UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2009 to August 31, 2009

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 79.5%
	Consumer Discretionary - 10.2%

142,078	Amazon.com, Inc.*	$11,535,313
80,982	Apollo Group, Inc., Class A*	5,249,253
174,715	Bed Bath & Beyond, Inc.*	6,373,603
719,731	Comcast Corp., Class A	11,026,279
365,548	DIRECTV Group, Inc. (The)*	9,050,968
107,082	DISH Network Corp., Class A*	1,746,507
141,230	Expedia, Inc.*	3,255,352
92,525	Garmin Ltd.	3,041,297
71,376	Liberty Global, Inc., Class A*	1,562,421
272,145	Liberty Media Corp. - Interactive, Class A*	2,607,149
706,842	News Corp., Class A	7,577,346
67,356	O’Reilly Automotive, Inc.*	2,578,388
63,850	Ross Stores, Inc.	2,977,964
62,471	Sears Holdings Corp.*	3,963,785
239,314	Staples, Inc.	5,171,576
509,597	Starbucks Corp.*	9,677,247
82,805	Urban Outfitters, Inc.*	2,354,146
66,817	Wynn Resorts Ltd.*	3,616,804
		93,365,398
	Consumer Staples - 0.8%

113,858	Costco Wholesale Corp.	5,804,481
44,630	Hansen Natural Corp.*	1,457,616
		7,262,097
	Health Care - 13.2%

235,009	Amgen, Inc.*	14,039,438
156,227	Biogen Idec, Inc.*	7,844,158
227,304	Celgene Corp.*	11,858,450
35,815	Cephalon, Inc.*	2,038,948
39,961	Cerner Corp.*	2,465,993
71,013	DENTSPLY International, Inc.	2,393,848
120,515	Express Scripts, Inc.*	8,703,593
168,436	Genzyme Corp.*	9,383,570
444,565	Gilead Sciences, Inc.*	20,032,099
44,775	Henry Schein, Inc.*	2,372,179
134,345	Hologic, Inc.*	2,209,975
60,147	Illumina, Inc.*	2,121,385
18,834	Intuitive Surgical, Inc.*	4,194,520
88,044	Life Technologies Corp.*	3,920,599
58,253	Patterson Cos., Inc.*	1,586,229
57,113	Pharmaceutical Product Development, Inc.	1,148,542
358,573	Teva Pharmaceutical Industries Ltd. (ADR)	18,466,510
90,178	Vertex Pharmaceuticals, Inc.*	3,373,559
124,710	Warner Chilcott plc, Class A*	2,540,343
		120,693,938
	Industrials - 3.7%

83,412	C.H. Robinson Worldwide, Inc.	4,692,759
91,298	Cintas Corp.	2,505,217
103,831	Expeditors International of Washington, Inc.	3,391,121
70,719	Fastenal Co.	2,560,028
36,840	First Solar, Inc.*	4,479,007
65,772	Foster Wheeler AG*	1,904,099
62,762	J.B. Hunt Transport Services, Inc.	1,759,219
49,994	Joy Global, Inc.	1,942,267
202,748	PACCAR, Inc.	7,333,395
57,906	Ryanair Holdings plc (ADR)*	1,586,045
44,413	Stericycle, Inc.*	2,199,332
		34,352,489
	Information Technology - 50.5%

572,255	Activision Blizzard, Inc.*	6,643,881
255,640	Adobe Systems, Inc.*	8,032,209
82,475	Akamai Technologies, Inc.*	1,454,859
205,542	Altera Corp.	3,948,462
619,720	Apple, Inc.*	104,243,101
342,396	Applied Materials, Inc.	4,512,779
118,399	Autodesk, Inc.*	2,774,089
176,561	Automatic Data Processing, Inc.	6,771,114
13,135	Baidu, Inc. (ADR)*	4,335,338
195,298	Broadcom Corp., Class A*	5,556,228
248,190	CA, Inc.	5,532,155
103,337	Check Point Software Technologies*	2,880,002
1,026,310	Cisco Systems, Inc.*	22,168,296
107,081	Citrix Systems, Inc.*	3,820,650
141,790	Cognizant Technology Solutions Corp., Class A*	4,945,635
357,480	Dell, Inc.*	5,658,908
477,903	eBay, Inc.*	10,580,772
162,151	Electronic Arts, Inc.*	2,954,391
96,936	Fiserv, Inc.*	4,677,162
437,757	Flextronics International Ltd.*	2,595,899
78,313	FLIR Systems, Inc.*	1,802,765
73,048	Google, Inc., Class A*	33,724,070
68,006	IAC/InterActiveCorp.*	1,259,471
55,934	Infosys Technologies Ltd. (ADR)	2,418,027
974,031	Intel Corp.	19,792,310
202,689	Intuit, Inc.*	5,628,674
171,241	Juniper Networks, Inc.*	3,950,530
102,534	Kla-Tencor Corp.	3,199,061
65,005	Lam Research Corp.*	1,995,654
147,955	Linear Technology Corp.	3,931,164
86,838	Logitech International S.A. (Registered)*	1,587,399
294,170	Marvell Technology Group Ltd.*	4,486,092
149,396	Maxim Integrated Products, Inc.	2,805,657
75,716	Microchip Technology, Inc.	2,010,260
1,525,492	Microsoft Corp.	37,603,378
172,249	NetApp, Inc.*	3,918,665
267,129	Nvidia Corp.*	3,878,713
1,034,893	Oracle Corp.	22,633,110
170,486	Paychex, Inc.	4,823,049
994,140	QUALCOMM, Inc.	46,147,979
282,236	Research In Motion Ltd.*	20,620,162
244,066	Seagate Technology	3,380,314
427,558	Symantec Corp.*	6,464,677
90,554	VeriSign, Inc.*	1,918,839
181,107	Xilinx, Inc.	4,027,820
334,141	Yahoo!, Inc.*	4,881,800
		462,975,570
	Materials - 0.5%

58,398	Sigma-Aldrich Corp.	2,966,618
110,034	Steel Dynamics, Inc.	1,821,063
		4,787,681
	Telecommunication Services - 0.6%

52,279	Millicom International Cellular S.A.*	3,688,806
80,235	NII Holdings, Inc.*	1,902,372
		5,591,178
	Total Common Stocks (Cost $579,587,380)	729,028,351

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.0%
$198,389	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $198,389)	$198,389

	Repurchase Agreements (a) - 3.6%
1,983,892	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,983,903 (b)	1,983,892
1,847,613	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,847,624 (c)	1,847,613
2,975,838	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $2,975,907 (d)	2,975,838
2,975,838	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $2,975,919 (e)	2,975,838
1,359,571	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,359,578 (f)	1,359,571
3,967,785	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $3,967,901 (g)	3,967,785
991,946	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $991,952 (h)	991,946
3,967,785	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $3,967,808 (i)	3,967,785
1,190,335	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,190,341 (j)	1,190,335
495,973	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $495,976 (k)	495,973
7,935,569	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $7,935,617 (l)	7,935,569
2,998,406	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,998,423 (m)	2,998,406
	Total Repurchase Agreements (Cost $32,690,551)	32,690,551
	Total Investment Securities (Cost $612,476,320) — 83.1%	761,917,291
	Other assets less liabilities — 16.9%	154,958,290
	Net Assets — 100.0%	$916,875,581

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $5,738,658, including $416,247 related to Lehman.  See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $2,023,570. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $1,884,571. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $3,035,365. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $3,035,364. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $1,386,767. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $4,047,151. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,011,787. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $4,047,147. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,214,150. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $505,896. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $8,094,282. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $3,058,379. The investment in the repurchase agreement was through participation in a pooled account.

ADR        American Depositary Receipt

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,219,684
Aggregate gross unrealized depreciation	(16,105,003)
Net unrealized depreciation	$(12,885,319)
Federal income tax cost of investments	$774,802,610

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100 Futures Contracts	6,363	09/18/09	$206,924,760	$23,590,742

Cash collateral in the amount of $24,857,163 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	$135,302,887	$(1,503,965)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	39,200,971	(435,435)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	13,624,645	—

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	641,722,113	135,832,834

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	68,029,798	(756,092)

		$133,137,342

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$729,028,351	$—	$729,028,351
U.S. Government & Agency Security	—	198,389	198,389
Repurchase Agreements	—	32,690,551	32,690,551
Total Investment Securities	729,028,351	32,888,940	761,917,291
Other Financial Instruments*:
Futures Contracts	23,590,742	—	23,590,742
Swap Agreements	—	133,137,342	133,137,342
Total Other Financial Instruments	23,590,742	133,137,342	156,728,084
Total Investments	$752,619,093	$166,026,282	$918,645,375

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 76.0%
	Consumer Discretionary - 6.6%

277,414	Home Depot, Inc.	$7,570,628
277,414	McDonald’s Corp.	15,601,763
277,414	Walt Disney Co. (The)	7,223,861
		30,396,252
	Consumer Staples - 11.0%

277,414	Coca-Cola Co. (The)	13,529,481
277,414	Kraft Foods, Inc., Class A	7,864,687
277,414	Procter & Gamble Co. (The)	15,010,871
277,414	Wal-Mart Stores, Inc.	14,112,050
		50,517,089
	Energy - 8.4%

277,414	Chevron Corp.	19,402,335
277,414	Exxon Mobil Corp.	19,183,178
		38,585,513
	Financials - 8.8%

277,414	American Express Co.	9,382,142
277,414	Bank of America Corp.	4,879,712
277,414	JPMorgan Chase & Co.	12,056,412
277,414	Travelers Cos., Inc. (The)	13,987,214
		40,305,480
	Health Care - 6.6%

277,414	Johnson & Johnson	16,766,902
277,414	Merck & Co., Inc.	8,996,536
277,414	Pfizer, Inc.	4,632,814
		30,396,252
	Industrials - 14.5%

277,414	3M Co.	20,001,550
277,414	Boeing Co. (The)	13,779,153
277,414	Caterpillar, Inc.	12,569,628
277,414	General Electric Co.	3,856,055
277,414	United Technologies Corp.	16,467,295
		66,673,681
	Information Technology - 13.9%

277,414	Cisco Systems, Inc.*	5,992,142
277,414	Hewlett-Packard Co.	12,453,114
277,414	Intel Corp.	5,637,053
277,414	International Business Machines Corp.	32,748,723
277,414	Microsoft Corp.	6,838,255
		63,669,287
	Materials - 2.7%

277,414	Alcoa, Inc.	3,342,839
277,414	E.I. du Pont de Nemours & Co.	8,857,829
		12,200,668
	Telecommunication Services - 3.5%

277,414	AT&T, Inc.	7,226,635
277,414	Verizon Communications, Inc.	8,610,930
		15,837,565
	Total Common Stocks (Cost $298,394,033)	348,581,787

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$157,163	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $157,163)	157,163

	Repurchase Agreements (a) - 5.7%
1,571,631	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,571,640 (b)	1,571,631
1,463,671	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,463,680 (c)	1,463,671
2,357,447	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $2,357,502 (d)	2,357,447
2,357,447	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $2,357,511 (e)	2,357,447
1,077,046	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,077,052 (f)	1,077,046
3,143,263	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $3,143,355 (g)	3,143,263
785,816	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $785,820 (h)	785,816
3,143,263	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $3,143,281 (i)	3,143,263
942,979	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $942,984 (j)	942,979
392,908	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $392,910 (k)	392,908
6,286,526	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $6,286,564 (l)	6,286,526
2,375,324	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,375,337 (m)	2,375,324
	Total Repurchase Agreements (Cost $25,897,321)	25,897,321
	Total Investment Securities (Cost $324,448,517) — 81.7%	374,636,271
	Other assets less liabilities — 18.3%	83,756,297
	Net Assets — 100.0%	$458,392,568

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $2,915,270, including $575,028 related to Lehman.  See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $1,603,064. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $1,492,949. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $2,404,604. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $2,404,603. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $1,098,591. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $3,206,136. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $801,534. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $3,206,133. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $961,845. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $400,769. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $6,412,258. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $2,422,834. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,019,003
Aggregate gross unrealized depreciation	(3,895,885)
Net unrealized appreciation	$5,123,118
Federal income tax cost of investments	$369,513,153

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	2,264	09/18/09	$107,472,080	$13,321,823

Cash collateral in the amount of $15,354,910 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	$23,530,959	$(200,143)

Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	31,343,790	(252,958)

Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageSM Index	6,716,868	—

Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	397,059,404	70,157,215

Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	2,085,920	4,833

		$69,708,947

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$348,581,787	$—	$348,581,787
U.S. Government & Agency Security	—	157,163	157,163
Repurchase Agreements	—	25,897,321	25,897,321
Total Investment Securities	348,581,787	26,054,484	374,636,271
Other Financial Instruments*:
Futures Contracts	13,321,823	—	13,321,823
Swap Agreements	—	69,708,947	69,708,947
Total Other Financial Instruments	13,321,823	69,708,947	83,030,770
Total Investments	$361,903,610	$95,763,431	$457,667,041

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 77.0%
	Consumer Discretionary - 7.0%

14,080	Abercrombie & Fitch Co., Class A	$454,643
51,630	Amazon.com, Inc.*	4,191,840
17,265	Apollo Group, Inc., Class A*	1,119,117
17,310	AutoNation, Inc.*	328,544
5,784	AutoZone, Inc.*	851,694
41,605	Bed Bath & Beyond, Inc.*	1,517,750
54,693	Best Buy Co., Inc.	1,984,262
13,230	Big Lots, Inc.*	336,307
9,633	Black & Decker Corp.	425,008
70,200	Carnival Corp.	2,053,350
108,870	CBS Corp., Class B	1,126,804
50,885	Coach, Inc.	1,439,537
461,989	Comcast Corp., Class A	7,077,671
44,177	D.R. Horton, Inc.	592,414
21,971	Darden Restaurants, Inc.	723,505
9,868	DeVry, Inc.	504,255
83,981	DIRECTV Group, Inc. (The)*	2,079,370
42,971	Eastman Kodak Co.	228,606
33,712	Expedia, Inc.*	777,062
22,470	Family Dollar Stores, Inc.	680,392
515,645	Ford Motor Co.*	3,918,902
24,065	Fortune Brands, Inc.	958,028
26,377	GameStop Corp., Class A*	627,773
37,242	Gannett Co., Inc.	321,771
73,688	Gap, Inc. (The)	1,447,969
25,547	Genuine Parts Co.	946,261
38,746	Goodyear Tire & Rubber Co. (The)*	638,922
54,423	H&R Block, Inc.	940,429
37,565	Harley-Davidson, Inc.	900,809
11,108	Harman International Industries, Inc.	333,129
19,941	Hasbro, Inc.	566,125
271,787	Home Depot, Inc.	7,417,067
47,475	International Game Technology	993,177
76,650	Interpublic Group of Cos., Inc.*	482,128
37,784	J.C. Penney Co., Inc.	1,135,031
95,216	Johnson Controls, Inc.	2,358,500
11,854	KB Home	215,861
48,931	Kohl’s Corp.*	2,524,350
25,117	Leggett & Platt, Inc.	458,385
24,709	Lennar Corp., Class A	374,341
43,279	Limited Brands, Inc.	645,723
236,576	Lowe’s Cos., Inc.	5,086,384
67,385	Macy’s, Inc.	1,045,815
47,562	Marriott International, Inc., Class A	1,136,736
57,446	Mattel, Inc.	1,033,454
176,767	McDonald’s Corp.	9,941,376
50,391	McGraw-Hill Cos., Inc. (The)	1,693,641
5,768	Meredith Corp.	159,658
18,685	New York Times Co. (The), Class A	142,193
44,478	Newell Rubbermaid, Inc.	619,134
368,563	News Corp., Class A	3,950,995
62,084	NIKE, Inc., Class B	3,438,833
25,653	Nordstrom, Inc.	719,310
44,014	Office Depot, Inc.*	229,753
49,805	Omnicom Group, Inc.	1,808,918
21,736	O’Reilly Automotive, Inc.*	832,054
9,058	Polo Ralph Lauren Corp.	601,270
50,527	Pulte Homes, Inc.	645,741
20,049	RadioShack Corp.	303,341
14,496	Scripps Networks Interactive, Inc., Class A	470,685
8,648	Sears Holdings Corp.*	548,716
15,759	Sherwin-Williams Co. (The)	948,692
9,230	Snap-On, Inc.	344,464
12,670	Stanley Works (The)	518,583
114,614	Staples, Inc.	2,476,809
117,910	Starbucks Corp.*	2,239,111
29,907	Starwood Hotels & Resorts Worldwide, Inc.	890,630
120,534	Target Corp.	5,665,098
19,880	Tiffany & Co.	723,234
56,450	Time Warner Cable, Inc.	2,084,134
191,702	Time Warner, Inc.	5,350,403
66,259	TJX Cos., Inc.	2,382,011
14,178	VF Corp.	986,222
97,167	Viacom, Inc., Class B*	2,433,062
297,498	Walt Disney Co. (The)	7,746,848
964	Washington Post Co. (The), Class B	418,723
11,829	Whirlpool Corp.	759,540
28,533	Wyndham Worldwide Corp.	432,275
10,845	Wynn Resorts Ltd.*	587,040
73,958	Yum! Brands, Inc.	2,533,061
		130,624,759
	Consumer Staples - 8.9%

331,289	Altria Group, Inc.	6,055,963
102,865	Archer-Daniels-Midland Co.	2,965,598
68,401	Avon Products, Inc.	2,179,940
15,644	Brown-Forman Corp., Class B	699,600
31,994	Campbell Soup Co.	1,003,332
22,281	Clorox Co.	1,316,584
318,992	Coca-Cola Co. (The)	15,557,240
50,809	Coca-Cola Enterprises, Inc.	1,026,850
80,043	Colgate-Palmolive Co.	5,819,126
71,658	ConAgra Foods, Inc.	1,471,139
31,514	Constellation Brands, Inc., Class A*	466,092
69,542	Costco Wholesale Corp.	3,545,251
233,269	CVS Caremark Corp.	8,752,253
28,362	Dean Foods Co.*	514,487
40,675	Dr. Pepper Snapple Group, Inc.*	1,075,447
18,594	Estee Lauder Cos., Inc. (The), Class A	666,595
52,711	General Mills, Inc.	3,148,428
50,412	H. J. Heinz Co.	1,940,862
26,554	Hershey Co. (The)	1,041,713
11,186	Hormel Foods Corp.	413,323
18,975	J.M. Smucker Co. (The)	991,823
40,452	Kellogg Co.	1,904,885
66,366	Kimberly-Clark Corp.	4,012,488
235,970	Kraft Foods, Inc., Class A	6,689,749
104,521	Kroger Co. (The)	2,256,608
26,945	Lorillard, Inc.	1,960,788
20,878	McCormick & Co., Inc. (Non-Voting)	679,996
23,886	Molson Coors Brewing Co., Class B	1,131,719
21,895	Pepsi Bottling Group, Inc.	782,308
249,437	PepsiCo, Inc.	14,135,595
314,294	Philip Morris International, Inc.	14,366,379
467,009	Procter & Gamble Co. (The)	25,269,857
27,073	Reynolds American, Inc.	1,237,507
68,240	Safeway, Inc.	1,299,972
111,457	Sara Lee Corp.	1,080,018
33,903	SUPERVALU, Inc.	486,508

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
94,516	Sysco Corp.	$2,409,213
48,399	Tyson Foods, Inc., Class A	580,304
158,897	Walgreen Co.	5,383,430
357,561	Wal-Mart Stores, Inc.	18,189,128
22,502	Whole Foods Market, Inc.*	654,358
		165,162,456
	Energy - 9.0%

79,983	Anadarko Petroleum Corp.	4,228,701
53,705	Apache Corp.	4,562,240
49,638	Baker Hughes, Inc.	1,710,029
46,797	BJ Services Co.	751,560
16,605	Cabot Oil & Gas Corp.	585,326
34,765	Cameron International Corp.*	1,241,458
90,295	Chesapeake Energy Corp.	2,062,338
321,199	Chevron Corp.	22,464,658
237,382	ConocoPhillips	10,689,311
28,943	CONSOL Energy, Inc.	1,082,758
39,873	Denbury Resources, Inc.*	606,867
71,124	Devon Energy Corp.	4,365,591
11,136	Diamond Offshore Drilling, Inc.	995,781
112,319	El Paso Corp.	1,036,704
22,720	ENSCO International, Inc.	838,368
40,101	EOG Resources, Inc.	2,887,272
781,852	Exxon Mobil Corp.	54,065,066
19,802	FMC Technologies, Inc.*	944,555
143,740	Halliburton Co.	3,408,075
45,588	Hess Corp.	2,306,297
113,403	Marathon Oil Corp.	3,500,751
13,696	Massey Energy Co.	370,888
30,569	Murphy Oil Corp.	1,742,433
45,350	Nabors Industries Ltd.*	801,788
66,998	National Oilwell Varco, Inc.*	2,435,377
27,775	Noble Energy, Inc.	1,679,277
129,875	Occidental Petroleum Corp.	9,493,863
42,837	Peabody Energy Corp.	1,399,913
18,263	Pioneer Natural Resources Co.	528,896
25,083	Range Resources Corp.	1,213,265
18,118	Rowan Cos., Inc.	375,224
191,694	Schlumberger Ltd.	10,773,203
35,138	Smith International, Inc.	968,755
55,059	Southwestern Energy Co.*	2,029,475
103,341	Spectra Energy Corp.	1,944,878
18,730	Sunoco, Inc.	503,837
22,168	Tesoro Corp.	312,125
89,135	Valero Energy Corp.	1,670,390
92,946	Williams Cos., Inc. (The)	1,528,032
92,882	XTO Energy, Inc.	3,585,245
		167,690,570
	Financials - 11.8%

74,896	Aflac, Inc.	3,042,276
85,939	Allstate Corp. (The)	2,525,747
190,255	American Express Co.	6,434,424
21,557	American International Group, Inc.	977,179
40,829	Ameriprise Financial, Inc.	1,226,095
44,351	AON Corp.	1,852,098
18,763	Apartment Investment & Management Co., Class A (REIT)	228,346
18,867	Assurant, Inc.	565,067
12,802	AvalonBay Communities, Inc. (REIT)	824,833
1,384,407	Bank of America Corp.	24,351,719
191,541	Bank of New York Mellon Corp. (The)	5,671,529
109,008	BB&T Corp.	3,045,684
22,194	Boston Properties, Inc. (REIT)	1,344,513
72,399	Capital One Financial Corp.	2,699,759
37,911	CB Richard Ellis Group, Inc., Class A*	448,866
150,461	Charles Schwab Corp. (The)	2,717,326
56,417	Chubb Corp.	2,786,436
26,046	Cincinnati Financial Corp.	669,903
1,817,934	Citigroup, Inc.	9,089,670
10,633	CME Group, Inc.	3,094,628
24,213	Comerica, Inc.	645,761
85,826	Discover Financial Services	1,180,108
178,720	E*Trade Financial Corp.*	314,547
43,877	Equity Residential (REIT)	1,198,281
14,339	Federated Investors, Inc., Class B	376,399
127,381	Fifth Third Bancorp	1,393,548
34,436	First Horizon National Corp.*	460,754
24,139	Franklin Resources, Inc.	2,252,893
69,410	Genworth Financial, Inc., Class A	732,970
80,661	Goldman Sachs Group, Inc. (The)	13,346,169
61,560	Hartford Financial Services Group, Inc.	1,460,203
46,140	HCP, Inc. (REIT)	1,314,067
17,806	Health Care REIT, Inc. (REIT)	760,494
96,329	Host Hotels & Resorts, Inc. (REIT)	960,400
83,556	Hudson City Bancorp, Inc.	1,096,255
87,098	Huntington Bancshares, Inc./OH	397,167
11,669	IntercontinentalExchange, Inc.*	1,094,552
65,903	Invesco Ltd.	1,367,487
28,750	Janus Capital Group, Inc.	365,700
625,064	JPMorgan Chase & Co.	27,165,281
138,557	KeyCorp	922,790
51,859	Kimco Realty Corp. (REIT)	650,830
25,911	Legg Mason, Inc.	745,200
29,043	Leucadia National Corp.*	722,299
47,441	Lincoln National Corp.	1,197,411
57,874	Loews Corp.	1,976,397
13,107	M&T Bank Corp.	809,488
83,723	Marsh & McLennan Cos., Inc.	1,970,839
56,451	Marshall & Ilsley Corp.	401,931
27,307	MBIA, Inc.*	183,503
131,146	MetLife, Inc.	4,952,073
30,590	Moody’s Corp.	833,272
216,574	Morgan Stanley	6,271,983
22,022	NASDAQ OMX Group, Inc. (The)*	483,383
38,607	Northern Trust Corp.	2,256,965
41,659	NYSE Euronext	1,180,616
55,805	People’s United Financial, Inc.	896,228
26,086	Plum Creek Timber Co., Inc. (REIT)	790,145
73,748	PNC Financial Services Group, Inc.	3,140,927
49,778	Principal Financial Group, Inc.	1,413,695
109,116	Progressive Corp. (The)*	1,802,596
70,918	ProLogis (REIT)	788,608
74,162	Prudential Financial, Inc.	3,751,114
20,096	Public Storage (REIT)	1,417,773
185,065	Regions Financial Corp.	1,084,481
44,493	Simon Property Group, Inc. (REIT)	2,830,645
74,904	SLM Corp.*	666,646
79,111	State Street Corp.	4,151,745

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
79,887	SunTrust Banks, Inc.	$1,866,959
40,934	T. Rowe Price Group, Inc.	1,855,129
13,256	Torchmark Corp.	564,838
93,801	Travelers Cos., Inc. (The)	4,729,446
304,069	U.S. Bancorp	6,878,041
53,078	Unum Group	1,195,847
25,077	Ventas, Inc. (REIT)	983,269
25,434	Vornado Realty Trust (REIT)	1,462,964
746,010	Wells Fargo & Co.	20,530,195
54,813	XL Capital Ltd., Class A	951,006
19,944	Zions Bancorporation	352,410
		221,142,821
	Health Care - 10.4%

247,621	Abbott Laboratories	11,199,898
71,605	Aetna, Inc.	2,040,742
49,271	Allergan, Inc.	2,755,234
48,386	AmerisourceBergen Corp.	1,031,106
162,207	Amgen, Inc.*	9,690,246
96,940	Baxter International, Inc.	5,517,825
38,379	Becton, Dickinson and Co.	2,671,946
46,234	Biogen Idec, Inc.*	2,321,409
241,364	Boston Scientific Corp.*	2,836,027
317,387	Bristol-Myers Squibb Co.	7,023,774
15,911	C.R. Bard, Inc.	1,282,108
57,691	Cardinal Health, Inc.	1,994,955
73,750	Celgene Corp.*	3,847,537
11,830	Cephalon, Inc.*	673,482
43,706	CIGNA Corp.	1,286,268
23,783	Coventry Health Care, Inc.*	519,183
16,569	DaVita, Inc.*	856,783
23,798	DENTSPLY International, Inc.	802,231
162,009	Eli Lilly & Co.	5,420,821
43,448	Express Scripts, Inc.*	3,137,815
48,327	Forest Laboratories, Inc.*	1,414,531
43,223	Genzyme Corp.*	2,407,953
145,227	Gilead Sciences, Inc.*	6,543,929
25,712	Hospira, Inc.*	1,005,082
27,177	Humana, Inc.*	970,219
29,123	IMS Health, Inc.	403,645
6,065	Intuitive Surgical, Inc.*	1,350,736
441,511	Johnson & Johnson	26,684,925
39,730	King Pharmaceuticals, Inc.*	412,397
17,352	Laboratory Corp. of America Holdings*	1,210,996
27,986	Life Technologies Corp.*	1,246,217
43,488	McKesson Corp.	2,472,728
77,288	Medco Health Solutions, Inc.*	4,267,843
179,168	Medtronic, Inc.	6,862,134
337,862	Merck & Co., Inc.	10,956,865
8,882	Millipore Corp.*	588,255
48,876	Mylan, Inc.*	717,011
14,656	Patterson Cos., Inc.*	399,083
18,679	PerkinElmer, Inc.	340,892
1,081,196	Pfizer, Inc.	18,055,973
24,058	Quest Diagnostics, Inc.	1,298,170
260,900	Schering-Plough Corp.	7,352,162
55,495	St. Jude Medical, Inc.*	2,138,777
38,180	Stryker Corp.	1,582,943
66,900	Tenet Healthcare Corp.*	311,754
67,024	Thermo Fisher Scientific, Inc.*	3,030,155
190,590	UnitedHealth Group, Inc.	5,336,520
20,086	Varian Medical Systems, Inc.*	865,104
15,446	Waters Corp.*	776,625
16,890	Watson Pharmaceuticals, Inc.*	596,048
77,651	WellPoint, Inc.*	4,103,855
213,670	Wyeth	10,224,110
34,464	Zimmer Holdings, Inc.*	1,631,870
		194,468,897
	Industrials - 7.7%

111,258	3M Co.	8,021,702
18,063	Avery Dennison Corp.	558,147
116,355	Boeing Co. (The)	5,779,353
44,613	Burlington Northern Santa Fe Corp.	3,703,771
27,166	C.H. Robinson Worldwide, Inc.	1,528,359
96,409	Caterpillar, Inc.	4,368,292
21,053	Cintas Corp.	577,694
26,674	Cooper Industries Ltd., Class A	860,237
62,722	CSX Corp.	2,665,685
32,336	Cummins, Inc.	1,465,468
40,857	Danaher Corp.	2,480,429
67,735	Deere & Co.	2,953,246
29,804	Dover Corp.	1,030,920
8,520	Dun & Bradstreet Corp.	622,301
26,533	Eaton Corp.	1,431,455
120,400	Emerson Electric Co.	4,439,148
20,226	Equifax, Inc.	559,047
34,023	Expeditors International of Washington, Inc.	1,111,191
20,705	Fastenal Co.	749,521
49,887	FedEx Corp.	3,427,736
8,977	Flowserve Corp.	774,266
28,815	Fluor Corp.	1,524,314
61,690	General Dynamics Corp.	3,651,431
1,696,716	General Electric Co.	23,584,352
19,845	Goodrich Corp.	1,094,650
119,183	Honeywell International, Inc.	4,381,167
61,603	Illinois Tool Works, Inc.	2,576,237
28,858	Iron Mountain, Inc.*	845,251
29,161	ITT Corp.	1,460,383
19,780	Jacobs Engineering Group, Inc.*	869,924
18,675	L-3 Communications Holdings, Inc.	1,389,420
52,340	Lockheed Martin Corp.	3,924,453
57,569	Masco Corp.	833,599
20,196	Monster Worldwide, Inc.*	327,579
58,809	Norfolk Southern Corp.	2,697,569
51,828	Northrop Grumman Corp.	2,529,725
58,191	PACCAR, Inc.	2,104,768
18,896	Pall Corp.	561,778
25,718	Parker Hannifin Corp.	1,251,438
33,069	Pitney Bowes, Inc.	739,092
22,441	Precision Castparts Corp.	2,048,415
31,240	Quanta Services, Inc.*	691,029
32,883	R.R. Donnelley & Sons Co.	586,633
63,140	Raytheon Co.	2,978,945
51,590	Republic Services, Inc.	1,321,220
24,484	Robert Half International, Inc.	643,684
22,724	Rockwell Automation, Inc.	950,999
25,377	Rockwell Collins, Inc.	1,168,357
8,955	Ryder System, Inc.	340,290
118,697	Southwest Airlines Co.	970,941
13,606	Stericycle, Inc.*	673,769
43,067	Textron, Inc.	661,509
80,770	Union Pacific Corp.	4,830,854
159,430	United Parcel Service, Inc., Class B	8,523,128
150,938	United Technologies Corp.	8,959,680
9,971	W.W. Grainger, Inc.	872,163
78,831	Waste Management, Inc.	2,359,412
		144,036,126

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology - 14.2%

83,916	Adobe Systems, Inc.*	$2,636,641
89,813	Advanced Micro Devices, Inc.*	391,585
15,637	Affiliated Computer Services, Inc., Class A*	700,538
55,014	Agilent Technologies, Inc.*	1,412,759
27,691	Akamai Technologies, Inc.*	488,469
47,014	Altera Corp.	903,139
27,445	Amphenol Corp., Class A	959,477
46,665	Analog Devices, Inc.	1,318,286
142,938	Apple, Inc.*	24,043,601
213,586	Applied Materials, Inc.	2,815,063
36,597	Autodesk, Inc.*	857,468
80,376	Automatic Data Processing, Inc.	3,082,420
29,629	BMC Software, Inc.*	1,056,274
68,485	Broadcom Corp., Class A*	1,948,398
63,179	CA, Inc.	1,408,260
14,605	Ciena Corp.*	195,707
924,159	Cisco Systems, Inc.*	19,961,834
28,995	Citrix Systems, Inc.*	1,034,542
46,805	Cognizant Technology Solutions Corp., Class A*	1,632,558
24,274	Computer Sciences Corp.*	1,185,785
38,769	Compuware Corp.*	279,524
19,656	Convergys Corp.*	213,071
248,970	Corning, Inc.	3,754,468
278,637	Dell, Inc.*	4,410,824
173,161	eBay, Inc.*	3,833,785
51,746	Electronic Arts, Inc.*	942,812
322,534	EMC Corp.*	5,128,291
30,644	Fidelity National Information Services, Inc.	752,617
24,931	Fiserv, Inc.*	1,202,921
24,073	FLIR Systems, Inc.*	554,160
38,472	Google, Inc., Class A*	17,761,368
21,212	Harris Corp.	736,693
382,339	Hewlett-Packard Co.	17,163,198
894,857	Intel Corp.	18,183,494
211,721	International Business Machines Corp.	24,993,664
51,763	Intuit, Inc.*	1,437,458
34,251	Jabil Circuit, Inc.	375,048
35,323	JDS Uniphase Corp.*	242,669
83,824	Juniper Networks, Inc.*	1,933,820
27,220	Kla-Tencor Corp.	849,264
12,511	Lexmark International, Inc., Class A*	235,707
35,612	Linear Technology Corp.	946,211
103,967	LSI Corp.*	541,668
11,608	Mastercard, Inc., Class A	2,352,129
24,895	McAfee, Inc.*	990,323
35,809	MEMC Electronic Materials, Inc.*	571,154
29,300	Microchip Technology, Inc.	777,915
135,666	Micron Technology, Inc.*	999,858
1,226,325	Microsoft Corp.	30,228,911
22,211	Molex, Inc.	404,462
367,301	Motorola, Inc.	2,637,221
31,272	National Semiconductor Corp.	474,396
52,993	NetApp, Inc.*	1,205,591
55,308	Novell, Inc.*	240,590
15,647	Novellus Systems, Inc.*	299,797
87,515	Nvidia Corp.*	1,270,718
606,836	Oracle Corp.	13,271,503
51,454	Paychex, Inc.	1,455,634
19,040	QLogic Corp.*	301,022
265,176	QUALCOMM, Inc.	12,309,470
30,276	Red Hat, Inc.*	695,137
17,018	Salesforce.com, Inc.*	882,724
36,348	SanDisk Corp.*	643,360
119,568	Sun Microsystems, Inc.*	1,109,591
131,037	Symantec Corp.*	1,981,279
63,412	Tellabs, Inc.*	402,032
27,671	Teradata Corp.*	745,180
27,736	Teradyne, Inc.*	228,822
204,039	Texas Instruments, Inc.	5,017,319
31,590	Total System Services, Inc.	482,063
30,897	VeriSign, Inc.*	654,707
35,668	Western Digital Corp.*	1,222,699
112,364	Western Union Co. (The)	2,027,047
138,561	Xerox Corp.	1,198,553
44,147	Xilinx, Inc.	981,829
223,498	Yahoo!, Inc.*	3,265,306
		265,833,881
	Materials - 2.6%

33,620	Air Products & Chemicals, Inc.	2,522,509
17,509	AK Steel Holding Corp.	355,783
156,103	Alcoa, Inc.	1,881,041
15,705	Allegheny Technologies, Inc.	476,961
15,059	Ball Corp.	729,759
17,244	Bemis Co., Inc.	458,518
7,755	CF Industries Holdings, Inc.	633,273
183,237	Dow Chemical Co. (The)	3,901,116
144,777	E.I. du Pont de Nemours & Co.	4,622,730
11,639	Eastman Chemical Co.	607,090
26,903	Ecolab, Inc.	1,137,728
11,644	FMC Corp.	555,419
65,973	Freeport-McMoRan Copper & Gold, Inc.	4,154,980
12,609	International Flavors & Fragrances, Inc.	449,133
69,250	International Paper Co.	1,589,287
27,414	MeadWestvaco Corp.	601,737
87,443	Monsanto Co.	7,334,719
78,418	Newmont Mining Corp.	3,151,619
50,352	Nucor Corp.	2,242,678
26,964	Owens-Illinois, Inc.*	915,158
21,139	Pactiv Corp.*	525,304
26,358	PPG Industries, Inc.	1,460,233
49,264	Praxair, Inc.	3,774,608
25,413	Sealed Air Corp.	480,560
19,562	Sigma-Aldrich Corp.	993,750
13,638	Titanium Metals Corp.	112,104
22,966	United States Steel Corp.	1,005,451
19,525	Vulcan Materials Co.	977,031
33,865	Weyerhaeuser Co.	1,266,212
		48,916,491
	Telecommunication Services - 2.5%

63,721	American Tower Corp., Class A*	2,016,770
945,328	AT&T, Inc.	24,625,794
47,477	CenturyTel, Inc.	1,530,184
50,047	Frontier Communications Corp.	355,834
40,584	MetroPCS Communications, Inc.*	323,049
237,032	Qwest Communications International, Inc.	850,945
460,052	Sprint Nextel Corp.*	1,683,790
455,131	Verizon Communications, Inc.	14,127,266
69,979	Windstream Corp.	599,720
		46,113,352

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 2.9%

106,816	AES Corp. (The)*	$1,460,175
27,142	Allegheny Energy, Inc.	716,820
34,218	Ameren Corp.	922,860
76,389	American Electric Power Co., Inc.	2,400,906
55,957	Centerpoint Energy, Inc.	693,867
36,344	CMS Energy Corp.	487,373
43,966	Consolidated Edison, Inc.	1,766,994
31,916	Constellation Energy Group, Inc.	1,010,141
94,526	Dominion Resources, Inc.	3,126,920
26,257	DTE Energy Co.	913,218
206,229	Duke Energy Corp.	3,194,487
81,160	Dynegy, Inc., Class A*	154,204
52,203	Edison International	1,744,102
31,421	Entergy Corp.	2,482,259
20,973	EQT Corp.	831,999
105,549	Exelon Corp.	5,279,561
48,842	FirstEnergy Corp.	2,204,240
65,819	FPL Group, Inc.	3,697,711
12,245	Integrys Energy Group, Inc.	420,371
7,245	Nicor, Inc.	262,414
43,997	NiSource, Inc.	581,200
28,060	Northeast Utilities	667,547
35,248	Pepco Holdings, Inc.	505,104
59,021	PG&E Corp.	2,395,662
16,196	Pinnacle West Capital Corp.	533,010
60,253	PPL Corp.	1,771,438
44,709	Progress Energy, Inc.	1,767,347
81,072	Public Service Enterprise Group, Inc.	2,567,550
27,888	Questar Corp.	941,499
19,519	SCANA Corp.	676,919
39,142	Sempra Energy	1,963,754
125,366	Southern Co.	3,911,419
34,108	TECO Energy, Inc.	454,319
18,733	Wisconsin Energy Corp.	851,790
73,009	Xcel Energy, Inc.	1,441,928
		54,801,108
	Total Common Stocks (Cost $1,167,623,034)	1,438,790,461

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$320,382	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $320,382)	320,382

	Repurchase Agreements (a) - 2.8%
3,203,825	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $3,203,843(b)	3,203,825

2,983,744	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,983,761(c)	2,983,744

4,805,737	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $4,805,849(d)	4,805,737

4,805,737	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $4,805,868(e)	4,805,737
2,195,596	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $2,195,608(f)	2,195,596
6,407,649	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $6,407,836(g)	6,407,649
1,601,912	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,601,921(h)	1,601,912
6,407,649	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $6,407,686(i)	6,407,649
1,922,295	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,922,305(j)	1,922,295
800,956	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $800,960(k)	800,956
12,815,298	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $12,815,376(l)	12,815,298
4,842,181	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $4,842,208(m)	4,842,181
	Total Repurchase Agreements (Cost $52,792,579)	52,792,579
	Total Investment Securities (Cost $1,220,735,995) — 79.8%	1,491,903,422
	Other assets less liabilities — 20.2%	376,694,814
	Net Assets — 100.0%	$1,868,598,236

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $14,191,269, including $1,429,499 related to Lehman.  See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $3,267,902. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $3,043,429. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $4,901,868. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $4,901,866. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $2,239,516. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $6,535,818. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,633,954. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $6,535,812. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,960,754. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $816,980. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $13,071,607. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $4,939,032. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,028,996
Aggregate gross unrealized depreciation	(22,545,031)
Net unrealized appreciation	$7,483,965
Federal income tax cost of investments	$1,484,419,457

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	8,798	09/18/09	$449,027,925	$49,463,003

Cash collateral in the amount of $50,924,068 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$59,962,180	$(750,435)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	2,496,133	(3,234,428)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	51,154,025	—

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	1,733,787,846	331,877,493

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	1,980,960	(9,988)

		$327,882,642

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$1,438,790,461	$—	$1,438,790,461
U.S. Government & Agency Security	—	320,382	320,382
Repurchase Agreements	—	52,792,579	52,792,579
Total Investment Securities	1,438,790,461	53,112,961	1,491,903,422
Other Financial Instruments*:
Futures Contracts	49,463,003	—	49,463,003
Swap Agreements	—	327,882,642	327,882,642
Total Other Financial Instruments	49,463,003	327,882,642	377,345,645
Total Investments	$1,488,253,464	$380,995,603	$1,869,249,067

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 86.5%
	Consumer Discretionary - 8.8%

15	1-800-Flowers.com, Inc., Class A*	$46
27	99 Cents Only Stores*	366
28	Aaron’s, Inc.	731
51	Abercrombie & Fitch Co., Class A	1,647
56	Advance Auto Parts, Inc.	2,369
40	Aeropostale, Inc.*	1,566
15	AFC Enterprises, Inc.*	124
193	Amazon.com, Inc.*	15,670
11	Ambassadors Group, Inc.	174
19	American Apparel, Inc.*	70
25	American Axle & Manufacturing Holdings, Inc.	154
100	American Eagle Outfitters, Inc.	1,350
23	American Greetings Corp., Class A	319
11	American Public Education, Inc.*	381
6	America’s Car-Mart, Inc.*	124
13	Amerigon, Inc.*	83
15	Ameristar Casinos, Inc.	249
34	AnnTaylor Stores Corp.*	479
78	Apollo Group, Inc., Class A*	5,056
16	Arbitron, Inc.	293
43	ArvinMeritor, Inc.	314
19	Asbury Automotive Group, Inc.*	237
8	Ascent Media Corp., Class A*	206
10	Audiovox Corp., Class A*	71
50	Autoliv, Inc.	1,603
43	AutoNation, Inc.*	816
19	AutoZone, Inc.*	2,798
32	Bally Technologies, Inc.*	1,294
22	Barnes & Noble, Inc.	455
23	Beazer Homes USA, Inc.*	99
14	Bebe Stores, Inc.	107
153	Bed Bath & Beyond, Inc.*	5,581
52	Belo Corp., Class A	174
8	Benihana, Inc., Class A*	57
197	Best Buy Co., Inc.	7,147
13	Big 5 Sporting Goods Corp.	199
48	Big Lots, Inc.*	1,220
11	BJ’s Restaurants, Inc.*	189
35	Black & Decker Corp.	1,544
7	Blue Nile, Inc.*	388
8	Bluegreen Corp.*	23
3	Blyth, Inc.	136
18	Bob Evans Farms, Inc.	484
4	Books-A-Million, Inc.	54
29	Borders Group, Inc.*	92
68	BorgWarner, Inc.	2,018
32	Boyd Gaming Corp.*	329
8	Bridgepoint Education, Inc.*	147
60	Brinker International, Inc.	874
27	Brink’s Home Security Holdings, Inc.*	844
6	Brookfield Homes Corp.*	43
24	Brown Shoe Co., Inc.	180
52	Brunswick Corp.	483
15	Buckle, Inc. (The)	397
11	Buffalo Wild Wings, Inc.*	454
10	Build-A-Bear Workshop, Inc.*	47
62	Burger King Holdings, Inc.	1,112
23	Cabela’s, Inc.*	369
137	Cablevision Systems Corp., Class A	3,061
11	California Pizza Kitchen, Inc.*	155
38	Callaway Golf Co.	269
9	Capella Education Co.*	570
41	Career Education Corp.*	974
4	Caribou Coffee Co., Inc.*	31
129	Carmax, Inc.*	2,233
6	Carmike Cinemas, Inc.*	61
257	Carnival Corp.	7,517
7	Carrols Restaurant Group, Inc.*	53
33	Carter’s, Inc.*	830
16	Cato Corp. (The), Class A	273
4	Cavco Industries, Inc.*	129
356	CBS Corp., Class B	3,685
13	CEC Entertainment, Inc.*	348
20	Central European Media Enterprises Ltd., Class A*	575
12	Charlotte Russe Holding, Inc.*	209
68	Charming Shoppes, Inc.*	356
35	Cheesecake Factory, Inc. (The)*	643
4	Cherokee, Inc.	82
104	Chico’s FAS, Inc.*	1,324
14	Children’s Place Retail Stores, Inc. (The)*	425
3	China Automotive Systems, Inc.*	24
17	ChinaCast Education Corp.*	101
19	Chipotle Mexican Grill, Inc., Class A*	1,594
17	Choice Hotels International, Inc.	501
21	Christopher & Banks Corp.	144
6	Churchill Downs, Inc.	227
19	Cinemark Holdings, Inc.	191
9	Citi Trends, Inc.*	201
29	CKE Restaurants, Inc.	280
34	CKX, Inc.*	215
24	Clear Channel Outdoor Holdings, Inc., Class A*	163
186	Coach, Inc.	5,262
18	Coinstar, Inc.*	594
33	Coldwater Creek, Inc.*	246
38	Collective Brands, Inc.*	602
7	Columbia Sportswear Co.	275
1,684	Comcast Corp., Class A	25,799
6	Conn’s, Inc.*	68
35	Cooper Tire & Rubber Co.	500
6	Core-Mark Holding Co., Inc.*	172
47	Corinthian Colleges, Inc.*	901
3	CPI Corp.	54
13	Cracker Barrel Old Country Store, Inc.	369
49	CROCS, Inc.*	311
6	Crown Media Holdings, Inc., Class A*	11
4	CSS Industries, Inc.	84
20	CTC Media, Inc.*	266
162	D.R. Horton, Inc.	2,172
59	Dana Holding Corp.*	309
80	Darden Restaurants, Inc.	2,634
8	Deckers Outdoor Corp.*	546
56	Denny’s Corp.*	143
3	Destination Maternity Corp.*	60
36	DeVry, Inc.	1,840
50	Dick’s Sporting Goods, Inc.*	1,120
30	Dillard’s, Inc., Class A	342
10	DineEquity, Inc.	211
269	DIRECTV Group, Inc. (The)*	6,660
165	Discovery Communications, Inc., Class C*	3,856
118	DISH Network Corp., Class A*	1,925
18	Dolan Media Co.*	191
53	Dollar Tree, Inc.*	2,647
22	Domino’s Pizza, Inc.*	178
7	Dorman Products, Inc.*	98
8	Dover Downs Gaming & Entertainment, Inc.	48

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
42	DreamWorks Animation SKG, Inc., Class A*	$1,418
26	Dress Barn, Inc.*	422
11	Drew Industries, Inc.*	226
51	Drugstore.com, Inc.*	121
7	DSW, Inc., Class A*	106
17	E.W. Scripps Co. (The), Class A*	118
157	Eastman Kodak Co.	835
3	Einstein Noah Restaurant Group, Inc.*	39
14	Ethan Allen Interiors, Inc.	218
29	Exide Technologies*	206
108	Expedia, Inc.*	2,489
82	Family Dollar Stores, Inc.	2,483
12	Federal Mogul Corp.*	151
9	FGX International Holdings Ltd.*	130
25	Finish Line (The), Class A	206
3	Fisher Communications, Inc.*	62
91	Foot Locker, Inc.	970
1,831	Ford Motor Co.*	13,916
88	Fortune Brands, Inc.	3,503
27	Fossil, Inc.*	685
23	Fred’s, Inc., Class A	301
1	Frisch’s Restaurants, Inc.	28
8	Fuel Systems Solutions, Inc.*	268
7	Fuqi International, Inc.*	182
24	Furniture Brands International, Inc.*	134
8	G-III Apparel Group Ltd.*	120
9	Gaiam, Inc., Class A*	50
96	GameStop Corp., Class A*	2,285
3	Gander Mountain Co.*	17
136	Gannett Co., Inc.	1,175
282	Gap, Inc. (The)	5,541
66	Garmin Ltd.	2,169
20	Gaylord Entertainment Co.*	406
11	Genesco, Inc.*	241
81	Gentex Corp.	1,182
93	Genuine Parts Co.	3,445
9	Global Sources Ltd.*	62
142	Goodyear Tire & Rubber Co. (The)*	2,342
9	Grand Canyon Education, Inc.*	157
16	Great Wolf Resorts, Inc.*	56
14	Group 1 Automotive, Inc.	394
34	Guess?, Inc.	1,191
17	Gymboree Corp.*	761
199	H&R Block, Inc.	3,439
55	Hanesbrands, Inc.*	1,158
137	Harley-Davidson, Inc.	3,285
34	Harman International Industries, Inc.	1,020
22	Harte-Hanks, Inc.	287
73	Hasbro, Inc.	2,072
10	Haverty Furniture Cos., Inc.*	117
3	Hawk Corp., Class A*	41
17	Helen of Troy Ltd.*	368
7	hhgregg, Inc.*	121
17	Hibbett Sports, Inc.*	299
36	Hillenbrand, Inc.	721
994	Home Depot, Inc.	27,126
6	Hooker Furniture Corp.	80
26	HOT Topic, Inc.*	181
30	Hovnanian Enterprises, Inc., Class A*	161
23	HSN, Inc.*	239
42	Iconix Brand Group, Inc.*	722
21	Interactive Data Corp.	487
174	International Game Technology	3,640
18	International Speedway Corp., Class A	501
280	Interpublic Group of Cos., Inc.*	1,761
23	Interval Leisure Group, Inc.*	241
11	iRobot Corp.*	126
9	Isle of Capri Casinos, Inc.*	92
22	ITT Educational Services, Inc.*	2,310
29	J. Crew Group, Inc.*	989
130	J.C. Penney Co., Inc.	3,905
33	Jack in the Box, Inc.*	673
17	Jackson Hewitt Tax Service, Inc.	95
16	Jakks Pacific, Inc.*	214
51	Jarden Corp.*	1,242
15	Jo-Ann Stores, Inc.*	410
24	John Wiley & Sons, Inc., Class A	770
348	Johnson Controls, Inc.	8,620
50	Jones Apparel Group, Inc.	779
11	JoS. A. Bank Clothiers, Inc.*	484
24	Journal Communications, Inc., Class A	89
14	K12, Inc.*	288
45	KB Home	819
4	Kenneth Cole Productions, Inc., Class A	40
7	Kirkland’s, Inc.*	99
17	Knology, Inc.*	123
179	Kohl’s Corp.*	9,235
34	Krispy Kreme Doughnuts, Inc.*	104
15	K-Swiss, Inc., Class A	145
11	Lakes Entertainment, Inc.*	35
33	Lamar Advertising Co., Class A*	755
4	Landry’s Restaurants, Inc.*	39
175	Las Vegas Sands Corp.*	2,495
30	La-Z-Boy, Inc.	254
20	Leapfrog Enterprises, Inc.*	79
4	Learning Tree International, Inc.*	44
92	Leggett & Platt, Inc.	1,679
87	Lennar Corp., Class A	1,318
156	Liberty Global, Inc., Class A*	3,415
47	Liberty Media Corp. - Capital, Class A*	897
304	Liberty Media Corp. - Entertainment, Class A*	8,479
349	Liberty Media Corp. - Interactive, Class A*	3,343
24	Life Time Fitness, Inc.*	747
155	Limited Brands, Inc.	2,313
16	LIN TV Corp., Class A*	56
6	Lincoln Educational Services Corp.*	133
10	Lithia Motors, Inc., Class A	128
49	Live Nation, Inc.*	344
56	Liz Claiborne, Inc.	238
82	LKQ Corp.*	1,424
12	LodgeNet Interactive Corp.*	84
864	Lowe’s Cos., Inc.	18,576
12	Luby’s, Inc.*	52
24	Lululemon Athletica, Inc.*	481
8	Lumber Liquidators, Inc.*	176
11	M/I Homes, Inc.*	174
7	Mac-Gray Corp.*	84
246	Macy’s, Inc.	3,818
11	Maidenform Brands, Inc.*	178
12	Marcus Corp.	150
6	Marine Products Corp.	31
176	Marriott International, Inc., Class A	4,198
16	Martha Stewart Living Omnimedia, Class A*	115
29	Marvel Entertainment, Inc.*	1,403
210	Mattel, Inc.	3,778
18	Matthews International Corp., Class A	627
9	McCormick & Schmick’s Seafood Restaurants, Inc.*	79
646	McDonald’s Corp.	36,331
184	McGraw-Hill Cos., Inc. (The)	6,184

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
22	MDC Holdings, Inc.	$824
23	Mediacom Communications Corp., Class A*	116
31	Men’s Wearhouse, Inc. (The)	806
20	Meredith Corp.	554
18	Meritage Homes Corp.*	403
115	MGM Mirage*	974
8	Midas, Inc.*	72
19	Modine Manufacturing Co.	161
33	Mohawk Industries, Inc.*	1,654
5	Monarch Casino & Resort, Inc.*	50
10	Monro Muffler Brake, Inc.	258
13	Morgans Hotel Group Co.*	64
11	Morningstar, Inc.*	487
9	Movado Group, Inc.	116
16	Multimedia Games, Inc.*	80
25	National CineMedia, Inc.	375
3	National Presto Industries, Inc.	251
25	NetFlix, Inc.*	1,091
15	New York & Co., Inc.*	69
61	New York Times Co. (The), Class A	464
163	Newell Rubbermaid, Inc.	2,269
1,334	News Corp., Class A	14,300
212	NIKE, Inc., Class B	11,743
5	NIVS IntelliMedia Technology Group, Inc.*	12
2	Nobel Learning Communities, Inc.*	22
97	Nordstrom, Inc.	2,720
18	NutriSystem, Inc.	256
3	NVR, Inc.*	2,026
10	O’Charleys, Inc.	76
161	Office Depot, Inc.*	840
45	OfficeMax, Inc.	509
182	Omnicom Group, Inc.	6,610
21	Orbitz Worldwide, Inc.*	132
79	O’Reilly Automotive, Inc.*	3,024
45	Orient-Express Hotels Ltd., Class A	448
9	Outdoor Channel Holdings, Inc.*	60
9	Overstock.com, Inc.*	112
7	Oxford Industries, Inc.	98
14	P.F. Chang’s China Bistro, Inc.*	447
39	Pacific Sunwear of California*	172
16	Panera Bread Co., Class A*	835
13	Papa John’s International, Inc.*	303
7	Peet’s Coffee & Tea, Inc.*	184
39	Penn National Gaming, Inc.*	1,139
22	Penske Auto Group, Inc.	389
29	PEP Boys-Manny Moe & Jack	259
5	Perry Ellis International, Inc.*	62
14	PetMed Express, Inc.	253
74	PetSmart, Inc.	1,547
30	Phillips-Van Heusen Corp.	1,133
53	Pier 1 Imports, Inc.*	134
35	Pinnacle Entertainment, Inc.*	328
13	Playboy Enterprises, Inc., Class B*	36
18	Polaris Industries, Inc.	679
32	Polo Ralph Lauren Corp.	2,124
28	Pool Corp.	667
4	Pre-Paid Legal Services, Inc.*	183
24	priceline.com, Inc.*	3,696
10	Primedia, Inc.	25
9	Princeton Review, Inc.*	36
198	Pulte Homes, Inc.	2,533
75	Quiksilver, Inc.*	211
73	RadioShack Corp.	1,104
36	Raser Technologies, Inc.*	76
13	RC2 Corp.*	204
21	RCN Corp.*	197
10	Reading International, Inc., Class A*	39
8	Red Lion Hotels Corp.*	46
9	Red Robin Gourmet Burgers, Inc.*	174
47	Regal Entertainment Group, Class A	595
33	Regis Corp.	534
39	Rent-A-Center, Inc.*	769
6	Rentrak Corp.*	95
15	Retail Ventures, Inc.*	73
4	Rex Stores Corp.*	42
74	Ross Stores, Inc.	3,451
77	Royal Caribbean Cruises Ltd.	1,469
38	Ruby Tuesday, Inc.*	277
12	Ruth’s Hospitality Group, Inc.*	48
25	Ryland Group, Inc.	573
70	Saks, Inc.*	427
55	Sally Beauty Holdings, Inc.*	391
13	Scholastic Corp.	317
37	Scientific Games Corp., Class A*	571
51	Scripps Networks Interactive, Inc., Class A	1,656
26	Sealy Corp.*	68
29	Sears Holdings Corp.*	1,840
147	Service Corp. International	1,041
58	Sherwin-Williams Co. (The)	3,492
5	Shoe Carnival, Inc.*	79
31	Shuffle Master, Inc.*	235
12	Shutterfly, Inc.*	174
50	Signet Jewelers Ltd.	1,211
25	Sinclair Broadcast Group, Inc., Class A	71
19	Skechers U.S.A., Inc., Class A*	338
4	Skyline Corp.	94
35	Smith & Wesson Holding Corp.*	188
34	Snap-On, Inc.	1,269
14	Sonic Automotive, Inc., Class A	179
36	Sonic Corp.*	411
39	Sotheby’s	619
19	Spartan Motors, Inc.	103
8	Speedway Motorsports, Inc.	124
5	Sport Supply Group, Inc.	51
22	Stage Stores, Inc.	294
6	Stamps.com, Inc.*	52
9	Standard Motor Products, Inc.	111
59	Standard Pacific Corp.*	214
6	Stanley Furniture Co., Inc.	73
46	Stanley Works (The)	1,883
419	Staples, Inc.	9,055
431	Starbucks Corp.*	8,185
109	Starwood Hotels & Resorts Worldwide, Inc.	3,246
14	Steak n Shake Co. (The)*	147
15	Stein Mart, Inc.*	185
9	Steiner Leisure Ltd.*	299
4	Steinway Musical Instruments, Inc.*	46
9	Steven Madden Ltd.*	290
47	Stewart Enterprises, Inc., Class A	250
9	Stoneridge, Inc.*	48
8	Strayer Education, Inc.	1,689
11	Sturm Ruger & Co., Inc.	152
14	Superior Industries International, Inc.	199
4	Syms Corp.*	29
6	Systemax, Inc.*	80
14	Talbots, Inc.	83
441	Target Corp.	20,727
44	Tempur-Pedic International, Inc.*	651
28	Tenneco, Inc.*	440
29	Texas Roadhouse, Inc., Class A*	296

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21	Thor Industries, Inc.	$547
22	Ticketmaster Entertainment, Inc.*	215
73	Tiffany & Co.	2,656
106	Tim Hortons, Inc.	2,994
26	Timberland Co. (The), Class A*	337
206	Time Warner Cable, Inc.	7,606
701	Time Warner, Inc.	19,565
242	TJX Cos., Inc.	8,700
80	Toll Brothers, Inc.*	1,819
11	Town Sports International Holdings, Inc.*	30
21	Tractor Supply Co.*	988
15	True Religion Apparel, Inc.*	339
34	TRW Automotive Holdings Corp.*	600
18	Tuesday Morning Corp.*	81
37	Tupperware Brands Corp.	1,369
15	Tween Brands, Inc.*	114
6	U.S. Auto Parts Network, Inc.*	33
16	Ulta Salon Cosmetics & Fragrance, Inc.*	184
19	Under Armour, Inc., Class A*	454
26	Unifi, Inc.*	60
8	Unifirst Corp.	319
8	Universal Electronics, Inc.*	151
12	Universal Technical Institute, Inc.*	242
6	Universal Travel Group*	59
75	Urban Outfitters, Inc.*	2,132
17	Vail Resorts, Inc.*	563
28	Valassis Communications, Inc.*	440
1	Value Line, Inc.	29
52	VF Corp.	3,617
318	Viacom, Inc., Class B*	7,963
169	Virgin Media, Inc.	1,932
11	Volcom, Inc.*	156
38	WABCO Holdings, Inc.	725
1,088	Walt Disney Co. (The)	28,332
27	Warnaco Group, Inc. (The)*	1,027
26	Warner Music Group Corp.*	119
4	Washington Post Co. (The), Class B	1,737
20	Weight Watchers International, Inc.	549
214	Wendy’s/Arby’s Group, Inc., Class A	1,079
8	West Marine, Inc.*	66
57	Wet Seal, Inc. (The), Class A*	200
4	Weyco Group, Inc.	90
43	Whirlpool Corp.	2,761
55	Williams-Sonoma, Inc.	1,052
17	Winnebago Industries	206
26	WMS Industries, Inc.*	1,101
29	Wolverine World Wide, Inc.	722
9	Wonder Auto Technology, Inc.*	80
13	World Wrestling Entertainment, Inc., Class A	185
104	Wyndham Worldwide Corp.	1,576
39	Wynn Resorts Ltd.*	2,111
18	Youbet.com, Inc.*	37
270	Yum! Brands, Inc.	9,247
14	Zale Corp.*	91
12	Zumiez, Inc.*	152
		651,516
	Consumer Staples - 8.8%

16	AgFeed Industries, Inc.*	81
50	Alberto-Culver Co.	1,319
2	Alico, Inc.	59
52	Alliance One International, Inc.*	199
1,212	Altria Group, Inc.	22,155
5	American Dairy, Inc.*	153
12	American Italian Pasta Co., Class A*	363
36	American Oriental Bioengineering, Inc.*	183
11	Andersons, Inc. (The)	362
376	Archer-Daniels-Midland Co.	10,840
1	Arden Group, Inc., Class A	118
250	Avon Products, Inc.	7,967
11	B&G Foods, Inc., Class A	100
39	Bare Escentuals, Inc.*	362
32	BJ’s Wholesale Club, Inc.*	1,043
5	Boston Beer Co., Inc., Class A*	199
53	Brown-Forman Corp., Class B	2,370
79	Bunge Ltd.	5,294
6	Calavo Growers, Inc.	106
8	Cal-Maine Foods, Inc.	228
115	Campbell Soup Co.	3,606
30	Casey’s General Stores, Inc.	832
29	Central European Distribution Corp.*	934
36	Central Garden and Pet Co., Class A*	396
11	Chattem, Inc.*	674
6	China Sky One Medical, Inc.*	78
4	China-Biotics, Inc.*	52
26	Chiquita Brands International, Inc.*	400
41	Church & Dwight Co., Inc.	2,342
81	Clorox Co.	4,786
2	Coca-Cola Bottling Co. Consolidated	108
1,356	Coca-Cola Co. (The)	66,132
181	Coca-Cola Enterprises, Inc.	3,658
293	Colgate-Palmolive Co.	21,301
262	ConAgra Foods, Inc.	5,379
111	Constellation Brands, Inc., Class A*	1,642
44	Corn Products International, Inc.	1,305
254	Costco Wholesale Corp.	12,949
853	CVS Caremark Corp.	32,005
48	Darling International, Inc.*	336
105	Dean Foods Co.*	1,905
116	Del Monte Foods Co.	1,217
10	Diamond Foods, Inc.	280
2	Diedrich Coffee, Inc.*	43
149	Dr. Pepper Snapple Group, Inc.*	3,940
14	Elizabeth Arden, Inc.*	144
41	Energizer Holdings, Inc.*	2,683
65	Estee Lauder Cos., Inc. (The), Class A	2,330
4	Farmer Bros Co.	83
9	Female Health Co., (The)*	62
45	Flowers Foods, Inc.	1,070
24	Fresh Del Monte Produce, Inc.*	550
193	General Mills, Inc.	11,528
20	Great Atlantic & Pacific Tea Co.*	134
20	Green Mountain Coffee Roasters, Inc.*	1,204
2	Griffin Land & Nurseries, Inc.	60
184	H. J. Heinz Co.	7,084
24	Hain Celestial Group, Inc. (The)*	384
40	Hansen Natural Corp.*	1,306
47	Heckmann Corp.*	196
36	Herbalife Ltd.	1,090
90	Hershey Co. (The)	3,531
41	Hormel Foods Corp.	1,515
6	HQ Sustainable Maritime Industries, Inc.*	50
7	Imperial Sugar Co.	98
7	Ingles Markets, Inc., Class A	115
8	Inter Parfums, Inc.	77
8	J&J Snack Foods Corp.	350
69	J.M. Smucker Co. (The)	3,607
149	Kellogg Co.	7,016
243	Kimberly-Clark Corp.	14,692
863	Kraft Foods, Inc., Class A	24,466

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
382	Kroger Co. (The)	$8,247
11	Lancaster Colony Corp.	553
16	Lance, Inc.	388
3	Lifeway Foods, Inc.*	39
99	Lorillard, Inc.	7,204
9	Mannatech, Inc.	35
76	McCormick & Co., Inc. (Non-Voting)	2,475
20	Mead Johnson Nutrition Co., Class A	793
8	Medifast, Inc.*	150
75	Molson Coors Brewing Co., Class B	3,553
8	Nash Finch Co.	217
6	National Beverage Corp.*	61
31	NBTY, Inc.*	1,149
29	Nu Skin Enterprises, Inc., Class A	500
6	Nutraceutical International Corp.*	69
3	Oil-Dri Corp of America	47
11	Omega Protein Corp.*	46
3	Orchids Paper Products Co.*	64
9	Overhill Farms, Inc.*	52
13	Pantry, Inc. (The)*	197
82	Pepsi Bottling Group, Inc.	2,930
33	PepsiAmericas, Inc.	923
912	PepsiCo, Inc.	51,683
1,149	Philip Morris International, Inc.	52,521
20	Prestige Brands Holdings, Inc.*	148
9	Pricesmart, Inc.	160
1,708	Procter & Gamble Co. (The)	92,420
33	Ralcorp Holdings, Inc.*	2,070
11	Revlon, Inc., Class A*	50
99	Reynolds American, Inc.	4,525
343	Rite Aid Corp.*	528
25	Ruddick Corp.	664
250	Safeway, Inc.	4,763
12	Sanderson Farms, Inc.	499
408	Sara Lee Corp.	3,954
7	Schiff Nutrition International, Inc.	35
5	Seneca Foods Corp., Class A*	133
37	Smart Balance, Inc.*	236
71	Smithfield Foods, Inc.*	871
13	Spartan Stores, Inc.	173
45	Star Scientific, Inc.*	45
124	SUPERVALU, Inc.	1,779
4	Susser Holdings Corp.*	43
11	Synutra International, Inc.*	170
346	Sysco Corp.	8,820
14	Tootsie Roll Industries, Inc.	331
18	TreeHouse Foods, Inc.*	667
177	Tyson Foods, Inc., Class A	2,122
25	United Natural Foods, Inc.*	675
15	Universal Corp.	553
4	USANA Health Sciences, Inc.*	126
22	Vector Group Ltd.	347
4	Village Super Market, Inc., Class A	115
581	Walgreen Co.	19,684
1,295	Wal-Mart Stores, Inc.	65,877
10	WD-40 Co.	270
6	Weis Markets, Inc.	187
64	Whole Foods Market, Inc.*	1,861
32	Winn-Dixie Stores, Inc.*	441
5	Zapata Corp.*	35
12	Zhongpin, Inc.*	137
		654,636
	Energy - 9.2%

35	Allis-Chalmers Energy, Inc.*	115
5	Alon USA Energy, Inc.	47
70	Alpha Natural Resources, Inc.*	2,262
292	Anadarko Petroleum Corp.	15,438
196	Apache Corp.	16,650
5	Apco Oil and Gas International, Inc.	110
7	Approach Resources, Inc.*	52
95	Arch Coal, Inc.	1,645
22	Arena Resources, Inc.*	673
20	Atlas America, Inc.	444
21	ATP Oil & Gas Corp.*	234
33	Atwood Oceanics, Inc.*	940
181	Baker Hughes, Inc.	6,235
13	Basic Energy Services, Inc.*	88
25	Berry Petroleum Co., Class A	564
23	Bill Barrett Corp.*	673
171	BJ Services Co.	2,746
5	Bolt Technology Corp.*	59
46	Boots & Coots, Inc.*	70
54	BPZ Resources, Inc.*	328
49	Brigham Exploration Co.*	321
17	Bristow Group, Inc.*	496
14	Bronco Drilling Co., Inc.*	52
61	Cabot Oil & Gas Corp.	2,150
26	Cal Dive International, Inc.*	271
127	Cameron International Corp.*	4,535
11	CARBO Ceramics, Inc.	474
16	Carrizo Oil & Gas, Inc.*	309
33	Cheniere Energy, Inc.*	91
367	Chesapeake Energy Corp.	8,382
1,175	Chevron Corp.	82,179
49	Cimarex Energy Co.	1,913
3	Clayton Williams Energy, Inc.*	59
21	Clean Energy Fuels Corp.*	263
14	CNX Gas Corp.*	396
34	Complete Production Services, Inc.*	306
27	Comstock Resources, Inc.*	954
45	Concho Resources, Inc.*	1,467
868	ConocoPhillips	39,086
106	CONSOL Energy, Inc.	3,965
7	Contango Oil & Gas Co.*	315
18	Continental Resources, Inc.*	635
4	CREDO Petroleum Corp.*	44
24	Crosstex Energy, Inc.	92
16	Cubic Energy, Inc.*	17
13	CVR Energy, Inc.*	126
5	Dawson Geophysical Co.*	124
7	Delek U.S. Holdings, Inc.	57
104	Delta Petroleum Corp.*	187
146	Denbury Resources, Inc.*	2,222
260	Devon Energy Corp.	15,959
29	DHT Maritime, Inc.	151
40	Diamond Offshore Drilling, Inc.	3,577
48	Dresser-Rand Group, Inc.*	1,426
17	Dril-Quip, Inc.*	725
411	El Paso Corp.	3,794
31	Encore Acquisition Co.*	1,168
67	Endeavour International Corp.*	74
11	ENGlobal Corp.*	49
83	ENSCO International, Inc.	3,063
147	EOG Resources, Inc.	10,584
76	Evergreen Energy, Inc.*	78
81	EXCO Resources, Inc.*	1,187
37	Exterran Holdings, Inc.*	667
2,859	Exxon Mobil Corp.	197,700
72	FMC Technologies, Inc.*	3,434
65	Forest Oil Corp.*	1,022
61	Frontier Oil Corp.	783
30	Frontline Ltd.	668
25	FX Energy, Inc.*	85

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
29	General Maritime Corp.	$231
3	Geokinetics, Inc.*	49
4	Georesources, Inc.*	42
58	Global Industries Ltd.*	551
14	GMX Resources, Inc.*	148
19	Golar LNG Ltd.	189
14	Goodrich Petroleum Corp.*	335
119	Gran Tierra Energy, Inc.*	476
5	Green Plains Renewable Energy, Inc.*	38
7	Gulf Island Fabrication, Inc.	105
13	Gulfmark Offshore, Inc.*	388
15	Gulfport Energy Corp.*	112
526	Halliburton Co.	12,471
19	Harvest Natural Resources, Inc.*	98
61	Helix Energy Solutions Group, Inc.*	714
62	Helmerich & Payne, Inc.	2,075
56	Hercules Offshore, Inc.*	258
170	Hess Corp.	8,600
25	Holly Corp.	571
13	Hornbeck Offshore Services, Inc.*	287
53	International Coal Group, Inc.*	161
62	ION Geophysical Corp.*	158
1	Isramco, Inc.*	170
16	James River Coal Co.*	266
72	Key Energy Services, Inc.*	515
10	Knightsbridge Tankers Ltd.	130
9	Lufkin Industries, Inc.	398
415	Marathon Oil Corp.	12,811
60	Mariner Energy, Inc.*	728
50	Massey Energy Co.	1,354
15	Matrix Service Co.*	165
44	McMoRan Exploration Co.*	367
112	Murphy Oil Corp.	6,384
166	Nabors Industries Ltd.*	2,935
12	NATCO Group, Inc., Class A*	499
245	National Oilwell Varco, Inc.*	8,906
7	Natural Gas Services Group, Inc.*	100
78	Newfield Exploration Co.*	3,018
52	Newpark Resources, Inc.*	139
102	Noble Energy, Inc.	6,167
25	Nordic American Tanker Shipping	744
18	Northern Oil and Gas, Inc.*	115
475	Occidental Petroleum Corp.	34,722
32	Oceaneering International, Inc.*	1,669
29	Oil States International, Inc.*	855
130	Oilsands Quest, Inc.*	114
14	Overseas Shipholding Group, Inc.	495
2	OYO Geospace Corp.*	40
4	Panhandle Oil and Gas, Inc., Class A	97
24	Parallel Petroleum Corp.*	45
68	Parker Drilling Co.*	307
43	Patriot Coal Corp.*	381
90	Patterson-UTI Energy, Inc.	1,196
157	Peabody Energy Corp.	5,131
27	Penn Virginia Corp.	517
176	Petrohawk Energy Corp.*	3,789
11	Petroleum Development Corp.*	151
30	Petroquest Energy, Inc.*	125
8	PHI, Inc. (Non-Voting)*	167
25	Pioneer Drilling Co.*	142
67	Pioneer Natural Resources Co.	1,940
82	Plains Exploration & Production Co.*	2,152
102	Pride International, Inc.*	2,630
69	Quicksilver Resources, Inc.*	747
92	Range Resources Corp.	4,450
15	Rex Energy Corp.*	89
31	Rosetta Resources, Inc.*	366
66	Rowan Cos., Inc.	1,367
16	RPC, Inc.	146
73	SandRidge Energy, Inc.*	891
701	Schlumberger Ltd.	39,396
12	SEACOR Holdings, Inc.*	914
8	Seahawk Drilling, Inc.*	172
25	Ship Finance International Ltd.	317
128	Smith International, Inc.	3,529
65	Southern Union Co.	1,290
201	Southwestern Energy Co.*	7,409
378	Spectra Energy Corp.	7,114
37	St. Mary Land & Exploration Co.	973
24	Stone Energy Corp.*	306
40	Sulphco, Inc.*	64
68	Sunoco, Inc.	1,829
46	Superior Energy Services, Inc.*	839
8	Superior Well Services, Inc.*	72
22	Swift Energy Co.*	448
37	Syntroleum Corp.*	97
7	T-3 Energy Services, Inc.*	123
25	Teekay Corp.	450
6	Teekay Tankers Ltd., Class A	51
81	Tesoro Corp.	1,140
44	Tetra Technologies, Inc.*	388
8	TGC Industries, Inc.*	31
30	Tidewater, Inc.	1,295
13	Toreador Resources Corp.*	66
6	Union Drilling, Inc.*	38
24	Unit Corp.*	898
26	Uranerz Energy Corp.*	48
27	Uranium Energy Corp.*	72
66	USEC, Inc.*	300
34	Vaalco Energy, Inc.*	160
330	Valero Energy Corp.	6,184
28	Vantage Drilling Co*	43
11	Venoco, Inc.*	89
20	W&T Offshore, Inc.	198
34	Warren Resources, Inc.*	83
24	Western Refining, Inc.*	146
6	Westmoreland Coal Co.*	51
30	Whiting Petroleum Corp.*	1,456
23	Willbros Group, Inc.*	286
340	Williams Cos., Inc. (The)	5,590
17	World Fuel Services Corp.	764
340	XTO Energy, Inc.	13,124
7	Zion Oil & Gas, Inc.*	71
		683,658
	Financials - 13.8%

9	1st Source Corp.	146
13	Abington Bancorp, Inc.	105
23	Acadia Realty Trust (REIT)	352
27	Advance America Cash Advance Centers, Inc.	155
24	Affiliated Managers Group, Inc.*	1,568
274	Aflac, Inc.	11,130
4	Agree Realty Corp. (REIT)	83
1	Alexander’s, Inc. (REIT)	283
23	Alexandria Real Estate Equities, Inc. (REIT)	1,281
3	Alleghany Corp.*	833
2	Alliance Financial Corp./NY	55
105	Allied Capital Corp.	315
29	Allied World Assurance Co. Holdings Ltd.	1,344
314	Allstate Corp. (The)	9,228
86	AMB Property Corp. (REIT)	1,963

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
168	Ambac Financial Group, Inc.	$296
31	American Campus Communities, Inc. (REIT)	806
7	American Capital Agency Corp. (REIT)	174
164	American Capital Ltd.	407
34	American Equity Investment Life Holding Co.	274
595	American Express Co.	20,123
50	American Financial Group, Inc./OH	1,282
71	American International Group, Inc.	3,218
4	American National Bankshares, Inc.	87
9	American National Insurance Co.	777
6	American Physicians Capital, Inc.	179
4	American Physicians Service Group, Inc.	92
2	American Realty Investors, Inc.*	25
5	American Safety Insurance Holdings Ltd.*	77
53	AmeriCredit Corp.*	915
149	Ameriprise Financial, Inc.	4,474
8	Ameris Bancorp	52
11	Amerisafe, Inc.*	188
4	Ames National Corp.	97
12	Ampal-American Israel Corp., Class A*	28
13	Amtrust Financial Services, Inc.	164
319	Annaly Capital Management, Inc. (REIT)	5,531
46	Anthracite Capital, Inc. (REIT)	39
63	Anworth Mortgage Asset Corp. (REIT)	472
162	AON Corp.	6,765
69	Apartment Investment & Management Co., Class A (REIT)	840
95	Apollo Investment Corp.	880
31	Arch Capital Group Ltd.*	2,014
57	Ares Capital Corp.	530
18	Argo Group International Holdings Ltd.*	636
5	Arrow Financial Corp.	136
59	Arthur J. Gallagher & Co.	1,402
34	Ashford Hospitality Trust, Inc. (REIT)	105
49	Aspen Insurance Holdings Ltd.	1,245
9	Asset Acceptance Capital Corp.*	66
75	Associated Banc-Corp	778
9	Associated Estates Realty Corp. (REIT)	75
69	Assurant, Inc.	2,067
61	Assured Guaranty Ltd.	1,214
50	Astoria Financial Corp.	515
1	Auburn National Bancorporation, Inc.	29
47	AvalonBay Communities, Inc. (REIT)	3,028
4	Avatar Holdings, Inc.*	76
83	Axis Capital Holdings Ltd.	2,530
5	Baldwin & Lyons, Inc., Class B	111
4	Bancfirst Corp.	146
16	Banco Latinoamericano de Comercio Exterior S.A.	227
2	Bancorp Rhode Island, Inc.	52
12	Bancorp, Inc. (The)/DE*	79
49	BancorpSouth, Inc.	1,127
27	Bank Mutual Corp.	237
5,069	Bank of America Corp.	89,164
28	Bank of Hawaii Corp.	1,105
2	Bank of Kentucky Financial Corp.	54
3	Bank of Marin Bancorp	94
700	Bank of New York Mellon Corp. (The)	20,727
8	Bank of the Ozarks, Inc.	200
13	BankFinancial Corp.	128
10	Banner Corp.	32
2	Bar Harbor Bankshares	67
402	BB&T Corp.	11,232
19	Beneficial Mutual Bancorp, Inc.*	169
8	Berkshire Hills Bancorp, Inc.	180
27	BGC Partners, Inc., Class A	122
57	BioMed Realty Trust, Inc. (REIT)	768
7	BlackRock Kelso Capital Corp.	56
12	BlackRock, Inc.	2,395
12	BOK Financial Corp.	543
40	Boston Private Financial Holdings, Inc.	201
81	Boston Properties, Inc. (REIT)	4,907
75	Brandywine Realty Trust (REIT)	796
30	BRE Properties, Inc. (REIT)	848
4	Bridge Bancorp, Inc.	106
30	Broadpoint Gleacher Securities, Inc.*	227
35	Brookline Bancorp, Inc.	365
2	Brooklyn Federal Bancorp, Inc.	26
68	Brown & Brown, Inc.	1,351
4	Bryn Mawr Bank Corp.	71
11	Calamos Asset Management, Inc., Class A	124
1	California First National Bancorp	13
4	Camden National Corp.	129
39	Camden Property Trust (REIT)	1,431
7	Cape Bancorp, Inc.*	57
7	Capital City Bank Group, Inc.	102
265	Capital One Financial Corp.	9,882
2	Capital Southwest Corp.	151
143	CapitalSource, Inc.	592
12	Capitol Federal Financial	386
28	CapLease, Inc. (REIT)	116
37	Capstead Mortgage Corp. (REIT)	505
17	Cardinal Financial Corp.	134
8	Cardtronics, Inc.*	63
7	Care Investment Trust, Inc. (REIT)	49
17	Cash America International, Inc.	477
29	Cathay General Bancorp	268
138	CB Richard Ellis Group, Inc., Class A*	1,634
81	CBL & Associates Properties, Inc. (REIT)	759
23	Cedar Shopping Centers, Inc. (REIT)	148
6	Center Bancorp, Inc.	54
11	Centerstate Banks, Inc.	92
17	Central Pacific Financial Corp.	47
2	Century Bancorp, Inc./MA, Class A	47
556	Charles Schwab Corp. (The)	10,041
12	Chemical Financial Corp.	251
2	Cheviot Financial Corp.	17
4	Chicopee Bancorp, Inc.*	52
393	Chimera Investment Corp. (REIT)	1,493
15	China Housing & Land Development, Inc.*	60
206	Chubb Corp.	10,174
85	Cincinnati Financial Corp.	2,186
228	CIT Group, Inc.	397
6,648	Citigroup, Inc.	33,240
5	Citizens & Northern Corp.	91
2	Citizens Holding Co.	52
74	Citizens Republic Bancorp, Inc.*	55
20	Citizens, Inc./TX*	136
9	City Holding Co.	287
25	City National Corp./CA	987
5	Clifton Savings Bancorp, Inc.	53
39	CME Group, Inc.	11,351
16	CNA Financial Corp.*	392
10	CNA Surety Corp.*	159
5	CNB Financial Corp./PA	79

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
17	CoBiz Financial, Inc.	$80
18	Cogdell Spencer, Inc. (REIT)	81
10	Cohen & Steers, Inc.	197
29	Colonial Properties Trust (REIT)	262
16	Columbia Banking System, Inc.	263
89	Comerica, Inc.	2,374
35	Commerce Bancshares, Inc./MO	1,286
19	Community Bank System, Inc.	339
9	Community Trust Bancorp, Inc.	241
14	Compass Diversified Holdings	142
9	CompuCredit Holdings Corp.*	39
108	Conseco, Inc.*	463
3	Consolidated-Tomoka Land Co.	105
34	Corporate Office Properties Trust (REIT)	1,253
23	Cousins Properties, Inc. (REIT)	191
12	Crawford & Co., Class B*	56
4	Credit Acceptance Corp.*	122
30	Cullen/Frost Bankers, Inc.	1,478
50	CVB Financial Corp.	350
10	Danvers Bancorp, Inc.	129
120	DCT Industrial Trust, Inc. (REIT)	634
27	Delphi Financial Group, Inc., Class A	631
84	Developers Diversified Realty Corp. (REIT)	659
1	Diamond Hill Investment Group, Inc.*	51
63	DiamondRock Hospitality Co. (REIT)	432
45	Digital Realty Trust, Inc. (REIT)	1,961
15	Dime Community Bancshares	168
314	Discover Financial Services	4,317
14	Dollar Financial Corp.*	244
7	Donegal Group, Inc., Class A	103
3	Doral Financial Corp.*	9
71	Douglas Emmett, Inc. (REIT)	860
9	Duff & Phelps Corp., Class A	153
131	Duke Realty Corp. (REIT)	1,509
16	DuPont Fabros Technology, Inc. (REIT)	209
7	Dynex Capital, Inc. (REIT)	58
552	E*Trade Financial Corp.*	972
6	Eagle Bancorp, Inc.*	55
54	East West Bancorp, Inc.	497
5	Eastern Insurance Holdings, Inc.	49
15	EastGroup Properties, Inc. (REIT)	565
68	Eaton Vance Corp.	1,943
33	Education Realty Trust, Inc. (REIT)	193
14	eHealth, Inc.*	259
3	EMC Insurance Group, Inc.	64
27	Employers Holdings, Inc.	401
8	Encore Capital Group, Inc.*	119
29	Endurance Specialty Holdings Ltd.	1,000
4	Enstar Group Ltd.*	248
3	Enterprise Bancorp, Inc./MA	40
7	Enterprise Financial Services Corp.	79
20	Entertainment Properties Trust (REIT)	627
7	Epoch Holding Corp.	57
15	Equity Lifestyle Properties, Inc. (REIT)	604
19	Equity One, Inc. (REIT)	299
160	Equity Residential (REIT)	4,370
17	Erie Indemnity Co., Class A	657
5	ESB Financial Corp.	67
9	ESSA Bancorp, Inc.	114
16	Essex Property Trust, Inc. (REIT)	1,194
6	Evercore Partners, Inc., Class A	151
36	Everest Re Group Ltd.	3,035
51	Extra Space Storage, Inc. (REIT)	505
27	Ezcorp, Inc., Class A*	361
4	Farmers Capital Bank Corp.	73
8	FBL Financial Group, Inc., Class A	136
11	FBR Capital Markets Corp.*	60
16	FCStone Group, Inc.*	77
35	Federal Realty Investment Trust (REIT)	2,183
52	Federated Investors, Inc., Class B	1,365
38	FelCor Lodging Trust, Inc. (REIT)	156
138	Fidelity National Financial, Inc., Class A	2,073
16	Fifth Street Finance Corp.	165
466	Fifth Third Bancorp	5,098
15	Financial Federal Corp.	351
6	Financial Institutions, Inc.	73
10	First Acceptance Corp.*	28
55	First American Corp.	1,734
5	First Bancorp, Inc./ME	93
9	First Bancorp/NC	158
47	First Bancorp/Puerto Rico	150
15	First Busey Corp.	93
3	First California Financial Group, Inc.*	15
13	First Cash Financial Services, Inc.*	244
4	First Citizens BancShares, Inc./NC, Class A	554
50	First Commonwealth Financial Corp.	308
8	First Community Bancshares, Inc./VA	100
5	First Defiance Financial Corp.	83
30	First Financial Bancorp	253
12	First Financial Bankshares, Inc.	598
7	First Financial Corp./IN	211
7	First Financial Holdings, Inc.	126
11	First Financial Northwest, Inc.	80
2	First Financial Service Corp.	29
126	First Horizon National Corp.*	1,686
23	First Industrial Realty Trust, Inc. (REIT)	120
36	First Marblehead Corp. (The)*	95
12	First Merchants Corp.	85
8	First Mercury Financial Corp.	116
28	First Midwest Bancorp, Inc./IL	287
88	First Niagara Financial Group, Inc.	1,151
3	First of Long Island Corp. (The)	86
16	First Potomac Realty Trust (REIT)	171
5	First South Bancorp, Inc./NC	61
48	FirstMerit Corp.	863
39	Flagstar Bancorp, Inc.*	31
23	Flagstone Reinsurance Holdings Ltd.	250
13	Flushing Financial Corp.	171
67	FNB Corp./PA	474
64	Forest City Enterprises, Inc., Class A	592
21	Forestar Group, Inc.*	303
3	Fox Chase Bancorp, Inc.*	29
4	FPIC Insurance Group, Inc.*	128
88	Franklin Resources, Inc.	8,213
35	Franklin Street Properties Corp. (REIT)	497
103	Fulton Financial Corp.	756
4	GAMCO Investors, Inc., Class A	181
254	Genworth Financial, Inc., Class A	2,682
6	German American Bancorp, Inc.	98
10	Getty Realty Corp. (REIT)	236
38	GFI Group, Inc.	272
36	Glacier Bancorp, Inc.	537
12	Gladstone Capital Corp.	90
5	Gladstone Commercial Corp. (REIT)	67
13	Gladstone Investment Corp.	66
111	GLG Partners, Inc.	438
20	Glimcher Realty Trust (REIT)	81
295	Goldman Sachs Group, Inc. (The)	48,811
25	Gramercy Capital Corp./NY (REIT)*	41
6	Great Southern Bancorp, Inc.	126
12	Greenhill & Co., Inc.	950

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16	Greenlight Capital Re Ltd., Class A*	$293
31	Guaranty Bancorp*	53
6	Hallmark Financial Services*	44
11	Hampton Roads Bankshares, Inc.	33
14	Hancock Holding Co.	536
30	Hanover Insurance Group, Inc. (The)	1,227
8	Harleysville Group, Inc.	259
25	Harleysville National Corp.	144
15	Harris & Harris Group, Inc.*	88
191	Hartford Financial Services Group, Inc.	4,531
21	Hatteras Financial Corp. (REIT)	628
66	HCC Insurance Holdings, Inc.	1,745
172	HCP, Inc. (REIT)	4,899
65	Health Care REIT, Inc. (REIT)	2,776
35	Healthcare Realty Trust, Inc. (REIT)	758
8	Heartland Financial USA, Inc.	120
21	Hercules Technology Growth Capital, Inc.	195
3	Heritage Financial Corp./WA	38
1	Heritage Financial Group	8
25	Hersha Hospitality Trust (REIT)	77
42	Highwoods Properties, Inc. (REIT)	1,234
23	Hilltop Holdings, Inc.*	282
5	Home Bancorp, Inc.*	61
8	Home Bancshares, Inc./AR	162
10	Home Federal Bancorp, Inc./ID	112
19	Home Properties, Inc. (REIT)	721
23	Horace Mann Educators Corp.	282
72	Hospitality Properties Trust (REIT)	1,312
353	Host Hotels & Resorts, Inc. (REIT)	3,519
131	HRPT Properties Trust (REIT)	849
274	Hudson City Bancorp, Inc.	3,595
333	Huntington Bancshares, Inc./OH	1,518
12	Iberiabank Corp.	582
4	Independence Holding Co.	24
12	Independent Bank Corp./MA	278
8	Infinity Property & Casualty Corp.	352
41	Inland Real Estate Corp. (REIT)	344
24	Interactive Brokers Group, Inc., Class A*	456
43	IntercontinentalExchange, Inc.*	4,033
3	International Assets Holding Corp.*	49
31	International Bancshares Corp.	479
243	Invesco Ltd.	5,042
25	Investment Technology Group, Inc.*	616
28	Investors Bancorp, Inc.*	259
37	Investors Real Estate Trust (REIT)	343
33	IPC Holdings Ltd.	1,070
58	iStar Financial, Inc. (REIT)*	122
107	Janus Capital Group, Inc.	1,361
68	Jefferies Group, Inc.*	1,609
9	JMP Group, Inc.	92
24	Jones Lang LaSalle, Inc.	1,125
2,203	JPMorgan Chase & Co.	95,742
2	Kansas City Life Insurance Co.	72
6	Kayne Anderson Energy Development Co.	70
20	KBW, Inc.*	572
11	Kearny Financial Corp.	120
2	Kentucky First Federal Bancorp	27
515	KeyCorp	3,430
2	K-Fed Bancorp	17
25	Kilroy Realty Corp. (REIT)	693
221	Kimco Realty Corp. (REIT)	2,774
27	Kite Realty Group Trust (REIT)	98
54	Knight Capital Group, Inc., Class A*	1,086
11	Kohlberg Capital Corp.	52
32	LaBranche & Co., Inc.*	124
12	Lakeland Bancorp, Inc.	106
7	Lakeland Financial Corp.	139
37	LaSalle Hotel Properties (REIT)	612
45	Lazard Ltd., Class A	1,749
4	Legacy Bancorp, Inc.	44
83	Legg Mason, Inc.	2,387
110	Leucadia National Corp.*	2,736
51	Lexington Realty Trust (REIT)	238
65	Liberty Property Trust (REIT)	2,130
4	Life Partners Holdings, Inc.	69
177	Lincoln National Corp.	4,467
192	Loews Corp.	6,557
14	LTC Properties, Inc. (REIT)	357
45	M&T Bank Corp.	2,779
46	Macerich Co. (The) (REIT)	1,318
46	Mack-Cali Realty Corp. (REIT)	1,473
29	Maiden Holdings Ltd.	222
4	Main Street Capital Corp.	52
12	MainSource Financial Group, Inc.	77
6	Markel Corp.*	1,973
19	MarketAxess Holdings, Inc.*	211
306	Marsh & McLennan Cos., Inc.	7,203
216	Marshall & Ilsley Corp.	1,538
27	Max Capital Group Ltd.	552
21	MB Financial, Inc.	291
77	MBIA, Inc.*	517
38	MCG Capital Corp.*	115
34	Meadowbrook Insurance Group, Inc.	271
9	Medallion Financial Corp.	75
47	Medical Properties Trust, Inc. (REIT)	356
3	Mercer Insurance Group, Inc.	55
3	Merchants Bancshares, Inc.	72
16	Mercury General Corp.	594
6	Meridian Interstate Bancorp, Inc.*	56
338	MetLife, Inc.	12,763
3	Metro Bancorp, Inc.*	50
57	MF Global Ltd.*	408
164	MFA Financial, Inc. (REIT)	1,299
73	MGIC Investment Corp.*	593
17	Mid-America Apartment Communities, Inc. (REIT)	744
3	Midsouth Bancorp, Inc.	48
10	Mission West Properties, Inc. (REIT)	69
12	Monmouth Real Estate Investment Corp., Class A (REIT)	84
51	Montpelier Re Holdings Ltd.	821
110	Moody’s Corp.	2,996
796	Morgan Stanley	23,052
59	MSCI, Inc., Class A*	1,736
13	MVC Capital, Inc.	119
13	Nara Bancorp, Inc.	114
2	NASB Financial, Inc.	62
79	NASDAQ OMX Group, Inc. (The)*	1,734
4	National Bankshares, Inc.	102
24	National Financial Partners Corp.	188
15	National Health Investors, Inc. (REIT)	496
4	National Interstate Corp.	72
56	National Penn Bancshares, Inc.	314
47	National Retail Properties, Inc. (REIT)	964
1	National Western Life Insurance Co., Class A	165
60	Nationwide Health Properties, Inc. (REIT)	1,913
7	Navigators Group, Inc.*	363
20	NBT Bancorp, Inc.	452
11	Nelnet, Inc., Class A*	162

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
202	New York Community Bancorp, Inc.	$2,149
63	NewAlliance Bancshares, Inc.	741
16	NewStar Financial, Inc.*	44
13	NGP Capital Resources Co.	83
3	Northeast Community Bancorp, Inc.	21
141	Northern Trust Corp.	8,243
11	Northfield Bancorp, Inc.	135
4	Northrim BanCorp, Inc.	60
35	NorthStar Realty Finance Corp. (REIT)	133
10	Northwest Bancorp, Inc.	205
1	Norwood Financial Corp.	33
3	NYMAGIC, Inc.	48
152	NYSE Euronext	4,308
5	OceanFirst Financial Corp.	65
33	Ocwen Financial Corp.*	342
10	Odyssey Re Holdings Corp.	506
2	Ohio Valley Banc Corp.	58
39	Old National Bancorp/IN	415
1	Old Point Financial Corp.	17
141	Old Republic International Corp.	1,679
6	Old Second Bancorp, Inc.	33
48	Omega Healthcare Investors, Inc. (REIT)	812
14	OneBeacon Insurance Group Ltd., Class A	192
6	Oppenheimer Holdings Inc., Class A	155
25	optionsXpress Holdings, Inc.	416
14	Oriental Financial Group, Inc.	190
6	Oritani Financial Corp.	80
3	Orrstown Financial Services, Inc.	110
27	Pacific Capital Bancorp N.A.	66
8	Pacific Continental Corp.	76
14	PacWest Bancorp	276
6	Park National Corp.	359
13	Parkway Properties, Inc./MD (REIT)	235
33	PartnerRe Ltd.	2,439
5	Peapack Gladstone Financial Corp.	84
12	PennantPark Investment Corp.	100
2	Penns Woods Bancorp, Inc.	64
23	Pennsylvania Real Estate Investment Trust (REIT)	152
11	Penson Worldwide, Inc.*	112
6	Peoples Bancorp, Inc./OH	95
2	Peoples Financial Corp./MS	38
202	People’s United Financial, Inc.	3,244
32	PHH Corp.*	680
68	Phoenix Cos, Inc. (The)*	202
13	Pico Holdings, Inc.*	431
19	Pinnacle Financial Partners, Inc.*	286
12	Piper Jaffray Cos.*	608
30	Platinum Underwriters Holdings Ltd.	1,087
95	Plum Creek Timber Co., Inc. (REIT)	2,878
19	PMA Capital Corp., Class A*	105
43	PMI Group, Inc. (The)	144
270	PNC Financial Services Group, Inc.	11,499
165	Popular, Inc.	355
2	Porter Bancorp, Inc.	36
9	Portfolio Recovery Associates, Inc.*	395
26	Post Properties, Inc. (REIT)	443
23	Potlatch Corp. (REIT)	669
13	Premierwest Bancorp	37
12	Presidential Life Corp.	119
11	Primus Guaranty Ltd.*	46
182	Principal Financial Group, Inc.	5,169
20	PrivateBancorp, Inc.	482
19	ProAssurance Corp.*	997
399	Progressive Corp. (The)*	6,591
259	ProLogis (REIT)	2,880
28	Prospect Capital Corp.	286
27	Prosperity Bancshares, Inc.	932
50	Protective Life Corp.	1,077
35	Provident Financial Services, Inc.	386
20	Provident New York Bancorp	184
2	Prudential Bancorp, Inc. of Pennsylvania	22
270	Prudential Financial, Inc.	13,657
10	PS Business Parks, Inc. (REIT)	529
79	Public Storage (REIT)	5,573
5	Pzena Investment Management, Inc., Class A	34
2	QC Holdings, Inc.	12
48	Radian Group, Inc.	440
38	RAIT Financial Trust (REIT)	109
9	Ramco-Gershenson Properties Trust (REIT)	95
57	Raymond James Financial, Inc.	1,297
46	Rayonier, Inc. (REIT)	1,976
61	Realty Income Corp. (REIT)	1,559
45	Redwood Trust, Inc. (REIT)	721
47	Regency Centers Corp. (REIT)	1,577
677	Regions Financial Corp.	3,967
43	Reinsurance Group of America, Inc.	1,851
37	RenaissanceRe Holdings Ltd.	2,015
12	Renasant Corp.	183
5	Republic Bancorp, Inc./KY, Class A	106
4	Republic First Bancorp, Inc.*	25
7	Resource America, Inc., Class A	36
12	Resource Capital Corp. (REIT)	52
4	Rewards Network, Inc.*	53
13	Riskmetrics Group, Inc.*	202
11	RLI Corp.	583
5	Rockville Financial, Inc.	67
5	Roma Financial Corp.	63
14	S&T Bancorp, Inc.	194
13	Safeguard Scientifics, Inc.*	145
8	Safety Insurance Group, Inc.	257
11	Sanders Morris Harris Group, Inc.	62
10	Sandy Spring Bancorp, Inc.	157
3	Santander BanCorp*	27
4	Saul Centers, Inc. (REIT)	130
7	SCBT Financial Corp.	180
13	SeaBright Insurance Holdings, Inc.*	130
71	SEI Investments Co.	1,309
31	Selective Insurance Group, Inc.	528
71	Senior Housing Properties Trust (REIT)	1,424
5	Shore Bancshares, Inc.	88
4	Sierra Bancorp	51
24	Signature Bank/NY*	729
8	Simmons First National Corp., Class A	225
139	Simon Property Group, Inc. (REIT)	8,843
45	SL Green Realty Corp. (REIT)	1,588
274	SLM Corp.*	2,439
9	Smithtown Bancorp, Inc.	122
100	South Financial Group, Inc. (The)	176
8	Southside Bancshares, Inc.	173
9	Southwest Bancorp, Inc./OK	116
13	Sovran Self Storage, Inc. (REIT)	382
54	St. Joe Co. (The)*	1,771
29	StanCorp Financial Group, Inc.	1,098
8	State Auto Financial Corp.	137
9	State Bancorp, Inc./NY	73
289	State Street Corp.	15,167
13	StellarOne Corp.	182
11	Sterling Bancorp/NY	84
48	Sterling Bancshares, Inc./TX	382

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
31	Sterling Financial Corp./WA	$66
10	Stewart Information Services Corp.	142
16	Stifel Financial Corp.*	901
44	Strategic Hotels & Resorts, Inc. (REIT)	60
2	Student Loan Corp. (The)	98
6	Suffolk Bancorp	174
8	Sun Bancorp, Inc./NJ*	44
10	Sun Communities, Inc. (REIT)	179
44	Sunstone Hotel Investors, Inc. (REIT)	275
292	SunTrust Banks, Inc.	6,824
51	Susquehanna Bancshares, Inc.	298
19	SVB Financial Group*	755
14	SWS Group, Inc.	202
7	SY Bancorp, Inc.	156
153	Synovus Financial Corp.	566
150	T. Rowe Price Group, Inc.	6,798
24	Tanger Factory Outlet Centers (REIT)	903
31	Taubman Centers, Inc. (REIT)	982
75	TCF Financial Corp.	1,032
153	TD Ameritrade Holding Corp.*	2,944
6	Tejon Ranch Co.*	153
21	Texas Capital Bancshares, Inc.*	348
49	TFS Financial Corp.	559
12	Thomas Weisel Partners Group, Inc.*	53
16	TICC Capital Corp.	82
5	Tompkins Financial Corp.	219
48	Torchmark Corp.	2,045
2	Tower Bancorp, Inc.	54
24	Tower Group, Inc.	576
12	TowneBank/VA	152
20	TradeStation Group, Inc.*	143
16	Transatlantic Holdings, Inc.	782
1	Transcontinental Realty Investors, Inc.*	11
343	Travelers Cos., Inc. (The)	17,294
4	Tree.com, Inc.*	28
5	Triangle Capital Corp.	55
8	Trico Bancshares	136
45	TrustCo Bank Corp. NY	280
34	Trustmark Corp.	647
1,112	U.S. Bancorp	25,153
8	U.S. Global Investors, Inc., Class A	89
71	UCBH Holdings, Inc.	94
88	UDR, Inc. (REIT)	1,126
19	UMB Financial Corp.	761
5	UMH Properties, Inc. (REIT)	40
51	Umpqua Holdings Corp.	526
8	Union Bankshares Corp./VA	134
21	United America Indemnity Ltd., Class A*	131
22	United Bankshares, Inc.	432
25	United Community Banks, Inc./GA*	168
10	United Financial Bancorp, Inc.	123
13	United Fire & Casualty Co.	260
4	United Security Bancshares, Inc./AL	95
25	Unitrin, Inc.	473
6	Universal Health Realty Income Trust (REIT)	202
8	Universal Insurance Holdings, Inc.	40
10	Univest Corp. of Pennsylvania	208
194	Unum Group	4,371
12	Urstadt Biddle Properties, Inc., Class A (REIT)	186
47	U-Store-It Trust (REIT)	304
23	Validus Holdings Ltd.	590
83	Valley National Bancorp	968
92	Ventas, Inc. (REIT)	3,607
6	ViewPoint Financial Group	75
3	Virtus Investment Partners, Inc.*	47
89	Vornado Realty Trust (REIT)	5,119
79	W. R. Berkley Corp.	2,018
50	Waddell & Reed Financial, Inc., Class A	1,326
10	Walter Investment Management Corp. (REIT)	144
6	Washington Banking Co.	59
52	Washington Federal, Inc.	772
34	Washington Real Estate Investment Trust (REIT)	917
8	Washington Trust Bancorp, Inc.	140
4	Waterstone Financial, Inc.*	19
40	Webster Financial Corp.	523
61	Weingarten Realty Investors (REIT)	1,211
2,787	Wells Fargo & Co.	76,698
13	WesBanco, Inc.	191
1	Wesco Financial Corp.	302
9	West Bancorporation, Inc.	51
17	Westamerica Bancorporation	874
27	Western Alliance Bancorp*	198
18	Westfield Financial, Inc.	165
3	Westwood Holdings Group, Inc.	116
5	White Mountains Insurance Group Ltd.	1,560
39	Whitney Holding Corp./LA	351
3	Wilber Corp.	25
41	Wilmington Trust Corp.	575
11	Wilshire Bancorp, Inc.	91
7	Winthrop Realty Trust (REIT)	64
14	Wintrust Financial Corp.	387
10	World Acceptance Corp.*	260
4	WSFS Financial Corp.	111
200	XL Capital Ltd., Class A	3,470
9	Yadkin Valley Financial Corp.	56
22	Zenith National Insurance Corp.	593
73	Zions Bancorporation	1,290
		1,025,928
	Health Care - 11.5%

13	Abaxis, Inc.*	346
906	Abbott Laboratories	40,978
18	Abiomed, Inc.*	149
4	Abraxis Bioscience, Inc.*	108
16	Accelrys, Inc.*	92
23	Accuray, Inc.*	148
22	Acorda Therapeutics, Inc.*	498
5	Acura Pharmaceuticals, Inc.*	29
27	Adolor Corp.*	44
262	Aetna, Inc.	7,467
8	Affymax, Inc.*	182
41	Affymetrix, Inc.*	317
6	Air Methods Corp.*	205
33	Akorn, Inc.*	43
14	Albany Molecular Research, Inc.*	113
52	Alexion Pharmaceuticals, Inc.*	2,347
34	Align Technology, Inc.*	456
55	Alkermes, Inc.*	498
178	Allergan, Inc.	9,954
15	Alliance HealthCare Services, Inc.*	83
26	Allied Healthcare International, Inc.*	65
13	Allion Healthcare, Inc.*	92
37	Allos Therapeutics, Inc.*	272
37	Allscripts-Misys Healthcare Solutions, Inc.	549
4	Almost Family, Inc.*	110
21	Alnylam Pharmaceuticals, Inc.*	469
19	Alphatec Holdings, Inc.*	87
10	AMAG Pharmaceuticals, Inc.*	410

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16	Amedisys, Inc.*	$713
5	America Service Group, Inc.	91
6	American Caresource Holdings, Inc.*	24
9	American Dental Partners, Inc.*	116
43	American Medical Systems Holdings, Inc.*	655
31	AMERIGROUP Corp.*	733
177	AmerisourceBergen Corp.	3,772
593	Amgen, Inc.*	35,426
21	AMICAS, Inc.*	75
9	Amicus Therapeutics, Inc.*	88
19	AMN Healthcare Services, Inc.*	188
18	Amsurg Corp.*	365
83	Amylin Pharmaceuticals, Inc.*	1,046
7	Analogic Corp.	249
14	Angiodynamics, Inc.*	181
8	Ardea Biosciences, Inc.*	142
54	Arena Pharmaceuticals, Inc.*	251
64	Ariad Pharmaceuticals, Inc.*	140
24	Arqule, Inc.*	130
28	Array Biopharma, Inc.*	115
12	ARYx Therapeutics, Inc.*	41
10	Aspect Medical Systems, Inc.*	64
6	Assisted Living Concepts, Inc., Class A*	121
20	athenahealth, Inc.*	805
1	Atrion Corp.	137
28	ATS Medical, Inc.*	75
25	Auxilium Pharmaceuticals, Inc.*	720
36	AVANIR Pharmaceuticals, Inc., Class A*	69
56	AVI BioPharma, Inc.*	96
355	Baxter International, Inc.	20,207
40	Beckman Coulter, Inc.	2,709
140	Becton, Dickinson and Co.	9,747
13	BioCryst Pharmaceuticals, Inc.*	162
9	Biodel, Inc.*	46
6	BioDelivery Sciences International, Inc.*	29
169	Biogen Idec, Inc.*	8,485
59	BioMarin Pharmaceutical, Inc.*	972
8	BioMimetic Therapeutics, Inc.*	94
11	Bio-Rad Laboratories, Inc., Class A*	949
7	Bio-Reference Labs, Inc.*	233
23	BioScrip, Inc.*	135
2	Biospecifics Technologies Corp.*	52
19	BMP Sunstone Corp.*	76
883	Boston Scientific Corp.*	10,375
10	Bovie Medical Corp.*	85
1,161	Bristol-Myers Squibb Co.	25,693
26	Brookdale Senior Living, Inc.	413
29	Bruker Corp.*	294
58	C.R. Bard, Inc.	4,674
14	Cadence Pharmaceuticals, Inc.*	153
17	Cambrex Corp.*	93
7	Cantel Medical Corp.*	94
13	Capital Senior Living Corp.*	70
6	Caraco Pharmaceutical Laboratories Ltd.*	24
12	Cardiac Science Corp.*	38
211	Cardinal Health, Inc.	7,296
14	CardioNet, Inc.*	101
5	Cardiovascular Systems, Inc.*	42
23	Cardium Therapeutics, Inc.*	43
21	Catalyst Health Solutions, Inc.*	600
48	Celera Corp.*	314
270	Celgene Corp.*	14,086
314	Cell Therapeutics, Inc.*	518
6	Celldex Therapeutics, Inc.*	34
25	Centene Corp.*	433
43	Cephalon, Inc.*	2,448
34	Cepheid, Inc.*	408
39	Cerner Corp.*	2,407
39	Charles River Laboratories International, Inc.*	1,345
15	Chelsea Therapeutics International, Inc.*	85
13	Chemed Corp.	566
8	Chindex International, Inc.*	108
160	CIGNA Corp.	4,709
18	Clarient, Inc.*	71
7	Clinical Data, Inc.*	110
54	Community Health Systems, Inc.*	1,662
6	Computer Programs & Systems, Inc.	232
18	Conceptus, Inc.*	326
17	Conmed Corp.*	303
17	Continucare Corp.*	48
26	Cooper Cos., Inc. (The)	710
4	Cornerstone Therapeutics, Inc.*	26
4	Corvel Corp.*	120
37	Covance, Inc.*	1,965
87	Coventry Health Care, Inc.*	1,899
18	Cross Country Healthcare, Inc.*	166
17	CryoLife, Inc.*	127
34	Cubist Pharmaceuticals, Inc.*	703
37	Curis, Inc.*	78
8	Cutera, Inc.*	70
16	Cyberonics, Inc.*	241
6	Cynosure, Inc., Class A*	66
22	Cypress Bioscience, Inc.*	153
26	Cytokinetics, Inc.*	82
17	Cytori Therapeutics, Inc.*	52
61	DaVita, Inc.*	3,154
13	Delcath Systems, Inc.*	47
68	Dendreon Corp.*	1,589
87	DENTSPLY International, Inc.	2,933
30	Depomed, Inc.*	94
27	DexCom, Inc.*	211
10	Dionex Corp.*	601
70	Discovery Laboratories, Inc.*	35
48	Durect Corp.*	117
39	Dyax Corp.*	142
33	Eclipsys Corp.*	553
33	Edwards Lifesciences Corp.*	2,042
12	Electro-Optical Sciences, Inc.*	118
594	Eli Lilly & Co.	19,875
6	Emergency Medical Services Corp., Class A*	272
10	Emergent Biosolutions, Inc.*	185
12	Emeritus Corp.*	216
69	Endo Pharmaceuticals Holdings, Inc.*	1,557
28	Endologix, Inc.*	127
6	Ensign Group, Inc. (The)	83
9	EnteroMedics, Inc.*	29
19	Enzo Biochem, Inc.*	97
27	Enzon Pharmaceuticals, Inc.*	194
25	eResearchTechnology, Inc.*	157
44	ev3, Inc.*	561
5	Exactech, Inc.*	74
62	Exelixis, Inc.*	353
161	Express Scripts, Inc.*	11,627
14	Facet Biotech Corp.*	141
177	Forest Laboratories, Inc.*	5,181
8	Genomic Health, Inc.*	160
10	Genoptix, Inc.*	287

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
31	Gen-Probe, Inc.*	$1,195
17	Gentiva Health Services, Inc.*	375
158	Genzyme Corp.*	8,802
52	Geron Corp.*	369
531	Gilead Sciences, Inc.*	23,927
14	Greatbatch, Inc.*	301
11	GTx, Inc.*	103
15	Haemonetics Corp.*	790
40	Halozyme Therapeutics, Inc.*	298
15	Hanger Orthopedic Group, Inc.*	210
15	Hansen Medical, Inc.*	51
14	Harvard Bioscience, Inc.*	47
14	Health Grades, Inc.*	64
144	Health Management Associates, Inc., Class A*	995
61	Health Net, Inc.*	935
52	HealthSouth Corp.*	812
29	Healthspring, Inc.*	384
20	Healthways, Inc.*	262
3	HeartWare International, Inc.*	81
69	Hemispherx Biopharma, Inc.*	153
53	Henry Schein, Inc.*	2,808
37	Hill-Rom Holdings, Inc.	758
5	Hi-Tech Pharmacal Co., Inc.*	76
61	HLTH Corp.*	885
15	HMS Holdings Corp.*	564
150	Hologic, Inc.*	2,467
7	Home Diagnostics, Inc.*	42
94	Hospira, Inc.*	3,674
95	Human Genome Sciences, Inc.*	1,879
99	Humana, Inc.*	3,534
7	ICU Medical, Inc.*	260
18	Idenix Pharmaceuticals, Inc.*	55
13	Idera Pharmaceuticals, Inc.*	99
35	Idexx Laboratories, Inc.*	1,777
13	I-Flow Corp.*	117
72	Illumina, Inc.*	2,539
41	Immucor, Inc.*	742
30	Immunogen, Inc.*	219
38	Immunomedics, Inc.*	209
36	Impax Laboratories, Inc.*	273
107	IMS Health, Inc.	1,483
42	Incyte Corp.*	277
10	Infinity Pharmaceuticals, Inc.*	70
73	Insmed, Inc.*	64
36	Inspire Pharmaceuticals, Inc.*	215
15	Insulet Corp.*	138
11	Integra LifeSciences Holdings Corp.*	372
22	InterMune, Inc.*	334
22	Intuitive Surgical, Inc.*	4,900
17	Invacare Corp.	368
20	inVentiv Health, Inc.*	318
47	Inverness Medical Innovations, Inc.*	1,673
9	IPC The Hospitalist Co., Inc.*	266
11	IRIS International, Inc.*	113
55	Isis Pharmaceuticals, Inc.*	888
19	ISTA Pharmaceuticals, Inc.*	104
29	Javelin Pharmaceuticals, Inc.*	52
1,615	Johnson & Johnson	97,611
9	Kendle International, Inc.*	118
5	Kensey Nash Corp.*	131
23	Kindred Healthcare, Inc.*	328
36	Kinetic Concepts, Inc.*	1,150
145	King Pharmaceuticals, Inc.*	1,505
22	KV Pharmaceutical Co., Class A*	50
63	Laboratory Corp. of America Holdings*	4,397
5	Landauer, Inc.	275
6	Lannett Co., Inc.*	52
10	LCA-Vision, Inc.*	54
47	Lexicon Pharmaceuticals, Inc.*	71
9	LHC Group, Inc.*	220
5	Life Sciences Research, Inc.*	39
102	Life Technologies Corp.*	4,542
32	LifePoint Hospitals, Inc.*	804
66	Ligand Pharmaceuticals, Inc., Class B*	158
40	Lincare Holdings, Inc.*	1,056
24	Luminex Corp.*	367
21	Magellan Health Services, Inc.*	674
10	MAKO Surgical Corp.*	85
34	MannKind Corp.*	265
5	MAP Pharmaceuticals, Inc.*	44
19	Martek Biosciences Corp.*	466
30	Masimo Corp.*	754
6	Matrixx Initiatives, Inc.*	32
15	Maxygen, Inc.*	106
159	McKesson Corp.	9,041
75	Medarex, Inc.*	1,200
23	MedAssets, Inc.*	514
9	Medcath Corp.*	82
283	Medco Health Solutions, Inc.*	15,627
8	Medical Action Industries, Inc.*	100
31	Medicines Co. (The)*	236
34	Medicis Pharmaceutical Corp., Class A	628
17	Medivation, Inc.*	430
27	Mednax, Inc.*	1,406
5	MedQuist, Inc.*	40
656	Medtronic, Inc.	25,125
1,235	Merck & Co., Inc.	40,051
16	Merge Healthcare, Inc.*	51
24	Meridian Bioscience, Inc.	578
16	Merit Medical Systems, Inc.*	289
11	Metabolix, Inc.*	107
24	Metropolitan Health Networks, Inc.*	52
20	Mettler-Toledo International, Inc.*	1,748
34	Micromet, Inc.*	216
9	Micrus Endovascular Corp.*	103
21	MiddleBrook Pharmaceuticals, Inc.*	24
32	Millipore Corp.*	2,119
10	Molecular Insight Pharmaceuticals, Inc.*	50
8	Molina Healthcare, Inc.*	162
21	Momenta Pharmaceuticals, Inc.*	208
6	MWI Veterinary Supply, Inc.*	223
179	Mylan, Inc.*	2,626
56	Myriad Genetics, Inc.*	1,712
14	Myriad Pharmaceuticals, Inc.*	63
30	Nabi Biopharmaceuticals*	91
6	Nanosphere, Inc.*	48
5	National Healthcare Corp.	191
1	National Research Corp.	24
16	Natus Medical, Inc.*	228
54	Nektar Therapeutics*	448
8	Neogen Corp.*	224
23	Neurocrine Biosciences, Inc.*	69
6	NeurogesX, Inc.*	45
12	Nighthawk Radiology Holdings, Inc.*	75
12	NovaMed, Inc.*	51
36	Novavax, Inc.*	217
28	NPS Pharmaceuticals, Inc.*	117
21	NuVasive, Inc.*	841
13	NxStage Medical, Inc.*	80
10	Obagi Medical Products, Inc.*	95
19	Odyssey HealthCare, Inc.*	245
69	Omnicare, Inc.	1,579

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19	Omnicell, Inc.*	$209
3	OncoGenex Pharmaceutical, Inc.*	120
36	Onyx Pharmaceuticals, Inc.*	1,155
26	Opko Health, Inc.*	61
17	Optimer Pharmaceuticals, Inc.*	222
27	OraSure Technologies, Inc.*	71
16	Orexigen Therapeutics, Inc.*	127
10	Orthofix International N.V.*	274
39	Orthovita, Inc.*	165
34	OSI Pharmaceuticals, Inc.*	1,136
10	Osiris Therapeutics, Inc.*	146
24	Owens & Minor, Inc.	1,062
22	OXiGENE, Inc.*	31
20	Pain Therapeutics, Inc.*	102
11	Palomar Medical Technologies, Inc.*	153
20	Par Pharmaceutical Cos., Inc.*	409
34	Parexel International Corp.*	436
59	Patterson Cos., Inc.*	1,607
70	PDL BioPharma, Inc.	633
68	PerkinElmer, Inc.	1,241
47	Perrigo Co.	1,387
3,954	Pfizer, Inc.	66,032
62	Pharmaceutical Product Development, Inc.	1,247
12	Pharmasset, Inc.*	222
18	PharMerica Corp.*	361
25	Phase Forward, Inc.*	321
14	Poniard Pharmaceuticals, Inc.*	116
15	Pozen, Inc.*	101
16	Progenics Pharmaceuticals, Inc.*	84
20	Protalix BioTherapeutics, Inc.*	128
6	Providence Service Corp. (The)*	68
35	PSS World Medical, Inc.*	715
33	Psychiatric Solutions, Inc.*	884
14	Quality Systems, Inc.	754
91	Quest Diagnostics, Inc.	4,910
34	Questcor Pharmaceuticals, Inc.*	198
15	Quidel Corp.*	232
17	RadNet, Inc.*	37
37	Regeneron Pharmaceuticals, Inc.*	841
11	RehabCare Group, Inc.*	231
18	Repligen Corp.*	90
6	Repros Therapeutics, Inc.*	6
15	Res-Care, Inc.*	218
44	ResMed, Inc.*	2,020
22	Rigel Pharmaceuticals, Inc.*	155
6	Rochester Medical Corp.*	73
8	Rockwell Medical Technologies, Inc.*	64
32	RTI Biologics, Inc.*	146
28	Salix Pharmaceuticals Ltd.*	350
24	Sangamo Biosciences, Inc.*	168
30	Santarus, Inc.*	95
36	Savient Pharmaceuticals, Inc.*	500
956	Schering-Plough Corp.	26,940
21	Sciclone Pharmaceuticals, Inc.*	102
49	Seattle Genetics, Inc.*	600
64	Sepracor, Inc.*	1,162
36	Sequenom, Inc.*	230
15	SIGA Technologies, Inc.*	110
10	Sirona Dental Systems, Inc.*	264
11	Skilled Healthcare Group, Inc., Class A*	83
7	Somanetics Corp.*	92
10	SonoSite, Inc.*	233
19	Spectranetics Corp.*	111
22	Spectrum Pharmaceuticals, Inc.*	187
203	St. Jude Medical, Inc.*	7,824
60	StemCells, Inc.*	98
15	Stereotaxis, Inc.*	53
34	STERIS Corp.	987
198	Stryker Corp.	8,209
6	Sucampo Pharmaceuticals, Inc., Class A*	34
26	Sun Healthcare Group, Inc.*	214
27	Sunrise Senior Living, Inc.*	60
35	SuperGen, Inc.*	98
9	SurModics, Inc.*	206
21	Symmetry Medical, Inc.*	231
7	Synovis Life Technologies, Inc.*	110
10	Synta Pharmaceuticals Corp.*	28
22	Techne Corp.	1,357
23	Teleflex, Inc.	1,042
281	Tenet Healthcare Corp.*	1,309
31	Theravance, Inc.*	483
245	Thermo Fisher Scientific, Inc.*	11,076
33	Thoratec Corp.*	866
27	TomoTherapy, Inc.*	90
8	TranS1, Inc.*	38
4	Transcend Services, Inc.*	64
12	Triple-S Management Corp., Class B*	222
7	U.S. Physical Therapy, Inc.*	102
14	United Therapeutics Corp.*	1,281
697	UnitedHealth Group, Inc.	19,516
16	Universal American Corp.*	147
27	Universal Health Services, Inc., Class B	1,587
2	Utah Medical Products, Inc.	56
40	Valeant Pharmaceuticals International*	1,036
16	Vanda Pharmaceuticals, Inc.*	219
73	Varian Medical Systems, Inc.*	3,144
17	Varian, Inc.*	871
9	Vascular Solutions, Inc.*	68
50	VCA Antech, Inc.*	1,237
101	Vertex Pharmaceuticals, Inc.*	3,778
25	Vical, Inc.*	115
45	Viropharma, Inc.*	360
4	Virtual Radiologic Corp.*	46
8	Vital Images, Inc.*	102
41	Vivus, Inc.*	254
28	Volcano Corp.*	400
56	Waters Corp.*	2,816
62	Watson Pharmaceuticals, Inc.*	2,188
25	WellCare Health Plans, Inc.*	607
284	WellPoint, Inc.*	15,009
19	West Pharmaceutical Services, Inc.	764
22	Wright Medical Group, Inc.*	357
781	Wyeth	37,371
17	XenoPort, Inc.*	310
3	Young Innovations, Inc.	70
126	Zimmer Holdings, Inc.*	5,966
12	Zoll Medical Corp.*	216
22	Zymogenetics, Inc.*	129
		852,854
	Industrials - 9.2%

10	3D Systems Corp.*	82
407	3M Co.	29,345
13	A. O. Smith Corp.	495
7	AAON, Inc.	146
23	AAR Corp.*	391
27	ABM Industries, Inc.	606
19	Acacia Research - Acacia Technologies*	171
32	ACCO Brands Corp.*	179
15	Aceto Corp.	100
40	Actuant Corp., Class A	565
25	Acuity Brands, Inc.	803

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	Administaff, Inc.	$290
30	Advanced Battery Technologies, Inc.*	121
9	Advisory Board Co. (The)*	238
55	Aecom Technology Corp.*	1,508
8	Aerovironment, Inc.*	225
54	AGCO Corp.*	1,687
33	Air Transport Services Group, Inc.*	98
27	Aircastle Ltd.	254
70	Airtran Holdings, Inc.*	465
4	Alamo Group, Inc.	57
21	Alaska Air Group, Inc.*	530
16	Albany International Corp., Class A	275
24	Alexander & Baldwin, Inc.	689
9	Allegiant Travel Co.*	353
19	Alliant Techsystems, Inc.*	1,468
16	Altra Holdings, Inc.*	154
5	Amerco, Inc.*	228
5	American Commercial Lines, Inc.*	107
11	American Ecology Corp.	201
5	American Railcar Industries, Inc.	50
21	American Reprographics Co.*	192
5	American Science & Engineering, Inc.	308
25	American Superconductor Corp.*	808
6	American Woodmark Corp.	120
5	Ameron International Corp.	405
63	AMETEK, Inc.	1,983
5	Ampco-Pittsburgh Corp.	119
167	AMR Corp.*	912
1	Amrep Corp.*	12
15	APAC Customer Services, Inc.*	82
16	Apogee Enterprises, Inc.	211
25	Applied Industrial Technologies, Inc.	516
8	Applied Signal Technology, Inc.	204
4	Argan, Inc.*	55
8	Argon ST, Inc.*	160
15	Arkansas Best Corp.	478
12	Armstrong World Industries, Inc.*	401
9	Ascent Solar Technologies, Inc.*	51
11	Astec Industries, Inc.*	279
5	Astronics Corp.*	44
12	ATC Technology Corp.*	251
10	Atlas Air Worldwide Holdings, Inc.*	249
66	Avery Dennison Corp.	2,039
60	Avis Budget Group, Inc.*	584
6	Axsys Technologies, Inc.*	324
7	AZZ, Inc.*	241
9	Badger Meter, Inc.	326
27	Baldor Electric Co.	758
27	Barnes Group, Inc.	397
4	Barrett Business Services, Inc.	42
56	BE Aerospace, Inc.*	959
26	Beacon Roofing Supply, Inc.*	437
27	Belden, Inc.	565
22	Blount International, Inc.*	202
7	BlueLinx Holdings, Inc.*	38
426	Boeing Co. (The)	21,159
22	Bowne & Co., Inc.	154
28	Brady Corp., Class A	830
29	Briggs & Stratton Corp.	512
27	Brink’s Co. (The)	711
18	Broadwind Energy, Inc.*	136
44	Bucyrus International, Inc.	1,313
10	Builders FirstSource, Inc.*	77
154	Burlington Northern Santa Fe Corp.	12,785
99	C.H. Robinson Worldwide, Inc.	5,570
6	CAI International, Inc.*	38
36	Carlisle Cos., Inc.	1,188
5	Cascade Corp.	127
353	Caterpillar, Inc.	15,994
26	CBIZ, Inc.*	186
7	CDI Corp.	106
13	Celadon Group, Inc.*	127
28	Cenveo, Inc.*	143
15	Ceradyne, Inc.*	281
17	Chart Industries, Inc.*	317
4	Chase Corp.	46
22	China BAK Battery, Inc.*	62
8	China Fire & Security Group, Inc.*	123
77	Cintas Corp.	2,113
10	CIRCOR International, Inc.	258
30	CLARCOR, Inc.	962
13	Clean Harbors, Inc.*	767
14	Colfax Corp.*	148
11	Columbus McKinnon Corp.*	135
23	Comfort Systems USA, Inc.	273
9	COMSYS IT Partners, Inc.*	67
6	Consolidated Graphics, Inc.*	124
81	Continental Airlines, Inc., Class B*	1,075
29	Con-way, Inc.	1,211
98	Cooper Industries Ltd., Class A	3,161
18	Copa Holdings S.A., Class A	752
39	Copart, Inc.*	1,378
6	Cornell Cos., Inc.*	121
20	Corporate Executive Board Co. (The)	481
67	Corrections Corp. of America*	1,329
12	CoStar Group, Inc.*	455
6	Courier Corp.	97
76	Covanta Holding Corp.*	1,360
6	CRA International, Inc.*	168
29	Crane Co.	681
229	CSX Corp.	9,732
9	Cubic Corp.	320
118	Cummins, Inc.	5,348
26	Curtiss-Wright Corp.	847
151	Danaher Corp.	9,167
248	Deere & Co.	10,813
452	Delta Air Lines, Inc.*	3,263
30	Deluxe Corp.	501
14	Diamond Management & Technology Consultants, Inc.	88
9	DigitalGlobe, Inc.*	181
13	Dollar Thrifty Automotive Group, Inc.*	258
45	Donaldson Co., Inc.	1,691
109	Dover Corp.	3,770
6	Ducommun, Inc.	108
31	Dun & Bradstreet Corp.	2,264
5	DXP Enterprises, Inc.*	53
23	Dycom Industries, Inc.*	258
6	Dynamex, Inc.*	98
8	Dynamic Materials Corp.	130
14	DynCorp International, Inc., Class A*	241
36	Eagle Bulk Shipping, Inc.	181
3	Eastern Co., (The)	49
97	Eaton Corp.	5,233
39	EMCOR Group, Inc.*	904
440	Emerson Electric Co.	16,223
11	Encore Wire Corp.	260
28	Ener1, Inc.*	179
27	Energy Conversion Devices, Inc.*	302
20	Energy Recovery, Inc.*	105
44	EnergySolutions, Inc.	391
8	EnerNOC, Inc.*	216
24	EnerSys*	477
15	Ennis, Inc.	204

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	EnPro Industries, Inc.*	$258
74	Equifax, Inc.	2,045
15	ESCO Technologies, Inc.*	556
17	Esterline Technologies Corp.*	526
110	Evergreen Solar, Inc.*	186
124	Expeditors International of Washington, Inc.	4,050
8	Exponent, Inc.*	226
77	Fastenal Co.	2,787
29	Federal Signal Corp.	207
182	FedEx Corp.	12,505
6	First Advantage Corp., Class A*	105
30	First Solar, Inc.*	3,647
10	Flanders Corp.*	50
22	Flow International Corp.*	47
33	Flowserve Corp.	2,846
105	Fluor Corp.	5,554
41	Force Protection, Inc.*	217
17	Forward Air Corp.	392
7	Franklin Covey Co.*	39
14	Franklin Electric Co., Inc.	441
7	FreightCar America, Inc.	134
30	FTI Consulting, Inc.*	1,306
10	Fuel Tech, Inc.*	102
38	FuelCell Energy, Inc.*	139
21	Furmanite Corp.*	77
9	Fushi Copperweld, Inc.*	70
11	G&K Services, Inc., Class A	258
30	Gardner Denver, Inc.*	974
28	GATX Corp.	768
15	Genco Shipping & Trading Ltd.	291
30	GenCorp, Inc.*	132
30	General Cable Corp.*	1,058
203	General Dynamics Corp.	12,016
6,205	General Electric Co.	86,249
22	Genesee & Wyoming, Inc., Class A*	690
30	Geo Group, Inc. (The)*	550
11	GeoEye, Inc.*	279
16	Gibraltar Industries, Inc.	193
73	Goodrich Corp.	4,027
8	Gorman-Rupp Co. (The)	188
9	GP Strategies Corp.*	66
35	Graco, Inc.	879
70	GrafTech International Ltd.*	996
6	Graham Corp.	82
20	Granite Construction, Inc.	642
23	Great Lakes Dredge & Dock Corp.	150
10	Greenbrier Cos., Inc.	129
25	Griffon Corp.*	264
18	GT Solar International, Inc.*	92
16	H&E Equipment Services, Inc.*	160
9	Harbin Electric, Inc.*	112
47	Harsco Corp.	1,466
30	Hawaiian Holdings, Inc.*	220
25	Healthcare Services Group, Inc.	442
30	Heartland Express, Inc.	425
14	HEICO Corp.	519
10	Heidrick & Struggles International, Inc.	210
1	Heritage-Crystal Clean, Inc.*	12
8	Herley Industries, Inc.*	98
32	Herman Miller, Inc.	519
110	Hertz Global Holdings, Inc.*	1,091
57	Hexcel Corp.*	620
15	Hill International, Inc.*	89
26	HNI Corp.	558
436	Honeywell International, Inc.	16,027
18	Horizon Lines, Inc., Class A	98
10	Houston Wire & Cable Co.	115
22	HUB Group, Inc., Class A*	482
33	Hubbell, Inc., Class B	1,270
4	Hurco Cos., Inc.*	67
13	Huron Consulting Group, Inc.*	245
5	ICF International, Inc.*	137
5	ICT Group, Inc.*	55
47	IDEX Corp.	1,243
28	IHS, Inc., Class A*	1,355
15	II-VI, Inc.*	401
263	Illinois Tool Works, Inc.	10,999
14	Innerworkings, Inc.*	80
23	Insituform Technologies, Inc., Class A*	440
10	Insteel Industries, Inc.	114
3	Integrated Electrical Services, Inc.*	25
28	Interface, Inc., Class A	185
19	Interline Brands, Inc.*	317
3	International Shipholding Corp.	90
106	Iron Mountain, Inc.*	3,105
107	ITT Corp.	5,359
51	J.B. Hunt Transport Services, Inc.	1,430
72	Jacobs Engineering Group, Inc.*	3,167
148	JetBlue Airways Corp.*	860
16	John Bean Technologies Corp.	267
60	Joy Global, Inc.	2,331
7	Kadant, Inc.*	81
15	Kaman Corp.	311
54	Kansas City Southern*	1,291
19	Kaydon Corp.	634
94	KBR, Inc.	2,129
15	Kelly Services, Inc., Class A	172
48	Kennametal, Inc.	1,058
17	Kforce, Inc.*	190
19	Kimball International, Inc., Class B	121
32	Kirby Corp.*	1,186
33	Knight Transportation, Inc.	544
28	Knoll, Inc.	270
26	Korn/Ferry International*	360
1	K-Tron International, Inc.*	84
6	L.B. Foster Co., Class A*	179
68	L-3 Communications Holdings, Inc.	5,059
7	LaBarge, Inc.*	72
9	Ladish Co., Inc.*	132
30	Landstar System, Inc.	1,046
2	Lawson Products, Inc.	36
11	Layne Christensen Co.*	284
27	Lennox International, Inc.	969
25	Lincoln Electric Holdings, Inc.	1,138
7	Lindsay Corp.	291
5	LMI Aerospace, Inc.*	46
186	Lockheed Martin Corp.	13,946
11	LSI Industries, Inc.	81
6	M&F Worldwide Corp.*	118
76	Manitowoc Co., Inc. (The)	505
46	Manpower, Inc.	2,378
9	Marten Transport Ltd.*	153
211	Masco Corp.	3,055
31	MasTec, Inc.*	293
134	McDermott International, Inc.*	3,184
14	Mcgrath Rentcorp	275
19	Metalico, Inc.*	77
9	Met-Pro Corp.	89
5	Michael Baker Corp.*	167
45	Microvision, Inc.*	152
10	Middleby Corp.*	472
6	Miller Industries, Inc.*	61
16	Mine Safety Appliances Co.	428

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21	Mobile Mini, Inc.*	$372
74	Monster Worldwide, Inc.*	1,200
25	Moog, Inc., Class A*	724
54	MPS Group, Inc.*	532
25	MSC Industrial Direct Co., Class A	988
22	Mueller Industries, Inc.	532
68	Mueller Water Products, Inc., Class A	313
6	Multi-Color Corp.	84
10	MYR Group, Inc.*	205
3	NACCO Industries, Inc., Class A	175
29	Navigant Consulting, Inc.*	365
37	Navistar International Corp.*	1,600
12	NCI Building Systems, Inc.*	32
20	Nordson Corp.	1,072
215	Norfolk Southern Corp.	9,862
7	North American Galvanizing & Coating, Inc.*	40
190	Northrop Grumman Corp.	9,274
5	Northwest Pipe Co.*	166
34	Odyssey Marine Exploration, Inc.*	63
16	Old Dominion Freight Line, Inc.*	572
2	Omega Flex, Inc.	35
21	On Assignment, Inc.*	84
33	Orbital Sciences Corp.*	488
10	Orion Energy Systems, Inc.*	31
16	Orion Marine Group, Inc.*	327
52	Oshkosh Corp.	1,747
21	Otter Tail Corp.	495
50	Owens Corning*	1,117
213	PACCAR, Inc.	7,704
20	Pacer International, Inc.	83
69	Pall Corp.	2,051
94	Parker Hannifin Corp.	4,574
1	Patriot Transportation Holding, Inc.*	77
58	Pentair, Inc.	1,643
32	Perma-Fix Environmental Services*	79
10	Pike Electric Corp.*	111
121	Pitney Bowes, Inc.	2,704
8	PMFG, Inc.*	88
13	Polypore International, Inc.*	148
4	Portec Rail Products, Inc.	37
5	Powell Industries, Inc.*	189
45	Power-One, Inc.*	58
10	PowerSecure International, Inc.*	53
82	Precision Castparts Corp.	7,485
1	Preformed Line Products Co.	37
5	Primoris Services Corp.	36
22	Quanex Building Products Corp.	296
116	Quanta Services, Inc.*	2,566
120	R.R. Donnelley & Sons Co.	2,141
9	Raven Industries, Inc.	260
231	Raytheon Co.	10,899
13	RBC Bearings, Inc.*	286
21	Regal-Beloit Corp.	955
20	Republic Airways Holdings, Inc.*	184
189	Republic Services, Inc.	4,840
26	Resources Connection, Inc.*	401
16	Robbins & Myers, Inc.	372
90	Robert Half International, Inc.	2,366
83	Rockwell Automation, Inc.	3,474
93	Rockwell Collins, Inc.	4,282
26	Rollins, Inc.	464
53	Roper Industries, Inc.	2,511
29	RSC Holdings, Inc.*	210
19	Rush Enterprises, Inc., Class A*	266
33	Ryder System, Inc.	1,254
8	Saia, Inc.*	142
41	SatCon Technology Corp.*	81
7	Sauer-Danfoss, Inc.	39
9	Schawk, Inc.	102
11	School Specialty, Inc.*	251
49	Shaw Group, Inc. (The)*	1,437
22	Simpson Manufacturing Co., Inc.	565
33	Skywest, Inc.	510
4	SmartHeat, Inc.*	29
434	Southwest Airlines Co.	3,550
30	Spherion Corp.*	163
62	Spirit Aerosystems Holdings, Inc., Class A*	962
29	SPX Corp.	1,615
4	Standard Parking Corp.*	69
10	Standard Register Co. (The)	43
7	Standex International Corp.	120
7	Stanley, Inc.*	180
42	Steelcase, Inc., Class A	262
50	Stericycle, Inc.*	2,476
8	Sterling Construction Co., Inc.*	129
7	Sun Hydraulics Corp.	129
57	SunPower Corp., Class A*	1,445
20	SYKES Enterprises, Inc.*	420
9	TAL International Group, Inc.	111
36	Taser International, Inc.*	164
8	TBS International Ltd., Class A*	65
11	Team, Inc.*	192
11	Tecumseh Products Co., Class A*	100
21	Teledyne Technologies, Inc.*	709
11	Tennant Co.	281
62	Terex Corp.*	1,022
35	Tetra Tech, Inc.*	1,034
5	Textainer Group Holdings Ltd.	71
158	Textron, Inc.	2,427
31	Thomas & Betts Corp.*	858
57	Timken Co.	1,203
21	Titan International, Inc.	175
8	Titan Machinery, Inc.*	96
3	Todd Shipyards Corp.	48
21	Toro Co.	797
23	TransDigm Group, Inc.*	1,024
17	Tredegar Corp.	255
9	Trex Co., Inc.*	171
9	Trimas Corp.*	44
46	Trinity Industries, Inc.	727
10	Triumph Group, Inc.	435
26	TrueBlue, Inc.*	354
15	Tutor Perini Corp.*	294
5	Twin Disc, Inc.	63
84	UAL Corp.*	523
7	Ultralife Corp.*	42
13	Ultrapetrol Bahamas Ltd.*	63
295	Union Pacific Corp.	17,644
1	United Capital Corp.*	22
405	United Parcel Service, Inc., Class B	21,651
35	United Rentals, Inc.*	322
14	United Stationers, Inc.*	640
490	United Technologies Corp.	29,086
11	Universal Forest Products, Inc.	454
3	Universal Truckload Services, Inc.	50
49	URS Corp.*	2,118
77	US Airways Group, Inc.*	262
5	USA Truck, Inc.*	67
24	USG Corp.*	357
59	UTi Worldwide, Inc.*	758
29	Valence Technology, Inc.*	43
12	Valmont Industries, Inc.	988

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	Viad Corp.	$217
11	Vicor Corp.*	81
7	Volt Information Sciences, Inc.*	71
2	VSE Corp.	69
36	W.W. Grainger, Inc.	3,149
47	Waste Connections, Inc.*	1,285
288	Waste Management, Inc.	8,620
10	Waste Services, Inc.*	44
16	Watsco, Inc.	845
25	Watson Wyatt Worldwide, Inc., Class A	1,092
17	Watts Water Technologies, Inc., Class A	513
25	Werner Enterprises, Inc.	437
25	WESCO International, Inc.*	601
28	Westinghouse Air Brake Technologies Corp.	1,049
3	Willis Lease Finance Corp.*	36
35	Woodward Governor Co.	735
35	YRC Worldwide, Inc.*	78
		678,126
	Information Technology - 15.9%

227	3Com Corp.*	987
16	3PAR, Inc.*	141
21	ACI Worldwide, Inc.*	285
23	Acme Packet, Inc.*	188
15	Actel Corp.*	163
27	ActivIdentity Corp*	68
327	Activision Blizzard, Inc.*	3,796
26	Actuate Corp.*	146
40	Acxiom Corp.*	365
71	Adaptec, Inc.*	209
57	ADC Telecommunications, Inc.*	485
307	Adobe Systems, Inc.*	9,646
32	Adtran, Inc.	728
25	Advanced Analogic Technologies, Inc.*	113
19	Advanced Energy Industries, Inc.*	199
327	Advanced Micro Devices, Inc.*	1,426
9	Advent Software, Inc.*	348
53	Affiliated Computer Services, Inc., Class A*	2,374
201	Agilent Technologies, Inc.*	5,162
9	Agilysys, Inc.	57
15	Airvana, Inc.*	97
101	Akamai Technologies, Inc.*	1,782
31	Alliance Data Systems Corp.*	1,722
172	Altera Corp.	3,304
113	Amdocs Ltd.*	2,748
13	American Software, Inc., Class A	82
64	Amkor Technology, Inc.*	355
100	Amphenol Corp., Class A	3,496
37	Anadigics, Inc.*	142
171	Analog Devices, Inc.	4,831
9	Anaren, Inc.*	145
17	Anixter International, Inc.*	596
51	ANSYS, Inc.*	1,792
523	Apple, Inc.*	87,974
779	Applied Materials, Inc.	10,267
39	Applied Micro Circuits Corp.*	310
11	ArcSight, Inc.*	213
51	Ariba, Inc.*	584
73	Arris Group, Inc.*	968
70	Arrow Electronics, Inc.*	1,935
74	Art Technology Group, Inc.*	299
35	Aruba Networks, Inc.*	319
17	AsiaInfo Holdings, Inc.*	293
36	Atheros Communications, Inc.*	995
264	Atmel Corp.*	1,090
18	ATMI, Inc.*	306
134	Autodesk, Inc.*	3,140
294	Automatic Data Processing, Inc.	11,275
17	Avid Technology, Inc.*	221
89	Avnet, Inc.*	2,372
26	Avocent Corp.*	424
29	AVX Corp.	337
6	Bel Fuse, Inc., Class B	101
38	Benchmark Electronics, Inc.*	623
21	BigBand Networks, Inc.*	82
10	Black Box Corp.	250
26	Blackbaud, Inc.	501
19	Blackboard, Inc.*	654
23	Blue Coat Systems, Inc.*	451
108	BMC Software, Inc.*	3,850
15	Bottomline Technologies, Inc.*	181
29	Brightpoint, Inc.*	213
288	Broadcom Corp., Class A*	8,194
82	Broadridge Financial Solutions, Inc.	1,707
227	Brocade Communications Systems, Inc.*	1,641
38	Brooks Automation, Inc.*	247
230	CA, Inc.	5,127
14	Cabot Microelectronics Corp.*	484
18	CACI International, Inc., Class A*	827
154	Cadence Design Systems, Inc.*	966
15	Callidus Software, Inc.*	41
5	Cass Information Systems, Inc.	156
21	Cavium Networks, Inc.*	426
11	Ceva, Inc.*	96
23	Checkpoint Systems, Inc.*	383
16	China Information Security Technology, Inc.*	62
19	China Security & Surveillance Technology, Inc.*	123
5	China TransInfo Technology Corp.*	42
18	Chordiant Software, Inc.*	70
40	Ciber, Inc.*	156
53	Ciena Corp.*	710
38	Cirrus Logic, Inc.*	188
3,380	Cisco Systems, Inc.*	73,008
106	Citrix Systems, Inc.*	3,782
25	Cogent, Inc.*	262
23	Cognex Corp.	368
171	Cognizant Technology Solutions Corp., Class A*	5,964
14	Cogo Group, Inc.*	76
13	Coherent, Inc.*	291
14	Cohu, Inc.	166
55	CommScope, Inc.*	1,483
4	Communications Systems, Inc.	47
24	CommVault Systems, Inc.*	439
10	Compellent Technologies, Inc.*	149
89	Computer Sciences Corp.*	4,348
9	Computer Task Group, Inc.*	56
142	Compuware Corp.*	1,024
13	comScore, Inc.*	181
16	Comtech Telecommunications Corp.*	544
11	Comverge, Inc.*	123
23	Concur Technologies, Inc.*	813
14	Constant Contact, Inc.*	292
57	Convergys Corp.*	618
910	Corning, Inc.	13,723
4	CPI International, Inc.*	38
20	Cray, Inc.*	146
52	Cree, Inc.*	1,916
21	CSG Systems International, Inc.*	316

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
20	CTS Corp.	$177
40	Cybersource Corp.*	614
17	Cymer, Inc.*	598
91	Cypress Semiconductor Corp.*	921
20	Daktronics, Inc.	161
8	DDi Corp.*	32
22	DealerTrack Holdings, Inc.*	444
1,004	Dell, Inc.*	15,893
11	Deltek, Inc.*	79
12	DemandTec, Inc.*	102
12	DG FastChannel, Inc.*	208
9	Dice Holdings, Inc.*	53
39	Diebold, Inc.	1,177
14	Digi International, Inc.*	120
22	Digital River, Inc.*	777
19	Diodes, Inc.*	385
19	DivX, Inc.*	99
31	Dolby Laboratories, Inc., Class A*	1,209
10	Double-Take Software, Inc.*	88
13	DSP Group, Inc.*	103
23	DST Systems, Inc.*	1,054
10	DTS, Inc.*	268
5	Dynamics Research Corp.*	69
62	Earthlink, Inc.*	516
655	eBay, Inc.*	14,502
4	Ebix, Inc.*	197
19	Echelon Corp.*	216
22	EchoStar Corp., Class A*	408
10	Electro Rent Corp.	102
16	Electro Scientific Industries, Inc.*	196
189	Electronic Arts, Inc.*	3,444
29	Electronics for Imaging, Inc.*	309
4	eLoyalty Corp.*	34
1,179	EMC Corp.*	18,746
44	Emcore Corp.*	47
9	EMS Technologies, Inc.*	169
49	Emulex Corp.*	475
66	Entegris, Inc.*	264
31	Entropic Communications, Inc.*	95
28	Epicor Software Corp.*	176
19	EPIQ Systems, Inc.*	285
2	ePlus, Inc.*	32
22	Equinix, Inc.*	1,854
29	Euronet Worldwide, Inc.*	685
21	Exar Corp.*	158
9	ExlService Holdings, Inc.*	108
52	Extreme Networks*	126
46	F5 Networks, Inc.*	1,587
24	Factset Research Systems, Inc.	1,321
29	Fair Isaac Corp.	647
73	Fairchild Semiconductor International, Inc.*	734
20	FalconStor Software, Inc.*	101
10	FARO Technologies, Inc.*	170
22	FEI Co.*	521
112	Fidelity National Information Services, Inc.	2,751
91	Fiserv, Inc.*	4,391
88	FLIR Systems, Inc.*	2,026
29	Formfactor, Inc.*	636
9	Forrester Research, Inc.*	212
35	Gartner, Inc.*	583
37	Genpact Ltd.*	467
22	Global Cash Access Holdings, Inc.*	159
47	Global Payments, Inc.	1,995
12	Globecomm Systems, Inc.*	91
140	Google, Inc., Class A*	64,634
9	GSE Systems, Inc.*	59
16	GSI Commerce, Inc.*	277
11	GSI Technology, Inc.*	41
23	Hackett Group, Inc. (The)*	60
56	Harmonic, Inc.*	370
78	Harris Corp.	2,709
35	Harris Stratex Networks, Inc., Class A*	212
22	Heartland Payment Systems, Inc.	275
49	Hewitt Associates, Inc., Class A*	1,765
1,401	Hewlett-Packard Co.	62,891
13	Hittite Microwave Corp.*	447
5	Hughes Communications, Inc.*	130
9	i2 Technologies, Inc.*	135
56	IAC/InterActiveCorp.*	1,037
7	ICx Technologies, Inc.*	33
13	iGate Corp.	87
17	Imation Corp.	146
5	Imergent, Inc.	33
16	Immersion Corp.*	61
49	Infinera Corp.*	343
20	infoGROUP, Inc.*	123
51	Informatica Corp.*	914
14	Information Services Group, Inc.*	56
21	Infospace, Inc.*	170
95	Ingram Micro, Inc., Class A*	1,592
13	Innodata Isogen, Inc.*	68
27	Insight Enterprises, Inc.*	310
10	Integral Systems, Inc.*	63
97	Integrated Device Technology, Inc.*	662
3,272	Intel Corp.	66,487
12	Intellon Corp.*	60
7	Interactive Intelligence, Inc.*	121
26	InterDigital, Inc.*	545
36	Intermec, Inc.*	512
30	Internap Network Services Corp.*	91
774	International Business Machines Corp.	91,371
42	International Rectifier Corp.*	788
16	Internet Brands, Inc., Class A*	117
22	Internet Capital Group, Inc.*	146
72	Intersil Corp., Class A	1,066
13	Intevac, Inc.*	152
189	Intuit, Inc.*	5,249
30	Ipass, Inc.*	44
14	IPG Photonics Corp.*	170
15	Isilon Systems, Inc.*	86
23	Itron, Inc.*	1,260
18	Ixia*	110
14	IXYS Corp.	95
26	j2 Global Communications, Inc.*	556
110	Jabil Circuit, Inc.	1,204
49	Jack Henry & Associates, Inc.	1,142
15	JDA Software Group, Inc.*	290
124	JDS Uniphase Corp.*	852
307	Juniper Networks, Inc.*	7,082
13	Kenexa Corp.*	159
7	Keynote Systems, Inc.*	70
100	Kla-Tencor Corp.	3,120
18	Knot, Inc. (The)*	182
40	Kopin Corp.*	154
40	Kulicke & Soffa Industries, Inc.*	210
8	KVH Industries, Inc.*	60
44	L-1 Identity Solutions, Inc.*	315
74	Lam Research Corp.*	2,272
68	Lattice Semiconductor Corp.*	167
81	Lawson Software, Inc.*	499
56	Lender Processing Services, Inc.	1,920
46	Lexmark International, Inc., Class A*	867

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19	Limelight Networks, Inc.*	$63
130	Linear Technology Corp.	3,454
34	Lionbridge Technologies, Inc.*	91
9	Liquidity Services, Inc.*	98
13	Littelfuse, Inc.*	326
24	LivePerson, Inc.*	99
12	LoopNet, Inc.*	96
6	Loral Space & Communications, Inc.*	124
380	LSI Corp.*	1,980
13	Manhattan Associates, Inc.*	232
13	Mantech International Corp., Class A*	687
12	Marchex, Inc., Class B	51
302	Marvell Technology Group Ltd.*	4,605
50	Mastercard, Inc., Class A	10,131
179	Maxim Integrated Products, Inc.	3,362
10	MAXIMUS, Inc.	416
13	Maxwell Technologies, Inc.*	176
91	McAfee, Inc.*	3,620
8	Measurement Specialties, Inc.*	85
131	MEMC Electronic Materials, Inc.*	2,089
9	MEMSIC, Inc.*	32
55	Mentor Graphics Corp.*	486
15	MercadoLibre, Inc.*	472
13	Mercury Computer Systems, Inc.*	124
52	Metavante Technologies, Inc.*	1,638
22	Methode Electronics, Inc.	190
27	Micrel, Inc.	210
107	Microchip Technology, Inc.	2,841
496	Micron Technology, Inc.*	3,656
47	Micros Systems, Inc.*	1,310
48	Microsemi Corp.*	677
4,516	Microsoft Corp.	111,319
5	MicroStrategy, Inc., Class A*	309
31	Microtune, Inc.*	61
26	MIPS Technologies, Inc.*	91
29	MKS Instruments, Inc.*	534
27	ModusLink Global Solutions, Inc.*	194
77	Molex, Inc.	1,402
48	MoneyGram International, Inc.*	128
20	Monolithic Power Systems, Inc.*	451
13	Monotype Imaging Holdings, Inc.*	106
1,343	Motorola, Inc.	9,643
90	Move, Inc.*	260
27	MSC.Software Corp.*	205
10	MTS Systems Corp.	265
6	Multi-Fineline Electronix, Inc.*	166
33	National Instruments Corp.	846
135	National Semiconductor Corp.	2,048
4	NCI, Inc., Class A*	117
93	NCR Corp.*	1,240
23	Ness Technologies, Inc.*	139
22	Net 1 UEPS Technologies, Inc.*	420
195	NetApp, Inc.*	4,436
28	Netezza Corp.*	269
20	Netgear, Inc.*	342
11	Netlogic Microsystems, Inc.*	483
14	Netscout Systems, Inc.*	160
10	NetSuite, Inc.*	137
17	Network Equipment Technologies, Inc.*	113
42	NeuStar, Inc., Class A*	974
21	Newport Corp.*	149
30	NIC, Inc.	230
18	Novatel Wireless, Inc.*	174
202	Novell, Inc.*	879
57	Novellus Systems, Inc.*	1,092
127	Nuance Communications, Inc.*	1,566
3	NVE Corp.*	160
320	Nvidia Corp.*	4,646
40	Omniture, Inc.*	572
29	Omnivision Technologies, Inc.*	424
246	ON Semiconductor Corp.*	1,985
15	Online Resources Corp.*	82
2	OpenTable, Inc.*	55
50	OpenTV Corp., Class A*	64
49	Openwave Systems, Inc.*	136
12	Oplink Communications, Inc.*	167
8	Opnet Technologies, Inc.	76
16	Opnext, Inc.*	42
2,240	Oracle Corp.	48,989
9	OSI Systems, Inc.*	152
81	Palm, Inc.*	1,080
5	PAR Technology Corp.*	30
68	Parametric Technology Corp.*	904
12	Park Electrochemical Corp.	258
17	Parkervision, Inc.*	61
189	Paychex, Inc.	5,347
6	PC Connection, Inc.*	33
6	PC Mall, Inc.*	46
11	PC-Tel, Inc.*	65
9	Pegasystems, Inc.	276
17	Perficient, Inc.*	132
15	Pericom Semiconductor Corp.*	129
51	Perot Systems Corp., Class A*	849
9	Pervasive Software, Inc.*	43
21	Phoenix Technologies Ltd.*	76
25	Photronics, Inc.*	114
29	Plantronics, Inc.	693
23	Plexus Corp.*	579
20	PLX Technology, Inc.*	69
131	PMC-Sierra, Inc.*	1,189
49	Polycom, Inc.*	1,156
14	Power Integrations, Inc.	458
77	Powerwave Technologies, Inc.*	95
23	Progress Software Corp.*	512
11	PROS Holdings, Inc.*	89
7	QAD, Inc.	29
70	QLogic Corp.*	1,107
970	QUALCOMM, Inc.	45,027
123	Quantum Corp.*	151
36	Quest Software, Inc.*	594
39	Rackspace Hosting, Inc.*	505
16	Radiant Systems, Inc.*	172
14	Radisys Corp.*	102
24	RAE Systems, Inc.*	28
61	Rambus, Inc.*	1,165
49	RealNetworks, Inc.*	173
111	Red Hat, Inc.*	2,549
4	Renaissance Learning, Inc.	40
156	RF Micro Devices, Inc.*	733
13	RightNow Technologies, Inc.*	164
5	Rimage Corp.*	80
32	Riverbed Technology, Inc.*	617
17	Rofin-Sinar Technologies, Inc.*	387
9	Rogers Corp.*	235
4	Rosetta Stone, Inc.*	88
59	Rovi Corp.*	1,796
7	Rubicon Technology, Inc.*	86
18	Rudolph Technologies, Inc.*	116
31	S1 Corp.*	195
14	Saba Software, Inc.*	48
122	SAIC, Inc.*	2,256
63	Salesforce.com, Inc.*	3,268
133	SanDisk Corp.*	2,354
49	Sapient Corp.*	359

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21	SAVVIS, Inc.*	$356
16	Scansource, Inc.*	448
19	Seachange International, Inc.*	170
288	Seagate Technology	3,989
13	Semitool, Inc.*	85
36	Semtech Corp.*	658
26	ShoreTel, Inc.*	164
16	Sigma Designs, Inc.*	226
18	Silicon Graphics International Corp.*	99
44	Silicon Image, Inc.*	134
26	Silicon Laboratories, Inc.*	1,171
47	Silicon Storage Technology, Inc.*	86
98	Skyworks Solutions, Inc.*	1,142
21	Smart Modular Technologies WWH, Inc.*	80
17	Smith Micro Software, Inc.*	196
18	Sohu.com, Inc.*	1,100
7	SolarWinds, Inc.*	131
41	Solera Holdings, Inc.*	1,080
32	SonicWALL, Inc.*	240
121	Sonus Networks, Inc.*	255
13	Sourcefire, Inc.*	247
7	Spectrum Control, Inc.*	64
11	SPSS, Inc.*	548
24	SRA International, Inc., Class A*	477
7	SRS Labs, Inc.*	51
13	Standard Microsystems Corp.*	303
23	Starent Networks Corp.*	466
7	StarTek, Inc.*	54
14	STEC, Inc.*	567
12	Stratasys, Inc.*	173
22	SuccessFactors, Inc.*	261
438	Sun Microsystems, Inc.*	4,065
13	Super Micro Computer, Inc.*	104
6	Supertex, Inc.*	155
27	support.com, Inc.*	63
12	Switch & Data Facilities Co., Inc.*	163
49	Sybase, Inc.*	1,708
113	Sycamore Networks, Inc.*	344
481	Symantec Corp.*	7,273
26	Symmetricom, Inc.*	136
20	Symyx Technologies, Inc.*	124
20	Synaptics, Inc.*	516
11	Synchronoss Technologies, Inc.*	117
11	SYNNEX Corp.*	326
84	Synopsys, Inc.*	1,783
8	Syntel, Inc.	321
47	Take-Two Interactive Software, Inc.*	493
18	Taleo Corp., Class A*	326
29	Tech Data Corp.*	1,105
24	Technitrol, Inc.	198
7	TechTarget, Inc.*	45
9	Techwell, Inc.*	81
39	Tekelec*	607
22	TeleCommunication Systems, Inc., Class A*	166
19	TeleTech Holdings, Inc.*	324
232	Tellabs, Inc.*	1,471
101	Teradata Corp.*	2,720
101	Teradyne, Inc.*	833
34	Terremark Worldwide, Inc.*	179
28	Tessera Technologies, Inc.*	704
746	Texas Instruments, Inc.	18,344
40	THQ, Inc.*	220
103	TIBCO Software, Inc.*	914
10	Tier Technologies, Inc., Class B*	76
61	TiVo, Inc.*	598
15	TNS, Inc.*	389
95	Total System Services, Inc.	1,450
3	Travelzoo, Inc.*	36
37	Trident Microsystems, Inc.*	89
70	Trimble Navigation Ltd.*	1,782
86	TriQuint Semiconductor, Inc.*	630
25	TTM Technologies, Inc.*	253
18	Tyler Technologies, Inc.*	274
14	Ultimate Software Group, Inc.*	369
14	Ultratech, Inc.*	152
8	Unica Corp.*	57
217	Unisys Corp.*	529
49	United Online, Inc.	343
17	Universal Display Corp.*	185
66	Utstarcom, Inc.*	108
51	Valueclick, Inc.*	523
43	Varian Semiconductor Equipment Associates, Inc.*	1,314
16	VASCO Data Security International, Inc.*	139
19	Veeco Instruments, Inc.*	408
42	VeriFone Holdings, Inc.*	485
113	VeriSign, Inc.*	2,394
15	Viasat, Inc.*	363
9	Virage Logic Corp.*	43
8	Virtusa Corp.*	80
263	Visa, Inc., Class A	18,699
109	Vishay Intertechnology, Inc.*	880
25	VistaPrint N.V.*	1,036
30	VMware, Inc., Class A*	1,063
10	Vocus, Inc.*	169
13	Volterra Semiconductor Corp.*	230
15	Web.com Group, Inc.*	82
5	WebMD Health Corp., Class A*	164
26	Websense, Inc.*	394
131	Western Digital Corp.*	4,491
411	Western Union Co. (The)	7,414
13	White Electronic Designs Corp.*	54
22	Wright Express Corp.*	693
507	Xerox Corp.	4,386
161	Xilinx, Inc.	3,581
15	X-Rite, Inc.*	30
696	Yahoo!, Inc.*	10,169
35	Zebra Technologies Corp., Class A*	875
37	Zix Corp.*	67
30	Zoran Corp.*	331
9	Zygo Corp.*	60
		1,174,998
	Materials - 3.4%

14	A. Schulman, Inc.	281
10	A.M. Castle & Co.	110
3	AEP Industries, Inc.*	115
123	Air Products & Chemicals, Inc.	9,229
48	Airgas, Inc.	2,232
64	AK Steel Holding Corp.	1,301
54	Albemarle Corp.	1,740
571	Alcoa, Inc.	6,881
57	Allegheny Technologies, Inc.	1,731
27	Allied Nevada Gold Corp.*	218
14	AMCOL International Corp.	310
11	American Vanguard Corp.	96
40	Aptargroup, Inc.	1,375
15	Arch Chemicals, Inc.	438
43	Ashland, Inc.	1,577
11	Balchem Corp.	274
55	Ball Corp.	2,665

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
63	Bemis Co., Inc.	$1,675
17	Boise, Inc.*	74
12	Brush Engineered Materials, Inc.*	266
23	Buckeye Technologies, Inc.*	232
4	Bway Holding Co.*	62
38	Cabot Corp.	752
32	Calgon Carbon Corp.*	458
26	Carpenter Technology Corp.	554
84	Celanese Corp., Class A	2,140
27	Century Aluminum Co.*	276
28	CF Industries Holdings, Inc.	2,287
6	China Green Agriculture, Inc.*	74
18	China Precision Steel, Inc.*	45
7	Clearwater Paper Corp.*	323
77	Cliffs Natural Resources, Inc.	1,949
44	Coeur d’Alene Mines Corp.*	666
66	Commercial Metals Co.	1,117
19	Compass Minerals International, Inc.	1,010
94	Crown Holdings, Inc.*	2,334
28	Cytec Industries, Inc.	809
6	Deltic Timber Corp.	307
24	Domtar Corp.*	850
652	Dow Chemical Co. (The)	13,881
529	E.I. du Pont de Nemours & Co.	16,891
26	Eagle Materials, Inc.	685
43	Eastman Chemical Co.	2,243
139	Ecolab, Inc.	5,878
26	Ferro Corp.	205
43	FMC Corp.	2,051
241	Freeport-McMoRan Copper & Gold, Inc.	15,178
37	General Moly, Inc.*	101
10	General Steel Holdings, Inc.*	38
5	GenTek, Inc.*	137
27	Glatfelter	282
65	Graphic Packaging Holding Co.*	138
19	Greif, Inc., Class A	941
28	H.B. Fuller Co.	553
5	Hawkins, Inc.	106
7	Haynes International, Inc.*	190
30	Headwaters, Inc.*	115
128	Hecla Mining Co.*	381
21	Horsehead Holding Corp.*	235
95	Huntsman Corp.	816
16	ICO, Inc.*	66
10	Innophos Holdings, Inc.	191
14	Innospec, Inc.	192
46	International Flavors & Fragrances, Inc.	1,639
253	International Paper Co.	5,806
24	Intrepid Potash, Inc.*	564
9	Kaiser Aluminum Corp.	291
12	KapStone Paper and Packaging Corp.*	82
12	Koppers Holdings, Inc.	328
15	Landec Corp.*	92
61	Louisiana-Pacific Corp.*	459
10	LSB Industries, Inc.*	154
40	Lubrizol Corp.	2,549
26	Martin Marietta Materials, Inc.	2,277
100	MeadWestvaco Corp.	2,195
11	Minerals Technologies, Inc.	493
320	Monsanto Co.	26,842
93	Mosaic Co. (The)	4,508
18	Myers Industries, Inc.	185
81	Nalco Holding Co.	1,450
9	Neenah Paper, Inc.	102
6	NewMarket Corp.	499
280	Newmont Mining Corp.	11,253
4	NL Industries, Inc.	27
184	Nucor Corp.	8,195
46	Olin Corp.	770
5	Olympic Steel, Inc.	135
18	OM Group, Inc.*	490
26	Omnova Solutions, Inc.*	123
99	Owens-Illinois, Inc.*	3,360
60	Packaging Corp. of America	1,222
77	Pactiv Corp.*	1,914
37	Paramount Gold and Silver Corp.*	44
54	PolyOne Corp.*	275
96	PPG Industries, Inc.	5,318
180	Praxair, Inc.	13,792
6	Quaker Chemical Corp.	124
37	Reliance Steel & Aluminum Co.	1,367
22	Rock-Tenn Co., Class A	1,128
29	Rockwood Holdings, Inc.*	591
21	Royal Gold, Inc.	833
75	RPM International, Inc.	1,221
14	RTI International Metals, Inc.*	269
13	Schnitzer Steel Industries, Inc., Class A	702
9	Schweitzer-Mauduit International, Inc.	443
26	Scotts Miracle-Gro Co. (The), Class A	1,058
93	Sealed Air Corp.	1,759
29	Sensient Technologies Corp.	756
16	ShengdaTech, Inc.*	95
72	Sigma-Aldrich Corp.	3,658
16	Silgan Holdings, Inc.	778
70	Solutia, Inc.*	856
58	Sonoco Products Co.	1,505
103	Southern Copper Corp.	2,911
18	Spartech Corp.	208
126	Steel Dynamics, Inc.	2,085
4	Stepan Co.	216
24	Stillwater Mining Co.*	154
4	Sutor Technology Group Ltd.*	13
62	Temple-Inland, Inc.	1,048
58	Terra Industries, Inc.	1,804
14	Texas Industries, Inc.	557
50	Titanium Metals Corp.	411
19	U.S. Concrete, Inc.*	29
47	U.S. Gold Corp.*	131
1	United States Lime & Minerals, Inc.*	37
84	United States Steel Corp.	3,678
4	Universal Stainless & Alloy*	72
3	Valhi, Inc.	27
59	Valspar Corp.	1,580
73	Vulcan Materials Co.	3,653
31	Walter Energy, Inc.	1,609
25	Wausau Paper Corp.	242
11	Westlake Chemical Corp.	264
124	Weyerhaeuser Co.	4,636
35	Worthington Industries, Inc.	461
42	WR Grace & Co.*	703
13	Zep, Inc.	208
16	Zoltek Cos., Inc.*	149
		251,789
	Telecommunication Services - 2.5%

4	AboveNet Inc.*	366
26	Alaska Communications Systems Group, Inc.	207
233	American Tower Corp., Class A*	7,374
3,457	AT&T, Inc.	90,055
5	Atlantic Tele-Network, Inc.	239
14	Cbeyond, Inc.*	201
50	Centennial Communications Corp.*	378

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
174	CenturyTel, Inc.	$5,608
126	Cincinnati Bell, Inc.*	420
38	Clearwire Corp., Class A*	291
26	Cogent Communications Group, Inc.*	251
14	Consolidated Communications Holdings, Inc.	197
170	Crown Castle International Corp.*	4,566
8	D&E Communications, Inc.	83
52	Fairpoint Communications, Inc.	42
3	Fibernet Telecom Group, Inc.*	34
183	Frontier Communications Corp.	1,301
25	General Communication, Inc., Class A*	167
17	Global Crossing Ltd.*	191
8	HickoryTech Corp.	70
16	Ibasis, Inc.*	36
16	inContact, Inc.*	49
19	Iowa Telecommunications Services, Inc.	217
10	iPCS, Inc.*	158
35	Leap Wireless International, Inc.*	577
954	Level 3 Communications, Inc.*	1,145
148	MetroPCS Communications, Inc.*	1,178
19	Neutral Tandem, Inc.*	475
97	NII Holdings, Inc.*	2,300
18	NTELOS Holdings Corp.	292
72	PAETEC Holding Corp.*	202
36	Premiere Global Services, Inc.*	337
863	Qwest Communications International, Inc.	3,098
68	SBA Communications Corp., Class A*	1,639
14	Shenandoah Telecommunications Co.	242
1,639	Sprint Nextel Corp.*	5,999
8	SureWest Communications*	101
40	Syniverse Holdings, Inc.*	715
53	Telephone & Data Systems, Inc.	1,398
87	tw telecom, inc.*	996
9	United States Cellular Corp.*	329
13	USA Mobility, Inc.	165
1,664	Verizon Communications, Inc.	51,651
22	Virgin Mobile USA, Inc., Class A*	104
256	Windstream Corp.	2,194
		187,638
	Utilities - 3.4%

391	AES Corp. (The)*	5,345
45	AGL Resources, Inc.	1,512
99	Allegheny Energy, Inc.	2,615
17	Allete, Inc.	575
65	Alliant Energy Corp.	1,712
125	Ameren Corp.	3,371
279	American Electric Power Co., Inc.	8,769
11	American States Water Co.	363
37	American Water Works Co., Inc.	744
79	Aqua America, Inc.	1,331
4	Artesian Resources Corp., Class A	71
54	Atmos Energy Corp.	1,471
32	Avista Corp.	625
23	Black Hills Corp.	588
7	Cadiz, Inc.*	85
12	California Water Service Group	447
196	Calpine Corp.*	2,305
205	Centerpoint Energy, Inc.	2,542
7	Central Vermont Public Service Corp.	128
9	CH Energy Group, Inc.	412
4	Chesapeake Utilities Corp.	123
35	Cleco Corp.	855
133	CMS Energy Corp.	1,783
5	Connecticut Water Service, Inc.	111
161	Consolidated Edison, Inc.	6,471
9	Consolidated Water Co., Inc.	166
107	Constellation Energy Group, Inc.	3,386
346	Dominion Resources, Inc.	11,446
68	DPL, Inc.	1,684
96	DTE Energy Co.	3,339
754	Duke Energy Corp.	11,679
292	Dynegy, Inc., Class A*	555
191	Edison International	6,381
26	El Paso Electric Co.*	440
20	Empire District Electric Co. (The)	363
42	Energen Corp.	1,764
115	Entergy Corp.	9,085
77	EQT Corp.	3,055
386	Exelon Corp.	19,308
179	FirstEnergy Corp.	8,078
4	Florida Public Utilities Co.	50
241	FPL Group, Inc.	13,539
79	Great Plains Energy, Inc.	1,384
54	Hawaiian Electric Industries, Inc.	940
28	IDACORP, Inc.	797
45	Integrys Energy Group, Inc.	1,545
29	ITC Holdings Corp.	1,351
13	Laclede Group, Inc. (The)	423
108	MDU Resources Group, Inc.	2,096
14	MGE Energy, Inc.	496
8	Middlesex Water Co.	122
84	Mirant Corp.*	1,415
41	National Fuel Gas Co.	1,832
25	New Jersey Resources Corp.	919
26	Nicor, Inc.	942
161	NiSource, Inc.	2,127
103	Northeast Utilities	2,450
16	Northwest Natural Gas Co.	674
21	NorthWestern Corp.	504
155	NRG Energy, Inc.*	4,162
63	NSTAR	1,993
137	NV Energy, Inc.	1,652
56	OGE Energy Corp.	1,752
62	Oneok, Inc.	2,101
11	Ormat Technologies, Inc.	397
2	Pennichuck Corp.	48
129	Pepco Holdings, Inc.	1,849
216	PG&E Corp.	8,767
43	Piedmont Natural Gas Co., Inc.	1,033
59	Pinnacle West Capital Corp.	1,942
51	PNM Resources, Inc.	596
44	Portland General Electric Co.	859
220	PPL Corp.	6,468
163	Progress Energy, Inc.	6,443
296	Public Service Enterprise Group, Inc.	9,374
102	Questar Corp.	3,443
205	RRI Energy, Inc.*	1,218
71	SCANA Corp.	2,462
143	Sempra Energy	7,174
8	SJW Corp.	177
17	South Jersey Industries, Inc.	589
458	Southern Co.	14,290
26	Southwest Gas Corp.	633
14	Southwest Water Co.	63
125	TECO Energy, Inc.	1,665
36	U.S. Geothermal, Inc.*	51
63	UGI Corp.	1,607
17	UIL Holdings Corp.	441
21	Unisource Energy Corp.	614
6	Unitil Corp.	131
47	Vectren Corp.	1,088

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
64	Westar Energy, Inc.	$1,313
29	WGL Holdings, Inc.	957
69	Wisconsin Energy Corp.	3,137
267	Xcel Energy, Inc.	5,273
7	York Water Co.	112
		254,563
	Total Common Stocks (Cost $5,933,183)	6,415,706

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
$4,597	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $4,597)	4,597

	Repurchase Agreements (a) - 10.2%
45,970	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $45,970(b)	45,970
42,812	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $42,812(c)	42,812
68,954	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $68,956(d)	68,954
68,954	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $68,956(e)	68,954
31,503	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $31,503(f)	31,503
91,939	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $91,942(g)	91,939
22,985	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $22,985(h)	22,985
91,939	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $91,940(i)	91,939
27,582	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $27,582(j)	27,582
11,492	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $11,492(k)	11,492
183,879	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $183,880(l)	183,879
69,478	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $69,478(m)	69,478
	Total Repurchase Agreements (Cost $757,487)	757,487
	Total Investment Securities (Cost $6,695,267) — 96.8%	7,177,790
	Other assets less liabilities — 3.2%	237,893
	Net Assets — 100.0%	$7,415,683

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $48,812.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $46,889. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $43,668. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $70,333. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $70,333. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $32,133. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $93,778. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $23,445. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $93,778. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $28,134. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $11,722. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $187,557. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $70,868. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$522,703
Aggregate gross unrealized depreciation	(40,185)
Net unrealized appreciation	$482,518
Federal income tax cost of investments	$6,695,272

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$2,669,800	$277,515

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	4,004,069	(26,020)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	1,716,218	(18,681)

		$232,814

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$6,415,706	$—	$6,415,706
U.S. Government & Agency Security	—	4,597	4,597
Repurchase Agreements	—	757,487	757,487
Total Investment Securities	6,415,706	762,084	7,177,790
Other Financial Instruments*:
Swap Agreements	—	232,814	232,814
Total Other Financial Instruments	—	232,814	232,814
Total Investments	$6,415,706	$994,898	$7,410,604

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 71.2%
	Consumer Discretionary - 11.3%

5,613	99 Cents Only Stores*	$76,168
6,426	Aaron’s, Inc.	167,719
11,378	Advance Auto Parts, Inc.	481,289
8,024	Aeropostale, Inc.*	314,140
24,717	American Eagle Outfitters, Inc.	333,680
4,721	American Greetings Corp., Class A	65,575
7,013	AnnTaylor Stores Corp.*	98,743
4,419	Barnes & Noble, Inc.	91,429
724	Blyth, Inc.	32,942
3,676	Bob Evans Farms, Inc.	98,774
13,956	BorgWarner, Inc.	414,075
6,702	Boyd Gaming Corp.*	68,897
12,231	Brinker International, Inc.	178,083
4,879	Brink’s Home Security Holdings, Inc.*	152,566
7,720	Callaway Golf Co.	54,580
8,359	Career Education Corp.*	198,526
26,395	Carmax, Inc.*	456,897
7,196	Cheesecake Factory, Inc. (The)*	132,191
21,231	Chico’s FAS, Inc.*	270,271
3,814	Chipotle Mexican Grill, Inc., Class A*	319,918
5,689	Coldwater Creek, Inc.*	42,326
7,676	Collective Brands, Inc.*	121,588
10,420	Corinthian Colleges, Inc.*	199,751
10,233	Dick’s Sporting Goods, Inc.*	229,322
10,766	Dollar Tree, Inc.*	537,654
8,929	DreamWorks Animation SKG, Inc., Class A*	301,443
18,557	Foot Locker, Inc.	197,818
5,346	Fossil, Inc.*	135,682
16,488	Gentex Corp.	240,560
7,050	Guess?, Inc.	247,032
11,342	Hanesbrands, Inc.*	238,863
4,568	Harte-Hanks, Inc.	59,567
3,325	International Speedway Corp., Class A	92,468
3,718	ITT Educational Services, Inc.*	390,353
6,217	J. Crew Group, Inc.*	211,938
5,091	John Wiley & Sons, Inc., Class A	163,268
9,113	Lamar Advertising Co., Class A*	208,597
4,244	Life Time Fitness, Inc.*	132,073
16,791	LKQ Corp.*	291,492
5,826	Marvel Entertainment, Inc.*	281,804
3,645	Matthews International Corp., Class A	126,992
4,427	MDC Holdings, Inc.	165,835
6,722	Mohawk Industries, Inc.*	336,907
4,906	NetFlix, Inc.*	214,196
693	NVR, Inc.*	467,948
3,726	Panera Bread Co., Class A*	194,534
15,094	PetSmart, Inc.	315,616
6,167	Phillips-Van Heusen Corp.	232,989
4,989	priceline.com, Inc.*	768,206
6,631	Regis Corp.	107,290
7,907	Rent-A-Center, Inc.*	156,005
15,181	Ross Stores, Inc.	708,042
5,155	Ryland Group, Inc.	118,153
17,291	Saks, Inc.*	105,475
3,051	Scholastic Corp.	74,322
7,751	Scientific Games Corp., Class A*	119,520
30,054	Service Corp. International	212,782
8,022	Sotheby’s	127,229
1,678	Strayer Education, Inc.	354,226
4,249	Thor Industries, Inc.	110,686
5,446	Timberland Co. (The), Class A*	70,580
15,818	Toll Brothers, Inc.*	359,701
7,499	Tupperware Brands Corp.	277,388
4,394	Under Armour, Inc., Class A*	104,885
13,694	Urban Outfitters, Inc.*	389,320
5,484	Warnaco Group, Inc. (The)*	208,666
50,058	Wendy’s/Arby’s Group, Inc., Class A	252,292
10,379	Williams-Sonoma, Inc.	198,550
5,854	WMS Industries, Inc.*	247,800
		15,456,197
	Consumer Staples - 2.7%

10,225	Alberto-Culver Co.	269,838
6,647	BJ’s Wholesale Club, Inc.*	216,692
8,410	Church & Dwight Co., Inc.	480,463
8,932	Corn Products International, Inc.	264,923
8,298	Energizer Holdings, Inc.*	542,938
9,404	Flowers Foods, Inc.	223,533
8,678	Hansen Natural Corp.*	283,423
2,379	Lancaster Colony Corp.	119,569
6,594	NBTY, Inc.*	244,374
6,708	PepsiAmericas, Inc.	187,690
6,775	Ralcorp Holdings, Inc.*	424,996
4,706	Ruddick Corp.	124,991
14,231	Smithfield Foods, Inc.*	174,614
3,177	Tootsie Roll Industries, Inc.	75,136
2,994	Universal Corp.	110,419
		3,743,599
	Energy - 4.4%

19,330	Arch Coal, Inc.	334,796
4,463	Bill Barrett Corp.*	130,498
9,976	Cimarex Energy Co.	389,463
5,564	Comstock Resources, Inc.*	196,576
6,320	Encore Acquisition Co.*	238,201
7,478	Exterran Holdings, Inc.*	134,828
13,340	Forest Oil Corp.*	209,705
12,548	Frontier Oil Corp.	160,991
12,379	Helix Energy Solutions Group, Inc.*	144,834
12,628	Helmerich & Payne, Inc.	422,533
12,016	Mariner Energy, Inc.*	145,754
15,883	Newfield Exploration Co.*	614,513
6,553	Oceaneering International, Inc.*	341,870
2,863	Overseas Shipholding Group, Inc.	101,264
8,848	Patriot Coal Corp.*	78,393
18,369	Patterson-UTI Energy, Inc.	244,124
16,396	Plains Exploration & Production Co.*	430,395
20,788	Pride International, Inc.*	535,915
13,562	Quicksilver Resources, Inc.*	146,741
3	Seahawk Drilling, Inc.*	64
14,856	Southern Union Co.	294,743
9,359	Superior Energy Services, Inc.*	170,615
6,192	Tidewater, Inc.	267,309
5,693	Unit Corp.*	212,975
		5,947,100
	Financials - 13.3%

4,943	Affiliated Managers Group, Inc.*	322,926
4,715	Alexandria Real Estate Equities, Inc. (REIT)	262,673
17,511	AMB Property Corp. (REIT)	399,776
9,010	American Financial Group, Inc./OH	231,106
15,907	AmeriCredit Corp.*	274,555
19,189	Apollo Investment Corp.	177,690

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,000	Arthur J. Gallagher & Co.	$285,240
15,313	Associated Banc-Corp	158,796
9,764	Astoria Financial Corp.	100,569
8,683	BancorpSouth, Inc.	199,709
5,726	Bank of Hawaii Corp.	225,891
6,137	BRE Properties, Inc. (REIT)	173,493
13,900	Brown & Brown, Inc.	276,193
7,677	Camden Property Trust (REIT)	281,746
5,933	Cathay General Bancorp	54,821
5,135	City National Corp./CA	202,832
7,954	Commerce Bancshares, Inc./MO	292,150
6,871	Corporate Office Properties Trust (REIT)	253,265
5,321	Cousins Properties, Inc. (REIT)	44,111
7,118	Cullen/Frost Bankers, Inc.	350,775
26,806	Duke Realty Corp. (REIT)	308,805
14,001	Eaton Vance Corp.	400,009
4,444	Equity One, Inc. (REIT)	69,993
3,288	Essex Property Trust, Inc. (REIT)	245,318
7,368	Everest Re Group Ltd.	621,196
7,079	Federal Realty Investment Trust (REIT)	441,517
28,123	Fidelity National Financial, Inc., Class A	422,407
11,165	First American Corp.	351,921
17,935	First Niagara Financial Group, Inc.	234,590
9,815	FirstMerit Corp.	176,376
21,030	Fulton Financial Corp.	154,360
6,124	Hanover Insurance Group, Inc. (The)	250,410
13,437	HCC Insurance Holdings, Inc.	355,274
8,484	Highwoods Properties, Inc. (REIT)	249,175
4,691	Horace Mann Educators Corp.	57,465
14,311	Hospitality Properties Trust (REIT)	260,746
6,080	International Bancshares Corp.	93,875
15,162	Jefferies Group, Inc.*	358,733
4,941	Jones Lang LaSalle, Inc.	231,634
13,373	Liberty Property Trust (REIT)	438,233
9,477	Macerich Co. (The) (REIT)	271,611
9,369	Mack-Cali Realty Corp. (REIT)	300,089
4,264	Mercury General Corp.	158,408
12,287	Nationwide Health Properties, Inc. (REIT)	391,710
41,343	New York Community Bancorp, Inc.	439,890
12,789	NewAlliance Bancshares, Inc.	150,399
28,810	Old Republic International Corp.	343,127
9,869	Omega Healthcare Investors, Inc. (REIT)	166,885
2,939	PacWest Bancorp	57,928
4,760	Potlatch Corp. (REIT)	138,516
10,249	Protective Life Corp.	220,866
11,791	Raymond James Financial, Inc.	268,245
9,460	Rayonier, Inc. (REIT)	406,307
12,494	Realty Income Corp. (REIT)	319,222
9,584	Regency Centers Corp. (REIT)	321,543
8,714	Reinsurance Group of America, Inc.	375,138
16,003	SEI Investments Co.	295,095
9,200	SL Green Realty Corp. (REIT)	324,668
5,871	StanCorp Financial Group, Inc.	222,217
3,950	SVB Financial Group*	157,013
33,633	Synovus Financial Corp.	124,442
13,501	TCF Financial Corp.	185,774
5,841	Trustmark Corp.	111,154
18,020	UDR, Inc. (REIT)	230,476
5,908	Unitrin, Inc.	111,838
16,982	Valley National Bancorp	198,010
16,477	W. R. Berkley Corp.	420,987
10,307	Waddell & Reed Financial, Inc., Class A	273,445
10,545	Washington Federal, Inc.	156,488
7,679	Webster Financial Corp.	100,365
12,749	Weingarten Realty Investors (REIT)	253,195
3,496	Westamerica Bancorporation	179,799
8,300	Wilmington Trust Corp.	116,449
		18,081,653
	Health Care - 8.7%

8,466	Affymetrix, Inc.*	65,357
8,205	Beckman Coulter, Inc.	555,643
2,295	Bio-Rad Laboratories, Inc., Class A*	197,967
8,103	Cerner Corp.*	500,036
7,916	Charles River Laboratories International, Inc.*	273,023
11,076	Community Health Systems, Inc.*	340,809
7,655	Covance, Inc.*	406,480
6,707	Edwards Lifesciences Corp.*	415,029
14,031	Endo Pharmaceuticals Holdings, Inc.*	316,680
6,237	Gen-Probe, Inc.*	240,436
29,535	Health Management Associates, Inc., Class A*	204,087
12,438	Health Net, Inc.*	190,550
10,800	Henry Schein, Inc.*	572,184
7,495	Hill-Rom Holdings, Inc.	153,573
30,725	Hologic, Inc.*	505,426
7,068	Idexx Laboratories, Inc.*	358,772
8,436	Immucor, Inc.*	152,607
3,597	Kindred Healthcare, Inc.*	51,365
6,612	Kinetic Concepts, Inc.*	211,253
6,509	LifePoint Hospitals, Inc.*	163,571
8,238	Lincare Holdings, Inc.*	217,401
5,785	Masimo Corp.*	145,319
6,805	Medicis Pharmaceutical Corp., Class A	125,688
4,032	Mettler-Toledo International, Inc.*	352,397
12,483	Omnicare, Inc.	285,736
6,942	OSI Pharmaceuticals, Inc.*	232,002
4,988	Owens & Minor, Inc.	220,719
9,299	Perrigo Co.	274,506
14,121	Pharmaceutical Product Development, Inc.	283,973
6,735	Psychiatric Solutions, Inc.*	180,431
9,025	ResMed, Inc.*	414,338
13,091	Sepracor, Inc.*	237,602
7,001	STERIS Corp.	203,169
4,460	Techne Corp.	275,048
4,760	Teleflex, Inc.	215,628
6,762	Thoratec Corp.*	177,435
2,788	United Therapeutics Corp.*	255,130
5,881	Universal Health Services, Inc., Class B	345,568
9,843	Valeant Pharmaceuticals International*	254,835
3,452	Varian, Inc.*	176,811
10,145	VCA Antech, Inc.*	251,089
20,734	Vertex Pharmaceuticals, Inc.*	775,659
5,057	WellCare Health Plans, Inc.*	122,733
		11,898,065
	Industrials - 10.3%

10,980	Aecom Technology Corp.*	300,962
11,070	AGCO Corp.*	345,827

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14,364	Airtran Holdings, Inc.*	$95,521
4,358	Alaska Air Group, Inc.*	109,952
4,913	Alexander & Baldwin, Inc.	141,003
3,926	Alliant Techsystems, Inc.*	303,401
12,865	AMETEK, Inc.	404,990
12,100	BE Aerospace, Inc.*	207,273
4,849	Brink’s Co. (The)	127,771
8,999	Bucyrus International, Inc.	268,620
7,336	Carlisle Cos., Inc.	242,015
2,619	Clean Harbors, Inc.*	154,573
5,868	Con-way, Inc.	245,048
7,657	Copart, Inc.*	270,598
4,082	Corporate Executive Board Co. (The)	98,172
13,792	Corrections Corp. of America*	273,633
5,669	Crane Co.	133,052
6,121	Deluxe Corp.	102,282
9,243	Donaldson Co., Inc.	347,260
4,671	Dycom Industries, Inc.*	52,409
5,832	Federal Signal Corp.	41,699
6,148	FTI Consulting, Inc.*	267,684
5,653	GATX Corp.	155,062
7,172	Graco, Inc.	180,089
3,983	Granite Construction, Inc.	127,854
9,616	Harsco Corp.	299,923
6,442	Herman Miller, Inc.	104,489
5,375	HNI Corp.	115,455
6,754	Hubbell, Inc., Class B	259,826
9,664	IDEX Corp.	255,516
9,816	J.B. Hunt Transport Services, Inc.	275,143
24,372	JetBlue Airways Corp.*	141,601
12,241	Joy Global, Inc.	475,563
10,968	Kansas City Southern*	262,135
19,218	KBR, Inc.	435,288
3,293	Kelly Services, Inc., Class A	37,804
9,603	Kennametal, Inc.	211,746
5,356	Korn/Ferry International*	74,074
6,148	Landstar System, Inc.	214,381
5,641	Lennox International, Inc.	202,399
5,092	Lincoln Electric Holdings, Inc.	231,788
9,382	Manpower, Inc.	485,049
3,572	Mine Safety Appliances Co.	95,480
11,075	MPS Group, Inc.*	109,200
5,373	MSC Industrial Direct Co., Class A	212,287
5,773	Navigant Consulting, Inc.*	72,682
4,023	Nordson Corp.	215,552
10,473	Oshkosh Corp.	351,893
11,770	Pentair, Inc.	333,444
4,905	Rollins, Inc.	87,554
10,844	Roper Industries, Inc.	513,789
10,007	Shaw Group, Inc. (The)*	293,505
5,869	SPX Corp.	326,786
12,893	Terex Corp.*	212,477
6,325	Thomas & Betts Corp.*	175,139
10,202	Timken Co.	215,364
9,413	Trinity Industries, Inc.	148,725
7,201	United Rentals, Inc.*	66,177
9,964	URS Corp.*	430,744
2,104	Valmont Industries, Inc.	173,222
9,589	Waste Connections, Inc.*	262,259
5,106	Watson Wyatt Worldwide, Inc., Class A	223,132
5,143	Werner Enterprises, Inc.	89,900
5,720	Westinghouse Air Brake Technologies Corp.	214,214
6,580	Woodward Governor Co.	138,114
		14,040,569
	Information Technology - 10.6%

46,405	3Com Corp.*	201,862
4,195	ACI Worldwide, Inc.*	56,884
8,195	Acxiom Corp.*	74,738
11,570	ADC Telecommunications, Inc.*	98,461
6,572	Adtran, Inc.	149,447
1,873	Advent Software, Inc.*	72,466
6,365	Alliance Data Systems Corp.*	353,639
10,496	ANSYS, Inc.*	368,830
14,322	Arrow Electronics, Inc.*	395,860
53,990	Atmel Corp.*	222,979
18,091	Avnet, Inc.*	482,125
5,306	Avocent Corp.*	86,594
16,800	Broadridge Financial Solutions, Inc.	349,776
31,559	Cadence Design Systems, Inc.*	197,875
11,210	CommScope, Inc.*	302,222
10,652	Cree, Inc.*	392,420
7,934	Diebold, Inc.	239,369
4,572	Digital River, Inc.*	161,483
4,882	DST Systems, Inc.*	223,644
4,523	Equinix, Inc.*	381,108
9,408	F5 Networks, Inc.*	324,482
5,002	Factset Research Systems, Inc.	275,310
5,851	Fair Isaac Corp.	130,477
14,831	Fairchild Semiconductor International, Inc.*	149,200
7,118	Gartner, Inc.*	118,586
9,628	Global Payments, Inc.	408,612
9,994	Hewitt Associates, Inc., Class A*	359,984
3,630	Imation Corp.	31,218
10,436	Informatica Corp.*	187,118
19,387	Ingram Micro, Inc., Class A*	324,926
19,797	Integrated Device Technology, Inc.*	135,214
8,595	International Rectifier Corp.*	161,328
14,638	Intersil Corp., Class A	216,642
4,784	Itron, Inc.*	262,115
10,035	Jack Henry & Associates, Inc.	233,916
15,138	Lam Research Corp.*	464,737
10,071	Lender Processing Services, Inc.	345,234
2,515	Mantech International Corp., Class A*	132,893
11,278	Mentor Graphics Corp.*	99,585
10,785	Metavante Technologies, Inc.*	339,835
9,629	Micros Systems, Inc.*	268,360
6,702	National Instruments Corp.	171,772
18,995	NCR Corp.*	253,203
8,656	NeuStar, Inc., Class A*	200,646
16,508	Palm, Inc.*	220,052
13,878	Parametric Technology Corp.*	184,577
5,855	Plantronics, Inc.	139,876
10,040	Polycom, Inc.*	236,844
7,356	Quest Software, Inc.*	121,300
31,836	RF Micro Devices, Inc.*	149,629
9,811	Rovi Corp.*	298,647
24,416	SAIC, Inc.*	451,452
7,309	Semtech Corp.*	133,535
5,352	Silicon Laboratories, Inc.*	241,054
5,052	SRA International, Inc., Class A*	100,383
9,959	Sybase, Inc.*	347,071
17,261	Synopsys, Inc.*	366,451
6,016	Tech Data Corp.*	229,210
14,315	Trimble Navigation Ltd.*	364,460
10,416	Valueclick, Inc.*	106,764
22,343	Vishay Intertechnology, Inc.*	180,308
7,114	Zebra Technologies Corp., Class A*	177,779
		14,456,567

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Materials - 5.0%

9,780	Airgas, Inc.	$454,770
10,952	Albemarle Corp.	352,983
8,112	Aptargroup, Inc.	278,891
7,993	Ashland, Inc.	293,183
7,833	Cabot Corp.	155,015
5,276	Carpenter Technology Corp.	112,432
15,686	Cliffs Natural Resources, Inc.	397,013
13,475	Commercial Metals Co.	228,132
5,653	Cytec Industries, Inc.	163,315
4,100	Greif, Inc., Class A	203,114
10,933	Louisiana-Pacific Corp.*	82,325
8,077	Lubrizol Corp.	514,666
5,332	Martin Marietta Materials, Inc.	466,977
2,243	Minerals Technologies, Inc.	100,576
9,332	Olin Corp.	156,218
12,273	Packaging Corp. of America	249,878
7,642	Reliance Steel & Aluminum Co.	282,295
15,380	RPM International, Inc.	250,386
5,270	Scotts Miracle-Gro Co. (The), Class A	214,436
5,834	Sensient Technologies Corp.	152,092
11,952	Sonoco Products Co.	310,035
22,405	Steel Dynamics, Inc.	370,803
12,755	Temple-Inland, Inc.	215,687
11,941	Terra Industries, Inc.	371,485
12,008	Valspar Corp.	321,574
7,186	Worthington Industries, Inc.	94,640
		6,792,921
	Telecommunication Services - 0.4%

25,730	Cincinnati Bell, Inc.*	85,681
6,231	Syniverse Holdings, Inc.*	111,348
12,044	Telephone & Data Systems, Inc.	317,600
		514,629
	Utilities - 4.5%

9,242	AGL Resources, Inc.	310,439
13,250	Alliant Energy Corp.	349,005
16,246	Aqua America, Inc.	273,745
4,647	Black Hills Corp.	118,870
7,234	Cleco Corp.	176,654
13,888	DPL, Inc.	344,006
8,588	Energen Corp.	360,610
16,174	Great Plains Energy, Inc.	283,368
10,962	Hawaiian Electric Industries, Inc.	190,739
5,646	IDACORP, Inc.	160,798
22,032	MDU Resources Group, Inc.	427,641
9,523	National Fuel Gas Co.	425,583
12,792	NSTAR	404,739
28,072	NV Energy, Inc.	338,548
11,502	OGE Energy Corp.	359,783
12,611	Oneok, Inc.	427,261
10,374	PNM Resources, Inc.	121,168
12,967	UGI Corp.	330,788
9,706	Vectren Corp.	224,694
13,015	Westar Energy, Inc.	267,068
6,005	WGL Holdings, Inc.	198,165
		6,093,672
	Total Common Stocks (Cost $65,408,550)	97,024,972

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
$134,223	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $134,223)	134,223

	Repurchase Agreements (a) - 16.2%
1,342,236	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,342,243(b)	1,342,236
1,250,034	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,250,041(c)	1,250,034
2,013,355	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $2,013,402(d)	2,013,355
2,013,355	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $2,013,410(e)	2,013,355
919,841	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $919,846(f)	919,841
2,684,473	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $2,684,551(g)	2,684,473
671,118	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $671,122(h)	671,118
2,684,473	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,684,489(i)	2,684,473
805,342	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $805,346(j)	805,342
335,559	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $335,561(k)	335,559
5,368,945	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $5,368,978(l)	5,368,945
2,028,623	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,028,634(m)	2,028,623
	Total Repurchase Agreements (Cost $22,117,354)	22,117,354
	Total Investment Securities (Cost $87,660,127) — 87.5%	119,276,549
	Other assets less liabilities — 12.5%	17,068,066
	Net Assets — 100.0%	$136,344,615

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $2,148,070, including $240,825 related to Lehman.  See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $1,369,081. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $1,275,039. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $2,053,629. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $2,053,628. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $938,241. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $2,738,169. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $684,542. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $2,738,167. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $821,454. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $342,272. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $5,476,325. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $2,069,199. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,681
Aggregate gross unrealized depreciation	(561,961)
Net unrealized depreciation	$(289,280)
Federal income tax cost of investments	$119,565,829

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	506	09/18/09	$33,041,800	$4,304,096

Cash collateral in the amount of $4,197,111 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	$31,517,774	$(413,634)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	29,255,713	(384,008)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	60,905,698	13,595,854

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	20,914,211	871,803

		$13,670,015

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$97,024,972	$—	$97,024,972
U.S. Government & Agency Security	—	134,223	134,223
Repurchase Agreements	—	22,117,354	22,117,354
Total Investment Securities	97,024,972	22,251,577	119,276,549
Other Financial Instruments*:
Futures Contracts	4,304,096	—	4,304,096
Swap Agreements	—	13,670,015	13,670,015
Total Other Financial Instruments	4,304,096	13,670,015	17,974,111
Total Investments	$101,329,068	$35,921,592	$137,250,660

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 83.8%
	Consumer Discretionary - 12.4%

2,528	American Public Education, Inc.*	$87,595
4,145	Arbitron, Inc.	75,936
1,870	Arctic Cat, Inc.	13,352
2,898	Audiovox Corp., Class A*	20,460
3,368	Big 5 Sporting Goods Corp.	51,429
2,271	Blue Nile, Inc.*	125,768
6,716	Brown Shoe Co., Inc.	50,370
13,804	Brunswick Corp.	128,239
3,685	Buckle, Inc. (The)	97,468
2,814	Buffalo Wild Wings, Inc.*	116,021
6,184	Cabela’s, Inc.*	99,253
3,767	California Pizza Kitchen, Inc.*	52,964
2,223	Capella Education Co.*	140,827
8,873	Carter’s, Inc.*	223,245
4,599	Cato Corp. (The), Class A	78,551
3,603	CEC Entertainment, Inc.*	96,380
3,286	Charlotte Russe Holding, Inc.*	57,144
3,784	Children’s Place Retail Stores, Inc. (The)*	114,769
5,613	Christopher & Banks Corp.	38,505
8,554	CKE Restaurants, Inc.	82,717
4,724	Coinstar, Inc.*	155,939
3,540	Cracker Barrel Old Country Store, Inc.	100,571
13,113	CROCS, Inc.*	83,268
2,054	Deckers Outdoor Corp.*	140,288
2,421	DineEquity, Inc.	51,035
7,055	Dress Barn, Inc.*	114,503
3,040	Drew Industries, Inc.*	62,563
4,580	E.W. Scripps Co. (The), Class A*	31,877
4,532	Ethan Allen Interiors, Inc.	70,427
8,593	Finish Line (The), Class A	70,892
6,267	Fred’s, Inc., Class A	81,972
3,005	Genesco, Inc.*	65,810
3,768	Group 1 Automotive, Inc.	106,145
4,560	Gymboree Corp.*	204,242
2,905	Haverty Furniture Cos., Inc.*	33,901
4,670	Helen of Troy Ltd.*	100,965
4,471	Hibbett Sports, Inc.*	78,556
9,677	Hillenbrand, Inc.	193,734
6,890	HOT Topic, Inc.*	47,954
6,173	HSN, Inc.*	64,199
10,838	Iconix Brand Group, Inc.*	186,197
6,175	Interval Leisure Group, Inc.*	64,776
8,936	Jack in the Box, Inc.*	182,205
4,372	Jakks Pacific, Inc.*	58,585
4,130	Jo-Ann Stores, Inc.*	112,832
2,864	JoS. A. Bank Clothiers, Inc.*	126,045
4,201	K-Swiss, Inc., Class A	40,498
1,946	Landry’s Restaurants, Inc.*	18,876
8,057	La-Z-Boy, Inc.	68,243
2,671	Lithia Motors, Inc., Class A	34,216
13,086	Live Nation, Inc.*	91,995
14,883	Liz Claiborne, Inc.	63,253
2,879	M/I Homes, Inc.*	45,546
3,010	Maidenform Brands, Inc.*	48,581
3,313	Marcus Corp.	41,479
2,897	MarineMax, Inc.*	20,424
8,154	Men’s Wearhouse, Inc. (The)	212,004
4,903	Meritage Homes Corp.*	109,876
2,194	Midas, Inc.*	19,834
1,791	Monarch Casino & Resort, Inc.*	17,964
2,832	Movado Group, Inc.	36,391
3,628	Multimedia Games, Inc.*	18,213
752	National Presto Industries, Inc.	62,995
3,497	Nautilus, Inc.*	6,015
4,805	NutriSystem, Inc.	68,375
3,358	O’Charleys, Inc.	25,689
11,942	OfficeMax, Inc.	135,064
2,136	Oxford Industries, Inc.	29,904
3,711	P.F. Chang’s China Bistro, Inc.*	118,418
3,369	Papa John’s International, Inc.*	78,599
1,776	Peet’s Coffee & Tea, Inc.*	46,727
6,709	PEP Boys-Manny Moe & Jack	59,911
1,652	Perry Ellis International, Inc.*	20,634
3,557	PetMed Express, Inc.	64,346
9,402	Pinnacle Entertainment, Inc.*	88,191
5,102	Polaris Industries, Inc.	192,396
7,570	Pool Corp.	180,317
1,117	Pre-Paid Legal Services, Inc.*	51,203
19,933	Quiksilver, Inc.*	56,211
2,700	RC2 Corp.*	42,390
2,430	Red Robin Gourmet Burgers, Inc.*	46,850
8,265	Ruby Tuesday, Inc.*	60,335
2,659	Russ Berrie & Co., Inc.*	15,263
3,143	Ruth’s Hospitality Group, Inc.*	12,446
8,393	Shuffle Master, Inc.*	63,619
5,213	Skechers U.S.A., Inc., Class A*	92,844
1,062	Skyline Corp.	25,031
4,400	Sonic Automotive, Inc., Class A	56,408
9,505	Sonic Corp.*	108,642
5,080	Spartan Motors, Inc.	27,584
5,935	Stage Stores, Inc.	79,232
2,016	Stamps.com, Inc.*	17,378
1,898	Standard Motor Products, Inc.	23,497
14,567	Standard Pacific Corp.*	52,878
4,503	Steak n Shake Co. (The)*	47,191
4,007	Stein Mart, Inc.*	49,527
2,979	Sturm Ruger & Co., Inc.	41,140
3,631	Superior Industries International, Inc.	51,633
7,980	Texas Roadhouse, Inc., Class A*	81,316
6,282	Ticketmaster Entertainment, Inc.*	61,312
4,943	Tractor Supply Co.*	232,618
2,976	True Religion Apparel, Inc.*	67,347
4,898	Tuesday Morning Corp.*	22,041
3,887	Tween Brands, Inc.*	29,541
2,240	Unifirst Corp.	89,354
2,132	Universal Electronics, Inc.*	40,124
3,178	Universal Technical Institute, Inc.*	63,973
2,478	Volcom, Inc.*	35,113
4,551	Winnebago Industries	55,067
7,698	Wolverine World Wide, Inc.	191,757
5,005	Zale Corp.*	32,432
3,208	Zumiez, Inc.*	40,549
		8,469,294
	Consumer Staples - 3.3%

13,926	Alliance One International, Inc.*	53,337
2,849	Andersons, Inc. (The)	93,732
1,584	Boston Beer Co., Inc., Class A*	62,964
1,972	Cal-Maine Foods, Inc.	56,301
7,955	Casey’s General Stores, Inc.	220,751
10,923	Central Garden and Pet Co., Class A*	120,153
3,043	Chattem, Inc.*	186,353
12,870	Darling International, Inc.*	90,219
2,579	Diamond Foods, Inc.	72,083
4,739	Great Atlantic & Pacific Tea Co.*	31,799
4,795	Green Mountain Coffee Roasters, Inc.*	288,611
6,368	Hain Celestial Group, Inc. (The)*	101,888
2,185	J&J Snack Foods Corp.	95,484
4,998	Lance, Inc.	121,201

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,444	Mannatech, Inc.	$9,532
2,006	Nash Finch Co.	54,443
2,736	Sanderson Farms, Inc.	113,818
3,477	Spartan Stores, Inc.	46,140
4,938	TreeHouse Foods, Inc.*	182,953
6,720	United Natural Foods, Inc.*	181,574
2,581	WD-40 Co.	69,635
		2,252,971
	Energy - 4.2%

8,739	Atwood Oceanics, Inc.*	248,887
3,567	Basic Energy Services, Inc.*	24,184
4,564	Bristow Group, Inc.*	133,269
3,022	CARBO Ceramics, Inc.	130,097
4,702	Dril-Quip, Inc.*	200,587
2,238	Gulf Island Fabrication, Inc.	33,503
6,429	Holly Corp.	146,838
3,616	Hornbeck Offshore Services, Inc.*	79,769
14,063	ION Geophysical Corp.*	35,861
2,326	Lufkin Industries, Inc.	102,925
4,092	Matrix Service Co.*	45,094
3,117	NATCO Group, Inc., Class A*	129,667
7,759	Oil States International, Inc.*	228,658
7,105	Penn Virginia Corp.	136,132
2,329	Petroleum Development Corp.*	31,884
8,125	Petroquest Energy, Inc.*	33,800
7,864	Pioneer Drilling Co.*	44,825
3,161	SEACOR Holdings, Inc.*	240,647
1,810	Seahawk Drilling, Inc.*	40,345
9,765	St. Mary Land & Exploration Co.	256,820
6,394	Stone Energy Corp.*	81,587
2,606	Superior Well Services, Inc.*	23,532
5,717	Swift Energy Co.*	116,455
11,778	Tetra Technologies, Inc.*	103,882
4,611	World Fuel Services Corp.	207,218
		2,856,466
	Financials - 15.9%

6,209	Acadia Realty Trust (REIT)	95,060
1,513	American Physicians Capital, Inc.	45,148
2,953	Amerisafe, Inc.*	50,437
7,336	Bank Mutual Corp.	64,483
1,955	Bank of the Ozarks, Inc.	48,758
15,210	BioMed Realty Trust, Inc. (REIT)	205,031
10,023	Boston Private Financial Holdings, Inc.	50,315
9,241	Brookline Bancorp, Inc.	96,476
4,397	Cascade Bancorp	5,892
4,623	Cash America International, Inc.	129,583
7,053	Cedar Shopping Centers, Inc. (REIT)	45,351
4,497	Central Pacific Financial Corp.	12,502
7,633	Colonial Properties Trust (REIT)	68,926
4,182	Columbia Banking System, Inc.	68,627
5,124	Community Bank System, Inc.	91,361
6,886	Delphi Financial Group, Inc., Class A	160,926
16,901	DiamondRock Hospitality Co. (REIT)	115,772
4,144	Dime Community Bancshares	46,413
14,334	East West Bancorp, Inc.	132,016
3,946	EastGroup Properties, Inc. (REIT)	148,527
3,874	eHealth, Inc.*	71,669
7,307	Employers Holdings, Inc.	108,436
5,471	Entertainment Properties Trust (REIT)	171,571
13,520	Extra Space Storage, Inc. (REIT)	133,848
4,051	Financial Federal Corp.	94,874
11,877	First Bancorp/Puerto Rico	37,888
4,030	First Cash Financial Services, Inc.*	75,724
11,715	First Commonwealth Financial Corp.	72,164
6,583	First Financial Bancorp	55,561
3,257	First Financial Bankshares, Inc.	162,329
7,612	First Midwest Bancorp, Inc./IL	78,099
5,619	Forestar Group, Inc.*	81,138
9,266	Franklin Street Properties Corp. (REIT)	131,670
7,377	Frontier Financial Corp.	5,680
9,629	Glacier Bancorp, Inc.	143,568
2,887	Greenhill & Co., Inc.	228,650
3,735	Hancock Holding Co.	143,088
5,824	Hanmi Financial Corp.*	8,794
9,281	Healthcare Realty Trust, Inc. (REIT)	200,934
2,084	Home Bancshares, Inc./AR	42,201
5,150	Home Properties, Inc. (REIT)	195,545
3,274	Independent Bank Corp./MA	75,859
3,122	Independent Bank Corp./MI	5,557
2,147	Infinity Property & Casualty Corp.	94,404
11,451	Inland Real Estate Corp. (REIT)	95,959
6,792	Investment Technology Group, Inc.*	167,355
6,753	Kilroy Realty Corp. (REIT)	187,126
9,853	Kite Realty Group Trust (REIT)	35,865
7,541	LaBranche & Co., Inc.*	29,108
9,922	LaSalle Hotel Properties (REIT)	164,209
13,400	Lexington Realty Trust (REIT)	62,444
3,627	LTC Properties, Inc. (REIT)	92,380
12,545	Medical Properties Trust, Inc. (REIT)	94,966
4,416	Mid-America Apartment Communities, Inc. (REIT)	193,332
3,495	Nara Bancorp, Inc.	30,581
6,440	National Financial Partners Corp.	50,554
14,950	National Penn Bancshares, Inc.	83,720
12,510	National Retail Properties, Inc. (REIT)	256,705
2,093	Navigators Group, Inc.*	108,627
5,361	NBT Bancorp, Inc.	121,159
10,394	Old National Bancorp/IN	110,592
6,428	optionsXpress Holdings, Inc.	106,962
3,386	Parkway Properties, Inc./MD (REIT)	61,287
6,770	Pennsylvania Real Estate Investment Trust (REIT)	44,885
4,972	Pinnacle Financial Partners, Inc.*	74,928
2,549	Piper Jaffray Cos.*	129,183
2,400	Portfolio Recovery Associates, Inc.*	105,408
6,941	Post Properties, Inc. (REIT)	118,275
3,381	Presidential Life Corp.	33,472
5,813	PrivateBancorp, Inc.	140,151
5,179	ProAssurance Corp.*	271,897
6,422	Prosperity Bancshares, Inc.	221,752
2,685	PS Business Parks, Inc. (REIT)	142,117
1,401	Rewards Network, Inc.*	18,493
2,807	RLI Corp.	148,799
3,681	S&T Bancorp, Inc.	50,982
2,468	Safety Insurance Group, Inc.	79,297
8,267	Selective Insurance Group, Inc.	140,704
18,853	Senior Housing Properties Trust (REIT)	378,191
6,247	Signature Bank/NY*	189,659
1,953	Simmons First National Corp., Class A	55,016
25,009	South Financial Group, Inc. (The)	44,016
3,549	Sovran Self Storage, Inc. (REIT)	104,305
2,832	Sterling Bancorp/NY	21,523
12,770	Sterling Bancshares, Inc./TX	101,521
8,202	Sterling Financial Corp./WA	17,388
2,851	Stewart Information Services Corp.	40,399

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,287	Stifel Financial Corp.*	$241,358
13,498	Susquehanna Bancshares, Inc.	78,828
4,295	SWS Group, Inc.	62,106
6,225	Tanger Factory Outlet Centers (REIT)	234,184
1,049	Tompkins Financial Corp.	45,841
5,508	Tower Group, Inc.	132,137
4,885	TradeStation Group, Inc.*	35,025
11,930	TrustCo Bank Corp. NY	74,205
18,850	UCBH Holdings, Inc.	24,882
4,589	UMB Financial Corp.	183,698
13,026	Umpqua Holdings Corp.	134,298
5,911	United Bankshares, Inc.	116,033
6,503	United Community Banks, Inc./GA*	43,830
3,495	United Fire & Casualty Co.	69,935
3,352	Urstadt Biddle Properties, Inc., Class A (REIT)	51,855
10,550	Whitney Holding Corp./LA	95,056
3,039	Wilshire Bancorp, Inc.	25,163
3,753	Wintrust Financial Corp.	103,846
2,530	World Acceptance Corp.*	65,856
5,843	Zenith National Insurance Corp.	157,527
		10,801,810
	Health Care - 10.8%

3,427	Abaxis, Inc.*	91,158
1,678	Air Methods Corp.*	57,270
10,369	Align Technology, Inc.*	138,945
998	Almost Family, Inc.*	27,515
4,282	Amedisys, Inc.*	190,720
11,554	American Medical Systems Holdings, Inc.*	176,083
8,278	AMERIGROUP Corp.*	195,775
5,106	AMN Healthcare Services, Inc.*	50,396
4,800	Amsurg Corp.*	97,440
2,003	Analogic Corp.	71,207
4,474	Arqule, Inc.*	24,249
1,814	Bio-Reference Labs, Inc.*	60,297
4,575	Cambrex Corp.*	25,025
6,033	Catalyst Health Solutions, Inc.*	172,303
6,738	Centene Corp.*	116,635
3,535	Chemed Corp.	153,914
1,474	Computer Programs & Systems, Inc.	57,044
4,545	Conmed Corp.*	81,037
7,070	Cooper Cos., Inc. (The)	193,152
1,195	Corvel Corp.*	35,922
4,816	Cross Country Healthcare, Inc.*	44,355
4,424	CryoLife, Inc.*	32,959
9,021	Cubist Pharmaceuticals, Inc.*	186,554
3,637	Cyberonics, Inc.*	54,701
2,769	Dionex Corp.*	166,528
8,788	Eclipsys Corp.*	147,287
5,103	Enzo Biochem, Inc.*	25,974
6,539	eResearchTechnology, Inc.*	41,130
1,502	Genoptix, Inc.*	43,092
4,529	Gentiva Health Services, Inc.*	99,865
3,629	Greatbatch, Inc.*	78,132
4,010	Haemonetics Corp.*	211,086
4,879	Hanger Orthopedic Group, Inc.*	68,355
7,652	Healthspring, Inc.*	101,236
5,274	Healthways, Inc.*	68,984
4,049	HMS Holdings Corp.*	152,283
2,036	ICU Medical, Inc.*	75,719
3,157	Integra LifeSciences Holdings Corp.*	106,675
5,029	Invacare Corp.	108,928
5,235	inVentiv Health, Inc.*	83,237
1,336	IPC The Hospitalist Co., Inc.*	39,465
2,091	Kendle International, Inc.*	27,476
1,776	Kensey Nash Corp.*	46,371
1,465	Landauer, Inc.	80,634
2,908	LCA-Vision, Inc.*	15,761
2,338	LHC Group, Inc.*	57,164
5,524	Magellan Health Services, Inc.*	177,265
5,203	Martek Biosciences Corp.*	127,734
3,075	Medcath Corp.*	28,044
7,165	Mednax, Inc.*	373,082
6,341	Meridian Bioscience, Inc.	152,818
4,371	Merit Medical Systems, Inc.*	78,897
2,115	Molina Healthcare, Inc.*	42,829
1,896	MWI Veterinary Supply, Inc.*	70,550
4,381	Natus Medical, Inc.*	62,429
2,312	Neogen Corp.*	64,736
5,152	Odyssey HealthCare, Inc.*	66,358
4,943	Omnicell, Inc.*	54,274
2,817	Osteotech, Inc.*	12,169
2,824	Palomar Medical Technologies, Inc.*	39,197
5,444	Par Pharmaceutical Cos., Inc.*	111,330
9,005	Parexel International Corp.*	115,534
4,773	PharMerica Corp.*	95,699
6,750	Phase Forward, Inc.*	86,805
9,293	PSS World Medical, Inc.*	189,949
2,856	Quality Systems, Inc.	153,767
9,904	Regeneron Pharmaceuticals, Inc.*	225,118
2,879	RehabCare Group, Inc.*	60,430
4,007	Res-Care, Inc.*	58,142
7,539	Salix Pharmaceuticals Ltd.*	94,313
8,281	Savient Pharmaceuticals, Inc.*	115,023
2,296	SurModics, Inc.*	52,555
5,605	Symmetry Medical, Inc.*	61,767
5,236	Theragenics Corp.*	7,016
12,116	Viropharma, Inc.*	96,928
5,127	West Pharmaceutical Services, Inc.	206,054
3,299	Zoll Medical Corp.*	59,316
		7,320,166
	Industrials - 14.6%

3,529	A. O. Smith Corp.	134,278
2,011	AAON, Inc.	41,990
6,057	AAR Corp.*	103,030
6,992	ABM Industries, Inc.	156,831
10,372	Actuant Corp., Class A	146,556
6,405	Acuity Brands, Inc.	205,664
3,468	Administaff, Inc.	83,717
2,472	Aerovironment, Inc.*	69,537
4,245	Albany International Corp., Class A	72,972
1,426	American Science & Engineering, Inc.	87,827
4,369	Apogee Enterprises, Inc.	57,671
5,689	Applied Industrial Technologies, Inc.	117,364
2,047	Applied Signal Technology, Inc.	52,137
3,959	Arkansas Best Corp.	126,292
3,100	Astec Industries, Inc.*	78,523
3,094	ATC Technology Corp.*	64,726
1,490	Axsys Technologies, Inc.*	80,460
1,900	AZZ, Inc.*	65,398
2,314	Badger Meter, Inc.	83,744
7,288	Baldor Electric Co.	204,574
6,648	Barnes Group, Inc.	97,659
7,290	Belden, Inc.	152,580
6,008	Bowne & Co., Inc.	42,056
8,028	Brady Corp., Class A	237,870
7,797	Briggs & Stratton Corp.	137,539
4,115	C&D Technologies, Inc.*	8,230
1,325	Cascade Corp.	33,761

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,016	CDI Corp.	$30,623
4,037	Ceradyne, Inc.*	75,573
2,657	CIRCOR International, Inc.	68,577
7,968	CLARCOR, Inc.	255,454
1,748	Consolidated Graphics, Inc.*	36,114
2,427	Cubic Corp.	86,207
7,079	Curtiss-Wright Corp.	230,563
10,301	EMCOR Group, Inc.*	238,674
3,125	EnPro Industries, Inc.*	67,250
4,101	ESCO Technologies, Inc.*	151,983
4,651	Esterline Technologies Corp.*	143,809
4,529	Forward Air Corp.	104,529
2,893	G&K Services, Inc., Class A	67,985
8,128	Gardner Denver, Inc.*	263,916
7,770	GenCorp, Inc.*	34,266
8,003	Geo Group, Inc. (The)*	146,615
4,243	Gibraltar Industries, Inc.	51,086
7,637	Griffon Corp.*	80,723
6,776	Healthcare Services Group, Inc.	119,800
8,235	Heartland Express, Inc.	116,608
2,655	Heidrick & Struggles International, Inc.	55,808
5,919	HUB Group, Inc., Class A*	129,804
3,788	II-VI, Inc.*	101,367
6,079	Insituform Technologies, Inc., Class A*	116,413
8,805	Interface, Inc., Class A	58,201
4,310	John Bean Technologies Corp.	71,934
4,012	Kaman Corp.	83,169
5,202	Kaydon Corp.	173,643
8,419	Kirby Corp.*	311,924
8,841	Knight Transportation, Inc.	145,788
655	Lawson Products, Inc.	11,842
1,926	Lindsay Corp.	79,948
2,630	Lydall, Inc.*	13,992
4,834	Magnetek, Inc.*	7,396
5,551	Mobile Mini, Inc.*	98,419
6,661	Moog, Inc., Class A*	193,036
5,812	Mueller Industries, Inc.	140,592
3,081	NCI Building Systems, Inc.*	8,288
4,318	Old Dominion Freight Line, Inc.*	154,498
5,656	On Assignment, Inc.*	22,624
8,832	Orbital Sciences Corp.*	130,625
5,895	Quanex Building Products Corp.	79,406
5,607	Regal-Beloit Corp.	254,894
5,136	Robbins & Myers, Inc.	119,258
2,499	School Specialty, Inc.*	56,952
5,906	Simpson Manufacturing Co., Inc.	151,784
8,709	Skywest, Inc.	134,554
8,105	Spherion Corp.*	43,929
1,986	Standard Register Co. (The)	8,579
1,934	Standex International Corp.	33,091
2,134	Stanley, Inc.*	54,737
5,228	SYKES Enterprises, Inc.*	109,736
5,639	Teledyne Technologies, Inc.*	190,373
9,427	Tetra Tech, Inc.*	278,474
5,606	Toro Co.	212,636
3,027	Tredegar Corp.	45,344
2,608	Triumph Group, Inc.	113,448
6,855	TrueBlue, Inc.*	93,228
3,710	United Stationers, Inc.*	169,510
2,642	Universal Forest Products, Inc.	109,115
3,222	Viad Corp.	58,221
3,066	Vicor Corp.*	22,535
1,891	Volt Information Sciences, Inc.*	19,099
4,470	Watsco, Inc.	236,150
4,586	Watts Water Technologies, Inc., Class A	138,360
		9,956,065
	Information Technology - 14.7%

4,091	Actel Corp.*	44,510
19,063	Adaptec, Inc.*	56,045
5,119	Advanced Energy Industries, Inc.*	53,545
3,544	Agilysys, Inc.	22,469
4,694	Anixter International, Inc.*	164,666
19,393	Arris Group, Inc.*	257,151
4,907	ATMI, Inc.*	83,370
4,796	Avid Technology, Inc.*	62,492
2,174	Bankrate, Inc.*	61,937
1,805	Bel Fuse, Inc., Class B	30,504
10,217	Benchmark Electronics, Inc.*	167,559
2,745	Black Box Corp.	68,735
6,858	Blackbaud, Inc.	132,085
6,182	Blue Coat Systems, Inc.*	121,229
8,078	Brightpoint, Inc.*	59,292
10,063	Brooks Automation, Inc.*	65,409
3,665	Cabot Microelectronics Corp.*	126,626
4,691	CACI International, Inc., Class A*	215,598
6,085	Checkpoint Systems, Inc.*	101,437
9,571	Ciber, Inc.*	37,327
6,208	Cognex Corp.	99,452
3,654	Cohu, Inc.	43,373
6,516	CommVault Systems, Inc.*	119,178
2,957	comScore, Inc.*	41,132
4,405	Comtech Telecommunications Corp.*	149,858
6,607	Concur Technologies, Inc.*	233,623
5,499	CSG Systems International, Inc.*	82,870
5,283	CTS Corp.	46,807
10,814	Cybersource Corp.*	165,995
4,647	Cymer, Inc.*	163,481
24,205	Cypress Semiconductor Corp.*	244,955
5,345	Daktronics, Inc.	43,134
6,280	DealerTrack Holdings, Inc.*	126,730
3,854	Digi International, Inc.*	33,029
5,118	Diodes, Inc.*	103,742
3,559	DSP Group, Inc.*	28,116
2,721	DTS, Inc.*	72,923
1,420	Ebix, Inc.*	70,091
4,240	Electro Scientific Industries, Inc.*	52,067
2,379	EMS Technologies, Inc.*	44,582
9,540	Epicor Software Corp.*	60,102
5,642	EPIQ Systems, Inc.*	84,574
6,735	Exar Corp.*	50,580
2,622	FARO Technologies, Inc.*	44,600
5,851	FEI Co.*	138,435
2,355	Forrester Research, Inc.*	55,437
3,778	Gerber Scientific, Inc.*	16,208
14,974	Harmonic, Inc.*	98,828
3,810	Heartland Payment Systems, Inc.	47,663
2,949	Hittite Microwave Corp.*	101,505
3,655	Hutchinson Technology, Inc.*	21,747
5,479	Infospace, Inc.*	44,380
7,176	Insight Enterprises, Inc.*	82,309
2,707	Integral Systems, Inc.*	16,973
7,670	Intermec, Inc.*	109,067
3,432	Intevac, Inc.*	40,086
6,983	j2 Global Communications, Inc.*	149,227
4,311	JDA Software Group, Inc.*	83,375
2,132	Keithley Instruments, Inc.	10,660
4,699	Knot, Inc. (The)*	47,460
10,558	Kopin Corp.*	40,648

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,668	Kulicke & Soffa Industries, Inc.*	$56,114
3,399	Littelfuse, Inc.*	85,111
2,792	LoJack Corp.*	14,435
3,605	Manhattan Associates, Inc.*	64,277
2,739	MAXIMUS, Inc.	114,079
3,546	Mercury Computer Systems, Inc.*	33,758
5,912	Methode Electronics, Inc.	51,021
7,163	Micrel, Inc.	55,656
12,703	Microsemi Corp.*	179,239
7,715	MKS Instruments, Inc.*	142,187
2,622	MTS Systems Corp.	69,588
5,382	Netgear, Inc.*	91,925
4,567	Network Equipment Technologies, Inc.*	30,325
5,660	Newport Corp.*	40,129
4,764	Novatel Wireless, Inc.*	45,973
3,203	Park Electrochemical Corp.	68,993
2,950	PC-Tel, Inc.*	17,405
5,050	Perficient, Inc.*	39,188
3,962	Pericom Semiconductor Corp.*	34,113
4,555	Phoenix Technologies Ltd.*	16,535
6,176	Plexus Corp.*	155,512
6,244	Progress Software Corp.*	139,116
4,380	Radiant Systems, Inc.*	46,954
3,653	Radisys Corp.*	26,667
2,452	Rogers Corp.*	63,997
4,825	Rudolph Technologies, Inc.*	30,976
4,152	Scansource, Inc.*	116,214
4,156	Sigma Designs, Inc.*	58,724
26,209	Skyworks Solutions, Inc.*	305,335
4,496	Smith Micro Software, Inc.*	51,929
4,167	Sonic Solutions, Inc.*	22,127
2,870	SPSS, Inc.*	142,926
3,431	Standard Microsystems Corp.*	79,874
1,810	StarTek, Inc.*	13,991
3,166	Stratasys, Inc.*	45,559
2,017	Supertex, Inc.*	52,119
6,828	Symmetricom, Inc.*	35,847
5,370	Synaptics, Inc.*	138,439
2,986	SYNNEX Corp.*	88,535
12,556	Take-Two Interactive Software, Inc.*	131,838
4,962	Taleo Corp., Class A*	89,763
6,417	Technitrol, Inc.	52,876
10,419	Tekelec*	162,224
5,589	TeleTech Holdings, Inc.*	95,348
10,573	THQ, Inc.*	58,257
1,984	Tollgrade Communications, Inc.*	11,091
23,065	TriQuint Semiconductor, Inc.*	168,836
6,748	TTM Technologies, Inc.*	68,290
4,475	Tyler Technologies, Inc.*	68,154
3,694	Ultratech, Inc.*	40,006
13,084	United Online, Inc.	91,588
11,450	Varian Semiconductor Equipment Associates, Inc.*	350,026
5,028	Veeco Instruments, Inc.*	108,001
4,285	Viasat, Inc.*	103,826
6,928	Websense, Inc.*	105,028
6,045	Wright Express Corp.*	190,538
		10,001,570
	Materials - 3.9%

4,082	A. Schulman, Inc.	82,007
2,618	A.M. Castle & Co.	28,824
3,543	AMCOL International Corp.	78,442
3,179	American Vanguard Corp.	27,848
3,919	Arch Chemicals, Inc.	114,513
2,871	Balchem Corp.	71,488
3,158	Brush Engineered Materials, Inc.*	70,045
6,049	Buckeye Technologies, Inc.*	60,974
8,565	Calgon Carbon Corp.*	122,480
8,704	Century Aluminum Co.*	89,042
1,776	Clearwater Paper Corp.*	81,962
1,653	Deltic Timber Corp.	84,435
6,825	Eagle Materials, Inc.	179,702
7,605	H.B. Fuller Co.	150,123
6,625	Headwaters, Inc.*	25,440
4,415	Myers Industries, Inc.	45,254
2,292	Neenah Paper, Inc.	26,014
1,928	NewMarket Corp.	160,255
1,412	Olympic Steel, Inc.	38,025
4,785	OM Group, Inc.*	130,200
1,765	Penford Corp.	11,367
14,461	PolyOne Corp.*	73,751
1,721	Quaker Chemical Corp.	35,659
6,004	Rock-Tenn Co., Class A	307,945
3,618	RTI International Metals, Inc.*	69,538
2,392	Schweitzer-Mauduit International, Inc.	117,639
1,135	Stepan Co.	61,358
4,336	Texas Industries, Inc.	172,399
7,656	Wausau Paper Corp.	73,957
3,375	Zep, Inc.	53,933
		2,644,619
	Telecommunication Services - 0.3%

4,003	Cbeyond, Inc.*	57,483
6,889	General Communication, Inc., Class A*	45,950
5,117	Iowa Telecommunications Services, Inc.	58,385
2,825	Neutral Tandem, Inc.*	70,653
		232,471
	Utilities - 3.7%

4,361	Allete, Inc.	147,445
2,870	American States Water Co.	94,767
14,400	Atmos Energy Corp.	392,256
8,552	Avista Corp.	166,935
1,824	Central Vermont Public Service Corp.	33,379
2,472	CH Energy Group, Inc.	113,119
7,031	El Paso Electric Co.*	119,105
3,468	Laclede Group, Inc. (The)	112,918
6,597	New Jersey Resources Corp.	242,440
4,149	Northwest Natural Gas Co.	174,673
11,501	Piedmont Natural Gas Co., Inc.	276,254
4,664	South Jersey Industries, Inc.	161,607
6,999	Southwest Gas Corp.	170,426
4,686	UIL Holdings Corp.	121,555
5,574	Unisource Energy Corp.	162,984
		2,489,863
	Total Common Stocks (Cost $45,455,078)	57,025,295

Principal Amount
U.S. Government & Agency Security (a) - 0.0%
$26,418	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $26,418)	26,418

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) - 6.4%
$264,183	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $264,184(b)	$264,183
246,035	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $246,036(c)	246,035
396,274	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $396,283(d)	396,274
396,274	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $396,285(e)	396,274
181,046	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $181,047(f)	181,046
528,365	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $528,380(g)	528,365
132,091	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $132,092(h)	132,091
528,365	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $528,368(i)	528,365
158,510	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $158,511(j)	158,510
66,046	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $66,046(k)	66,046
1,056,731	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $1,056,737(l)	1,056,731
399,278	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $399,280(m)	399,278
	Total Repurchase Agreements (Cost $4,353,198)	4,353,198
	Total Investment Securities (Cost $49,834,694) — 90.2%	61,404,911
	Other assets less liabilities — 9.8%	6,660,788
	Net Assets — 100.0%	$68,065,699

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $1,222,735.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $269,467. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $250,957. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $404,201. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $404,201. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $184,668. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $538,934. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $134,733. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $538,933. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $161,681. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $67,367. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $1,077,866. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $407,264. The investment in the repurchase agreement was through participation in a pooled account.

REIT           Real Estate Investment Trust

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,154,568)
Net unrealized depreciation	$(9,154,568)
Federal income tax cost of investments	$70,559,479

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	$10,211,614	$3,272,744

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	21,364,799	(479,444)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	19,412,408	4,516,804

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600™ Index	28,001,867	(580,402)

		$6,729,702

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$57,025,295	$—	$57,025,295
U.S. Government & Agency Security	—	26,418	26,418
Repurchase Agreements	—	4,353,198	4,353,198
Total Investment Securities	57,025,295	4,379,616	61,404,911
Other Financial Instruments*:
Swap Agreements	—	6,729,702	6,729,702
Total Other Financial Instruments	—	6,729,702	6,729,702
Total Investments	$57,025,295	$11,109,318	$68,134,613

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 80.5%
	Consumer Discretionary - 11.0%

6,308	1-800-Flowers.com, Inc., Class A*	$19,492
11,280	99 Cents Only Stores*	153,070
6,086	AFC Enterprises, Inc.*	50,514
4,524	Ambassadors Group, Inc.	71,389
7,847	American Apparel, Inc.*	29,034
10,388	American Axle & Manufacturing Holdings, Inc.	64,198
9,487	American Greetings Corp., Class A	131,774
4,368	American Public Education, Inc.*	151,351
2,388	America’s Car-Mart, Inc.*	49,193
5,146	Amerigon, Inc.*	32,729
6,161	Ameristar Casinos, Inc.	102,334
14,094	AnnTaylor Stores Corp.*	198,444
6,373	Arbitron, Inc.	116,753
17,806	ArvinMeritor, Inc.	130,162
7,741	Asbury Automotive Group, Inc.*	96,762
3,388	Ascent Media Corp., Class A*	87,072
4,144	Audiovox Corp., Class A*	29,257
13,108	Bally Technologies, Inc.*	529,956
9,446	Beazer Homes USA, Inc.*	40,712
5,755	Bebe Stores, Inc.	43,911
21,485	Belo Corp., Class A	71,760
3,166	Benihana, Inc., Class A*	22,415
5,178	Big 5 Sporting Goods Corp.	79,068
4,717	BJ’s Restaurants, Inc.*	80,897
3,046	Blue Nile, Inc.*	168,687
3,455	Bluegreen Corp.*	10,019
1,419	Blyth, Inc.	64,564
7,388	Bob Evans Farms, Inc.	198,516
1,689	Books-A-Million, Inc.	22,937
11,766	Borders Group, Inc.*	37,298
3,338	Bridgepoint Education, Inc.*	61,319
2,306	Brookfield Homes Corp.*	16,603
10,004	Brown Shoe Co., Inc.	75,030
21,228	Brunswick Corp.	197,208
6,137	Buckle, Inc. (The)	162,324
4,328	Buffalo Wild Wings, Inc.*	178,443
4,047	Build-A-Bear Workshop, Inc.*	18,899
9,605	Cabela’s, Inc.*	154,160
4,650	California Pizza Kitchen, Inc.*	65,379
15,514	Callaway Golf Co.	109,684
3,503	Capella Education Co.*	221,915
1,646	Caribou Coffee Co., Inc.*	12,756
2,643	Carmike Cinemas, Inc.*	26,800
2,713	Carrols Restaurant Group, Inc.*	20,646
13,644	Carter’s, Inc.*	343,283
6,657	Cato Corp. (The), Class A	113,702
1,566	Cavco Industries, Inc.*	50,597
5,541	CEC Entertainment, Inc.*	148,222
5,055	Charlotte Russe Holding, Inc.*	87,906
27,777	Charming Shoppes, Inc.*	145,551
14,461	Cheesecake Factory, Inc. (The)*	265,649
1,831	Cherokee, Inc.	37,645
5,741	Children’s Place Retail Stores, Inc. (The)*	174,125
1,039	China Automotive Systems, Inc.*	8,385
7,070	ChinaCast Education Corp.*	41,925
8,633	Christopher & Banks Corp.	59,222
2,287	Churchill Downs, Inc.	86,380
7,759	Cinemark Holdings, Inc.	77,900
3,533	Citi Trends, Inc.*	78,751
11,745	CKE Restaurants, Inc.	113,574
13,982	CKX, Inc.*	88,226
7,266	Coinstar, Inc.*	239,851
13,740	Coldwater Creek, Inc.*	102,226
15,419	Collective Brands, Inc.*	244,237
2,766	Columbia Sportswear Co.	108,731
2,399	Conn’s, Inc.*	27,133
14,189	Cooper Tire & Rubber Co.	202,619
2,337	Core-Mark Holding Co., Inc.*	67,095
19,265	Corinthian Colleges, Inc.*	369,310
1,207	CPI Corp.	21,823
5,441	Cracker Barrel Old Country Store, Inc.	154,579
20,164	CROCS, Inc.*	128,041
2,623	Crown Media Holdings, Inc., Class A*	4,695
1,805	CSS Industries, Inc.	37,688
24,088	Dana Holding Corp.*	125,980
3,157	Deckers Outdoor Corp.*	215,623
23,127	Denny’s Corp.*	58,974
1,136	Destination Maternity Corp.*	22,811
12,325	Dillard’s, Inc., Class A	140,628
4,231	DineEquity, Inc.	89,189
7,209	Dolan Media Co.*	76,415
8,864	Domino’s Pizza, Inc.*	71,710
2,731	Dorman Products, Inc.*	38,398
3,403	Dover Downs Gaming & Entertainment, Inc.	20,350
10,806	Dress Barn, Inc.*	175,381
4,419	Drew Industries, Inc.*	90,943
20,896	Drugstore.com, Inc.*	49,524
2,918	DSW, Inc., Class A*	44,237
6,891	E.W. Scripps Co. (The), Class A*	47,961
64,549	Eastman Kodak Co.	343,401
1,150	Einstein Noah Restaurant Group, Inc.*	14,904
5,916	Ethan Allen Interiors, Inc.	91,935
12,080	Exide Technologies*	85,889
3,509	FGX International Holdings Ltd.*	50,670
10,174	Finish Line (The), Class A	83,936
1,398	Fisher Communications, Inc.*	28,841
11,289	Fossil, Inc.*	286,515
9,636	Fred’s, Inc., Class A	126,039
535	Frisch’s Restaurants, Inc.	15,098
3,296	Fuel Systems Solutions, Inc.*	110,482
2,946	Fuqi International, Inc.*	76,390
9,988	Furniture Brands International, Inc.*	55,833
3,138	G-III Apparel Group Ltd.*	46,913
3,878	Gaiam, Inc., Class A*	21,639
1,240	Gander Mountain Co.*	6,969
8,319	Gaylord Entertainment Co.*	169,042
4,624	Genesco, Inc.*	101,266
3,892	Global Sources Ltd.*	26,699
3,799	Grand Canyon Education, Inc.*	66,103
6,688	Great Wolf Resorts, Inc.*	23,475
5,792	Group 1 Automotive, Inc.	163,161
7,024	Gymboree Corp.*	314,605
9,103	Harte-Hanks, Inc.	118,703
4,261	Haverty Furniture Cos., Inc.*	49,726
1,320	Hawk Corp., Class A*	18,084
7,180	Helen of Troy Ltd.*	155,232
3,064	hhgregg, Inc.*	52,946
6,876	Hibbett Sports, Inc.*	120,811
2,593	Hooker Furniture Corp.	34,513
10,594	HOT Topic, Inc.*	73,734
12,481	Hovnanian Enterprises, Inc., Class A*	67,023
9,560	HSN, Inc.*	99,424
17,160	Iconix Brand Group, Inc.*	294,809
9,522	Interval Leisure Group, Inc.*	99,886
4,673	iRobot Corp.*	53,599

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,732	Isle of Capri Casinos, Inc.*	$38,178
12,102	J. Crew Group, Inc.*	412,557
13,738	Jack in the Box, Inc.*	280,118
6,930	Jackson Hewitt Tax Service, Inc.	38,739
6,721	Jakks Pacific, Inc.*	90,061
6,366	Jo-Ann Stores, Inc.*	173,919
20,554	Jones Apparel Group, Inc.	320,437
4,402	JoS. A. Bank Clothiers, Inc.*	193,732
9,885	Journal Communications, Inc., Class A	36,574
5,682	K12, Inc.*	116,992
1,827	Kenneth Cole Productions, Inc., Class A	18,361
2,986	Kirkland’s, Inc.*	42,282
7,148	Knology, Inc.*	51,752
14,070	Krispy Kreme Doughnuts, Inc.*	43,195
6,302	K-Swiss, Inc., Class A	60,751
4,505	Lakes Entertainment, Inc.*	14,236
1,760	Landry’s Restaurants, Inc.*	17,072
12,390	La-Z-Boy, Inc.	104,943
8,175	Leapfrog Enterprises, Inc.*	32,128
1,803	Learning Tree International, Inc.*	19,761
9,692	Life Time Fitness, Inc.*	301,615
6,470	LIN TV Corp., Class A*	22,645
2,331	Lincoln Educational Services Corp.*	51,702
4,038	Lithia Motors, Inc., Class A	51,727
20,124	Live Nation, Inc.*	141,472
22,884	Liz Claiborne, Inc.	97,257
4,869	LodgeNet Interactive Corp.*	33,986
4,861	Luby’s, Inc.*	21,145
9,784	Lululemon Athletica, Inc.*	196,267
3,475	Lumber Liquidators, Inc.*	76,450
4,425	M/I Homes, Inc.*	70,003
2,758	Mac-Gray Corp.*	33,068
4,540	Maidenform Brands, Inc.*	73,276
4,830	Marcus Corp.	60,472
2,380	Marine Products Corp.	12,138
6,375	Martha Stewart Living Omnimedia, Class A*	45,709
7,325	Matthews International Corp., Class A	255,203
3,572	McCormick & Schmick’s Seafood Restaurants, Inc.*	31,469
9,451	Mediacom Communications Corp., Class A*	47,539
12,539	Men’s Wearhouse, Inc. (The)	326,014
7,541	Meritage Homes Corp.*	168,994
3,375	Midas, Inc.*	30,510
7,894	Modine Manufacturing Co.	66,862
2,150	Monarch Casino & Resort, Inc.*	21,564
4,016	Monro Muffler Brake, Inc.	103,532
5,226	Morgans Hotel Group Co.*	25,764
3,896	Movado Group, Inc.	50,064
6,412	Multimedia Games, Inc.*	32,188
10,137	National CineMedia, Inc.	152,055
1,153	National Presto Industries, Inc.	96,587
6,031	New York & Co., Inc.*	27,924
1,968	NIVS IntelliMedia Technology Group, Inc.*	4,546
982	Nobel Learning Communities, Inc.*	10,900
7,391	NutriSystem, Inc.	105,174
4,172	O’Charleys, Inc.	31,916
18,362	OfficeMax, Inc.	207,674
8,768	Orbitz Worldwide, Inc.*	54,975
18,493	Orient-Express Hotels Ltd., Class A	184,190
3,500	Outdoor Channel Holdings, Inc.*	23,310
3,772	Overstock.com, Inc.*	46,999
3,025	Oxford Industries, Inc.	42,350
5,707	P.F. Chang’s China Bistro, Inc.*	182,110
15,819	Pacific Sunwear of California*	69,920
5,246	Papa John’s International, Inc.*	122,389
2,741	Peet’s Coffee & Tea, Inc.*	72,116
11,718	PEP Boys-Manny Moe & Jack	104,642
2,252	Perry Ellis International, Inc.*	28,127
5,617	PetMed Express, Inc.	101,612
21,779	Pier 1 Imports, Inc.*	55,101
14,457	Pinnacle Entertainment, Inc.*	135,607
5,151	Playboy Enterprises, Inc., Class B*	14,217
7,368	Polaris Industries, Inc.	277,847
11,641	Pool Corp.	277,289
1,773	Pre-Paid Legal Services, Inc.*	81,274
4,018	Primedia, Inc.	10,085
3,506	Princeton Review, Inc.*	13,919
30,829	Quiksilver, Inc.*	86,938
14,819	Raser Technologies, Inc.*	31,120
5,139	RC2 Corp.*	80,682
8,778	RCN Corp.*	82,250
4,168	Reading International, Inc., Class A*	16,422
3,202	Red Lion Hotels Corp.*	18,572
3,737	Red Robin Gourmet Burgers, Inc.*	72,049
13,744	Regis Corp.	222,378
15,891	Rent-A-Center, Inc.*	313,529
2,273	Rentrak Corp.*	36,141
5,995	Retail Ventures, Inc.*	29,016
1,740	Rex Stores Corp.*	18,235
15,652	Ruby Tuesday, Inc.*	114,260
4,762	Ruth’s Hospitality Group, Inc.*	18,858
10,360	Ryland Group, Inc.	237,451
28,601	Saks, Inc.*	174,466
22,610	Sally Beauty Holdings, Inc.*	160,757
5,422	Scholastic Corp.	132,080
10,863	Sealy Corp.*	28,461
2,161	Shoe Carnival, Inc.*	33,971
12,910	Shuffle Master, Inc.*	97,858
4,986	Shutterfly, Inc.*	72,098
10,304	Sinclair Broadcast Group, Inc., Class A	29,160
7,973	Skechers U.S.A., Inc., Class A*	141,999
1,642	Skyline Corp.	38,702
14,308	Smith & Wesson Holding Corp.*	76,977
5,704	Sonic Automotive, Inc., Class A	73,125
14,615	Sonic Corp.*	167,049
16,122	Sotheby’s	255,695
7,810	Spartan Motors, Inc.	42,408
3,140	Speedway Motorsports, Inc.	48,827
2,215	Sport Supply Group, Inc.	22,770
9,136	Stage Stores, Inc.	121,966
2,629	Stamps.com, Inc.*	22,662
3,769	Standard Motor Products, Inc.	46,660
24,286	Standard Pacific Corp.*	88,158
2,487	Stanley Furniture Co., Inc.	30,142
5,859	Steak n Shake Co. (The)*	61,402
6,149	Stein Mart, Inc.*	76,002
3,505	Steiner Leisure Ltd.*	116,436
1,622	Steinway Musical Instruments, Inc.*	18,621
3,764	Steven Madden Ltd.*	121,314
19,348	Stewart Enterprises, Inc., Class A	102,738
3,624	Stoneridge, Inc.*	19,280
4,584	Sturm Ruger & Co., Inc.	63,305
5,565	Superior Industries International, Inc.	79,134
1,583	Syms Corp.*	11,382

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,455	Systemax, Inc.*	$32,651
5,835	Talbots, Inc.	34,777
18,026	Tempur-Pedic International, Inc.*	266,785
11,372	Tenneco, Inc.*	178,540
12,035	Texas Roadhouse, Inc., Class A*	122,637
9,065	Ticketmaster Entertainment, Inc.*	88,474
10,479	Timberland Co. (The), Class A*	135,808
4,666	Town Sports International Holdings, Inc.*	12,831
8,638	Tractor Supply Co.*	406,504
6,099	True Religion Apparel, Inc.*	138,020
7,215	Tuesday Morning Corp.*	32,467
15,071	Tupperware Brands Corp.	557,476
5,969	Tween Brands, Inc.*	45,364
2,370	U.S. Auto Parts Network, Inc.*	12,916
6,657	Ulta Salon Cosmetics & Fragrance, Inc.*	76,689
7,971	Under Armour, Inc., Class A*	190,268
10,739	Unifi, Inc.*	24,807
3,398	Unifirst Corp.	135,546
3,277	Universal Electronics, Inc.*	61,673
4,753	Universal Technical Institute, Inc.*	95,678
2,414	Universal Travel Group*	23,657
7,080	Vail Resorts, Inc.*	234,490
11,573	Valassis Communications, Inc.*	181,696
324	Value Line, Inc.	9,555
4,540	Volcom, Inc.*	64,332
11,020	Warnaco Group, Inc. (The)*	419,311
3,440	West Marine, Inc.*	28,449
23,336	Wet Seal, Inc. (The), Class A*	81,909
1,683	Weyco Group, Inc.	38,036
6,998	Winnebago Industries	84,676
11,836	Wolverine World Wide, Inc.	294,835
3,536	Wonder Auto Technology, Inc.*	31,294
5,262	World Wrestling Entertainment, Inc., Class A	75,036
7,215	Youbet.com, Inc.*	14,935
5,727	Zale Corp.*	37,111
4,876	Zumiez, Inc.*	61,633
		28,024,574
	Consumer Staples - 2.7%

6,639	AgFeed Industries, Inc.*	33,460
857	Alico, Inc.	25,410
21,414	Alliance One International, Inc.*	82,016
2,090	American Dairy, Inc.*	64,163
5,043	American Italian Pasta Co., Class A*	152,601
14,849	American Oriental Bioengineering, Inc.*	75,581
4,380	Andersons, Inc. (The)	144,102
287	Arden Group, Inc., Class A	33,866
4,374	B&G Foods, Inc., Class A	39,891
15,933	Bare Escentuals, Inc.*	147,858
2,117	Boston Beer Co., Inc., Class A*	84,151
2,506	Calavo Growers, Inc.	44,106
3,258	Cal-Maine Foods, Inc.	93,016
12,233	Casey’s General Stores, Inc.	339,466
14,965	Central Garden and Pet Co., Class A*	164,615
4,678	Chattem, Inc.*	286,481
2,509	China Sky One Medical, Inc.*	32,517
1,755	China-Biotics, Inc.*	22,639
10,719	Chiquita Brands International, Inc.*	165,073
1,012	Coca-Cola Bottling Co. Consolidated	54,709
19,788	Darling International, Inc.*	138,714
3,967	Diamond Foods, Inc.	110,878
725	Diedrich Coffee, Inc.*	15,580
5,818	Elizabeth Arden, Inc.*	59,925
1,609	Farmer Bros Co.	33,226
3,821	Female Health Co., (The)*	26,174
9,866	Fresh Del Monte Produce, Inc.*	225,931
8,096	Great Atlantic & Pacific Tea Co.*	54,324
787	Griffin Land & Nurseries, Inc.	23,460
9,792	Hain Celestial Group, Inc. (The)*	156,672
19,256	Heckmann Corp.*	80,105
2,385	HQ Sustainable Maritime Industries, Inc.*	19,843
2,939	Imperial Sugar Co.	40,970
3,062	Ingles Markets, Inc., Class A	50,492
3,422	Inter Parfums, Inc.	33,022
3,410	J&J Snack Foods Corp.	149,017
4,619	Lancaster Colony Corp.	232,151
6,684	Lance, Inc.	162,087
1,166	Lifeway Foods, Inc.*	15,053
3,783	Mannatech, Inc.	14,754
3,122	Medifast, Inc.*	58,631
3,085	Nash Finch Co.	83,727
2,613	National Beverage Corp.*	26,496
11,896	Nu Skin Enterprises, Inc., Class A	205,206
2,622	Nutraceutical International Corp.*	30,153
1,237	Oil-Dri Corp of America	19,408
4,504	Omega Protein Corp.*	18,782
1,315	Orchids Paper Products Co.*	27,878
3,808	Overhill Farms, Inc.*	21,820
5,408	Pantry, Inc. (The)*	81,931
8,148	Prestige Brands Holdings, Inc.*	60,377
3,844	Pricesmart, Inc.	68,231
4,688	Revlon, Inc., Class A*	21,283
10,345	Ruddick Corp.	274,763
4,892	Sanderson Farms, Inc.	203,507
2,713	Schiff Nutrition International, Inc.	13,538
2,250	Seneca Foods Corp., Class A*	60,030
15,074	Smart Balance, Inc.*	96,323
5,346	Spartan Stores, Inc.	70,941
18,378	Star Scientific, Inc.*	18,378
1,843	Susser Holdings Corp.*	19,775
4,328	Synutra International, Inc.*	66,954
5,815	Tootsie Roll Industries, Inc.	137,525
7,593	TreeHouse Foods, Inc.*	281,321
10,335	United Natural Foods, Inc.*	279,252
6,017	Universal Corp.	221,907
1,507	USANA Health Sciences, Inc.*	47,501
8,901	Vector Group Ltd.	140,458
1,497	Village Super Market, Inc., Class A	42,889
3,971	WD-40 Co.	107,138
2,651	Weis Markets, Inc.	82,738
13,112	Winn-Dixie Stores, Inc.*	180,552
2,176	Zapata Corp.*	15,319
4,983	Zhongpin, Inc.*	56,706
		6,869,537
	Energy - 3.6%

14,205	Allis-Chalmers Energy, Inc.*	46,592
1,960	Alon USA Energy, Inc.	18,463
2,196	Apco Oil and Gas International, Inc.	48,312
2,889	Approach Resources, Inc.*	21,668
9,196	Arena Resources, Inc.*	281,214
8,182	Atlas America, Inc.	181,477
8,547	ATP Oil & Gas Corp.*	95,299
5,444	Basic Energy Services, Inc.*	36,910
10,302	Berry Petroleum Co., Class A	232,516
9,242	Bill Barrett Corp.*	270,236

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,081	Bolt Technology Corp.*	$24,577
18,816	Boots & Coots, Inc.*	28,600
22,271	BPZ Resources, Inc.*	135,408
19,966	Brigham Exploration Co.*	130,777
7,017	Bristow Group, Inc.*	204,896
5,699	Bronco Drilling Co., Inc.*	21,086
10,781	Cal Dive International, Inc.*	112,446
4,642	CARBO Ceramics, Inc.	199,838
6,714	Carrizo Oil & Gas, Inc.*	129,782
13,536	Cheniere Energy, Inc.*	37,224
1,416	Clayton Williams Energy, Inc.*	28,037
8,576	Clean Energy Fuels Corp.*	107,372
14,038	Complete Production Services, Inc.*	126,342
2,914	Contango Oil & Gas Co.*	130,955
1,691	CREDO Petroleum Corp.*	18,702
9,738	Crosstex Energy, Inc.	37,297
6,506	Cubic Energy, Inc.*	7,026
5,542	CVR Energy, Inc.*	53,647
1,877	Dawson Geophysical Co.*	46,531
3,049	Delek U.S. Holdings, Inc.	24,666
42,807	Delta Petroleum Corp.*	77,053
11,942	DHT Maritime, Inc.	62,098
6,997	Dril-Quip, Inc.*	298,492
27,399	Endeavour International Corp.*	30,413
4,474	ENGlobal Corp.*	19,775
31,386	Evergreen Energy, Inc.*	32,014
10,217	FX Energy, Inc.*	34,636
11,738	General Maritime Corp.	93,317
1,413	Geokinetics, Inc.*	23,173
1,743	Georesources, Inc.*	18,162
24,011	Global Industries Ltd.*	228,105
5,908	GMX Resources, Inc.*	62,566
7,783	Golar LNG Ltd.	77,441
5,895	Goodrich Petroleum Corp.*	141,126
49,031	Gran Tierra Energy, Inc.*	196,124
2,238	Green Plains Renewable Energy, Inc.*	17,054
2,944	Gulf Island Fabrication, Inc.	44,072
5,477	Gulfmark Offshore, Inc.*	163,324
6,314	Gulfport Energy Corp.*	47,355
7,941	Harvest Natural Resources, Inc.*	41,055
23,063	Hercules Offshore, Inc.*	106,090
5,517	Hornbeck Offshore Services, Inc.*	121,705
21,852	International Coal Group, Inc.*	66,430
25,550	ION Geophysical Corp.*	65,153
259	Isramco, Inc.*	44,027
6,644	James River Coal Co.*	110,556
29,745	Key Energy Services, Inc.*	212,677
4,116	Knightsbridge Tankers Ltd.	53,343
3,577	Lufkin Industries, Inc.	158,282
6,294	Matrix Service Co.*	69,360
18,277	McMoRan Exploration Co.*	152,430
4,793	NATCO Group, Inc., Class A*	199,389
2,911	Natural Gas Services Group, Inc.*	41,598
21,338	Newpark Resources, Inc.*	56,972
10,158	Nordic American Tanker Shipping	302,404
7,296	Northern Oil and Gas, Inc.*	46,621
53,468	Oilsands Quest, Inc.*	47,052
969	OYO Geospace Corp.*	19,487
1,722	Panhandle Oil and Gas, Inc., Class A	41,638
10,012	Parallel Petroleum Corp.*	18,722
27,934	Parker Drilling Co.*	125,982
17,781	Patriot Coal Corp.*	157,540
10,923	Penn Virginia Corp.	209,285
4,625	Petroleum Development Corp.*	63,316
12,321	Petroquest Energy, Inc.*	51,255
3,186	PHI, Inc. (Non-Voting)*	66,460
10,316	Pioneer Drilling Co.*	58,801
135	PrimeEnergy Corp.*	3,696
6,102	Rex Energy Corp.*	36,368
12,580	Rosetta Resources, Inc.*	148,570
6,775	RPC, Inc.	61,923
10,467	Ship Finance International Ltd.	132,512
10,023	Stone Energy Corp.*	127,893
16,344	Sulphco, Inc.*	25,987
3,356	Superior Well Services, Inc.*	30,305
9,001	Swift Energy Co.*	183,350
15,183	Syntroleum Corp.*	39,779
3,025	T-3 Energy Services, Inc.*	53,180
2,527	Teekay Tankers Ltd., Class A	21,555
18,113	Tetra Technologies, Inc.*	159,757
3,181	TGC Industries, Inc.*	12,279
5,173	Toreador Resources Corp.*	26,124
2,402	Union Drilling, Inc.*	15,037
10,837	Uranerz Energy Corp.*	20,157
11,173	Uranium Energy Corp.*	29,832
27,041	USEC, Inc.*	123,037
14,023	Vaalco Energy, Inc.*	66,189
11,465	Vantage Drilling Co*	17,427
4,339	Venoco, Inc.*	34,929
8,173	W&T Offshore, Inc.	80,749
14,170	Warren Resources, Inc.*	34,716
9,801	Western Refining, Inc.*	59,492
2,462	Westmoreland Coal Co.*	20,927
9,501	Willbros Group, Inc.*	118,287
7,092	World Fuel Services Corp.	318,714
2,858	Zion Oil & Gas, Inc.*	28,837
		9,243,434
	Financials - 16.6%

3,615	1st Source Corp.	58,563
5,265	Abington Bancorp, Inc.	42,541
9,545	Acadia Realty Trust (REIT)	146,134
11,039	Advance America Cash Advance Centers, Inc.	63,364
1,712	Agree Realty Corp. (REIT)	35,627
494	Alexander’s, Inc. (REIT)	139,950
988	Alliance Financial Corp./NY	27,071
43,008	Allied Capital Corp.	129,024
69,159	Ambac Financial Group, Inc.	121,720
12,559	American Campus Communities, Inc. (REIT)	326,660
3,011	American Capital Agency Corp. (REIT)	74,944
67,364	American Capital Ltd.	167,063
13,998	American Equity Investment Life Holding Co.	112,964
1,468	American National Bankshares, Inc.	31,885
2,319	American Physicians Capital, Inc.	69,199
1,534	American Physicians Service Group, Inc.	35,297
622	American Realty Investors, Inc.*	7,638
2,069	American Safety Insurance Holdings Ltd.*	31,738
3,269	Ameris Bancorp	21,085
4,539	Amerisafe, Inc.*	77,526
1,573	Ames National Corp.	38,177
5,053	Ampal-American Israel Corp., Class A*	11,925
5,469	Amtrust Financial Services, Inc.	69,073
18,942	Anthracite Capital, Inc. (REIT)	16,101
25,899	Anworth Mortgage Asset Corp. (REIT)	193,984

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
39,212	Apollo Investment Corp.	$363,103
23,383	Ares Capital Corp.	217,462
7,419	Argo Group International Holdings Ltd.*	262,039
2,188	Arrow Financial Corp.	59,535
13,923	Ashford Hospitality Trust, Inc. (REIT)	42,883
3,598	Asset Acceptance Capital Corp.*	26,193
3,593	Associated Estates Realty Corp. (REIT)	29,966
25,177	Assured Guaranty Ltd.	501,022
20,580	Astoria Financial Corp.	211,974
565	Auburn National Bancorporation, Inc.	16,125
1,460	Avatar Holdings, Inc.*	27,871
1,961	Baldwin & Lyons, Inc., Class B	43,377
1,572	Bancfirst Corp.	57,504
6,592	Banco Latinoamericano de Comercio Exterior S.A.	93,672
877	Bancorp Rhode Island, Inc.	22,828
4,810	Bancorp, Inc. (The)/DE*	31,794
11,283	Bank Mutual Corp.	99,178
742	Bank of Kentucky Financial Corp.	19,967
1,245	Bank of Marin Bancorp	38,856
3,134	Bank of the Ozarks, Inc.	78,162
5,162	BankFinancial Corp.	50,639
4,039	Banner Corp.	13,086
691	Bar Harbor Bankshares	23,287
7,860	Beneficial Mutual Bancorp, Inc.*	69,875
3,299	Berkshire Hills Bancorp, Inc.	74,260
11,142	BGC Partners, Inc., Class A	50,362
23,594	BioMed Realty Trust, Inc. (REIT)	318,047
3,013	BlackRock Kelso Capital Corp.	23,953
16,316	Boston Private Financial Holdings, Inc.	81,906
1,496	Bridge Bancorp, Inc.	39,524
12,511	Broadpoint Gleacher Securities, Inc.*	94,458
14,208	Brookline Bancorp, Inc.	148,332
739	Brooklyn Federal Bancorp, Inc.	9,607
1,671	Bryn Mawr Bank Corp.	29,660
4,719	Calamos Asset Management, Inc., Class A	53,230
441	California First National Bancorp	5,587
1,839	Camden National Corp.	59,492
2,833	Cape Bancorp, Inc.*	23,004
2,853	Capital City Bank Group, Inc.	41,739
713	Capital Southwest Corp.	54,003
11,534	CapLease, Inc. (REIT)	47,866
15,282	Capstead Mortgage Corp. (REIT)	208,599
6,812	Cardinal Financial Corp.	53,815
3,218	Cardtronics, Inc.*	25,358
2,957	Care Investment Trust, Inc. (REIT)	20,788
7,109	Cash America International, Inc.	199,265
11,922	Cathay General Bancorp	110,159
33,180	CBL & Associates Properties, Inc. (REIT)	310,897
9,360	Cedar Shopping Centers, Inc. (REIT)	60,185
2,648	Center Bancorp, Inc.	24,017
4,468	Centerstate Banks, Inc.	37,352
6,918	Central Pacific Financial Corp.	19,232
845	Century Bancorp, Inc./MA, Class A	19,984
5,117	Chemical Financial Corp.	107,099
672	Cheviot Financial Corp.	5,853
1,555	Chicopee Bancorp, Inc.*	20,231
6,179	China Housing & Land Development, Inc.*	24,840
2,161	Citizens & Northern Corp.	39,503
956	Citizens Holding Co.	24,999
30,398	Citizens Republic Bancorp, Inc.*	22,799
8,012	Citizens, Inc./TX*	54,562
3,842	City Holding Co.	122,329
2,233	Clifton Savings Bancorp, Inc.	23,536
4,047	CNA Surety Corp.*	64,266
2,079	CNB Financial Corp./PA	32,786
7,061	CoBiz Financial, Inc.	33,399
7,217	Cogdell Spencer, Inc. (REIT)	32,621
4,138	Cohen & Steers, Inc.	81,394
11,740	Colonial Properties Trust (REIT)	106,012
6,759	Columbia Banking System, Inc.	110,915
7,880	Community Bank System, Inc.	140,500
3,642	Community Trust Bancorp, Inc.	97,460
5,736	Compass Diversified Holdings	58,106
3,895	CompuCredit Holdings Corp.*	17,021
44,468	Conseco, Inc.*	190,768
1,303	Consolidated-Tomoka Land Co.	45,527
9,347	Cousins Properties, Inc. (REIT)	77,487
5,004	Crawford & Co., Class B*	23,169
1,447	Credit Acceptance Corp.*	44,148
20,432	CVB Financial Corp.	143,228
4,187	Danvers Bancorp, Inc.	53,845
49,178	DCT Industrial Trust, Inc. (REIT)	259,660
11,131	Delphi Financial Group, Inc., Class A	260,131
34,426	Developers Diversified Realty Corp. (REIT)	269,900
543	Diamond Hill Investment Group, Inc.*	27,905
25,987	DiamondRock Hospitality Co. (REIT)	178,011
6,215	Dime Community Bancshares	69,608
5,797	Dollar Financial Corp.*	101,042
2,790	Donegal Group, Inc., Class A	40,957
1,390	Doral Financial Corp.*	4,337
3,900	Duff & Phelps Corp., Class A	66,456
6,368	DuPont Fabros Technology, Inc. (REIT)	83,293
2,706	Dynex Capital, Inc. (REIT)	22,406
226,860	E*Trade Financial Corp.*	399,274
2,380	Eagle Bancorp, Inc.*	21,777
22,059	East West Bancorp, Inc.	203,163
1,885	Eastern Insurance Holdings, Inc.	18,322
6,067	EastGroup Properties, Inc. (REIT)	228,362
13,646	Education Realty Trust, Inc. (REIT)	79,829
5,955	eHealth, Inc.*	110,168
1,178	EMC Insurance Group, Inc.	25,327
11,235	Employers Holdings, Inc.	166,727
3,241	Encore Capital Group, Inc.*	48,291
1,606	Enstar Group Ltd.*	99,379
1,215	Enterprise Bancorp, Inc./MA	16,232
2,737	Enterprise Financial Services Corp.	30,791
8,412	Entertainment Properties Trust (REIT)	263,800
3,059	Epoch Holding Corp.	25,114
6,080	Equity Lifestyle Properties, Inc. (REIT)	244,720
7,872	Equity One, Inc. (REIT)	123,984
2,212	ESB Financial Corp.	29,641
3,658	ESSA Bancorp, Inc.	46,310
2,507	Evercore Partners, Inc., Class A	63,126
20,791	Extra Space Storage, Inc. (REIT)	205,831
10,889	Ezcorp, Inc., Class A*	145,586

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,545	Farmers Capital Bank Corp.	$28,258
3,118	FBL Financial Group, Inc., Class A	53,006
4,358	FBR Capital Markets Corp.*	23,577
6,722	FCStone Group, Inc.*	32,198
15,570	FelCor Lodging Trust, Inc. (REIT)	63,993
6,725	Fifth Street Finance Corp.	69,200
6,218	Financial Federal Corp.	145,626
2,601	Financial Institutions, Inc.	31,472
4,045	First Acceptance Corp.*	11,407
2,096	First Bancorp, Inc./ME	39,069
3,543	First Bancorp/NC	62,144
19,334	First Bancorp/Puerto Rico	61,675
6,250	First Busey Corp.	38,875
1,358	First California Financial Group, Inc.*	6,858
5,528	First Cash Financial Services, Inc.*	103,871
20,471	First Commonwealth Financial Corp.	126,101
3,386	First Community Bancshares, Inc./VA	42,393
1,954	First Defiance Financial Corp.	32,515
12,379	First Financial Bancorp	104,479
5,007	First Financial Bankshares, Inc.	249,549
2,841	First Financial Corp./IN	85,713
2,816	First Financial Holdings, Inc.	50,519
4,396	First Financial Northwest, Inc.	32,091
972	First Financial Service Corp.	14,104
9,529	First Industrial Realty Trust, Inc. (REIT)	49,837
14,863	First Marblehead Corp. (The)*	39,238
5,068	First Merchants Corp.	35,983
3,439	First Mercury Financial Corp.	49,831
11,704	First Midwest Bancorp, Inc./IL	120,083
1,301	First of Long Island Corp. (The)	37,131
6,608	First Potomac Realty Trust (REIT)	70,640
1,962	First South Bancorp, Inc./NC	24,035
19,725	FirstMerit Corp.	354,458
16,119	Flagstar Bancorp, Inc.*	12,895
9,416	Flagstone Reinsurance Holdings Ltd.	102,258
5,227	Flushing Financial Corp.	68,735
27,429	FNB Corp./PA	194,197
8,630	Forestar Group, Inc.*	124,617
1,297	Fox Chase Bancorp, Inc.*	12,412
1,699	FPIC Insurance Group, Inc.*	54,215
14,215	Franklin Street Properties Corp. (REIT)	201,995
1,716	GAMCO Investors, Inc., Class A	77,443
2,665	German American Bancorp, Inc.	43,466
4,208	Getty Realty Corp. (REIT)	99,267
15,613	GFI Group, Inc.	111,789
14,805	Glacier Bancorp, Inc.	220,743
5,075	Gladstone Capital Corp.	38,012
2,061	Gladstone Commercial Corp. (REIT)	27,700
5,314	Gladstone Investment Corp.	26,889
8,218	Glimcher Realty Trust (REIT)	33,119
10,252	Gramercy Capital Corp./NY (REIT)*	16,813
2,416	Great Southern Bancorp, Inc.	50,857
6,777	Greenlight Capital Re Ltd., Class A*	124,019
12,627	Guaranty Bancorp*	21,466
2,275	Hallmark Financial Services*	16,607
4,438	Hampton Roads Bankshares, Inc.	13,492
5,735	Hancock Holding Co.	219,708
3,170	Harleysville Group, Inc.	102,740
10,375	Harleysville National Corp.	59,760
6,224	Harris & Harris Group, Inc.*	36,659
8,711	Hatteras Financial Corp. (REIT)	260,372
14,275	Healthcare Realty Trust, Inc. (REIT)	309,054
3,177	Heartland Financial USA, Inc.	47,560
8,503	Hercules Technology Growth Capital, Inc.	78,823
1,341	Heritage Financial Corp./WA	17,192
481	Heritage Financial Group	3,906
10,263	Hersha Hospitality Trust (REIT)	31,815
17,049	Highwoods Properties, Inc. (REIT)	500,729
9,540	Hilltop Holdings, Inc.*	117,151
2,149	Home Bancorp, Inc.*	26,218
3,364	Home Bancshares, Inc./AR	68,121
4,019	Home Federal Bancorp, Inc./ID	45,214
7,920	Home Properties, Inc. (REIT)	300,722
9,427	Horace Mann Educators Corp.	115,481
4,950	Iberiabank Corp.	239,877
1,566	Independence Holding Co.	9,490
5,033	Independent Bank Corp./MA	116,615
984	IndyMac Bancorp, Inc.*	98
3,300	Infinity Property & Casualty Corp.	145,101
16,898	Inland Real Estate Corp. (REIT)	141,605
1,126	International Assets Holding Corp.*	18,376
12,549	International Bancshares Corp.	193,757
11,315	Investors Bancorp, Inc.*	104,551
15,274	Investors Real Estate Trust (REIT)	141,437
13,466	IPC Holdings Ltd.	436,568
23,976	iStar Financial, Inc. (REIT)*	50,589
3,521	JMP Group, Inc.	36,090
1,017	Kansas City Life Insurance Co.	36,358
2,432	Kayne Anderson Energy Development Co.	28,308
8,386	KBW, Inc.*	240,007
4,368	Kearny Financial Corp.	47,830
731	Kentucky First Federal Bancorp	10,044
964	K-Fed Bancorp	8,425
10,385	Kilroy Realty Corp. (REIT)	287,768
11,137	Kite Realty Group Trust (REIT)	40,539
22,374	Knight Capital Group, Inc., Class A*	450,165
4,401	Kohlberg Capital Corp.	20,949
13,331	LaBranche & Co., Inc.*	51,458
4,923	Lakeland Bancorp, Inc.	43,618
2,988	Lakeland Financial Corp.	59,431
15,296	LaSalle Hotel Properties (REIT)	253,149
1,773	Legacy Bancorp, Inc.	19,538
21,119	Lexington Realty Trust (REIT)	98,414
1,768	Life Partners Holdings, Inc.	30,304
5,578	LTC Properties, Inc. (REIT)	142,072
12,011	Maiden Holdings Ltd.	91,764
1,702	Main Street Capital Corp.	22,330
4,846	MainSource Financial Group, Inc.	31,208
7,635	MarketAxess Holdings, Inc.*	84,672
11,105	Max Capital Group Ltd.	227,208
8,503	MB Financial, Inc.	117,767
15,735	MCG Capital Corp.*	47,677
13,827	Meadowbrook Insurance Group, Inc.	110,201
3,581	Medallion Financial Corp.	29,901
19,289	Medical Properties Trust, Inc. (REIT)	146,018
1,344	Mercer Insurance Group, Inc.	24,636
1,150	Merchants Bancshares, Inc.	27,600
2,348	Meridian Interstate Bancorp, Inc.*	21,766
1,121	Metro Bancorp, Inc.*	18,766

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
23,292	MF Global Ltd.*	$166,538
67,455	MFA Financial, Inc. (REIT)	534,244
30,108	MGIC Investment Corp.*	244,778
6,792	Mid-America Apartment Communities, Inc. (REIT)	297,354
1,103	Midsouth Bancorp, Inc.	17,549
4,250	Mission West Properties, Inc. (REIT)	29,325
4,767	Monmouth Real Estate Investment Corp., Class A (REIT)	33,274
20,778	Montpelier Re Holdings Ltd.	334,318
5,204	MVC Capital, Inc.	47,460
5,517	Nara Bancorp, Inc.	48,274
829	NASB Financial, Inc.	25,517
1,668	National Bankshares, Inc.	42,384
9,904	National Financial Partners Corp.	77,746
6,247	National Health Investors, Inc. (REIT)	206,776
1,470	National Interstate Corp.	26,313
23,007	National Penn Bancshares, Inc.	128,839
19,236	National Retail Properties, Inc. (REIT)	394,723
543	National Western Life Insurance Co., Class A	89,438
3,004	Navigators Group, Inc.*	155,908
8,244	NBT Bancorp, Inc.	186,314
4,636	Nelnet, Inc., Class A*	68,427
25,702	NewAlliance Bancshares, Inc.	302,256
6,661	NewStar Financial, Inc.*	18,384
5,205	NGP Capital Resources Co.	33,364
1,416	Northeast Community Bancorp, Inc.	10,054
4,662	Northfield Bancorp, Inc.	57,110
1,524	Northrim BanCorp, Inc.	23,012
14,274	NorthStar Realty Finance Corp. (REIT)	54,241
4,133	Northwest Bancorp, Inc.	84,726
451	Norwood Financial Corp.	14,657
1,153	NYMAGIC, Inc.	18,367
2,167	OceanFirst Financial Corp.	28,171
13,727	Ocwen Financial Corp.*	142,074
959	Ohio Valley Banc Corp.	27,734
15,984	Old National Bancorp/IN	170,070
483	Old Point Financial Corp.	8,211
2,579	Old Second Bancorp, Inc.	14,236
19,834	Omega Healthcare Investors, Inc. (REIT)	335,393
3	One Liberty Properties, Inc. (REIT)	23
2,274	Oppenheimer Holdings Inc., Class A	58,715
10,164	optionsXpress Holdings, Inc.	169,129
5,831	Oriental Financial Group, Inc.	78,952
2,433	Oritani Financial Corp.	32,456
1,233	Orrstown Financial Services, Inc.	45,041
11,235	Pacific Capital Bancorp N.A.	27,301
3,097	Pacific Continental Corp.	29,607
5,892	PacWest Bancorp	116,131
2,646	Park National Corp.	158,416
5,204	Parkway Properties, Inc./MD (REIT)	94,192
2,098	Peapack Gladstone Financial Corp.	35,435
5,071	PennantPark Investment Corp.	42,343
923	Penns Woods Bancorp, Inc.	29,545
9,291	Pennsylvania Real Estate Investment Trust (REIT)	61,599
4,694	Penson Worldwide, Inc.*	47,597
2,517	Peoples Bancorp, Inc./OH	39,794
911	Peoples Financial Corp./MS	17,109
13,090	PHH Corp.*	278,293
27,823	Phoenix Cos, Inc. (The)*	82,634
5,438	Pico Holdings, Inc.*	180,161
7,926	Pinnacle Financial Partners, Inc.*	119,445
4,738	Piper Jaffray Cos.*	240,122
12,314	Platinum Underwriters Holdings Ltd.	446,383
7,752	PMA Capital Corp., Class A*	42,714
17,557	PMI Group, Inc. (The)	58,640
644	Porter Bancorp, Inc.	11,540
3,692	Portfolio Recovery Associates, Inc.*	162,153
10,675	Post Properties, Inc. (REIT)	181,902
9,565	Potlatch Corp. (REIT)	278,342
5,216	Premierwest Bancorp	14,918
5,004	Presidential Life Corp.	49,540
4,452	Primus Guaranty Ltd.*	18,476
8,401	PrivateBancorp, Inc.	202,548
7,963	ProAssurance Corp.*	418,058
11,581	Prospect Capital Corp.	118,126
11,097	Prosperity Bancshares, Inc.	383,179
14,401	Provident Financial Services, Inc.	158,699
8,331	Provident New York Bancorp	76,729
900	Prudential Bancorp, Inc. of Pennsylvania	9,828
4,304	PS Business Parks, Inc. (REIT)	227,811
1,854	Pzena Investment Management, Inc., Class A	12,718
824	QC Holdings, Inc.	5,059
19,712	Radian Group, Inc.	180,759
15,624	RAIT Financial Trust (REIT)	44,685
3,798	Ramco-Gershenson Properties Trust (REIT)	39,955
18,652	Redwood Trust, Inc. (REIT)	298,992
5,072	Renasant Corp.	77,196
2,257	Republic Bancorp, Inc./KY, Class A	47,939
1,726	Republic First Bancorp, Inc.*	10,667
2,969	Resource America, Inc., Class A	15,112
5,000	Resource Capital Corp. (REIT)	21,600
1,538	Rewards Network, Inc.*	20,302
5,296	Riskmetrics Group, Inc.*	82,406
4,495	RLI Corp.	238,280
1,986	Rockville Financial, Inc.	26,573
2,000	Roma Financial Corp.	25,320
5,664	S&T Bancorp, Inc.	78,446
4,897	Safeguard Scientifics, Inc.*	54,596
3,190	Safety Insurance Group, Inc.	102,495
4,629	Sanders Morris Harris Group, Inc.	25,969
3,959	Sandy Spring Bancorp, Inc.	62,196
1,044	Santander BanCorp*	9,553
1,545	Saul Centers, Inc. (REIT)	50,352
3,042	SCBT Financial Corp.	78,027
5,219	SeaBright Insurance Holdings, Inc.*	52,242
12,713	Selective Insurance Group, Inc.	216,375
2,023	Shore Bancshares, Inc.	35,625
1,759	Sierra Bancorp	22,480
9,770	Signature Bank/NY*	296,617
3,373	Simmons First National Corp., Class A	95,017
3,528	Smithtown Bancorp, Inc.	47,769
41,020	South Financial Group, Inc. (The)	72,195
3,169	Southside Bancshares, Inc.	68,514
3,522	Southwest Bancorp, Inc./OK	45,539
5,457	Sovran Self Storage, Inc. (REIT)	160,381
3,444	State Auto Financial Corp.	59,133
3,511	State Bancorp, Inc./NY	28,369
5,464	StellarOne Corp.	76,387
4,358	Sterling Bancorp/NY	33,121

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19,825	Sterling Bancshares, Inc./TX	$157,609
12,612	Sterling Financial Corp./WA	26,737
4,129	Stewart Information Services Corp.	58,508
6,590	Stifel Financial Corp.*	371,017
18,042	Strategic Hotels & Resorts, Inc. (REIT)	24,718
2,310	Suffolk Bancorp	66,874
3,264	Sun Bancorp, Inc./NJ*	18,148
3,975	Sun Communities, Inc. (REIT)	70,993
18,094	Sunstone Hotel Investors, Inc. (REIT)	113,268
20,757	Susquehanna Bancshares, Inc.	121,221
7,937	SVB Financial Group*	315,496
5,793	SWS Group, Inc.	83,767
2,755	SY Bancorp, Inc.	61,244
9,691	Tanger Factory Outlet Centers (REIT)	364,575
2,611	Tejon Ranch Co.*	66,763
35	Teton Advisors, Inc., Class B^	—
8,572	Texas Capital Bancshares, Inc.*	141,867
4,994	Thomas Weisel Partners Group, Inc.*	22,123
6,399	TICC Capital Corp.	32,699
1,987	Tompkins Financial Corp.	86,832
838	Tower Bancorp, Inc.	22,442
9,733	Tower Group, Inc.	233,495
5,056	TowneBank/VA	63,908
8,018	TradeStation Group, Inc.*	57,489
330	Transcontinental Realty Investors, Inc.*	3,485
1,541	Tree.com, Inc.*	10,864
2,129	Triangle Capital Corp.	23,227
3,350	Trico Bancshares	56,749
18,344	TrustCo Bank Corp. NY	114,100
13,810	Trustmark Corp.	262,804
3,094	U.S. Global Investors, Inc., Class A	34,282
28,987	UCBH Holdings, Inc.	38,263
7,750	UMB Financial Corp.	310,232
2,106	UMH Properties, Inc. (REIT)	17,016
20,886	Umpqua Holdings Corp.	215,335
3,272	Union Bankshares Corp./VA	55,002
8,828	United America Indemnity Ltd., Class A*	54,998
9,191	United Bankshares, Inc.	180,419
10,281	United Community Banks, Inc./GA*	69,294
3,956	United Financial Bancorp, Inc.	48,619
5,331	United Fire & Casualty Co.	106,673
1,448	United Security Bancshares, Inc./AL	34,289
2,668	Universal Health Realty Income Trust (REIT)	89,618
3,178	Universal Insurance Holdings, Inc.	15,954
3,957	Univest Corp. of Pennsylvania	82,187
4,910	Urstadt Biddle Properties, Inc., Class A (REIT)	75,958
19,152	U-Store-It Trust (REIT)	123,913
2,442	ViewPoint Financial Group	30,574
1,396	Virtus Investment Partners, Inc.*	21,806
4,295	Walter Investment Management Corp. (REIT)	62,020
2,295	Washington Banking Co.	22,560
14,020	Washington Real Estate Investment Trust (REIT)	377,979
3,371	Washington Trust Bancorp, Inc.	58,824
1,715	Waterstone Financial, Inc.*	8,232
16,396	Webster Financial Corp.	214,296
5,537	WesBanco, Inc.	81,283
3,749	West Bancorporation, Inc.	21,444
7,025	Westamerica Bancorporation	361,296
11,034	Western Alliance Bancorp*	80,879
7,508	Westfield Financial, Inc.	68,698
1,347	Westwood Holdings Group, Inc.	51,886
1,398	Wilber Corp.	11,785
4,637	Wilshire Bancorp, Inc.	38,394
2,807	Winthrop Realty Trust (REIT)	25,684
5,770	Wintrust Financial Corp.	159,656
3,906	World Acceptance Corp.*	101,673
1,490	WSFS Financial Corp.	41,303
3,882	Yadkin Valley Financial Corp.	24,107
8,986	Zenith National Insurance Corp.	242,263
		42,272,262
	Health Care - 11.7%

5,271	Abaxis, Inc.*	140,209
7,408	Abiomed, Inc.*	61,338
6,561	Accelrys, Inc.*	37,660
9,541	Accuray, Inc.*	61,253
9,149	Acorda Therapeutics, Inc.*	206,950
1,965	Acura Pharmaceuticals, Inc.*	11,338
11,152	Adolor Corp.*	18,289
3,319	Affymax, Inc.*	75,607
17,014	Affymetrix, Inc.*	131,348
2,614	Air Methods Corp.*	89,216
13,573	Akorn, Inc.*	17,781
5,626	Albany Molecular Research, Inc.*	45,346
14,029	Align Technology, Inc.*	187,989
22,746	Alkermes, Inc.*	205,851
6,315	Alliance HealthCare Services, Inc.*	34,922
10,827	Allied Healthcare International, Inc.*	27,176
5,265	Allion Healthcare, Inc.*	37,118
15,012	Allos Therapeutics, Inc.*	110,338
1,728	Almost Family, Inc.*	47,641
8,670	Alnylam Pharmaceuticals, Inc.*	193,514
7,932	Alphatec Holdings, Inc.*	36,329
4,097	AMAG Pharmaceuticals, Inc.*	168,141
6,582	Amedisys, Inc.*	293,162
1,988	America Service Group, Inc.	36,261
2,546	American Caresource Holdings, Inc.*	10,031
3,688	American Dental Partners, Inc.*	47,649
17,765	American Medical Systems Holdings, Inc.*	270,739
12,729	AMERIGROUP Corp.*	301,041
8,476	AMICAS, Inc.*	30,090
3,646	Amicus Therapeutics, Inc.*	35,840
7,853	AMN Healthcare Services, Inc.*	77,509
7,378	Amsurg Corp.*	149,773
3,080	Analogic Corp.	109,494
5,879	Angiodynamics, Inc.*	76,133
3,421	Ardea Biosciences, Inc.*	60,689
22,293	Arena Pharmaceuticals, Inc.*	103,662
26,188	Ariad Pharmaceuticals, Inc.*	57,352
9,963	Arqule, Inc.*	53,999
11,579	Array Biopharma, Inc.*	47,705
5,007	ARYx Therapeutics, Inc.*	17,224
4,192	Aspect Medical Systems, Inc.*	26,955
2,420	Assisted Living Concepts, Inc., Class A*	48,957
8,061	athenahealth, Inc.*	324,294
362	Atrion Corp.	49,594
11,407	ATS Medical, Inc.*	30,685
10,275	Auxilium Pharmaceuticals, Inc.*	295,817

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14,612	AVANIR Pharmaceuticals, Inc., Class A*	$28,055
23,096	AVI BioPharma, Inc.*	39,494
5,157	BioCryst Pharmaceuticals, Inc.*	64,308
3,660	Biodel, Inc.*	18,629
2,448	BioDelivery Sciences International, Inc.*	11,799
3,283	BioMimetic Therapeutics, Inc.*	38,641
2,846	Bio-Reference Labs, Inc.*	94,601
9,334	BioScrip, Inc.*	54,884
869	Biospecifics Technologies Corp.*	22,577
7,792	BMP Sunstone Corp.*	31,168
4,097	Bovie Medical Corp.*	34,661
11,767	Bruker Corp.*	119,435
5,920	Cadence Pharmaceuticals, Inc.*	64,587
7,033	Cambrex Corp.*	38,470
3,011	Cantel Medical Corp.*	40,468
5,422	Capital Senior Living Corp.*	29,225
2,492	Caraco Pharmaceutical Laboratories Ltd.*	10,043
4,812	Cardiac Science Corp.*	15,158
5,717	CardioNet, Inc.*	41,162
2,164	Cardiovascular Systems, Inc.*	18,221
9,363	Cardium Therapeutics, Inc.*	17,602
8,825	Catalyst Health Solutions, Inc.*	252,042
19,692	Celera Corp.*	128,786
129,019	Cell Therapeutics, Inc.*	212,881
2,460	Celldex Therapeutics, Inc.*	14,120
10,362	Centene Corp.*	179,366
13,943	Cepheid, Inc.*	167,177
6,326	Chelsea Therapeutics International, Inc.*	35,805
5,435	Chemed Corp.	236,640
3,204	Chindex International, Inc.*	43,382
7,195	Clarient, Inc.*	28,276
2,753	Clinical Data, Inc.*	43,415
2,341	Computer Programs & Systems, Inc.	90,597
7,345	Conceptus, Inc.*	133,091
6,989	Conmed Corp.*	124,614
7,046	Continucare Corp.*	20,011
1,567	Cornerstone Therapeutics, Inc.*	10,201
1,788	Corvel Corp.*	53,747
7,407	Cross Country Healthcare, Inc.*	68,218
6,804	CryoLife, Inc.*	50,690
13,870	Cubist Pharmaceuticals, Inc.*	286,832
15,320	Curis, Inc.*	32,325
3,198	Cutera, Inc.*	27,951
6,579	Cyberonics, Inc.*	98,948
2,353	Cynosure, Inc., Class A*	25,765
9,160	Cypress Bioscience, Inc.*	63,754
10,518	Cytokinetics, Inc.*	33,342
7,034	Cytori Therapeutics, Inc.*	21,313
5,456	Delcath Systems, Inc.*	19,642
12,326	Depomed, Inc.*	38,457
11,049	DexCom, Inc.*	86,293
4,256	Dionex Corp.*	255,956
28,816	Discovery Laboratories, Inc.*	14,408
19,777	Durect Corp.*	48,256
16,045	Dyax Corp.*	58,404
13,520	Eclipsys Corp.*	226,595
4,834	Electro-Optical Sciences, Inc.*	47,615
2,392	Emergency Medical Services Corp., Class A*	108,477
3,926	Emergent Biosolutions, Inc.*	72,749
4,767	Emeritus Corp.*	85,949
11,620	Endologix, Inc.*	52,639
2,645	Ensign Group, Inc. (The)	36,686
3,665	EnteroMedics, Inc.*	11,801
7,929	Enzo Biochem, Inc.*	40,359
10,902	Enzon Pharmaceuticals, Inc.*	78,167
10,245	eResearchTechnology, Inc.*	64,441
17,915	ev3, Inc.*	228,237
1,957	Exactech, Inc.*	29,101
25,620	Exelixis, Inc.*	145,778
5,908	Facet Biotech Corp.*	59,316
3,385	Genomic Health, Inc.*	67,734
4,053	Genoptix, Inc.*	116,281
6,965	Gentiva Health Services, Inc.*	153,578
21,433	Geron Corp.*	152,174
5,580	Greatbatch, Inc.*	120,137
4,593	GTx, Inc.*	43,220
6,168	Haemonetics Corp.*	324,684
16,282	Halozyme Therapeutics, Inc.*	121,138
6,076	Hanger Orthopedic Group, Inc.*	85,125
6,099	Hansen Medical, Inc.*	20,798
5,906	Harvard Bioscience, Inc.*	19,962
5,721	Health Grades, Inc.*	25,973
21,253	HealthSouth Corp.*	331,759
11,781	Healthspring, Inc.*	155,863
8,109	Healthways, Inc.*	106,066
1,300	HeartWare International, Inc.*	35,308
28,274	Hemispherx Biopharma, Inc.*	62,768
1,950	Hi-Tech Pharmacal Co., Inc.*	29,464
6,225	HMS Holdings Corp.*	234,122
2,781	Home Diagnostics, Inc.*	16,658
39,172	Human Genome Sciences, Inc.*	774,822
3,059	ICU Medical, Inc.*	113,764
7,503	Idenix Pharmaceuticals, Inc.*	22,959
5,204	Idera Pharmaceuticals, Inc.*	39,498
5,242	I-Flow Corp.*	47,178
16,953	Immucor, Inc.*	306,680
12,301	Immunogen, Inc.*	89,674
15,715	Immunomedics, Inc.*	86,590
14,599	Impax Laboratories, Inc.*	110,806
17,196	Incyte Corp.*	113,322
4,312	Infinity Pharmaceuticals, Inc.*	30,184
30,078	Insmed, Inc.*	26,469
14,772	Inspire Pharmaceuticals, Inc.*	88,189
6,261	Insulet Corp.*	57,664
4,532	Integra LifeSciences Holdings Corp.*	153,136
9,192	InterMune, Inc.*	139,535
6,953	Invacare Corp.	150,602
8,051	inVentiv Health, Inc.*	128,011
3,873	IPC The Hospitalist Co., Inc.*	114,408
4,315	IRIS International, Inc.*	44,358
22,413	Isis Pharmaceuticals, Inc.*	361,746
7,993	ISTA Pharmaceuticals, Inc.*	43,722
12,086	Javelin Pharmaceuticals, Inc.*	21,513
3,574	Kendle International, Inc.*	46,962
1,976	Kensey Nash Corp.*	51,593
9,388	Kindred Healthcare, Inc.*	134,061
8,968	KV Pharmaceutical Co., Class A*	20,537
2,250	Landauer, Inc.	123,840
2,431	Lannett Co., Inc.*	20,931
3,962	LCA-Vision, Inc.*	21,474
19,237	Lexicon Pharmaceuticals, Inc.*	29,048
3,648	LHC Group, Inc.*	89,194
2,226	Life Sciences Research, Inc.*	17,274
27,270	Ligand Pharmaceuticals, Inc., Class B*	65,448
9,967	Luminex Corp.*	152,296
8,495	Magellan Health Services, Inc.*	272,605

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,169	MAKO Surgical Corp.*	$35,645
13,910	MannKind Corp.*	108,359
2,174	MAP Pharmaceuticals, Inc.*	19,218
7,980	Martek Biosciences Corp.*	195,909
12,208	Masimo Corp.*	306,665
2,276	Matrixx Initiatives, Inc.*	12,268
6,084	Maxygen, Inc.*	43,075
30,938	Medarex, Inc.*	495,008
9,491	MedAssets, Inc.*	211,934
3,577	Medcath Corp.*	32,622
3,398	Medical Action Industries, Inc.*	42,577
12,693	Medicines Co. (The)*	96,721
14,163	Medicis Pharmaceutical Corp., Class A	261,591
6,908	Medivation, Inc.*	174,911
2,205	MedQuist, Inc.*	17,662
6,613	Merge Healthcare, Inc.*	21,162
9,752	Meridian Bioscience, Inc.	235,023
6,720	Merit Medical Systems, Inc.*	121,296
4,668	Metabolix, Inc.*	45,280
9,722	Metropolitan Health Networks, Inc.*	21,000
13,804	Micromet, Inc.*	87,517
3,791	Micrus Endovascular Corp.*	43,369
8,763	MiddleBrook Pharmaceuticals, Inc.*	9,902
4,082	Molecular Insight Pharmaceuticals, Inc.*	20,410
3,184	Molina Healthcare, Inc.*	64,476
8,468	Momenta Pharmaceuticals, Inc.*	83,833
2,593	MWI Veterinary Supply, Inc.*	96,486
5,746	Myriad Pharmaceuticals, Inc.*	25,857
12,389	Nabi Biopharmaceuticals*	37,786
2,477	Nanosphere, Inc.*	19,841
1,925	National Healthcare Corp.	73,573
399	National Research Corp.	9,775
6,735	Natus Medical, Inc.*	95,974
22,276	Nektar Therapeutics*	184,668
3,182	Neogen Corp.*	89,096
9,400	Neurocrine Biosciences, Inc.*	28,106
2,486	NeurogesX, Inc.*	18,496
5,086	Nighthawk Radiology Holdings, Inc.*	31,686
4,807	NovaMed, Inc.*	20,334
14,889	Novavax, Inc.*	89,930
11,433	NPS Pharmaceuticals, Inc.*	47,676
8,773	NuVasive, Inc.*	351,534
5,538	NxStage Medical, Inc.*	34,225
4,154	Obagi Medical Products, Inc.*	39,463
7,923	Odyssey HealthCare, Inc.*	102,048
7,601	Omnicell, Inc.*	83,459
1,047	OncoGenex Pharmaceutical, Inc.*	42,048
14,854	Onyx Pharmaceuticals, Inc.*	476,368
10,520	Opko Health, Inc.*	24,512
6,893	Optimer Pharmaceuticals, Inc.*	89,816
11,040	OraSure Technologies, Inc.*	29,146
6,392	Orexigen Therapeutics, Inc.*	50,625
4,116	Orthofix International N.V.*	112,655
15,913	Orthovita, Inc.*	67,153
4,031	Osiris Therapeutics, Inc.*	58,933
10,024	Owens & Minor, Inc.	443,562
8,868	OXiGENE, Inc.*	12,681
8,362	Pain Therapeutics, Inc.*	42,646
4,342	Palomar Medical Technologies, Inc.*	60,267
8,372	Par Pharmaceutical Cos., Inc.*	171,207
13,847	Parexel International Corp.*	177,657
28,754	PDL BioPharma, Inc.	260,224
5,034	Pharmasset, Inc.*	92,928
7,338	PharMerica Corp.*	147,127
10,380	Phase Forward, Inc.*	133,487
5,546	Poniard Pharmaceuticals, Inc.*	45,921
6,293	Pozen, Inc.*	42,352
6,436	Progenics Pharmaceuticals, Inc.*	33,918
8,325	Protalix BioTherapeutics, Inc.*	53,280
2,540	Providence Service Corp. (The)*	28,854
14,290	PSS World Medical, Inc.*	292,088
13,535	Psychiatric Solutions, Inc.*	362,603
5,674	Quality Systems, Inc.	305,488
13,814	Questcor Pharmaceuticals, Inc.*	80,259
6,200	Quidel Corp.*	95,728
7,020	RadNet, Inc.*	15,163
15,171	Regeneron Pharmaceuticals, Inc.*	344,837
4,429	RehabCare Group, Inc.*	92,965
7,387	Repligen Corp.*	37,083
2,275	Repros Therapeutics, Inc.*	2,389
6,063	Res-Care, Inc.*	87,974
8,833	Rigel Pharmaceuticals, Inc.*	62,273
2,410	Rochester Medical Corp.*	29,522
3,402	Rockwell Medical Technologies, Inc.*	27,250
13,057	RTI Biologics, Inc.*	59,409
11,595	Salix Pharmaceuticals Ltd.*	145,053
9,891	Sangamo Biosciences, Inc.*	69,336
12,475	Santarus, Inc.*	39,670
14,636	Savient Pharmaceuticals, Inc.*	203,294
8,599	Sciclone Pharmaceuticals, Inc.*	41,791
20,028	Seattle Genetics, Inc.*	245,343
14,714	Sequenom, Inc.*	94,022
6,236	SIGA Technologies, Inc.*	45,647
4,080	Sirona Dental Systems, Inc.*	107,875
4,675	Skilled Healthcare Group, Inc., Class A*	35,343
2,899	Somanetics Corp.*	37,919
4,123	SonoSite, Inc.*	95,942
7,743	Spectranetics Corp.*	45,142
8,894	Spectrum Pharmaceuticals, Inc.*	75,599
24,838	StemCells, Inc.*	40,486
6,283	Stereotaxis, Inc.*	22,116
14,070	STERIS Corp.	408,311
2,588	Sucampo Pharmaceuticals, Inc., Class A*	14,519
10,492	Sun Healthcare Group, Inc.*	86,454
10,889	Sunrise Senior Living, Inc.*	24,065
14,221	SuperGen, Inc.*	39,961
3,708	SurModics, Inc.*	84,876
8,616	Symmetry Medical, Inc.*	94,948
2,776	Synovis Life Technologies, Inc.*	43,666
3,935	Synta Pharmaceuticals Corp.*	11,136
12,824	Theravance, Inc.*	199,670
13,590	Thoratec Corp.*	356,602
11,094	TomoTherapy, Inc.*	37,165
3,157	TranS1, Inc.*	14,869
1,508	Transcend Services, Inc.*	23,977
4,943	Triple-S Management Corp., Class B*	91,643
2,796	U.S. Physical Therapy, Inc.*	40,598
6,508	Universal American Corp.*	59,743
773	Utah Medical Products, Inc.	21,497
6,415	Vanda Pharmaceuticals, Inc.*	87,629
6,938	Varian, Inc.*	355,364
3,895	Vascular Solutions, Inc.*	29,446
10,261	Vical, Inc.*	47,303
18,630	Viropharma, Inc.*	149,040

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,516	Virtual Radiologic Corp.*	$17,510
3,461	Vital Images, Inc.*	43,989
16,781	Vivus, Inc.*	103,874
11,627	Volcano Corp.*	166,266
10,162	WellCare Health Plans, Inc.*	246,632
7,884	West Pharmaceutical Services, Inc.	316,858
9,153	Wright Medical Group, Inc.*	148,645
7,175	XenoPort, Inc.*	130,800
1,311	Young Innovations, Inc.	30,782
5,075	Zoll Medical Corp.*	91,248
9,021	Zymogenetics, Inc.*	53,043
		29,855,268
	Industrials - 12.7%

4,261	3D Systems Corp.*	34,855
5,282	A. O. Smith Corp.	200,980
3,003	AAON, Inc.	62,703
9,314	AAR Corp.*	158,431
11,061	ABM Industries, Inc.	248,098
7,693	Acacia Research - Acacia Technologies*	69,083
13,129	ACCO Brands Corp.*	73,522
5,961	Aceto Corp.	39,879
16,295	Actuant Corp., Class A	230,248
10,370	Acuity Brands, Inc.	332,981
5,073	Administaff, Inc.	122,462
12,437	Advanced Battery Technologies, Inc.*	50,121
3,729	Advisory Board Co. (The)*	98,557
3,198	Aerovironment, Inc.*	89,960
13,375	Air Transport Services Group, Inc.*	39,590
11,290	Aircastle Ltd.	106,126
28,866	Airtran Holdings, Inc.*	191,959
1,534	Alamo Group, Inc.	22,013
8,758	Alaska Air Group, Inc.*	220,964
6,506	Albany International Corp., Class A	111,838
3,692	Allegiant Travel Co.*	144,689
6,417	Altra Holdings, Inc.*	61,603
2,152	Amerco, Inc.*	97,916
2,178	American Commercial Lines, Inc.*	46,609
4,368	American Ecology Corp.	79,847
2,220	American Railcar Industries, Inc.	22,178
8,752	American Reprographics Co.*	79,993
2,192	American Science & Engineering, Inc.	135,005
10,449	American Superconductor Corp.*	337,607
2,479	American Woodmark Corp.	49,778
2,215	Ameron International Corp.	179,349
2,045	Ampco-Pittsburgh Corp.	48,835
306	Amrep Corp.*	3,602
6,119	APAC Customer Services, Inc.*	33,532
6,717	Apogee Enterprises, Inc.	88,664
10,170	Applied Industrial Technologies, Inc.	209,807
3,127	Applied Signal Technology, Inc.	79,645
1,783	Argan, Inc.*	24,516
3,251	Argon ST, Inc.*	64,955
6,088	Arkansas Best Corp.	194,207
3,745	Ascent Solar Technologies, Inc.*	21,047
4,357	Astec Industries, Inc.*	110,363
2,225	Astronics Corp.*	19,424
4,759	ATC Technology Corp.*	99,558
4,119	Atlas Air Worldwide Holdings, Inc.*	102,728
24,496	Avis Budget Group, Inc.*	238,346
2,309	Axsys Technologies, Inc.*	124,686
2,923	AZZ, Inc.*	100,610
3,565	Badger Meter, Inc.	129,017
11,205	Baldor Electric Co.	314,524
11,207	Barnes Group, Inc.	164,631
1,847	Barrett Business Services, Inc.	19,264
10,849	Beacon Roofing Supply, Inc.*	182,480
11,209	Belden, Inc.	234,604
9,226	Blount International, Inc.*	84,602
2,791	BlueLinx Holdings, Inc.*	15,155
9,214	Bowne & Co., Inc.	64,498
11,528	Brady Corp., Class A	341,575
11,989	Briggs & Stratton Corp.	211,486
7,552	Broadwind Energy, Inc.*	57,093
3,905	Builders FirstSource, Inc.*	30,029
2,338	CAI International, Inc.*	14,706
2,184	Cascade Corp.	55,648
10,548	CBIZ, Inc.*	75,524
2,932	CDI Corp.	44,537
5,319	Celadon Group, Inc.*	52,073
11,631	Cenveo, Inc.*	59,434
6,208	Ceradyne, Inc.*	116,214
6,838	Chart Industries, Inc.*	127,597
1,464	Chase Corp.	16,690
9,066	China BAK Battery, Inc.*	25,747
3,373	China Fire & Security Group, Inc.*	51,674
4,084	CIRCOR International, Inc.	105,408
12,253	CLARCOR, Inc.	392,831
5,160	Clean Harbors, Inc.*	304,543
5,699	Colfax Corp.*	60,409
4,583	Columbus McKinnon Corp.*	56,371
9,309	Comfort Systems USA, Inc.	110,498
3,566	COMSYS IT Partners, Inc.*	26,674
2,353	Consolidated Graphics, Inc.*	48,613
2,656	Cornell Cos., Inc.*	53,359
8,203	Corporate Executive Board Co. (The)	197,282
4,783	CoStar Group, Inc.*	181,515
2,428	Courier Corp.	39,091
2,622	CRA International, Inc.*	73,232
3,757	Cubic Corp.	133,449
10,885	Curtiss-Wright Corp.	354,524
12,300	Deluxe Corp.	205,533
5,742	Diamond Management & Technology Consultants, Inc.	35,945
3,542	DigitalGlobe, Inc.*	71,053
5,220	Dollar Thrifty Automotive Group, Inc.*	103,565
2,515	Ducommun, Inc.	45,421
1,861	DXP Enterprises, Inc.*	19,745
9,386	Dycom Industries, Inc.*	105,311
2,337	Dynamex, Inc.*	38,350
3,093	Dynamic Materials Corp.	50,076
5,954	DynCorp International, Inc., Class A*	102,290
14,915	Eagle Bulk Shipping, Inc.	75,022
1,436	Eastern Co., (The)	23,680
15,840	EMCOR Group, Inc.*	367,013
4,373	Encore Wire Corp.	103,553
11,501	Ener1, Inc.*	73,376
11,009	Energy Conversion Devices, Inc.*	123,191
8,075	Energy Recovery, Inc.*	42,475
18,172	EnergySolutions, Inc.	161,367
3,377	EnerNOC, Inc.*	90,976
9,711	EnerSys*	193,152
6,229	Ennis, Inc.	84,901
4,805	EnPro Industries, Inc.*	103,404
6,308	ESCO Technologies, Inc.*	233,774
7,146	Esterline Technologies Corp.*	220,954

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
45,197	Evergreen Solar, Inc.*	$76,383
3,279	Exponent, Inc.*	92,730
11,720	Federal Signal Corp.	83,798
2,589	First Advantage Corp., Class A*	45,385
3,962	Flanders Corp.*	19,810
9,062	Flow International Corp.*	19,393
16,835	Force Protection, Inc.*	89,226
6,965	Forward Air Corp.	160,752
3,069	Franklin Covey Co.*	17,002
5,551	Franklin Electric Co., Inc.	174,912
2,870	FreightCar America, Inc.	54,760
4,255	Fuel Tech, Inc.*	43,486
15,697	FuelCell Energy, Inc.*	57,294
8,810	Furmanite Corp.*	32,245
3,807	Fushi Copperweld, Inc.*	29,733
4,450	G&K Services, Inc., Class A	104,575
6,197	Genco Shipping & Trading Ltd.	120,036
12,123	GenCorp, Inc.*	53,462
8,935	Genesee & Wyoming, Inc., Class A*	280,380
12,304	Geo Group, Inc. (The)*	225,409
4,466	GeoEye, Inc.*	113,079
6,495	Gibraltar Industries, Inc.	78,200
3,454	Gorman-Rupp Co. (The)	81,342
3,793	GP Strategies Corp.*	27,879
28,944	GrafTech International Ltd.*	411,873
2,431	Graham Corp.	33,110
8,247	Granite Construction, Inc.	264,729
9,630	Great Lakes Dredge & Dock Corp.	62,980
4,023	Greenbrier Cos., Inc.	51,776
10,456	Griffon Corp.*	110,520
7,576	GT Solar International, Inc.*	38,865
6,571	H&E Equipment Services, Inc.*	65,841
3,620	Harbin Electric, Inc.*	44,924
12,419	Hawaiian Holdings, Inc.*	90,907
10,420	Healthcare Services Group, Inc.	184,226
12,136	Heartland Express, Inc.	171,846
5,559	HEICO Corp.	206,017
4,082	Heidrick & Struggles International, Inc.	85,804
615	Heritage-Crystal Clean, Inc.*	7,589
3,263	Herley Industries, Inc.*	39,841
12,946	Herman Miller, Inc.	209,984
23,235	Hexcel Corp.*	252,797
5,983	Hill International, Inc.*	35,539
10,802	HNI Corp.	232,027
7,263	Horizon Lines, Inc., Class A	39,365
4,247	Houston Wire & Cable Co.	48,883
8,940	HUB Group, Inc., Class A*	196,054
1,545	Hurco Cos., Inc.*	25,755
5,180	Huron Consulting Group, Inc.*	97,488
2,119	ICF International, Inc.*	57,955
2,204	ICT Group, Inc.*	24,244
5,991	II-VI, Inc.*	160,319
5,919	Innerworkings, Inc.*	33,975
9,347	Insituform Technologies, Inc., Class A*	178,995
4,218	Insteel Industries, Inc.	48,170
1,432	Integrated Electrical Services, Inc.*	11,943
11,682	Interface, Inc., Class A	77,218
7,810	Interline Brands, Inc.*	130,505
1,321	International Shipholding Corp.	39,604
60,964	JetBlue Airways Corp.*	354,201
6,629	John Bean Technologies Corp.	110,638
2,952	Kadant, Inc.*	34,332
6,171	Kaman Corp.	127,925
7,997	Kaydon Corp.	266,940
6,299	Kelly Services, Inc., Class A	72,313
6,890	Kforce, Inc.*	77,168
7,709	Kimball International, Inc., Class B	49,029
13,756	Knight Transportation, Inc.	226,836
11,317	Knoll, Inc.	108,983
10,764	Korn/Ferry International*	148,866
598	K-Tron International, Inc.*	50,364
2,441	L.B. Foster Co., Class A*	72,791
3,035	LaBarge, Inc.*	31,352
3,827	Ladish Co., Inc.*	56,027
966	Lawson Products, Inc.	17,465
4,681	Layne Christensen Co.*	120,770
2,962	Lindsay Corp.	122,953
2,066	LMI Aerospace, Inc.*	19,028
4,522	LSI Industries, Inc.	33,463
2,583	M&F Worldwide Corp.*	50,678
3,700	Marten Transport Ltd.*	62,752
12,535	MasTec, Inc.*	118,581
5,711	Mcgrath Rentcorp	112,335
7,974	Metalico, Inc.*	32,374
3,514	Met-Pro Corp.	34,753
1,889	Michael Baker Corp.*	63,244
18,331	Microvision, Inc.*	61,775
3,928	Middleby Corp.*	185,362
2,422	Miller Industries, Inc.*	24,511
6,418	Mine Safety Appliances Co.	171,553
8,536	Mobile Mini, Inc.*	151,343
10,243	Moog, Inc., Class A*	296,842
22,256	MPS Group, Inc.*	219,444
8,940	Mueller Industries, Inc.	216,259
27,828	Mueller Water Products, Inc., Class A	128,009
2,491	Multi-Color Corp.	34,749
4,147	MYR Group, Inc.*	85,014
1,291	NACCO Industries, Inc., Class A	75,524
12,010	Navigant Consulting, Inc.*	151,206
4,740	NCI Building Systems, Inc.*	12,751
8,085	Nordson Corp.	433,194
3,058	North American Galvanizing & Coating, Inc.*	17,339
2,223	Northwest Pipe Co.*	73,870
14,110	Odyssey Marine Exploration, Inc.*	26,245
6,694	Old Dominion Freight Line, Inc.*	239,511
663	Omega Flex, Inc.	11,483
8,697	On Assignment, Inc.*	34,788
13,578	Orbital Sciences Corp.*	200,819
4,197	Orion Energy Systems, Inc.*	13,137
6,441	Orion Marine Group, Inc.*	131,718
8,536	Otter Tail Corp.	201,364
8,407	Pacer International, Inc.	34,805
308	Patriot Transportation Holding, Inc.*	23,719
13,001	Perma-Fix Environmental Services*	31,982
3,991	Pike Electric Corp.*	44,340
3,148	PMFG, Inc.*	34,785
5,447	Polypore International, Inc.*	61,932
1,599	Portec Rail Products, Inc.	14,855
1,872	Powell Industries, Inc.*	70,799
18,527	Power-One, Inc.*	24,085
4,134	PowerSecure International, Inc.*	21,910
537	Preformed Line Products Co.	20,138
1,962	Primoris Services Corp.	14,009
9,062	Quanex Building Products Corp.	122,065
3,854	Raven Industries, Inc.	111,381
5,224	RBC Bearings, Inc.*	114,928
8,620	Regal-Beloit Corp.	391,865
8,291	Republic Airways Holdings, Inc.*	76,360

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,838	Resources Connection, Inc.*	$167,014
6,382	Robbins & Myers, Inc.	148,190
10,553	Rollins, Inc.	188,371
11,797	RSC Holdings, Inc.*	85,292
7,689	Rush Enterprises, Inc., Class A*	107,723
3,252	Saia, Inc.*	57,560
16,903	SatCon Technology Corp.*	33,299
2,701	Sauer-Danfoss, Inc.	15,072
3,609	Schawk, Inc.	40,890
4,522	School Specialty, Inc.*	103,056
80	Seaboard Corp.	88,320
9,173	Simpson Manufacturing Co., Inc.	235,746
13,391	Skywest, Inc.	206,891
1,606	SmartHeat, Inc.*	11,692
12,462	Spherion Corp.*	67,544
1,801	Standard Parking Corp.*	30,887
4,215	Standard Register Co. (The)	18,209
2,974	Standex International Corp.	50,885
2,762	Stanley, Inc.*	70,845
17,187	Steelcase, Inc., Class A	107,419
3,178	Sterling Construction Co., Inc.*	51,166
2,985	Sun Hydraulics Corp.	55,014
8,338	SYKES Enterprises, Inc.*	175,015
3,644	TAL International Group, Inc.	44,894
14,900	Taser International, Inc.*	67,795
3,223	TBS International Ltd., Class A*	26,332
4,534	Team, Inc.*	79,028
4,448	Tecumseh Products Co., Class A*	40,254
8,671	Teledyne Technologies, Inc.*	292,733
4,486	Tennant Co.	114,707
14,495	Tetra Tech, Inc.*	428,182
2,207	Textainer Group Holdings Ltd.	31,317
8,471	Titan International, Inc.	70,394
3,117	Titan Machinery, Inc.*	37,560
1,388	Todd Shipyards Corp.	22,208
7,113	Tredegar Corp.	106,553
3,708	Trex Co., Inc.*	70,489
3,701	Trimas Corp.*	17,987
4,012	Triumph Group, Inc.	174,522
10,541	TrueBlue, Inc.*	143,358
6,200	Tutor Perini Corp.*	121,644
2,047	Twin Disc, Inc.	25,976
34,642	UAL Corp.*	215,820
2,906	Ultralife Corp.*	17,523
5,194	Ultrapetrol Bahamas Ltd.*	25,035
463	United Capital Corp.*	10,089
14,471	United Rentals, Inc.*	132,989
5,706	United Stationers, Inc.*	260,707
4,616	Universal Forest Products, Inc.	190,641
1,408	Universal Truckload Services, Inc.	23,260
31,733	US Airways Group, Inc.*	107,892
1,871	USA Truck, Inc.*	24,922
12,084	Valence Technology, Inc.*	18,126
4,955	Viad Corp.	89,537
4,693	Vicor Corp.*	34,494
2,909	Volt Information Sciences, Inc.*	29,381
979	VSE Corp.	33,590
4,281	Waste Services, Inc.*	18,794
6,399	Watsco, Inc.	338,059
10,261	Watson Wyatt Worldwide, Inc., Class A	448,406
7,041	Watts Water Technologies, Inc., Class A	212,427
10,250	Werner Enterprises, Inc.	179,170
1,138	Willis Lease Finance Corp.*	13,758
14,513	Woodward Governor Co.	304,628
14,307	YRC Worldwide, Inc.*	31,905
		32,238,251
	Information Technology - 15.0%

93,257	3Com Corp.*	405,668
6,610	3PAR, Inc.*	58,432
8,430	ACI Worldwide, Inc.*	114,311
9,352	Acme Packet, Inc.*	76,312
6,289	Actel Corp.*	68,424
11,026	ActivIdentity Corp*	27,675
10,758	Actuate Corp.*	60,460
16,337	Acxiom Corp.*	148,993
29,314	Adaptec, Inc.*	86,183
23,252	ADC Telecommunications, Inc.*	197,875
13,298	Adtran, Inc.	302,397
10,331	Advanced Analogic Technologies, Inc.*	46,593
7,943	Advanced Energy Industries, Inc.*	83,084
3,678	Advent Software, Inc.*	142,302
3,672	Agilysys, Inc.	23,281
6,036	Airvana, Inc.*	39,174
5,342	American Software, Inc., Class A	33,655
26,299	Amkor Technology, Inc.*	145,696
15,203	Anadigics, Inc.*	58,532
3,496	Anaren, Inc.*	56,216
7,165	Anixter International, Inc.*	251,348
15,858	Applied Micro Circuits Corp.*	125,913
4,429	ArcSight, Inc.*	85,701
21,030	Ariba, Inc.*	241,004
29,820	Arris Group, Inc.*	395,413
30,466	Art Technology Group, Inc.*	123,083
14,172	Aruba Networks, Inc.*	129,107
7,024	AsiaInfo Holdings, Inc.*	120,953
14,696	Atheros Communications, Inc.*	406,197
7,547	ATMI, Inc.*	128,224
6,789	Avid Technology, Inc.*	88,461
10,663	Avocent Corp.*	174,020
2,475	Bel Fuse, Inc., Class B	41,828
15,710	Benchmark Electronics, Inc.*	257,644
8,541	BigBand Networks, Inc.*	33,225
4,220	Black Box Corp.	105,669
10,547	Blackbaud, Inc.	203,135
7,619	Blackboard, Inc.*	262,170
9,505	Blue Coat Systems, Inc.*	186,393
6,032	Bottomline Technologies, Inc.*	72,987
12,046	Brightpoint, Inc.*	88,418
15,475	Brooks Automation, Inc.*	100,588
5,635	Cabot Microelectronics Corp.*	194,689
7,211	CACI International, Inc., Class A*	331,418
6,211	Callidus Software, Inc.*	16,956
1,982	Cass Information Systems, Inc.	61,878
8,724	Cavium Networks, Inc.*	177,184
4,698	Ceva, Inc.*	40,920
9,356	Checkpoint Systems, Inc.*	155,965
6,495	China Information Security Technology, Inc.*	25,006
7,862	China Security & Surveillance Technology, Inc.*	51,103
2,084	China TransInfo Technology Corp.*	17,547
7,263	Chordiant Software, Inc.*	28,398
16,537	Ciber, Inc.*	64,494
15,702	Cirrus Logic, Inc.*	77,882
10,269	Cogent, Inc.*	107,825
9,544	Cognex Corp.	152,895
5,549	Cogo Group, Inc.*	29,965
5,218	Coherent, Inc.*	116,674
5,618	Cohu, Inc.	66,686

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,470	Communications Systems, Inc.	$17,346
10,017	CommVault Systems, Inc.*	183,211
4,048	Compellent Technologies, Inc.*	60,396
3,597	Computer Task Group, Inc.*	22,229
5,187	comScore, Inc.*	72,151
6,770	Comtech Telecommunications Corp.*	230,315
4,586	Comverge, Inc.*	51,088
9,573	Concur Technologies, Inc.*	338,501
5,767	Constant Contact, Inc.*	120,127
1,765	CPI International, Inc.*	16,556
8,230	Cray, Inc.*	60,161
8,453	CSG Systems International, Inc.*	127,387
8,123	CTS Corp.	71,970
16,628	Cybersource Corp.*	255,240
7,146	Cymer, Inc.*	251,396
8,063	Daktronics, Inc.	65,068
3,449	DDi Corp.*	14,003
9,038	DealerTrack Holdings, Inc.*	182,387
4,409	Deltek, Inc.*	31,701
4,831	DemandTec, Inc.*	40,919
4,990	DG FastChannel, Inc.*	86,527
3,788	Dice Holdings, Inc.*	22,160
5,926	Digi International, Inc.*	50,786
9,188	Digital River, Inc.*	324,520
7,673	Diodes, Inc.*	155,532
7,803	DivX, Inc.*	40,732
4,124	Double-Take Software, Inc.*	36,209
5,472	DSP Group, Inc.*	43,229
4,184	DTS, Inc.*	112,131
2,078	Dynamics Research Corp.*	28,635
25,439	Earthlink, Inc.*	211,652
1,629	Ebix, Inc.*	80,407
7,809	Echelon Corp.*	88,710
4,312	Electro Rent Corp.	43,939
6,575	Electro Scientific Industries, Inc.*	80,741
11,848	Electronics for Imaging, Inc.*	126,063
1,573	eLoyalty Corp.*	13,292
18,120	Emcore Corp.*	19,207
3,661	EMS Technologies, Inc.*	68,607
19,963	Emulex Corp.*	193,441
27,312	Entegris, Inc.*	109,248
12,702	Entropic Communications, Inc.*	38,868
11,367	Epicor Software Corp.*	71,612
7,791	EPIQ Systems, Inc.*	116,787
887	ePlus, Inc.*	14,015
11,708	Euronet Worldwide, Inc.*	276,543
8,473	Exar Corp.*	63,632
3,592	ExlService Holdings, Inc.*	43,104
21,372	Extreme Networks*	51,934
11,758	Fair Isaac Corp.	262,203
8,273	FalconStor Software, Inc.*	41,861
4,032	FARO Technologies, Inc.*	68,584
8,997	FEI Co.*	212,869
11,876	Formfactor, Inc.*	260,559
3,757	Forrester Research, Inc.*	88,440
14,259	Gartner, Inc.*	237,555
9,020	Global Cash Access Holdings, Inc.*	65,395
5,016	Globecomm Systems, Inc.*	37,971
3,847	GSE Systems, Inc.*	25,275
6,670	GSI Commerce, Inc.*	115,658
4,437	GSI Technology, Inc.*	16,639
9,270	Hackett Group, Inc. (The)*	24,287
23,024	Harmonic, Inc.*	151,958
14,197	Harris Stratex Networks, Inc., Class A*	86,034
9,016	Heartland Payment Systems, Inc.	112,790
5,153	Hittite Microwave Corp.*	177,366
2,142	Hughes Communications, Inc.*	55,713
3,879	i2 Technologies, Inc.*	58,185
2,753	ICx Technologies, Inc.*	13,077
5,465	iGate Corp.	36,397
7,148	Imation Corp.	61,473
1,885	Imergent, Inc.	12,630
6,729	Immersion Corp.*	25,570
20,206	Infinera Corp.*	141,442
8,220	infoGROUP, Inc.*	50,717
20,972	Informatica Corp.*	376,028
5,712	Information Services Group, Inc.*	22,734
8,424	Infospace, Inc.*	68,234
5,156	Innodata Isogen, Inc.*	26,811
11,035	Insight Enterprises, Inc.*	126,571
4,164	Integral Systems, Inc.*	26,108
5,121	Intellon Corp.*	25,759
3,036	Interactive Intelligence, Inc.*	52,280
10,520	InterDigital, Inc.*	220,499
14,929	Intermec, Inc.*	212,290
12,219	Internap Network Services Corp.*	36,901
6,596	Internet Brands, Inc., Class A*	48,085
8,838	Internet Capital Group, Inc.*	58,684
5,277	Intevac, Inc.*	61,635
12,118	Ipass, Inc.*	17,692
5,558	IPG Photonics Corp.*	67,363
6,219	Isilon Systems, Inc.*	35,759
7,555	Ixia*	46,161
5,699	IXYS Corp.	38,753
10,738	j2 Global Communications, Inc.*	229,471
20,168	Jack Henry & Associates, Inc.	470,116
6,359	JDA Software Group, Inc.*	122,983
5,421	Kenexa Corp.*	66,461
2,962	Keynote Systems, Inc.*	29,798
7,232	Knot, Inc. (The)*	73,043
16,238	Kopin Corp.*	62,516
16,440	Kulicke & Soffa Industries, Inc.*	86,474
3,363	KVH Industries, Inc.*	25,424
18,001	L-1 Identity Solutions, Inc.*	129,067
27,738	Lattice Semiconductor Corp.*	68,235
33,095	Lawson Software, Inc.*	203,865
7,908	Limelight Networks, Inc.*	26,413
13,812	Lionbridge Technologies, Inc.*	37,154
3,613	Liquidity Services, Inc.*	39,346
5,228	Littelfuse, Inc.*	130,909
9,932	LivePerson, Inc.*	40,920
4,846	LoopNet, Inc.*	38,720
2,577	Loral Space & Communications, Inc.*	53,189
5,545	Manhattan Associates, Inc.*	98,867
5,268	Mantech International Corp., Class A*	278,361
4,741	Marchex, Inc., Class B	20,292
4,211	MAXIMUS, Inc.	175,388
5,400	Maxwell Technologies, Inc.*	73,062
3,484	Measurement Specialties, Inc.*	36,861
3,730	MEMSIC, Inc.*	13,465
22,655	Mentor Graphics Corp.*	200,044
6,216	MercadoLibre, Inc.*	195,618
5,452	Mercury Computer Systems, Inc.*	51,903
9,089	Methode Electronics, Inc.	78,438
10,905	Micrel, Inc.	84,732
19,535	Microsemi Corp.*	275,639
2,178	MicroStrategy, Inc., Class A*	134,492
12,538	Microtune, Inc.*	24,825
10,832	MIPS Technologies, Inc.*	38,020
11,862	MKS Instruments, Inc.*	218,617

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,995	ModusLink Global Solutions, Inc.*	$78,944
19,862	MoneyGram International, Inc.*	52,833
8,150	Monolithic Power Systems, Inc.*	183,620
5,214	Monotype Imaging Holdings, Inc.*	42,703
37,117	Move, Inc.*	107,268
10,955	MSC.Software Corp.*	83,039
4,032	MTS Systems Corp.	107,009
2,365	Multi-Fineline Electronix, Inc.*	65,369
1,563	NCI, Inc., Class A*	45,874
9,314	Ness Technologies, Inc.*	56,257
9,192	Net 1 UEPS Technologies, Inc.*	175,475
11,348	Netezza Corp.*	108,941
8,274	Netgear, Inc.*	141,320
4,349	Netlogic Microsystems, Inc.*	190,965
5,925	Netscout Systems, Inc.*	67,901
4,016	NetSuite, Inc.*	55,059
7,021	Network Equipment Technologies, Inc.*	46,619
8,703	Newport Corp.*	61,704
12,130	NIC, Inc.	93,037
7,324	Novatel Wireless, Inc.*	70,677
1,124	NVE Corp.*	59,797
16,261	Omniture, Inc.*	232,695
12,046	Omnivision Technologies, Inc.*	176,233
6,114	Online Resources Corp.*	33,444
723	OpenTable, Inc.*	19,977
20,380	OpenTV Corp., Class A*	26,086
20,050	Openwave Systems, Inc.*	55,539
4,927	Oplink Communications, Inc.*	68,387
3,153	Opnet Technologies, Inc.	29,827
6,691	Opnext, Inc.*	17,530
3,746	OSI Systems, Inc.*	63,195
33,176	Palm, Inc.*	442,236
1,956	PAR Technology Corp.*	11,893
27,889	Parametric Technology Corp.*	370,924
4,927	Park Electrochemical Corp.	106,128
7,071	Parkervision, Inc.*	25,526
2,272	PC Connection, Inc.*	12,610
2,486	PC Mall, Inc.*	18,918
4,535	PC-Tel, Inc.*	26,757
3,613	Pegasystems, Inc.	110,666
6,880	Perficient, Inc.*	53,389
6,091	Pericom Semiconductor Corp.*	52,444
21,001	Perot Systems Corp., Class A*	349,667
3,696	Pervasive Software, Inc.*	17,741
8,426	Phoenix Technologies Ltd.*	30,586
10,110	Photronics, Inc.*	46,102
11,767	Plantronics, Inc.	281,114
9,496	Plexus Corp.*	239,109
8,088	PLX Technology, Inc.*	27,742
20,177	Polycom, Inc.*	475,975
5,732	Power Integrations, Inc.	187,723
31,765	Powerwave Technologies, Inc.*	39,389
9,602	Progress Software Corp.*	213,933
4,588	PROS Holdings, Inc.*	37,071
3,020	QAD, Inc.	12,322
50,591	Quantum Corp.*	62,227
14,713	Quest Software, Inc.*	242,617
15,980	Rackspace Hosting, Inc.*	206,781
6,606	Radiant Systems, Inc.*	70,816
5,617	Radisys Corp.*	41,004
9,772	RAE Systems, Inc.*	11,336
19,961	RealNetworks, Inc.*	70,662
1,562	Renaissance Learning, Inc.	15,479
63,978	RF Micro Devices, Inc.*	300,697
5,245	RightNow Technologies, Inc.*	65,982
2,254	Rimage Corp.*	36,289
13,173	Riverbed Technology, Inc.*	253,975
6,958	Rofin-Sinar Technologies, Inc.*	158,225
3,769	Rogers Corp.*	98,371
1,506	Rosetta Stone, Inc.*	33,207
3,019	Rubicon Technology, Inc.*	36,953
7,420	Rudolph Technologies, Inc.*	47,636
12,718	S1 Corp.*	79,996
5,917	Saba Software, Inc.*	20,177
20,300	Sapient Corp.*	148,799
8,697	SAVVIS, Inc.*	147,501
6,385	Scansource, Inc.*	178,716
7,661	Seachange International, Inc.*	68,489
5,458	Semitool, Inc.*	35,859
14,688	Semtech Corp.*	268,350
10,641	ShoreTel, Inc.*	67,038
6,403	Sigma Designs, Inc.*	90,474
7,190	Silicon Graphics International Corp.*	39,473
17,993	Silicon Image, Inc.*	54,699
19,127	Silicon Storage Technology, Inc.*	35,002
40,299	Skyworks Solutions, Inc.*	469,483
8,827	Smart Modular Technologies WWH, Inc.*	33,807
6,833	Smith Micro Software, Inc.*	78,921
2,920	SolarWinds, Inc.*	54,487
16,731	Solera Holdings, Inc.*	440,695
12,949	SonicWALL, Inc.*	96,988
49,635	Sonus Networks, Inc.*	104,730
5,328	Sourcefire, Inc.*	101,232
3,026	Spectrum Control, Inc.*	27,779
4,411	SPSS, Inc.*	219,668
10,031	SRA International, Inc., Class A*	199,316
2,794	SRS Labs, Inc.*	20,229
5,285	Standard Microsystems Corp.*	123,035
9,426	Starent Networks Corp.*	190,782
2,866	StarTek, Inc.*	22,154
5,947	STEC, Inc.*	241,032
4,867	Stratasys, Inc.*	70,036
8,913	SuccessFactors, Inc.*	105,797
5,512	Super Micro Computer, Inc.*	43,931
2,636	Supertex, Inc.*	68,114
11,158	support.com, Inc.*	26,221
4,900	Switch & Data Facilities Co., Inc.*	66,591
46,325	Sycamore Networks, Inc.*	140,828
10,501	Symmetricom, Inc.*	55,130
8,202	Symyx Technologies, Inc.*	50,688
8,256	Synaptics, Inc.*	212,840
4,564	Synchronoss Technologies, Inc.*	48,515
4,633	SYNNEX Corp.*	137,368
3,097	Syntel, Inc.	124,097
19,331	Take-Two Interactive Software, Inc.*	202,976
7,518	Taleo Corp., Class A*	136,001
9,865	Technitrol, Inc.	81,288
2,790	TechTarget, Inc.*	17,912
3,787	Techwell, Inc.*	33,932
16,021	Tekelec*	249,447
9,206	TeleCommunication Systems, Inc., Class A*	69,413
7,811	TeleTech Holdings, Inc.*	133,256
13,979	Terremark Worldwide, Inc.*	73,669
11,705	Tessera Technologies, Inc.*	294,147
16,259	THQ, Inc.*	89,587
42,245	TIBCO Software, Inc.*	374,713
4,219	Tier Technologies, Inc., Class B*	32,022
25,146	TiVo, Inc.*	246,682
6,064	TNS, Inc.*	157,421

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,334	Travelzoo, Inc.*	$16,128
15,145	Trident Microsystems, Inc.*	36,499
35,466	TriQuint Semiconductor, Inc.*	259,611
10,377	TTM Technologies, Inc.*	105,015
7,517	Tyler Technologies, Inc.*	114,484
5,861	Ultimate Software Group, Inc.*	154,555
5,682	Ultratech, Inc.*	61,536
3,422	Unica Corp.*	24,433
89,128	Unisys Corp.*	217,472
20,116	United Online, Inc.	140,812
7,033	Universal Display Corp.*	76,660
27,247	Utstarcom, Inc.*	44,685
20,932	Valueclick, Inc.*	214,553
6,424	VASCO Data Security International, Inc.*	55,632
7,733	Veeco Instruments, Inc.*	166,105
17,362	VeriFone Holdings, Inc.*	200,357
6,250	Viasat, Inc.*	151,438
3,895	Virage Logic Corp.*	18,696
3,174	Virtusa Corp.*	31,930
10,176	VistaPrint N.V.*	421,693
3,986	Vocus, Inc.*	67,204
5,449	Volterra Semiconductor Corp.*	96,502
6,351	Web.com Group, Inc.*	34,676
10,655	Websense, Inc.*	161,530
5,516	White Electronic Designs Corp.*	22,836
9,231	Wright Express Corp.*	290,961
6,241	X-Rite, Inc.*	12,607
15,240	Zix Corp.*	27,737
12,427	Zoran Corp.*	137,318
3,582	Zygo Corp.*	24,035
		38,229,146
	Materials - 3.5%

5,622	A. Schulman, Inc.	112,946
4,004	A.M. Castle & Co.	44,084
1,288	AEP Industries, Inc.*	49,343
11,226	Allied Nevada Gold Corp.*	90,818
5,669	AMCOL International Corp.	125,512
4,704	American Vanguard Corp.	41,207
6,027	Arch Chemicals, Inc.	176,109
4,413	Balchem Corp.	109,884
7,035	Boise, Inc.*	30,673
4,855	Brush Engineered Materials, Inc.*	107,684
9,302	Buckeye Technologies, Inc.*	93,764
1,814	Bway Holding Co.*	28,117
13,171	Calgon Carbon Corp.*	188,345
10,938	Century Aluminum Co.*	111,896
2,401	China Green Agriculture, Inc.*	29,748
7,452	China Precision Steel, Inc.*	18,705
2,733	Clearwater Paper Corp.*	126,128
18,148	Coeur d’Alene Mines Corp.*	274,761
2,556	Deltic Timber Corp.	130,560
9,995	Domtar Corp.*	354,123
10,812	Ferro Corp.	85,199
15,330	General Moly, Inc.*	42,004
4,298	General Steel Holdings, Inc.*	16,118
2,094	GenTek, Inc.*	57,438
10,955	Glatfelter	114,261
26,880	Graphic Packaging Holding Co.*	57,254
11,693	H.B. Fuller Co.	230,820
2,098	Hawkins, Inc.	44,582
2,897	Haynes International, Inc.*	78,538
12,189	Headwaters, Inc.*	46,806
52,449	Hecla Mining Co.*	156,298
8,485	Horsehead Holding Corp.*	95,032
6,633	ICO, Inc.*	27,195
4,146	Innophos Holdings, Inc.	79,147
5,688	Innospec, Inc.	77,812
3,710	Kaiser Aluminum Corp.	119,944
4,943	KapStone Paper and Packaging Corp.*	33,958
4,918	Koppers Holdings, Inc.	134,261
6,315	Landec Corp.*	38,585
24,967	Louisiana-Pacific Corp.*	188,002
4,151	LSB Industries, Inc.*	64,091
4,507	Minerals Technologies, Inc.	202,094
7,580	Myers Industries, Inc.	77,695
3,526	Neenah Paper, Inc.	40,020
2,422	NewMarket Corp.	201,317
1,638	NL Industries, Inc.	11,237
18,754	Olin Corp.	313,942
2,179	Olympic Steel, Inc.	58,680
7,356	OM Group, Inc.*	200,157
10,550	Omnova Solutions, Inc.*	49,796
15,279	Paramount Gold and Silver Corp.*	18,335
22,236	PolyOne Corp.*	113,404
2,647	Quaker Chemical Corp.	54,846
9,230	Rock-Tenn Co., Class A	473,407
11,857	Rockwood Holdings, Inc.*	241,527
5,564	RTI International Metals, Inc.*	106,940
3,680	Schweitzer-Mauduit International, Inc.	180,982
11,724	Sensient Technologies Corp.	305,645
6,770	ShengdaTech, Inc.*	40,011
6,433	Silgan Holdings, Inc.	312,772
28,648	Solutia, Inc.*	350,365
7,356	Spartech Corp.	84,888
1,767	Stepan Co.	95,524
9,833	Stillwater Mining Co.*	63,030
1,827	Sutor Technology Group Ltd.*	6,102
5,681	Texas Industries, Inc.	225,877
7,990	U.S. Concrete, Inc.*	12,384
19,200	U.S. Gold Corp.*	53,568
440	United States Lime & Minerals, Inc.*	16,403
1,620	Universal Stainless & Alloy*	29,014
10,467	Wausau Paper Corp.	101,111
4,696	Westlake Chemical Corp.	112,892
14,497	Worthington Industries, Inc.	190,925
17,367	WR Grace & Co.*	290,550
5,187	Zep, Inc.	82,888
6,683	Zoltek Cos., Inc.*	62,286
		8,812,366
	Telecommunication Services - 1.0%

1,486	AboveNet Inc.*	136,132
10,633	Alaska Communications Systems Group, Inc.	84,745
2,151	Atlantic Tele-Network, Inc.	102,818
5,572	Cbeyond, Inc.*	80,014
20,452	Centennial Communications Corp.*	154,822
51,708	Cincinnati Bell, Inc.*	172,188
10,665	Cogent Communications Group, Inc.*	102,917
5,608	Consolidated Communications Holdings, Inc.	79,073
3,470	D&E Communications, Inc.	36,192
21,540	Fairpoint Communications, Inc.	17,447
1,413	Fibernet Telecom Group, Inc.*	16,052
10,117	General Communication, Inc., Class A*	67,480
6,984	Global Crossing Ltd.*	78,500
3,139	HickoryTech Corp.	27,309

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,600	Ibasis, Inc.*	$14,850
6,516	inContact, Inc.*	19,874
7,870	Iowa Telecommunications Services, Inc.	89,797
4,087	iPCS, Inc.*	64,534
7,897	Neutral Tandem, Inc.*	197,504
7,267	NTELOS Holdings Corp.	117,798
29,546	PAETEC Holding Corp.*	82,729
14,607	Premiere Global Services, Inc.*	136,721
5,689	Shenandoah Telecommunications Co.	98,135
3,437	SureWest Communications*	43,547
16,475	Syniverse Holdings, Inc.*	294,408
5,441	USA Mobility, Inc.	69,264
9,156	Virgin Mobile USA, Inc., Class A*	43,125
		2,427,975
	Utilities - 2.7%

7,058	Allete, Inc.	238,631
4,447	American States Water Co.	146,840
1,493	Artesian Resources Corp., Class A	26,396
13,152	Avista Corp.	256,727
9,338	Black Hills Corp.	238,866
3,011	Cadiz, Inc.*	36,493
4,728	California Water Service Group	175,976
2,805	Central Vermont Public Service Corp.	51,331
3,799	CH Energy Group, Inc.	173,842
1,650	Chesapeake Utilities Corp.	50,820
14,538	Cleco Corp.	355,018
2,047	Connecticut Water Service, Inc.	45,321
3,498	Consolidated Water Co., Inc.	64,363
10,813	El Paso Electric Co.*	183,172
8,224	Empire District Electric Co. (The)	149,266
1,473	Florida Public Utilities Co.	18,560
11,347	IDACORP, Inc.	323,163
5,331	Laclede Group, Inc. (The)	173,577
5,556	MGE Energy, Inc.	196,849
3,232	Middlesex Water Co.	49,191
10,142	New Jersey Resources Corp.	372,718
10,882	Nicor, Inc.	394,146
6,379	Northwest Natural Gas Co.	268,556
8,649	NorthWestern Corp.	207,490
1,024	Pennichuck Corp.	24,402
17,686	Piedmont Natural Gas Co., Inc.	424,818
20,848	PNM Resources, Inc.	243,505
18,083	Portland General Electric Co.	352,980
3,108	SJW Corp.	68,594
7,171	South Jersey Industries, Inc.	248,475
10,760	Southwest Gas Corp.	262,006
5,919	Southwest Water Co.	26,636
14,930	U.S. Geothermal, Inc.*	21,350
7,059	UIL Holdings Corp.	183,110
8,571	Unisource Energy Corp.	250,616
2,530	Unitil Corp.	55,205
12,068	WGL Holdings, Inc.	398,244
2,746	York Water Co.	44,018
		6,801,271
	Total Common Stocks (Cost $142,044,409)	204,774,084

No. of Warrants
Warrants - 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$78,419	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $78,419)	78,419

	Repurchase Agreements (a) - 5.1%
784,197	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $784,201(b)	784,197
730,328	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $730,332(c)	730,328
1,176,295	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,176,322(d)	1,176,295
1,176,295	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,176,327(e)	1,176,295
537,414	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $537,417(f)	537,414
1,568,393	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $1,568,439(g)	1,568,393
392,098	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $392,100(h)	392,098
1,568,393	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,568,402(i)	1,568,393
470,518	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $470,520(j)	470,518
196,049	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $196,050(k)	196,049
3,136,786	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $3,136,805(l)	3,136,786
1,185,216	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,185,223(m)	1,185,216
	Total Repurchase Agreements (Cost $12,921,982)	12,921,982
	Total Investment Securities (Cost $155,044,810) — 85.6%	217,774,485
	Other assets less liabilities — 14.4%	36,767,508
	Net Assets — 100.0%	$254,541,993

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2009, the value of these securities amounted to $– or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $4,408,803.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $799,881. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $744,937. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,199,825. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,199,824. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $548,164. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,599,765. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $399,941. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,599,763. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $479,931. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $199,971. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $3,199,522. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,208,922. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(20,287,513)
Net unrealized depreciation	$(20,287,513)
Federal income tax cost of investments	$238,061,998

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	1,123	09/18/09	$64,100,840	$8,080,817

Cash collateral in the amount of $4,730,458 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$33,332,389	$(737,658)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	20,586,640	(556,614)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	154,153,312	35,028,472

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	32,147,715	(618,450)

		$33,115,750

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$204,774,084	$—	$204,774,084
Rights/Warrants	—	—	—
U.S. Government & Agency Security	—	78,419	78,419
Repurchase Agreements	—	12,921,982	12,921,982
Total Investment Securities	204,774,084	13,000,401	217,774,485
Other Financial Instruments*:
Futures Contracts	8,080,817	—	8,080,817
Swap Agreements	—	33,115,750	33,115,750
Total Other Financial Instruments	8,080,817	33,115,750	41,196,567
Total Investments	$212,854,901	$46,116,151	$258,971,052

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 74.9%
	Consumer Discretionary - 6.8%

258	Abercrombie & Fitch Co., Class A	$8,331
945	Amazon.com, Inc.*	76,725
316	Apollo Group, Inc., Class A*	20,483
317	AutoNation, Inc.*	6,017
106	AutoZone, Inc.*	15,608
762	Bed Bath & Beyond, Inc.*	27,798
1,002	Best Buy Co., Inc.	36,353
242	Big Lots, Inc.*	6,152
176	Black & Decker Corp.	7,765
1,286	Carnival Corp.	37,616
1,994	CBS Corp., Class B	20,638
932	Coach, Inc.	26,366
8,460	Comcast Corp., Class A	129,607
809	D.R. Horton, Inc.	10,849
402	Darden Restaurants, Inc.	13,238
181	DeVry, Inc.	9,249
1,538	DIRECTV Group, Inc. (The)*	38,081
787	Eastman Kodak Co.	4,187
617	Expedia, Inc.*	14,222
411	Family Dollar Stores, Inc.	12,445
9,443	Ford Motor Co.*	71,767
441	Fortune Brands, Inc.	17,556
483	GameStop Corp., Class A*	11,495
682	Gannett Co., Inc.	5,892
1,349	Gap, Inc. (The)	26,508
468	Genuine Parts Co.	17,335
710	Goodyear Tire & Rubber Co. (The)*	11,708
997	H&R Block, Inc.	17,228
688	Harley-Davidson, Inc.	16,498
203	Harman International Industries, Inc.	6,088
365	Hasbro, Inc.	10,362
4,977	Home Depot, Inc.	135,822
869	International Game Technology	18,179
1,404	Interpublic Group of Cos., Inc.*	8,831
692	J.C. Penney Co., Inc.	20,788
1,744	Johnson Controls, Inc.	43,199
217	KB Home	3,952
896	Kohl’s Corp.*	46,225
460	Leggett & Platt, Inc.	8,395
452	Lennar Corp., Class A	6,848
793	Limited Brands, Inc.	11,832
4,332	Lowe’s Cos., Inc.	93,138
1,234	Macy’s, Inc.	19,152
871	Marriott International, Inc., Class A	20,828
1,052	Mattel, Inc.	18,925
3,237	McDonald’s Corp.	182,049
923	McGraw-Hill Cos., Inc. (The)	31,022
106	Meredith Corp.	2,934
342	New York Times Co. (The), Class A	2,603
815	Newell Rubbermaid, Inc.	11,345
6,749	News Corp., Class A	72,349
1,137	NIKE, Inc., Class B	62,978
470	Nordstrom, Inc.	13,179
806	Office Depot, Inc.*	4,207
912	Omnicom Group, Inc.	33,124
398	O’Reilly Automotive, Inc.*	15,235
166	Polo Ralph Lauren Corp.	11,019
925	Pulte Homes, Inc.	11,824
367	RadioShack Corp.	5,553
265	Scripps Networks Interactive, Inc., Class A	8,605
158	Sears Holdings Corp.*	10,025
289	Sherwin-Williams Co. (The)	17,398
169	Snap-On, Inc.	6,307
232	Stanley Works (The)	9,496
2,099	Staples, Inc.	45,359
2,159	Starbucks Corp.*	40,999
548	Starwood Hotels & Resorts Worldwide, Inc.	16,319
2,207	Target Corp.	103,729
364	Tiffany & Co.	13,242
1,034	Time Warner Cable, Inc.	38,175
3,511	Time Warner, Inc.	97,992
1,213	TJX Cos., Inc.	43,607
260	VF Corp.	18,086
1,779	Viacom, Inc., Class B*	44,546
5,448	Walt Disney Co. (The)	141,866
18	Washington Post Co. (The), Class B	7,818
217	Whirlpool Corp.	13,934
522	Wyndham Worldwide Corp.	7,908
199	Wynn Resorts Ltd.*	10,772
1,354	Yum! Brands, Inc.	46,374
		2,392,259
	Consumer Staples - 8.6%

6,067	Altria Group, Inc.	110,905
1,884	Archer-Daniels-Midland Co.	54,316
1,253	Avon Products, Inc.	39,933
286	Brown-Forman Corp., Class B	12,790
586	Campbell Soup Co.	18,377
408	Clorox Co.	24,109
5,841	Coca-Cola Co. (The)	284,866
930	Coca-Cola Enterprises, Inc.	18,795
1,466	Colgate-Palmolive Co.	106,578
1,312	ConAgra Foods, Inc.	26,935
577	Constellation Brands, Inc., Class A*	8,534
1,273	Costco Wholesale Corp.	64,897
4,272	CVS Caremark Corp.	160,285
519	Dean Foods Co.*	9,415
745	Dr. Pepper Snapple Group, Inc.*	19,698
340	Estee Lauder Cos., Inc. (The), Class A	12,189
965	General Mills, Inc.	57,639
923	H. J. Heinz Co.	35,535
486	Hershey Co. (The)	19,066
205	Hormel Foods Corp.	7,575
347	J.M. Smucker Co. (The)	18,138
741	Kellogg Co.	34,894
1,215	Kimberly-Clark Corp.	73,459
4,321	Kraft Foods, Inc., Class A	122,500
1,914	Kroger Co. (The)	41,323
493	Lorillard, Inc.	35,876
382	McCormick & Co., Inc. (Non-Voting)	12,442
437	Molson Coors Brewing Co., Class B	20,705
401	Pepsi Bottling Group, Inc.	14,328
4,568	PepsiCo, Inc.	258,869
5,755	Philip Morris International, Inc.	263,061
8,552	Procter & Gamble Co. (The)	462,749
496	Reynolds American, Inc.	22,672
1,250	Safeway, Inc.	23,812
2,041	Sara Lee Corp.	19,777
621	SUPERVALU, Inc.	8,911
1,731	Sysco Corp.	44,123
886	Tyson Foods, Inc., Class A	10,623
2,910	Walgreen Co.	98,591
6,548	Wal-Mart Stores, Inc.	333,097
412	Whole Foods Market, Inc.*	11,981
		3,024,368
	Energy - 8.7%

1,465	Anadarko Petroleum Corp.	77,455

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
983	Apache Corp.	$83,506
909	Baker Hughes, Inc.	31,315
857	BJ Services Co.	13,763
304	Cabot Oil & Gas Corp.	10,716
637	Cameron International Corp.*	22,747
1,654	Chesapeake Energy Corp.	37,777
5,882	Chevron Corp.	411,387
4,347	ConocoPhillips	195,745
530	CONSOL Energy, Inc.	19,827
730	Denbury Resources, Inc.*	11,111
1,302	Devon Energy Corp.	79,917
204	Diamond Offshore Drilling, Inc.	18,242
2,057	El Paso Corp.	18,986
416	ENSCO International, Inc.	15,350
734	EOG Resources, Inc.	52,848
14,318	Exxon Mobil Corp.	990,090
363	FMC Technologies, Inc.*	17,315
2,632	Halliburton Co.	62,405
835	Hess Corp.	42,243
2,077	Marathon Oil Corp.	64,117
251	Massey Energy Co.	6,797
560	Murphy Oil Corp.	31,920
830	Nabors Industries Ltd.*	14,674
1,227	National Oilwell Varco, Inc.*	44,601
509	Noble Energy, Inc.	30,774
2,378	Occidental Petroleum Corp.	173,832
784	Peabody Energy Corp.	25,621
334	Pioneer Natural Resources Co.	9,673
459	Range Resources Corp.	22,202
332	Rowan Cos., Inc.	6,876
3,510	Schlumberger Ltd.	197,262
643	Smith International, Inc.	17,728
1,008	Southwestern Energy Co.*	37,155
1,892	Spectra Energy Corp.	35,607
343	Sunoco, Inc.	9,227
406	Tesoro Corp.	5,716
1,632	Valero Energy Corp.	30,584
1,702	Williams Cos., Inc. (The)	27,981
1,701	XTO Energy, Inc.	65,659
		3,070,751
	Financials - 11.5%

1,372	Aflac, Inc.	55,731
1,574	Allstate Corp. (The)	46,260
3,484	American Express Co.	117,829
395	American International Group, Inc.	17,905
748	Ameriprise Financial, Inc.	22,462
812	AON Corp.	33,909
344	Apartment Investment & Management Co., Class A (REIT)	4,187
345	Assurant, Inc.	10,333
234	AvalonBay Communities, Inc. (REIT)	15,077
25,352	Bank of America Corp.	445,942
3,508	Bank of New York Mellon Corp. (The)	103,872
1,996	BB&T Corp.	55,768
406	Boston Properties, Inc. (REIT)	24,595
1,326	Capital One Financial Corp.	49,447
694	CB Richard Ellis Group, Inc., Class A*	8,217
2,755	Charles Schwab Corp. (The)	49,755
1,033	Chubb Corp.	51,020
477	Cincinnati Financial Corp.	12,268
33,291	Citigroup, Inc.	166,455
195	CME Group, Inc.	56,753
443	Comerica, Inc.	11,815
1,572	Discover Financial Services	21,615
3,273	E*Trade Financial Corp.*	5,760
803	Equity Residential (REIT)	21,930
263	Federated Investors, Inc., Class B	6,904
2,333	Fifth Third Bancorp	25,523
631	First Horizon National Corp.*	8,443
442	Franklin Resources, Inc.	41,252
1,271	Genworth Financial, Inc., Class A	13,422
1,477	Goldman Sachs Group, Inc. (The)	244,384
1,127	Hartford Financial Services Group, Inc.	26,732
845	HCP, Inc. (REIT)	24,066
326	Health Care REIT, Inc. (REIT)	13,923
1,764	Host Hotels & Resorts, Inc. (REIT)	17,587
1,530	Hudson City Bancorp, Inc.	20,074
1,595	Huntington Bancshares, Inc./OH	7,273
214	IntercontinentalExchange, Inc.*	20,073
1,207	Invesco Ltd.	25,045
526	Janus Capital Group, Inc.	6,691
11,446	JPMorgan Chase & Co.	497,443
2,537	KeyCorp	16,896
950	Kimco Realty Corp. (REIT)	11,923
474	Legg Mason, Inc.	13,632
532	Leucadia National Corp.*	13,231
869	Lincoln National Corp.	21,934
1,060	Loews Corp.	36,199
240	M&T Bank Corp.	14,822
1,533	Marsh & McLennan Cos., Inc.	36,087
1,034	Marshall & Ilsley Corp.	7,362
500	MBIA, Inc.*	3,360
2,402	MetLife, Inc.	90,700
560	Moody’s Corp.	15,254
3,966	Morgan Stanley	114,855
403	NASDAQ OMX Group, Inc. (The)*	8,846
707	Northern Trust Corp.	41,331
763	NYSE Euronext	21,623
1,022	People’s United Financial, Inc.	16,413
478	Plum Creek Timber Co., Inc. (REIT)	14,479
1,351	PNC Financial Services Group, Inc.	57,539
912	Principal Financial Group, Inc.	25,901
1,998	Progressive Corp. (The)*	33,007
1,299	ProLogis (REIT)	14,445
1,358	Prudential Financial, Inc.	68,688
368	Public Storage (REIT)	25,962
3,389	Regions Financial Corp.	19,860
815	Simon Property Group, Inc. (REIT)	51,850
1,372	SLM Corp.*	12,211
1,449	State Street Corp.	76,044
1,463	SunTrust Banks, Inc.	34,190
750	T. Rowe Price Group, Inc.	33,990
243	Torchmark Corp.	10,354
1,718	Travelers Cos., Inc. (The)	86,622
5,568	U.S. Bancorp	125,948
972	Unum Group	21,899
459	Ventas, Inc. (REIT)	17,997
466	Vornado Realty Trust (REIT)	26,804
13,661	Wells Fargo & Co.	375,951
1,004	XL Capital Ltd., Class A	17,419
365	Zions Bancorporation	6,450
		4,049,818
	Health Care - 10.1%

4,535	Abbott Laboratories	205,118
1,311	Aetna, Inc.	37,363
902	Allergan, Inc.	50,440
886	AmerisourceBergen Corp.	18,881
2,970	Amgen, Inc.*	177,428

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,775	Baxter International, Inc.	$101,033
703	Becton, Dickinson and Co.	48,943
847	Biogen Idec, Inc.*	42,528
4,420	Boston Scientific Corp.*	51,935
5,812	Bristol-Myers Squibb Co.	128,620
291	C.R. Bard, Inc.	23,449
1,056	Cardinal Health, Inc.	36,516
1,351	Celgene Corp.*	70,482
217	Cephalon, Inc.*	12,354
800	CIGNA Corp.	23,544
436	Coventry Health Care, Inc.*	9,518
303	DaVita, Inc.*	15,668
436	DENTSPLY International, Inc.	14,698
2,967	Eli Lilly & Co.	99,276
796	Express Scripts, Inc.*	57,487
885	Forest Laboratories, Inc.*	25,904
792	Genzyme Corp.*	44,122
2,659	Gilead Sciences, Inc.*	119,815
471	Hospira, Inc.*	18,411
498	Humana, Inc.*	17,779
533	IMS Health, Inc.	7,387
111	Intuitive Surgical, Inc.*	24,721
8,085	Johnson & Johnson	488,657
728	King Pharmaceuticals, Inc.*	7,557
318	Laboratory Corp. of America Holdings*	22,193
513	Life Technologies Corp.*	22,844
796	McKesson Corp.	45,261
1,415	Medco Health Solutions, Inc.*	78,136
3,281	Medtronic, Inc.	125,662
6,187	Merck & Co., Inc.	200,644
163	Millipore Corp.*	10,795
895	Mylan, Inc.*	13,130
268	Patterson Cos., Inc.*	7,298
342	PerkinElmer, Inc.	6,241
19,799	Pfizer, Inc.	330,643
441	Quest Diagnostics, Inc.	23,796
4,778	Schering-Plough Corp.	134,644
1,016	St. Jude Medical, Inc.*	39,157
699	Stryker Corp.	28,980
1,225	Tenet Healthcare Corp.*	5,708
1,227	Thermo Fisher Scientific, Inc.*	55,473
3,490	UnitedHealth Group, Inc.	97,720
368	Varian Medical Systems, Inc.*	15,850
283	Waters Corp.*	14,229
309	Watson Pharmaceuticals, Inc.*	10,905
1,422	WellPoint, Inc.*	75,153
3,913	Wyeth	187,237
631	Zimmer Holdings, Inc.*	29,878
		3,561,211
	Industrials - 7.5%

2,037	3M Co.	146,868
331	Avery Dennison Corp.	10,228
2,131	Boeing Co. (The)	105,847
817	Burlington Northern Santa Fe Corp.	67,827
497	C.H. Robinson Worldwide, Inc.	27,961
1,765	Caterpillar, Inc.	79,972
386	Cintas Corp.	10,592
488	Cooper Industries Ltd., Class A	15,738
1,149	CSX Corp.	48,832
592	Cummins, Inc.	26,829
748	Danaher Corp.	45,411
1,240	Deere & Co.	54,064
546	Dover Corp.	18,886
156	Dun & Bradstreet Corp.	11,394
486	Eaton Corp.	26,220
2,205	Emerson Electric Co.	81,298
370	Equifax, Inc.	10,227
623	Expeditors International of Washington, Inc.	20,347
379	Fastenal Co.	13,720
914	FedEx Corp.	62,801
164	Flowserve Corp.	14,145
528	Fluor Corp.	27,931
1,130	General Dynamics Corp.	66,885
31,071	General Electric Co.	431,887
363	Goodrich Corp.	20,023
2,183	Honeywell International, Inc.	80,247
1,128	Illinois Tool Works, Inc.	47,173
528	Iron Mountain, Inc.*	15,465
534	ITT Corp.	26,743
362	Jacobs Engineering Group, Inc.*	15,921
342	L-3 Communications Holdings, Inc.	25,445
958	Lockheed Martin Corp.	71,831
1,054	Masco Corp.	15,262
370	Monster Worldwide, Inc.*	6,001
1,077	Norfolk Southern Corp.	49,402
949	Northrop Grumman Corp.	46,321
1,066	PACCAR, Inc.	38,557
346	Pall Corp.	10,287
471	Parker Hannifin Corp.	22,919
606	Pitney Bowes, Inc.	13,544
411	Precision Castparts Corp.	37,516
572	Quanta Services, Inc.*	12,653
602	R.R. Donnelley & Sons Co.	10,740
1,156	Raytheon Co.	54,540
945	Republic Services, Inc.	24,201
448	Robert Half International, Inc.	11,778
416	Rockwell Automation, Inc.	17,410
465	Rockwell Collins, Inc.	21,409
164	Ryder System, Inc.	6,232
2,174	Southwest Airlines Co.	17,783
249	Stericycle, Inc.*	12,330
789	Textron, Inc.	12,119
1,479	Union Pacific Corp.	88,459
2,920	United Parcel Service, Inc., Class B	156,103
2,764	United Technologies Corp.	164,071
183	W.W. Grainger, Inc.	16,007
1,444	Waste Management, Inc.	43,219
		2,637,621
	Information Technology - 13.8%

1,537	Adobe Systems, Inc.*	48,293
1,645	Advanced Micro Devices, Inc.*	7,172
286	Affiliated Computer Services, Inc., Class A*	12,813
1,007	Agilent Technologies, Inc.*	25,860
507	Akamai Technologies, Inc.*	8,943
861	Altera Corp.	16,540
503	Amphenol Corp., Class A	17,585
855	Analog Devices, Inc.	24,154
2,618	Apple, Inc.*	440,374
3,911	Applied Materials, Inc.	51,547
670	Autodesk, Inc.*	15,698
1,472	Automatic Data Processing, Inc.	56,451
543	BMC Software, Inc.*	19,358
1,254	Broadcom Corp., Class A*	35,676
1,157	CA, Inc.	25,790
267	Ciena Corp.*	3,578
16,924	Cisco Systems, Inc.*	365,558
531	Citrix Systems, Inc.*	18,946
857	Cognizant Technology Solutions Corp., Class A*	29,892

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
445	Computer Sciences Corp.*	$21,738
710	Compuware Corp.*	5,119
360	Convergys Corp.*	3,902
4,559	Corning, Inc.	68,750
5,103	Dell, Inc.*	80,780
3,171	eBay, Inc.*	70,206
948	Electronic Arts, Inc.*	17,273
5,906	EMC Corp.*	93,905
561	Fidelity National Information Services, Inc.	13,778
457	Fiserv, Inc.*	22,050
441	FLIR Systems, Inc.*	10,152
705	Google, Inc., Class A*	325,477
388	Harris Corp.	13,475
7,002	Hewlett-Packard Co.	314,320
16,387	Intel Corp.	332,984
3,877	International Business Machines Corp.	457,680
948	Intuit, Inc.*	26,326
627	Jabil Circuit, Inc.	6,866
647	JDS Uniphase Corp.*	4,445
1,535	Juniper Networks, Inc.*	35,412
498	Kla-Tencor Corp.	15,538
229	Lexmark International, Inc., Class A*	4,314
652	Linear Technology Corp.	17,324
1,904	LSI Corp.*	9,920
213	Mastercard, Inc., Class A	43,160
456	McAfee, Inc.*	18,140
656	MEMC Electronic Materials, Inc.*	10,463
537	Microchip Technology, Inc.	14,257
2,484	Micron Technology, Inc.*	18,307
22,457	Microsoft Corp.	553,565
407	Molex, Inc.	7,411
6,726	Motorola, Inc.	48,293
573	National Semiconductor Corp.	8,692
970	NetApp, Inc.*	22,067
1,013	Novell, Inc.*	4,407
287	Novellus Systems, Inc.*	5,499
1,603	Nvidia Corp.*	23,276
11,113	Oracle Corp.	243,041
942	Paychex, Inc.	26,649
349	QLogic Corp.*	5,518
4,856	QUALCOMM, Inc.	225,416
554	Red Hat, Inc.*	12,720
312	Salesforce.com, Inc.*	16,183
666	SanDisk Corp.*	11,788
2,190	Sun Microsystems, Inc.*	20,323
2,400	Symantec Corp.*	36,288
1,161	Tellabs, Inc.*	7,361
507	Teradata Corp.*	13,654
508	Teradyne, Inc.*	4,191
3,736	Texas Instruments, Inc.	91,868
578	Total System Services, Inc.	8,820
566	VeriSign, Inc.*	11,994
653	Western Digital Corp.*	22,385
2,058	Western Union Co. (The)	37,126
2,537	Xerox Corp.	21,945
808	Xilinx, Inc.	17,970
4,093	Yahoo!, Inc.*	59,799
		4,868,538
	Materials - 2.6%

616	Air Products & Chemicals, Inc.	46,219
321	AK Steel Holding Corp.	6,523
2,859	Alcoa, Inc.	34,451
288	Allegheny Technologies, Inc.	8,747
276	Ball Corp.	13,375
316	Bemis Co., Inc.	8,402
142	CF Industries Holdings, Inc.	11,596
3,355	Dow Chemical Co. (The)	71,428
2,651	E.I. du Pont de Nemours & Co.	84,646
213	Eastman Chemical Co.	11,110
493	Ecolab, Inc.	20,849
213	FMC Corp.	10,160
1,208	Freeport-McMoRan Copper & Gold, Inc.	76,080
231	International Flavors & Fragrances, Inc.	8,228
1,268	International Paper Co.	29,101
502	MeadWestvaco Corp.	11,019
1,601	Monsanto Co.	134,292
1,436	Newmont Mining Corp.	57,713
922	Nucor Corp.	41,066
494	Owens-Illinois, Inc.*	16,766
387	Pactiv Corp.*	9,617
483	PPG Industries, Inc.	26,758
902	Praxair, Inc.	69,111
465	Sealed Air Corp.	8,793
358	Sigma-Aldrich Corp.	18,186
250	Titanium Metals Corp.	2,055
421	United States Steel Corp.	18,431
358	Vulcan Materials Co.	17,914
620	Weyerhaeuser Co.	23,182
		895,818
	Telecommunication Services - 2.4%

1,167	American Tower Corp., Class A*	36,936
17,311	AT&T, Inc.	450,952
869	CenturyTel, Inc.	28,008
916	Frontier Communications Corp.	6,513
743	MetroPCS Communications, Inc.*	5,914
4,341	Qwest Communications International, Inc.	15,584
8,425	Sprint Nextel Corp.*	30,835
8,335	Verizon Communications, Inc.	258,718
1,281	Windstream Corp.	10,978
		844,438
	Utilities - 2.9%

1,956	AES Corp. (The)*	26,739
497	Allegheny Energy, Inc.	13,126
627	Ameren Corp.	16,910
1,399	American Electric Power Co., Inc.	43,971
1,025	Centerpoint Energy, Inc.	12,710
666	CMS Energy Corp.	8,931
805	Consolidated Edison, Inc.	32,353
584	Constellation Energy Group, Inc.	18,484
1,731	Dominion Resources, Inc.	57,261
481	DTE Energy Co.	16,729
3,777	Duke Energy Corp.	58,506
1,486	Dynegy, Inc., Class A*	2,823
956	Edison International	31,940
575	Entergy Corp.	45,425
384	EQT Corp.	15,233
1,933	Exelon Corp.	96,689
894	FirstEnergy Corp.	40,346
1,205	FPL Group, Inc.	67,697
224	Integrys Energy Group, Inc.	7,690
133	Nicor, Inc.	4,817
806	NiSource, Inc.	10,647
514	Northeast Utilities	12,228
645	Pepco Holdings, Inc.	9,243
1,081	PG&E Corp.	43,878
297	Pinnacle West Capital Corp.	9,774

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,103	PPL Corp.	$32,428
819	Progress Energy, Inc.	32,375
1,485	Public Service Enterprise Group, Inc.	47,030
511	Questar Corp.	17,251
357	SCANA Corp.	12,381
717	Sempra Energy	35,972
2,296	Southern Co.	71,635
625	TECO Energy, Inc.	8,325
343	Wisconsin Energy Corp.	15,596
1,337	Xcel Energy, Inc.	26,406
		1,003,549
	Total Common Stocks (Cost $24,752,589)	26,348,371

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
$47,049	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $47,049)	47,049

	Repurchase Agreements (a) - 22.0%
470,493	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $470,496(b)	470,493
438,173	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $438,176(c)	438,173
705,739	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $705,755(d)	705,739
705,739	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $705,758(e)	705,739
322,431	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $322,433(f)	322,431
940,985	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $941,012(g)	940,985
235,246	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $235,247(h)	235,246
940,985	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $940,990(i)	940,985
282,296	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $282,297(j)	282,296
117,623	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $117,624(k)	117,623
1,881,971	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $1,881,983(l)	1,881,971
711,091	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $711,095(m)	711,091
	Total Repurchase Agreements (Cost $7,752,772)	7,752,772
	Total Investment Securities (Cost $32,552,410) — 97.0%	34,148,192
	Other assets less liabilities — 3.0%	1,073,442
	Net Assets — 100.0%	$35,221,634

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $620,188.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $479,903. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $446,938. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $719,856. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $719,856. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $328,881. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $959,807. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $239,951. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $959,806. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $287,944. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $119,976. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $1,919,611. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $725,314. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,659,173
Aggregate gross unrealized depreciation	(63,423)
Net unrealized appreciation	$1,595,750
Federal income tax cost of investments	$32,552,442

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	233	09/18/09	$11,891,738	$956,473

Cash collateral in the amount of $1,259,860 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$16,139,292	$399,374

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	51,273,870	(531,741)

		$(132,367)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$26,348,371	$—	$26,348,371
U.S. Government & Agency Security	—	47,049	47,049
Repurchase Agreements	—	7,752,772	7,752,772
Total Investment Securities	26,348,371	7,799,821	34,148,192
Other Financial Instruments*:
Futures Contracts	956,473	—	956,473
Swap Agreements	—	(132,367)	(132,367)
Total Other Financial Instruments	956,473	(132,367)	824,106
Total Investments	$27,304,844	$7,667,454	$34,972,298

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 79.6%
	Consumer Discretionary - 7.4%

157	Abercrombie & Fitch Co., Class A	$5,070
302	Autoliv, Inc.	9,685
233	AutoNation, Inc.*	4,422
105	Barnes & Noble, Inc.	2,172
260	Big Lots, Inc.*	6,609
213	Black & Decker Corp.	9,398
30	BorgWarner, Inc.	890
196	Boyd Gaming Corp.*	2,015
832	Cablevision Systems Corp., Class A	18,587
19	Career Education Corp.*	451
227	Carmax, Inc.*	3,929
849	Carnival Corp.	24,833
2,156	CBS Corp., Class B	22,315
122	Central European Media Enterprises Ltd., Class A*	3,505
39	Chico’s FAS, Inc.*	496
74	Choice Hotels International, Inc.	2,183
144	Clear Channel Outdoor Holdings, Inc., Class A*	978
9,436	Comcast Corp., Class A	144,560
984	D.R. Horton, Inc.	13,195
70	Discovery Communications, Inc., Class C*	1,636
713	DISH Network Corp., Class A*	11,629
257	DreamWorks Animation SKG, Inc., Class A*	8,676
59	Expedia, Inc.*	1,360
52	Federal Mogul Corp.*	654
308	Foot Locker, Inc.	3,283
11,089	Ford Motor Co.*	84,276
533	Fortune Brands, Inc.	21,219
71	GameStop Corp., Class A*	1,690
825	Gannett Co., Inc.	7,128
198	Gap, Inc. (The)	3,891
72	Garmin Ltd.	2,367
566	Genuine Parts Co.	20,965
832	Harley-Davidson, Inc.	19,951
93	Harman International Industries, Inc.	2,789
179	Hasbro, Inc.	5,082
135	Hillenbrand, Inc.	2,703
5,616	Home Depot, Inc.	153,261
69	Interactive Data Corp.	1,601
177	International Game Technology	3,703
107	International Speedway Corp., Class A	2,976
1,698	Interpublic Group of Cos., Inc.*	10,680
789	J.C. Penney Co., Inc.	23,702
312	Jarden Corp.*	7,597
949	Johnson Controls, Inc.	23,507
251	KB Home	4,571
68	Kohl’s Corp.*	3,508
202	Lamar Advertising Co., Class A*	4,624
258	Las Vegas Sands Corp.*	3,679
210	Leggett & Platt, Inc.	3,832
527	Lennar Corp., Class A	7,984
944	Liberty Global, Inc., Class A*	20,664
285	Liberty Media Corp. - Capital, Class A*	5,441
1,839	Liberty Media Corp. - Entertainment, Class A*	51,290
2,115	Liberty Media Corp. - Interactive, Class A*	20,262
308	Limited Brands, Inc.	4,595
3,583	Lowe’s Cos., Inc.	77,034
1,493	Macy’s, Inc.	23,171
562	Marriott International, Inc., Class A	13,435
285	Mattel, Inc.	5,127
82	MDC Holdings, Inc.	3,072
120	Meredith Corp.	3,322
373	MGM Mirage*	3,159
197	Mohawk Industries, Inc.*	9,874
343	New York Times Co. (The), Class A	2,610
826	Newell Rubbermaid, Inc.	11,498
8,079	News Corp., Class A	86,607
17	NVR, Inc.*	11,479
797	Office Depot, Inc.*	4,160
237	Penn National Gaming, Inc.*	6,923
86	Penske Auto Group, Inc.	1,521
65	Phillips-Van Heusen Corp.	2,456
11	Polo Ralph Lauren Corp.	730
1,065	Pulte Homes, Inc.	13,610
386	RadioShack Corp.	5,840
137	Regal Entertainment Group, Class A	1,733
321	Royal Caribbean Cruises Ltd.	6,125
126	Scripps Networks Interactive, Inc., Class A	4,091
177	Sears Holdings Corp.*	11,231
891	Service Corp. International	6,308
51	Sherwin-Williams Co. (The)	3,070
303	Signet Jewelers Ltd.	7,342
148	Snap-On, Inc.	5,523
281	Stanley Works (The)	11,501
554	Starwood Hotels & Resorts Worldwide, Inc.	16,498
60	Thor Industries, Inc.	1,563
37	Tiffany & Co.	1,346
1,250	Time Warner Cable, Inc.	46,150
4,246	Time Warner, Inc.	118,506
483	Toll Brothers, Inc.*	10,983
154	TRW Automotive Holdings Corp.*	2,718
243	VF Corp.	16,903
1,926	Viacom, Inc., Class B*	48,227
1,024	Virgin Media, Inc.	11,704
26	WABCO Holdings, Inc.	496
6,589	Walt Disney Co. (The)	171,578
144	Warner Music Group Corp.*	660
22	Washington Post Co. (The), Class B	9,556
107	Weight Watchers International, Inc.	2,935
778	Wendy’s/Arby’s Group, Inc., Class A	3,921
262	Whirlpool Corp.	16,823
200	Williams-Sonoma, Inc.	3,826
353	Wyndham Worldwide Corp.	5,348
238	Wynn Resorts Ltd.*	12,883
		1,677,245
	Consumer Staples - 4.5%

45	Alberto-Culver Co.	1,188
1,000	Archer-Daniels-Midland Co.	28,830
160	BJ’s Wholesale Club, Inc.*	5,216
54	Brown-Forman Corp., Class B	2,415
476	Bunge Ltd.	31,897
224	Campbell Soup Co.	7,025
178	Central European Distribution Corp.*	5,732
56	Clorox Co.	3,309
1,758	Coca-Cola Co. (The)	85,738
164	Coca-Cola Enterprises, Inc.	3,314
1,587	ConAgra Foods, Inc.	32,581
675	Constellation Brands, Inc., Class A*	9,983
265	Corn Products International, Inc.	7,860
3,591	CVS Caremark Corp.	134,734
702	Del Monte Foods Co.	7,364
901	Dr. Pepper Snapple Group, Inc.*	23,822
40	Energizer Holdings, Inc.*	2,617

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
47	Flowers Foods, Inc.	$1,117
686	General Mills, Inc.	40,975
212	H. J. Heinz Co.	8,162
228	Hershey Co. (The)	8,944
223	Hormel Foods Corp.	8,240
420	J.M. Smucker Co. (The)	21,953
191	Kimberly-Clark Corp.	11,548
5,226	Kraft Foods, Inc., Class A	148,157
363	Kroger Co. (The)	7,837
70	Lorillard, Inc.	5,094
61	Mead Johnson Nutrition Co., Class A	2,419
428	Molson Coors Brewing Co., Class B	20,279
59	NBTY, Inc.*	2,187
100	Pepsi Bottling Group, Inc.	3,573
201	PepsiAmericas, Inc.	5,624
3,568	Procter & Gamble Co. (The)	193,064
201	Ralcorp Holdings, Inc.*	12,609
599	Reynolds American, Inc.	27,380
2,075	Rite Aid Corp.*	3,195
1,511	Safeway, Inc.	28,785
1,856	Sara Lee Corp.	17,985
399	Smithfield Foods, Inc.*	4,896
752	SUPERVALU, Inc.	10,791
1,071	Tyson Foods, Inc., Class A	12,841
63	Whole Foods Market, Inc.*	1,832
		1,003,112
	Energy - 14.4%

1,771	Anadarko Petroleum Corp.	93,633
1,189	Apache Corp.	101,006
577	Arch Coal, Inc.	9,994
29	Atwood Oceanics, Inc.*	826
1,099	Baker Hughes, Inc.	37,861
1,036	BJ Services Co.	16,638
368	Cabot Oil & Gas Corp.	12,972
2,222	Chesapeake Energy Corp.	50,750
7,114	Chevron Corp.	497,553
296	Cimarex Energy Co.	11,556
152	Comstock Resources, Inc.*	5,370
270	Concho Resources, Inc.*	8,799
5,257	ConocoPhillips	236,723
56	Continental Resources, Inc.*	1,977
883	Denbury Resources, Inc.*	13,439
1,575	Devon Energy Corp.	96,673
1,796	El Paso Corp.	16,577
187	Encore Acquisition Co.*	7,048
361	ENSCO International, Inc.	13,321
888	EOG Resources, Inc.	63,936
58	EXCO Resources, Inc.*	850
119	Exterran Holdings, Inc.*	2,146
12,849	Exxon Mobil Corp.	888,508
250	Forest Oil Corp.*	3,930
80	Frontier Oil Corp.	1,026
183	Frontline Ltd.	4,075
3,184	Halliburton Co.	75,493
367	Helix Energy Solutions Group, Inc.*	4,294
257	Helmerich & Payne, Inc.	8,599
1,031	Hess Corp.	52,158
2,512	Marathon Oil Corp.	77,545
39	Mariner Energy, Inc.*	473
61	Massey Energy Co.	1,652
677	Murphy Oil Corp.	38,589
1,004	Nabors Industries Ltd.*	17,751
1,484	National Oilwell Varco, Inc.*	53,943
471	Newfield Exploration Co.*	18,223
615	Noble Energy, Inc.	37,183
2,876	Occidental Petroleum Corp.	210,236
176	Oil States International, Inc.*	5,187
83	Overseas Shipholding Group, Inc.	2,936
465	Patterson-UTI Energy, Inc.	6,180
404	Pioneer Natural Resources Co.	11,700
227	Plains Exploration & Production Co.*	5,959
328	Pride International, Inc.*	8,456
474	Range Resources Corp.	22,927
331	Rowan Cos., Inc.	6,855
441	SandRidge Energy, Inc.*	5,380
2,318	Schlumberger Ltd.	130,272
72	SEACOR Holdings, Inc.*	5,481
24	Seahawk Drilling, Inc.*	535
315	Smith International, Inc.	8,685
395	Southern Union Co.	7,837
2,289	Spectra Energy Corp.	43,079
167	St. Mary Land & Exploration Co.	4,392
415	Sunoco, Inc.	11,164
277	Superior Energy Services, Inc.*	5,050
84	Teekay Corp.	1,512
291	Tesoro Corp.	4,097
183	Tidewater, Inc.	7,900
145	Unit Corp.*	5,424
1,997	Valero Energy Corp.	37,424
180	Whiting Petroleum Corp.*	8,737
2,059	Williams Cos., Inc. (The)	33,850
2,057	XTO Energy, Inc.	79,400
		3,263,745
	Financials - 20.5%

110	Alexandria Real Estate Equities, Inc. (REIT)	6,128
20	Alleghany Corp.*	5,552
176	Allied World Assurance Co. Holdings Ltd.	8,154
1,903	Allstate Corp. (The)	55,929
519	AMB Property Corp. (REIT)	11,849
2,942	American Express Co.	99,498
305	American Financial Group, Inc./OH	7,823
267	American International Group, Inc.	12,103
57	American National Insurance Co.	4,923
222	AmeriCredit Corp.*	3,832
834	Ameriprise Financial, Inc.	25,045
1,932	Annaly Capital Management, Inc. (REIT)	33,501
982	AON Corp.	41,008
416	Apartment Investment & Management Co., Class A (REIT)	5,063
186	Arch Capital Group Ltd.*	12,084
26	Arthur J. Gallagher & Co.	618
294	Aspen Insurance Holdings Ltd.	7,468
454	Associated Banc-Corp	4,708
418	Assurant, Inc.	12,519
284	AvalonBay Communities, Inc. (REIT)	18,298
362	Axis Capital Holdings Ltd.	11,034
296	BancorpSouth, Inc.	6,808
30,701	Bank of America Corp.	540,031
170	Bank of Hawaii Corp.	6,707
3,373	Bank of New York Mellon Corp. (The)	99,875
2,436	BB&T Corp.	68,062
47	BlackRock, Inc.	9,380
48	BOK Financial Corp.	2,172
492	Boston Properties, Inc. (REIT)	29,805
456	Brandywine Realty Trust (REIT)	4,838
182	BRE Properties, Inc. (REIT)	5,145
110	Brown & Brown, Inc.	2,186
237	Camden Property Trust (REIT)	8,698
1,151	Capital One Financial Corp.	42,921

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
727	CapitalSource, Inc.	$3,010
2,379	Chimera Investment Corp. (REIT)	9,040
1,250	Chubb Corp.	61,738
513	Cincinnati Financial Corp.	13,194
1,248	CIT Group, Inc.	2,172
40,263	Citigroup, Inc.	201,315
153	City National Corp./CA	6,044
222	CME Group, Inc.	64,611
51	CNA Financial Corp.*	1,248
536	Comerica, Inc.	14,295
140	Commerce Bancshares, Inc./MO	5,142
204	Corporate Office Properties Trust (REIT)	7,519
183	Cullen/Frost Bankers, Inc.	9,018
1,901	Discover Financial Services	26,139
430	Douglas Emmett, Inc. (REIT)	5,207
794	Duke Realty Corp. (REIT)	9,147
116	Endurance Specialty Holdings Ltd.	3,999
972	Equity Residential (REIT)	26,545
32	Erie Indemnity Co., Class A	1,237
97	Essex Property Trust, Inc. (REIT)	7,237
218	Everest Re Group Ltd.	18,380
182	Federal Realty Investment Trust (REIT)	11,351
21	Federated Investors, Inc., Class B	551
711	Fidelity National Financial, Inc., Class A	10,679
2,822	Fifth Third Bancorp	30,873
331	First American Corp.	10,433
21	First Citizens BancShares, Inc./NC, Class A	2,907
763	First Horizon National Corp.*	10,209
531	First Niagara Financial Group, Inc.	6,945
389	Forest City Enterprises, Inc., Class A	3,598
294	Franklin Resources, Inc.	27,439
623	Fulton Financial Corp.	4,573
882	Genworth Financial, Inc., Class A	9,314
1,676	Goldman Sachs Group, Inc. (The)	277,311
168	Hanover Insurance Group, Inc. (The)	6,870
1,155	Hartford Financial Services Group, Inc.	27,397
398	HCC Insurance Holdings, Inc.	10,523
637	HCP, Inc. (REIT)	18,142
196	Health Care REIT, Inc. (REIT)	8,371
433	Hospitality Properties Trust (REIT)	7,889
2,137	Host Hotels & Resorts, Inc. (REIT)	21,306
794	HRPT Properties Trust (REIT)	5,145
739	Hudson City Bancorp, Inc.	9,696
2,018	Huntington Bancshares, Inc./OH	9,202
144	Interactive Brokers Group, Inc., Class A*	2,733
1,357	Invesco Ltd.	28,158
141	Investment Technology Group, Inc.*	3,474
85	Janus Capital Group, Inc.	1,081
100	Jefferies Group, Inc.*	2,366
148	Jones Lang LaSalle, Inc.	6,938
13,340	JPMorgan Chase & Co.	579,756
3,118	KeyCorp	20,766
1,336	Kimco Realty Corp. (REIT)	16,767
500	Legg Mason, Inc.	14,380
423	Leucadia National Corp.*	10,520
396	Liberty Property Trust (REIT)	12,977
741	Lincoln National Corp.	18,703
1,163	Loews Corp.	39,716
270	M&T Bank Corp.	16,675
281	Macerich Co. (The) (REIT)	8,053
278	Mack-Cali Realty Corp. (REIT)	8,904
35	Markel Corp.*	11,510
1,715	Marsh & McLennan Cos., Inc.	40,371
1,306	Marshall & Ilsley Corp.	9,299
468	MBIA, Inc.*	3,145
95	Mercury General Corp.	3,529
2,048	MetLife, Inc.	77,332
3,704	Morgan Stanley	107,268
267	NASDAQ OMX Group, Inc. (The)*	5,861
91	Nationwide Health Properties, Inc. (REIT)	2,901
1,225	New York Community Bancorp, Inc.	13,034
686	NYSE Euronext	19,441
47	Odyssey Re Holdings Corp.	2,381
854	Old Republic International Corp.	10,171
82	OneBeacon Insurance Group Ltd., Class A	1,126
201	PartnerRe Ltd.	14,856
1,225	People’s United Financial, Inc.	19,674
371	Plum Creek Timber Co., Inc. (REIT)	11,238
1,633	PNC Financial Services Group, Inc.	69,549
1,001	Popular, Inc.	2,152
2,170	Progressive Corp. (The)*	35,848
1,571	ProLogis (REIT)	17,470
304	Protective Life Corp.	6,551
786	Prudential Financial, Inc.	39,756
347	Raymond James Financial, Inc.	7,894
153	Rayonier, Inc. (REIT)	6,571
370	Realty Income Corp. (REIT)	9,454
284	Regency Centers Corp. (REIT)	9,528
4,099	Regions Financial Corp.	24,020
238	Reinsurance Group of America, Inc.	10,246
221	RenaissanceRe Holdings Ltd.	12,033
427	Senior Housing Properties Trust (REIT)	8,566
485	Simon Property Group, Inc. (REIT)	30,856
273	SL Green Realty Corp. (REIT)	9,634
1,299	SLM Corp.*	11,561
174	StanCorp Financial Group, Inc.	6,586
818	State Street Corp.	42,929
13	Student Loan Corp. (The)	639
1,770	SunTrust Banks, Inc.	41,365
925	Synovus Financial Corp.	3,423
189	Taubman Centers, Inc. (REIT)	5,986
455	TCF Financial Corp.	6,261
260	TFS Financial Corp.	2,964
294	Torchmark Corp.	12,527
97	Transatlantic Holdings, Inc.	4,739
2,077	Travelers Cos., Inc. (The)	104,722
6,734	U.S. Bancorp	152,323
534	UDR, Inc. (REIT)	6,830
149	Unitrin, Inc.	2,821
1,176	Unum Group	26,495
93	Validus Holdings Ltd.	2,386
503	Valley National Bancorp	5,865
555	Ventas, Inc. (REIT)	21,762
541	Vornado Realty Trust (REIT)	31,118
320	W. R. Berkley Corp.	8,176
312	Washington Federal, Inc.	4,630
371	Weingarten Realty Investors (REIT)	7,368
14,380	Wells Fargo & Co.	395,738
5	Wesco Financial Corp.	1,510
28	White Mountains Insurance Group Ltd.	8,736
239	Whitney Holding Corp./LA	2,153
246	Wilmington Trust Corp.	3,451
1,214	XL Capital Ltd., Class A	21,063
444	Zions Bancorporation	7,845
		4,639,930

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care - 7.6%

1,245	Aetna, Inc.	$35,483
133	AmerisourceBergen Corp.	2,834
3,443	Boston Scientific Corp.*	40,455
3,135	Bristol-Myers Squibb Co.	69,378
156	Brookdale Senior Living, Inc.	2,479
1,278	Cardinal Health, Inc.	44,193
79	Charles River Laboratories International, Inc.*	2,725
905	CIGNA Corp.	26,634
163	Community Health Systems, Inc.*	5,016
160	Cooper Cos., Inc. (The)	4,371
378	Coventry Health Care, Inc.*	8,252
1,712	Eli Lilly & Co.	57,284
416	Endo Pharmaceuticals Holdings, Inc.*	9,389
1,070	Forest Laboratories, Inc.*	31,319
369	Health Net, Inc.*	5,653
133	Hill-Rom Holdings, Inc.	2,725
821	Hologic, Inc.*	13,505
381	Humana, Inc.*	13,602
499	IMS Health, Inc.	6,916
155	Inverness Medical Innovations, Inc.*	5,518
2,210	Johnson & Johnson	133,572
141	Kinetic Concepts, Inc.*	4,505
880	King Pharmaceuticals, Inc.*	9,134
71	Life Technologies Corp.*	3,162
193	LifePoint Hospitals, Inc.*	4,850
47	Lincare Holdings, Inc.*	1,240
491	McKesson Corp.	27,918
110	Mednax, Inc.*	5,728
6,120	Merck & Co., Inc.	198,472
309	Mylan, Inc.*	4,533
243	Omnicare, Inc.	5,562
324	PerkinElmer, Inc.	5,913
23,946	Pfizer, Inc.	399,898
898	Schering-Plough Corp.	25,306
81	Teleflex, Inc.	3,669
547	Tenet Healthcare Corp.*	2,549
1,364	Thermo Fisher Scientific, Inc.*	61,666
4,221	UnitedHealth Group, Inc.	118,188
151	Universal Health Services, Inc., Class B	8,873
374	Watson Pharmaceuticals, Inc.*	13,199
1,598	WellPoint, Inc.*	84,454
3,672	Wyeth	175,705
763	Zimmer Holdings, Inc.*	36,128
		1,721,955
	Industrials - 8.1%

328	AGCO Corp.*	10,247
146	Alexander & Baldwin, Inc.	4,190
41	Armstrong World Industries, Inc.*	1,370
325	Avery Dennison Corp.	10,042
172	BE Aerospace, Inc.*	2,946
2,366	Boeing Co. (The)	117,519
207	Bucyrus International, Inc.	6,179
933	Burlington Northern Santa Fe Corp.	77,458
158	Carlisle Cos., Inc.	5,212
1,068	Caterpillar, Inc.	48,391
382	Cintas Corp.	10,482
116	Con-way, Inc.	4,844
445	Cooper Industries Ltd., Class A	14,351
362	Corrections Corp. of America*	7,182
458	Covanta Holding Corp.*	8,198
85	Crane Co.	1,995
1,389	CSX Corp.	59,032
480	Cummins, Inc.	21,754
347	Danaher Corp.	21,066
1,128	Deere & Co.	49,181
193	Dover Corp.	6,676
588	Eaton Corp.	31,723
98	Equifax, Inc.	2,709
1,105	FedEx Corp.	75,925
184	Gardner Denver, Inc.*	5,974
95	GATX Corp.	2,606
184	General Cable Corp.*	6,492
1,110	General Dynamics Corp.	65,701
37,579	General Electric Co.	522,348
116	Graco, Inc.	2,913
77	Harsco Corp.	2,402
663	Hertz Global Holdings, Inc.*	6,577
177	Hubbell, Inc., Class B	6,809
117	IDEX Corp.	3,093
1,593	Illinois Tool Works, Inc.	66,619
582	ITT Corp.	29,147
45	Joy Global, Inc.	1,748
177	Kansas City Southern*	4,230
569	KBR, Inc.	12,888
288	Kennametal, Inc.	6,350
152	Kirby Corp.*	5,632
414	L-3 Communications Holdings, Inc.	30,802
151	Lincoln Electric Holdings, Inc.	6,874
463	Manitowoc Co., Inc. (The)	3,074
278	Manpower, Inc.	14,373
674	Masco Corp.	9,760
186	Monster Worldwide, Inc.*	3,017
1,133	Norfolk Southern Corp.	51,971
1,011	Northrop Grumman Corp.	49,347
317	Oshkosh Corp.	10,651
170	Owens Corning*	3,798
97	PACCAR, Inc.	3,508
570	Parker Hannifin Corp.	27,736
252	Pentair, Inc.	7,139
732	Pitney Bowes, Inc.	16,360
702	Quanta Services, Inc.*	15,528
540	R.R. Donnelley & Sons Co.	9,634
322	Raytheon Co.	15,192
780	Republic Services, Inc.	19,976
453	Rockwell Automation, Inc.	18,958
46	Roper Industries, Inc.	2,179
198	Ryder System, Inc.	7,524
55	Shaw Group, Inc. (The)*	1,613
1,809	Southwest Airlines Co.	14,798
253	Spirit Aerosystems Holdings, Inc., Class A*	3,927
174	SPX Corp.	9,688
374	Terex Corp.*	6,164
959	Textron, Inc.	14,730
128	Thomas & Betts Corp.*	3,544
343	Timken Co.	7,241
279	Trinity Industries, Inc.	4,408
839	Union Pacific Corp.	50,181
243	United Technologies Corp.	14,424
258	URS Corp.*	11,153
146	USG Corp.*	2,170
27	UTi Worldwide, Inc.*	347
76	Waste Connections, Inc.*	2,079
180	Waste Management, Inc.	5,387
71	WESCO International, Inc.*	1,706
		1,831,162
	Information Technology - 4.0%

828	Activision Blizzard, Inc.*	9,613

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
938	Advanced Micro Devices, Inc.*	$4,090
127	Affiliated Computer Services, Inc., Class A*	5,690
589	Amdocs Ltd.*	14,325
4,717	Applied Materials, Inc.	62,170
248	Arrow Electronics, Inc.*	6,855
1,600	Atmel Corp.*	6,608
262	Autodesk, Inc.*	6,139
356	Avnet, Inc.*	9,487
136	AVX Corp.	1,579
189	Broadridge Financial Solutions, Inc.	3,935
890	Brocade Communications Systems, Inc.*	6,435
318	CA, Inc.	7,088
287	Ciena Corp.*	3,846
332	CommScope, Inc.*	8,951
538	Computer Sciences Corp.*	26,281
859	Compuware Corp.*	6,193
302	Convergys Corp.*	3,274
805	Corning, Inc.	12,139
50	Cypress Semiconductor Corp.*	506
29	Diebold, Inc.	875
16	DST Systems, Inc.*	733
3,043	eBay, Inc.*	67,372
135	EchoStar Corp., Class A*	2,504
6,400	EMC Corp.*	101,760
439	Fairchild Semiconductor International, Inc.*	4,416
424	Fidelity National Information Services, Inc.	10,413
102	Harris Corp.	3,542
1,918	Hewlett-Packard Co.	86,099
191	IAC/InterActiveCorp.*	3,537
574	Ingram Micro, Inc., Class A*	9,620
462	Integrated Device Technology, Inc.*	3,155
7,591	Intel Corp.	154,249
142	International Rectifier Corp.*	2,665
218	Intersil Corp., Class A	3,226
10	Itron, Inc.*	548
334	Jabil Circuit, Inc.	3,657
358	JDS Uniphase Corp.*	2,459
603	Kla-Tencor Corp.	18,814
277	Lexmark International, Inc., Class A*	5,219
2,303	LSI Corp.*	11,999
183	Marvell Technology Group Ltd.*	2,791
174	Maxim Integrated Products, Inc.	3,268
57	Microchip Technology, Inc.	1,513
2,476	Micron Technology, Inc.*	18,248
427	Molex, Inc.	7,776
7,614	Motorola, Inc.	54,669
666	Novell, Inc.*	2,897
137	Novellus Systems, Inc.*	2,625
70	Nuance Communications, Inc.*	863
790	PMC-Sierra, Inc.*	7,173
111	Rovi Corp.*	3,379
192	SAIC, Inc.*	3,550
417	SanDisk Corp.*	7,381
173	Seagate Technology	2,396
2,655	Sun Microsystems, Inc.*	24,638
191	Synopsys, Inc.*	4,055
178	Tech Data Corp.*	6,782
1,404	Tellabs, Inc.*	8,901
113	Teradata Corp.*	3,043
160	Total System Services, Inc.	2,442
521	Vishay Intertechnology, Inc.*	4,205
78	Western Digital Corp.*	2,674
3,069	Xerox Corp.	26,547
274	Yahoo!, Inc.*	4,003
19	Zebra Technologies Corp., Class A*	475
		908,360
	Materials - 3.0%

488	Air Products & Chemicals, Inc.	36,615
289	Airgas, Inc.	13,439
388	AK Steel Holding Corp.	7,884
306	Albemarle Corp.	9,862
1,857	Alcoa, Inc.	22,377
348	Allegheny Technologies, Inc.	10,569
240	Aptargroup, Inc.	8,251
243	Ashland, Inc.	8,913
117	Ball Corp.	5,670
383	Bemis Co., Inc.	10,184
232	Cabot Corp.	4,591
156	Carpenter Technology Corp.	3,324
29	CF Industries Holdings, Inc.	2,368
420	Cliffs Natural Resources, Inc.	10,630
399	Commercial Metals Co.	6,755
54	Compass Minerals International, Inc.	2,872
167	Cytec Industries, Inc.	4,825
3,948	Dow Chemical Co. (The)	84,053
2,145	E.I. du Pont de Nemours & Co.	68,490
258	Eastman Chemical Co.	13,457
38	FMC Corp.	1,813
574	Freeport-McMoRan Copper & Gold, Inc.	36,151
118	Greif, Inc., Class A	5,846
575	Huntsman Corp.	4,939
16	International Flavors & Fragrances, Inc.	570
1,534	International Paper Co.	35,205
10	Intrepid Potash, Inc.*	235
30	Lubrizol Corp.	1,912
97	Martin Marietta Materials, Inc.	8,495
607	MeadWestvaco Corp.	13,324
1,115	Nucor Corp.	49,662
110	Owens-Illinois, Inc.*	3,733
328	Packaging Corp. of America	6,678
85	Pactiv Corp.*	2,112
584	PPG Industries, Inc.	32,354
223	Reliance Steel & Aluminum Co.	8,238
91	Royal Gold, Inc.	3,611
216	RPM International, Inc.	3,516
16	Schnitzer Steel Industries, Inc., Class A	864
563	Sealed Air Corp.	10,646
354	Sonoco Products Co.	9,183
165	Southern Copper Corp.	4,663
764	Steel Dynamics, Inc.	12,644
378	Temple-Inland, Inc.	6,392
112	Terra Industries, Inc.	3,484
302	Titanium Metals Corp.	2,482
509	United States Steel Corp.	22,284
15	Valhi, Inc.	136
356	Valspar Corp.	9,534
444	Vulcan Materials Co.	22,218
750	Weyerhaeuser Co.	28,042
		686,095
	Telecommunication Services - 4.5%

20,937	AT&T, Inc.	545,409
1,053	CenturyTel, Inc.	33,938
229	Clearwire Corp., Class A*	1,754
662	Crown Castle International Corp.*	17,781
626	Frontier Communications Corp.	4,451
49	Leap Wireless International, Inc.*	808

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,775	Level 3 Communications, Inc.*	$6,930
557	NII Holdings, Inc.*	13,207
5,225	Qwest Communications International, Inc.	18,758
9,924	Sprint Nextel Corp.*	36,322
322	Telephone & Data Systems, Inc.	8,491
55	United States Cellular Corp.*	2,008
10,080	Verizon Communications, Inc.	312,883
831	Windstream Corp.	7,122
		1,009,862
	Utilities - 5.6%

459	AES Corp. (The)*	6,274
274	AGL Resources, Inc.	9,204
234	Allegheny Energy, Inc.	6,180
393	Alliant Energy Corp.	10,352
758	Ameren Corp.	20,443
1,692	American Electric Power Co., Inc.	53,180
195	American Water Works Co., Inc.	3,919
481	Aqua America, Inc.	8,105
327	Atmos Energy Corp.	8,907
545	Calpine Corp.*	6,409
198	Centerpoint Energy, Inc.	2,455
805	CMS Energy Corp.	10,795
974	Consolidated Edison, Inc.	39,145
101	Constellation Energy Group, Inc.	3,197
2,094	Dominion Resources, Inc.	69,269
359	DPL, Inc.	8,892
582	DTE Energy Co.	20,242
4,568	Duke Energy Corp.	70,758
1,768	Dynegy, Inc., Class A*	3,359
1,156	Edison International	38,622
254	Energen Corp.	10,665
696	Entergy Corp.	54,984
2,134	Exelon Corp.	106,743
1,082	FirstEnergy Corp.	48,831
1,267	FPL Group, Inc.	71,180
479	Great Plains Energy, Inc.	8,392
325	Hawaiian Electric Industries, Inc.	5,655
212	Integrys Energy Group, Inc.	7,278
653	MDU Resources Group, Inc.	12,675
512	Mirant Corp.*	8,627
251	National Fuel Gas Co.	11,217
974	NiSource, Inc.	12,867
621	Northeast Utilities	14,774
941	NRG Energy, Inc.*	25,266
379	NSTAR	11,992
477	NV Energy, Inc.	5,753
341	OGE Energy Corp.	10,666
374	Oneok, Inc.	12,671
781	Pepco Holdings, Inc.	11,192
1,307	PG&E Corp.	53,051
359	Pinnacle West Capital Corp.	11,815
990	Progress Energy, Inc.	39,135
1,796	Public Service Enterprise Group, Inc.	56,879
618	Questar Corp.	20,864
1,244	RRI Energy, Inc.*	7,389
432	SCANA Corp.	14,982
867	Sempra Energy	43,497
2,777	Southern Co.	86,642
755	TECO Energy, Inc.	10,057
384	UGI Corp.	9,796
288	Vectren Corp.	6,667
386	Westar Energy, Inc.	7,921
415	Wisconsin Energy Corp.	18,870
1,617	Xcel Energy, Inc.	31,936
		1,270,636
	Total Common Stocks (Cost $14,817,959)	18,012,102

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$10,020	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $10,020)	10,020

	Repurchase Agreements (a) - 7.3%
100,197	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $100,198(b)	100,197
93,314	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $93,315(c)	93,314
150,295	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $150,299(d)	150,295
150,295	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $150,299(e)	150,295
68,665	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $68,665(f)	68,665
200,393	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $200,399(g)	200,393
50,098	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $50,098(h)	50,098
200,393	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $200,394(i)	200,393
60,118	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $60,118(j)	60,118
25,049	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $25,049(k)	25,049
400,787	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $400,789(l)	400,787
151,435	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $151,436(m)	151,435
	Total Repurchase Agreements (Cost $1,651,039)	1,651,039
	Total Investment Securities (Cost $16,479,018) — 86.9%	19,673,161
	Other assets less liabilities — 13.1%	2,968,634
	Net Assets — 100.0%	$22,641,795

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $257,290.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $102,201. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $95,181. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $153,301. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $153,301. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $70,039. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $204,401. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $51,100. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $204,401. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $61,321. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $25,550. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $408,803. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $154,464. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,845,587)
Net unrealized depreciation	$(1,845,587)
Federal income tax cost of investments	$21,518,748

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 1000® Value Index	$4,160,074	$1,199,997

Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 1000® Value Index	5,701,246	(31,681)

Equity Index Swap Agreement with Societe Generale, based on Russell 1000® Value Index	8,762,831	1,851,970

Equity Index Swap Agreement with UBS AG, based on Russell 1000® Value Index	8,579,366	(45,921)

		$2,974,365

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$18,012,102	$—	$18,012,102
U.S. Government & Agency Security	—	10,020	10,020
Repurchase Agreements	—	1,651,039	1,651,039
Total Investment Securities	18,012,102	1,661,059	19,673,161
Other Financial Instruments*:
Swap Agreements	—	2,974,365	2,974,365
Total Other Financial Instruments	—	2,974,365	2,974,365
Total Investments	$18,012,102	$4,635,424	$22,647,526

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 83.4%
	Consumer Discretionary - 8.7%

278	Aaron’s, Inc.	$7,256
254	Abercrombie & Fitch Co., Class A	8,202
554	Advance Auto Parts, Inc.	23,434
392	Aeropostale, Inc.*	15,347
1,913	Amazon.com, Inc.*	155,316
993	American Eagle Outfitters, Inc.	13,405
772	Apollo Group, Inc., Class A*	50,041
41	AutoNation, Inc.*	778
187	AutoZone, Inc.*	27,536
45	Barnes & Noble, Inc.	931
1,518	Bed Bath & Beyond, Inc.*	55,377
1,960	Best Buy Co., Inc.	71,109
53	Big Lots, Inc.*	1,347
629	BorgWarner, Inc.	18,662
594	Brinker International, Inc.	8,649
266	Brink’s Home Security Holdings, Inc.*	8,318
619	Burger King Holdings, Inc.	11,099
372	Career Education Corp.*	8,835
911	Carmax, Inc.*	15,769
1,158	Carnival Corp.	33,871
968	Chico’s FAS, Inc.*	12,323
185	Chipotle Mexican Grill, Inc., Class A*	15,518
46	Choice Hotels International, Inc.	1,357
1,848	Coach, Inc.	52,280
1,255	Comcast Corp., Class A	19,227
197	CTC Media, Inc.*	2,620
798	Darden Restaurants, Inc.	26,278
362	DeVry, Inc.	18,498
500	Dick’s Sporting Goods, Inc.*	11,205
2,675	DIRECTV Group, Inc. (The)*	66,233
1,522	Discovery Communications, Inc., Class C*	35,569
523	Dollar Tree, Inc.*	26,119
972	Expedia, Inc.*	22,405
816	Family Dollar Stores, Inc.	24,708
37	Federal Mogul Corp.*	465
400	Foot Locker, Inc.	4,264
842	GameStop Corp., Class A*	20,040
2,480	Gap, Inc. (The)	48,732
537	Garmin Ltd.	17,651
801	Gentex Corp.	11,687
1,407	Goodyear Tire & Rubber Co. (The)*	23,201
340	Guess?, Inc.	11,914
1,977	H&R Block, Inc.	34,163
551	Hanesbrands, Inc.*	11,604
189	Harman International Industries, Inc.	5,668
434	Hasbro, Inc.	12,321
138	Hillenbrand, Inc.	2,763
661	Home Depot, Inc.	18,039
98	Interactive Data Corp.	2,275
1,435	International Game Technology	30,020
223	ITT Educational Services, Inc.*	23,413
241	John Wiley & Sons, Inc., Class A	7,729
1,902	Johnson Controls, Inc.	47,113
33	KB Home	601
1,662	Kohl’s Corp.*	85,743
1,318	Las Vegas Sands Corp.*	18,795
567	Leggett & Platt, Inc.	10,348
1,038	Limited Brands, Inc.	15,487
816	LKQ Corp.*	14,166
2,702	Lowe’s Cos., Inc.	58,093
820	Marriott International, Inc., Class A	19,600
284	Marvel Entertainment, Inc.*	13,737
1,619	Mattel, Inc.	29,126
6,421	McDonald’s Corp.	361,117
1,830	McGraw-Hill Cos., Inc. (The)	61,506
83	MDC Holdings, Inc.	3,109
528	MGM Mirage*	4,472
114	Morningstar, Inc.*	5,050
246	NetFlix, Inc.*	10,740
42	New York Times Co. (The), Class A	320
262	Newell Rubbermaid, Inc.	3,647
2,103	NIKE, Inc., Class B	116,485
960	Nordstrom, Inc.	26,918
6	NVR, Inc.*	4,051
291	Office Depot, Inc.*	1,519
1,809	Omnicom Group, Inc.	65,703
789	O’Reilly Automotive, Inc.*	30,203
160	Panera Bread Co., Class A*	8,354
80	Penske Auto Group, Inc.	1,415
733	PetSmart, Inc.	15,327
194	Phillips-Van Heusen Corp.	7,329
302	Polo Ralph Lauren Corp.	20,047
242	priceline.com, Inc.*	37,263
209	Pulte Homes, Inc.	2,671
95	RadioShack Corp.	1,437
241	Regal Entertainment Group, Class A	3,049
738	Ross Stores, Inc.	34,420
235	Royal Caribbean Cruises Ltd.	4,484
372	Scientific Games Corp., Class A*	5,736
304	Scripps Networks Interactive, Inc., Class A	9,871
493	Sherwin-Williams Co. (The)	29,679
92	Snap-On, Inc.	3,433
4,163	Staples, Inc.	89,962
4,283	Starbucks Corp.*	81,334
177	Starwood Hotels & Resorts Worldwide, Inc.	5,271
82	Strayer Education, Inc.	17,310
4,376	Target Corp.	205,672
107	Thor Industries, Inc.	2,787
661	Tiffany & Co.	24,047
1,053	Tim Hortons, Inc.	29,747
2,405	TJX Cos., Inc.	86,460
83	TRW Automotive Holdings Corp.*	1,465
747	Urban Outfitters, Inc.*	21,237
116	VF Corp.	8,069
330	WABCO Holdings, Inc.	6,293
23	Warner Music Group Corp.*	105
18	Weight Watchers International, Inc.	494
854	Wendy’s/Arby’s Group, Inc., Class A	4,304
221	Williams-Sonoma, Inc.	4,228
254	WMS Industries, Inc.*	10,752
458	Wyndham Worldwide Corp.	6,939
2,686	Yum! Brands, Inc.	91,995
		3,046,206
	Consumer Staples - 13.4%

422	Alberto-Culver Co.	11,137
12,033	Altria Group, Inc.	219,963
2,096	Archer-Daniels-Midland Co.	60,428
2,484	Avon Products, Inc.	79,165
56	BJ’s Wholesale Club, Inc.*	1,826
436	Brown-Forman Corp., Class B	19,498
778	Campbell Soup Co.	24,398
409	Church & Dwight Co., Inc.	23,366
718	Clorox Co.	42,427
10,589	Coca-Cola Co. (The)	516,426
1,528	Coca-Cola Enterprises, Inc.	30,881
2,907	Colgate-Palmolive Co.	211,339
2,526	Costco Wholesale Corp.	128,775
2,584	CVS Caremark Corp.	96,952

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,047	Dean Foods Co.*	$18,993
338	Energizer Holdings, Inc.*	22,115
646	Estee Lauder Cos., Inc. (The), Class A	23,159
372	Flowers Foods, Inc.	8,842
789	General Mills, Inc.	47,127
201	Green Mountain Coffee Roasters, Inc.*	12,098
1,483	H. J. Heinz Co.	57,096
401	Hansen Natural Corp.*	13,097
358	Herbalife Ltd.	10,840
523	Hershey Co. (The)	20,517
40	Hormel Foods Corp.	1,478
1,480	Kellogg Co.	69,693
2,097	Kimberly-Clark Corp.	126,785
3,201	Kroger Co. (The)	69,110
864	Lorillard, Inc.	62,873
758	McCormick & Co., Inc. (Non-Voting)	24,688
101	Mead Johnson Nutrition Co., Class A	4,006
42	Molson Coors Brewing Co., Class B	1,990
216	NBTY, Inc.*	8,005
655	Pepsi Bottling Group, Inc.	23,403
9,060	PepsiCo, Inc.	513,430
11,416	Philip Morris International, Inc.	521,825
11,111	Procter & Gamble Co. (The)	601,216
1,004	Sara Lee Corp.	9,729
53	Smithfield Foods, Inc.*	650
3,433	Sysco Corp.	87,507
5,771	Walgreen Co.	195,521
12,866	Wal-Mart Stores, Inc.	654,493
534	Whole Foods Market, Inc.*	15,529
		4,692,396
	Energy - 3.5%

697	Alpha Natural Resources, Inc.*	22,520
278	Atwood Oceanics, Inc.*	7,917
1,263	Cameron International Corp.*	45,102
142	CNX Gas Corp.*	4,017
22	Comstock Resources, Inc.*	777
1,051	CONSOL Energy, Inc.	39,318
85	Continental Resources, Inc.*	3,001
401	Diamond Offshore Drilling, Inc.	35,857
480	Dresser-Rand Group, Inc.*	14,256
1,134	El Paso Corp.	10,467
234	ENSCO International, Inc.	8,635
715	EXCO Resources, Inc.*	10,482
168	Exterran Holdings, Inc.*	3,029
7,327	Exxon Mobil Corp.	506,662
719	FMC Technologies, Inc.*	34,296
239	Forest Oil Corp.*	3,757
479	Frontier Oil Corp.	6,146
191	Helmerich & Payne, Inc.	6,391
248	Holly Corp.	5,664
529	Mariner Energy, Inc.*	6,417
398	Massey Energy Co.	10,778
318	Oceaneering International, Inc.*	16,590
129	Patterson-UTI Energy, Inc.	1,714
1,556	Peabody Energy Corp.	50,850
1,751	Petrohawk Energy Corp.*	37,699
438	Plains Exploration & Production Co.*	11,498
472	Pride International, Inc.*	12,168
683	Quicksilver Resources, Inc.*	7,390
134	Range Resources Corp.	6,482
116	Rowan Cos., Inc.	2,402
3,161	Schlumberger Ltd.	177,648
32	Seahawk Drilling, Inc.*	722
759	Smith International, Inc.	20,926
2,000	Southwestern Energy Co.*	73,720
89	St. Mary Land & Exploration Co.	2,341
107	Teekay Corp.	1,926
328	Tesoro Corp.	4,618
		1,214,183
	Financials - 4.4%

240	Affiliated Managers Group, Inc.*	15,679
2,720	Aflac, Inc.	110,486
49	Alexandria Real Estate Equities, Inc. (REIT)	2,730
1,081	American Express Co.	36,559
267	American International Group, Inc.	12,103
159	AmeriCredit Corp.*	2,744
117	Ameriprise Financial, Inc.	3,514
541	Arthur J. Gallagher & Co.	12,860
235	Axis Capital Holdings Ltd.	7,163
1,426	Bank of New York Mellon Corp. (The)	42,224
40	BlackRock, Inc.	7,983
40	BOK Financial Corp.	1,810
499	Brown & Brown, Inc.	9,915
741	Capital One Financial Corp.	27,632
232	CapitalSource, Inc.	960
116	Capitol Federal Financial	3,727
1,374	CB Richard Ellis Group, Inc., Class A*	16,268
5,526	Charles Schwab Corp. (The)	99,800
217	CIT Group, Inc.	378
22	CME Group, Inc.	6,403
72	CNA Financial Corp.*	1,762
120	Commerce Bancshares, Inc./MO	4,408
443	Digital Realty Trust, Inc. (REIT)	19,306
678	Eaton Vance Corp.	19,370
97	Endurance Specialty Holdings Ltd.	3,344
120	Erie Indemnity Co., Class A	4,640
45	Federal Realty Investment Trust (REIT)	2,807
479	Federated Investors, Inc., Class B	12,574
201	Fidelity National Financial, Inc., Class A	3,019
395	Franklin Resources, Inc.	36,865
1,074	Genworth Financial, Inc., Class A	11,341
1,106	GLG Partners, Inc.	4,369
182	Goldman Sachs Group, Inc. (The)	30,114
119	Greenhill & Co., Inc.	9,425
23	Hanover Insurance Group, Inc. (The)	940
662	HCP, Inc. (REIT)	18,854
325	Health Care REIT, Inc. (REIT)	13,881
1,511	Hudson City Bancorp, Inc.	19,824
424	IntercontinentalExchange, Inc.*	39,771
193	Invesco Ltd.	4,005
21	Investment Technology Group, Inc.*	517
921	Janus Capital Group, Inc.	11,715
511	Jefferies Group, Inc.*	12,090
445	Lazard Ltd., Class A	17,297
397	Leucadia National Corp.*	9,873
543	Lincoln National Corp.	13,705
228	Marsh & McLennan Cos., Inc.	5,367
1,092	Moody’s Corp.	29,746
1,835	Morgan Stanley	53,142
583	MSCI, Inc., Class A*	17,152
350	NASDAQ OMX Group, Inc. (The)*	7,682
451	Nationwide Health Properties, Inc. (REIT)	14,378
1,402	Northern Trust Corp.	81,961
389	NYSE Euronext	11,024
21	Odyssey Re Holdings Corp.	1,064
338	Plum Creek Timber Co., Inc. (REIT)	10,238
1,808	Principal Financial Group, Inc.	51,347
404	Progressive Corp. (The)*	6,674

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,391	Prudential Financial, Inc.	$70,357
782	Public Storage (REIT)	55,170
208	Rayonier, Inc. (REIT)	8,934
33	Reinsurance Group of America, Inc.	1,421
704	SEI Investments Co.	12,982
587	Simon Property Group, Inc. (REIT)	37,345
590	SLM Corp.*	5,251
538	St. Joe Co. (The)*	17,646
1,532	State Street Corp.	80,399
2	Student Loan Corp. (The)	98
1,487	T. Rowe Price Group, Inc.	67,391
1,521	TD Ameritrade Holding Corp.*	29,264
56	TFS Financial Corp.	638
79	Validus Holdings Ltd.	2,027
257	W. R. Berkley Corp.	6,566
501	Waddell & Reed Financial, Inc., Class A	13,292
4,096	Wells Fargo & Co.	112,722
		1,558,032
	Health Care - 14.1%

8,994	Abbott Laboratories	406,799
41	Abraxis Bioscience, Inc.*	1,104
559	Aetna, Inc.	15,932
512	Alexion Pharmaceuticals, Inc.*	23,112
1,772	Allergan, Inc.	99,090
364	Allscripts-Misys Healthcare Solutions, Inc.	5,405
1,540	AmerisourceBergen Corp.	32,817
5,892	Amgen, Inc.*	351,988
820	Amylin Pharmaceuticals, Inc.*	10,332
3,521	Baxter International, Inc.	200,415
399	Beckman Coulter, Inc.	27,020
1,394	Becton, Dickinson and Co.	97,050
1,679	Biogen Idec, Inc.*	84,303
582	BioMarin Pharmaceutical, Inc.*	9,586
112	Bio-Rad Laboratories, Inc., Class A*	9,661
3,121	Boston Scientific Corp.*	36,672
6,387	Bristol-Myers Squibb Co.	141,344
578	C.R. Bard, Inc.	46,575
2,679	Celgene Corp.*	139,763
430	Cephalon, Inc.*	24,480
390	Cerner Corp.*	24,067
256	Charles River Laboratories International, Inc.*	8,829
103	CIGNA Corp.	3,031
270	Community Health Systems, Inc.*	8,308
372	Covance, Inc.*	19,753
244	Coventry Health Care, Inc.*	5,327
602	DaVita, Inc.*	31,129
672	Dendreon Corp.*	15,705
864	DENTSPLY International, Inc.	29,125
326	Edwards Lifesciences Corp.*	20,173
3,090	Eli Lilly & Co.	103,391
1,597	Express Scripts, Inc.*	115,335
303	Gen-Probe, Inc.*	11,681
1,570	Genzyme Corp.*	87,465
5,275	Gilead Sciences, Inc.*	237,692
1,435	Health Management Associates, Inc., Class A*	9,916
525	Henry Schein, Inc.*	27,815
146	Hill-Rom Holdings, Inc.	2,992
603	HLTH Corp.*	8,750
146	Hologic, Inc.*	2,402
934	Hospira, Inc.*	36,510
362	Humana, Inc.*	12,923
343	Idexx Laboratories, Inc.*	17,411
716	Illumina, Inc.*	25,253
240	IMS Health, Inc.	3,326
220	Intuitive Surgical, Inc.*	48,996
216	Inverness Medical Innovations, Inc.*	7,690
12,412	Johnson & Johnson	750,181
127	Kinetic Concepts, Inc.*	4,058
630	Laboratory Corp. of America Holdings*	43,968
901	Life Technologies Corp.*	40,122
324	Lincare Holdings, Inc.*	8,550
774	McKesson Corp.	44,010
2,807	Medco Health Solutions, Inc.*	155,003
86	Mednax, Inc.*	4,478
6,514	Medtronic, Inc.	249,486
2,233	Merck & Co., Inc.	72,416
196	Mettler-Toledo International, Inc.*	17,130
323	Millipore Corp.*	21,392
1,269	Mylan, Inc.*	18,616
556	Myriad Genetics, Inc.*	16,997
291	Omnicare, Inc.	6,661
337	OSI Pharmaceuticals, Inc.*	11,263
585	Patterson Cos., Inc.*	15,930
147	PerkinElmer, Inc.	2,683
464	Perrigo Co.	13,697
611	Pharmaceutical Product Development, Inc.	12,287
904	Quest Diagnostics, Inc.	48,780
439	ResMed, Inc.*	20,155
8,026	Schering-Plough Corp.	226,173
636	Sepracor, Inc.*	11,543
2,016	St. Jude Medical, Inc.*	77,697
1,969	Stryker Corp.	81,635
217	Techne Corp.	13,382
98	Teleflex, Inc.	4,439
1,896	Tenet Healthcare Corp.*	8,835
197	Thermo Fisher Scientific, Inc.*	8,906
136	United Therapeutics Corp.*	12,445
19	Universal Health Services, Inc., Class B	1,117
396	Valeant Pharmaceuticals International*	10,252
730	Varian Medical Systems, Inc.*	31,441
493	VCA Antech, Inc.*	12,202
1,008	Vertex Pharmaceuticals, Inc.*	37,709
561	Waters Corp.*	28,207
200	WellPoint, Inc.*	10,570
1,738	Wyeth	83,163
		4,926,022
	Industrials - 8.4%

4,041	3M Co.	291,356
550	Aecom Technology Corp.*	15,076
191	Alliant Techsystems, Inc.*	14,760
625	AMETEK, Inc.	19,675
1,658	AMR Corp.*	9,053
52	Armstrong World Industries, Inc.*	1,737
123	Avery Dennison Corp.	3,801
271	BE Aerospace, Inc.*	4,642
347	Boeing Co. (The)	17,236
265	Brink’s Co. (The)	6,983
98	Bucyrus International, Inc.	2,925
986	C.H. Robinson Worldwide, Inc.	55,472
97	Carlisle Cos., Inc.	3,200
1,751	Caterpillar, Inc.	79,338
139	Cintas Corp.	3,814
803	Continental Airlines, Inc., Class B*	10,656
94	Con-way, Inc.	3,925
238	Cooper Industries Ltd., Class A	7,676

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
175	Copa Holdings S.A., Class A	$7,310
389	Copart, Inc.*	13,747
76	Corrections Corp. of America*	1,508
148	Crane Co.	3,474
388	Cummins, Inc.	17,584
936	Danaher Corp.	56,825
610	Deere & Co.	26,596
4,491	Delta Air Lines, Inc.*	32,425
449	Donaldson Co., Inc.	16,869
766	Dover Corp.	26,496
309	Dun & Bradstreet Corp.	22,569
4,373	Emerson Electric Co.	161,233
574	Equifax, Inc.	15,865
1,236	Expeditors International of Washington, Inc.	40,368
769	Fastenal Co.	27,838
299	First Solar, Inc.*	36,352
326	Flowserve Corp.	28,118
1,047	Fluor Corp.	55,386
299	FTI Consulting, Inc.*	13,018
118	GATX Corp.	3,237
191	General Dynamics Corp.	11,305
721	Goodrich Corp.	39,770
159	Graco, Inc.	3,993
341	Harsco Corp.	10,636
4,329	Honeywell International, Inc.	159,134
38	Hubbell, Inc., Class B	1,462
277	IDEX Corp.	7,324
278	IHS, Inc., Class A*	13,455
1,049	Iron Mountain, Inc.*	30,725
105	ITT Corp.	5,258
509	J.B. Hunt Transport Services, Inc.	14,267
718	Jacobs Engineering Group, Inc.*	31,578
522	Joy Global, Inc.	20,280
242	Kansas City Southern*	5,784
64	Kirby Corp.*	2,371
299	Landstar System, Inc.	10,426
271	Lennox International, Inc.	9,723
1,851	Lockheed Martin Corp.	138,788
985	Masco Corp.	14,263
1,330	McDermott International, Inc.*	31,601
429	Monster Worldwide, Inc.*	6,958
249	MSC Industrial Direct Co., Class A	9,838
365	Navistar International Corp.*	15,783
278	Norfolk Southern Corp.	12,752
224	Northrop Grumman Corp.	10,933
218	Owens Corning*	4,870
1,955	PACCAR, Inc.	70,712
684	Pall Corp.	20,335
159	Pentair, Inc.	4,504
815	Precision Castparts Corp.	74,393
308	R.R. Donnelley & Sons Co.	5,495
1,766	Raytheon Co.	83,320
594	Republic Services, Inc.	15,212
889	Robert Half International, Inc.	23,372
83	Rockwell Automation, Inc.	3,474
922	Rockwell Collins, Inc.	42,449
452	Roper Industries, Inc.	21,416
395	Shaw Group, Inc. (The)*	11,585
1,345	Southwest Airlines Co.	11,002
198	Spirit Aerosystems Holdings, Inc., Class A*	3,073
494	Stericycle, Inc.*	24,463
562	SunPower Corp., Class A*	14,247
97	Thomas & Betts Corp.*	2,686
208	Toro Co.	7,889
231	TransDigm Group, Inc.*	10,284
1,558	Union Pacific Corp.	93,184
4,025	United Parcel Service, Inc., Class B	215,177
4,469	United Technologies Corp.	265,280
61	URS Corp.*	2,637
537	UTi Worldwide, Inc.*	6,900
123	Valmont Industries, Inc.	10,127
358	W.W. Grainger, Inc.	31,314
342	Waste Connections, Inc.*	9,354
2,568	Waste Management, Inc.	76,860
129	WESCO International, Inc.*	3,100
278	Westinghouse Air Brake Technologies Corp.	10,411
		2,955,675
	Information Technology - 26.4%

1,892	Activision Blizzard, Inc.*	21,966
3,048	Adobe Systems, Inc.*	95,768
1,713	Advanced Micro Devices, Inc.*	7,469
320	Affiliated Computer Services, Inc., Class A*	14,336
1,996	Agilent Technologies, Inc.*	51,257
1,006	Akamai Technologies, Inc.*	17,746
309	Alliance Data Systems Corp.*	17,168
1,708	Altera Corp.	32,811
160	Amdocs Ltd.*	3,891
997	Amphenol Corp., Class A	34,855
1,695	Analog Devices, Inc.	47,884
510	ANSYS, Inc.*	17,921
5,192	Apple, Inc.*	873,346
289	Arrow Electronics, Inc.*	7,988
899	Autodesk, Inc.*	21,064
2,919	Automatic Data Processing, Inc.	111,944
294	Avnet, Inc.*	7,835
61	AVX Corp.	708
1,076	BMC Software, Inc.*	38,359
2,859	Broadcom Corp., Class A*	81,339
507	Broadridge Financial Solutions, Inc.	10,556
793	Brocade Communications Systems, Inc.*	5,733
1,765	CA, Inc.	39,342
1,534	Cadence Design Systems, Inc.*	9,618
58	Ciena Corp.*	777
33,567	Cisco Systems, Inc.*	725,047
1,053	Citrix Systems, Inc.*	37,571
1,700	Cognizant Technology Solutions Corp., Class A*	59,296
74	Convergys Corp.*	802
7,723	Corning, Inc.	116,463
518	Cree, Inc.*	19,083
819	Cypress Semiconductor Corp.*	8,288
9,969	Dell, Inc.*	157,809
338	Diebold, Inc.	10,197
305	Dolby Laboratories, Inc., Class A*	11,898
197	DST Systems, Inc.*	9,025
1,516	eBay, Inc.*	33,564
1,879	Electronic Arts, Inc.*	34,235
1,218	EMC Corp.*	19,366
221	Equinix, Inc.*	18,621
457	F5 Networks, Inc.*	15,762
243	Factset Research Systems, Inc.	13,375
418	Fidelity National Information Services, Inc.	10,266
906	Fiserv, Inc.*	43,715
874	FLIR Systems, Inc.*	20,120
364	Genpact Ltd.*	4,597
468	Global Payments, Inc.	19,862
1,394	Google, Inc., Class A*	643,568

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
603	Harris Corp.	$20,942
486	Hewitt Associates, Inc., Class A*	17,506
10,772	Hewlett-Packard Co.	483,555
245	IAC/InterActiveCorp.*	4,537
205	Integrated Device Technology, Inc.*	1,400
20,054	Intel Corp.	407,497
7,690	International Business Machines Corp.	907,805
185	International Rectifier Corp.*	3,472
354	Intersil Corp., Class A	5,239
1,880	Intuit, Inc.*	52,208
214	Itron, Inc.*	11,725
544	Jabil Circuit, Inc.	5,957
639	JDS Uniphase Corp.*	4,390
3,045	Juniper Networks, Inc.*	70,248
736	Lam Research Corp.*	22,595
556	Lender Processing Services, Inc.	19,060
1,294	Linear Technology Corp.	34,382
2,697	Marvell Technology Group Ltd.*	41,129
495	Mastercard, Inc., Class A	100,302
1,488	Maxim Integrated Products, Inc.	27,945
904	McAfee, Inc.*	35,961
1,301	MEMC Electronic Materials, Inc.*	20,751
521	Metavante Technologies, Inc.*	16,417
971	Microchip Technology, Inc.	25,780
867	Micron Technology, Inc.*	6,390
468	Micros Systems, Inc.*	13,043
44,853	Microsoft Corp.	1,105,626
66	Molex, Inc.	1,202
854	Motorola, Inc.	6,132
330	National Instruments Corp.	8,458
1,336	National Semiconductor Corp.	20,267
923	NCR Corp.*	12,304
1,937	NetApp, Inc.*	44,067
421	NeuStar, Inc., Class A*	9,759
912	Novell, Inc.*	3,967
344	Novellus Systems, Inc.*	6,591
1,149	Nuance Communications, Inc.*	14,167
3,179	Nvidia Corp.*	46,159
2,446	ON Semiconductor Corp.*	19,739
22,244	Oracle Corp.	486,476
1,873	Paychex, Inc.	52,987
692	QLogic Corp.*	10,941
9,632	QUALCOMM, Inc.	447,117
608	Rambus, Inc.*	11,613
1,100	Red Hat, Inc.*	25,256
407	Rovi Corp.*	12,389
895	SAIC, Inc.*	16,549
630	Salesforce.com, Inc.*	32,678
636	SanDisk Corp.*	11,257
2,577	Seagate Technology	35,691
260	Silicon Laboratories, Inc.*	11,710
175	Sohu.com, Inc.*	10,693
484	Sybase, Inc.*	16,867
4,778	Symantec Corp.*	72,243
526	Synopsys, Inc.*	11,167
819	Teradata Corp.*	22,056
1,007	Teradyne, Inc.*	8,308
7,411	Texas Instruments, Inc.	182,237
679	Total System Services, Inc.	10,362
696	Trimble Navigation Ltd.*	17,720
426	Varian Semiconductor Equipment Associates, Inc.*	13,023
1,122	VeriSign, Inc.*	23,775
2,615	Visa, Inc., Class A	185,927
231	Vishay Intertechnology, Inc.*	1,864
299	VMware, Inc., Class A*	10,594
47	WebMD Health Corp., Class A*	1,546
1,169	Western Digital Corp.*	40,073
4,081	Western Union Co. (The)	73,621
1,595	Xilinx, Inc.	35,473
6,463	Yahoo!, Inc.*	94,424
314	Zebra Technologies Corp., Class A*	7,847
		9,257,369
	Materials - 3.3%

421	Air Products & Chemicals, Inc.	31,588
31	Albemarle Corp.	999
2,625	Alcoa, Inc.	31,631
32	Ashland, Inc.	1,174
356	Ball Corp.	17,252
835	Celanese Corp., Class A	21,268
234	CF Industries Holdings, Inc.	19,108
73	Cliffs Natural Resources, Inc.	1,848
102	Compass Minerals International, Inc.	5,424
931	Crown Holdings, Inc.*	23,117
1,741	E.I. du Pont de Nemours & Co.	55,590
254	Eagle Materials, Inc.	6,688
1,376	Ecolab, Inc.	58,191
360	FMC Corp.	17,172
1,455	Freeport-McMoRan Copper & Gold, Inc.	91,636
432	International Flavors & Fragrances, Inc.	15,388
223	Intrepid Potash, Inc.*	5,238
343	Lubrizol Corp.	21,856
99	Martin Marietta Materials, Inc.	8,670
3,176	Monsanto Co.	266,403
921	Mosaic Co. (The)	44,641
804	Nalco Holding Co.	14,392
2,786	Newmont Mining Corp.	111,969
798	Owens-Illinois, Inc.*	27,084
59	Packaging Corp. of America	1,201
629	Pactiv Corp.*	15,631
1,789	Praxair, Inc.	137,073
61	Royal Gold, Inc.	2,421
394	RPM International, Inc.	6,414
98	Schnitzer Steel Industries, Inc., Class A	5,293
260	Scotts Miracle-Gro Co. (The), Class A	10,579
711	Sigma-Aldrich Corp.	36,119
754	Southern Copper Corp.	21,308
397	Terra Industries, Inc.	12,351
7	Valhi, Inc.	63
308	Walter Energy, Inc.	15,988
		1,162,768
	Telecommunication Services - 0.4%

2,314	American Tower Corp., Class A*	73,238
608	Crown Castle International Corp.*	16,331
791	Frontier Communications Corp.	5,624
263	Leap Wireless International, Inc.*	4,337
1,474	MetroPCS Communications, Inc.*	11,733
51	NII Holdings, Inc.*	1,209
677	SBA Communications Corp., Class A*	16,322
868	tw telecom, inc.*	9,939
1,179	Windstream Corp.	10,104
		148,837
	Utilities - 0.8%

3,127	AES Corp. (The)*	42,746
602	Allegheny Energy, Inc.	15,899
49	American Water Works Co., Inc.	985
1,054	Calpine Corp.*	12,395
1,707	Centerpoint Energy, Inc.	21,167
895	Constellation Energy Group, Inc.	28,327

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
86	DPL, Inc.	$2,130
762	EQT Corp.	30,229
334	Exelon Corp.	16,707
313	FPL Group, Inc.	17,584
98	Integrys Energy Group, Inc.	3,364
290	ITC Holdings Corp.	13,508
582	NV Energy, Inc.	7,019
114	Ormat Technologies, Inc.	4,111
2,188	PPL Corp.	64,327
		280,498
	Total Common Stocks (Cost $23,884,003)	29,241,986

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$12,889	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $12,889)	12,889

	Repurchase Agreements (a) - 6.1%
128,895	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $128,896(b)	128,895
120,041	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $120,042(c)	120,041
193,342	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $193,347(d)	193,342
193,342	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $193,347(e)	193,342
88,332	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $88,332(f)	88,332
257,790	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $257,798(g)	257,790
64,447	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $64,447(h)	64,447
257,790	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $257,792(i)	257,790
77,337	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $77,337(j)	77,337
32,224	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $32,224(k)	32,224
515,580	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $515,583(l)	515,580
194,810	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $194,811(m)	194,810
	Total Repurchase Agreements (Cost $2,123,930)	2,123,930
	Total Investment Securities (Cost $26,020,822) — 89.5%	31,378,805
	Other assets less liabilities — 10.5%	3,675,161
	Net Assets — 100.0%	$35,053,966

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $308,601.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $131,473. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $122,442. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $197,209. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $197,209. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $90,099. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $262,946. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $65,736. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $262,946. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $78,884. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $32,869. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $525,892. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $198,707. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,083,164)
Net unrealized depreciation	$(2,083,164)
Federal income tax cost of investments	$33,461,969

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$5,319,958	$1,351,699

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	12,532,146	(75,178)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	12,124,321	2,204,537

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	10,754,723	(63,015)

		$3,418,043

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$29,241,986	$—	$29,241,986
U.S. Government & Agency Security	—	12,889	12,889
Repurchase Agreements	—	2,123,930	2,123,930
Total Investment Securities	29,241,986	2,136,819	31,378,805
Other Financial Instruments*:
Swap Agreements	—	3,418,043	3,418,043
Total Other Financial Instruments	—	3,418,043	3,418,043
Total Investments	$29,241,986	$5,554,862	$34,796,848

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 81.4%
	Consumer Discretionary - 10.3%

544	Abercrombie & Fitch Co., Class A	$17,566
1,048	Autoliv, Inc.	33,609
810	AutoNation, Inc.*	15,374
363	Barnes & Noble, Inc.	7,510
904	Big Lots, Inc.*	22,980
740	Black & Decker Corp.	32,649
103	BorgWarner, Inc.	3,056
679	Boyd Gaming Corp.*	6,980
2,889	Cablevision Systems Corp., Class A	64,540
66	Career Education Corp.*	1,567
787	Carmax, Inc.*	13,623
7,482	CBS Corp., Class B	77,439
423	Central European Media Enterprises Ltd., Class A*	12,153
135	Chico’s FAS, Inc.*	1,719
256	Choice Hotels International, Inc.	7,552
499	Clear Channel Outdoor Holdings, Inc., Class A*	3,388
3,416	D.R. Horton, Inc.	45,809
242	Discovery Communications, Inc., Class C*	5,656
2,476	DISH Network Corp., Class A*	40,384
892	DreamWorks Animation SKG, Inc., Class A*	30,114
204	Expedia, Inc.*	4,702
179	Federal Mogul Corp.*	2,252
1,070	Foot Locker, Inc.	11,406
1,850	Fortune Brands, Inc.	73,648
245	GameStop Corp., Class A*	5,831
2,863	Gannett Co., Inc.	24,736
251	Garmin Ltd.	8,250
1,964	Genuine Parts Co.	72,747
2,888	Harley-Davidson, Inc.	69,254
321	Harman International Industries, Inc.	9,627
623	Hasbro, Inc.	17,687
469	Hillenbrand, Inc.	9,389
239	Interactive Data Corp.	5,547
613	International Game Technology	12,824
370	International Speedway Corp., Class A	10,290
5,892	Interpublic Group of Cos., Inc.*	37,061
2,739	J.C. Penney Co., Inc.	82,280
1,082	Jarden Corp.*	26,347
871	KB Home	15,861
702	Lamar Advertising Co., Class A*	16,069
896	Las Vegas Sands Corp.*	12,777
730	Leggett & Platt, Inc.	13,322
1,828	Lennar Corp., Class A	27,694
3,277	Liberty Global, Inc., Class A*	71,733
989	Liberty Media Corp. - Capital, Class A*	18,880
7,342	Liberty Media Corp. - Interactive, Class A*	70,336
1,068	Limited Brands, Inc.	15,935
5,180	Macy’s, Inc.	80,394
1,947	Marriott International, Inc., Class A	46,542
989	Mattel, Inc.	17,792
284	MDC Holdings, Inc.	10,639
417	Meredith Corp.	11,543
1,295	MGM Mirage*	10,969
685	Mohawk Industries, Inc.*	34,332
1,191	New York Times Co. (The), Class A	9,063
2,865	Newell Rubbermaid, Inc.	39,881
59	NVR, Inc.*	39,840
2,768	Office Depot, Inc.*	14,449
823	Penn National Gaming, Inc.*	24,040
299	Penske Auto Group, Inc.	5,289
224	Phillips-Van Heusen Corp.	8,463
39	Polo Ralph Lauren Corp.	2,589
3,693	Pulte Homes, Inc.	47,190
1,339	RadioShack Corp.	20,259
477	Regal Entertainment Group, Class A	6,034
1,113	Royal Caribbean Cruises Ltd.	21,236
438	Scripps Networks Interactive, Inc., Class A	14,222
613	Sears Holdings Corp.*	38,895
3,091	Service Corp. International	21,884
177	Sherwin-Williams Co. (The)	10,655
1,050	Signet Jewelers Ltd.	25,441
515	Snap-On, Inc.	19,220
974	Stanley Works (The)	39,866
1,924	Starwood Hotels & Resorts Worldwide, Inc.	57,297
210	Thor Industries, Inc.	5,470
128	Tiffany & Co.	4,657
1,676	Toll Brothers, Inc.*	38,112
536	TRW Automotive Holdings Corp.*	9,460
845	VF Corp.	58,778
3,552	Virgin Media, Inc.	40,599
90	WABCO Holdings, Inc.	1,716
501	Warner Music Group Corp.*	2,295
76	Washington Post Co. (The), Class B	33,011
372	Weight Watchers International, Inc.	10,204
2,699	Wendy’s/Arby’s Group, Inc., Class A	13,603
909	Whirlpool Corp.	58,367
693	Williams-Sonoma, Inc.	13,257
1,224	Wyndham Worldwide Corp.	18,544
825	Wynn Resorts Ltd.*	44,657
		2,220,907
	Consumer Staples - 5.2%

156	Alberto-Culver Co.	4,117
556	BJ’s Wholesale Club, Inc.*	18,126
188	Brown-Forman Corp., Class B	8,407
1,651	Bunge Ltd.	110,634
778	Campbell Soup Co.	24,398
617	Central European Distribution Corp.*	19,867
194	Clorox Co.	11,464
571	Coca-Cola Enterprises, Inc.	11,540
5,508	ConAgra Foods, Inc.	113,079
2,344	Constellation Brands, Inc., Class A*	34,668
919	Corn Products International, Inc.	27,258
2,435	Del Monte Foods Co.	25,543
3,127	Dr. Pepper Snapple Group, Inc.*	82,678
138	Energizer Holdings, Inc.*	9,029
164	Flowers Foods, Inc.	3,898
736	H. J. Heinz Co.	28,336
791	Hershey Co. (The)	31,031
774	Hormel Foods Corp.	28,599
1,459	J.M. Smucker Co. (The)	76,262
242	Lorillard, Inc.	17,610
212	Mead Johnson Nutrition Co., Class A	8,408
1,485	Molson Coors Brewing Co., Class B	70,359
204	NBTY, Inc.*	7,560
347	Pepsi Bottling Group, Inc.	12,398
698	PepsiAmericas, Inc.	19,530
697	Ralcorp Holdings, Inc.*	43,723
7,201	Rite Aid Corp.*	11,090
5,246	Safeway, Inc.	99,936
6,443	Sara Lee Corp.	62,433
1,384	Smithfield Foods, Inc.*	16,982
2,611	SUPERVALU, Inc.	37,468
3,716	Tyson Foods, Inc., Class A	44,555

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
217	Whole Foods Market, Inc.*	$6,310
		1,127,296
	Energy - 7.2%

2,001	Arch Coal, Inc.	34,657
101	Atwood Oceanics, Inc.*	2,876
3,597	BJ Services Co.	57,768
1,276	Cabot Oil & Gas Corp.	44,979
1,026	Cimarex Energy Co.	40,055
526	Comstock Resources, Inc.*	18,584
938	Concho Resources, Inc.*	30,569
196	Continental Resources, Inc.*	6,919
3,065	Denbury Resources, Inc.*	46,649
6,234	El Paso Corp.	57,540
650	Encore Acquisition Co.*	24,499
1,252	ENSCO International, Inc.	46,199
200	EXCO Resources, Inc.*	2,932
413	Exterran Holdings, Inc.*	7,446
868	Forest Oil Corp.*	13,645
276	Frontier Oil Corp.	3,541
635	Frontline Ltd.	14,141
1,274	Helix Energy Solutions Group, Inc.*	14,906
893	Helmerich & Payne, Inc.	29,880
135	Mariner Energy, Inc.*	1,638
211	Massey Energy Co.	5,714
2,350	Murphy Oil Corp.	133,950
3,486	Nabors Industries Ltd.*	61,632
1,633	Newfield Exploration Co.*	63,181
2,135	Noble Energy, Inc.	129,082
611	Oil States International, Inc.*	18,006
288	Overseas Shipholding Group, Inc.	10,187
1,615	Patterson-UTI Energy, Inc.	21,463
1,404	Pioneer Natural Resources Co.	40,660
787	Plains Exploration & Production Co.*	20,659
1,139	Pride International, Inc.*	29,363
1,645	Range Resources Corp.	79,569
1,148	Rowan Cos., Inc.	23,775
1,530	SandRidge Energy, Inc.*	18,666
249	SEACOR Holdings, Inc.*	18,956
78	Seahawk Drilling, Inc.*	1,745
1,094	Smith International, Inc.	30,162
1,370	Southern Union Co.	27,181
7,944	Spectra Energy Corp.	149,506
579	St. Mary Land & Exploration Co.	15,228
1,440	Sunoco, Inc.	38,736
962	Superior Energy Services, Inc.*	17,537
290	Teekay Corp.	5,220
1,011	Tesoro Corp.	14,235
637	Tidewater, Inc.	27,499
503	Unit Corp.*	18,817
626	Whiting Petroleum Corp.*	30,386
		1,550,538
	Financials - 23.3%

381	Alexandria Real Estate Equities, Inc. (REIT)	21,226
68	Alleghany Corp.*	18,877
610	Allied World Assurance Co. Holdings Ltd.	28,261
1,801	AMB Property Corp. (REIT)	41,117
1,059	American Financial Group, Inc./OH	27,163
925	American International Group, Inc.	41,930
196	American National Insurance Co.	16,929
771	AmeriCredit Corp.*	13,307
2,893	Ameriprise Financial, Inc.	86,877
6,704	Annaly Capital Management, Inc. (REIT)	116,247
3,409	AON Corp.	142,360
1,442	Apartment Investment & Management Co., Class A (REIT)	17,549
644	Arch Capital Group Ltd.*	41,841
90	Arthur J. Gallagher & Co.	2,139
1,021	Aspen Insurance Holdings Ltd.	25,933
1,575	Associated Banc-Corp	16,333
1,450	Assurant, Inc.	43,428
984	AvalonBay Communities, Inc. (REIT)	63,399
1,258	Axis Capital Holdings Ltd.	38,344
1,026	BancorpSouth, Inc.	23,598
589	Bank of Hawaii Corp.	23,236
165	BOK Financial Corp.	7,465
1,706	Boston Properties, Inc. (REIT)	103,349
1,583	Brandywine Realty Trust (REIT)	16,796
631	BRE Properties, Inc. (REIT)	17,838
381	Brown & Brown, Inc.	7,570
821	Camden Property Trust (REIT)	30,131
2,524	CapitalSource, Inc.	10,449
8,256	Chimera Investment Corp. (REIT)	31,373
1,782	Cincinnati Financial Corp.	45,833
4,330	CIT Group, Inc.	7,534
531	City National Corp./CA	20,974
178	CNA Financial Corp.*	4,356
1,861	Comerica, Inc.	49,633
487	Commerce Bancshares, Inc./MO	17,888
707	Corporate Office Properties Trust (REIT)	26,060
637	Cullen/Frost Bankers, Inc.	31,391
6,598	Discover Financial Services	90,723
1,494	Douglas Emmett, Inc. (REIT)	18,092
2,757	Duke Realty Corp. (REIT)	31,761
403	Endurance Specialty Holdings Ltd.	13,891
3,373	Equity Residential (REIT)	92,117
110	Erie Indemnity Co., Class A	4,254
338	Essex Property Trust, Inc. (REIT)	25,218
758	Everest Re Group Ltd.	63,907
633	Federal Realty Investment Trust (REIT)	39,480
73	Federated Investors, Inc., Class B	1,916
2,467	Fidelity National Financial, Inc., Class A	37,054
9,795	Fifth Third Bancorp	107,157
1,148	First American Corp.	36,185
74	First Citizens BancShares, Inc./NC, Class A	10,243
2,647	First Horizon National Corp.*	35,417
1,844	First Niagara Financial Group, Inc.	24,120
1,350	Forest City Enterprises, Inc., Class A	12,487
2,163	Fulton Financial Corp.	15,876
3,063	Genworth Financial, Inc., Class A	32,345
582	Hanover Insurance Group, Inc. (The)	23,798
4,008	Hartford Financial Services Group, Inc.	95,070
1,382	HCC Insurance Holdings, Inc.	36,540
2,209	HCP, Inc. (REIT)	62,912
680	Health Care REIT, Inc. (REIT)	29,043
1,504	Hospitality Properties Trust (REIT)	27,403
7,417	Host Hotels & Resorts, Inc. (REIT)	73,947
2,755	HRPT Properties Trust (REIT)	17,852
2,564	Hudson City Bancorp, Inc.	33,640
7,005	Huntington Bancshares, Inc./OH	31,943
500	Interactive Brokers Group, Inc., Class A*	9,490
4,709	Invesco Ltd.	97,712
490	Investment Technology Group, Inc.*	12,074
294	Janus Capital Group, Inc.	3,740
347	Jefferies Group, Inc.*	8,210

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
515	Jones Lang LaSalle, Inc.	$24,143
10,820	KeyCorp	72,061
4,635	Kimco Realty Corp. (REIT)	58,169
1,734	Legg Mason, Inc.	49,870
1,467	Leucadia National Corp.*	36,484
1,375	Liberty Property Trust (REIT)	45,059
2,571	Lincoln National Corp.	64,892
938	M&T Bank Corp.	57,931
974	Macerich Co. (The) (REIT)	27,915
964	Mack-Cali Realty Corp. (REIT)	30,877
121	Markel Corp.*	39,792
5,953	Marsh & McLennan Cos., Inc.	140,134
4,534	Marshall & Ilsley Corp.	32,282
1,623	MBIA, Inc.*	10,907
328	Mercury General Corp.	12,185
927	NASDAQ OMX Group, Inc. (The)*	20,348
314	Nationwide Health Properties, Inc. (REIT)	10,010
4,252	New York Community Bancorp, Inc.	45,241
2,379	NYSE Euronext	67,421
164	Odyssey Re Holdings Corp.	8,307
2,963	Old Republic International Corp.	35,289
286	OneBeacon Insurance Group Ltd., Class A	3,927
697	PartnerRe Ltd.	51,515
4,253	People’s United Financial, Inc.	68,303
1,289	Plum Creek Timber Co., Inc. (REIT)	39,044
3,474	Popular, Inc.	7,469
7,532	Progressive Corp. (The)*	124,429
5,451	ProLogis (REIT)	60,615
1,054	Protective Life Corp.	22,714
1,206	Raymond James Financial, Inc.	27,437
532	Rayonier, Inc. (REIT)	22,849
1,285	Realty Income Corp. (REIT)	32,832
986	Regency Centers Corp. (REIT)	33,080
14,226	Regions Financial Corp.	83,364
826	Reinsurance Group of America, Inc.	35,559
768	RenaissanceRe Holdings Ltd.	41,818
1,484	Senior Housing Properties Trust (REIT)	29,769
946	SL Green Realty Corp. (REIT)	33,384
4,508	SLM Corp.*	40,121
604	StanCorp Financial Group, Inc.	22,861
45	Student Loan Corp. (The)	2,212
6,143	SunTrust Banks, Inc.	143,562
3,211	Synovus Financial Corp.	11,881
654	Taubman Centers, Inc. (REIT)	20,712
1,578	TCF Financial Corp.	21,713
903	TFS Financial Corp.	10,294
1,019	Torchmark Corp.	43,420
336	Transatlantic Holdings, Inc.	16,417
1,853	UDR, Inc. (REIT)	23,700
518	Unitrin, Inc.	9,806
4,080	Unum Group	91,922
324	Validus Holdings Ltd.	8,314
1,746	Valley National Bancorp	20,358
1,928	Ventas, Inc. (REIT)	75,597
1,878	Vornado Realty Trust (REIT)	108,023
1,112	W. R. Berkley Corp.	28,412
1,084	Washington Federal, Inc.	16,087
1,286	Weingarten Realty Investors (REIT)	25,540
17	Wesco Financial Corp.	5,134
96	White Mountains Insurance Group Ltd.	29,952
830	Whitney Holding Corp./LA	7,478
854	Wilmington Trust Corp.	11,982
4,213	XL Capital Ltd., Class A	73,096
1,541	Zions Bancorporation	27,229
		5,037,599
	Health Care - 3.4%

461	AmerisourceBergen Corp.	9,824
542	Brookdale Senior Living, Inc.	8,612
273	Charles River Laboratories International, Inc.*	9,416
3,141	CIGNA Corp.	92,440
567	Community Health Systems, Inc.*	17,447
556	Cooper Cos., Inc. (The)	15,190
1,313	Coventry Health Care, Inc.*	28,663
1,443	Endo Pharmaceuticals Holdings, Inc.*	32,568
3,715	Forest Laboratories, Inc.*	108,738
1,279	Health Net, Inc.*	19,594
462	Hill-Rom Holdings, Inc.	9,466
2,850	Hologic, Inc.*	46,882
1,322	Humana, Inc.*	47,195
1,730	IMS Health, Inc.	23,978
539	Inverness Medical Innovations, Inc.*	19,188
489	Kinetic Concepts, Inc.*	15,624
3,054	King Pharmaceuticals, Inc.*	31,701
245	Life Technologies Corp.*	10,910
669	LifePoint Hospitals, Inc.*	16,812
162	Lincare Holdings, Inc.*	4,275
382	Mednax, Inc.*	19,891
1,071	Mylan, Inc.*	15,712
843	Omnicare, Inc.	19,296
1,124	PerkinElmer, Inc.	20,513
282	Teleflex, Inc.	12,775
1,897	Tenet Healthcare Corp.*	8,840
522	Universal Health Services, Inc., Class B	30,673
1,298	Watson Pharmaceuticals, Inc.*	45,806
		742,029
	Industrials - 8.6%

1,138	AGCO Corp.*	35,551
505	Alexander & Baldwin, Inc.	14,494
141	Armstrong World Industries, Inc.*	4,711
1,129	Avery Dennison Corp.	34,886
597	BE Aerospace, Inc.*	10,227
717	Bucyrus International, Inc.	21,402
550	Carlisle Cos., Inc.	18,144
1,327	Cintas Corp.	36,413
404	Con-way, Inc.	16,871
1,546	Cooper Industries Ltd., Class A	49,859
1,257	Corrections Corp. of America*	24,939
1,589	Covanta Holding Corp.*	28,443
295	Crane Co.	6,924
1,665	Cummins, Inc.	75,458
669	Dover Corp.	23,141
2,040	Eaton Corp.	110,058
339	Equifax, Inc.	9,370
639	Gardner Denver, Inc.*	20,748
331	GATX Corp.	9,079
640	General Cable Corp.*	22,579
401	Graco, Inc.	10,069
267	Harsco Corp.	8,328
2,302	Hertz Global Holdings, Inc.*	22,836
613	Hubbell, Inc., Class B	23,582
407	IDEX Corp.	10,761
2,020	ITT Corp.	101,162
155	Joy Global, Inc.	6,022
615	Kansas City Southern*	14,699
1,976	KBR, Inc.	44,756
1,001	Kennametal, Inc.	22,072

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
526	Kirby Corp.*	$19,488
1,435	L-3 Communications Holdings, Inc.	106,764
524	Lincoln Electric Holdings, Inc.	23,852
1,605	Manitowoc Co., Inc. (The)	10,657
965	Manpower, Inc.	49,891
2,341	Masco Corp.	33,898
644	Monster Worldwide, Inc.*	10,446
1,101	Oshkosh Corp.	36,994
590	Owens Corning*	13,181
1,977	Parker Hannifin Corp.	96,201
874	Pentair, Inc.	24,760
2,542	Pitney Bowes, Inc.	56,814
2,435	Quanta Services, Inc.*	53,862
1,875	R.R. Donnelley & Sons Co.	33,450
2,709	Republic Services, Inc.	69,377
1,572	Rockwell Automation, Inc.	65,788
158	Roper Industries, Inc.	7,486
688	Ryder System, Inc.	26,144
192	Shaw Group, Inc. (The)*	5,631
6,277	Southwest Airlines Co.	51,346
877	Spirit Aerosystems Holdings, Inc., Class A*	13,611
604	SPX Corp.	33,631
1,298	Terex Corp.*	21,391
3,328	Textron, Inc.	51,118
444	Thomas & Betts Corp.*	12,294
1,192	Timken Co.	25,163
968	Trinity Industries, Inc.	15,294
896	URS Corp.*	38,734
506	USG Corp.*	7,519
95	UTi Worldwide, Inc.*	1,221
262	Waste Connections, Inc.*	7,166
247	WESCO International, Inc.*	5,935
		1,866,691
	Information Technology - 5.7%

3,254	Advanced Micro Devices, Inc.*	14,187
442	Affiliated Computer Services, Inc., Class A*	19,802
2,045	Amdocs Ltd.*	49,734
862	Arrow Electronics, Inc.*	23,826
5,552	Atmel Corp.*	22,930
908	Autodesk, Inc.*	21,274
1,237	Avnet, Inc.*	32,966
470	AVX Corp.	5,457
655	Broadridge Financial Solutions, Inc.	13,637
3,088	Brocade Communications Systems, Inc.*	22,326
1,103	CA, Inc.	24,586
995	Ciena Corp.*	13,333
1,153	CommScope, Inc.*	31,085
1,866	Computer Sciences Corp.*	91,154
2,980	Compuware Corp.*	21,486
1,049	Convergys Corp.*	11,371
174	Cypress Semiconductor Corp.*	1,761
101	Diebold, Inc.	3,047
57	DST Systems, Inc.*	2,611
467	EchoStar Corp., Class A*	8,663
1,525	Fairchild Semiconductor International, Inc.*	15,342
1,470	Fidelity National Information Services, Inc.	36,103
354	Harris Corp.	12,294
661	IAC/InterActiveCorp.*	12,242
1,994	Ingram Micro, Inc., Class A*	33,419
1,602	Integrated Device Technology, Inc.*	10,942
491	International Rectifier Corp.*	9,216
757	Intersil Corp., Class A	11,204
34	Itron, Inc.*	1,863
1,160	Jabil Circuit, Inc.	12,702
1,244	JDS Uniphase Corp.*	8,546
2,092	Kla-Tencor Corp.	65,270
962	Lexmark International, Inc., Class A*	18,124
7,992	LSI Corp.*	41,638
634	Marvell Technology Group Ltd.*	9,669
604	Maxim Integrated Products, Inc.	11,343
198	Microchip Technology, Inc.	5,257
8,594	Micron Technology, Inc.*	63,338
1,482	Molex, Inc.	26,987
2,312	Novell, Inc.*	10,057
475	Novellus Systems, Inc.*	9,101
244	Nuance Communications, Inc.*	3,009
2,743	PMC-Sierra, Inc.*	24,906
384	Rovi Corp.*	11,689
665	SAIC, Inc.*	12,296
1,447	SanDisk Corp.*	25,612
599	Seagate Technology	8,296
9,213	Sun Microsystems, Inc.*	85,497
662	Synopsys, Inc.*	14,054
619	Tech Data Corp.*	23,584
4,874	Tellabs, Inc.*	30,901
393	Teradata Corp.*	10,583
556	Total System Services, Inc.	8,485
1,808	Vishay Intertechnology, Inc.*	14,591
272	Western Digital Corp.*	9,324
10,651	Xerox Corp.	92,131
67	Zebra Technologies Corp., Class A*	1,674
		1,236,525
	Materials - 6.2%

1,002	Airgas, Inc.	46,593
1,346	AK Steel Holding Corp.	27,351
1,061	Albemarle Corp.	34,196
1,207	Allegheny Technologies, Inc.	36,657
834	Aptargroup, Inc.	28,673
845	Ashland, Inc.	30,995
405	Ball Corp.	19,626
1,330	Bemis Co., Inc.	35,365
805	Cabot Corp.	15,931
543	Carpenter Technology Corp.	11,571
102	CF Industries Holdings, Inc.	8,329
1,458	Cliffs Natural Resources, Inc.	36,902
1,386	Commercial Metals Co.	23,465
186	Compass Minerals International, Inc.	9,891
581	Cytec Industries, Inc.	16,785
895	Eastman Chemical Co.	46,683
133	FMC Corp.	6,344
409	Greif, Inc., Class A	20,262
1,997	Huntsman Corp.	17,154
54	International Flavors & Fragrances, Inc.	1,923
5,323	International Paper Co.	122,163
36	Intrepid Potash, Inc.*	846
105	Lubrizol Corp.	6,691
338	Martin Marietta Materials, Inc.	29,602
2,107	MeadWestvaco Corp.	46,249
383	Owens-Illinois, Inc.*	12,999
1,137	Packaging Corp. of America	23,149
294	Pactiv Corp.*	7,306
2,026	PPG Industries, Inc.	112,240
775	Reliance Steel & Aluminum Co.	28,628
317	Royal Gold, Inc.	12,579
748	RPM International, Inc.	12,177
56	Schnitzer Steel Industries, Inc., Class A	3,025

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,953	Sealed Air Corp.	$36,931
1,229	Sonoco Products Co.	31,880
2,650	Steel Dynamics, Inc.	43,857
1,312	Temple-Inland, Inc.	22,186
388	Terra Industries, Inc.	12,071
1,048	Titanium Metals Corp.	8,615
1,765	United States Steel Corp.	77,272
51	Valhi, Inc.	462
1,235	Valspar Corp.	33,073
1,539	Vulcan Materials Co.	77,012
2,603	Weyerhaeuser Co.	97,326
		1,333,035
	Telecommunication Services - 1.9%

3,654	CenturyTel, Inc.	117,769
793	Clearwire Corp., Class A*	6,074
2,296	Crown Castle International Corp.*	61,671
2,174	Frontier Communications Corp.	15,457
168	Leap Wireless International, Inc.*	2,770
20,043	Level 3 Communications, Inc.*	24,052
1,934	NII Holdings, Inc.*	45,855
18,136	Qwest Communications International, Inc.	65,108
1,117	Telephone & Data Systems, Inc.	29,455
192	United States Cellular Corp.*	7,010
2,883	Windstream Corp.	24,707
		399,928
	Utilities - 9.6%

1,593	AES Corp. (The)*	21,776
950	AGL Resources, Inc.	31,911
812	Allegheny Energy, Inc.	21,445
1,363	Alliant Energy Corp.	35,901
2,630	Ameren Corp.	70,931
676	American Water Works Co., Inc.	13,588
1,671	Aqua America, Inc.	28,156
1,133	Atmos Energy Corp.	30,863
1,893	Calpine Corp.*	22,262
688	Centerpoint Energy, Inc.	8,531
2,794	CMS Energy Corp.	37,468
3,380	Consolidated Edison, Inc.	135,842
350	Constellation Energy Group, Inc.	11,077
1,247	DPL, Inc.	30,888
2,018	DTE Energy Co.	70,186
6,135	Dynegy, Inc., Class A*	11,656
4,013	Edison International	134,074
883	Energen Corp.	37,077
1,663	Great Plains Energy, Inc.	29,136
1,127	Hawaiian Electric Industries, Inc.	19,610
734	Integrys Energy Group, Inc.	25,198
2,266	MDU Resources Group, Inc.	43,983
1,776	Mirant Corp.*	29,926
872	National Fuel Gas Co.	38,970
3,382	NiSource, Inc.	44,676
2,157	Northeast Utilities	51,315
3,267	NRG Energy, Inc.*	87,719
1,315	NSTAR	41,607
1,654	NV Energy, Inc.	19,947
1,183	OGE Energy Corp.	37,004
1,297	Oneok, Inc.	43,942
2,709	Pepco Holdings, Inc.	38,820
1,245	Pinnacle West Capital Corp.	40,973
3,437	Progress Energy, Inc.	135,865
2,144	Questar Corp.	72,381
4,316	RRI Energy, Inc.*	25,637
1,500	SCANA Corp.	52,020
3,009	Sempra Energy	150,962
2,622	TECO Energy, Inc.	34,925
1,333	UGI Corp.	34,005
998	Vectren Corp.	23,104
1,338	Westar Energy, Inc.	27,456
1,440	Wisconsin Energy Corp.	65,477
5,612	Xcel Energy, Inc.	110,837
		2,079,127
	Total Common Stocks (Cost $14,174,521)	17,593,675

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
$10,401	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $10,401)	10,401

	Repurchase Agreements (a) - 7.9%
104,013	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $104,014(b)	104,013
96,868	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $96,869(c)	96,868
156,020	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $156,024(d)	156,020
156,020	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $156,024(e)	156,020
71,281	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $71,281(f)	71,281
208,027	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $208,033(g)	208,027
52,007	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $52,007(h)	52,007
208,027	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $208,028(i)	208,027
62,408	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $62,408(j)	62,408
26,003	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $26,003(k)	26,003
416,053	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $416,056(l)	416,053

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
$157,204	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $157,205(m)	$157,204
	Total Repurchase Agreements (Cost $1,713,931)	1,713,931
	Total Investment Securities (Cost $15,898,853) — 89.4%	19,318,007
	Other assets less liabilities — 10.6%	2,283,848
	Net Assets — 100.0%	$21,601,855

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $346,965.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $106,093. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $98,806. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $159,141. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $159,141. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $72,707. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $212,188. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $53,047. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $212,188. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $63,657. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $26,523. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $424,374. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $160,348. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,946
Aggregate gross unrealized depreciation	(224,430)
Net unrealized depreciation	$(108,484)
Federal income tax cost of investments	$19,426,491

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$3,007,929	$1,040,394

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	7,374,859	(44,792)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	5,344,620	1,398,501

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	9,813,009	(92,786)

		$2,301,317

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$17,593,675	$—	$17,593,675
U.S. Government & Agency Security	—	10,401	10,401
Repurchase Agreements	—	1,713,931	1,713,931
Total Investment Securities	17,593,675	1,724,332	19,318,007
Other Financial Instruments*:
Swap Agreements	—	2,301,317	2,301,317
Total Other Financial Instruments	—	2,301,317	2,301,317
Total Investments	$17,593,675	$4,025,649	$21,619,324

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 83.2%
	Consumer Discretionary - 15.3%

565	Aaron’s, Inc.	$14,747
517	Abercrombie & Fitch Co., Class A	16,694
1,127	Advance Auto Parts, Inc.	47,672
798	Aeropostale, Inc.*	31,242
2,019	American Eagle Outfitters, Inc.	27,257
1,570	Apollo Group, Inc., Class A*	101,767
84	AutoNation, Inc.*	1,594
380	AutoZone, Inc.*	55,955
92	Barnes & Noble, Inc.	1,903
3,087	Bed Bath & Beyond, Inc.*	112,614
108	Big Lots, Inc.*	2,745
1,280	BorgWarner, Inc.	37,978
1,209	Brinker International, Inc.	17,603
542	Brink’s Home Security Holdings, Inc.*	16,948
1,258	Burger King Holdings, Inc.	22,556
756	Career Education Corp.*	17,955
1,853	Carmax, Inc.*	32,075
1,968	Chico’s FAS, Inc.*	25,053
377	Chipotle Mexican Grill, Inc., Class A*	31,623
95	Choice Hotels International, Inc.	2,802
3,759	Coach, Inc.	106,342
402	CTC Media, Inc.*	5,347
1,623	Darden Restaurants, Inc.	53,445
736	DeVry, Inc.	37,610
1,017	Dick’s Sporting Goods, Inc.*	22,791
3,096	Discovery Communications, Inc., Class C*	72,354
1,064	Dollar Tree, Inc.*	53,136
1,977	Expedia, Inc.*	45,570
1,660	Family Dollar Stores, Inc.	50,265
75	Federal Mogul Corp.*	944
814	Foot Locker, Inc.	8,677
1,713	GameStop Corp., Class A*	40,769
1,091	Garmin Ltd.	35,861
1,629	Gentex Corp.	23,767
2,862	Goodyear Tire & Rubber Co. (The)*	47,194
691	Guess?, Inc.	24,213
4,020	H&R Block, Inc.	69,466
1,121	Hanesbrands, Inc.*	23,608
385	Harman International Industries, Inc.	11,546
883	Hasbro, Inc.	25,068
281	Hillenbrand, Inc.	5,626
200	Interactive Data Corp.	4,642
2,918	International Game Technology	61,045
454	ITT Educational Services, Inc.*	47,665
489	John Wiley & Sons, Inc., Class A	15,682
68	KB Home	1,238
2,681	Las Vegas Sands Corp.*	38,231
1,154	Leggett & Platt, Inc.	21,060
2,112	Limited Brands, Inc.	31,511
1,659	LKQ Corp.*	28,800
1,667	Marriott International, Inc., Class A	39,848
578	Marvel Entertainment, Inc.*	27,958
3,293	Mattel, Inc.	59,241
3,722	McGraw-Hill Cos., Inc. (The)	125,096
169	MDC Holdings, Inc.	6,331
1,073	MGM Mirage*	9,088
231	Morningstar, Inc.*	10,233
500	NetFlix, Inc.*	21,830
86	New York Times Co. (The), Class A	654
532	Newell Rubbermaid, Inc.	7,405
1,952	Nordstrom, Inc.	54,734
12	NVR, Inc.*	8,103
592	Office Depot, Inc.*	3,090
1,606	O’Reilly Automotive, Inc.*	61,478
326	Panera Bread Co., Class A*	17,020
162	Penske Auto Group, Inc.	2,866
1,492	PetSmart, Inc.	31,198
395	Phillips-Van Heusen Corp.	14,923
614	Polo Ralph Lauren Corp.	40,757
493	priceline.com, Inc.*	75,912
425	Pulte Homes, Inc.	5,432
194	RadioShack Corp.	2,935
490	Regal Entertainment Group, Class A	6,199
1,500	Ross Stores, Inc.	69,960
478	Royal Caribbean Cruises Ltd.	9,120
756	Scientific Games Corp., Class A*	11,658
618	Scripps Networks Interactive, Inc., Class A	20,066
1,004	Sherwin-Williams Co. (The)	60,441
187	Snap-On, Inc.	6,979
360	Starwood Hotels & Resorts Worldwide, Inc.	10,721
166	Strayer Education, Inc.	35,043
218	Thor Industries, Inc.	5,679
1,344	Tiffany & Co.	48,895
2,142	Tim Hortons, Inc.	60,512
4,891	TJX Cos., Inc.	175,831
170	TRW Automotive Holdings Corp.*	3,001
1,520	Urban Outfitters, Inc.*	43,214
236	VF Corp.	16,416
671	WABCO Holdings, Inc.	12,796
46	Warner Music Group Corp.*	211
37	Weight Watchers International, Inc.	1,015
1,736	Wendy’s/Arby’s Group, Inc., Class A	8,749
450	Williams-Sonoma, Inc.	8,609
517	WMS Industries, Inc.*	21,885
932	Wyndham Worldwide Corp.	14,120
		2,909,508
	Consumer Staples - 6.1%

858	Alberto-Culver Co.	22,643
5,053	Avon Products, Inc.	161,039
113	BJ’s Wholesale Club, Inc.*	3,684
886	Brown-Forman Corp., Class B	39,622
1,582	Campbell Soup Co.	49,612
831	Church & Dwight Co., Inc.	47,475
1,460	Clorox Co.	86,271
3,107	Coca-Cola Enterprises, Inc.	62,792
2,129	Dean Foods Co.*	38,620
687	Energizer Holdings, Inc.*	44,950
1,313	Estee Lauder Cos., Inc. (The), Class A	47,071
757	Flowers Foods, Inc.	17,994
409	Green Mountain Coffee Roasters, Inc.*	24,618
3,016	H. J. Heinz Co.	116,116
815	Hansen Natural Corp.*	26,618
728	Herbalife Ltd.	22,044
1,063	Hershey Co. (The)	41,701
81	Hormel Foods Corp.	2,993
1,758	Lorillard, Inc.	127,930
1,542	McCormick & Co., Inc. (Non-Voting)	50,223
205	Mead Johnson Nutrition Co., Class A	8,130
86	Molson Coors Brewing Co., Class B	4,075
439	NBTY, Inc.*	16,269
1,332	Pepsi Bottling Group, Inc.	47,592
2,042	Sara Lee Corp.	19,787
108	Smithfield Foods, Inc.*	1,325
1,086	Whole Foods Market, Inc.*	31,581
		1,162,775
	Energy - 4.3%

1,418	Alpha Natural Resources, Inc.*	45,816

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
566	Atwood Oceanics, Inc.*	$16,120
2,568	Cameron International Corp.*	91,703
289	CNX Gas Corp.*	8,176
44	Comstock Resources, Inc.*	1,554
2,138	CONSOL Energy, Inc.	79,983
173	Continental Resources, Inc.*	6,107
816	Diamond Offshore Drilling, Inc.	72,967
976	Dresser-Rand Group, Inc.*	28,987
2,307	El Paso Corp.	21,294
475	ENSCO International, Inc.	17,527
1,454	EXCO Resources, Inc.*	21,316
342	Exterran Holdings, Inc.*	6,166
1,463	FMC Technologies, Inc.*	69,785
486	Forest Oil Corp.*	7,640
975	Frontier Oil Corp.	12,509
389	Helmerich & Payne, Inc.	13,016
504	Holly Corp.	11,511
1,075	Mariner Energy, Inc.*	13,040
809	Massey Energy Co.	21,908
648	Oceaneering International, Inc.*	33,806
263	Patterson-UTI Energy, Inc.	3,495
3,560	Petrohawk Energy Corp.*	76,647
892	Plains Exploration & Production Co.*	23,415
959	Pride International, Inc.*	24,723
1,388	Quicksilver Resources, Inc.*	15,018
272	Range Resources Corp.	13,157
236	Rowan Cos., Inc.	4,887
66	Seahawk Drilling, Inc.*	1,471
1,544	Smith International, Inc.	42,568
182	St. Mary Land & Exploration Co.	4,787
218	Teekay Corp.	3,924
666	Tesoro Corp.	9,377
		824,400
	Financials - 7.8%

488	Affiliated Managers Group, Inc.*	31,881
100	Alexandria Real Estate Equities, Inc. (REIT)	5,571
543	American International Group, Inc.	24,614
324	AmeriCredit Corp.*	5,592
238	Ameriprise Financial, Inc.	7,147
1,100	Arthur J. Gallagher & Co.	26,147
477	Axis Capital Holdings Ltd.	14,539
81	BOK Financial Corp.	3,664
1,015	Brown & Brown, Inc.	20,168
472	CapitalSource, Inc.	1,954
237	Capitol Federal Financial	7,615
2,795	CB Richard Ellis Group, Inc., Class A*	33,093
442	CIT Group, Inc.	769
147	CNA Financial Corp.*	3,597
244	Commerce Bancshares, Inc./MO	8,962
901	Digital Realty Trust, Inc. (REIT)	39,266
1,379	Eaton Vance Corp.	39,398
198	Endurance Specialty Holdings Ltd.	6,825
244	Erie Indemnity Co., Class A	9,435
91	Federal Realty Investment Trust (REIT)	5,676
975	Federated Investors, Inc., Class B	25,594
409	Fidelity National Financial, Inc., Class A	6,143
2,184	Genworth Financial, Inc., Class A	23,063
2,250	GLG Partners, Inc.	8,887
242	Greenhill & Co., Inc.	19,166
46	Hanover Insurance Group, Inc. (The)	1,881
1,346	HCP, Inc. (REIT)	38,334
662	Health Care REIT, Inc. (REIT)	28,274
3,073	Hudson City Bancorp, Inc.	40,318
862	IntercontinentalExchange, Inc.*	80,856
393	Invesco Ltd.	8,155
43	Investment Technology Group, Inc.*	1,059
1,873	Janus Capital Group, Inc.	23,825
1,039	Jefferies Group, Inc.*	24,583
906	Lazard Ltd., Class A	35,216
807	Leucadia National Corp.*	20,070
1,105	Lincoln National Corp.	27,890
464	Marsh & McLennan Cos., Inc.	10,923
2,221	Moody’s Corp.	60,500
1,185	MSCI, Inc., Class A*	34,863
712	NASDAQ OMX Group, Inc. (The)*	15,628
916	Nationwide Health Properties, Inc. (REIT)	29,202
791	NYSE Euronext	22,417
43	Odyssey Re Holdings Corp.	2,178
688	Plum Creek Timber Co., Inc. (REIT)	20,839
3,677	Principal Financial Group, Inc.	104,427
822	Progressive Corp. (The)*	13,579
1,591	Public Storage (REIT)	112,245
424	Rayonier, Inc. (REIT)	18,211
67	Reinsurance Group of America, Inc.	2,884
1,432	SEI Investments Co.	26,406
1,201	SLM Corp.*	10,689
1,095	St. Joe Co. (The)*	35,916
5	Student Loan Corp. (The)	246
3,024	T. Rowe Price Group, Inc.	137,048
3,094	TD Ameritrade Holding Corp.*	59,529
114	TFS Financial Corp.	1,300
160	Validus Holdings Ltd.	4,106
522	W. R. Berkley Corp.	13,337
1,019	Waddell & Reed Financial, Inc., Class A	27,034
		1,472,734
	Health Care - 11.3%

83	Abraxis Bioscience, Inc.*	2,234
1,041	Alexion Pharmaceuticals, Inc.*	46,991
739	Allscripts-Misys Healthcare Solutions, Inc.	10,974
3,131	AmerisourceBergen Corp.	66,722
1,668	Amylin Pharmaceuticals, Inc.*	21,017
811	Beckman Coulter, Inc.	54,921
1,183	BioMarin Pharmaceutical, Inc.*	19,484
227	Bio-Rad Laboratories, Inc., Class A*	19,581
1,175	C.R. Bard, Inc.	94,682
874	Cephalon, Inc.*	49,757
794	Cerner Corp.*	48,998
520	Charles River Laboratories International, Inc.*	17,935
210	CIGNA Corp.	6,180
549	Community Health Systems, Inc.*	16,893
757	Covance, Inc.*	40,197
495	Coventry Health Care, Inc.*	10,806
1,224	DaVita, Inc.*	63,293
1,366	Dendreon Corp.*	31,923
1,758	DENTSPLY International, Inc.	59,262
663	Edwards Lifesciences Corp.*	41,026
616	Gen-Probe, Inc.*	23,747
2,919	Health Management Associates, Inc., Class A*	20,170
1,067	Henry Schein, Inc.*	56,530
296	Hill-Rom Holdings, Inc.	6,065
1,226	HLTH Corp.*	17,789
298	Hologic, Inc.*	4,902
1,899	Hospira, Inc.*	74,232
737	Humana, Inc.*	26,311

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
698	Idexx Laboratories, Inc.*	$35,431
1,456	Illumina, Inc.*	51,353
488	IMS Health, Inc.	6,764
448	Intuitive Surgical, Inc.*	99,774
439	Inverness Medical Innovations, Inc.*	15,628
258	Kinetic Concepts, Inc.*	8,243
1,282	Laboratory Corp. of America Holdings*	89,471
1,832	Life Technologies Corp.*	81,579
659	Lincare Holdings, Inc.*	17,391
175	Mednax, Inc.*	9,112
398	Mettler-Toledo International, Inc.*	34,785
656	Millipore Corp.*	43,447
2,581	Mylan, Inc.*	37,863
1,130	Myriad Genetics, Inc.*	34,544
592	Omnicare, Inc.	13,551
686	OSI Pharmaceuticals, Inc.*	22,926
1,189	Patterson Cos., Inc.*	32,376
299	PerkinElmer, Inc.	5,457
943	Perrigo Co.	27,837
1,243	Pharmaceutical Product Development, Inc.	24,997
1,839	Quest Diagnostics, Inc.	99,232
892	ResMed, Inc.*	40,952
1,294	Sepracor, Inc.*	23,486
441	Techne Corp.	27,196
200	Teleflex, Inc.	9,060
3,857	Tenet Healthcare Corp.*	17,974
276	United Therapeutics Corp.*	25,257
40	Universal Health Services, Inc., Class B	2,350
805	Valeant Pharmaceuticals International*	20,841
1,484	Varian Medical Systems, Inc.*	63,916
1,003	VCA Antech, Inc.*	24,824
2,049	Vertex Pharmaceuticals, Inc.*	76,653
1,141	Waters Corp.*	57,370
		2,134,262
	Industrials - 12.3%

1,119	Aecom Technology Corp.*	30,672
388	Alliant Techsystems, Inc.*	29,985
1,271	AMETEK, Inc.	40,011
3,373	AMR Corp.*	18,417
106	Armstrong World Industries, Inc.*	3,541
250	Avery Dennison Corp.	7,725
551	BE Aerospace, Inc.*	9,439
538	Brink’s Co. (The)	14,176
200	Bucyrus International, Inc.	5,970
2,006	C.H. Robinson Worldwide, Inc.	112,858
196	Carlisle Cos., Inc.	6,466
282	Cintas Corp.	7,738
1,634	Continental Airlines, Inc., Class B*	21,683
192	Con-way, Inc.	8,018
485	Cooper Industries Ltd., Class A	15,641
356	Copa Holdings S.A., Class A	14,870
790	Copart, Inc.*	27,919
155	Corrections Corp. of America*	3,075
301	Crane Co.	7,064
788	Cummins, Inc.	35,712
9,133	Delta Air Lines, Inc.*	65,940
914	Donaldson Co., Inc.	34,339
1,559	Dover Corp.	53,926
629	Dun & Bradstreet Corp.	45,942
1,168	Equifax, Inc.	32,283
2,513	Expeditors International of Washington, Inc.	82,075
1,565	Fastenal Co.	56,653
663	Flowserve Corp.	57,184
2,129	Fluor Corp.	112,624
608	FTI Consulting, Inc.*	26,472
241	GATX Corp.	6,611
1,466	Goodrich Corp.	80,865
323	Graco, Inc.	8,110
694	Harsco Corp.	21,646
78	Hubbell, Inc., Class B	3,001
563	IDEX Corp.	14,886
565	IHS, Inc., Class A*	27,346
2,134	Iron Mountain, Inc.*	62,505
213	ITT Corp.	10,667
1,034	J.B. Hunt Transport Services, Inc.	28,983
1,461	Jacobs Engineering Group, Inc.*	64,255
1,061	Joy Global, Inc.	41,220
493	Kansas City Southern*	11,783
131	Kirby Corp.*	4,853
608	Landstar System, Inc.	21,201
551	Lennox International, Inc.	19,770
2,003	Masco Corp.	29,003
2,705	McDermott International, Inc.*	64,271
873	Monster Worldwide, Inc.*	14,160
506	MSC Industrial Direct Co., Class A	19,992
743	Navistar International Corp.*	32,127
444	Owens Corning*	9,919
1,392	Pall Corp.	41,384
323	Pentair, Inc.	9,151
1,658	Precision Castparts Corp.	151,342
627	R.R. Donnelley & Sons Co.	11,186
1,208	Republic Services, Inc.	30,937
1,809	Robert Half International, Inc.	47,559
168	Rockwell Automation, Inc.	7,031
1,875	Rockwell Collins, Inc.	86,325
919	Roper Industries, Inc.	43,542
804	Shaw Group, Inc. (The)*	23,581
2,736	Southwest Airlines Co.	22,380
402	Spirit Aerosystems Holdings, Inc., Class A*	6,239
1,005	Stericycle, Inc.*	49,768
1,142	SunPower Corp., Class A*	28,950
198	Thomas & Betts Corp.*	5,483
424	Toro Co.	16,082
470	TransDigm Group, Inc.*	20,924
123	URS Corp.*	5,317
1,093	UTi Worldwide, Inc.*	14,045
250	Valmont Industries, Inc.	20,582
728	W.W. Grainger, Inc.	63,678
696	Waste Connections, Inc.*	19,036
263	WESCO International, Inc.*	6,320
565	Westinghouse Air Brake Technologies Corp.	21,159
		2,337,593
	Information Technology - 18.7%

3,484	Advanced Micro Devices, Inc.*	15,190
651	Affiliated Computer Services, Inc., Class A*	29,165
4,060	Agilent Technologies, Inc.*	104,261
2,045	Akamai Technologies, Inc.*	36,074
629	Alliance Data Systems Corp.*	34,947
3,473	Altera Corp.	66,716
325	Amdocs Ltd.*	7,904
2,027	Amphenol Corp., Class A	70,864
3,447	Analog Devices, Inc.	97,378
1,037	ANSYS, Inc.*	36,440
587	Arrow Electronics, Inc.*	16,225
1,828	Autodesk, Inc.*	42,830

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
599	Avnet, Inc.*	$15,963
125	AVX Corp.	1,451
2,189	BMC Software, Inc.*	78,038
1,031	Broadridge Financial Solutions, Inc.	21,465
1,612	Brocade Communications Systems, Inc.*	11,655
3,589	CA, Inc.	79,999
3,119	Cadence Design Systems, Inc.*	19,556
117	Ciena Corp.*	1,568
2,142	Citrix Systems, Inc.*	76,427
3,457	Cognizant Technology Solutions Corp., Class A*	120,580
151	Convergys Corp.*	1,637
1,053	Cree, Inc.*	38,792
1,667	Cypress Semiconductor Corp.*	16,870
687	Diebold, Inc.	20,727
621	Dolby Laboratories, Inc., Class A*	24,225
401	DST Systems, Inc.*	18,370
3,822	Electronic Arts, Inc.*	69,637
449	Equinix, Inc.*	37,833
930	F5 Networks, Inc.*	32,076
494	Factset Research Systems, Inc.	27,190
851	Fidelity National Information Services, Inc.	20,901
1,842	Fiserv, Inc.*	88,876
1,778	FLIR Systems, Inc.*	40,930
740	Genpact Ltd.*	9,346
952	Global Payments, Inc.	40,403
1,227	Harris Corp.	42,614
988	Hewitt Associates, Inc., Class A*	35,588
497	IAC/InterActiveCorp.*	9,204
417	Integrated Device Technology, Inc.*	2,848
377	International Rectifier Corp.*	7,076
719	Intersil Corp., Class A	10,641
3,824	Intuit, Inc.*	106,192
435	Itron, Inc.*	23,834
1,106	Jabil Circuit, Inc.	12,111
1,300	JDS Uniphase Corp.*	8,931
1,496	Lam Research Corp.*	45,927
1,131	Lender Processing Services, Inc.	38,771
2,631	Linear Technology Corp.	69,906
5,486	Marvell Technology Group Ltd.*	83,661
3,027	Maxim Integrated Products, Inc.	56,847
1,839	McAfee, Inc.*	73,155
2,645	MEMC Electronic Materials, Inc.*	42,188
1,060	Metavante Technologies, Inc.*	33,401
1,974	Microchip Technology, Inc.	52,410
1,764	Micron Technology, Inc.*	13,001
952	Micros Systems, Inc.*	26,532
134	Molex, Inc.	2,440
672	National Instruments Corp.	17,223
2,718	National Semiconductor Corp.	41,232
1,877	NCR Corp.*	25,020
3,938	NetApp, Inc.*	89,589
855	NeuStar, Inc., Class A*	19,819
1,855	Novell, Inc.*	8,069
699	Novellus Systems, Inc.*	13,393
2,338	Nuance Communications, Inc.*	28,827
6,465	Nvidia Corp.*	93,872
4,975	ON Semiconductor Corp.*	40,148
3,809	Paychex, Inc.	107,757
1,406	QLogic Corp.*	22,229
1,236	Rambus, Inc.*	23,608
2,236	Red Hat, Inc.*	51,338
828	Rovi Corp.*	25,204
1,820	SAIC, Inc.*	33,652
1,282	Salesforce.com, Inc.*	66,497
1,294	SanDisk Corp.*	22,904
5,241	Seagate Technology	72,588
529	Silicon Laboratories, Inc.*	23,826
356	Sohu.com, Inc.*	21,752
984	Sybase, Inc.*	34,292
1,070	Synopsys, Inc.*	22,716
1,666	Teradata Corp.*	44,865
2,049	Teradyne, Inc.*	16,904
1,381	Total System Services, Inc.	21,074
1,415	Trimble Navigation Ltd.*	36,026
866	Varian Semiconductor Equipment Associates, Inc.*	26,474
2,282	VeriSign, Inc.*	48,356
470	Vishay Intertechnology, Inc.*	3,793
96	WebMD Health Corp., Class A*	3,157
2,377	Western Digital Corp.*	81,484
3,244	Xilinx, Inc.	72,147
639	Zebra Technologies Corp., Class A*	15,969
		3,545,591
	Materials - 4.0%

63	Albemarle Corp.	2,030
66	Ashland, Inc.	2,421
723	Ball Corp.	35,037
1,699	Celanese Corp., Class A	43,274
475	CF Industries Holdings, Inc.	38,788
149	Cliffs Natural Resources, Inc.	3,771
207	Compass Minerals International, Inc.	11,008
1,893	Crown Holdings, Inc.*	47,003
516	Eagle Materials, Inc.	13,586
2,799	Ecolab, Inc.	118,370
732	FMC Corp.	34,916
879	International Flavors & Fragrances, Inc.	31,310
453	Intrepid Potash, Inc.*	10,641
697	Lubrizol Corp.	44,413
202	Martin Marietta Materials, Inc.	17,691
1,635	Nalco Holding Co.	29,267
1,623	Owens-Illinois, Inc.*	55,085
120	Packaging Corp. of America	2,443
1,279	Pactiv Corp.*	31,783
123	Royal Gold, Inc.	4,881
801	RPM International, Inc.	13,040
199	Schnitzer Steel Industries, Inc., Class A	10,748
529	Scotts Miracle-Gro Co. (The), Class A	21,525
1,445	Sigma-Aldrich Corp.	73,406
807	Terra Industries, Inc.	25,106
14	Valhi, Inc.	127
626	Walter Energy, Inc.	32,496
		754,166
	Telecommunication Services - 0.8%

1,236	Crown Castle International Corp.*	33,199
1,608	Frontier Communications Corp.	11,433
536	Leap Wireless International, Inc.*	8,839
2,998	MetroPCS Communications, Inc.*	23,864
104	NII Holdings, Inc.*	2,466
1,378	SBA Communications Corp., Class A*	33,224
1,765	tw telecom, inc.*	20,209
2,399	Windstream Corp.	20,559
		153,793
	Utilities - 2.6%

6,360	AES Corp. (The)*	86,941
1,225	Allegheny Energy, Inc.	32,352
99	American Water Works Co., Inc.	1,990
2,144	Calpine Corp.*	25,213

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,472	Centerpoint Energy, Inc.	$43,053
1,821	Constellation Energy Group, Inc.	57,635
174	DPL, Inc.	4,310
1,549	EQT Corp.	61,449
199	Integrys Energy Group, Inc.	6,832
589	ITC Holdings Corp.	27,436
1,185	NV Energy, Inc.	14,291
232	Ormat Technologies, Inc.	8,366
4,451	PPL Corp.	130,859
		500,727
	Total Common Stocks (Cost $12,932,581)	15,795,549

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$7,439	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $7,439)	7,439

	Repurchase Agreements (a) - 6.5%
74,394	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $74,394(b)	74,394
69,284	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $69,284(c)	69,284
111,592	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $111,595(d)	111,592
111,592	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $111,595(e)	111,592
50,983	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $50,983(f)	50,983
148,789	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $148,793(g)	148,789
37,197	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $37,197(h)	37,197
148,789	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $148,790(i)	148,789
44,637	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $44,637(j)	44,637
18,599	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $18,599(k)	18,599
297,578	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $297,580(l)	297,578
112,436	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $112,437(m)	112,436
	Total Repurchase Agreements (Cost $1,225,870)	1,225,870
	Total Investment Securities (Cost $14,165,890) — 89.7%	17,028,858
	Other assets less liabilities — 10.3%	1,950,145
	Net Assets — 100.0%	$18,979,003

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $167,133.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $75,882. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $70,670. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $113,824. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $113,824. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $52,003. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $151,765. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $37,941. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $151,765. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $45,530. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $18,971. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $303,530. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $114,685. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(656,922)
Net unrealized depreciation	$(656,922)
Federal income tax cost of investments	$17,685,780

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$2,817,776	$831,451

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	7,802,021	(55,118)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	5,713,458	1,239,528

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	5,769,722	(39,776)

		$1,976,085

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$15,795,549	$—	$15,795,549
U.S. Government & Agency Security	—	7,439	7,439
Repurchase Agreements	—	1,225,870	1,225,870
Total Investment Securities	15,795,549	1,233,309	17,028,858
Other Financial Instruments*:
Swap Agreements	—	1,976,085	1,976,085
Total Other Financial Instruments	—	1,976,085	1,976,085
Total Investments	$15,795,549	$3,209,394	$19,004,943

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 83.3%
	Consumer Discretionary - 9.8%

1,011	1-800-Flowers.com, Inc., Class A*	$3,124
262	99 Cents Only Stores*	3,555
1,066	AFC Enterprises, Inc.*	8,848
2,008	American Axle & Manufacturing Holdings, Inc.	12,409
1,834	American Greetings Corp., Class A	25,474
187	America’s Car-Mart, Inc.*	3,852
2,724	AnnTaylor Stores Corp.*	38,354
3,098	ArvinMeritor, Inc.	22,646
1,496	Asbury Automotive Group, Inc.*	18,700
655	Ascent Media Corp., Class A*	16,833
801	Audiovox Corp., Class A*	5,655
1,826	Beazer Homes USA, Inc.*	7,870
4,153	Belo Corp., Class A	13,871
321	Benihana, Inc., Class A*	2,273
668	Bluegreen Corp.*	1,937
253	Blyth, Inc.	11,512
1,428	Bob Evans Farms, Inc.	38,370
292	Books-A-Million, Inc.	3,965
2,274	Borders Group, Inc.*	7,209
446	Brookfield Homes Corp.*	3,211
1,934	Brown Shoe Co., Inc.	14,505
4,103	Brunswick Corp.	38,117
96	Buckle, Inc. (The)	2,539
782	Build-A-Bear Workshop, Inc.*	3,652
1,857	Cabela’s, Inc.*	29,805
2,999	Callaway Golf Co.	21,203
94	Carmike Cinemas, Inc.*	953
567	Carter’s, Inc.*	14,266
303	Cavco Industries, Inc.*	9,790
312	Charlotte Russe Holding, Inc.*	5,426
5,009	Charming Shoppes, Inc.*	26,247
1,468	Christopher & Banks Corp.	10,070
442	Churchill Downs, Inc.	16,694
142	Cinemark Holdings, Inc.	1,426
515	Coldwater Creek, Inc.*	3,832
1,681	Collective Brands, Inc.*	26,627
535	Columbia Sportswear Co.	21,031
464	Conn’s, Inc.*	5,248
328	Core-Mark Holding Co., Inc.*	9,417
277	Cracker Barrel Old Country Store, Inc.	7,870
2,495	CROCS, Inc.*	15,843
330	Crown Media Holdings, Inc., Class A*	591
349	CSS Industries, Inc.	7,287
4,656	Dana Holding Corp.*	24,351
2,382	Dillard’s, Inc., Class A	27,179
1,552	Domino’s Pizza, Inc.*	12,556
443	Dorman Products, Inc.*	6,229
1,548	Dress Barn, Inc.*	25,124
337	Drew Industries, Inc.*	6,935
531	DSW, Inc., Class A*	8,050
1,332	E.W. Scripps Co. (The), Class A*	9,271
12,477	Eastman Kodak Co.	66,378
17	Einstein Noah Restaurant Group, Inc.*	220
1,144	Ethan Allen Interiors, Inc.	17,778
2,335	Exide Technologies*	16,602
893	Finish Line (The), Class A	7,367
270	Fisher Communications, Inc.*	5,570
1,304	Fred’s, Inc., Class A	17,056
87	Frisch’s Restaurants, Inc.	2,455
1,931	Furniture Brands International, Inc.*	10,794
395	G-III Apparel Group Ltd.*	5,905
750	Gaiam, Inc., Class A*	4,185
240	Gander Mountain Co.*	1,349
1,608	Gaylord Entertainment Co.*	32,675
894	Genesco, Inc.*	19,579
656	Global Sources Ltd.*	4,500
1,156	Great Wolf Resorts, Inc.*	4,058
1,120	Group 1 Automotive, Inc.	31,550
281	Gymboree Corp.*	12,586
1,760	Harte-Hanks, Inc.	22,950
824	Haverty Furniture Cos., Inc.*	9,616
208	Hawk Corp., Class A*	2,850
1,388	Helen of Troy Ltd.*	30,009
501	Hooker Furniture Corp.	6,668
819	HOT Topic, Inc.*	5,700
1,076	Hovnanian Enterprises, Inc., Class A*	5,778
3,317	Iconix Brand Group, Inc.*	56,986
110	Interval Leisure Group, Inc.*	1,154
1,339	Jackson Hewitt Tax Service, Inc.	7,485
1,299	Jakks Pacific, Inc.*	17,407
772	Jo-Ann Stores, Inc.*	21,091
3,973	Jones Apparel Group, Inc.	61,939
1,911	Journal Communications, Inc., Class A	7,071
353	Kenneth Cole Productions, Inc., Class A	3,548
898	Knology, Inc.*	6,502
531	K-Swiss, Inc., Class A	5,119
567	Lakes Entertainment, Inc.*	1,792
340	Landry’s Restaurants, Inc.*	3,298
2,395	La-Z-Boy, Inc.	20,286
1,247	Leapfrog Enterprises, Inc.*	4,901
1,710	Life Time Fitness, Inc.*	53,215
1,251	LIN TV Corp., Class A*	4,378
781	Lithia Motors, Inc., Class A	10,005
3,890	Live Nation, Inc.*	27,347
1,354	Liz Claiborne, Inc.	5,754
299	LodgeNet Interactive Corp.*	2,087
940	Luby’s, Inc.*	4,089
755	M/I Homes, Inc.*	11,944
439	Mac-Gray Corp.*	5,264
852	Marcus Corp.	10,667
460	Marine Products Corp.	2,346
142	Martha Stewart Living Omnimedia, Class A*	1,018
622	McCormick & Schmick’s Seafood Restaurants, Inc.*	5,480
1,187	Mediacom Communications Corp., Class A*	5,971
2,298	Men’s Wearhouse, Inc. (The)	59,748
1,458	Meritage Homes Corp.*	32,674
1,526	Modine Manufacturing Co.	12,925
107	Monarch Casino & Resort, Inc.*	1,073
332	Morgans Hotel Group Co.*	1,637
753	Movado Group, Inc.	9,676
911	Multimedia Games, Inc.*	4,573
1,836	National CineMedia, Inc.	27,540
1,166	New York & Co., Inc.*	5,399
19	Nobel Learning Communities, Inc.*	211
806	O’Charleys, Inc.	6,166
983	OfficeMax, Inc.	11,118
951	Orbitz Worldwide, Inc.*	5,963
3,575	Orient-Express Hotels Ltd., Class A	35,607
596	Outdoor Channel Holdings, Inc.*	3,969
184	Oxford Industries, Inc.	2,576
3,058	Pacific Sunwear of California*	13,516
190	Papa John’s International, Inc.*	4,433
2,265	PEP Boys-Manny Moe & Jack	20,226
435	Perry Ellis International, Inc.*	5,433
4,210	Pier 1 Imports, Inc.*	10,651
1,302	Pinnacle Entertainment, Inc.*	12,213
1,037	Pool Corp.	24,701

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
708	Primedia, Inc.	$1,777
5,959	Quiksilver, Inc.*	16,804
450	Raser Technologies, Inc.*	945
993	RC2 Corp.*	15,590
648	Reading International, Inc., Class A*	2,553
619	Red Lion Hotels Corp.*	3,590
550	Red Robin Gourmet Burgers, Inc.*	10,604
2,657	Regis Corp.	42,990
3,072	Rent-A-Center, Inc.*	60,611
1,159	Retail Ventures, Inc.*	5,610
336	Rex Stores Corp.*	3,521
3,025	Ruby Tuesday, Inc.*	22,083
157	Ruth’s Hospitality Group, Inc.*	622
2,002	Ryland Group, Inc.	45,886
5,528	Saks, Inc.*	33,721
3,291	Sally Beauty Holdings, Inc.*	23,399
1,048	Scholastic Corp.	25,529
1,758	Sealy Corp.*	4,606
418	Shoe Carnival, Inc.*	6,571
827	Shutterfly, Inc.*	11,958
1,992	Sinclair Broadcast Group, Inc., Class A	5,637
1,541	Skechers U.S.A., Inc., Class A*	27,445
317	Skyline Corp.	7,472
823	Sonic Automotive, Inc., Class A	10,551
240	Sonic Corp.*	2,743
259	Sotheby’s	4,108
1,510	Spartan Motors, Inc.	8,199
607	Speedway Motorsports, Inc.	9,439
308	Sport Supply Group, Inc.	3,166
1,766	Stage Stores, Inc.	23,576
339	Standard Motor Products, Inc.	4,197
4,694	Standard Pacific Corp.*	17,039
481	Stanley Furniture Co., Inc.	5,830
1,132	Steak n Shake Co. (The)*	11,863
75	Stein Mart, Inc.*	927
343	Steiner Leisure Ltd.*	11,394
314	Steinway Musical Instruments, Inc.*	3,605
3,740	Stewart Enterprises, Inc., Class A	19,859
700	Stoneridge, Inc.*	3,724
58	Sturm Ruger & Co., Inc.	801
1,076	Superior Industries International, Inc.	15,301
306	Syms Corp.*	2,200
330	Systemax, Inc.*	4,389
414	Talbots, Inc.	2,467
2,198	Tenneco, Inc.*	34,509
725	Timberland Co. (The), Class A*	9,396
300	Town Sports International Holdings, Inc.*	825
1,395	Tuesday Morning Corp.*	6,277
1,022	Tween Brands, Inc.*	7,767
406	U.S. Auto Parts Network, Inc.*	2,213
2,076	Unifi, Inc.*	4,796
533	Unifirst Corp.	21,261
160	Universal Electronics, Inc.*	3,011
49	Universal Travel Group*	480
1,368	Vail Resorts, Inc.*	45,308
405	Valassis Communications, Inc.*	6,358
665	West Marine, Inc.*	5,500
1,180	Winnebago Industries	14,278
230	World Wrestling Entertainment, Inc., Class A	3,280
1,107	Zale Corp.*	7,173
62	Zumiez, Inc.*	784
		2,404,270
	Consumer Staples - 2.4%

17	Alico, Inc.	504
1,329	Alliance One International, Inc.*	5,090
282	American Italian Pasta Co., Class A*	8,533
1,831	American Oriental Bioengineering, Inc.*	9,320
847	Andersons, Inc. (The)	27,866
606	B&G Foods, Inc., Class A	5,527
920	Casey’s General Stores, Inc.	25,530
2,893	Central Garden and Pet Co., Class A*	31,823
52	Chattem, Inc.*	3,184
2,072	Chiquita Brands International, Inc.*	31,909
167	Diamond Foods, Inc.	4,668
1,125	Elizabeth Arden, Inc.*	11,588
179	Farmer Bros Co.	3,696
1,907	Fresh Del Monte Produce, Inc.*	43,670
1,565	Great Atlantic & Pacific Tea Co.*	10,501
152	Griffin Land & Nurseries, Inc.	4,531
1,387	Hain Celestial Group, Inc. (The)*	22,192
3,722	Heckmann Corp.*	15,484
33	HQ Sustainable Maritime Industries, Inc.*	275
568	Imperial Sugar Co.	7,918
592	Ingles Markets, Inc., Class A	9,762
536	Inter Parfums, Inc.	5,172
731	Mannatech, Inc.	2,851
596	Nash Finch Co.	16,175
249	National Beverage Corp.*	2,525
475	Nutraceutical International Corp.*	5,462
239	Oil-Dri Corp of America	3,750
871	Omega Protein Corp.*	3,632
924	Pantry, Inc. (The)*	13,999
1,575	Prestige Brands Holdings, Inc.*	11,671
478	Revlon, Inc., Class A*	2,170
1,642	Ruddick Corp.	43,612
454	Schiff Nutrition International, Inc.	2,265
435	Seneca Foods Corp., Class A*	11,606
661	Smart Balance, Inc.*	4,224
1,033	Spartan Stores, Inc.	13,708
303	Susser Holdings Corp.*	3,251
1,468	TreeHouse Foods, Inc.*	54,389
1,077	Universal Corp.	39,720
15	Village Super Market, Inc., Class A	430
233	WD-40 Co.	6,286
418	Weis Markets, Inc.	13,046
2,535	Winn-Dixie Stores, Inc.*	34,907
421	Zapata Corp.*	2,964
		581,386
	Energy - 4.5%

2,746	Allis-Chalmers Energy, Inc.*	9,007
342	Alon USA Energy, Inc.	3,222
370	Approach Resources, Inc.*	2,775
818	Atlas America, Inc.	18,143
1,310	ATP Oil & Gas Corp.*	14,607
1,052	Basic Energy Services, Inc.*	7,133
1,991	Berry Petroleum Co., Class A	44,937
1,786	Bill Barrett Corp.*	52,223
269	Bolt Technology Corp.*	3,177
3,637	Boots & Coots, Inc.*	5,528
870	BPZ Resources, Inc.*	5,290
1,752	Brigham Exploration Co.*	11,476
1,356	Bristow Group, Inc.*	39,595
1,102	Bronco Drilling Co., Inc.*	4,077
1,598	Cal Dive International, Inc.*	16,667
73	CARBO Ceramics, Inc.	3,143
1,779	Cheniere Energy, Inc.*	4,892
274	Clayton Williams Energy, Inc.*	5,425
2,713	Complete Production Services, Inc.*	24,417

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
29	Contango Oil & Gas Co.*	$1,303
61	CREDO Petroleum Corp.*	675
1,882	Crosstex Energy, Inc.	7,208
855	Cubic Energy, Inc.*	923
991	CVR Energy, Inc.*	9,593
363	Dawson Geophysical Co.*	8,999
589	Delek U.S. Holdings, Inc.	4,765
3,881	Delta Petroleum Corp.*	6,986
2,308	DHT Maritime, Inc.	12,002
302	Endeavour International Corp.*	335
51	ENGlobal Corp.*	225
2,269	General Maritime Corp.	18,039
89	Geokinetics, Inc.*	1,460
337	Georesources, Inc.*	3,512
4,641	Global Industries Ltd.*	44,089
555	GMX Resources, Inc.*	5,877
542	Golar LNG Ltd.	5,393
1,139	Goodrich Petroleum Corp.*	27,268
9,477	Gran Tierra Energy, Inc.*	37,908
433	Green Plains Renewable Energy, Inc.*	3,299
536	Gulf Island Fabrication, Inc.	8,024
503	Gulfmark Offshore, Inc.*	14,999
70	Gulfport Energy Corp.*	525
1,535	Harvest Natural Resources, Inc.*	7,936
3,985	Hercules Offshore, Inc.*	18,331
1,066	Hornbeck Offshore Services, Inc.*	23,516
4,224	International Coal Group, Inc.*	12,841
4,568	ION Geophysical Corp.*	11,648
5,750	Key Energy Services, Inc.*	41,113
796	Knightsbridge Tankers Ltd.	10,316
78	Lufkin Industries, Inc.	3,451
856	Matrix Service Co.*	9,433
754	NATCO Group, Inc., Class A*	31,366
508	Natural Gas Services Group, Inc.*	7,259
4,124	Newpark Resources, Inc.*	11,011
1,963	Nordic American Tanker Shipping	58,439
10,335	Oilsands Quest, Inc.*	9,095
187	OYO Geospace Corp.*	3,761
1,935	Parallel Petroleum Corp.*	3,618
5,399	Parker Drilling Co.*	24,349
3,437	Patriot Coal Corp.*	30,452
2,111	Penn Virginia Corp.	40,447
894	Petroleum Development Corp.*	12,239
2,381	Petroquest Energy, Inc.*	9,905
288	PHI, Inc. (Non-Voting)*	6,008
1,567	Pioneer Drilling Co.*	8,932
318	Rex Energy Corp.*	1,895
2,432	Rosetta Resources, Inc.*	28,722
791	Ship Finance International Ltd.	10,014
1,937	Stone Energy Corp.*	24,716
649	Superior Well Services, Inc.*	5,860
1,740	Swift Energy Co.*	35,444
585	T-3 Energy Services, Inc.*	10,284
1,628	Tetra Technologies, Inc.*	14,359
141	TGC Industries, Inc.*	544
64	Toreador Resources Corp.*	323
464	Union Drilling, Inc.*	2,905
369	Uranerz Energy Corp.*	686
114	Uranium Energy Corp.*	304
5,227	USEC, Inc.*	23,783
2,540	Vaalco Energy, Inc.*	11,989
2,216	Vantage Drilling Co*	3,368
570	Venoco, Inc.*	4,588
79	W&T Offshore, Inc.	781
1,249	Warren Resources, Inc.*	3,060
1,894	Western Refining, Inc.*	11,497
374	Westmoreland Coal Co.*	3,179
		1,092,908
	Financials - 28.7%

699	1st Source Corp.	11,324
1,018	Abington Bancorp, Inc.	8,225
1,419	Acadia Realty Trust (REIT)	21,725
218	Advance America Cash Advance Centers, Inc.	1,251
331	Agree Realty Corp. (REIT)	6,888
37	Alexander’s, Inc. (REIT)	10,482
191	Alliance Financial Corp./NY	5,233
8,313	Allied Capital Corp.	24,939
13,368	Ambac Financial Group, Inc.	23,528
2,428	American Campus Communities, Inc. (REIT)	63,152
582	American Capital Agency Corp. (REIT)	14,486
13,021	American Capital Ltd.	32,292
2,706	American Equity Investment Life Holding Co.	21,837
284	American National Bankshares, Inc.	6,168
448	American Physicians Capital, Inc.	13,368
296	American Physicians Service Group, Inc.	6,811
120	American Realty Investors, Inc.*	1,474
357	American Safety Insurance Holdings Ltd.*	5,476
632	Ameris Bancorp	4,076
877	Amerisafe, Inc.*	14,979
166	Ames National Corp.	4,029
977	Ampal-American Israel Corp., Class A*	2,306
911	Amtrust Financial Services, Inc.	11,506
3,661	Anthracite Capital, Inc. (REIT)	3,112
5,006	Anworth Mortgage Asset Corp. (REIT)	37,495
7,579	Apollo Investment Corp.	70,182
4,520	Ares Capital Corp.	42,036
1,434	Argo Group International Holdings Ltd.*	50,649
162	Arrow Financial Corp.	4,408
2,691	Ashford Hospitality Trust, Inc. (REIT)	8,288
423	Asset Acceptance Capital Corp.*	3,079
608	Associated Estates Realty Corp. (REIT)	5,071
4,263	Assured Guaranty Ltd.	84,834
3,978	Astoria Financial Corp.	40,973
109	Auburn National Bancorporation, Inc.	3,111
282	Avatar Holdings, Inc.*	5,383
379	Baldwin & Lyons, Inc., Class B	8,383
304	Bancfirst Corp.	11,120
1,274	Banco Latinoamericano de Comercio Exterior S.A.	18,104
169	Bancorp Rhode Island, Inc.	4,399
930	Bancorp, Inc. (The)/DE*	6,147
2,181	Bank Mutual Corp.	19,171
143	Bank of Kentucky Financial Corp.	3,848
52	Bank of Marin Bancorp	1,623
566	Bank of the Ozarks, Inc.	14,116
998	BankFinancial Corp.	9,790
781	Banner Corp.	2,530
134	Bar Harbor Bankshares	4,516
1,519	Beneficial Mutual Bancorp, Inc.*	13,504
638	Berkshire Hills Bancorp, Inc.	14,361
1,141	BGC Partners, Inc., Class A	5,157
4,561	BioMed Realty Trust, Inc. (REIT)	61,482
582	BlackRock Kelso Capital Corp.	4,627

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,154	Boston Private Financial Holdings, Inc.	$15,833
51	Bridge Bancorp, Inc.	1,347
2,079	Brookline Bancorp, Inc.	21,705
74	Brooklyn Federal Bancorp, Inc.	962
265	Bryn Mawr Bank Corp.	4,704
842	Calamos Asset Management, Inc., Class A	9,498
85	California First National Bancorp	1,077
355	Camden National Corp.	11,484
548	Cape Bancorp, Inc.*	4,450
552	Capital City Bank Group, Inc.	8,076
138	Capital Southwest Corp.	10,452
2,230	CapLease, Inc. (REIT)	9,255
2,954	Capstead Mortgage Corp. (REIT)	40,322
694	Cardinal Financial Corp.	5,483
152	Cardtronics, Inc.*	1,198
572	Care Investment Trust, Inc. (REIT)	4,021
1,374	Cash America International, Inc.	38,513
1,323	Cathay General Bancorp	12,225
6,414	CBL & Associates Properties, Inc. (REIT)	60,099
1,809	Cedar Shopping Centers, Inc. (REIT)	11,632
512	Center Bancorp, Inc.	4,644
682	Centerstate Banks, Inc.	5,702
1,337	Central Pacific Financial Corp.	3,717
163	Century Bancorp, Inc./MA, Class A	3,855
989	Chemical Financial Corp.	20,700
102	Cheviot Financial Corp.	888
300	Chicopee Bancorp, Inc.*	3,903
1,194	China Housing & Land Development, Inc.*	4,800
418	Citizens & Northern Corp.	7,641
139	Citizens Holding Co.	3,635
5,876	Citizens Republic Bancorp, Inc.*	4,407
381	Citizens, Inc./TX*	2,595
675	City Holding Co.	21,492
386	Clifton Savings Bancorp, Inc.	4,068
782	CNA Surety Corp.*	12,418
211	CNB Financial Corp./PA	3,327
1,365	CoBiz Financial, Inc.	6,456
1,395	Cogdell Spencer, Inc. (REIT)	6,305
424	Cohen & Steers, Inc.	8,340
2,269	Colonial Properties Trust (REIT)	20,489
1,306	Columbia Banking System, Inc.	21,431
1,523	Community Bank System, Inc.	27,155
704	Community Trust Bancorp, Inc.	18,839
1,109	Compass Diversified Holdings	11,234
396	CompuCredit Holdings Corp.*	1,731
8,595	Conseco, Inc.*	36,873
252	Consolidated-Tomoka Land Co.	8,805
1,807	Cousins Properties, Inc. (REIT)	14,980
193	Crawford & Co., Class B*	894
22	Credit Acceptance Corp.*	671
3,949	CVB Financial Corp.	27,682
809	Danvers Bancorp, Inc.	10,404
9,506	DCT Industrial Trust, Inc. (REIT)	50,192
2,152	Delphi Financial Group, Inc., Class A	50,292
6,654	Developers Diversified Realty Corp. (REIT)	52,167
14	Diamond Hill Investment Group, Inc.*	719
5,023	DiamondRock Hospitality Co. (REIT)	34,408
1,201	Dime Community Bancshares	13,451
165	Dollar Financial Corp.*	2,876
539	Donegal Group, Inc., Class A	7,913
269	Doral Financial Corp.*	839
579	DuPont Fabros Technology, Inc. (REIT)	7,573
523	Dynex Capital, Inc. (REIT)	4,330
43,850	E*Trade Financial Corp.*	77,176
460	Eagle Bancorp, Inc.*	4,209
4,264	East West Bancorp, Inc.	39,271
364	Eastern Insurance Holdings, Inc.	3,538
460	EastGroup Properties, Inc. (REIT)	17,314
2,638	Education Realty Trust, Inc. (REIT)	15,432
228	EMC Insurance Group, Inc.	4,902
2,172	Employers Holdings, Inc.	32,232
627	Encore Capital Group, Inc.*	9,342
310	Enstar Group Ltd.*	19,183
235	Enterprise Bancorp, Inc./MA	3,140
278	Enterprise Financial Services Corp.	3,128
1,626	Entertainment Properties Trust (REIT)	50,991
75	Epoch Holding Corp.	616
445	Equity Lifestyle Properties, Inc. (REIT)	17,911
1,522	Equity One, Inc. (REIT)	23,972
427	ESB Financial Corp.	5,722
707	ESSA Bancorp, Inc.	8,951
343	Evercore Partners, Inc., Class A	8,637
4,019	Extra Space Storage, Inc. (REIT)	39,788
299	Farmers Capital Bank Corp.	5,469
348	FBL Financial Group, Inc., Class A	5,916
768	FBR Capital Markets Corp.*	4,155
1,299	FCStone Group, Inc.*	6,222
3,009	FelCor Lodging Trust, Inc. (REIT)	12,367
1,300	Fifth Street Finance Corp.	13,377
769	Financial Federal Corp.	18,010
503	Financial Institutions, Inc.	6,086
782	First Acceptance Corp.*	2,205
405	First Bancorp, Inc./ME	7,549
685	First Bancorp/NC	12,015
3,737	First Bancorp/Puerto Rico	11,921
1,208	First Busey Corp.	7,514
262	First California Financial Group, Inc.*	1,323
3,957	First Commonwealth Financial Corp.	24,375
655	First Community Bancshares, Inc./VA	8,201
378	First Defiance Financial Corp.	6,290
2,393	First Financial Bancorp	20,197
444	First Financial Bankshares, Inc.	22,129
549	First Financial Corp./IN	16,563
544	First Financial Holdings, Inc.	9,759
850	First Financial Northwest, Inc.	6,205
188	First Financial Service Corp.	2,728
1,842	First Industrial Realty Trust, Inc. (REIT)	9,634
2,873	First Marblehead Corp. (The)*	7,585
980	First Merchants Corp.	6,958
346	First Mercury Financial Corp.	5,014
2,262	First Midwest Bancorp, Inc./IL	23,208
212	First of Long Island Corp. (The)	6,050
1,277	First Potomac Realty Trust (REIT)	13,651
379	First South Bancorp, Inc./NC	4,643
3,813	FirstMerit Corp.	68,520
3,116	Flagstar Bancorp, Inc.*	2,493
1,820	Flagstone Reinsurance Holdings Ltd.	19,765
1,010	Flushing Financial Corp.	13,282
5,302	FNB Corp./PA	37,538
1,668	Forestar Group, Inc.*	24,086
251	Fox Chase Bancorp, Inc.*	2,402
328	FPIC Insurance Group, Inc.*	10,466
2,748	Franklin Street Properties Corp. (REIT)	39,049
135	GAMCO Investors, Inc., Class A	6,093
515	German American Bancorp, Inc.	8,400
490	Getty Realty Corp. (REIT)	11,559
2,862	Glacier Bancorp, Inc.	42,672
981	Gladstone Capital Corp.	7,348

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
398	Gladstone Commercial Corp. (REIT)	$5,349
1,027	Gladstone Investment Corp.	5,197
1,588	Glimcher Realty Trust (REIT)	6,400
1,982	Gramercy Capital Corp./NY (REIT)*	3,250
361	Great Southern Bancorp, Inc.	7,599
1,310	Greenlight Capital Re Ltd., Class A*	23,973
2,441	Guaranty Bancorp*	4,150
389	Hallmark Financial Services*	2,840
858	Hampton Roads Bankshares, Inc.	2,608
960	Hancock Holding Co.	36,778
613	Harleysville Group, Inc.	19,867
2,005	Harleysville National Corp.	11,549
1,203	Harris & Harris Group, Inc.*	7,086
1,684	Hatteras Financial Corp. (REIT)	50,335
2,759	Healthcare Realty Trust, Inc. (REIT)	59,732
614	Heartland Financial USA, Inc.	9,192
1,643	Hercules Technology Growth Capital, Inc.	15,231
259	Heritage Financial Corp./WA	3,320
73	Heritage Financial Group	593
1,984	Hersha Hospitality Trust (REIT)	6,150
3,295	Highwoods Properties, Inc. (REIT)	96,774
1,844	Hilltop Holdings, Inc.*	22,644
415	Home Bancorp, Inc.*	5,063
650	Home Bancshares, Inc./AR	13,163
777	Home Federal Bancorp, Inc./ID	8,741
1,531	Home Properties, Inc. (REIT)	58,132
1,822	Horace Mann Educators Corp.	22,319
957	Iberiabank Corp.	46,376
303	Independence Holding Co.	1,836
973	Independent Bank Corp./MA	22,544
638	Infinity Property & Casualty Corp.	28,053
3,266	Inland Real Estate Corp. (REIT)	27,369
25	International Assets Holding Corp.*	408
2,426	International Bancshares Corp.	37,457
2,003	Investors Bancorp, Inc.*	18,508
2,772	Investors Real Estate Trust (REIT)	25,669
2,603	IPC Holdings Ltd.	84,389
4,634	iStar Financial, Inc. (REIT)*	9,778
616	JMP Group, Inc.	6,314
197	Kansas City Life Insurance Co.	7,043
470	Kayne Anderson Energy Development Co.	5,471
867	KBW, Inc.*	24,814
680	Kearny Financial Corp.	7,446
120	Kentucky First Federal Bancorp	1,649
186	K-Fed Bancorp	1,626
2,007	Kilroy Realty Corp. (REIT)	55,614
2,153	Kite Realty Group Trust (REIT)	7,837
2,128	Knight Capital Group, Inc., Class A*	42,815
760	Kohlberg Capital Corp.	3,618
2,577	LaBranche & Co., Inc.*	9,947
952	Lakeland Bancorp, Inc.	8,435
578	Lakeland Financial Corp.	11,496
2,957	LaSalle Hotel Properties (REIT)	48,938
343	Legacy Bancorp, Inc.	3,780
4,084	Lexington Realty Trust (REIT)	19,031
963	LTC Properties, Inc. (REIT)	24,528
2,322	Maiden Holdings Ltd.	17,740
122	Main Street Capital Corp.	1,601
937	MainSource Financial Group, Inc.	6,034
2,146	Max Capital Group Ltd.	43,907
1,644	MB Financial, Inc.	22,769
3,041	MCG Capital Corp.*	9,214
2,673	Meadowbrook Insurance Group, Inc.	21,304
692	Medallion Financial Corp.	5,778
3,728	Medical Properties Trust, Inc. (REIT)	28,221
260	Mercer Insurance Group, Inc.	4,766
222	Merchants Bancshares, Inc.	5,328
454	Meridian Interstate Bancorp, Inc.*	4,209
168	Metro Bancorp, Inc.*	2,812
3,161	MF Global Ltd.*	22,601
13,039	MFA Financial, Inc. (REIT)	103,269
5,820	MGIC Investment Corp.*	47,317
658	Mid-America Apartment Communities, Inc. (REIT)	28,807
213	Midsouth Bancorp, Inc.	3,389
822	Mission West Properties, Inc. (REIT)	5,672
921	Monmouth Real Estate Investment Corp., Class A (REIT)	6,429
4,016	Montpelier Re Holdings Ltd.	64,617
1,006	MVC Capital, Inc.	9,175
703	Nara Bancorp, Inc.	6,151
160	NASB Financial, Inc.	4,925
322	National Bankshares, Inc.	8,182
1,914	National Financial Partners Corp.	15,025
1,146	National Health Investors, Inc. (REIT)	37,933
284	National Interstate Corp.	5,084
4,447	National Penn Bancshares, Inc.	24,903
3,718	National Retail Properties, Inc. (REIT)	76,293
105	National Western Life Insurance Co., Class A	17,295
581	Navigators Group, Inc.*	30,154
1,593	NBT Bancorp, Inc.	36,002
626	Nelnet, Inc., Class A*	9,240
4,968	NewAlliance Bancshares, Inc.	58,424
945	NewStar Financial, Inc.*	2,608
1,006	NGP Capital Resources Co.	6,448
274	Northeast Community Bancorp, Inc.	1,945
901	Northfield Bancorp, Inc.	11,037
295	Northrim BanCorp, Inc.	4,454
2,759	NorthStar Realty Finance Corp. (REIT)	10,484
799	Northwest Bancorp, Inc.	16,380
87	Norwood Financial Corp.	2,828
223	NYMAGIC, Inc.	3,552
419	OceanFirst Financial Corp.	5,447
2,653	Ocwen Financial Corp.*	27,459
185	Ohio Valley Banc Corp.	5,350
3,090	Old National Bancorp/IN	32,878
93	Old Point Financial Corp.	1,581
498	Old Second Bancorp, Inc.	2,749
3,125	Omega Healthcare Investors, Inc. (REIT)	52,844
1	One Liberty Properties, Inc. (REIT)	12
440	Oppenheimer Holdings Inc., Class A	11,361
1,127	Oriental Financial Group, Inc.	15,260
97	Oritani Financial Corp.	1,294
126	Orrstown Financial Services, Inc.	4,603
2,172	Pacific Capital Bancorp N.A.	5,278
599	Pacific Continental Corp.	5,726
1,139	PacWest Bancorp	22,450
482	Park National Corp.	28,857
1,006	Parkway Properties, Inc./MD (REIT)	18,209
343	Peapack Gladstone Financial Corp.	5,793
980	PennantPark Investment Corp.	8,183
77	Penns Woods Bancorp, Inc.	2,465
1,796	Pennsylvania Real Estate Investment Trust (REIT)	11,907
337	Penson Worldwide, Inc.*	3,417
486	Peoples Bancorp, Inc./OH	7,684
176	Peoples Financial Corp./MS	3,305
2,530	PHH Corp.*	53,788
4,808	Phoenix Cos, Inc. (The)*	14,280
640	Pico Holdings, Inc.*	21,203

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,532	Pinnacle Financial Partners, Inc.*	$23,087
916	Piper Jaffray Cos.*	46,423
2,380	Platinum Underwriters Holdings Ltd.	86,275
1,498	PMA Capital Corp., Class A*	8,254
3,394	PMI Group, Inc. (The)	11,336
124	Porter Bancorp, Inc.	2,222
2,063	Post Properties, Inc. (REIT)	35,154
880	Potlatch Corp. (REIT)	25,608
1,008	Premierwest Bancorp	2,883
967	Presidential Life Corp.	9,573
861	Primus Guaranty Ltd.*	3,573
562	PrivateBancorp, Inc.	13,550
1,539	ProAssurance Corp.*	80,797
2,239	Prospect Capital Corp.	22,838
2,145	Prosperity Bancshares, Inc.	74,067
2,784	Provident Financial Services, Inc.	30,680
1,610	Provident New York Bancorp	14,828
31	Prudential Bancorp, Inc. of Pennsylvania	339
562	PS Business Parks, Inc. (REIT)	29,747
3,810	Radian Group, Inc.	34,938
3,020	RAIT Financial Trust (REIT)	8,637
734	Ramco-Gershenson Properties Trust (REIT)	7,722
3,140	Redwood Trust, Inc. (REIT)	50,334
980	Renasant Corp.	14,916
395	Republic Bancorp, Inc./KY, Class A	8,390
334	Republic First Bancorp, Inc.*	2,064
574	Resource America, Inc., Class A	2,922
966	Resource Capital Corp. (REIT)	4,173
198	Rewards Network, Inc.*	2,614
507	RLI Corp.	26,876
384	Rockville Financial, Inc.	5,138
228	Roma Financial Corp.	2,886
1,095	S&T Bancorp, Inc.	15,166
592	Safeguard Scientifics, Inc.*	6,603
540	Safety Insurance Group, Inc.	17,350
895	Sanders Morris Harris Group, Inc.	5,021
765	Sandy Spring Bancorp, Inc.	12,018
202	Santander BanCorp*	1,848
113	Saul Centers, Inc. (REIT)	3,683
588	SCBT Financial Corp.	15,082
1,009	SeaBright Insurance Holdings, Inc.*	10,100
2,457	Selective Insurance Group, Inc.	41,818
391	Shore Bancshares, Inc.	6,886
340	Sierra Bancorp	4,345
363	Signature Bank/NY*	11,021
652	Simmons First National Corp., Class A	18,367
682	Smithtown Bancorp, Inc.	9,234
7,929	South Financial Group, Inc. (The)	13,955
475	Southside Bancshares, Inc.	10,270
681	Southwest Bancorp, Inc./OK	8,805
1,055	Sovran Self Storage, Inc. (REIT)	31,006
666	State Auto Financial Corp.	11,435
679	State Bancorp, Inc./NY	5,486
1,056	StellarOne Corp.	14,763
842	Sterling Bancorp/NY	6,399
3,832	Sterling Bancshares, Inc./TX	30,464
2,438	Sterling Financial Corp./WA	5,169
798	Stewart Information Services Corp.	11,308
3,487	Strategic Hotels & Resorts, Inc. (REIT)	4,777
144	Suffolk Bancorp	4,169
631	Sun Bancorp, Inc./NJ*	3,508
768	Sun Communities, Inc. (REIT)	13,716
3,497	Sunstone Hotel Investors, Inc. (REIT)	21,891
4,012	Susquehanna Bancshares, Inc.	23,430
1,390	SVB Financial Group*	55,253
1,053	SWS Group, Inc.	15,226
317	SY Bancorp, Inc.	7,047
888	Tanger Factory Outlet Centers (REIT)	33,407
3	Teton Advisors, Inc., Class B^	—
1,501	Texas Capital Bancshares, Inc.*	24,842
866	Thomas Weisel Partners Group, Inc.*	3,836
1,237	TICC Capital Corp.	6,321
242	Tompkins Financial Corp.	10,575
162	Tower Bancorp, Inc.	4,338
211	Tower Group, Inc.	5,062
977	TowneBank/VA	12,349
1,152	TradeStation Group, Inc.*	8,260
64	Transcontinental Realty Investors, Inc.*	676
298	Tree.com, Inc.*	2,101
411	Triangle Capital Corp.	4,484
648	Trico Bancshares	10,977
2,213	TrustCo Bank Corp. NY	13,765
2,669	Trustmark Corp.	50,791
75	U.S. Global Investors, Inc., Class A	831
5,603	UCBH Holdings, Inc.	7,396
1,498	UMB Financial Corp.	59,965
310	UMH Properties, Inc. (REIT)	2,505
4,037	Umpqua Holdings Corp.	41,621
632	Union Bankshares Corp./VA	10,624
1,706	United America Indemnity Ltd., Class A*	10,628
1,776	United Bankshares, Inc.	34,863
1,987	United Community Banks, Inc./GA*	13,392
636	United Financial Bancorp, Inc.	7,816
1,030	United Fire & Casualty Co.	20,610
280	United Security Bancshares, Inc./AL	6,630
240	Universal Health Realty Income Trust (REIT)	8,062
233	Universal Insurance Holdings, Inc.	1,170
765	Univest Corp. of Pennsylvania	15,889
949	Urstadt Biddle Properties, Inc., Class A (REIT)	14,681
3,702	U-Store-It Trust (REIT)	23,952
270	Virtus Investment Partners, Inc.*	4,217
830	Walter Investment Management Corp. (REIT)	11,985
444	Washington Banking Co.	4,365
2,409	Washington Real Estate Investment Trust (REIT)	64,947
652	Washington Trust Bancorp, Inc.	11,377
331	Waterstone Financial, Inc.*	1,589
3,169	Webster Financial Corp.	41,419
1,070	WesBanco, Inc.	15,708
725	West Bancorporation, Inc.	4,147
591	Westamerica Bancorporation	30,395
2,133	Western Alliance Bancorp*	15,635
1,451	Westfield Financial, Inc.	13,277
28	Westwood Holdings Group, Inc.	1,079
270	Wilber Corp.	2,276
839	Wilshire Bancorp, Inc.	6,947
542	Winthrop Realty Trust (REIT)	4,959
1,115	Wintrust Financial Corp.	30,852
755	World Acceptance Corp.*	19,653
288	WSFS Financial Corp.	7,983
750	Yadkin Valley Financial Corp.	4,658
1,737	Zenith National Insurance Corp.	46,830
		7,005,371
	Health Care - 4.0%

996	Adolor Corp.*	1,633
441	Affymetrix, Inc.*	3,405

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,087	Albany Molecular Research, Inc.*	$8,761
95	Alliance HealthCare Services, Inc.*	525
1,745	Allied Healthcare International, Inc.*	4,380
966	Allion Healthcare, Inc.*	6,810
71	Amedisys, Inc.*	3,162
458	American Dental Partners, Inc.*	5,917
406	AMICAS, Inc.*	1,441
1,426	Amsurg Corp.*	28,948
210	Analogic Corp.	7,466
815	Angiodynamics, Inc.*	10,554
886	Arqule, Inc.*	4,802
728	Aspect Medical Systems, Inc.*	4,681
468	Assisted Living Concepts, Inc., Class A*	9,468
49	Biodel, Inc.*	249
132	BMP Sunstone Corp.*	528
101	Cambrex Corp.*	552
163	Cantel Medical Corp.*	2,191
1,048	Capital Senior Living Corp.*	5,649
301	Caraco Pharmaceutical Laboratories Ltd.*	1,213
826	Cardiac Science Corp.*	2,602
3,030	Celera Corp.*	19,816
917	Centene Corp.*	15,873
52	Chindex International, Inc.*	704
1,351	Conmed Corp.*	24,088
192	Continucare Corp.*	545
1,301	Cross Country Healthcare, Inc.*	11,982
109	CryoLife, Inc.*	812
443	Cutera, Inc.*	3,872
455	Cynosure, Inc., Class A*	4,982
392	Enzo Biochem, Inc.*	1,995
3,463	ev3, Inc.*	44,119
937	Facet Biotech Corp.*	9,408
820	Gentiva Health Services, Inc.*	18,081
2,071	Geron Corp.*	14,704
305	Greatbatch, Inc.*	6,567
956	Hanger Orthopedic Group, Inc.*	13,394
228	Hansen Medical, Inc.*	778
58	Harvard Bioscience, Inc.*	196
2,277	Healthspring, Inc.*	30,125
1,486	Healthways, Inc.*	19,437
291	Hi-Tech Pharmacal Co., Inc.*	4,397
380	Home Diagnostics, Inc.*	2,276
578	I-Flow Corp.*	5,202
452	Infinity Pharmaceuticals, Inc.*	3,164
761	Invacare Corp.	16,483
1,036	inVentiv Health, Inc.*	16,472
545	Kendle International, Inc.*	7,161
1,815	Kindred Healthcare, Inc.*	25,918
825	KV Pharmaceutical Co., Class A*	1,889
173	Landauer, Inc.	9,522
277	LCA-Vision, Inc.*	1,501
1,718	Lexicon Pharmaceuticals, Inc.*	2,594
1,642	Magellan Health Services, Inc.*	52,692
1,266	Martek Biosciences Corp.*	31,080
189	Maxygen, Inc.*	1,338
691	Medcath Corp.*	6,302
135	Medical Action Industries, Inc.*	1,692
721	Medicines Co. (The)*	5,494
2,368	Medicis Pharmaceutical Corp., Class A	43,737
426	MedQuist, Inc.*	3,412
615	Molina Healthcare, Inc.*	12,454
84	Myriad Pharmaceuticals, Inc.*	378
654	Nabi Biopharmaceuticals*	1,995
209	National Healthcare Corp.	7,988
336	Natus Medical, Inc.*	4,788
983	Nighthawk Radiology Holdings, Inc.*	6,124
373	NovaMed, Inc.*	1,578
770	Odyssey HealthCare, Inc.*	9,918
210	Omnicell, Inc.*	2,306
137	OraSure Technologies, Inc.*	362
388	Owens & Minor, Inc.	17,169
228	Palomar Medical Technologies, Inc.*	3,165
1,618	Par Pharmaceutical Cos., Inc.*	33,088
302	Progenics Pharmaceuticals, Inc.*	1,592
842	Psychiatric Solutions, Inc.*	22,557
113	RadNet, Inc.*	244
180	RehabCare Group, Inc.*	3,778
1,172	Res-Care, Inc.*	17,006
1,615	RTI Biologics, Inc.*	7,348
904	Skilled Healthcare Group, Inc., Class A*	6,834
2,028	Sun Healthcare Group, Inc.*	16,711
2,105	Sunrise Senior Living, Inc.*	4,652
990	SuperGen, Inc.*	2,782
1,297	Symmetry Medical, Inc.*	14,293
1,126	TomoTherapy, Inc.*	3,772
908	Triple-S Management Corp., Class B*	16,834
292	U.S. Physical Therapy, Inc.*	4,240
1,258	Universal American Corp.*	11,548
1,033	Varian, Inc.*	52,910
2,881	Viropharma, Inc.*	23,048
208	Vital Images, Inc.*	2,644
546	Volcano Corp.*	7,808
1,964	WellCare Health Plans, Inc.*	47,666
74	Young Innovations, Inc.	1,738
123	Zoll Medical Corp.*	2,212
		972,271
	Industrials - 13.9%

223	3D Systems Corp.*	1,824
1,021	A. O. Smith Corp.	38,849
1,647	AAR Corp.*	28,015
1,655	ABM Industries, Inc.	37,122
2,538	ACCO Brands Corp.*	14,213
1,152	Aceto Corp.	7,707
1,691	Actuant Corp., Class A	23,894
465	Acuity Brands, Inc.	14,931
1,000	Air Transport Services Group, Inc.*	2,960
2,182	Aircastle Ltd.	20,511
296	Alamo Group, Inc.	4,248
1,598	Alaska Air Group, Inc.*	40,318
1,258	Albany International Corp., Class A	21,625
1,074	Altra Holdings, Inc.*	10,310
416	Amerco, Inc.*	18,928
421	American Commercial Lines, Inc.*	9,009
429	American Railcar Industries, Inc.	4,286
195	American Reprographics Co.*	1,782
479	American Woodmark Corp.	9,618
428	Ameron International Corp.	34,655
197	Ampco-Pittsburgh Corp.	4,704
59	Amrep Corp.*	694
1,210	Apogee Enterprises, Inc.	15,972
1,966	Applied Industrial Technologies, Inc.	40,559
92	Argon ST, Inc.*	1,838
1,177	Arkansas Best Corp.	37,546
591	Ascent Solar Technologies, Inc.*	3,321
842	Astec Industries, Inc.*	21,328
74	Astronics Corp.*	646
237	ATC Technology Corp.*	4,958
796	Atlas Air Worldwide Holdings, Inc.*	19,852
1,974	Avis Budget Group, Inc.*	19,207
1,744	Baldor Electric Co.	48,954

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,166	Barnes Group, Inc.	$31,819
357	Barrett Business Services, Inc.	3,724
359	Beacon Roofing Supply, Inc.*	6,038
2,167	Belden, Inc.	45,355
1,202	Blount International, Inc.*	11,022
539	BlueLinx Holdings, Inc.*	2,927
1,781	Bowne & Co., Inc.	12,467
2,228	Brady Corp., Class A	66,016
2,317	Briggs & Stratton Corp.	40,872
222	Builders FirstSource, Inc.*	1,707
452	CAI International, Inc.*	2,843
422	Cascade Corp.	10,753
503	CDI Corp.	7,641
191	Celadon Group, Inc.*	1,870
1,200	Ceradyne, Inc.*	22,464
155	Chart Industries, Inc.*	2,892
248	Chase Corp.	2,827
1,752	China BAK Battery, Inc.*	4,976
789	CIRCOR International, Inc.	20,364
1,490	CLARCOR, Inc.	47,769
50	Clean Harbors, Inc.*	2,951
787	Colfax Corp.*	8,342
886	Columbus McKinnon Corp.*	10,898
1,799	Comfort Systems USA, Inc.	21,354
689	COMSYS IT Partners, Inc.*	5,154
455	Consolidated Graphics, Inc.*	9,400
513	Cornell Cos., Inc.*	10,306
469	Courier Corp.	7,551
76	CRA International, Inc.*	2,123
2,104	Curtiss-Wright Corp.	68,527
1,084	Deluxe Corp.	18,114
68	Diamond Management & Technology Consultants, Inc.	426
1,009	Dollar Thrifty Automotive Group, Inc.*	20,019
486	Ducommun, Inc.	8,777
360	DXP Enterprises, Inc.*	3,820
1,814	Dycom Industries, Inc.*	20,353
131	Dynamex, Inc.*	2,150
989	DynCorp International, Inc., Class A*	16,991
2,883	Eagle Bulk Shipping, Inc.	14,501
278	Eastern Co., (The)	4,584
2,100	EMCOR Group, Inc.*	48,657
845	Encore Wire Corp.	20,010
330	Energy Conversion Devices, Inc.*	3,693
3,189	EnergySolutions, Inc.	28,318
1,877	EnerSys*	37,334
1,204	Ennis, Inc.	16,411
929	EnPro Industries, Inc.*	19,992
932	Esterline Technologies Corp.*	28,817
4,089	Evergreen Solar, Inc.*	6,910
2,265	Federal Signal Corp.	16,195
500	First Advantage Corp., Class A*	8,765
240	Flow International Corp.*	514
701	Forward Air Corp.	16,179
100	Franklin Covey Co.*	554
1,073	Franklin Electric Co., Inc.	33,810
555	FreightCar America, Inc.	10,589
171	Fuel Tech, Inc.*	1,748
552	FuelCell Energy, Inc.*	2,015
562	Furmanite Corp.*	2,057
736	Fushi Copperweld, Inc.*	5,748
860	G&K Services, Inc., Class A	20,210
1,198	Genco Shipping & Trading Ltd.	23,205
469	Geo Group, Inc. (The)*	8,592
46	GeoEye, Inc.*	1,165
1,255	Gibraltar Industries, Inc.	15,110
247	Gorman-Rupp Co. (The)	5,817
276	GP Strategies Corp.*	2,029
3,424	GrafTech International Ltd.*	48,724
162	Graham Corp.	2,206
1,379	Granite Construction, Inc.	44,266
128	Great Lakes Dredge & Dock Corp.	837
778	Greenbrier Cos., Inc.	10,013
2,021	Griffon Corp.*	21,362
1,270	H&E Equipment Services, Inc.*	12,725
868	Heartland Express, Inc.	12,291
789	Heidrick & Struggles International, Inc.	16,585
631	Herley Industries, Inc.*	7,705
131	Hill International, Inc.*	778
568	HNI Corp.	12,201
1,404	Horizon Lines, Inc., Class A	7,610
460	Houston Wire & Cable Co.	5,295
900	HUB Group, Inc., Class A*	19,737
265	Hurco Cos., Inc.*	4,418
80	ICT Group, Inc.*	880
373	II-VI, Inc.*	9,981
198	Innerworkings, Inc.*	1,137
1,807	Insituform Technologies, Inc., Class A*	34,604
815	Insteel Industries, Inc.	9,307
277	Integrated Electrical Services, Inc.*	2,310
1,510	Interline Brands, Inc.*	25,232
255	International Shipholding Corp.	7,645
11,784	JetBlue Airways Corp.*	68,465
1,281	John Bean Technologies Corp.	21,380
571	Kadant, Inc.*	6,641
165	Kaman Corp.	3,420
1,546	Kaydon Corp.	51,605
1,088	Kelly Services, Inc., Class A	12,490
1,332	Kforce, Inc.*	14,918
1,490	Kimball International, Inc., Class B	9,476
558	Knight Transportation, Inc.	9,201
1,954	Korn/Ferry International*	27,024
26	K-Tron International, Inc.*	2,190
472	L.B. Foster Co., Class A*	14,075
130	LaBarge, Inc.*	1,343
740	Ladish Co., Inc.*	10,834
187	Lawson Products, Inc.	3,381
905	Layne Christensen Co.*	23,349
29	Lindsay Corp.	1,204
198	LMI Aerospace, Inc.*	1,824
874	LSI Industries, Inc.	6,468
499	M&F Worldwide Corp.*	9,790
681	MasTec, Inc.*	6,442
952	Mcgrath Rentcorp	18,726
1,541	Metalico, Inc.*	6,256
147	Met-Pro Corp.	1,454
468	Miller Industries, Inc.*	4,736
93	Mine Safety Appliances Co.	2,486
1,223	Mobile Mini, Inc.*	21,684
1,980	Moog, Inc., Class A*	57,380
4,302	MPS Group, Inc.*	42,418
1,728	Mueller Industries, Inc.	41,800
5,379	Mueller Water Products, Inc., Class A	24,743
45	Multi-Color Corp.	628
249	NACCO Industries, Inc., Class A	14,566
760	NCI Building Systems, Inc.*	2,044
1,035	Nordson Corp.	55,455
164	North American Galvanizing & Coating, Inc.*	930
430	Northwest Pipe Co.*	14,289
1,084	Old Dominion Freight Line, Inc.*	38,786
1,501	On Assignment, Inc.*	6,004

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
811	Orion Energy Systems, Inc.*	$2,538
1,650	Otter Tail Corp.	38,923
1,625	Pacer International, Inc.	6,728
22	Patriot Transportation Holding, Inc.*	1,694
417	Pike Electric Corp.*	4,633
721	Polypore International, Inc.*	8,198
152	Portec Rail Products, Inc.	1,412
3,234	Power-One, Inc.*	4,204
570	PowerSecure International, Inc.*	3,021
9	Preformed Line Products Co.	338
723	Quanex Building Products Corp.	9,739
52	RBC Bearings, Inc.*	1,144
1,666	Regal-Beloit Corp.	75,736
1,284	Republic Airways Holdings, Inc.*	11,826
1,142	Robbins & Myers, Inc.	26,517
1,150	Rush Enterprises, Inc., Class A*	16,112
629	Saia, Inc.*	11,133
497	SatCon Technology Corp.*	979
460	Sauer-Danfoss, Inc.	2,567
698	Schawk, Inc.	7,908
566	School Specialty, Inc.*	12,899
15	Seaboard Corp.	16,560
401	Simpson Manufacturing Co., Inc.	10,306
2,588	Skywest, Inc.	39,985
2,409	Spherion Corp.*	13,057
282	Standard Parking Corp.*	4,836
203	Standard Register Co. (The)	877
575	Standex International Corp.	9,838
3,322	Steelcase, Inc., Class A	20,763
562	Sterling Construction Co., Inc.*	9,048
339	Sun Hydraulics Corp.	6,248
667	TAL International Group, Inc.	8,217
623	TBS International Ltd., Class A*	5,090
45	Team, Inc.*	784
860	Tecumseh Products Co., Class A*	7,783
1,126	Teledyne Technologies, Inc.*	38,014
427	Textainer Group Holdings Ltd.	6,059
1,637	Titan International, Inc.	13,603
48	Titan Machinery, Inc.*	578
268	Todd Shipyards Corp.	4,288
1,375	Tredegar Corp.	20,597
82	Trex Co., Inc.*	1,559
292	Trimas Corp.*	1,419
775	Triumph Group, Inc.	33,713
2,038	TrueBlue, Inc.*	27,717
1,198	Tutor Perini Corp.*	23,505
396	Twin Disc, Inc.	5,025
395	UAL Corp.*	2,461
33	Ultralife Corp.*	199
1,004	Ultrapetrol Bahamas Ltd.*	4,839
89	United Capital Corp.*	1,939
2,797	United Rentals, Inc.*	25,704
1,103	United Stationers, Inc.*	50,396
892	Universal Forest Products, Inc.	36,840
272	Universal Truckload Services, Inc.	4,493
6,134	US Airways Group, Inc.*	20,856
107	USA Truck, Inc.*	1,425
355	Valence Technology, Inc.*	533
854	Viad Corp.	15,432
548	Vicor Corp.*	4,028
562	Volt Information Sciences, Inc.*	5,676
38	VSE Corp.	1,304
732	Waste Services, Inc.*	3,213
100	Watsco, Inc.	5,283
359	Watson Wyatt Worldwide, Inc., Class A	15,688
1,361	Watts Water Technologies, Inc., Class A	41,061
1,981	Werner Enterprises, Inc.	34,628
220	Willis Lease Finance Corp.*	2,660
547	Woodward Governor Co.	11,482
2,765	YRC Worldwide, Inc.*	6,166
		3,403,293
	Information Technology - 9.1%

3,263	3Com Corp.*	14,194
844	Actel Corp.*	9,183
1,424	ActivIdentity Corp*	3,574
572	Acxiom Corp.*	5,217
5,666	Adaptec, Inc.*	16,658
3,614	ADC Telecommunications, Inc.*	30,755
571	Adtran, Inc.	12,985
330	Advanced Energy Industries, Inc.*	3,452
710	Agilysys, Inc.	4,501
491	Airvana, Inc.*	3,187
81	American Software, Inc., Class A	510
585	Anadigics, Inc.*	2,252
77	Anaren, Inc.*	1,238
1,174	Anixter International, Inc.*	41,184
1,418	Arris Group, Inc.*	18,803
1,028	ATMI, Inc.*	17,466
1,048	Avid Technology, Inc.*	13,655
1,789	Avocent Corp.*	29,196
478	Bel Fuse, Inc., Class B	8,078
2,691	Benchmark Electronics, Inc.*	44,132
816	Black Box Corp.	20,433
2,991	Brooks Automation, Inc.*	19,442
973	Cabot Microelectronics Corp.*	33,617
1,235	CACI International, Inc., Class A*	56,761
565	Callidus Software, Inc.*	1,542
126	Ceva, Inc.*	1,097
1,376	Checkpoint Systems, Inc.*	22,938
174	China Information Security Technology, Inc.*	670
295	China Security & Surveillance Technology, Inc.*	1,918
3,196	Ciber, Inc.*	12,464
1,511	Cognex Corp.	24,206
1,073	Cogo Group, Inc.*	5,794
1,009	Coherent, Inc.*	22,561
1,086	Cohu, Inc.	12,891
284	Communications Systems, Inc.	3,351
248	Computer Task Group, Inc.*	1,533
242	CPI International, Inc.*	2,270
445	Cray, Inc.*	3,253
657	CSG Systems International, Inc.*	9,901
1,488	CTS Corp.	13,184
1,381	Cymer, Inc.*	48,584
203	Daktronics, Inc.	1,638
564	DDi Corp.*	2,290
43	Deltek, Inc.*	309
739	Digi International, Inc.*	6,333
345	Digital River, Inc.*	12,185
563	DivX, Inc.*	2,939
69	Double-Take Software, Inc.*	606
1,058	DSP Group, Inc.*	8,358
402	Dynamics Research Corp.*	5,540
4,307	Earthlink, Inc.*	35,834
435	Echelon Corp.*	4,942
833	Electro Rent Corp.	8,488
1,271	Electro Scientific Industries, Inc.*	15,608
2,290	Electronics for Imaging, Inc.*	24,366
3,502	Emcore Corp.*	3,712

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
126	EMS Technologies, Inc.*	$2,361
293	Emulex Corp.*	2,839
5,279	Entegris, Inc.*	21,116
2,197	Epicor Software Corp.*	13,841
162	ePlus, Inc.*	2,560
281	Euronet Worldwide, Inc.*	6,637
1,489	Exar Corp.*	11,182
4,131	Extreme Networks*	10,038
2,273	Fair Isaac Corp.	50,688
76	FARO Technologies, Inc.*	1,293
136	FEI Co.*	3,218
133	Formfactor, Inc.*	2,918
159	Global Cash Access Holdings, Inc.*	1,153
970	Globecomm Systems, Inc.*	7,343
858	GSI Technology, Inc.*	3,218
896	Hackett Group, Inc. (The)*	2,348
1,041	Harmonic, Inc.*	6,871
2,744	Harris Stratex Networks, Inc., Class A*	16,629
136	i2 Technologies, Inc.*	2,040
229	ICx Technologies, Inc.*	1,088
1,250	Imation Corp.	10,750
723	infoGROUP, Inc.*	4,461
1,104	Information Services Group, Inc.*	4,394
710	Infospace, Inc.*	5,751
1,858	Insight Enterprises, Inc.*	21,311
593	Integral Systems, Inc.*	3,718
2,362	Internap Network Services Corp.*	7,133
603	Internet Brands, Inc., Class A*	4,396
705	Internet Capital Group, Inc.*	4,681
1,020	Intevac, Inc.*	11,914
2,342	Ipass, Inc.*	3,419
186	IXYS Corp.	1,265
170	j2 Global Communications, Inc.*	3,633
316	JDA Software Group, Inc.*	6,111
289	Keynote Systems, Inc.*	2,907
34	KVH Industries, Inc.*	257
755	L-1 Identity Solutions, Inc.*	5,413
4,917	Lattice Semiconductor Corp.*	12,096
3,793	Lawson Software, Inc.*	23,365
1,011	Littelfuse, Inc.*	25,315
207	Mantech International Corp., Class A*	10,938
418	Marchex, Inc., Class B	1,789
68	MAXIMUS, Inc.	2,832
673	Measurement Specialties, Inc.*	7,120
663	MEMSIC, Inc.*	2,393
4,020	Mentor Graphics Corp.*	35,497
1,054	Mercury Computer Systems, Inc.*	10,034
1,567	Methode Electronics, Inc.	13,523
1,248	Micrel, Inc.	9,697
950	Microtune, Inc.*	1,881
2,293	MKS Instruments, Inc.*	42,260
2,008	ModusLink Global Solutions, Inc.*	14,417
557	MoneyGram International, Inc.*	1,482
1,008	Monotype Imaging Holdings, Inc.*	8,256
2,118	MSC.Software Corp.*	16,054
697	MTS Systems Corp.	18,498
1,800	Ness Technologies, Inc.*	10,872
1,185	Netgear, Inc.*	20,240
150	Netscout Systems, Inc.*	1,719
674	Network Equipment Technologies, Inc.*	4,475
1,682	Newport Corp.*	11,925
179	Omniture, Inc.*	2,561
2,328	Omnivision Technologies, Inc.*	34,059
404	Online Resources Corp.*	2,210
2,395	OpenTV Corp., Class A*	3,066
2,728	Openwave Systems, Inc.*	7,557
262	Oplink Communications, Inc.*	3,637
1,079	Opnext, Inc.*	2,827
155	OSI Systems, Inc.*	2,615
744	Palm, Inc.*	9,918
112	PAR Technology Corp.*	681
355	Park Electrochemical Corp.	7,647
439	PC Connection, Inc.*	2,436
352	PC Mall, Inc.*	2,679
763	PC-Tel, Inc.*	4,502
1,041	Perficient, Inc.*	8,078
1,177	Pericom Semiconductor Corp.*	10,134
3,239	Perot Systems Corp., Class A*	53,929
714	Pervasive Software, Inc.*	3,427
1,954	Photronics, Inc.*	8,910
271	Plantronics, Inc.	6,474
1,221	Plexus Corp.*	30,745
2,356	Polycom, Inc.*	55,578
6,140	Powerwave Technologies, Inc.*	7,614
2,545	Quest Software, Inc.*	41,967
1,871	RealNetworks, Inc.*	6,623
927	RF Micro Devices, Inc.*	4,357
436	Rimage Corp.*	7,020
749	Rofin-Sinar Technologies, Inc.*	17,032
567	Rogers Corp.*	14,799
882	Rudolph Technologies, Inc.*	5,662
1,163	Scansource, Inc.*	32,552
715	Seachange International, Inc.*	6,392
868	Semitool, Inc.*	5,703
337	Sigma Designs, Inc.*	4,762
1,240	Silicon Graphics International Corp.*	6,808
3,478	Silicon Image, Inc.*	10,573
3,697	Silicon Storage Technology, Inc.*	6,766
1,706	Smart Modular Technologies WWH, Inc.*	6,534
2,320	SonicWALL, Inc.*	17,377
9,594	Sonus Networks, Inc.*	20,243
585	Spectrum Control, Inc.*	5,370
1,388	SRA International, Inc., Class A*	27,580
757	Standard Microsystems Corp.*	17,623
456	StarTek, Inc.*	3,525
340	Super Micro Computer, Inc.*	2,710
1,656	support.com, Inc.*	3,892
8,954	Sycamore Networks, Inc.*	27,220
2,030	Symmetricom, Inc.*	10,657
325	Symyx Technologies, Inc.*	2,008
109	Synchronoss Technologies, Inc.*	1,159
716	SYNNEX Corp.*	21,229
3,247	Take-Two Interactive Software, Inc.*	34,093
1,907	Technitrol, Inc.	15,714
539	TechTarget, Inc.*	3,460
61	Techwell, Inc.*	547
2,062	Tekelec*	32,105
798	THQ, Inc.*	4,397
5,218	TIBCO Software, Inc.*	46,284
391	Tier Technologies, Inc., Class B*	2,968
2,617	Trident Microsystems, Inc.*	6,307
2,975	TriQuint Semiconductor, Inc.*	21,777
2,006	TTM Technologies, Inc.*	20,301
16,263	Unisys Corp.*	39,682
3,888	United Online, Inc.	27,216
5,267	Utstarcom, Inc.*	8,638
273	VASCO Data Security International, Inc.*	2,364
655	Veeco Instruments, Inc.*	14,069
693	Virage Logic Corp.*	3,326
157	Virtusa Corp.*	1,579
1,228	Web.com Group, Inc.*	6,705

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,066	White Electronic Designs Corp.*	$4,413
1,206	X-Rite, Inc.*	2,436
588	Zoran Corp.*	6,497
692	Zygo Corp.*	4,643
		2,228,299
	Materials - 5.2%

1,087	A. Schulman, Inc.	21,838
774	A.M. Castle & Co.	8,522
16	AEP Industries, Inc.*	613
360	Allied Nevada Gold Corp.*	2,912
850	AMCOL International Corp.	18,819
796	American Vanguard Corp.	6,973
981	Arch Chemicals, Inc.	28,665
715	Boise, Inc.*	3,117
938	Brush Engineered Materials, Inc.*	20,805
1,798	Buckeye Technologies, Inc.*	18,124
316	Bway Holding Co.*	4,898
2,114	Century Aluminum Co.*	21,626
1,441	China Precision Steel, Inc.*	3,617
482	Clearwater Paper Corp.*	22,244
3,508	Coeur d’Alene Mines Corp.*	53,111
111	Deltic Timber Corp.	5,670
1,932	Domtar Corp.*	68,451
2,090	Ferro Corp.	16,469
2,963	General Moly, Inc.*	8,119
449	General Steel Holdings, Inc.*	1,684
360	GenTek, Inc.*	9,875
2,118	Glatfelter	22,091
5,196	Graphic Packaging Holding Co.*	11,067
2,260	H.B. Fuller Co.	44,612
22	Hawkins, Inc.	467
560	Haynes International, Inc.*	15,182
2,356	Headwaters, Inc.*	9,047
10,138	Hecla Mining Co.*	30,211
1,640	Horsehead Holding Corp.*	18,368
1,282	ICO, Inc.*	5,256
801	Innophos Holdings, Inc.	15,291
1,099	Innospec, Inc.	15,034
717	Kaiser Aluminum Corp.	23,181
956	KapStone Paper and Packaging Corp.*	6,568
350	Koppers Holdings, Inc.	9,555
4,826	Louisiana-Pacific Corp.*	36,340
871	Minerals Technologies, Inc.	39,056
1,465	Myers Industries, Inc.	15,016
682	Neenah Paper, Inc.	7,741
37	NL Industries, Inc.	254
3,284	Olin Corp.	54,974
421	Olympic Steel, Inc.	11,338
1,422	OM Group, Inc.*	38,693
487	Paramount Gold and Silver Corp.*	584
3,533	PolyOne Corp.*	18,018
512	Quaker Chemical Corp.	10,609
223	Rock-Tenn Co., Class A	11,438
2,292	Rockwood Holdings, Inc.*	46,688
1,076	RTI International Metals, Inc.*	20,681
711	Schweitzer-Mauduit International, Inc.	34,967
2,266	Sensient Technologies Corp.	59,075
1,309	ShengdaTech, Inc.*	7,736
591	Silgan Holdings, Inc.	28,734
5,537	Solutia, Inc.*	67,718
1,422	Spartech Corp.	16,410
29	Stepan Co.	1,568
1,644	Stillwater Mining Co.*	10,538
353	Sutor Technology Group Ltd.*	1,179
1,098	Texas Industries, Inc.	43,656
1,544	U.S. Concrete, Inc.*	2,393
3,711	U.S. Gold Corp.*	10,354
18	United States Lime & Minerals, Inc.*	671
313	Universal Stainless & Alloy*	5,606
1,267	Wausau Paper Corp.	12,239
908	Westlake Chemical Corp.	21,828
238	Worthington Industries, Inc.	3,134
2,367	WR Grace & Co.*	39,600
1,292	Zoltek Cos., Inc.*	12,041
		1,262,959
	Telecommunication Services - 0.5%

416	Atlantic Tele-Network, Inc.	19,885
8,176	Cincinnati Bell, Inc.*	27,226
519	Consolidated Communications Holdings, Inc.	7,318
671	D&E Communications, Inc.	6,998
1,986	Fairpoint Communications, Inc.	1,609
839	General Communication, Inc., Class A*	5,596
192	Global Crossing Ltd.*	2,158
1,276	Ibasis, Inc.*	2,871
1,295	Iowa Telecommunications Services, Inc.	14,776
61	iPCS, Inc.*	963
647	Premiere Global Services, Inc.*	6,056
664	SureWest Communications*	8,413
545	Syniverse Holdings, Inc.*	9,739
103	USA Mobility, Inc.	1,311
1,111	Virgin Mobile USA, Inc., Class A*	5,233
		120,152
	Utilities - 5.2%

1,364	Allete, Inc.	46,117
860	American States Water Co.	28,397
289	Artesian Resources Corp., Class A	5,110
2,542	Avista Corp.	49,620
1,805	Black Hills Corp.	46,172
844	California Water Service Group	31,414
542	Central Vermont Public Service Corp.	9,919
734	CH Energy Group, Inc.	33,588
319	Chesapeake Utilities Corp.	9,825
2,810	Cleco Corp.	68,620
370	Connecticut Water Service, Inc.	8,192
453	Consolidated Water Co., Inc.	8,335
2,090	El Paso Electric Co.*	35,405
1,590	Empire District Electric Co. (The)	28,858
285	Florida Public Utilities Co.	3,591
2,193	IDACORP, Inc.	62,457
1,030	Laclede Group, Inc. (The)	33,537
1,074	MGE Energy, Inc.	38,052
625	Middlesex Water Co.	9,512
1,643	New Jersey Resources Corp.	60,380
2,103	Nicor, Inc.	76,171
1,233	Northwest Natural Gas Co.	51,909
1,672	NorthWestern Corp.	40,111
158	Pennichuck Corp.	3,765
3,207	Piedmont Natural Gas Co., Inc.	77,032
4,030	PNM Resources, Inc.	47,070
3,495	Portland General Electric Co.	68,222
601	SJW Corp.	13,264
1,225	South Jersey Industries, Inc.	42,446
2,080	Southwest Gas Corp.	50,648
1,144	Southwest Water Co.	5,148
632	U.S. Geothermal, Inc.*	904
1,364	UIL Holdings Corp.	35,382
1,657	Unisource Energy Corp.	48,451
489	Unitil Corp.	10,670

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,333	WGL Holdings, Inc.	$76,989
326	York Water Co.	5,226
		1,270,509
	Total Common Stocks
	(Cost $16,381,653)	20,341,418

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$12,372	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $12,372)	12,372

	Repurchase Agreements (a) - 8.4%
123,717	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $123,718(b)	123,717
115,218	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $115,219(c)	115,218
185,575	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $185,579(d)	185,575
185,575	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $185,580(e)	185,575
84,784	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $84,784(f)	84,784
247,434	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $247,441(g)	247,434
61,858	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $61,858(h)	61,858
247,434	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $247,435(i)	247,434
74,230	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $74,230(j)	74,230
30,929	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $30,929(k)	30,929
494,867	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $494,870(l)	494,867
186,983	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $186,984(m)	186,983
	Total Repurchase Agreements (Cost $2,038,604)	2,038,604
	Total Investment Securities
	(Cost $18,432,629) — 91.7%	22,392,394
	Other assets less liabilities — 8.3%	2,034,086
	Net Assets — 100.0%	$24,426,480

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2009, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $596,786.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $126,191. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $117,523. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $189,287. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $189,287. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $86,480. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $252,383. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $63,095. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $252,383. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $75,715. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $31,548. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $504,764. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $190,723. The investment in the repurchase agreement was through participation in a pooled account.

REIT        Real Estate Investment Trust

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,362,112)
Net unrealized depreciation	$(3,362,112)
Federal income tax cost of investments	$25,754,506

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$2,950,538	$981,831

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	11,055,217	(267,694)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	6,469,492	1,527,116

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	8,008,969	(144,534)

		$2,096,719

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$20,341,418	$—	$20,341,418
U.S. Government & Agency Security	—	12,372	12,372
Repurchase Agreements	—	2,038,604	2,038,604
Total Investment Securities	20,341,418	2,050,976	22,392,394
Other Financial Instruments*:
Swap Agreements	—	2,096,719	2,096,719
Total Other Financial Instruments	—	2,096,719	2,096,719
Total Investments	$20,341,418	$4,147,695	$24,489,113

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 84.6%
	Consumer Discretionary - 13.3%

281	1-800-Flowers.com, Inc., Class A*	$868
2,588	99 Cents Only Stores*	35,119
149	AFC Enterprises, Inc.*	1,237
1,180	Ambassadors Group, Inc.	18,620
2,046	American Apparel, Inc.*	7,570
1,139	American Public Education, Inc.*	39,466
370	America’s Car-Mart, Inc.*	7,622
1,342	Amerigon, Inc.*	8,535
1,606	Ameristar Casinos, Inc.	26,676
1,662	Arbitron, Inc.	30,448
464	ArvinMeritor, Inc.	3,392
3,418	Bally Technologies, Inc.*	138,190
1,501	Bebe Stores, Inc.	11,453
393	Benihana, Inc., Class A*	2,782
1,350	Big 5 Sporting Goods Corp.	20,614
1,230	BJ’s Restaurants, Inc.*	21,094
794	Blue Nile, Inc.*	43,972
29	Blyth, Inc.	1,319
46	Books-A-Million, Inc.	625
870	Bridgepoint Education, Inc.*	15,982
1,471	Buckle, Inc. (The)	38,908
1,129	Buffalo Wild Wings, Inc.*	46,549
1,212	California Pizza Kitchen, Inc.*	17,041
913	Capella Education Co.*	57,839
429	Caribou Coffee Co., Inc.*	3,325
562	Carmike Cinemas, Inc.*	5,699
707	Carrols Restaurant Group, Inc.*	5,380
2,793	Carter’s, Inc.*	70,272
1,736	Cato Corp. (The), Class A	29,651
1,445	CEC Entertainment, Inc.*	38,654
898	Charlotte Russe Holding, Inc.*	15,616
485	Charming Shoppes, Inc.*	2,541
3,771	Cheesecake Factory, Inc. (The)*	69,273
477	Cherokee, Inc.	9,807
1,497	Children’s Place Retail Stores, Inc. (The)*	45,404
271	China Automotive Systems, Inc.*	2,187
1,843	ChinaCast Education Corp.*	10,929
270	Christopher & Banks Corp.	1,852
1,831	Cinemark Holdings, Inc.	18,383
921	Citi Trends, Inc.*	20,529
3,062	CKE Restaurants, Inc.	29,610
3,646	CKX, Inc.*	23,006
1,894	Coinstar, Inc.*	62,521
2,888	Coldwater Creek, Inc.*	21,487
1,753	Collective Brands, Inc.*	27,767
3,700	Cooper Tire & Rubber Co.	52,836
167	Core-Mark Holding Co., Inc.*	4,795
5,023	Corinthian Colleges, Inc.*	96,291
315	CPI Corp.	5,695
1,046	Cracker Barrel Old Country Store, Inc.	29,717
1,893	CROCS, Inc.*	12,021
239	Crown Media Holdings, Inc., Class A*	428
823	Deckers Outdoor Corp.*	56,211
6,030	Denny’s Corp.*	15,376
296	Destination Maternity Corp.*	5,944
1,103	DineEquity, Inc.	23,251
1,880	Dolan Media Co.*	19,928
217	Domino’s Pizza, Inc.*	1,756
115	Dorman Products, Inc.*	1,617
887	Dover Downs Gaming & Entertainment, Inc.	5,304
730	Dress Barn, Inc.*	11,848
697	Drew Industries, Inc.*	14,344
5,448	Drugstore.com, Inc.*	12,912
44	DSW, Inc., Class A*	667
277	Einstein Noah Restaurant Group, Inc.*	3,590
915	FGX International Holdings Ltd.*	13,213
1,449	Finish Line (The), Class A	11,954
2,943	Fossil, Inc.*	74,693
754	Fred’s, Inc., Class A	9,862
22	Frisch’s Restaurants, Inc.	621
859	Fuel Systems Solutions, Inc.*	28,794
768	Fuqi International, Inc.*	19,914
286	G-III Apparel Group Ltd.*	4,276
130	Global Sources Ltd.*	892
990	Grand Canyon Education, Inc.*	17,226
185	Great Wolf Resorts, Inc.*	649
1,452	Gymboree Corp.*	65,035
64	Hawk Corp., Class A*	877
799	hhgregg, Inc.*	13,807
1,793	Hibbett Sports, Inc.*	31,503
1,657	HOT Topic, Inc.*	11,533
1,803	Hovnanian Enterprises, Inc., Class A*	9,682
2,493	HSN, Inc.*	25,927
2,334	Interval Leisure Group, Inc.*	24,484
1,219	iRobot Corp.*	13,982
973	Isle of Capri Casinos, Inc.*	9,954
3,155	J. Crew Group, Inc.*	107,554
3,582	Jack in the Box, Inc.*	73,037
619	Jo-Ann Stores, Inc.*	16,911
1,148	JoS. A. Bank Clothiers, Inc.*	50,523
1,481	K12, Inc.*	30,494
779	Kirkland’s, Inc.*	11,031
652	Knology, Inc.*	4,720
3,669	Krispy Kreme Doughnuts, Inc.*	11,264
927	K-Swiss, Inc., Class A	8,936
410	Lakes Entertainment, Inc.*	1,296
450	Leapfrog Enterprises, Inc.*	1,768
470	Learning Tree International, Inc.*	5,151
220	Life Time Fitness, Inc.*	6,846
608	Lincoln Educational Services Corp.*	13,485
4,141	Liz Claiborne, Inc.	17,599
866	LodgeNet Interactive Corp.*	6,045
2,551	Lululemon Athletica, Inc.*	51,173
906	Lumber Liquidators, Inc.*	19,932
135	M/I Homes, Inc.*	2,136
127	Mac-Gray Corp.*	1,523
1,184	Maidenform Brands, Inc.*	19,110
110	Marcus Corp.	1,377
1,471	Martha Stewart Living Omnimedia, Class A*	10,547
1,910	Matthews International Corp., Class A	66,544
92	McCormick & Schmick’s Seafood Restaurants, Inc.*	811
863	Mediacom Communications Corp., Class A*	4,341
170	Men’s Wearhouse, Inc. (The)	4,420
880	Midas, Inc.*	7,955
416	Monarch Casino & Resort, Inc.*	4,172
1,047	Monro Muffler Brake, Inc.	26,992
914	Morgans Hotel Group Co.*	4,506
443	Multimedia Games, Inc.*	2,224
166	National CineMedia, Inc.	2,490
301	National Presto Industries, Inc.	25,215
513	NIVS IntelliMedia Technology Group, Inc.*	1,185
231	Nobel Learning Communities, Inc.*	2,564
1,927	NutriSystem, Inc.	27,421
3,461	OfficeMax, Inc.	39,144
1,004	Orbitz Worldwide, Inc.*	6,295
109	Outdoor Channel Holdings, Inc.*	726

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
984	Overstock.com, Inc.*	$12,261
541	Oxford Industries, Inc.	7,574
1,488	P.F. Chang’s China Bistro, Inc.*	47,482
1,112	Papa John’s International, Inc.*	25,943
715	Peet’s Coffee & Tea, Inc.*	18,812
1,464	PetMed Express, Inc.	26,484
2,013	Pinnacle Entertainment, Inc.*	18,882
1,343	Playboy Enterprises, Inc., Class B*	3,707
1,921	Polaris Industries, Inc.	72,441
1,636	Pool Corp.	38,969
462	Pre-Paid Legal Services, Inc.*	21,178
92	Primedia, Inc.	231
914	Princeton Review, Inc.*	3,629
3,257	Raser Technologies, Inc.*	6,840
2,289	RCN Corp.*	21,448
213	Reading International, Inc., Class A*	839
233	Red Robin Gourmet Burgers, Inc.*	4,492
593	Rentrak Corp.*	9,429
1,029	Ruth’s Hospitality Group, Inc.*	4,075
1,456	Sally Beauty Holdings, Inc.*	10,352
462	Sealy Corp.*	1,210
3,366	Shuffle Master, Inc.*	25,514
185	Shutterfly, Inc.*	2,675
3,731	Smith & Wesson Holding Corp.*	20,073
378	Sonic Automotive, Inc., Class A	4,846
3,487	Sonic Corp.*	39,856
3,855	Sotheby’s	61,140
162	Sport Supply Group, Inc.	1,665
685	Stamps.com, Inc.*	5,905
526	Standard Motor Products, Inc.	6,512
1,502	Stein Mart, Inc.*	18,565
451	Steiner Leisure Ltd.*	14,982
981	Steven Madden Ltd.*	31,618
1,118	Sturm Ruger & Co., Inc.	15,440
195	Systemax, Inc.*	2,593
963	Talbots, Inc.	5,739
4,700	Tempur-Pedic International, Inc.*	69,560
3,138	Texas Roadhouse, Inc., Class A*	31,976
2,364	Ticketmaster Entertainment, Inc.*	23,073
1,754	Timberland Co. (The), Class A*	22,732
811	Town Sports International Holdings, Inc.*	2,230
2,252	Tractor Supply Co.*	105,979
1,590	True Religion Apparel, Inc.*	35,982
3,930	Tupperware Brands Corp.	145,371
177	Tween Brands, Inc.*	1,345
70	U.S. Auto Parts Network, Inc.*	381
1,736	Ulta Salon Cosmetics & Fragrance, Inc.*	19,999
2,078	Under Armour, Inc., Class A*	49,602
167	Unifirst Corp.	6,662
638	Universal Electronics, Inc.*	12,007
1,239	Universal Technical Institute, Inc.*	24,941
563	Universal Travel Group*	5,517
2,472	Valassis Communications, Inc.*	38,810
85	Value Line, Inc.	2,507
1,184	Volcom, Inc.*	16,777
2,873	Warnaco Group, Inc. (The)*	109,318
6,085	Wet Seal, Inc. (The), Class A*	21,358
439	Weyco Group, Inc.	9,921
234	Winnebago Industries	2,831
3,086	Wolverine World Wide, Inc.	76,872
922	Wonder Auto Technology, Inc.*	8,160
1,062	World Wrestling Entertainment, Inc., Class A	15,144
1,881	Youbet.com, Inc.*	3,894
1,187	Zumiez, Inc.*	15,004
		4,064,040
	Consumer Staples - 3.3%

1,731	AgFeed Industries, Inc.*	8,724
201	Alico, Inc.	5,960
3,791	Alliance One International, Inc.*	14,519
545	American Dairy, Inc.*	16,731
935	American Italian Pasta Co., Class A*	28,293
1,402	American Oriental Bioengineering, Inc.*	7,136
75	Arden Group, Inc., Class A	8,850
323	B&G Foods, Inc., Class A	2,946
4,154	Bare Escentuals, Inc.*	38,549
552	Boston Beer Co., Inc., Class A*	21,942
653	Calavo Growers, Inc.	11,493
849	Cal-Maine Foods, Inc.	24,239
1,949	Casey’s General Stores, Inc.	54,085
1,149	Chattem, Inc.*	70,365
654	China Sky One Medical, Inc.*	8,476
458	China-Biotics, Inc.*	5,908
264	Coca-Cola Bottling Co. Consolidated	14,272
5,160	Darling International, Inc.*	36,172
809	Diamond Foods, Inc.	22,611
189	Diedrich Coffee, Inc.*	4,062
178	Farmer Bros Co.	3,676
996	Female Health Co., (The)*	6,823
682	Hain Celestial Group, Inc. (The)*	10,912
578	HQ Sustainable Maritime Industries, Inc.*	4,809
169	Inter Parfums, Inc.	1,631
889	J&J Snack Foods Corp.	38,849
1,204	Lancaster Colony Corp.	60,513
1,743	Lance, Inc.	42,268
304	Lifeway Foods, Inc.*	3,925
814	Medifast, Inc.*	15,287
345	National Beverage Corp.*	3,498
3,102	Nu Skin Enterprises, Inc., Class A	53,509
43	Nutraceutical International Corp.*	494
343	Orchids Paper Products Co.*	7,272
993	Overhill Farms, Inc.*	5,690
164	Pantry, Inc. (The)*	2,485
1,002	Pricesmart, Inc.	17,785
578	Revlon, Inc., Class A*	2,624
483	Ruddick Corp.	12,828
1,275	Sanderson Farms, Inc.	53,040
95	Schiff Nutrition International, Inc.	474
3,038	Smart Balance, Inc.*	19,413
4,792	Star Scientific, Inc.*	4,792
72	Susser Holdings Corp.*	773
1,128	Synutra International, Inc.*	17,450
1,516	Tootsie Roll Industries, Inc.	35,853
2,695	United Natural Foods, Inc.*	72,819
116	Universal Corp.	4,278
393	USANA Health Sciences, Inc.*	12,387
2,321	Vector Group Ltd.	36,625
370	Village Super Market, Inc., Class A	10,600
721	WD-40 Co.	19,453
127	Weis Markets, Inc.	3,964
1,299	Zhongpin, Inc.*	14,783
		1,006,915
	Energy - 3.1%

50	Alon USA Energy, Inc.	471
573	Apco Oil and Gas International, Inc.	12,606
255	Approach Resources, Inc.*	1,912
2,398	Arena Resources, Inc.*	73,331

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,030	Atlas America, Inc.	$22,845
461	ATP Oil & Gas Corp.*	5,140
180	Bolt Technology Corp.*	2,126
4,634	BPZ Resources, Inc.*	28,175
2,843	Brigham Exploration Co.*	18,622
655	Cal Dive International, Inc.*	6,832
1,112	CARBO Ceramics, Inc.	47,872
1,751	Carrizo Oil & Gas, Inc.*	33,847
1,129	Cheniere Energy, Inc.*	3,105
2,236	Clean Energy Fuels Corp.*	27,995
720	Contango Oil & Gas Co.*	32,357
358	CREDO Petroleum Corp.*	3,959
543	Cubic Energy, Inc.*	586
108	CVR Energy, Inc.*	1,045
5,927	Delta Petroleum Corp.*	10,669
1,824	Dril-Quip, Inc.*	77,812
6,737	Endeavour International Corp.*	7,478
1,098	ENGlobal Corp.*	4,853
8,184	Evergreen Energy, Inc.*	8,348
2,664	FX Energy, Inc.*	9,031
248	Geokinetics, Inc.*	4,067
792	GMX Resources, Inc.*	8,387
1,299	Golar LNG Ltd.	12,925
44	Gulf Island Fabrication, Inc.	659
750	Gulfmark Offshore, Inc.*	22,365
1,553	Gulfport Energy Corp.*	11,647
637	Hercules Offshore, Inc.*	2,930
500	ION Geophysical Corp.*	1,275
68	Isramco, Inc.*	11,559
1,732	James River Coal Co.*	28,820
827	Lufkin Industries, Inc.	36,595
486	Matrix Service Co.*	5,356
4,766	McMoRan Exploration Co.*	39,748
232	NATCO Group, Inc., Class A*	9,651
74	Natural Gas Services Group, Inc.*	1,057
1,902	Northern Oil and Gas, Inc.*	12,154
449	Panhandle Oil and Gas, Inc., Class A	10,857
443	PHI, Inc. (Non-Voting)*	9,241
576	Pioneer Drilling Co.*	3,283
35	PrimeEnergy Corp.*	958
1,162	Rex Energy Corp.*	6,926
1,767	RPC, Inc.	16,150
1,662	Ship Finance International Ltd.	21,041
4,262	Sulphco, Inc.*	6,777
3,959	Syntroleum Corp.*	10,373
659	Teekay Tankers Ltd., Class A	5,621
2,527	Tetra Technologies, Inc.*	22,288
639	TGC Industries, Inc.*	2,467
1,263	Toreador Resources Corp.*	6,378
2,328	Uranerz Energy Corp.*	4,330
2,759	Uranium Energy Corp.*	7,367
230	Vaalco Energy, Inc.*	1,086
362	Venoco, Inc.*	2,914
2,025	W&T Offshore, Inc.	20,007
2,010	Warren Resources, Inc.*	4,924
137	Westmoreland Coal Co.*	1,165
2,477	Willbros Group, Inc.*	30,839
1,849	World Fuel Services Corp.	83,094
745	Zion Oil & Gas, Inc.*	7,517
		935,815
	Financials - 5.1%

575	Acadia Realty Trust (REIT)	8,803
2,585	Advance America Cash Advance Centers, Inc.	14,838
80	Alexander’s, Inc. (REIT)	22,664
58	American Safety Insurance Holdings Ltd.*	890
186	Ames National Corp.	4,514
197	Amtrust Financial Services, Inc.	2,488
352	Arrow Financial Corp.	9,578
368	Asset Acceptance Capital Corp.*	2,679
117	Associated Estates Realty Corp. (REIT)	976
814	Assured Guaranty Ltd.	16,199
254	Bank of Marin Bancorp	7,927
54	Bank of the Ozarks, Inc.	1,347
1,365	BGC Partners, Inc., Class A	6,170
321	Bridge Bancorp, Inc.	8,481
3,262	Broadpoint Gleacher Securities, Inc.*	24,628
900	Brookline Bancorp, Inc.	9,396
93	Brooklyn Federal Bancorp, Inc.	1,209
78	Bryn Mawr Bank Corp.	1,385
95	Calamos Asset Management, Inc., Class A	1,072
840	Cardinal Financial Corp.	6,636
634	Cardtronics, Inc.*	4,996
1,324	Cathay General Bancorp	12,234
245	Centerstate Banks, Inc.	2,048
37	Cheviot Financial Corp.	322
62	Citizens Holding Co.	1,621
1,575	Citizens, Inc./TX*	10,726
91	City Holding Co.	2,897
62	Clifton Savings Bancorp, Inc.	653
257	CNB Financial Corp./PA	4,053
507	Cohen & Steers, Inc.	9,973
481	CompuCredit Holdings Corp.*	2,102
1,044	Crawford & Co., Class B*	4,834
348	Credit Acceptance Corp.*	10,617
123	Diamond Hill Investment Group, Inc.*	6,321
1,289	Dollar Financial Corp.*	22,467
1,017	Duff & Phelps Corp., Class A	17,330
880	DuPont Fabros Technology, Inc. (REIT)	11,510
962	EastGroup Properties, Inc. (REIT)	36,210
1,553	eHealth, Inc.*	28,731
338	Enterprise Financial Services Corp.	3,803
696	Epoch Holding Corp.	5,714
985	Equity Lifestyle Properties, Inc. (REIT)	39,646
191	Evercore Partners, Inc., Class A	4,809
2,839	Ezcorp, Inc., Class A*	37,957
343	FBL Financial Group, Inc., Class A	5,831
100	FBR Capital Markets Corp.*	541
584	Financial Federal Corp.	13,677
1,441	First Cash Financial Services, Inc.*	27,076
706	First Financial Bankshares, Inc.	35,187
430	First Mercury Financial Corp.	6,231
53	First of Long Island Corp. (The)	1,513
265	GAMCO Investors, Inc., Class A	11,959
437	Getty Realty Corp. (REIT)	10,309
4,071	GFI Group, Inc.	29,148
143	Great Southern Bancorp, Inc.	3,010
68	Hallmark Financial Services*	496
200	Hancock Holding Co.	7,662
26	Heritage Financial Group	211
259	International Assets Holding Corp.*	4,227
248	Investors Bancorp, Inc.*	2,292
243	Investors Real Estate Trust (REIT)	2,250
87	JMP Group, Inc.	892
1,017	KBW, Inc.*	29,107
221	Kearny Financial Corp.	2,420
29	Kentucky First Federal Bancorp	398
2,964	Knight Capital Group, Inc., Class A*	59,636

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
122	Kohlberg Capital Corp.	$581
461	Life Partners Holdings, Inc.	7,902
156	LTC Properties, Inc. (REIT)	3,973
279	Main Street Capital Corp.	3,660
1,991	MarketAxess Holdings, Inc.*	22,080
66	Metro Bancorp, Inc.*	1,105
1,810	MF Global Ltd.*	12,941
884	Mid-America Apartment Communities, Inc. (REIT)	38,702
490	Nara Bancorp, Inc.	4,287
83	National Health Investors, Inc. (REIT)	2,747
364	Nelnet, Inc., Class A*	5,373
462	NewStar Financial, Inc.*	1,275
957	Omega Healthcare Investors, Inc. (REIT)	16,183
2,650	optionsXpress Holdings, Inc.	44,096
504	Oritani Financial Corp.	6,723
152	Orrstown Financial Services, Inc.	5,553
40	Park National Corp.	2,395
85	Peapack Gladstone Financial Corp.	1,436
137	Penns Woods Bancorp, Inc.	4,385
770	Penson Worldwide, Inc.*	7,808
769	Phoenix Cos, Inc. (The)*	2,284
554	Pico Holdings, Inc.*	18,354
963	Portfolio Recovery Associates, Inc.*	42,295
1,307	Potlatch Corp. (REIT)	38,034
1,433	PrivateBancorp, Inc.	34,550
193	Prudential Bancorp, Inc. of Pennsylvania	2,108
365	PS Business Parks, Inc. (REIT)	19,319
483	Pzena Investment Management, Inc., Class A	3,313
215	QC Holdings, Inc.	1,320
627	Redwood Trust, Inc. (REIT)	10,051
55	Republic Bancorp, Inc./KY, Class A	1,168
133	Rewards Network, Inc.*	1,756
1,381	Riskmetrics Group, Inc.*	21,488
487	RLI Corp.	25,816
214	Roma Financial Corp.	2,709
481	Safeguard Scientifics, Inc.*	5,361
103	Safety Insurance Group, Inc.	3,309
250	Saul Centers, Inc. (REIT)	8,148
2,058	Signature Bank/NY*	62,481
185	Southside Bancshares, Inc.	4,000
1,718	Stifel Financial Corp.*	96,723
408	Suffolk Bancorp	11,812
194	SVB Financial Group*	7,712
91	SWS Group, Inc.	1,316
290	SY Bancorp, Inc.	6,447
1,329	Tanger Factory Outlet Centers (REIT)	49,997
681	Tejon Ranch Co.*	17,413
1	Teton Advisors, Inc., Class B^	—
210	Texas Capital Bancshares, Inc.*	3,476
134	Thomas Weisel Partners Group, Inc.*	594
192	Tompkins Financial Corp.	8,390
2,254	Tower Group, Inc.	54,073
537	TradeStation Group, Inc.*	3,850
1,798	TrustCo Bank Corp. NY	11,184
706	U.S. Global Investors, Inc., Class A	7,822
131	UMH Properties, Inc. (REIT)	1,058
173	United Financial Bancorp, Inc.	2,126
372	Universal Health Realty Income Trust (REIT)	12,495
515	Universal Insurance Holdings, Inc.	2,585
637	ViewPoint Financial Group	7,975
406	Washington Real Estate Investment Trust (REIT)	10,946
1,035	Westamerica Bancorporation	53,230
314	Westwood Holdings Group, Inc.	12,095
77	Wilshire Bancorp, Inc.	638
		1,572,553
	Health Care - 21.1%

1,374	Abaxis, Inc.*	36,548
1,932	Abiomed, Inc.*	15,997
1,711	Accelrys, Inc.*	9,821
2,488	Accuray, Inc.*	15,973
2,385	Acorda Therapeutics, Inc.*	53,949
512	Acura Pharmaceuticals, Inc.*	2,954
1,564	Adolor Corp.*	2,565
865	Affymax, Inc.*	19,705
3,842	Affymetrix, Inc.*	29,660
682	Air Methods Corp.*	23,277
3,539	Akorn, Inc.*	4,636
3,658	Align Technology, Inc.*	49,017
5,931	Alkermes, Inc.*	53,676
1,518	Alliance HealthCare Services, Inc.*	8,395
469	Allied Healthcare International, Inc.*	1,177
70	Allion Healthcare, Inc.*	494
3,914	Allos Therapeutics, Inc.*	28,768
450	Almost Family, Inc.*	12,406
2,261	Alnylam Pharmaceuticals, Inc.*	50,466
2,068	Alphatec Holdings, Inc.*	9,471
1,068	AMAG Pharmaceuticals, Inc.*	43,831
1,620	Amedisys, Inc.*	72,155
518	America Service Group, Inc.	9,448
664	American Caresource Holdings, Inc.*	2,616
343	American Dental Partners, Inc.*	4,432
4,632	American Medical Systems Holdings, Inc.*	70,592
3,319	AMERIGROUP Corp.*	78,494
1,662	AMICAS, Inc.*	5,900
951	Amicus Therapeutics, Inc.*	9,348
2,048	AMN Healthcare Services, Inc.*	20,214
520	Analogic Corp.	18,486
434	Angiodynamics, Inc.*	5,620
892	Ardea Biosciences, Inc.*	15,824
5,813	Arena Pharmaceuticals, Inc.*	27,030
6,828	Ariad Pharmaceuticals, Inc.*	14,953
1,403	Arqule, Inc.*	7,604
3,019	Array Biopharma, Inc.*	12,438
1,305	ARYx Therapeutics, Inc.*	4,489
110	Aspect Medical Systems, Inc.*	707
2,102	athenahealth, Inc.*	84,563
95	Atrion Corp.	13,015
2,974	ATS Medical, Inc.*	8,000
2,679	Auxilium Pharmaceuticals, Inc.*	77,128
3,810	AVANIR Pharmaceuticals, Inc., Class A*	7,315
6,022	AVI BioPharma, Inc.*	10,298
1,345	BioCryst Pharmaceuticals, Inc.*	16,772
887	Biodel, Inc.*	4,515
638	BioDelivery Sciences International, Inc.*	3,075
856	BioMimetic Therapeutics, Inc.*	10,075
742	Bio-Reference Labs, Inc.*	24,664
2,434	BioScrip, Inc.*	14,312
226	Biospecifics Technologies Corp.*	5,871
1,853	BMP Sunstone Corp.*	7,412
1,068	Bovie Medical Corp.*	9,035
3,068	Bruker Corp.*	31,140
1,544	Cadence Pharmaceuticals, Inc.*	16,845
1,698	Cambrex Corp.*	9,288
565	Cantel Medical Corp.*	7,594

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
244	Caraco Pharmaceutical Laboratories Ltd.*	$983
141	Cardiac Science Corp.*	444
1,491	CardioNet, Inc.*	10,735
564	Cardiovascular Systems, Inc.*	4,749
2,441	Cardium Therapeutics, Inc.*	4,589
2,301	Catalyst Health Solutions, Inc.*	65,717
1,047	Celera Corp.*	6,847
33,641	Cell Therapeutics, Inc.*	55,508
641	Celldex Therapeutics, Inc.*	3,679
1,464	Centene Corp.*	25,342
3,636	Cepheid, Inc.*	43,596
1,649	Chelsea Therapeutics International, Inc.*	9,333
1,417	Chemed Corp.	61,696
765	Chindex International, Inc.*	10,358
1,876	Clarient, Inc.*	7,373
718	Clinical Data, Inc.*	11,323
610	Computer Programs & Systems, Inc.	23,607
1,915	Conceptus, Inc.*	34,700
1,578	Continucare Corp.*	4,482
409	Cornerstone Therapeutics, Inc.*	2,663
466	Corvel Corp.*	14,008
176	Cross Country Healthcare, Inc.*	1,621
1,627	CryoLife, Inc.*	12,121
3,617	Cubist Pharmaceuticals, Inc.*	74,800
3,995	Curis, Inc.*	8,429
237	Cutera, Inc.*	2,071
1,715	Cyberonics, Inc.*	25,794
2,388	Cypress Bioscience, Inc.*	16,620
2,742	Cytokinetics, Inc.*	8,692
1,834	Cytori Therapeutics, Inc.*	5,557
1,422	Delcath Systems, Inc.*	5,119
3,214	Depomed, Inc.*	10,028
2,881	DexCom, Inc.*	22,501
1,110	Dionex Corp.*	66,755
7,514	Discovery Laboratories, Inc.*	3,757
5,157	Durect Corp.*	12,583
4,183	Dyax Corp.*	15,226
3,525	Eclipsys Corp.*	59,079
1,261	Electro-Optical Sciences, Inc.*	12,421
624	Emergency Medical Services Corp., Class A*	28,298
1,024	Emergent Biosolutions, Inc.*	18,975
1,243	Emeritus Corp.*	22,411
3,030	Endologix, Inc.*	13,726
690	Ensign Group, Inc. (The)	9,570
956	EnteroMedics, Inc.*	3,079
1,538	Enzo Biochem, Inc.*	7,828
2,843	Enzon Pharmaceuticals, Inc.*	20,384
2,671	eResearchTechnology, Inc.*	16,801
510	Exactech, Inc.*	7,584
6,680	Exelixis, Inc.*	38,009
277	Facet Biotech Corp.*	2,781
883	Genomic Health, Inc.*	17,669
1,057	Genoptix, Inc.*	30,325
710	Gentiva Health Services, Inc.*	15,656
2,794	Geron Corp.*	19,837
1,043	Greatbatch, Inc.*	22,456
1,198	GTx, Inc.*	11,273
1,608	Haemonetics Corp.*	84,645
4,245	Halozyme Therapeutics, Inc.*	31,583
295	Hanger Orthopedic Group, Inc.*	4,133
1,283	Hansen Medical, Inc.*	4,375
1,461	Harvard Bioscience, Inc.*	4,938
1,492	Health Grades, Inc.*	6,774
5,541	HealthSouth Corp.*	86,495
110	Healthways, Inc.*	1,439
339	HeartWare International, Inc.*	9,207
7,372	Hemispherx Biopharma, Inc.*	16,366
115	Hi-Tech Pharmacal Co., Inc.*	1,738
1,623	HMS Holdings Corp.*	61,041
213	Home Diagnostics, Inc.*	1,276
10,214	Human Genome Sciences, Inc.*	202,033
798	ICU Medical, Inc.*	29,678
1,956	Idenix Pharmaceuticals, Inc.*	5,985
1,357	Idera Pharmaceuticals, Inc.*	10,300
588	I-Flow Corp.*	5,292
4,420	Immucor, Inc.*	79,958
3,207	Immunogen, Inc.*	23,379
4,098	Immunomedics, Inc.*	22,580
3,807	Impax Laboratories, Inc.*	28,895
4,484	Incyte Corp.*	29,550
515	Infinity Pharmaceuticals, Inc.*	3,605
7,843	Insmed, Inc.*	6,902
3,852	Inspire Pharmaceuticals, Inc.*	22,996
1,633	Insulet Corp.*	15,040
1,182	Integra LifeSciences Holdings Corp.*	39,940
2,397	InterMune, Inc.*	36,386
787	Invacare Corp.	17,046
701	inVentiv Health, Inc.*	11,146
1,010	IPC The Hospitalist Co., Inc.*	29,835
1,125	IRIS International, Inc.*	11,565
5,844	Isis Pharmaceuticals, Inc.*	94,322
2,084	ISTA Pharmaceuticals, Inc.*	11,399
3,151	Javelin Pharmaceuticals, Inc.*	5,609
197	Kendle International, Inc.*	2,589
515	Kensey Nash Corp.*	13,447
1,225	KV Pharmaceutical Co., Class A*	2,805
353	Landauer, Inc.	19,429
634	Lannett Co., Inc.*	5,459
659	LCA-Vision, Inc.*	3,572
2,699	Lexicon Pharmaceuticals, Inc.*	4,075
951	LHC Group, Inc.*	23,252
580	Life Sciences Research, Inc.*	4,501
7,110	Ligand Pharmaceuticals, Inc., Class B*	17,064
2,599	Luminex Corp.*	39,713
1,087	MAKO Surgical Corp.*	9,294
3,627	MannKind Corp.*	28,254
567	MAP Pharmaceuticals, Inc.*	5,012
372	Martek Biosciences Corp.*	9,133
3,183	Masimo Corp.*	79,957
593	Matrixx Initiatives, Inc.*	3,196
1,331	Maxygen, Inc.*	9,423
8,067	Medarex, Inc.*	129,072
2,475	MedAssets, Inc.*	55,267
704	Medical Action Industries, Inc.*	8,821
2,337	Medicines Co. (The)*	17,808
499	Medicis Pharmaceutical Corp., Class A	9,217
1,801	Medivation, Inc.*	45,601
1,724	Merge Healthcare, Inc.*	5,517
2,543	Meridian Bioscience, Inc.	61,286
1,752	Merit Medical Systems, Inc.*	31,624
1,217	Metabolix, Inc.*	11,805
2,535	Metropolitan Health Networks, Inc.*	5,476
3,599	Micromet, Inc.*	22,818
988	Micrus Endovascular Corp.*	11,303
2,285	MiddleBrook Pharmaceuticals, Inc.*	2,582
1,064	Molecular Insight Pharmaceuticals, Inc.*	5,320
2,208	Momenta Pharmaceuticals, Inc.*	21,859
676	MWI Veterinary Supply, Inc.*	25,154
1,384	Myriad Pharmaceuticals, Inc.*	6,228
2,349	Nabi Biopharmaceuticals*	7,164

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
646	Nanosphere, Inc.*	$5,174
219	National Healthcare Corp.	8,370
104	National Research Corp.	2,548
1,303	Natus Medical, Inc.*	18,568
5,808	Nektar Therapeutics*	48,148
830	Neogen Corp.*	23,240
2,451	Neurocrine Biosciences, Inc.*	7,328
648	NeurogesX, Inc.*	4,821
751	NovaMed, Inc.*	3,177
3,882	Novavax, Inc.*	23,447
2,981	NPS Pharmaceuticals, Inc.*	12,431
2,288	NuVasive, Inc.*	91,680
1,444	NxStage Medical, Inc.*	8,924
1,083	Obagi Medical Products, Inc.*	10,289
1,027	Odyssey HealthCare, Inc.*	13,228
1,698	Omnicell, Inc.*	18,644
273	OncoGenex Pharmaceutical, Inc.*	10,964
3,873	Onyx Pharmaceuticals, Inc.*	124,207
2,743	Opko Health, Inc.*	6,391
1,797	Optimer Pharmaceuticals, Inc.*	23,415
2,694	OraSure Technologies, Inc.*	7,112
1,667	Orexigen Therapeutics, Inc.*	13,203
1,073	Orthofix International N.V.*	29,368
4,149	Orthovita, Inc.*	17,509
1,051	Osiris Therapeutics, Inc.*	15,366
2,091	Owens & Minor, Inc.	92,527
2,312	OXiGENE, Inc.*	3,306
2,180	Pain Therapeutics, Inc.*	11,118
824	Palomar Medical Technologies, Inc.*	11,437
3,610	Parexel International Corp.*	46,316
7,497	PDL BioPharma, Inc.	67,848
1,313	Pharmasset, Inc.*	24,238
1,913	PharMerica Corp.*	38,356
2,707	Phase Forward, Inc.*	34,812
1,446	Poniard Pharmaceuticals, Inc.*	11,973
1,641	Pozen, Inc.*	11,044
1,270	Progenics Pharmaceuticals, Inc.*	6,693
2,171	Protalix BioTherapeutics, Inc.*	13,894
662	Providence Service Corp. (The)*	7,520
3,726	PSS World Medical, Inc.*	76,159
2,393	Psychiatric Solutions, Inc.*	64,108
1,480	Quality Systems, Inc.	79,683
3,602	Questcor Pharmaceuticals, Inc.*	20,928
1,617	Quidel Corp.*	24,966
1,678	RadNet, Inc.*	3,624
3,956	Regeneron Pharmaceuticals, Inc.*	89,920
912	RehabCare Group, Inc.*	19,143
1,926	Repligen Corp.*	9,669
593	Repros Therapeutics, Inc.*	623
2,303	Rigel Pharmaceuticals, Inc.*	16,236
628	Rochester Medical Corp.*	7,693
887	Rockwell Medical Technologies, Inc.*	7,105
1,226	RTI Biologics, Inc.*	5,578
3,023	Salix Pharmaceuticals Ltd.*	37,818
2,579	Sangamo Biosciences, Inc.*	18,079
3,253	Santarus, Inc.*	10,345
3,816	Savient Pharmaceuticals, Inc.*	53,004
2,242	Sciclone Pharmaceuticals, Inc.*	10,896
5,222	Seattle Genetics, Inc.*	63,970
3,837	Sequenom, Inc.*	24,518
1,626	SIGA Technologies, Inc.*	11,902
1,064	Sirona Dental Systems, Inc.*	28,132
756	Somanetics Corp.*	9,888
1,075	SonoSite, Inc.*	25,015
2,019	Spectranetics Corp.*	11,771
2,319	Spectrum Pharmaceuticals, Inc.*	19,712
6,476	StemCells, Inc.*	10,556
1,638	Stereotaxis, Inc.*	5,766
3,669	STERIS Corp.	106,474
675	Sucampo Pharmaceuticals, Inc., Class A*	3,787
2,373	SuperGen, Inc.*	6,668
967	SurModics, Inc.*	22,135
496	Symmetry Medical, Inc.*	5,466
724	Synovis Life Technologies, Inc.*	11,389
1,026	Synta Pharmaceuticals Corp.*	2,904
3,344	Theravance, Inc.*	52,066
3,543	Thoratec Corp.*	92,968
1,374	TomoTherapy, Inc.*	4,603
823	TranS1, Inc.*	3,876
393	Transcend Services, Inc.*	6,249
64	Triple-S Management Corp., Class B*	1,187
335	U.S. Physical Therapy, Inc.*	4,864
202	Utah Medical Products, Inc.	5,618
1,673	Vanda Pharmaceuticals, Inc.*	22,853
416	Varian, Inc.*	21,308
1,016	Vascular Solutions, Inc.*	7,681
2,676	Vical, Inc.*	12,336
972	Viropharma, Inc.*	7,776
395	Virtual Radiologic Corp.*	4,562
622	Vital Images, Inc.*	7,906
4,375	Vivus, Inc.*	27,081
2,295	Volcano Corp.*	32,819
2,056	West Pharmaceutical Services, Inc.	82,631
2,387	Wright Medical Group, Inc.*	38,765
1,871	XenoPort, Inc.*	34,108
242	Young Innovations, Inc.	5,682
1,158	Zoll Medical Corp.*	20,821
2,352	Zymogenetics, Inc.*	13,830
		6,473,023
	Industrials - 12.4%

810	3D Systems Corp.*	6,626
783	AAON, Inc.	16,349
206	AAR Corp.*	3,504
652	ABM Industries, Inc.	14,624
2,006	Acacia Research - Acacia Technologies*	18,014
1,967	Actuant Corp., Class A	27,794
2,077	Acuity Brands, Inc.	66,692
1,323	Administaff, Inc.	31,937
3,243	Advanced Battery Technologies, Inc.*	13,069
972	Advisory Board Co. (The)*	25,690
834	Aerovironment, Inc.*	23,460
2,138	Air Transport Services Group, Inc.*	6,328
7,527	Airtran Holdings, Inc.*	50,055
128	Alaska Air Group, Inc.*	3,229
963	Allegiant Travel Co.*	37,740
224	Altra Holdings, Inc.*	2,150
1,139	American Ecology Corp.	20,821
2,020	American Reprographics Co.*	18,463
572	American Science & Engineering, Inc.	35,229
2,724	American Superconductor Corp.*	88,012
268	Ampco-Pittsburgh Corp.	6,400
1,595	APAC Customer Services, Inc.*	8,741
119	Apogee Enterprises, Inc.	1,571
815	Applied Signal Technology, Inc.	20,758
465	Argan, Inc.*	6,394
723	Argon ST, Inc.*	14,446
180	Ascent Solar Technologies, Inc.*	1,012
481	Astronics Corp.*	4,199
921	ATC Technology Corp.*	19,267
3,724	Avis Budget Group, Inc.*	36,235
602	Axsys Technologies, Inc.*	32,508

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
762	AZZ, Inc.*	$26,228
930	Badger Meter, Inc.	33,657
570	Baldor Electric Co.	16,000
2,345	Beacon Roofing Supply, Inc.*	39,443
784	Blount International, Inc.*	7,189
1,969	Broadwind Energy, Inc.*	14,886
719	Builders FirstSource, Inc.*	5,529
2,750	CBIZ, Inc.*	19,690
86	CDI Corp.	1,306
1,129	Celadon Group, Inc.*	11,053
3,033	Cenveo, Inc.*	15,499
1,574	Chart Industries, Inc.*	29,371
48	Chase Corp.	547
879	China Fire & Security Group, Inc.*	13,466
1,185	CLARCOR, Inc.	37,991
1,278	Clean Harbors, Inc.*	75,428
425	Colfax Corp.*	4,505
2,139	Corporate Executive Board Co. (The)	51,443
1,247	CoStar Group, Inc.*	47,324
581	CRA International, Inc.*	16,227
980	Cubic Corp.	34,810
1,745	Deluxe Corp.	29,159
1,406	Diamond Management & Technology Consultants, Inc.	8,802
924	DigitalGlobe, Inc.*	18,535
432	Dynamex, Inc.*	7,089
806	Dynamic Materials Corp.	13,049
219	DynCorp International, Inc., Class A*	3,762
1,297	EMCOR Group, Inc.*	30,051
2,999	Ener1, Inc.*	19,134
2,426	Energy Conversion Devices, Inc.*	27,147
2,105	Energy Recovery, Inc.*	11,072
436	EnergySolutions, Inc.	3,872
880	EnerNOC, Inc.*	23,707
1,645	ESCO Technologies, Inc.*	60,964
606	Esterline Technologies Corp.*	18,738
6,270	Evergreen Solar, Inc.*	10,596
855	Exponent, Inc.*	24,179
1,033	Flanders Corp.*	5,165
2,039	Flow International Corp.*	4,363
4,390	Force Protection, Inc.*	23,267
870	Forward Air Corp.	20,080
666	Franklin Covey Co.*	3,690
879	Fuel Tech, Inc.*	8,983
3,348	FuelCell Energy, Inc.*	12,220
1,539	Furmanite Corp.*	5,633
3,161	GenCorp, Inc.*	13,940
2,330	Genesee & Wyoming, Inc., Class A*	73,115
2,576	Geo Group, Inc. (The)*	47,192
1,103	GeoEye, Inc.*	27,928
567	Gorman-Rupp Co. (The)	13,353
617	GP Strategies Corp.*	4,535
2,928	GrafTech International Ltd.*	41,665
416	Graham Corp.	5,666
290	Granite Construction, Inc.	9,309
2,338	Great Lakes Dredge & Dock Corp.	15,291
1,975	GT Solar International, Inc.*	10,132
944	Harbin Electric, Inc.*	11,715
3,238	Hawaiian Holdings, Inc.*	23,702
2,717	Healthcare Services Group, Inc.	48,037
1,994	Heartland Express, Inc.	28,235
1,450	HEICO Corp.	53,737
160	Heritage-Crystal Clean, Inc.*	1,974
3,375	Herman Miller, Inc.	54,742
6,058	Hexcel Corp.*	65,911
1,384	Hill International, Inc.*	8,221
2,050	HNI Corp.	44,034
487	Houston Wire & Cable Co.	5,605
1,117	HUB Group, Inc., Class A*	24,496
46	Hurco Cos., Inc.*	767
1,351	Huron Consulting Group, Inc.*	25,426
553	ICF International, Inc.*	15,125
467	ICT Group, Inc.*	5,137
1,059	II-VI, Inc.*	28,339
1,276	Innerworkings, Inc.*	7,324
3,046	Interface, Inc., Class A	20,134
1,387	Kaman Corp.	28,752
174	Kelly Services, Inc., Class A	1,998
2,834	Knight Transportation, Inc.	46,733
2,951	Knoll, Inc.	28,418
171	Korn/Ferry International*	2,365
121	K-Tron International, Inc.*	10,191
617	LaBarge, Inc.*	6,374
733	Lindsay Corp.	30,427
271	LMI Aerospace, Inc.*	2,496
965	Marten Transport Ltd.*	16,366
2,350	MasTec, Inc.*	22,231
205	Mcgrath Rentcorp	4,032
717	Met-Pro Corp.	7,091
493	Michael Baker Corp.*	16,506
4,780	Microvision, Inc.*	16,109
1,024	Middleby Corp.*	48,323
1,548	Mine Safety Appliances Co.	41,378
576	Mobile Mini, Inc.*	10,212
589	Multi-Color Corp.	8,217
1,081	MYR Group, Inc.*	22,160
3,132	Navigant Consulting, Inc.*	39,432
211	NCI Building Systems, Inc.*	568
712	Nordson Corp.	38,149
577	North American Galvanizing & Coating, Inc.*	3,272
3,679	Odyssey Marine Exploration, Inc.*	6,843
283	Old Dominion Freight Line, Inc.*	10,126
173	Omega Flex, Inc.	2,996
243	On Assignment, Inc.*	972
3,540	Orbital Sciences Corp.*	52,357
1,679	Orion Marine Group, Inc.*	34,336
51	Patriot Transportation Holding, Inc.*	3,927
3,390	Perma-Fix Environmental Services*	8,339
479	Pike Electric Corp.*	5,322
821	PMFG, Inc.*	9,072
447	Polypore International, Inc.*	5,082
212	Portec Rail Products, Inc.	1,969
488	Powell Industries, Inc.*	18,456
469	Power-One, Inc.*	610
309	PowerSecure International, Inc.*	1,638
127	Preformed Line Products Co.	4,762
512	Primoris Services Corp.	3,656
1,387	Quanex Building Products Corp.	18,683
1,005	Raven Industries, Inc.	29,044
1,291	RBC Bearings, Inc.*	28,402
430	Republic Airways Holdings, Inc.*	3,960
2,826	Resources Connection, Inc.*	43,549
123	Robbins & Myers, Inc.	2,856
2,752	Rollins, Inc.	49,123
3,076	RSC Holdings, Inc.*	22,239
453	Rush Enterprises, Inc., Class A*	6,347
3,737	SatCon Technology Corp.*	7,362
83	Sauer-Danfoss, Inc.	463
415	School Specialty, Inc.*	9,458
1,851	Simpson Manufacturing Co., Inc.	47,571
419	SmartHeat, Inc.*	3,050
89	Standard Parking Corp.*	1,526
825	Standard Register Co. (The)	3,564

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
720	Stanley, Inc.*	$18,468
71	Sterling Construction Co., Inc.*	1,143
321	Sun Hydraulics Corp.	5,916
2,174	SYKES Enterprises, Inc.*	45,632
50	TAL International Group, Inc.	616
3,885	Taser International, Inc.*	17,677
1,122	Team, Inc.*	19,556
742	Teledyne Technologies, Inc.*	25,050
1,170	Tennant Co.	29,917
3,779	Tetra Tech, Inc.*	111,632
748	Titan Machinery, Inc.*	9,013
857	Trex Co., Inc.*	16,292
571	Trimas Corp.*	2,775
8,500	UAL Corp.*	52,955
714	Ultralife Corp.*	4,305
343	USA Truck, Inc.*	4,569
2,672	Valence Technology, Inc.*	4,008
140	Viad Corp.	2,530
485	Vicor Corp.*	3,565
203	VSE Corp.	6,965
129	Waste Services, Inc.*	566
1,533	Watsco, Inc.	80,988
2,191	Watson Wyatt Worldwide, Inc., Class A	95,747
3,046	Woodward Governor Co.	63,936
		3,814,234
	Information Technology - 22.7%

19,915	3Com Corp.*	86,630
1,724	3PAR, Inc.*	15,240
2,198	ACI Worldwide, Inc.*	29,805
2,439	Acme Packet, Inc.*	19,902
502	Actel Corp.*	5,462
954	ActivIdentity Corp*	2,395
2,805	Actuate Corp.*	15,764
3,489	Acxiom Corp.*	31,820
1,188	ADC Telecommunications, Inc.*	10,110
2,698	Adtran, Inc.	61,353
2,694	Advanced Analogic Technologies, Inc.*	12,150
1,626	Advanced Energy Industries, Inc.*	17,008
959	Advent Software, Inc.*	37,104
911	Airvana, Inc.*	5,912
1,284	American Software, Inc., Class A	8,089
6,857	Amkor Technology, Inc.*	37,988
3,175	Anadigics, Inc.*	12,224
808	Anaren, Inc.*	12,993
284	Anixter International, Inc.*	9,963
4,135	Applied Micro Circuits Corp.*	32,832
1,155	ArcSight, Inc.*	22,349
5,483	Ariba, Inc.*	62,835
5,863	Arris Group, Inc.*	77,743
7,944	Art Technology Group, Inc.*	32,094
3,695	Aruba Networks, Inc.*	33,661
1,831	AsiaInfo Holdings, Inc.*	31,530
3,832	Atheros Communications, Inc.*	105,916
580	ATMI, Inc.*	9,854
356	Avid Technology, Inc.*	4,639
367	Avocent Corp.*	5,989
467	Benchmark Electronics, Inc.*	7,659
2,227	BigBand Networks, Inc.*	8,663
2,750	Blackbaud, Inc.	52,965
1,987	Blackboard, Inc.*	68,373
2,478	Blue Coat Systems, Inc.*	48,594
1,573	Bottomline Technologies, Inc.*	19,033
3,141	Brightpoint, Inc.*	23,055
157	Cabot Microelectronics Corp.*	5,424
214	CACI International, Inc., Class A*	9,835
857	Callidus Software, Inc.*	2,340
517	Cass Information Systems, Inc.	16,141
2,275	Cavium Networks, Inc.*	46,205
1,055	Ceva, Inc.*	9,189
583	Checkpoint Systems, Inc.*	9,719
1,458	China Information Security Technology, Inc.*	5,613
1,652	China Security & Surveillance Technology, Inc.*	10,738
543	China TransInfo Technology Corp.*	4,572
1,894	Chordiant Software, Inc.*	7,406
4,094	Cirrus Logic, Inc.*	20,306
2,678	Cogent, Inc.*	28,119
450	Cognex Corp.	7,209
2,612	CommVault Systems, Inc.*	47,773
1,055	Compellent Technologies, Inc.*	15,741
603	Computer Task Group, Inc.*	3,727
1,353	comScore, Inc.*	18,820
1,765	Comtech Telecommunications Corp.*	60,045
1,196	Comverge, Inc.*	13,323
2,496	Concur Technologies, Inc.*	88,259
1,504	Constant Contact, Inc.*	31,328
133	CPI International, Inc.*	1,248
1,545	Cray, Inc.*	11,294
1,318	CSG Systems International, Inc.*	19,862
110	CTS Corp.	975
4,336	Cybersource Corp.*	66,558
1,829	Daktronics, Inc.	14,760
138	DDi Corp.*	560
2,357	DealerTrack Holdings, Inc.*	47,564
1,091	Deltek, Inc.*	7,844
1,260	DemandTec, Inc.*	10,672
1,301	DG FastChannel, Inc.*	22,559
988	Dice Holdings, Inc.*	5,780
548	Digi International, Inc.*	4,696
1,931	Digital River, Inc.*	68,203
2,001	Diodes, Inc.*	40,560
1,276	DivX, Inc.*	6,661
983	Double-Take Software, Inc.*	8,631
1,091	DTS, Inc.*	29,239
822	Earthlink, Inc.*	6,839
425	Ebix, Inc.*	20,978
1,450	Echelon Corp.*	16,472
410	eLoyalty Corp.*	3,465
785	EMS Technologies, Inc.*	14,711
4,810	Emulex Corp.*	46,609
3,312	Entropic Communications, Inc.*	10,135
2,032	EPIQ Systems, Inc.*	30,460
13	ePlus, Inc.*	205
2,674	Euronet Worldwide, Inc.*	63,160
201	Exar Corp.*	1,510
937	ExlService Holdings, Inc.*	11,244
2,157	FalconStor Software, Inc.*	10,914
949	FARO Technologies, Inc.*	16,142
2,163	FEI Co.*	51,177
2,917	Formfactor, Inc.*	63,999
980	Forrester Research, Inc.*	23,069
3,718	Gartner, Inc.*	61,942
2,138	Global Cash Access Holdings, Inc.*	15,500
1,003	GSE Systems, Inc.*	6,590
1,739	GSI Commerce, Inc.*	30,154
1,208	Hackett Group, Inc. (The)*	3,165
4,598	Harmonic, Inc.*	30,347
2,351	Heartland Payment Systems, Inc.	29,411
1,344	Hittite Microwave Corp.*	46,260
559	Hughes Communications, Inc.*	14,540

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
827	i2 Technologies, Inc.*	$12,405
409	ICx Technologies, Inc.*	1,943
1,425	iGate Corp.	9,490
177	Imation Corp.	1,522
491	Imergent, Inc.	3,290
1,754	Immersion Corp.*	6,665
5,268	Infinera Corp.*	36,876
1,168	infoGROUP, Inc.*	7,207
5,468	Informatica Corp.*	98,041
1,239	Infospace, Inc.*	10,036
1,344	Innodata Isogen, Inc.*	6,989
371	Insight Enterprises, Inc.*	4,255
285	Integral Systems, Inc.*	1,787
1,335	Intellon Corp.*	6,715
792	Interactive Intelligence, Inc.*	13,638
2,743	InterDigital, Inc.*	57,493
3,893	Intermec, Inc.*	55,358
906	Internet Brands, Inc., Class A*	6,605
1,353	Internet Capital Group, Inc.*	8,984
1,449	IPG Photonics Corp.*	17,562
1,622	Isilon Systems, Inc.*	9,326
1,970	Ixia*	12,037
1,235	IXYS Corp.	8,398
2,570	j2 Global Communications, Inc.*	54,921
5,259	Jack Henry & Associates, Inc.	122,587
1,232	JDA Software Group, Inc.*	23,827
1,413	Kenexa Corp.*	17,323
383	Keynote Systems, Inc.*	3,853
1,886	Knot, Inc. (The)*	19,049
4,234	Kopin Corp.*	16,301
4,287	Kulicke & Soffa Industries, Inc.*	22,550
830	KVH Industries, Inc.*	6,275
3,675	L-1 Identity Solutions, Inc.*	26,350
600	Lattice Semiconductor Corp.*	1,476
3,512	Lawson Software, Inc.*	21,634
2,062	Limelight Networks, Inc.*	6,887
3,601	Lionbridge Technologies, Inc.*	9,687
942	Liquidity Services, Inc.*	10,258
2,590	LivePerson, Inc.*	10,671
1,263	LoopNet, Inc.*	10,091
672	Loral Space & Communications, Inc.*	13,870
1,446	Manhattan Associates, Inc.*	25,782
1,095	Mantech International Corp., Class A*	57,860
672	Marchex, Inc., Class B	2,876
1,007	MAXIMUS, Inc.	41,942
1,408	Maxwell Technologies, Inc.*	19,050
78	MEMSIC, Inc.*	282
484	Mentor Graphics Corp.*	4,274
1,621	MercadoLibre, Inc.*	51,013
256	Methode Electronics, Inc.	2,209
1,160	Micrel, Inc.	9,013
5,094	Microsemi Corp.*	71,876
568	MicroStrategy, Inc., Class A*	35,074
1,988	Microtune, Inc.*	3,936
2,824	MIPS Technologies, Inc.*	9,912
158	ModusLink Global Solutions, Inc.*	1,134
4,428	MoneyGram International, Inc.*	11,778
2,125	Monolithic Power Systems, Inc.*	47,876
9,678	Move, Inc.*	27,969
111	MTS Systems Corp.	2,946
617	Multi-Fineline Electronix, Inc.*	17,054
408	NCI, Inc., Class A*	11,975
2,397	Net 1 UEPS Technologies, Inc.*	45,759
2,959	Netezza Corp.*	28,406
559	Netgear, Inc.*	9,548
1,134	Netlogic Microsystems, Inc.*	49,794
1,343	Netscout Systems, Inc.*	15,391
1,047	NetSuite, Inc.*	14,354
921	Network Equipment Technologies, Inc.*	6,115
3,163	NIC, Inc.	24,260
1,910	Novatel Wireless, Inc.*	18,431
293	NVE Corp.*	15,588
3,998	Omniture, Inc.*	57,211
1,049	Online Resources Corp.*	5,738
188	OpenTable, Inc.*	5,194
2,083	OpenTV Corp., Class A*	2,666
1,547	Openwave Systems, Inc.*	4,285
931	Oplink Communications, Inc.*	12,922
822	Opnet Technologies, Inc.	7,776
290	Opnext, Inc.*	760
768	OSI Systems, Inc.*	12,956
7,647	Palm, Inc.*	101,935
360	PAR Technology Corp.*	2,189
7,272	Parametric Technology Corp.*	96,718
806	Park Electrochemical Corp.	17,361
1,844	Parkervision, Inc.*	6,657
174	PC Mall, Inc.*	1,324
154	PC-Tel, Inc.*	909
942	Pegasystems, Inc.	28,853
389	Perficient, Inc.*	3,019
1,106	Perot Systems Corp., Class A*	18,415
2,197	Phoenix Technologies Ltd.*	7,975
2,703	Plantronics, Inc.	64,575
829	Plexus Corp.*	20,874
2,109	PLX Technology, Inc.*	7,234
2,083	Polycom, Inc.*	49,138
1,494	Power Integrations, Inc.	48,929
2,504	Progress Software Corp.*	55,789
1,196	PROS Holdings, Inc.*	9,664
787	QAD, Inc.	3,211
13,191	Quantum Corp.*	16,225
403	Quest Software, Inc.*	6,645
4,167	Rackspace Hosting, Inc.*	53,921
1,723	Radiant Systems, Inc.*	18,471
1,465	Radisys Corp.*	10,695
2,548	RAE Systems, Inc.*	2,956
2,680	RealNetworks, Inc.*	9,487
407	Renaissance Learning, Inc.	4,033
15,431	RF Micro Devices, Inc.*	72,526
1,368	RightNow Technologies, Inc.*	17,209
3,435	Riverbed Technology, Inc.*	66,227
804	Rofin-Sinar Technologies, Inc.*	18,283
218	Rogers Corp.*	5,690
393	Rosetta Stone, Inc.*	8,666
787	Rubicon Technology, Inc.*	9,633
745	Rudolph Technologies, Inc.*	4,783
3,316	S1 Corp.*	20,858
1,543	Saba Software, Inc.*	5,262
5,293	Sapient Corp.*	38,798
2,268	SAVVIS, Inc.*	38,465
97	Scansource, Inc.*	2,715
1,033	Seachange International, Inc.*	9,235
252	Semitool, Inc.*	1,656
3,830	Semtech Corp.*	69,974
2,774	ShoreTel, Inc.*	17,476
1,216	Sigma Designs, Inc.*	17,182
202	Silicon Graphics International Corp.*	1,109
10,508	Skyworks Solutions, Inc.*	122,418
1,782	Smith Micro Software, Inc.*	20,582
761	SolarWinds, Inc.*	14,200
4,362	Solera Holdings, Inc.*	114,895
246	SonicWALL, Inc.*	1,843
1,389	Sourcefire, Inc.*	26,391

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,150	SPSS, Inc.*	$57,270
743	SRA International, Inc., Class A*	14,763
728	SRS Labs, Inc.*	5,271
357	Standard Microsystems Corp.*	8,311
2,458	Starent Networks Corp.*	49,750
132	StarTek, Inc.*	1,020
1,551	STEC, Inc.*	62,862
1,269	Stratasys, Inc.*	18,261
2,324	SuccessFactors, Inc.*	27,586
979	Super Micro Computer, Inc.*	7,803
687	Supertex, Inc.*	17,752
675	support.com, Inc.*	1,586
1,278	Switch & Data Facilities Co., Inc.*	17,368
1,700	Symyx Technologies, Inc.*	10,506
2,153	Synaptics, Inc.*	55,504
1,042	Synchronoss Technologies, Inc.*	11,076
243	SYNNEX Corp.*	7,205
808	Syntel, Inc.	32,377
660	Take-Two Interactive Software, Inc.*	6,930
1,960	Taleo Corp., Class A*	35,456
906	Techwell, Inc.*	8,118
1,395	Tekelec*	21,720
2,400	TeleCommunication Systems, Inc., Class A*	18,096
2,037	TeleTech Holdings, Inc.*	34,751
3,645	Terremark Worldwide, Inc.*	19,209
3,052	Tessera Technologies, Inc.*	76,697
3,163	THQ, Inc.*	17,428
3,976	TIBCO Software, Inc.*	35,267
573	Tier Technologies, Inc., Class B*	4,349
6,557	TiVo, Inc.*	64,324
1,581	TNS, Inc.*	41,043
348	Travelzoo, Inc.*	4,207
419	Trident Microsystems, Inc.*	1,010
5,234	TriQuint Semiconductor, Inc.*	38,313
1,960	Tyler Technologies, Inc.*	29,851
1,528	Ultimate Software Group, Inc.*	40,293
1,481	Ultratech, Inc.*	16,039
892	Unica Corp.*	6,369
1,301	Unisys Corp.*	3,174
1,834	Universal Display Corp.*	19,991
5,458	Valueclick, Inc.*	55,944
1,307	VASCO Data Security International, Inc.*	11,319
1,133	Veeco Instruments, Inc.*	24,337
4,527	VeriFone Holdings, Inc.*	52,242
1,630	Viasat, Inc.*	39,495
80	Virage Logic Corp.*	384
616	Virtusa Corp.*	6,197
2,653	VistaPrint N.V.*	109,940
1,039	Vocus, Inc.*	17,518
1,421	Volterra Semiconductor Corp.*	25,166
2,778	Websense, Inc.*	42,114
2,407	Wright Express Corp.*	75,869
3,974	Zix Corp.*	7,233
2,446	Zoran Corp.*	27,028
		6,962,379
	Materials - 1.9%

314	AEP Industries, Inc.*	12,029
2,441	Allied Nevada Gold Corp.*	19,748
331	AMCOL International Corp.	7,328
153	American Vanguard Corp.	1,340
248	Arch Chemicals, Inc.	7,247
1,151	Balchem Corp.	28,660
869	Boise, Inc.*	3,789
47	Bway Holding Co.*	729
3,434	Calgon Carbon Corp.*	49,106
626	China Green Agriculture, Inc.*	7,756
62	Clearwater Paper Corp.*	2,861
517	Deltic Timber Corp.	26,408
514	General Steel Holdings, Inc.*	1,928
60	GenTek, Inc.*	1,646
517	Hawkins, Inc.	10,986
810	Koppers Holdings, Inc.	22,113
1,647	Landec Corp.*	10,063
1,082	LSB Industries, Inc.*	16,706
632	NewMarket Corp.	52,532
377	NL Industries, Inc.	2,586
460	Olin Corp.	7,701
2,751	Omnova Solutions, Inc.*	12,985
3,327	Paramount Gold and Silver Corp.*	3,993
1,032	PolyOne Corp.*	5,263
2,106	Rock-Tenn Co., Class A	108,017
881	Silgan Holdings, Inc.	42,834
422	Stepan Co.	22,813
346	Stillwater Mining Co.*	2,218
90	United States Lime & Minerals, Inc.*	3,355
1,021	Wausau Paper Corp.	9,863
3,459	Worthington Industries, Inc.	45,555
1,336	WR Grace & Co.*	22,351
1,353	Zep, Inc.	21,621
		594,130
	Telecommunication Services - 1.5%

387	AboveNet Inc.*	35,453
2,772	Alaska Communications Systems Group, Inc.	22,093
1,453	Cbeyond, Inc.*	20,865
5,333	Centennial Communications Corp.*	40,371
2,454	Cincinnati Bell, Inc.*	8,172
2,781	Cogent Communications Group, Inc.*	26,837
762	Consolidated Communications Holdings, Inc.	10,744
2,937	Fairpoint Communications, Inc.	2,379
369	Fibernet Telecom Group, Inc.*	4,192
1,506	General Communication, Inc., Class A*	10,045
1,562	Global Crossing Ltd.*	17,557
818	HickoryTech Corp.	7,117
1,699	inContact, Inc.*	5,182
306	Iowa Telecommunications Services, Inc.	3,491
984	iPCS, Inc.*	15,537
2,059	Neutral Tandem, Inc.*	51,496
1,895	NTELOS Holdings Corp.	30,718
7,704	PAETEC Holding Corp.*	21,571
2,936	Premiere Global Services, Inc.*	27,481
1,483	Shenandoah Telecommunications Co.	25,582
3,561	Syniverse Holdings, Inc.*	63,635
1,280	USA Mobility, Inc.	16,294
888	Virgin Mobile USA, Inc., Class A*	4,182
		470,994
	Utilities - 0.2%

785	Cadiz, Inc.*	9,514
95	California Water Service Group	3,536
34	Connecticut Water Service, Inc.	753
301	Consolidated Water Co., Inc.	5,539
428	New Jersey Resources Corp.	15,729
53	Pennichuck Corp.	1,263
286	Piedmont Natural Gas Co., Inc.	6,870
217	South Jersey Industries, Inc.	7,519
3,040	U.S. Geothermal, Inc.*	4,347

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
276	York Water Co.	$4,424
		59,494
	Total Common Stocks (Cost $21,151,906)	25,953,577

No. of Warrants
Warrants - 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$13,065	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $13,065)	13,065

	Repurchase Agreements (a) - 7.1%
130,650	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $130,651(b)	130,650
121,675	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $121,676(c)	121,675
195,974	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $195,979(d)	195,974
195,974	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $195,979(e)	195,974
89,535	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $89,535(f)	89,535
261,299	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $261,307(g)	261,299
65,325	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $65,325(h)	65,325
261,299	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $261,301(i)	261,299
78,390	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $78,390(j)	78,390
32,662	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $32,662(k)	32,662
522,598	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $522,601(l)	522,598
197,460	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $197,461(m)	197,460
	Total Repurchase Agreements (Cost $2,152,841)	2,152,841
	Total Investment Securities (Cost $23,317,812) — 91.7%	28,119,483
	Other assets less liabilities — 8.3%	2,545,467
	Net Assets — 100.0%	$30,664,950

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2009, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $810,678.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $133,263. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $124,109. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $199,894. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $199,894. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $91,326. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $266,526. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $66,632. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $266,525. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $79,958. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $33,315. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $533,050. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $201,410. The investment in the repurchase agreement was through participation in a pooled account.

REIT                          Real Estate Investment Trust

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$497,517
Aggregate gross unrealized depreciation	(1,044,908)
Net unrealized depreciation	$(547,391)
Federal income tax cost of investments	$28,666,874

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 2000 Growth® Index	$4,303,286	$1,319,283

Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 2000 Growth® Index	10,456,199	(202,485)

Equity Index Swap Agreement with Societe Generale, based on Russell 2000 Growth® Index	7,646,629	1,664,548

Equity Index Swap Agreement with UBS AG, based on Russell 2000 Growth® Index	12,817,284	(192,608)

		$2,588,738

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$25,953,577	$—	$25,953,577
Rights/Warrants	—	—	—
U.S. Government & Agency Security	—	13,065	13,065
Repurchase Agreements	—	2,152,841	2,152,841
Total Investment Securities	25,953,577	2,165,906	28,119,483
Other Financial Instruments*:
Swap Agreements	—	2,588,738	2,588,738
Total Other Financial Instruments	—	2,588,738	2,588,738
Total Investments	$25,953,577	$4,754,644	$30,708,221

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 75.4%
	Chemicals - 40.1%

20,816	A. Schulman, Inc.	$418,193
175,284	Air Products & Chemicals, Inc.	13,151,559
62,007	Airgas, Inc.	2,883,325
81,184	Albemarle Corp.	2,616,560
59,121	Ashland, Inc.	2,168,558
44,764	Cabot Corp.	885,880
48,022	Calgon Carbon Corp.*	686,715
127,368	Celanese Corp., Class A	3,244,063
50,013	CF Industries Holdings, Inc.	4,084,062
42,177	Cytec Industries, Inc.	1,218,494
942,323	Dow Chemical Co. (The)	20,062,057
752,244	E.I. du Pont de Nemours & Co.	24,019,151
60,639	Eastman Chemical Co.	3,162,930
151,019	Ecolab, Inc.	6,386,593
64,600	FMC Corp.	3,081,420
42,988	H.B. Fuller Co.	848,583
145,544	Huntsman Corp.	1,250,223
69,749	International Flavors & Fragrances, Inc.	2,484,459
37,829	Intrepid Potash, Inc.*	888,603
59,736	Lubrizol Corp.	3,806,378
16,630	Minerals Technologies, Inc.	745,689
132,141	Mosaic Co. (The)	6,404,874
9,744	NewMarket Corp.	809,921
61,251	Olin Corp.	1,025,342
27,270	OM Group, Inc.*	742,017
146,961	PPG Industries, Inc.	8,141,639
273,859	Praxair, Inc.	20,983,077
45,128	Rockwood Holdings, Inc.*	919,257
114,298	RPM International, Inc.	1,860,771
43,255	Sensient Technologies Corp.	1,127,658
92,902	Sigma-Aldrich Corp.	4,719,422
88,561	Terra Industries, Inc.	2,755,133
82,522	Valspar Corp.	2,209,939
53,494	WR Grace & Co.*	894,955
		150,687,500
	Commercial Services & Supplies - 0.8%

100,141	Avery Dennison Corp.	3,094,357

	Industrial Conglomerates - 0.1%

21,536	Tredegar Corp.	322,609

	Metals & Mining - 25.7%

97,006	AK Steel Holding Corp.	1,971,162
863,912	Alcoa, Inc.	10,410,140
81,489	Allegheny Technologies, Inc.	2,474,821
39,178	Carpenter Technology Corp.	834,883
114,120	Cliffs Natural Resources, Inc.	2,888,377
60,934	Coeur d’Alene Mines Corp.*	922,541
99,721	Commercial Metals Co.	1,688,277
28,755	Compass Minerals International, Inc.	1,529,191
365,704	Freeport-McMoRan Copper & Gold, Inc.	23,032,038
192,686	Hecla Mining Co.*	574,204
13,658	Kaiser Aluminum Corp.	441,563
424,108	Newmont Mining Corp.	17,044,900
253,050	Nucor Corp.	11,270,847
56,944	Reliance Steel & Aluminum Co.	2,103,511
35,883	Royal Gold, Inc.	1,423,837
20,472	RTI International Metals, Inc.*	393,472
188,122	Southern Copper Corp.	5,316,328
171,983	Steel Dynamics, Inc.	2,846,319
40,058	Stillwater Mining Co.*	256,772
75,984	Titanium Metals Corp.	624,588
124,232	United States Steel Corp.	5,438,877
46,967	Walter Energy, Inc.	2,438,057
57,132	Worthington Industries, Inc.	752,428
		96,677,133
	Oil, Gas & Consumable Fuels - 6.1%

105,226	Alpha Natural Resources, Inc.*	3,399,852
142,114	Arch Coal, Inc.	2,461,414
160,458	CONSOL Energy, Inc.	6,002,734
94,981	International Coal Group, Inc.*	288,742
75,896	Massey Energy Co.	2,055,264
68,357	Patriot Coal Corp.*	605,643
236,788	Peabody Energy Corp.	7,738,232
98,070	USEC, Inc.*	446,219
		22,998,100
	Paper & Forest Products - 2.6%

36,319	Domtar Corp.*	1,286,782
353,101	International Paper Co.	8,103,668
43,763	Wausau Paper Corp.	422,751
		9,813,201
	Total Common Stocks (Cost $186,287,324)	283,592,900

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$45,570	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $45,570)	45,570

	Repurchase Agreements (a) - 2.0%
455,701	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $455,704(b)	455,701
424,397	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $424,399(c)	424,397
683,551	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $683,567(d)	683,551
683,551	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $683,570(e)	683,551
312,294	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $312,296(f)	312,294
911,401	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $911,428(g)	911,401
227,850	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $227,851(h)	227,850
911,401	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $911,406(i)	911,401

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
$273,420	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $273,421(j)	$273,420
113,925	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $113,926(k)	113,925
1,822,802	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $1,822,813(l)	1,822,802
688,734	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $688,738(m)	688,734
	Total Repurchase Agreements (Cost $7,509,027)	7,509,027
	Total Investment Securities (Cost $193,841,921) — 77.4%	291,147,497
	Other assets less liabilities — 22.6%	85,163,742
	Net Assets — 100.0%	$376,311,239

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $4,155,385.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $464,815. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $432,886. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $697,224. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $697,224. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $318,541. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $929,631. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $232,408. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $929,630. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $278,890. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $116,204. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $1,859,258. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $702,510. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,446,246
Aggregate gross unrealized depreciation	(200,709)
Net unrealized appreciation	$32,245,537
Federal income tax cost of investments	$258,901,960

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$109,307,071	$39,962,394

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	80,579,129	(4,213,639)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	213,331,225	59,138,607

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	66,093,434	(6,762,216)

		$88,125,146

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$283,592,900	$—	$283,592,900
U.S. Government & Agency Security	—	45,570	45,570
Repurchase Agreements	—	7,509,027	7,509,027
Total Investment Securities	283,592,900	7,554,597	291,147,497
Other Financial Instruments*:
Swap Agreements	—	88,125,146	88,125,146
Total Other Financial Instruments	—	88,125,146	88,125,146
Total Investments	$283,592,900	$95,679,743	$379,272,643

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 89.8%
	Auto Components - 2.3%

2,487	BorgWarner, Inc.	$73,789
1,261	Cooper Tire & Rubber Co.	18,007
2,946	Gentex Corp.	42,982
5,142	Goodyear Tire & Rubber Co. (The)*	84,792
12,609	Johnson Controls, Inc.	312,325
1,163	TRW Automotive Holdings Corp.*	20,527
1,372	WABCO Holdings, Inc.	26,164
		578,586
	Automobiles - 2.6%

67,388	Ford Motor Co.*	512,149
4,987	Harley-Davidson, Inc.	119,588
815	Thor Industries, Inc.	21,231
		652,968
	Beverages - 19.4%

323	Brown-Forman Corp., Class A	15,569
1,573	Brown-Forman Corp., Class B	70,344
884	Central European Distribution Corp.*	28,465
45,581	Coca-Cola Co. (The)	2,222,985
6,818	Coca-Cola Enterprises, Inc.	137,792
4,225	Constellation Brands, Inc., Class A*	62,488
5,033	Dr. Pepper Snapple Group, Inc.*	133,072
1,539	Hansen Natural Corp.*	50,264
3,362	Molson Coors Brewing Co., Class B	159,291
3,071	Pepsi Bottling Group, Inc.	109,727
1,368	PepsiAmericas, Inc.	38,277
33,519	PepsiCo, Inc.	1,899,522
		4,927,796
	Biotechnology - 0.1%

703	Martek Biosciences Corp.	17,259

	Chemicals - 4.0%

11,585	Monsanto Co.	971,750
949	Scotts Miracle-Gro Co. (The), Class A	38,615
		1,010,365
	Commercial Services & Supplies - 0.2%

1,146	Herman Miller, Inc.	18,588
720	HNI Corp.	15,466
1,205	Interface, Inc., Class A	7,965
1,466	Steelcase, Inc., Class A	9,162
		51,181
	Distributors - 0.7%

3,414	Genuine Parts Co.	126,455
2,993	LKQ Corp.*	51,958
		178,413
	Food Products - 14.5%

12,574	Archer-Daniels-Midland Co.	362,508
2,610	Bunge Ltd.	174,896
4,688	Campbell Soup Co.	147,016
950	Chiquita Brands International, Inc.*	14,630
9,571	ConAgra Foods, Inc.	196,493
1,586	Corn Products International, Inc.	47,041
1,759	Darling International, Inc.*	12,331
3,860	Dean Foods Co.*	70,020
4,266	Del Monte Foods Co.	44,750
1,832	Flowers Foods, Inc.	43,547
898	Fresh Del Monte Produce, Inc.*	20,564
6,634	General Mills, Inc.	396,249
704	Green Mountain Coffee Roasters, Inc.*	42,374
6,711	H. J. Heinz Co.	258,374
865	Hain Celestial Group, Inc. (The)*	13,840
3,326	Hershey Co. (The)	130,479
1,574	Hormel Foods Corp.	58,159
2,525	J.M. Smucker Co. (The)	131,982
5,102	Kellogg Co.	240,253
28,778	Kraft Foods, Inc., Class A	815,856
435	Lancaster Colony Corp.	21,863
2,322	McCormick & Co., Inc. (Non-Voting)	75,628
1,206	Ralcorp Holdings, Inc.*	75,652
14,086	Sara Lee Corp.	136,493
2,876	Smithfield Foods, Inc.*	35,289
503	Tootsie Roll Industries, Inc.	11,896
668	TreeHouse Foods, Inc.*	24,749
6,584	Tyson Foods, Inc., Class A	78,942
		3,681,874
	Household Durables - 4.6%

1,282	Black & Decker Corp.	56,562
5,941	D.R. Horton, Inc.	79,669
579	Ethan Allen Interiors, Inc.	8,998
2,538	Garmin Ltd.	83,424
1,246	Harman International Industries, Inc.	37,367
1,881	Jarden Corp.*	45,802
1,632	KB Home	29,719
3,344	Leggett & Platt, Inc.	61,028
2,764	Lennar Corp., Class A	41,874
771	MDC Holdings, Inc.	28,882
1,182	Mohawk Industries, Inc.*	59,242
5,976	Newell Rubbermaid, Inc.	83,186
115	NVR, Inc.*	77,654
7,154	Pulte Homes, Inc.	91,426
912	Ryland Group, Inc.	20,903
1,232	Snap-On, Inc.	45,978
1,676	Stanley Works (The)	68,599
1,515	Tempur-Pedic International, Inc.*	22,422
2,812	Toll Brothers, Inc.*	63,945
1,340	Tupperware Brands Corp.	49,567
1,576	Whirlpool Corp.	101,195
		1,157,442
	Household Products - 20.0%

1,502	Church & Dwight Co., Inc.	85,809
2,965	Clorox Co.	175,202
10,694	Colgate-Palmolive Co.	777,454
1,450	Energizer Holdings, Inc.*	94,874
8,892	Kimberly-Clark Corp.	537,610
62,749	Procter & Gamble Co. (The)	3,395,348
333	WD-40 Co.	8,984
		5,075,281
	Internet & Catalog Retail - 0.0%

622	NutriSystem, Inc.	8,851

	Leisure Equipment & Products - 1.3%

1,876	Brunswick Corp.	17,428
1,384	Callaway Golf Co.	9,785
5,447	Eastman Kodak Co.	28,978
2,691	Hasbro, Inc.	76,397
585	Jakks Pacific, Inc.*	7,839
7,737	Mattel, Inc.	139,189
695	Polaris Industries, Inc.	26,208
1,019	Pool Corp.	24,273
		330,097

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Machinery - 0.1%

1,056	Briggs & Stratton Corp.	$18,628

	Media - 0.2%

1,111	Marvel Entertainment, Inc.*	53,739

	Personal Products - 2.3%

1,876	Alberto-Culver Co.	49,507
9,137	Avon Products, Inc.	291,196
417	Chattem, Inc.*	25,537
2,359	Estee Lauder Cos., Inc. (The), Class A	84,570
1,318	Herbalife Ltd.	39,909
683	Mead Johnson Nutrition Co., Class A	27,088
1,197	NBTY, Inc.*	44,361
1,099	Nu Skin Enterprises, Inc., Class A	18,958
		581,126
	Software - 1.3%

12,355	Activision Blizzard, Inc.*	143,442
6,891	Electronic Arts, Inc.*	125,554
1,721	Take-Two Interactive Software, Inc.*	18,070
1,435	THQ, Inc.*	7,907
2,183	TiVo, Inc.*	21,415
		316,388
	Textiles, Apparel & Luxury Goods - 3.7%

1,210	Carter’s, Inc.*	30,444
6,802	Coach, Inc.	192,428
281	Deckers Outdoor Corp.*	19,192
1,008	Fossil, Inc.*	25,583
2,009	Hanesbrands, Inc.*	42,309
1,827	Jones Apparel Group, Inc.	28,483
2,029	Liz Claiborne, Inc.	8,623
5,784	NIKE, Inc., Class B	320,376
1,101	Phillips-Van Heusen Corp.	41,596
2,741	Quiksilver, Inc.*	7,730
971	Timberland Co. (The), Class A*	12,584
785	Under Armour, Inc., Class A*	18,738
1,867	VF Corp.	129,868
978	Warnaco Group, Inc. (The)*	37,213
1,049	Wolverine World Wide, Inc.	26,131
		941,298
	Tobacco - 12.5%

44,101	Altria Group, Inc.	806,166
3,600	Lorillard, Inc.	261,972
42,001	Philip Morris International, Inc.	1,919,866
3,620	Reynolds American, Inc.	165,470
545	Universal Corp.	20,100
		3,173,574
	Total Common Stocks (Cost $20,175,307)	22,754,866

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$6,498	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $6,498)	6,498

	Repurchase Agreements (a) - 4.2%
64,984	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $64,984(b)	64,984
60,520	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $60,520(c)	60,520
97,476	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $97,478(d)	97,476
97,476	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $97,479(e)	97,476
44,534	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $44,534(f)	44,534
129,969	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $129,973(g)	129,969
32,492	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $32,492(h)	32,492
129,969	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $129,970(i)	129,969
38,991	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $38,991(j)	38,991
16,246	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $16,246(k)	16,246
259,937	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $259,939(l)	259,937
98,217	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $98,218(m)	98,217
	Total Repurchase Agreements (Cost $1,070,811)	1,070,811
	Total Investment Securities (Cost $21,252,616) — 94.0%	23,832,175
	Other assets less liabilities — 6.0%	1,531,776
	Net Assets — 100.0%	$25,363,951

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $189,670.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $66,284. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $61,731. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $99,426. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $99,426. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $45,425. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $132,569. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $33,142. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $132,569. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $39,771. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $16,571. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $265,136. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $100,181. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$253,402
Aggregate gross unrealized depreciation	(270,996)
Net unrealized depreciation	$(17,594)
Federal income tax cost of investments	$23,849,769

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$2,562,837	$590,095

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	11,181,401	(68,848)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	6,006,077	1,068,673

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	8,131,883	(49,927)

		$1,539,993

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$22,754,866	$—	$22,754,866
U.S. Government & Agency Security	—	6,498	6,498
Repurchase Agreements	—	1,070,811	1,070,811
Total Investment Securities	22,754,866	1,077,309	23,832,175
Other Financial Instruments*:
Swap Agreements	—	1,539,993	1,539,993
Total Other Financial Instruments	—	1,539,993	1,539,993
Total Investments	$22,754,866	$2,617,302	$25,372,168

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 88.8%
	Airlines - 1.4%

381	Alaska Air Group, Inc.*	$9,613
2,987	AMR Corp.*	16,309
1,292	Continental Airlines, Inc., Class B*	17,145
8,086	Delta Air Lines, Inc.*	58,381
2,622	JetBlue Airways Corp.*	15,234
598	Skywest, Inc.	9,239
7,694	Southwest Airlines Co.	62,937
1,507	UAL Corp.*	9,388
		198,246
	Commercial Services & Supplies - 0.2%

729	Copart, Inc.*	25,763
539	Rollins, Inc.	9,621
		35,384
	Computers & Peripherals - 0.0%

295	Avid Technology, Inc.*	3,844

	Diversified Consumer Services - 2.6%

1,396	Apollo Group, Inc., Class A*	90,489
941	Career Education Corp.*	22,349
830	Corinthian Colleges, Inc.*	15,911
652	DeVry, Inc.	33,317
3,544	H&R Block, Inc.	61,240
651	Hillenbrand, Inc.	13,033
399	ITT Educational Services, Inc.*	41,891
317	Matthews International Corp., Class A	11,044
78	Pre-Paid Legal Services, Inc.*	3,575
449	Regis Corp.	7,265
2,629	Service Corp. International	18,613
702	Sotheby’s	11,134
873	Stewart Enterprises, Inc., Class A	4,636
147	Strayer Education, Inc.	31,032
371	Weight Watchers International, Inc.	10,177
		375,706
	Electronic Equipment, Instruments & Components - 0.1%

545	Dolby Laboratories, Inc., Class A*	21,260

	Food & Staples Retailing - 20.1%

576	BJ’s Wholesale Club, Inc.*	18,778
530	Casey’s General Stores, Inc.	14,707
4,520	Costco Wholesale Corp.	230,430
15,001	CVS Caremark Corp.	562,837
6,384	Kroger Co. (The)	137,831
6,346	Rite Aid Corp.*	9,773
443	Ruddick Corp.	11,766
4,492	Safeway, Inc.	85,573
2,408	SUPERVALU, Inc.	34,555
6,170	Sysco Corp.	157,273
407	United Natural Foods, Inc.*	10,997
10,390	Walgreen Co.	352,013
23,484	Wal-Mart Stores, Inc.	1,194,631
1,453	Whole Foods Market, Inc.*	42,253
		2,863,417
	Health Care Providers & Services - 2.9%

3,194	AmerisourceBergen Corp.	68,064
3,737	Cardinal Health, Inc.	129,225
233	Chemed Corp.	10,145
2,867	McKesson Corp.	163,018
1,242	Omnicare, Inc.	28,429
888	VCA Antech, Inc.*	21,978
		420,859
	Hotels, Restaurants & Leisure - 12.8%

573	Bally Technologies, Inc.*	23,166
322	Bob Evans Farms, Inc.	8,652
602	Boyd Gaming Corp.*	6,189
1,059	Brinker International, Inc.	15,419
964	Burger King Holdings, Inc.	17,284
4,421	Carnival Corp.	129,314
239	CEC Entertainment, Inc.*	6,393
594	Cheesecake Factory, Inc. (The)*	10,912
152	Chipotle Mexican Grill, Inc., Class A*	12,750
177	Chipotle Mexican Grill, Inc., Class B*	13,162
311	Choice Hotels International, Inc.	9,174
233	Cracker Barrel Old Country Store, Inc.	6,620
1,320	Darden Restaurants, Inc.	43,468
304	Gaylord Entertainment Co.*	6,177
3,115	International Game Technology	65,166
293	International Speedway Corp., Class A	8,148
405	Interval Leisure Group, Inc.*	4,248
595	Jack in the Box, Inc.*	12,132
4,535	Las Vegas Sands Corp.*	64,669
419	Life Time Fitness, Inc.*	13,039
3,218	Marriott International, Inc., Class A	76,914
11,679	McDonald’s Corp.	656,827
2,497	MGM Mirage*	21,150
807	Orient-Express Hotels Ltd., Class A	8,038
234	P.F. Chang’s China Bistro, Inc.*	7,467
310	Panera Bread Co., Class A*	16,185
229	Papa John’s International, Inc.*	5,343
700	Penn National Gaming, Inc.*	20,447
623	Pinnacle Entertainment, Inc.*	5,844
1,410	Royal Caribbean Cruises Ltd.	26,903
728	Scientific Games Corp., Class A*	11,226
641	Sonic Corp.*	7,327
7,652	Starbucks Corp.*	145,311
1,804	Starwood Hotels & Resorts Worldwide, Inc.	53,723
303	Vail Resorts, Inc.*	10,035
4,598	Wendy’s/Arby’s Group, Inc., Class A	23,174
455	WMS Industries, Inc.*	19,260
1,871	Wyndham Worldwide Corp.	28,346
803	Wynn Resorts Ltd.*	43,466
4,849	Yum! Brands, Inc.	166,078
		1,829,146
	Internet & Catalog Retail - 3.3%

3,232	Amazon.com, Inc.*	262,406
2,222	Expedia, Inc.*	51,217
419	HSN, Inc.*	4,358
5,914	Liberty Media Corp. - Interactive, Class A*	56,656
474	NetFlix, Inc.*	20,695
438	priceline.com, Inc.*	67,443
424	Ticketmaster Entertainment, Inc.*	4,138
		466,913
	Internet Software & Services - 1.9%

11,502	eBay, Inc.*	254,654
906	Valueclick, Inc.*	9,287
		263,941
	Media - 20.1%

280	Arbitron, Inc.	5,130
141	Ascent Media Corp., Class A*	3,624
2,592	Cablevision Systems Corp., Class A	57,905

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,124	CBS Corp., Class B	$63,383
21,573	Comcast Corp., Class A	330,498
8,487	Comcast Corp., Special, Class A	123,825
544	CTC Media, Inc.*	7,235
4,810	DIRECTV Group, Inc. (The)*	119,096
1,406	Discovery Communications, Inc., Class A*	36,444
1,471	Discovery Communications, Inc., Class C*	34,377
2,198	DISH Network Corp., Class A*	35,849
734	DreamWorks Animation SKG, Inc., Class A*	24,780
2,407	Gannett Co., Inc.	20,796
400	Harte-Hanks, Inc.	5,216
376	Interactive Data Corp.	8,727
4,995	Interpublic Group of Cos., Inc.*	31,419
511	John Wiley & Sons, Inc., Class A	16,388
602	Lamar Advertising Co., Class A*	13,780
1,348	Liberty Global, Inc., Class A*	29,508
1,363	Liberty Global, Inc., Class C*	29,563
890	Liberty Media Corp. - Capital, Class A*	16,990
5,162	Liberty Media Corp. - Entertainment, Class A*	143,968
879	Live Nation, Inc.*	6,179
3,295	McGraw-Hill Cos., Inc. (The)	110,745
377	Meredith Corp.	10,435
194	Morningstar, Inc.*	8,594
1,211	New York Times Co. (The), Class A	9,216
19,017	News Corp., Class A	203,862
4,558	News Corp., Class B	57,613
3,261	Omnicom Group, Inc.	118,440
820	Regal Entertainment Group, Class A	10,373
324	Scholastic Corp.	7,893
917	Scripps Networks Interactive, Inc., Class A	29,775
3,689	Time Warner Cable, Inc.	136,198
12,499	Time Warner, Inc.	348,847
129	Viacom, Inc., Class A*	3,388
5,753	Viacom, Inc., Class B*	144,055
18,179	Walt Disney Co. (The)	473,381
63	Washington Post Co. (The), Class B	27,365
		2,864,860
	Multiline Retail - 5.9%

388	99 Cents Only Stores*	5,265
869	Big Lots, Inc.*	22,090
580	Dillard’s, Inc., Class A	6,618
946	Dollar Tree, Inc.*	47,243
1,392	Family Dollar Stores, Inc.	42,150
389	Fred’s, Inc., Class A	5,088
2,039	J.C. Penney Co., Inc.	61,251
3,007	Kohl’s Corp.*	155,131
4,400	Macy’s, Inc.	68,288
1,768	Nordstrom, Inc.	49,575
1,318	Saks, Inc.*	8,040
613	Sears Holdings Corp.*	38,895
7,167	Target Corp.	336,849
		846,483
	Professional Services - 0.5%

569	Dun & Bradstreet Corp.	41,560
481	IHS, Inc., Class A*	23,280
		64,840
	Road & Rail - 0.1%

1,878	Hertz Global Holdings, Inc.*	18,630

	Software - 0.2%

454	Factset Research Systems, Inc.	24,988

	Specialty Retail - 16.4%

477	Aaron’s, Inc.	12,450
912	Abercrombie & Fitch Co., Class A	29,448
989	Advance Auto Parts, Inc.	41,835
698	Aeropostale, Inc.*	27,327
1,848	American Eagle Outfitters, Inc.	24,948
611	AnnTaylor Stores Corp.*	8,603
793	AutoNation, Inc.*	15,051
346	AutoZone, Inc.*	50,948
405	Barnes & Noble, Inc.	8,379
2,748	Bed Bath & Beyond, Inc.*	100,247
3,551	Best Buy Co., Inc.	128,830
450	Brown Shoe Co., Inc.	3,375
280	Buckle, Inc. (The)	7,406
2,074	Carmax, Inc.*	35,901
291	Cato Corp. (The), Class A	4,970
1,843	Chico’s FAS, Inc.*	23,461
250	Children’s Place Retail Stores, Inc. (The)*	7,582
670	Collective Brands, Inc.*	10,613
911	Dick’s Sporting Goods, Inc.*	20,416
464	Dress Barn, Inc.*	7,531
1,626	Foot Locker, Inc.	17,333
1,711	GameStop Corp., Class A*	40,722
5,315	Gap, Inc. (The)	104,440
203	Genesco, Inc.*	4,446
249	Group 1 Automotive, Inc.	7,014
613	Guess?, Inc.	21,480
303	Gymboree Corp.*	13,571
17,800	Home Depot, Inc.	485,762
539	J. Crew Group, Inc.*	18,374
2,877	Limited Brands, Inc.	42,925
15,328	Lowe’s Cos., Inc.	329,552
493	Men’s Wearhouse, Inc. (The)	12,818
2,857	Office Depot, Inc.*	14,914
798	OfficeMax, Inc.	9,025
1,404	O’Reilly Automotive, Inc.*	53,745
474	PEP Boys-Manny Moe & Jack	4,233
1,336	PetSmart, Inc.	27,936
1,315	RadioShack Corp.	19,896
690	Rent-A-Center, Inc.*	13,614
1,330	Ross Stores, Inc.	62,031
884	Sally Beauty Holdings, Inc.*	6,285
894	Signet Jewelers Ltd.	21,662
7,493	Staples, Inc.	161,924
1,297	Tiffany & Co.	47,185
4,332	TJX Cos., Inc.	155,735
379	Tractor Supply Co.*	17,836
1,376	Urban Outfitters, Inc.*	39,120
995	Williams-Sonoma, Inc.	19,034
		2,341,933
	Textiles, Apparel & Luxury Goods - 0.3%

583	Polo Ralph Lauren Corp.	38,700

	Total Common Stocks (Cost $10,421,680)	12,679,150

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.0%
$4,109	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $4,109)	$4,109

	Repurchase Agreements (a) - 4.8%
41,090	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $41,090(b)	41,090
38,267	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $38,267(c)	38,267
61,635	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $61,636(d)	61,635
61,635	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $61,637(e)	61,635
28,159	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $28,159(f)	28,159
82,180	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $82,182(g)	82,180
20,545	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $20,545(h)	20,545
82,180	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $82,180(i)	82,180
24,654	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $24,654(j)	24,654
10,272	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $10,272(k)	10,272
164,359	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $164,360(l)	164,359
62,102	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $62,102(m)	62,102
	Total Repurchase Agreements (Cost $677,078)	677,078
	Total Investment Securities (Cost $11,102,867) — 93.6%	13,360,337
	Other assets less liabilities — 6.4%	912,472
	Net Assets — 100.0%	$14,272,809

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $201,175, including $63,468 related to Lehman. See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $41,912. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $39,032. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $62,868. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $62,868. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $28,722. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $83,824. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $20,956. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $83,824. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $25,147. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $10,478. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $167,646. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $63,344. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(742,933)
Net unrealized depreciation	$(742,933)
Federal income tax cost of investments	$14,103,270

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$1,350,421	$357,522

Equity Index Swap with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	6,869,535	(47,406)

Equity Index Swap with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	3,706,481	728,852

Equity Index Swap with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	3,963,802	(51,965)

		$987,003

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$12,679,150	$—	$12,679,150
U.S. Government & Agency Security	—	4,109	4,109
Repurchase Agreements	—	677,078	677,078
Total Investment Securities	12,679,150	681,187	13,360,337
Other Financial Instruments*:
Swap Agreements	—	987,003	987,003
Total Other Financial Instruments	—	987,003	987,003
Total Investments	$12,679,150	$1,668,190	$14,347,340

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 79.8%
	Capital Markets - 13.7%

45,725	Affiliated Managers Group, Inc.*	$2,987,214
284,060	Ameriprise Financial, Inc.	8,530,322
1,332,059	Bank of New York Mellon Corp. (The)	39,442,267
24,561	BlackRock, Inc.	4,901,639
1,049,160	Charles Schwab Corp. (The)	18,947,830
1,123,412	E*Trade Financial Corp.*	1,977,205
129,698	Eaton Vance Corp.	3,705,472
114,770	Federated Investors, Inc., Class B	3,012,712
176,789	Franklin Resources, Inc.	16,499,717
190,009	GLG Partners, Inc.	750,535
472,973	Goldman Sachs Group, Inc. (The)	78,258,113
14,213	Greenhill & Co., Inc.	1,125,670
458,118	Invesco Ltd.	9,505,948
48,573	Investment Technology Group, Inc.*	1,196,839
179,167	Janus Capital Group, Inc.	2,279,004
136,387	Jefferies Group, Inc.*	3,226,916
33,516	KBW, Inc.*	959,228
103,578	Knight Capital Group, Inc., Class A*	2,083,989
84,653	Lazard Ltd., Class A	3,290,462
178,493	Legg Mason, Inc.	5,133,459
108,622	MF Global Ltd.*	776,647
1,352,086	Morgan Stanley	39,156,410
265,886	Northern Trust Corp.	15,543,695
50,040	optionsXpress Holdings, Inc.	832,666
22,019	Piper Jaffray Cos.*	1,115,923
110,091	Raymond James Financial, Inc.	2,504,570
173,665	SEI Investments Co.	3,202,383
538,268	State Street Corp.	28,248,305
30,342	Stifel Financial Corp.*	1,708,255
30,534	SWS Group, Inc.	441,522
284,596	T. Rowe Price Group, Inc.	12,897,891
249,959	TD Ameritrade Holding Corp.*	4,809,211
95,788	Waddell & Reed Financial, Inc., Class A	2,541,256
		321,593,275
	Commercial Banks - 13.8%

132,682	Associated Banc-Corp	1,375,912
86,782	BancorpSouth, Inc.	1,995,986
53,137	Bank of Hawaii Corp.	2,096,255
708,381	BB&T Corp.	19,792,165
25,154	BOK Financial Corp.	1,137,967
273,451	CapitalSource, Inc.	1,132,087
55,007	Cathay General Bancorp	508,265
46,955	City National Corp./CA	1,854,722
168,201	Comerica, Inc.	4,485,921
69,338	Commerce Bancshares, Inc./MO	2,546,785
62,564	Cullen/Frost Bankers, Inc.	3,083,154
70,675	East West Bancorp, Inc.	650,917
643,472	Fifth Third Bancorp	7,039,584
86,025	First Bancorp/Puerto Rico	274,420
22,951	First Financial Bankshares, Inc.	1,143,878
238,655	First Horizon National Corp.*	3,193,204
54,110	First Midwest Bancorp, Inc./IL	555,169
91,459	FirstMerit Corp.	1,643,518
98,510	FNB Corp./PA	697,451
195,462	Fulton Financial Corp.	1,434,691
68,549	Glacier Bancorp, Inc.	1,022,065
29,443	Hancock Holding Co.	1,127,961
605,747	Huntington Bancshares, Inc./OH	2,762,206
59,555	International Bancshares Corp.	919,529
870,404	KeyCorp	5,796,891
79,374	M&T Bank Corp.	4,902,138
381,896	Marshall & Ilsley Corp.	2,719,099
38,744	MB Financial, Inc.	536,604
93,727	National Penn Bancshares, Inc.	524,871
74,162	Old National Bancorp/IN	789,084
28,364	PacWest Bancorp	559,054
12,594	Park National Corp.	754,003
496,196	PNC Financial Services Group, Inc.	21,132,988
284,181	Popular, Inc.	610,989
49,924	PrivateBancorp, Inc.	1,203,668
51,395	Prosperity Bancshares, Inc.	1,774,669
1,220,354	Regions Financial Corp.	7,151,274
91,778	Sterling Bancshares, Inc./TX	729,635
514,235	SunTrust Banks, Inc.	12,017,672
95,891	Susquehanna Bancshares, Inc.	560,003
36,687	SVB Financial Group*	1,458,308
305,146	Synovus Financial Corp.	1,129,040
134,439	TCF Financial Corp.	1,849,881
56,225	Trustmark Corp.	1,069,962
1,959,692	U.S. Bancorp	44,328,233
37,270	UMB Financial Corp.	1,491,918
66,799	Umpqua Holdings Corp.	688,698
48,074	United Bankshares, Inc.	943,693
54,464	United Community Banks, Inc./GA*	367,087
157,822	Valley National Bancorp	1,840,204
58,476	Webster Financial Corp.	764,281
5,031,405	Wells Fargo & Co.	138,464,266
32,404	Westamerica Bancorporation	1,666,538
74,998	Whitney Holding Corp./LA	675,732
77,162	Wilmington Trust Corp.	1,082,583
26,495	Wintrust Financial Corp.	733,117
128,495	Zions Bancorporation	2,270,507
		325,060,502
	Consumer Finance - 3.1%

1,172,657	American Express Co.	39,659,260
66,371	AmeriCredit Corp.*	1,145,563
498,661	Capital One Financial Corp.	18,595,069
594,643	Discover Financial Services	8,176,341
520,054	SLM Corp.*	4,628,481
		72,204,714
	Diversified Financial Services - 18.9%

8,525,822	Bank of America Corp.	149,969,209
12,639,525	Citigroup, Inc.	63,197,625
74,695	CME Group, Inc.	21,739,233
80,487	IntercontinentalExchange, Inc.*	7,549,681
4,158,901	JPMorgan Chase & Co.	180,745,837
210,102	Moody’s Corp.	5,723,178
111,517	MSCI, Inc., Class A*	3,280,830
177,777	NASDAQ OMX Group, Inc. (The)*	3,902,205
288,555	NYSE Euronext	8,177,649
		444,285,447
	Insurance - 16.1%

371,113	ACE Ltd. (ADR)	19,364,676
519,300	Aflac, Inc.	21,093,966
6,857	Alleghany Corp.*	1,903,503
40,137	Allied World Assurance Co. Holdings Ltd.	1,859,547
597,228	Allstate Corp. (The)	17,552,531
328,024	Ambac Financial Group, Inc.	577,322
86,052	American Financial Group, Inc./OH	2,207,234

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
131,636	American International Group, Inc.	$5,967,060
17,672	American National Insurance Co.	1,526,331
271,934	AON Corp.	11,355,964
62,464	Arch Capital Group Ltd.*	4,058,286
34,205	Argo Group International Holdings Ltd.*	1,208,121
111,173	Arthur J. Gallagher & Co.	2,642,582
83,779	Aspen Insurance Holdings Ltd.	2,127,987
131,368	Assurant, Inc.	3,934,472
109,265	Assured Guaranty Ltd.	2,174,373
159,328	Axis Capital Holdings Ltd.	4,856,317
126,307	Brown & Brown, Inc.	2,509,720
392,268	Chubb Corp.	19,374,117
169,292	Cincinnati Financial Corp.	4,354,190
49,159	Delphi Financial Group, Inc., Class A	1,148,846
56,844	Endurance Specialty Holdings Ltd.	1,959,413
35,253	Erie Indemnity Co., Class A	1,363,233
65,066	Everest Re Group Ltd.	5,485,714
261,651	Fidelity National Financial, Inc., Class A	3,929,998
91,255	First American Corp.	2,876,358
482,189	Genworth Financial, Inc., Class A	5,091,916
57,598	Hanover Insurance Group, Inc. (The)	2,355,182
424,778	Hartford Financial Services Group, Inc.	10,075,734
125,101	HCC Insurance Holdings, Inc.	3,307,670
43,503	Horace Mann Educators Corp.	532,912
52,179	IPC Holdings Ltd.	1,691,643
285,165	Lincoln National Corp.	7,197,565
394,813	Loews Corp.	13,482,864
10,885	Markel Corp.*	3,579,641
582,138	Marsh & McLennan Cos., Inc.	13,703,529
52,562	Max Capital Group Ltd.	1,075,419
180,031	MBIA, Inc.*	1,209,808
29,287	Mercury General Corp.	1,088,012
645,476	MetLife, Inc.	24,373,174
89,428	Montpelier Re Holdings Ltd.	1,438,897
45,662	National Financial Partners Corp.	358,447
251,203	Old Republic International Corp.	2,991,828
63,099	PartnerRe Ltd.	4,663,647
57,027	Platinum Underwriters Holdings Ltd.	2,067,229
324,259	Principal Financial Group, Inc.	9,208,956
36,916	ProAssurance Corp.*	1,938,090
706,763	Progressive Corp. (The)*	11,675,725
92,629	Protective Life Corp.	1,996,155
473,504	Prudential Financial, Inc.	23,949,832
81,048	Reinsurance Group of America, Inc.	3,489,116
69,514	RenaissanceRe Holdings Ltd.	3,785,037
21,594	RLI Corp.	1,144,698
58,848	Selective Insurance Group, Inc.	1,001,593
54,448	StanCorp Financial Group, Inc.	2,060,857
92,105	Torchmark Corp.	3,924,594
40,498	Tower Group, Inc.	971,547
63,662	Transatlantic Holdings, Inc.	3,110,525
651,463	Travelers Cos., Inc. (The)	32,846,764
50,789	Unitrin, Inc.	961,436
368,940	Unum Group	8,312,218
36,779	Validus Holdings Ltd.	943,749
156,990	W. R. Berkley Corp.	4,011,094
8,550	White Mountains Insurance Group Ltd.	2,667,600
185,199	Willis Group Holdings Ltd.	4,776,282
381,329	XL Capital Ltd., Class A	6,616,058
41,600	Zenith National Insurance Corp.	1,121,536
		378,210,440
	IT Services - 2.9%

89,757	Mastercard, Inc., Class A	18,187,461
497,705	Visa, Inc., Class A	35,386,826
781,554	Western Union Co. (The)	14,099,234
		67,673,521
	Professional Services - 0.2%

140,790	Equifax, Inc.	3,891,436

	Real Estate Investment Trusts - 9.5%

43,890	Alexandria Real Estate Equities, Inc.	2,445,112
162,804	AMB Property Corp.	3,716,815
58,754	American Campus Communities, Inc.	1,528,192
606,442	Annaly Capital Management, Inc.	10,515,704
130,278	Apartment Investment & Management Co., Class A	1,585,483
88,504	AvalonBay Communities, Inc.	5,702,313
107,281	BioMed Realty Trust, Inc.	1,446,148
151,925	Boston Properties, Inc.	9,203,617
137,780	Brandywine Realty Trust	1,461,846
56,982	BRE Properties, Inc.	1,610,881
72,746	Camden Property Trust	2,669,778
144,335	CBL & Associates Properties, Inc.	1,352,419
673,860	Chimera Investment Corp.	2,560,668
54,141	Colonial Properties Trust	488,893
63,949	Corporate Office Properties Trust	2,357,160
46,514	Cousins Properties, Inc.	385,601
218,036	DCT Industrial Trust, Inc.	1,151,230
159,798	Developers Diversified Realty Corp.	1,252,816
120,201	DiamondRock Hospitality Co.	823,377
78,032	Digital Realty Trust, Inc.	3,400,635
135,372	Douglas Emmett, Inc.	1,639,355
249,399	Duke Realty Corp.	2,873,076
38,843	Entertainment Properties Trust	1,218,116
25,684	Equity Lifestyle Properties, Inc.	1,033,781
305,140	Equity Residential	8,333,373
30,491	Essex Property Trust, Inc.	2,274,934
65,453	Federal Realty Investment Trust	4,082,304
71,235	Franklin Street Properties Corp.	1,012,249
40,194	Hatteras Financial Corp.	1,201,399
303,612	HCP, Inc.	8,646,870
123,454	Health Care REIT, Inc.	5,272,720
65,551	Healthcare Realty Trust, Inc.	1,419,179
77,830	Highwoods Properties, Inc.	2,285,867
36,576	Home Properties, Inc.	1,388,791
103,400	Hospitality Properties Trust	1,883,948
664,896	Host Hotels & Resorts, Inc.	6,629,013
251,177	HRPT Properties Trust	1,627,627
46,650	Kilroy Realty Corp.	1,292,671
419,313	Kimco Realty Corp.	5,262,378
70,603	LaSalle Hotel Properties	1,168,480
95,483	Lexington Realty Trust	444,949
117,720	Liberty Property Trust	3,857,684
90,757	Macerich Co. (The)	2,601,096
85,408	Mack-Cali Realty Corp.	2,735,618
304,004	MFA Financial, Inc.	2,407,712
31,381	Mid-America Apartment Communities, Inc.	1,373,860

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
89,184	National Retail Properties, Inc.	$1,830,056
114,010	Nationwide Health Properties, Inc.	3,634,639
91,293	Omega Healthcare Investors, Inc.	1,543,765
181,511	Plum Creek Timber Co., Inc.	5,497,968
49,125	Post Properties, Inc.	837,090
43,867	Potlatch Corp.	1,276,530
493,235	ProLogis	5,484,773
143,092	Public Storage	10,095,141
87,416	Rayonier, Inc.	3,754,517
116,026	Realty Income Corp.	2,964,464
75,276	Redwood Trust, Inc.	1,206,674
89,106	Regency Centers Corp.	2,989,506
133,729	Senior Housing Properties Trust	2,682,604
313,474	Simon Property Group, Inc.	19,943,216
82,424	SL Green Realty Corp.	2,908,743
79,979	Sunstone Hotel Investors, Inc.	500,669
35,154	Tanger Factory Outlet Centers	1,322,493
58,613	Taubman Centers, Inc.	1,856,274
166,168	UDR, Inc.	2,125,289
174,417	Ventas, Inc.	6,838,891
183,358	Vornado Realty Trust	10,546,752
64,915	Washington Real Estate Investment Trust	1,750,108
133,362	Weingarten Realty Investors	2,648,569
		223,864,469
	Real Estate Management & Development - 0.6%

285,433	Brookfield Properties Corp.	3,131,200
249,861	CB Richard Ellis Group, Inc., Class A*	2,958,354
125,083	Forest City Enterprises, Inc., Class A	1,157,018
39,683	Forestar Group, Inc.*	573,023
38,014	Jones Lang LaSalle, Inc.	1,782,096
102,185	St. Joe Co. (The)*	3,351,668
		12,953,359
	Thrifts & Mortgage Finance - 1.0%

98,296	Astoria Financial Corp.	1,012,449
23,500	Capitol Federal Financial	755,055
162,129	First Niagara Financial Group, Inc.	2,120,647
536,949	Hudson City Bancorp, Inc.	7,044,771
139,240	MGIC Investment Corp.*	1,132,021
383,557	New York Community Bancorp, Inc.	4,081,046
111,148	NewAlliance Bancshares, Inc.	1,307,101
190,843	People’s United Financial, Inc.	3,064,939
63,149	Provident Financial Services, Inc.	695,902
104,762	TFS Financial Corp.	1,194,287
84,396	TrustCo Bank Corp. NY	524,943
98,010	Washington Federal, Inc.	1,454,468
		24,387,629
	Total Common Stocks (Cost $1,211,785,279)	1,874,124,792

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$227,675	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $227,675)	227,675

	Repurchase Agreements (a) - 1.6%
2,276,758	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,276,771(b)	2,276,758
2,120,360	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,120,372(c)	2,120,360
3,415,137	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $3,415,217(d)	3,415,137
3,415,137	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $3,415,230(e)	3,415,137
1,560,273	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,560,281(f)	1,560,273
4,553,516	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $4,553,649(g)	4,553,516
1,138,379	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,138,385(h)	1,138,379
4,553,516	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $4,553,543(i)	4,553,516
1,366,055	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,366,062(j)	1,366,055
569,189	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $569,192(k)	569,189
9,107,031	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $9,107,087(l)	9,107,031
3,441,034	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $3,441,053(m)	3,441,034
	Total Repurchase Agreements (Cost $37,516,385)	37,516,385
	Total Investment Securities (Cost $1,249,529,339) — 81.4%	1,911,868,852
	Other assets less liabilities — 18.6%	438,013,671
	Net Assets — 100.0%	$2,349,882,523

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $32,671,286.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $2,322,293. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $2,162,774. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $3,483,451. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $3,483,450. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $1,591,484. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $4,644,598. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,161,149. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $4,644,593. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,393,385. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $580,577. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $9,289,174. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $3,509,860. The investment in the repurchase agreement was through participation in a pooled account.

ADR        American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(178,570,270)
Net unrealized depreciation	$(178,570,270)
Federal income tax cost of investments	$2,090,439,122

Swap Agreements

Ultra Financials had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$367,241,577	$(1,538,767)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	509,114,276	(7,960,019)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	442,146,882	—

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	1,352,567,704	477,386,994

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	159,087,135	(663,035)

		$467,225,173

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$1,874,124,792	$—	$1,874,124,792
U.S. Government & Agency Security	—	227,675	227,675
Repurchase Agreements	—	37,516,385	37,516,385
Total Investment Securities	1,874,124,792	37,744,060	1,911,868,852
Other Financial Instruments*:
Swap Agreements	—	467,225,173	467,225,173
Total Other Financial Instruments	—	467,225,173	467,225,173
Total Investments	$1,874,124,792	$504,969,233	$2,379,094,025

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 87.4%
	Biotechnology - 12.8%

1,301	Acorda Therapeutics, Inc.*	$29,429
2,831	Alexion Pharmaceuticals, Inc.*	127,791
3,266	Alkermes, Inc.*	29,557
35,004	Amgen, Inc.*	2,091,139
4,870	Amylin Pharmaceuticals, Inc.*	61,362
9,976	Biogen Idec, Inc.*	500,895
3,439	BioMarin Pharmaceutical, Inc.*	56,640
2,780	Celera Corp.*	18,181
15,916	Celgene Corp.*	830,338
2,553	Cephalon, Inc.*	145,342
1,990	Cepheid, Inc.*	23,860
1,983	Cubist Pharmaceuticals, Inc.*	41,009
3,943	Dendreon Corp.*	92,148
1,373	Enzon Pharmaceuticals, Inc.*	9,845
9,355	Genzyme Corp.*	521,167
31,485	Gilead Sciences, Inc.*	1,418,714
3,356	Incyte Corp.*	22,116
1,268	InterMune, Inc.*	19,248
3,213	Isis Pharmaceuticals, Inc.*	51,858
4,412	Medarex, Inc.*	70,592
3,304	Myriad Genetics, Inc.*	101,003
800	Myriad Pharmaceuticals, Inc.*	3,600
1,964	Onyx Pharmaceuticals, Inc.*	62,986
2,008	OSI Pharmaceuticals, Inc.*	67,107
4,121	PDL BioPharma, Inc.	37,295
2,178	Regeneron Pharmaceuticals, Inc.*	49,506
2,105	Savient Pharmaceuticals, Inc.*	29,239
1,846	Theravance, Inc.*	28,742
802	United Therapeutics Corp.*	73,391
5,983	Vertex Pharmaceuticals, Inc.*	223,824
		6,837,924
	Health Care Equipment & Supplies - 16.3%

2,638	Alcon, Inc.	341,542
2,549	American Medical Systems Holdings, Inc.*	38,847
20,923	Baxter International, Inc.	1,190,937
2,353	Beckman Coulter, Inc.	159,345
7,833	Becton, Dickinson and Co.	545,334
51,252	Boston Scientific Corp.*	602,211
3,430	C.R. Bard, Inc.	276,389
6,165	CareFusion Corp.*	120,218
1,564	Cooper Cos., Inc. (The)	42,729
17,426	Covidien plc	689,547
5,141	DENTSPLY International, Inc.	173,303
1,946	Edwards Lifesciences Corp.*	120,418
1,799	Gen-Probe, Inc.*	69,351
876	Haemonetics Corp.*	46,113
2,160	Hill-Rom Holdings, Inc.	44,258
8,830	Hologic, Inc.*	145,254
5,505	Hospira, Inc.*	215,190
2,054	Idexx Laboratories, Inc.*	104,261
2,414	Immucor, Inc.*	43,669
1,306	Intuitive Surgical, Inc.*	290,859
1,071	Invacare Corp.	23,198
2,723	Inverness Medical Innovations, Inc.*	96,939
2,142	Kinetic Concepts, Inc.*	68,437
1,796	Masimo Corp.*	45,116
38,830	Medtronic, Inc.	1,487,189
1,261	NuVasive, Inc.*	50,528
2,619	ResMed, Inc.*	120,238
11,903	St. Jude Medical, Inc.*	458,742
1,867	STERIS Corp.	54,180
10,524	Stryker Corp.	436,325
1,941	Thoratec Corp.*	50,932
4,305	Varian Medical Systems, Inc.*	185,416
1,130	West Pharmaceutical Services, Inc.	45,415
7,434	Zimmer Holdings, Inc.*	352,000
		8,734,430
	Health Care Providers & Services - 12.5%

15,457	Aetna, Inc.	440,524
943	Amedisys, Inc.*	42,001
1,836	AMERIGROUP Corp.*	43,421
1,895	Brookdale Senior Living, Inc.	30,112
1,304	Catalyst Health Solutions, Inc.*	37,242
1,480	Centene Corp.*	25,619
9,392	CIGNA Corp.	276,407
3,226	Community Health Systems, Inc.*	99,264
5,120	Coventry Health Care, Inc.*	111,770
3,606	DaVita, Inc.*	186,466
7,910	Express Scripts, Inc.*	571,260
8,447	Health Management Associates, Inc., Class A*	58,369
3,584	Health Net, Inc.*	54,907
3,031	HealthSouth Corp.*	47,314
1,165	Healthways, Inc.*	15,238
3,119	Henry Schein, Inc.*	165,245
899	HMS Holdings Corp.*	33,811
5,883	Humana, Inc.*	210,023
3,736	Laboratory Corp. of America Holdings*	260,735
1,844	LifePoint Hospitals, Inc.*	46,340
2,379	Lincare Holdings, Inc.*	62,782
1,217	Magellan Health Services, Inc.*	39,053
16,680	Medco Health Solutions, Inc.*	921,070
1,581	Mednax, Inc.*	82,323
1,132	Odyssey HealthCare, Inc.*	14,580
1,419	Owens & Minor, Inc.	62,791
3,463	Patterson Cos., Inc.*	94,297
1,048	PharMerica Corp.*	21,012
2,096	PSS World Medical, Inc.*	42,842
1,838	Psychiatric Solutions, Inc.*	49,240
5,348	Quest Diagnostics, Inc.	288,578
16,595	Tenet Healthcare Corp.*	77,333
41,129	UnitedHealth Group, Inc.	1,151,612
1,630	Universal Health Services, Inc., Class B	95,779
1,443	WellCare Health Plans, Inc.*	35,022
16,759	WellPoint, Inc.*	885,713
		6,680,095
	Life Sciences Tools & Services - 3.5%

2,432	Affymetrix, Inc.*	18,775
653	Bio-Rad Laboratories, Inc., Class A*	56,328
2,287	Charles River Laboratories International, Inc.*	78,879
2,206	Covance, Inc.*	117,138
4,276	Illumina, Inc.*	150,814
5,960	Life Technologies Corp.*	265,399
1,886	Millipore Corp.*	124,910
3,167	Nektar Therapeutics*	26,254
2,007	Parexel International Corp.*	25,750
3,810	Pharmaceutical Product Development, Inc.	76,619
1,294	Techne Corp.	79,801
14,528	Thermo Fisher Scientific, Inc.*	656,811
1,003	Varian, Inc.*	51,374
3,332	Waters Corp.*	167,533
		1,896,385

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals - 42.3%

53,202	Abbott Laboratories	$2,406,326
10,634	Allergan, Inc.	594,653
1,473	Auxilium Pharmaceuticals, Inc.*	42,408
68,043	Bristol-Myers Squibb Co.	1,505,792
33,951	Eli Lilly & Co.	1,136,001
3,591	Endo Pharmaceuticals Holdings, Inc.*	81,049
10,433	Forest Laboratories, Inc.*	305,374
95,631	Johnson & Johnson	5,779,938
8,508	King Pharmaceuticals, Inc.*	88,313
1,788	Medicines Co. (The)*	13,625
1,951	Medicis Pharmaceutical Corp., Class A	36,035
73,106	Merck & Co., Inc.	2,370,828
10,458	Mylan, Inc.*	153,419
1,194	Par Pharmaceutical Cos., Inc.*	24,417
2,922	Perrigo Co.	86,257
233,087	Pfizer, Inc.	3,892,553
56,007	Schering-Plough Corp.	1,578,277
3,776	Sepracor, Inc.*	68,534
2,409	Valeant Pharmaceuticals International*	62,369
2,925	Warner Chilcott plc, Class A*	59,582
3,608	Watson Pharmaceuticals, Inc.*	127,326
46,134	Wyeth	2,207,512
		22,620,588
	Total Common Stocks (Cost $42,478,116)	46,769,422

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$12,611	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $12,611)	12,611

	Repurchase Agreements (a) - 3.9%
126,109	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $126,110(b)	126,109
117,446	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $117,447(c)	117,446
189,163	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $189,167(d)	189,163
189,163	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $189,168(e)	189,163
86,423	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $86,423(f)	86,423
252,218	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $252,225(g)	252,218
63,054	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $63,054(h)	63,054
252,218	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $252,219(i)	252,218
75,665	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $75,665(j)	75,665
31,527	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $31,527(k)	31,527
504,436	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $504,439(l)	504,436
190,600	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $190,601(m)	190,600
	Total Repurchase Agreements (Cost $2,078,022)	2,078,022
	Total Investment Securities (Cost $44,568,749) — 91.3%	48,860,055
	Other assets less liabilities — 8.7%	4,663,639
	Net Assets — 100.0%	$53,523,694

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $466,659, including $38,900 related to Lehman. See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $128,631. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $119,795. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $192,947. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $192,947. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $88,152. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $257,263. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $64,315. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $257,263. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $77,179. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $32,158. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $514,525. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $194,412. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,065,674)
Net unrealized depreciation	$(5,065,674)
Federal income tax cost of investments	$53,925,729

Swap Agreements

Ultra Health Care had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$10,707,671	$1,786,612

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	18,891,474	(232,143)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	22,236,434	3,328,239

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	8,321,107	(106,744)

		$4,775,964

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$46,769,422	$—	$46,769,422
U.S. Government & Agency Security	—	12,611	12,611
Repurchase Agreements	—	2,078,022	2,078,022
Total Investment Securities	46,769,422	2,090,633	48,860,055
Other Financial Instruments*:
Swap Agreements	—	4,775,964	4,775,964
Total Other Financial Instruments	—	4,775,964	4,775,964
Total Investments	$46,769,422	$6,866,597	$53,636,019

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 87.4%
	Aerospace & Defense - 16.5%

1,074	AAR Corp.*	$18,269
903	Alliant Techsystems, Inc.*	69,784
2,752	BE Aerospace, Inc.*	47,142
18,155	Boeing Co. (The)	901,759
718	Ceradyne, Inc.*	13,441
1,257	Curtiss-Wright Corp.	40,941
826	Esterline Technologies Corp.*	25,540
8,931	General Dynamics Corp.	528,626
3,415	Goodrich Corp.	188,371
2,667	Hexcel Corp.*	29,017
18,876	Honeywell International, Inc.	693,882
5,033	ITT Corp.	252,053
3,231	L-3 Communications Holdings, Inc.	240,386
8,584	Lockheed Martin Corp.	643,628
1,068	Moog, Inc., Class A*	30,951
8,448	Northrop Grumman Corp.	412,347
1,585	Orbital Sciences Corp.*	23,442
3,864	Precision Castparts Corp.	352,706
10,929	Raytheon Co.	515,630
4,386	Rockwell Collins, Inc.	201,931
2,873	Spirit Aerosystems Holdings, Inc., Class A*	44,589
936	Teledyne Technologies, Inc.*	31,599
1,029	TransDigm Group, Inc.*	45,811
24,328	United Technologies Corp.	1,444,110
		6,795,955
	Air Freight & Logistics - 5.2%

4,709	C.H. Robinson Worldwide, Inc.	264,928
5,910	Expeditors International of Washington, Inc.	193,021
8,072	FedEx Corp.	554,627
794	Forward Air Corp.	18,326
1,051	HUB Group, Inc., Class A*	23,048
19,402	United Parcel Service, Inc., Class B	1,037,231
2,765	UTi Worldwide, Inc.*	35,530
		2,126,711
	Building Products - 0.8%

1,453	Lennox International, Inc.	52,134
9,967	Masco Corp.	144,322
2,428	Owens Corning*	54,242
1,047	Quanex Building Products Corp.	14,103
1,056	Simpson Manufacturing Co., Inc.	27,139
1,864	USG Corp.*	27,699
		319,639
	Chemicals - 0.2%

3,819	Nalco Holding Co.	68,360

	Commercial Services & Supplies - 3.5%

1,271	Brink’s Co. (The)	33,491
3,675	Cintas Corp.	100,842
567	Clean Harbors, Inc.*	33,464
3,196	Corrections Corp. of America*	63,409
1,421	Deluxe Corp.	23,745
515	G&K Services, Inc., Class A	12,102
5,124	Iron Mountain, Inc.*	150,082
876	Mine Safety Appliances Co.	23,415
5,685	R.R. Donnelley & Sons Co.	101,420
8,588	Republic Services, Inc.	219,939
2,354	Stericycle, Inc.*	116,570
1,674	Tetra Tech, Inc.*	49,450
656	United Stationers, Inc.*	29,973
560	Viad Corp.	10,119
2,214	Waste Connections, Inc.*	60,553
13,745	Waste Management, Inc.	411,388
		1,439,962
	Communications Equipment - 0.2%

490	Black Box Corp.	12,270
2,265	CommScope, Inc.*	61,064
		73,334
	Construction & Engineering - 2.6%

2,644	Aecom Technology Corp.*	72,472
1,813	EMCOR Group, Inc.*	42,007
5,034	Fluor Corp.	266,299
3,502	Foster Wheeler AG*	101,383
951	Granite Construction, Inc.	30,527
1,067	Insituform Technologies, Inc., Class A*	20,433
3,398	Jacobs Engineering Group, Inc.*	149,444
4,482	KBR, Inc.	101,517
5,453	Quanta Services, Inc.*	120,620
2,304	Shaw Group, Inc. (The)*	67,576
2,319	URS Corp.*	100,251
		1,072,529
	Construction Materials - 0.7%

1,204	Eagle Materials, Inc.	31,701
1,239	Martin Marietta Materials, Inc.	108,512
644	Texas Industries, Inc.	25,605
2,793	Vulcan Materials Co.	139,762
		305,580
	Containers & Packaging - 2.4%

1,779	Aptargroup, Inc.	61,162
2,628	Ball Corp.	127,353
2,787	Bemis Co., Inc.	74,106
4,437	Crown Holdings, Inc.*	110,171
673	Greif, Inc., Class A	33,340
4,623	Owens-Illinois, Inc.*	156,905
2,844	Packaging Corp. of America	57,904
3,657	Pactiv Corp.*	90,877
1,056	Rock-Tenn Co., Class A	54,162
4,385	Sealed Air Corp.	82,920
708	Silgan Holdings, Inc.	34,423
2,760	Sonoco Products Co.	71,594
2,501	Temple-Inland, Inc.	42,292
		997,209
	Diversified Consumer Services - 0.1%

1,271	Brink’s Home Security Holdings, Inc.*	39,744

	Diversified Financial Services - 0.1%

1,500	PHH Corp.*	31,890

	Electrical Equipment - 4.2%

1,131	Acuity Brands, Inc.	36,316
1,115	American Superconductor Corp.*	36,026
2,945	AMETEK, Inc.	92,709
1,181	Baldor Electric Co.	33,151
1,289	Belden, Inc.	26,979
1,321	Brady Corp., Class A	39,141
4,819	Cooper Industries Ltd., Class A	155,413
20,945	Emerson Electric Co.	772,242
1,147	EnerSys*	22,814
1,437	General Cable Corp.*	50,697

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,316	GrafTech International Ltd.*	$47,187
1,355	Hubbell, Inc., Class B	52,127
977	Regal-Beloit Corp.	44,414
3,509	Rockwell Automation, Inc.	146,852
2,516	Roper Industries, Inc.	119,208
1,480	Thomas & Betts Corp.*	40,981
1,589	Woodward Governor Co.	33,353
		1,749,610
	Electronic Equipment, Instruments & Components - 3.9%

9,581	Agilent Technologies, Inc.*	246,040
4,745	Amphenol Corp., Class A	165,885
850	Anixter International, Inc.*	29,818
3,318	Arrow Electronics, Inc.*	91,709
4,148	Avnet, Inc.*	110,544
1,422	AVX Corp.	16,509
1,807	Benchmark Electronics, Inc.*	29,635
1,071	Checkpoint Systems, Inc.*	17,854
998	Cognex Corp.	15,988
22,455	Flextronics International Ltd.*	133,158
4,168	FLIR Systems, Inc.*	95,947
1,024	Itron, Inc.*	56,105
5,483	Jabil Circuit, Inc.	60,039
604	Littelfuse, Inc.*	15,124
1,789	Molex, Inc.	32,578
1,701	National Instruments Corp.	43,597
515	Park Electrochemical Corp.	11,093
1,087	Plexus Corp.*	27,371
3,332	Trimble Navigation Ltd.*	84,833
12,697	Tyco Electronics Ltd.	289,746
4,774	Vishay Intertechnology, Inc.*	38,526
		1,612,099
	Health Care Equipment & Supplies - 0.1%

1,098	Teleflex, Inc.	49,739

	Health Care Technology - 0.3%

2,540	HLTH Corp.*	36,855
5,030	IMS Health, Inc.	69,716
		106,571
	Household Durables - 0.5%

4,160	Fortune Brands, Inc.	165,610
1,948	Molex, Inc., Class A	32,785
		198,395
	Industrial Conglomerates - 15.4%

17,786	3M Co.	1,282,370
1,694	Carlisle Cos., Inc.	55,885
292,984	General Electric Co.	4,072,478
8,800	Ingersoll-Rand plc	271,832
6,291	McDermott International, Inc.*	149,474
6,799	Textron, Inc.	104,433
13,170	Tyco International Ltd.	417,357
		6,353,829
	Internet Software & Services - 0.1%

1,089	VistaPrint N.V.*	45,128

	IT Services - 6.4%

17,219	Accenture Ltd., Class A	568,227
2,179	Acxiom Corp.*	19,873
2,526	Affiliated Computer Services, Inc., Class A*	113,165
1,610	Alliance Data Systems Corp.*	89,452
13,914	Automatic Data Processing, Inc.	533,602
3,891	Broadridge Financial Solutions, Inc.	81,011
3,219	Convergys Corp.*	34,894
1,927	Cybersource Corp.*	29,579
5,261	Fidelity National Information Services, Inc.	129,210
4,313	Fiserv, Inc.*	208,102
2,216	Global Payments, Inc.	94,047
2,380	Hewitt Associates, Inc., Class A*	85,728
2,633	Lender Processing Services, Inc.	90,259
610	Mantech International Corp., Class A*	32,232
2,473	Metavante Technologies, Inc.*	77,924
2,007	NeuStar, Inc., Class A*	46,522
8,989	Paychex, Inc.	254,299
999	TeleTech Holdings, Inc.*	17,043
5,459	Total System Services, Inc.	83,304
1,062	Wright Express Corp.*	33,474
		2,621,947
	Life Sciences Tools & Services - 0.4%

495	Dionex Corp.*	29,769
932	Mettler-Toledo International, Inc.*	81,457
3,232	PerkinElmer, Inc.	58,984
		170,210
	Machinery - 12.4%

1,567	Actuant Corp., Class A	22,142
2,539	AGCO Corp.*	79,318
755	Albany International Corp., Class A	12,978
470	Astec Industries, Inc.*	11,905
2,074	Bucyrus International, Inc.	61,909
16,686	Caterpillar, Inc.	756,043
1,412	CLARCOR, Inc.	45,269
1,406	Crane Co.	32,999
5,009	Cummins, Inc.	227,008
6,840	Danaher Corp.	415,256
11,677	Deere & Co.	509,117
1,875	Donaldson Co., Inc.	70,444
5,157	Dover Corp.	178,381
4,551	Eaton Corp.	245,526
720	ESCO Technologies, Inc.*	26,683
1,571	Flowserve Corp.	135,499
1,431	Gardner Denver, Inc.*	46,465
1,669	Graco, Inc.	41,909
2,229	Harsco Corp.	69,522
2,239	IDEX Corp.	59,199
11,896	Illinois Tool Works, Inc.	497,491
2,837	Joy Global, Inc.	110,217
925	Kaydon Corp.	30,876
2,038	Kennametal, Inc.	44,938
1,129	Lincoln Electric Holdings, Inc.	51,392
3,604	Manitowoc Co., Inc. (The)	23,931
1,030	Mueller Industries, Inc.	24,916
3,189	Mueller Water Products, Inc., Class A	14,669
1,736	Navistar International Corp.*	75,065
860	Nordson Corp.	46,079
2,422	Oshkosh Corp.	81,379
9,560	PACCAR, Inc.	345,785
3,293	Pall Corp.	97,901
4,472	Parker Hannifin Corp.	217,608
2,730	Pentair, Inc.	77,341
1,362	SPX Corp.	75,836
2,921	Terex Corp.*	48,138
2,142	Timken Co.	45,218
983	Toro Co.	37,285
2,209	Trinity Industries, Inc.	34,902

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
518	Valmont Industries, Inc.	$42,647
1,349	Westinghouse Air Brake Technologies Corp.	50,520
		5,121,706
	Marine - 0.2%

1,148	Alexander & Baldwin, Inc.	32,948
763	Genco Shipping & Trading Ltd.	14,779
1,491	Kirby Corp.*	55,242
		102,969
	Metals & Mining - 0.1%

604	Schnitzer Steel Industries, Inc., Class A	32,622

	Multi-Utilities - 0.2%

4,669	MDU Resources Group, Inc.	90,625

	Office Electronics - 0.1%

1,644	Zebra Technologies Corp., Class A*	41,084

	Oil, Gas & Consumable Fuels - 0.2%

1,450	General Maritime Corp.	11,528
657	Overseas Shipholding Group, Inc.	23,238
1,173	Teekay Corp.	21,114
815	World Fuel Services Corp.	36,626
		92,506
	Paper & Forest Products - 0.8%

2,891	Louisiana-Pacific Corp.*	21,769
4,478	MeadWestvaco Corp.	98,292
5,810	Weyerhaeuser Co.	217,236
		337,297
	Professional Services - 1.3%

631	Administaff, Inc.	15,232
947	Corporate Executive Board Co. (The)	22,775
1,421	FTI Consulting, Inc.*	61,870
602	Huron Consulting Group, Inc.*	11,330
2,161	Manpower, Inc.	111,724
3,499	Monster Worldwide, Inc.*	56,754
2,561	MPS Group, Inc.*	25,252
1,344	Navigant Consulting, Inc.*	16,921
1,249	Resources Connection, Inc.*	19,247
4,196	Robert Half International, Inc.	110,313
1,202	TrueBlue, Inc.*	16,347
1,176	Watson Wyatt Worldwide, Inc., Class A	51,391
		519,156
	Road & Rail - 6.9%

633	Arkansas Best Corp.	20,193
7,676	Burlington Northern Santa Fe Corp.	637,261
1,281	Con-way, Inc.	53,495
10,862	CSX Corp.	461,635
934	Genesee & Wyoming, Inc., Class A*	29,309
1,533	Heartland Express, Inc.	21,707
2,623	J.B. Hunt Transport Services, Inc.	73,523
2,533	Kansas City Southern*	60,539
1,621	Knight Transportation, Inc.	26,730
1,431	Landstar System, Inc.	49,899
10,165	Norfolk Southern Corp.	466,268
842	Old Dominion Freight Line, Inc.*	30,127
1,539	Ryder System, Inc.	58,482
13,962	Union Pacific Corp.	835,067
1,416	Werner Enterprises, Inc.	24,752
		2,848,987
	Semiconductors & Semiconductor Equipment - 0.0%

882	Veeco Instruments, Inc.*	18,945

	Software - 0.1%

2,326	Jack Henry & Associates, Inc.	54,219

	Specialty Retail - 0.4%

2,745	Sherwin-Williams Co. (The)	165,249

	Trading Companies & Distributors - 1.1%

3,859	Fastenal Co.	139,696
1,154	GATX Corp.	31,654
709	Kaman Corp.	14,698
1,214	MSC Industrial Direct Co., Class A	47,965
1,425	United Rentals, Inc.*	13,096
1,713	W.W. Grainger, Inc.	149,836
674	Watsco, Inc.	35,607
1,169	WESCO International, Inc.*	28,091
		460,643
	Total Common Stocks (Cost $28,366,692)	36,064,449

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$8,588	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $8,588)	8,588

	Repurchase Agreements (a) - 3.4%
85,884	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $85,884(b)	85,884
79,984	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $79,984(c)	79,984
128,826	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $128,829(d)	128,826
128,826	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $128,830(e)	128,826
58,857	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $58,857(f)	58,857
171,768	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $171,773(g)	171,768
42,942	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $42,942(h)	42,942

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
$171,768	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $171,769(i)	$171,768
51,530	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $51,530(j)	51,530
21,471	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $21,471(k)	21,471
343,536	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $343,538(l)	343,536
129,802	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $129,803(m)	129,802
	Total Repurchase Agreements (Cost $1,415,194)	1,415,194
	Total Investment Securities (Cost $29,790,474) — 90.8%	37,488,231
	Other assets less liabilities — 9.2%	3,801,869
	Net Assets — 100.0%	$41,290,100

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $536,463, including $46,687 related to Lehman. See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $87,602. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $81,584. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $131,403. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $131,403. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $60,034. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $175,204. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $43,801. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $175,204. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $52,561. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $21,901. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $350,407. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $132,398. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,103,425
Aggregate gross unrealized depreciation	(191,512)
Net unrealized appreciation	$911,913
Federal income tax cost of investments	$36,576,318

Swap Agreements

Ultra Industrials had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$4,369,191	$1,403,980

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	8,196,834	(112,659)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	11,815,384	2,902,722

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	22,133,501	(376,424)

		$3,817,619

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$36,064,449	$—	$36,064,449
U.S. Government & Agency Security	—	8,588	8,588
Repurchase Agreements	—	1,415,194	1,415,194
Total Investment Securities	36,064,449	1,423,782	37,488,231
Other Financial Instruments*:
Swap Agreements	—	3,817,619	3,817,619
Total Other Financial Instruments	—	3,817,619	3,817,619
Total Investments	$36,064,449	$5,241,401	$41,305,850

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 63.4%
	Electrical Equipment - 0.4%

12,197	Energy Conversion Devices, Inc.*	$136,485
12,761	First Solar, Inc.*	1,551,482
14,153	SunPower Corp., Class A*	358,779
11,329	SunPower Corp., Class B*	242,327
		2,289,073
	Energy Equipment & Services - 13.6%

14,732	Atwood Oceanics, Inc.*	419,567
82,824	Baker Hughes, Inc.	2,853,287
78,722	BJ Services Co.	1,264,275
7,379	Bristow Group, Inc.*	215,467
58,395	Cameron International Corp.*	2,085,285
16,825	Complete Production Services, Inc.*	151,425
6,183	Core Laboratories N.V.	572,979
17,618	Diamond Offshore Drilling, Inc.	1,575,402
21,975	Dresser-Rand Group, Inc.*	652,658
8,032	Dril-Quip, Inc.*	342,645
38,111	ENSCO International, Inc.	1,406,296
16,739	Exterran Holdings, Inc.*	301,804
33,248	FMC Technologies, Inc.*	1,585,930
27,599	Global Industries Ltd.*	262,191
240,106	Halliburton Co.	5,692,913
24,089	Helix Energy Solutions Group, Inc.*	281,841
25,602	Helmerich & Payne, Inc.	856,643
23,664	Hercules Offshore, Inc.*	108,854
32,774	Key Energy Services, Inc.*	234,334
76,413	Nabors Industries Ltd.*	1,350,982
112,397	National Oilwell Varco, Inc.*	4,085,631
70,872	Noble Corp.	2,482,646
45,905	Noble Energy, Inc.	2,775,416
14,813	Oceaneering International, Inc.*	772,794
13,278	Oil States International, Inc.*	391,303
30,983	Parker Drilling Co.*	139,733
41,597	Patterson-UTI Energy, Inc.	552,824
42,041	Pride International, Inc.*	1,083,817
28,052	Rowan Cos., Inc.	580,957
320,188	Schlumberger Ltd.	17,994,566
5,102	SEACOR Holdings, Inc.*	388,415
2,812	Seahawk Drilling, Inc.*	62,669
58,837	Smith International, Inc.	1,622,136
20,841	Superior Energy Services, Inc.*	379,931
19,967	Tetra Technologies, Inc.*	176,109
13,810	Tidewater, Inc.	596,178
85,758	Transocean Ltd.*	6,503,887
12,691	Unit Corp.*	474,770
187,418	Weatherford International Ltd.*	3,738,989
		67,017,549
	Gas Utilities - 0.2%

19,446	Energen Corp.	816,537

	Machinery - 0.0%

7,663	Chart Industries, Inc.*	142,992

	Multi-Utilities - 0.2%

25,852	OGE Energy Corp.	808,651

	Oil, Gas & Consumable Fuels - 49.0%

134,046	Anadarko Petroleum Corp.	7,087,012
89,556	Apache Corp.	7,607,782
10,324	Arena Resources, Inc.*	315,708
9,541	Atlas America, Inc.	211,619
10,640	Berry Petroleum Co., Class A	240,145
9,026	Bill Barrett Corp.*	263,920
27,566	Cabot Oil & Gas Corp.	971,701
7,301	Carrizo Oil & Gas, Inc.*	141,128
168,446	Chesapeake Energy Corp.	3,847,307
538,539	Chevron Corp.	37,665,418
22,202	Cimarex Energy Co.	866,766
7,450	CNX Gas Corp.*	210,761
12,388	Comstock Resources, Inc.*	437,668
19,155	Concho Resources, Inc.*	624,261
349,772	ConocoPhillips	15,750,233
8,353	Continental Resources, Inc.*	294,861
66,910	Denbury Resources, Inc.*	1,018,370
112,663	Devon Energy Corp.	6,915,255
189,478	El Paso Corp.	1,748,882
14,230	Encore Acquisition Co.*	536,329
66,414	EOG Resources, Inc.	4,781,808
45,854	EXCO Resources, Inc.*	672,220
1,327,505	Exxon Mobil Corp.	91,796,971
26,635	Forest Oil Corp.*	418,702
27,870	Frontier Oil Corp.	357,572
7,126	Goodrich Petroleum Corp.*	170,596
79,374	Hess Corp.	4,015,531
11,236	Holly Corp.	256,630
190,874	Marathon Oil Corp.	5,892,280
23,944	Mariner Energy, Inc.*	290,441
50,909	Murphy Oil Corp.	2,901,813
35,444	Newfield Exploration Co.*	1,371,328
217,550	Occidental Petroleum Corp.	15,902,905
12,203	Penn Virginia Corp.	233,809
73,747	Petrohawk Energy Corp.*	1,587,773
30,554	Pioneer Natural Resources Co.	884,844
36,158	Plains Exploration & Production Co.*	949,148
32,130	Quicksilver Resources, Inc.*	347,647
42,012	Range Resources Corp.	2,032,120
39,197	SandRidge Energy, Inc.*	478,203
27,991	Southern Union Co.	555,341
91,810	Southwestern Energy Co.*	3,384,117
16,763	St. Mary Land & Exploration Co.	440,867
31,563	Sunoco, Inc.	849,045
8,249	Swift Energy Co.*	168,032
37,177	Tesoro Corp.	523,452
40,772	Ultra Petroleum Corp.*	1,893,044
149,524	Valero Energy Corp.	2,802,080
9,943	W&T Offshore, Inc.	98,237
13,551	Whiting Petroleum Corp.*	657,766
154,794	Williams Cos., Inc. (The)	2,544,813
154,936	XTO Energy, Inc.	5,980,530
		241,994,791
	Total Common Stocks (Cost $271,658,633)	313,069,593

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
$379,931	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $379,931)	379,931

	Repurchase Agreements (a) - 12.7%
3,799,319	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $3,799,340(b)	3,799,319

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
$3,538,332	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $3,538,353(c)	$3,538,332
5,698,978	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $5,699,111(d)	5,698,978
5,698,978	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $5,699,133(e)	5,698,978
2,603,691	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $2,603,705(f)	2,603,691
7,598,638	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $7,598,860(g)	7,598,638
1,899,659	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,899,670(h)	1,899,659
7,598,638	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $7,598,682(i)	7,598,638
2,279,591	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $2,279,603(j)	2,279,591
949,830	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $949,835(k)	949,830
15,197,276	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $15,197,369(l)	15,197,276
5,742,197	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $5,742,229(m)	5,742,197
	Total Repurchase Agreements (Cost $62,605,127)	62,605,127
	Total Investment Securities (Cost $334,643,691) — 76.2%	376,054,651
	Other assets less liabilities — 23.8%	117,761,676
	Net Assets — 100.0%	$493,816,327

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $3,440,005.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $3,875,306. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $3,609,110. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $5,812,977. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $5,812,975. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $2,655,774. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $7,750,630. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,937,657. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $7,750,622. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $2,325,198. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $968,833. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $15,501,225. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $5,857,050. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,450,100
Aggregate gross unrealized depreciation	(1,091,075)
Net unrealized appreciation	$6,359,025
Federal income tax cost of investments	$369,695,626

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$10,395,936	$(475,460)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	230,869,738	41,803,910

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	8,639,867	—

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	415,663,849	49,652,529

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	9,072,812	(374,765)

		$90,606,214

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$313,069,593	$—	$313,069,593
U.S. Government & Agency Security	—	379,931	379,931
Repurchase Agreements	—	62,605,127	62,605,127
Total Investment Securities	313,069,593	62,985,058	376,054,651
Other Financial Instruments*:
Swap Agreements	—	90,606,214	90,606,214
Total Other Financial Instruments	—	90,606,214	90,606,214
Total Investments	$313,069,593	$153,591,272	$466,660,865

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 89.6%
	Real Estate Investment Trusts - 84.6%

90,616	Alexandria Real Estate Equities, Inc.	$5,048,217
336,762	AMB Property Corp.	7,688,276
121,310	American Campus Communities, Inc.	3,155,273
1,253,837	Annaly Capital Management, Inc.	21,741,534
269,163	Apartment Investment & Management Co., Class A	3,275,714
183,068	AvalonBay Communities, Inc.	11,795,071
221,832	BioMed Realty Trust, Inc.	2,990,295
313,922	Boston Properties, Inc.	19,017,395
284,777	Brandywine Realty Trust	3,021,484
117,808	BRE Properties, Inc.	3,330,432
150,549	Camden Property Trust	5,525,148
298,395	CBL & Associates Properties, Inc.	2,795,961
1,393,309	Chimera Investment Corp.	5,294,574
112,051	Colonial Properties Trust	1,011,821
132,234	Corporate Office Properties Trust	4,874,145
96,217	Cousins Properties, Inc.	797,639
450,700	DCT Industrial Trust, Inc.	2,379,696
326,107	Developers Diversified Realty Corp.	2,556,679
248,446	DiamondRock Hospitality Co.	1,701,855
161,434	Digital Realty Trust, Inc.	7,035,294
279,741	Douglas Emmett, Inc.	3,387,664
515,480	Duke Realty Corp.	5,938,330
80,510	Entertainment Properties Trust	2,524,794
62,193	Equity Lifestyle Properties, Inc.	2,503,268
630,786	Equity Residential	17,226,766
63,221	Essex Property Trust, Inc.	4,716,919
135,251	Federal Realty Investment Trust	8,435,605
147,389	Franklin Street Properties Corp.	2,094,398
83,335	Hatteras Financial Corp.	2,490,883
627,688	HCP, Inc.	17,876,554
255,054	Health Care REIT, Inc.	10,893,356
135,409	Healthcare Realty Trust, Inc.	2,931,605
161,108	Highwoods Properties, Inc.	4,731,742
75,685	Home Properties, Inc.	2,873,759
256,225	Hospitality Properties Trust	4,668,419
1,374,258	Host Hotels & Resorts, Inc.	13,701,352
519,222	HRPT Properties Trust	3,364,559
96,434	Kilroy Realty Corp.	2,672,186
866,838	Kimco Realty Corp.	10,878,817
146,103	LaSalle Hotel Properties	2,418,005
195,485	Lexington Realty Trust	910,961
243,213	Liberty Property Trust	7,970,090
183,717	Macerich Co. (The)	5,265,329
176,807	Mack-Cali Realty Corp.	5,663,128
628,595	MFA Financial, Inc.	4,978,472
64,933	Mid-America Apartment Communities, Inc.	2,842,767
184,110	National Retail Properties, Inc.	3,777,937
235,661	Nationwide Health Properties, Inc.	7,512,873
188,643	Omega Healthcare Investors, Inc.	3,189,953
374,944	Plum Creek Timber Co., Inc.	11,357,054
101,566	Post Properties, Inc.	1,730,685
90,973	Potlatch Corp.	2,647,314
1,019,415	ProLogis	11,335,895
295,992	Public Storage	20,882,236
180,563	Rayonier, Inc.	7,755,181
240,230	Realty Income Corp.	6,137,876
155,581	Redwood Trust, Inc.	2,493,963
184,378	Regency Centers Corp.	6,185,882
276,484	Senior Housing Properties Trust	5,546,269
643,823	Simon Property Group, Inc.	40,960,019
170,624	SL Green Realty Corp.	6,021,321
165,643	Sunstone Hotel Investors, Inc.	1,036,925
72,847	Tanger Factory Outlet Centers	2,740,504
121,268	Taubman Centers, Inc.	3,840,558
343,512	UDR, Inc.	4,393,518
360,537	Ventas, Inc.	14,136,656
379,159	Vornado Realty Trust	21,809,226
134,151	Washington Real Estate Investment Trust	3,616,711
275,546	Weingarten Realty Investors	5,472,344
		463,577,131
	Real Estate Management & Development - 5.0%

590,641	Brookfield Properties Corp.	6,479,332
516,249	CB Richard Ellis Group, Inc., Class A*	6,112,388
258,461	Forest City Enterprises, Inc., Class A	2,390,764
82,244	Forestar Group, Inc.*	1,187,603
94,353	Jones Lang LaSalle, Inc.	4,423,269
211,209	St. Joe Co. (The)*	6,927,655
		27,521,011
	Total Common Stocks (Cost $382,380,322)	491,098,142

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$102,455	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $102,455)	102,455

	Repurchase Agreements (a) - 3.1%
1,024,553	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,024,559(b)	1,024,553
954,173	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $954,179(c)	954,173
1,536,829	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,536,865(d)	1,536,829
1,536,829	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,536,871(e)	1,536,829
702,131	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $702,135(f)	702,131
2,049,105	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $2,049,165(g)	2,049,105
512,276	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $512,279(h)	512,276
2,049,105	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,049,117(i)	2,049,105
614,732	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $614,735(j)	614,732

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
$256,138	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $256,139(k)	$256,138
4,098,211	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $4,098,236(l)	4,098,211
1,548,484	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,548,493(m)	1,548,484
	Total Repurchase Agreements (Cost $16,882,566)	16,882,566
	Total Investment Securities (Cost $399,365,343) — 92.7%	508,083,163
	Other assets less liabilities — 7.3%	40,026,503
	Net Assets — 100.0%	$548,109,666

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $10,086,348.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $1,045,044. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $973,260. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,567,571. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,567,570. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $716,176. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $2,090,092. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $522,523. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $2,090,090. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $627,031. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $261,262. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $4,180,176. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,579,456. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,465,043
Aggregate gross unrealized depreciation	(1,109,308)
Net unrealized appreciation	$61,355,735
Federal income tax cost of investments	$446,727,428

Swap Agreements

Ultra Real Estate had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$53,659,094	$19,978,107

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	287,676,269	(8,167,550)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	79,043,261	—

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	105,237,029	41,475,412

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	87,138,803	(2,196,009)

		$51,089,960

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$491,098,142	$—	$491,098,142
U.S. Government & Agency Security	—	102,455	102,455
Repurchase Agreements	—	16,882,566	16,882,566
Total Investment Securities	491,098,142	16,985,021	508,083,163
Other Financial Instruments*:
Swap Agreements	—	51,089,960	51,089,960
Total Other Financial Instruments	—	51,089,960	51,089,960
Total Investments	$491,098,142	$68,074,981	$559,173,123

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 77.6%
	Communications Equipment - 0.2%

10,941	InterDigital, Inc.*	$229,323

	Computers & Peripherals - 1.0%

56,910	SanDisk Corp.*	1,007,307

	Semiconductors & Semiconductor Equipment - 76.4%

153,892	Advanced Micro Devices, Inc.*	670,969
73,655	Altera Corp.	1,414,913
29,258	Amkor Technology, Inc.*	162,089
72,799	Analog Devices, Inc.	2,056,572
336,737	Applied Materials, Inc.	4,438,194
16,290	Applied Micro Circuits Corp.*	129,343
15,162	Atheros Communications, Inc.*	419,078
100,903	Atmel Corp.*	416,729
8,115	ATMI, Inc.*	137,874
106,959	Broadcom Corp., Class A*	3,042,984
5,859	Cabot Microelectronics Corp.*	202,429
20,187	Cree, Inc.*	743,689
7,429	Cymer, Inc.*	261,352
36,371	Cypress Semiconductor Corp.*	368,075
31,155	Fairchild Semiconductor International, Inc.*	313,419
12,382	Formfactor, Inc.*	271,661
41,321	Integrated Device Technology, Inc.*	282,222
1,395,901	Intel Corp.	28,364,708
18,277	International Rectifier Corp.*	343,059
30,651	Intersil Corp., Class A	453,635
42,387	Kla-Tencor Corp.	1,322,474
31,382	Lam Research Corp.*	963,427
51,724	Linear Technology Corp.	1,374,307
161,897	LSI Corp.*	843,483
122,468	Marvell Technology Group Ltd.*	1,867,637
76,469	Maxim Integrated Products, Inc.	1,436,088
56,071	MEMC Electronic Materials, Inc.*	894,332
11,087	Micrel, Inc.	86,146
45,618	Microchip Technology, Inc.	1,211,158
210,266	Micron Technology, Inc.*	1,549,660
20,371	Microsemi Corp.*	287,435
57,548	National Semiconductor Corp.	873,003
24,500	Novellus Systems, Inc.*	469,420
136,717	Nvidia Corp.*	1,985,131
12,582	Omnivision Technologies, Inc.*	184,075
105,475	ON Semiconductor Corp.*	851,183
54,449	PMC-Sierra, Inc.*	494,397
26,352	Rambus, Inc.*	503,323
60,640	RF Micro Devices, Inc.*	285,008
15,188	Semtech Corp.*	277,485
11,211	Silicon Laboratories, Inc.*	504,943
41,885	Skyworks Solutions, Inc.*	487,960
43,335	Teradyne, Inc.*	357,514
12,135	Tessera Technologies, Inc.*	304,953
319,607	Texas Instruments, Inc.	7,859,136
36,622	TriQuint Semiconductor, Inc.*	268,073
18,236	Varian Semiconductor Equipment Associates, Inc.*	557,475
69,387	Xilinx, Inc.	1,543,167
12,820	Zoran Corp.*	141,661
		74,277,048
	Total Common Stocks (Cost $49,926,277)	75,513,678

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$20,629	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $20,629)	20,629

	Repurchase Agreements (a) - 3.5%
206,291	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $206,292(b)	206,291
192,120	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $192,121(c)	192,120
309,437	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $309,444(d)	309,437
309,437	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $309,445(e)	309,437
141,372	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $141,373(f)	141,372
412,582	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $412,594(g)	412,582
103,146	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $103,147(h)	103,146
412,582	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $412,584(i)	412,582
123,775	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $123,776(j)	123,775
51,573	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $51,573(k)	51,573
825,165	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $825,170(l)	825,165
311,784	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $311,786(m)	311,784
	Total Repurchase Agreements (Cost $3,399,264)	3,399,264
	Total Investment Securities (Cost $53,346,170) — 81.1%	78,933,571
	Other assets less liabilities — 18.9%	18,360,691
	Net Assets — 100.0%	$97,294,262

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $2,066,027, including $399,794 related to Lehman. See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $210,417. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $195,963. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $315,627. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $315,627. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $144,200. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $420,835. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $105,209. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $420,834. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $126,251. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $52,605. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $841,668. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $318,020. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(353,639)
Net unrealized depreciation	$(353,639)
Federal income tax cost of investments	$79,287,210

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$21,417,278	$6,594,638

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	20,822,321	(198,852)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	47,135,957	12,375,758

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	29,546,433	(257,066)

		$18,514,478

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$75,513,678	$—	$75,513,678
U.S. Government & Agency Security	—	20,629	20,629
Repurchase Agreements	—	3,399,264	3,399,264
Total Investment Securities	75,513,678	3,419,893	78,933,571
Other Financial Instruments*:
Swap Agreements	—	18,514,478	18,514,478
Total Other Financial Instruments	—	18,514,478	18,514,478
Total Investments	$75,513,678	$21,934,371	$97,448,049

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 85.0%
	Commercial Services & Supplies - 0.2%

15,090	Pitney Bowes, Inc.	$337,262

	Communications Equipment - 12.8%

28,126	3Com Corp.*	122,348
7,022	ADC Telecommunications, Inc.*	59,757
4,531	Adtran, Inc.	103,035
9,015	Arris Group, Inc.*	119,539
3,244	Avocent Corp.*	52,942
28,141	Brocade Communications Systems, Inc.*	203,459
6,562	Ciena Corp.*	87,931
419,405	Cisco Systems, Inc.*	9,059,148
2,048	Comtech Telecommunications Corp.*	69,673
2,837	EchoStar Corp., Class A*	52,626
5,971	Emulex Corp.*	57,859
5,706	F5 Networks, Inc.*	196,800
6,909	Harmonic, Inc.*	45,599
9,794	Harris Corp.	340,146
3,182	InterDigital, Inc.*	66,695
15,587	JDS Uniphase Corp.*	107,083
38,393	Juniper Networks, Inc.*	885,726
153,453	Motorola, Inc.	1,101,793
9,236	Palm, Inc.*	123,116
3,557	Plantronics, Inc.	84,977
6,054	Polycom, Inc.*	142,814
119,327	QUALCOMM, Inc.	5,539,159
4,057	Riverbed Technology, Inc.*	78,219
14,838	Sonus Networks, Inc.*	31,308
13,918	Sycamore Networks, Inc.*	42,311
4,800	Tekelec*	74,736
26,464	Tellabs, Inc.*	167,782
		19,016,581
	Computers & Peripherals - 25.5%

64,639	Apple, Inc.*	10,872,926
125,484	Dell, Inc.*	1,986,412
4,779	Diebold, Inc.	144,183
3,580	Electronics for Imaging, Inc.*	38,091
146,371	EMC Corp.*	2,327,299
175,063	Hewlett-Packard Co.	7,858,578
2,287	Imation Corp.	19,668
3,492	Intermec, Inc.*	49,656
96,086	International Business Machines Corp.	11,342,952
5,694	Lexmark International, Inc., Class A*	107,275
11,482	NCR Corp.*	153,055
24,049	NetApp, Inc.*	547,115
8,637	QLogic Corp.*	136,551
16,496	SanDisk Corp.*	291,979
35,246	Seagate Technology	488,157
53,705	Sun Microsystems, Inc.*	498,382
2,473	Synaptics, Inc.*	63,754
12,524	Teradata Corp.*	337,271
16,048	Western Digital Corp.*	550,126
		37,813,430
	Construction & Engineering - 0.0%

2,865	Dycom Industries, Inc.*	32,145

	Electronic Equipment, Instruments & Components - 1.4%

3,724	Brightpoint, Inc.*	27,334
113,753	Corning, Inc.	1,715,395
11,768	Ingram Micro, Inc., Class A*	197,232
3,311	Insight Enterprises, Inc.*	37,977
3,679	Tech Data Corp.*	140,170
		2,118,108
	Health Care Technology - 0.3%

4,216	Allscripts-Misys Healthcare Solutions, Inc.	62,608
4,634	Cerner Corp.*	285,964
1,306	Quality Systems, Inc.	70,315
		418,887
	Internet Software & Services - 7.3%

12,563	Akamai Technologies, Inc.*	221,611
2,783	Digital River, Inc.*	98,296
7,703	Earthlink, Inc.*	64,089
2,765	Equinix, Inc.*	232,979
17,525	Google, Inc., Class A*	8,090,767
7,634	IAC/InterActiveCorp.*	141,382
3,190	j2 Global Communications, Inc.*	68,170
5,543	Omniture, Inc.*	79,320
5,360	Rackspace Hosting, Inc.*	69,358
2,840	SAVVIS, Inc.*	48,167
5,899	United Online, Inc.	41,293
14,144	VeriSign, Inc.*	299,711
95,172	Yahoo!, Inc.*	1,390,463
		10,845,606
	IT Services - 1.7%

13,740	Amdocs Ltd.*	334,157
2,178	CACI International, Inc., Class A*	100,101
21,241	Cognizant Technology Solutions Corp., Class A*	740,886
11,003	Computer Sciences Corp.*	537,496
2,545	CSG Systems International, Inc.*	38,353
2,876	DST Systems, Inc.*	131,750
1,054	Forrester Research, Inc.*	24,811
4,636	Gartner, Inc.*	77,236
6,283	Perot Systems Corp., Class A*	104,612
15,109	SAIC, Inc.*	279,365
3,056	SRA International, Inc., Class A*	60,723
24,476	Unisys Corp.*	59,721
5,435	VeriFone Holdings, Inc.*	62,720
		2,551,931
	Office Electronics - 0.4%

63,417	Xerox Corp.	548,557

	Semiconductors & Semiconductor Equipment - 14.5%

44,584	Advanced Micro Devices, Inc.*	194,386
21,328	Altera Corp.	409,711
8,475	Amkor Technology, Inc.*	46,951
21,091	Analog Devices, Inc.	595,821
97,554	Applied Materials, Inc.	1,285,762
4,729	Applied Micro Circuits Corp.*	37,548
4,383	Atheros Communications, Inc.*	121,146
29,230	Atmel Corp.*	120,720
2,351	ATMI, Inc.*	39,943
30,984	Broadcom Corp., Class A*	881,495
1,701	Cabot Microelectronics Corp.*	58,770
5,853	Cree, Inc.*	215,624
2,148	Cymer, Inc.*	75,567
10,534	Cypress Semiconductor Corp.*	106,604
9,027	Fairchild Semiconductor International, Inc.*	90,812

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,589	Formfactor, Inc.*	$78,743
11,973	Integrated Device Technology, Inc.*	81,776
404,432	Intel Corp.	8,218,058
5,298	International Rectifier Corp.*	99,443
8,886	Intersil Corp., Class A	131,513
12,280	Kla-Tencor Corp.	383,136
9,085	Lam Research Corp.*	278,909
14,995	Linear Technology Corp.	398,417
46,914	LSI Corp.*	244,422
35,477	Marvell Technology Group Ltd.*	541,024
22,170	Maxim Integrated Products, Inc.	416,353
16,248	MEMC Electronic Materials, Inc.*	259,156
3,212	Micrel, Inc.	24,957
13,231	Microchip Technology, Inc.	351,283
60,920	Micron Technology, Inc.*	448,980
5,903	Microsemi Corp.*	83,291
16,676	National Semiconductor Corp.	252,975
7,099	Novellus Systems, Inc.*	136,017
39,598	Nvidia Corp.*	574,963
3,643	Omnivision Technologies, Inc.*	53,297
30,568	ON Semiconductor Corp.*	246,684
15,778	PMC-Sierra, Inc.*	143,264
7,642	Rambus, Inc.*	145,962
17,560	RF Micro Devices, Inc.*	82,532
4,389	Semtech Corp.*	80,187
3,248	Silicon Laboratories, Inc.*	146,290
12,140	Skyworks Solutions, Inc.*	141,431
12,563	Teradyne, Inc.*	103,645
3,513	Tessera Technologies, Inc.*	88,282
92,605	Texas Instruments, Inc.	2,277,157
10,596	TriQuint Semiconductor, Inc.*	77,563
5,276	Varian Semiconductor Equipment Associates, Inc.*	161,287
20,105	Xilinx, Inc.	447,135
3,716	Zoran Corp.*	41,062
		21,520,054
	Software - 19.8%

2,500	ACI Worldwide, Inc.*	33,900
38,118	Adobe Systems, Inc.*	1,197,668
1,023	Advent Software, Inc.*	39,580
6,367	ANSYS, Inc.*	223,736
6,254	Ariba, Inc.*	71,671
16,452	Autodesk, Inc.*	385,470
2,118	Blackboard, Inc.*	72,880
13,430	BMC Software, Inc.*	478,780
29,930	CA, Inc.	667,140
19,161	Cadence Design Systems, Inc.*	120,140
12,385	Check Point Software Technologies*	345,170
13,213	Citrix Systems, Inc.*	471,440
17,930	Compuware Corp.*	129,275
3,054	Concur Technologies, Inc.*	107,990
3,521	Fair Isaac Corp.	78,518
6,343	Informatica Corp.*	113,730
21,410	Intuit, Inc.*	594,556
2,250	JDA Software Group, Inc.*	43,515
11,006	McAfee, Inc.*	437,819
6,718	Mentor Graphics Corp.*	59,320
5,867	Micros Systems, Inc.*	163,513
575,299	Microsoft Corp.	14,181,120
25,100	Novell, Inc.*	109,185
15,874	Nuance Communications, Inc.*	195,726
278,229	Oracle Corp.	6,084,868
8,431	Parametric Technology Corp.*	112,132
2,896	Progress Software Corp.*	64,523
4,777	Quest Software, Inc.*	78,773
13,865	Red Hat, Inc.*	318,340
5,986	Rovi Corp.*	182,214
3,480	S1 Corp.*	21,889
7,494	Salesforce.com, Inc.*	388,714
5,030	Solera Holdings, Inc.*	132,490
3,903	SonicWALL, Inc.*	29,234
6,048	Sybase, Inc.*	210,773
59,695	Symantec Corp.*	902,588
10,427	Synopsys, Inc.*	221,365
12,684	TIBCO Software, Inc.*	112,507
3,833	VMware, Inc., Class A*	135,803
2,981	Websense, Inc.*	45,192
		29,363,247
	Wireless Telecommunication Services - 1.1%

28,803	American Tower Corp., Class A*	911,615
17,957	Crown Castle International Corp.*	482,325
8,478	SBA Communications Corp., Class A*	204,405
4,981	Syniverse Holdings, Inc.*	89,010
		1,687,355
	Total Common Stocks (Cost $97,951,305)	126,253,163

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$20,715	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $20,715)	20,715

	Repurchase Agreements (a) - 2.3%
207,148	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $207,149(b)	207,148
192,919	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $192,920(c)	192,919
310,722	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $310,729(d)	310,722
310,722	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $310,730(e)	310,722
141,960	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $141,961(f)	141,960
414,297	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $414,309(g)	414,297
103,574	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $103,575(h)	103,574
414,297	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $414,299(i)	414,297
124,289	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $124,290(j)	124,289

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
$51,787	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $51,787(k)	$51,787
828,593	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $828,598(l)	828,593
313,079	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $313,081(m)	313,079
	Total Repurchase Agreements (Cost $3,413,387)	3,413,387
	Total Investment Securities (Cost $101,385,407) — 87.3%	129,687,265
	Other assets less liabilities — 12.7%	18,923,217
	Net Assets — 100.0%	$148,610,482

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $1,411,088.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $211,291. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $196,778. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $316,937. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $316,937. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $144,800. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $422,584. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $105,646. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $422,584. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $126,776. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $52,823. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $845,165. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $319,341. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,469,375)
Net unrealized depreciation	$(6,469,375)
Federal income tax cost of investments	$136,156,640

Swap Agreements

Ultra Technology had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$22,986,637	$7,072,976

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	48,150,097	(484,081)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	51,712,678	12,748,461

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	47,942,490	(453,555)

		$18,883,801

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$126,253,163	$—	$126,253,163
U.S. Government & Agency Security	—	20,715	20,715
Repurchase Agreements	—	3,413,387	3,413,387
Total Investment Securities	126,253,163	3,434,102	129,687,265
Other Financial Instruments*:
Swap Agreements	—	18,883,801	18,883,801
Total Other Financial Instruments	—	18,883,801	18,883,801
Total Investments	$126,253,163	$22,317,903	$148,571,066

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 90.7%
	Diversified Financial Services - 3.5%

16,101	Leucadia National Corp.*	$400,432

	Diversified Telecommunication Services - 65.4%

11,894	Alaska Communications Systems Group, Inc.	94,795
93,343	AT&T, Inc.	2,431,585
2,373	Atlantic Tele-Network, Inc.	113,429
6,281	Cbeyond, Inc.*	90,195
29,561	CenturyTel, Inc.	952,751
44,678	Cincinnati Bell, Inc.*	148,778
6,689	Consolidated Communications Holdings, Inc.	94,315
36,297	Frontier Communications Corp.	258,072
10,093	General Communication, Inc., Class A*	67,320
8,362	Global Crossing Ltd.*	93,989
7,872	Iowa Telecommunications Services, Inc.	89,819
175,217	Level 3 Communications, Inc.*	210,260
30,747	PAETEC Holding Corp.*	86,092
113,290	Qwest Communications International, Inc.	406,711
5,297	SureWest Communications*	67,113
18,878	tw telecom, inc.*	216,153
56,590	Verizon Communications, Inc.	1,756,554
42,154	Windstream Corp.	361,260
		7,539,191
	Media - 4.1%

11,105	RCN Corp.*	104,054
32,104	Virgin Media, Inc.	366,949
		471,003
	Wireless Telecommunication Services - 17.7%

14,486	Centennial Communications Corp.*	109,659
7,309	Leap Wireless International, Inc.*	120,525
24,317	MetroPCS Communications, Inc.*	193,563
16,403	NII Holdings, Inc.*	388,915
6,461	NTELOS Holdings Corp.	104,733
5,389	Shenandoah Telecommunications Co.	92,960
153,904	Sprint Nextel Corp.*	563,289
10,200	Telephone & Data Systems, Inc.	268,974
3,194	United States Cellular Corp.*	116,613
6,379	USA Mobility, Inc.	81,205
		2,040,436
	Total Common Stocks (Cost $9,152,815)	10,451,062

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$3,230	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $3,230)	3,230

	Repurchase Agreements (a) - 4.6%
32,304	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $32,304(b)	32,304
30,085	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $30,085(c)	30,085
48,455	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $48,456(d)	48,455
48,455	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $48,456(e)	48,455
22,138	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $22,138(f)	22,138
64,607	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $64,609(g)	64,607
16,152	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $16,152(h)	16,152
64,607	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $64,607(i)	64,607
19,382	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $19,382(j)	19,382
8,076	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $8,076(k)	8,076
129,214	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $129,215(l)	129,214
48,823	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $48,823(m)	48,823
	Total Repurchase Agreements (Cost $532,298)	532,298
	Total Investment Securities (Cost $9,688,343) — 95.3%	10,986,590
	Other assets less liabilities — 4.7%	535,981
	Net Assets — 100.0%	$11,522,571

*      Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $491,789, including $171,143 related to Lehman. See Note 5 to the schedule of portfolio investments.

(b)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $32,950. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(c)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $30,687. The investment in the repurchase agreement was through participation in a pooled account.

(d)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $49,424. The investment in the repurchase agreement was through participation in a pooled account.

(e)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $49,424. The investment in the repurchase agreement was through participation in a pooled account.

(f)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $22,581. The investment in the repurchase agreement was through participation in a pooled account.

(g)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $65,899. The investment in the repurchase agreement was through participation in a pooled account.

(h)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $16,475. The investment in the repurchase agreement was through participation in a pooled account.

(i)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $65,899. The investment in the repurchase agreement was through participation in a pooled account.

(j)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $19,770. The investment in the repurchase agreement was through participation in a pooled account.

(k)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $8,238. The investment in the repurchase agreement was through participation in a pooled account.

(l)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $131,798. The investment in the repurchase agreement was through participation in a pooled account.

(m)       Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $49,800. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,023,112)
Net unrealized depreciation	$(1,023,112)
Federal income tax cost of investments	$12,009,702

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$2,316,012	$360,623

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	2,970,123	(17,574)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	4,325,048	385,270

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	2,932,148	(26,392)

		$701,927

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$10,451,062	$—	$10,451,062
U.S. Government & Agency Security	—	3,230	3,230
Repurchase Agreements	—	532,298	532,298
Total Investment Securities	10,451,062	535,528	10,986,590
Other Financial Instruments*:
Swap Agreements	—	701,927	701,927
Total Other Financial Instruments	—	701,927	701,927
Total Investments	$10,451,062	$1,237,455	$11,688,517

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 84.0%
	Commercial Services & Supplies - 0.5%

6,478	Covanta Holding Corp.*	$115,956

	Electric Utilities - 41.6%

8,429	Allegheny Energy, Inc.	222,610
1,353	Allete, Inc.	45,745
23,720	American Electric Power Co., Inc.	745,520
3,001	Cleco Corp.	73,284
5,765	DPL, Inc.	142,799
64,041	Duke Energy Corp.	991,995
14,888	Edison International	497,408
2,251	El Paso Electric Co.*	38,132
9,753	Entergy Corp.	770,487
32,838	Exelon Corp.	1,642,557
15,167	FirstEnergy Corp.	684,487
18,693	FPL Group, Inc.	1,050,173
6,640	Great Plains Energy, Inc.	116,333
4,549	Hawaiian Electric Industries, Inc.	79,153
2,343	IDACORP, Inc.	66,729
2,463	ITC Holdings Corp.	114,727
8,717	Northeast Utilities	207,377
11,623	NV Energy, Inc.	140,173
10,950	Pepco Holdings, Inc.	156,913
5,010	Pinnacle West Capital Corp.	164,879
3,904	PNM Resources, Inc.	45,599
3,743	Portland General Electric Co.	73,063
18,516	PPL Corp.	544,370
13,883	Progress Energy, Inc.	548,795
38,690	Southern Co.	1,207,128
1,768	Unisource Energy Corp.	51,696
5,387	Westar Energy, Inc.	110,541
		10,532,673
	Gas Utilities - 6.9%

3,809	AGL Resources, Inc.	127,944
4,555	Atmos Energy Corp.	124,078
6,132	EQT Corp.	243,257
1,029	Laclede Group, Inc. (The)	33,504
3,352	National Fuel Gas Co.	149,801
2,097	New Jersey Resources Corp.	77,065
2,236	Nicor, Inc.	80,988
1,318	Northwest Natural Gas Co.	55,488
4,825	Oneok, Inc.	163,471
3,428	Piedmont Natural Gas Co., Inc.	82,341
8,567	Questar Corp.	289,222
1,482	South Jersey Industries, Inc.	51,351
2,224	Southwest Gas Corp.	54,154
5,361	UGI Corp.	136,759
2,494	WGL Holdings, Inc.	82,302
		1,751,725
	Independent Power Producers & Energy Traders - 6.2%

33,211	AES Corp. (The)*	453,994
17,986	Calpine Corp.*	211,515
8,962	Constellation Energy Group, Inc.	283,647
25,090	Dynegy, Inc., Class A*	47,671
7,180	Mirant Corp.*	120,983
13,197	NRG Energy, Inc.*	354,340
17,407	RRI Energy, Inc.*	103,398
		1,575,548
	Multi-Utilities - 25.4%

5,493	Alliant Energy Corp.	144,686
10,622	Ameren Corp.	286,475
2,710	Avista Corp.	52,899
1,926	Black Hills Corp.	49,267
15,257	Centerpoint Energy, Inc.	189,187
11,289	CMS Energy Corp.	151,386
13,614	Consolidated Edison, Inc.	547,147
29,348	Dominion Resources, Inc.	970,832
8,144	DTE Energy Co.	283,248
3,807	Integrys Energy Group, Inc.	130,694
13,630	NiSource, Inc.	180,052
1,781	NorthWestern Corp.	42,726
5,306	NSTAR	167,882
18,198	PG&E Corp.	738,657
25,302	Public Service Enterprise Group, Inc.	801,314
5,483	SCANA Corp.	190,151
11,273	Sempra Energy	565,567
9,895	TECO Energy, Inc.	131,801
4,027	Vectren Corp.	93,225
5,824	Wisconsin Energy Corp.	264,817
22,675	Xcel Energy, Inc.	447,831
		6,429,844
	Oil, Gas & Consumable Fuels - 2.4%

31,796	Spectra Energy Corp.	598,401

	Water Utilities - 1.0%

4,746	American Water Works Co., Inc.	95,394
6,740	Aqua America, Inc.	113,569
963	California Water Service Group	35,843
		244,806
	Total Common Stocks (Cost $19,478,737)	21,248,953

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$8,559	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $8,559)	8,559

	Repurchase Agreements (a) - 5.6%
85,593	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $85,593(b)	85,593
79,713	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $79,713(c)	79,713
128,389	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $128,392(d)	128,389
128,389	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $128,392(e)	128,389
58,657	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $58,657(f)	58,657
171,185	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $171,190(g)	171,185

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
$42,796	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $42,796(h)	$42,796
171,185	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $171,186(i)	171,185
51,356	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $51,356(j)	51,356
21,398	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $21,398(k)	21,398
342,371	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $342,373(l)	342,371
129,364	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $129,365(m)	129,364
	Total Repurchase Agreements (Cost $1,410,396)	1,410,396
	Total Investment Securities (Cost $20,897,692) — 89.6%	22,667,908
	Other assets less liabilities — 10.4%	2,639,200
	Net Assets — 100.0%	$25,307,108

*      Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $348,958, including $29,643 related to Lehman. See Note 5 to the schedule of portfolio investments.

(b)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $87,305. The investment in the repurchase agreement was through participation in a pooled account.

(c)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $81,308. The investment in the repurchase agreement was through participation in a pooled account.

(d)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $130,957. The investment in the repurchase agreement was through participation in a pooled account.

(e)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $130,957. The investment in the repurchase agreement was through participation in a pooled account.

(f)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $59,830. The investment in the repurchase agreement was through participation in a pooled account.

(g)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $174,609. The investment in the repurchase agreement was through participation in a pooled account.

(h)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $43,652. The investment in the repurchase agreement was through participation in a pooled account.

(i)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $174,609. The investment in the repurchase agreement was through participation in a pooled account.

(j)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $52,383. The investment in the repurchase agreement was through participation in a pooled account.

(k)          Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $21,826. The investment in the repurchase agreement was through participation in a pooled account.

(l)             Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $349,218. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(m)  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $131,951. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,725,501)
Net unrealized depreciation	$(2,725,501)
Federal income tax cost of investments	$25,393,409

Swap Agreements

Ultra Utilities had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$5,021,083	$1,115,830

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	10,037,223	(198,023)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	11,440,363	1,638,306

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	2,816,460	(51,859)

		$2,504,254

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$21,248,953	$—	$21,248,953
U.S. Government & Agency Security	—	8,559	8,559
Repurchase Agreements	—	1,410,396	1,410,396
Total Investment Securities	21,248,953	1,418,955	22,667,908
Other Financial Instruments*:
Swap Agreements	—	2,504,254	2,504,254
Total Other Financial Instruments	—	2,504,254	2,504,254
Total Investments	$21,248,953	$3,923,209	$25,172,162

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 36.9%
	Airlines - 0.0%

35	Ryanair Holdings plc (ADR)*	$959

	Automobiles - 2.2%

466	Daimler AG	21,045
1,301	Honda Motor Co., Ltd. (ADR)	40,760
1,067	Toyota Motor Corp. (ADR)	90,898
		152,703
	Beverages - 0.2%

56	Coca Cola Hellenic Bottling Co. S.A. (ADR)	1,291
229	Diageo plc (ADR)	14,207
		15,498
	Biotechnology - 0.0%

26	Crucell N.V. (ADR)*	571

	Capital Markets - 1.4%

660	Credit Suisse Group AG (ADR)	33,587
320	Deutsche Bank AG	21,626
1,831	Nomura Holdings, Inc. (ADR)	16,241
1,355	UBS AG*	24,824
		96,278
	Chemicals - 0.1%

227	Syngenta AG (ADR)	10,651

	Commercial Banks - 5.8%

1,362	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	24,230
2,941	Banco Santander S.A. (ADR)	45,380
1,559	Barclays plc (ADR)*	38,102
1,298	HSBC Holdings plc (ADR)	69,988
1,454	Lloyds Banking Group plc (ADR)	10,396
8,395	Mitsubishi UFJ Financial Group, Inc. (ADR)	53,224
5,089	Mizuho Financial Group, Inc. (ADR)	24,580
2,216	National Bank of Greece S.A. (ADR)	14,160
317	Royal Bank of Scotland Group plc (ADR)*	5,849
1,199	Westpac Banking Corp. (ADR)	122,346
		408,255
	Communications Equipment - 1.5%

1,118	Alcatel-Lucent (ADR)*	4,191
2,336	Nokia Oyj (ADR)	32,727
7,227	Telefonaktiebolaget LM Ericsson (ADR)	69,235
		106,153
	Computers & Peripherals - 0.0%

47	Logitech International S.A. (Registered)*	859

	Construction Materials - 0.1%

168	CRH plc (ADR)	4,277
23	James Hardie Industries N.V. (ADR)*	651
		4,928
	Consumer Finance - 0.1%

152	ORIX Corp. (ADR)	5,796

	Diversified Financial Services - 0.1%

694	ING Groep N.V. (ADR)*	10,459

	Diversified Telecommunication Services - 1.6%

238	BT Group plc (ADR)	5,400
973	Deutsche Telekom AG (ADR)	12,960
902	France Telecom S.A. (ADR)	23,218
151	Hellenic Telecommunications Organization S.A. (ADR)	1,102
876	Nippon Telegraph & Telephone Corp. (ADR)	19,447
812	Portugal Telecom, SGPS, S.A. (ADR)	8,396
305	Telecom Corp of New Zealand Ltd. (ADR)	2,846
426	Telecom Italia S.p.A. (ADR)	6,880
436	Telefonica S.A. (ADR)	33,040
		113,289
	Electrical Equipment - 0.3%

1,108	ABB Ltd. (ADR)*	21,240

	Electronic Equipment, Instruments & Components - 0.5%

314	Hitachi Ltd. (ADR)	11,028
180	Kyocera Corp. (ADR)	14,936
456	Nidec Corp. (ADR)	8,172
		34,136
	Energy Equipment & Services - 0.0%

123	Acergy S.A. (ADR)	1,242
81	Cie Generale de Geophysique-Veritas (ADR)*	1,739
		2,981
	Food & Staples Retailing - 0.4%

387	Delhaize Group S.A. (ADR)	25,890

	Food Products - 0.7%

186	Cadbury plc (ADR)	7,029
720	Unilever N.V. (NY Shares)	20,110
718	Unilever plc (ADR)	19,666
		46,805
	Health Care Equipment & Supplies - 0.0%

64	Smith & Nephew plc (ADR)	2,704

	Health Care Providers & Services - 0.5%

729	Fresenius Medical Care AG & Co. KGaA (ADR)	32,659

	Hotels, Restaurants & Leisure - 0.9%

92	Carnival plc (ADR)	2,771
147	Intercontinental Hotels Group plc (ADR)	1,814

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,202	Melco Crown Entertainment Ltd. (ADR)*	$56,408
		60,993
	Household Durables - 0.7%

101	Makita Corp. (ADR)	2,894
1,525	Panasonic Corp. (ADR)	24,293
707	Sony Corp. (ADR)	18,905
570	Thomson S.A. (ADR)*	764
		46,856
	Industrial Conglomerates - 1.0%

264	Koninklijke Philips Electronics N.V. (NY Shares)	5,953
762	Siemens AG (ADR)	66,172
164	Tomkins plc (ADR)	1,880
		74,005
	Insurance - 2.4%

471	Aegon N.V. (NY Shares)*	3,551
3,536	Allianz SE (ADR)	40,841
5,179	AXA S.A. (ADR)	118,444
474	Prudential plc (ADR)	8,153
		170,989
	Internet Software & Services - 0.0%

33	Internet Initiative Japan, Inc. (ADR)	191

	Life Sciences Tools & Services - 0.0%

118	Evotec AG (ADR)*	491
24	ICON plc (ADR)*	519
		1,010
	Machinery - 0.8%

5	CNH Global N.V.*	85
1,382	Kubota Corp. (ADR)	56,538
		56,623
	Media - 0.3%

102	British Sky Broadcasting Group plc (ADR)	3,604
308	Pearson plc (ADR)	3,757
99	Reed Elsevier N.V. (ADR)	2,098
162	Reed Elsevier plc (ADR)	4,677
17	Thomson Reuters plc (ADR)	3,249
142	WPP plc (ADR)	5,874
		23,259
	Metals & Mining - 2.4%

446	Alumina Ltd. (ADR)	2,440
247	ArcelorMittal (NY Shares)	8,800
1,197	BHP Billiton Ltd. (ADR)	74,573
817	BHP Billiton plc (ADR)	42,664
248	Rio Tinto plc (ADR)	38,480
94	Sims Metal Management Ltd. (ADR)	1,834
		168,791
	Multi-Utilities - 0.5%

507	National Grid plc (ADR)	24,382
226	Veolia Environnement (ADR)	7,817
		32,199
	Office Electronics - 0.6%

1,071	Canon, Inc. (ADR)	40,923

	Oil, Gas & Consumable Fuels - 3.6%

2,157	BP plc (ADR)	110,978
821	ENI S.p.A. (ADR)	38,956
884	Repsol YPF S.A. (ADR)	21,959
20	Royal Dutch Shell plc, Class A (ADR)	1,109
15	Royal Dutch Shell plc, Class B (ADR)	812
800	StatoilHydro ASA (ADR)	17,472
1,143	Total S.A. (ADR)	65,460
		256,746
	Pharmaceuticals - 3.8%

543	AstraZeneca plc (ADR)	25,320
205	Elan Corp. plc (ADR)*	1,482
958	GlaxoSmithKline plc (ADR)	37,458
2,369	Novartis AG (ADR)	110,087
408	Novo Nordisk A/S (ADR)	24,892
1,917	Sanofi-Aventis S.A. (ADR)	65,312
101	Shire plc (ADR)	5,006
		269,557
	Semiconductors & Semiconductor Equipment - 0.4%

148	Advantest Corp. (ADR)	3,641
17	Aixtron AG (ADR)	334
84	ARM Holdings plc (ADR)	533
26	ASM International N.V. (NY Shares)*	476
371	ASML Holding N.V. (NY Shares)	10,191
436	Chartered Semiconductor Manufacturing Ltd. (ADR)*	7,303
272	STMicroelectronics N.V. (NY Shares)	2,356
		24,834
	Software - 0.2%

89	Konami Corp. (ADR)	1,752
286	SAP AG (ADR)	13,945
		15,697
	Textiles, Apparel & Luxury Goods - 0.7%

2,146	Luxottica Group S.p.A. (ADR)*	52,062
14	Wacoal Holdings Corp. (ADR)	874
		52,936
	Tobacco - 0.3%

369	British American Tobacco plc (ADR)	22,409

	Trading Companies & Distributors - 1.9%

6	Babcock & Brown Air Ltd. (ADR)	53
7	Genesis Lease Ltd. (ADR)	46
534	Mitsui & Co., Ltd. (ADR)	137,831
		137,930
	Wireless Telecommunication Services - 0.9%

426	Hutchison Telecommunications International Ltd. (ADR)	1,333
1,561	NTT DoCoMo, Inc. (ADR)	23,992
1,605	Vodafone Group plc (ADR)	34,861
		60,186
	Total Common Stocks (Cost $2,534,001)	2,608,948

	Investment Companies (a) - 0.5%
	Mutual Funds - 0.5%

434	iShares MSCI Austria Investable Market Index Fund	8,823

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Investment Companies (a) (continued)
2,732	iShares MSCI Singapore Index Fund	$27,949
	Total Investment Companies (Cost $35,627)	36,772

Principal Amount
	U.S. Government & Agency Security (a) - 0.3%
$24,446	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $24,446)	24,446

	Repurchase Agreements (a) - 57.0%
244,462	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $244,463(b)	244,462
227,669	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $227,670(c)	227,669
366,692	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $366,701(d)	366,692
366,692	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $366,702(e)	366,692
167,531	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $167,532(f)	167,531
488,923	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $488,937(g)	488,923
122,231	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $122,232(h)	122,231
488,923	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $488,926(i)	488,923
146,677	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $146,678(j)	146,677
61,115	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $61,115(k)	61,115
977,846	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $977,852(l)	977,846
369,473	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $369,475(m)	369,473
	Total Repurchase Agreements (Cost $4,028,234)	4,028,234
	Total Investment Securities (Cost $6,622,308) — 94.7%	6,698,400
	Other assets less liabilities — 5.3%	373,035
	Net Assets — 100.0%	$7,071,435

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $1,680,500.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $249,351. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $232,223. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $374,027. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $374,027. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $170,882. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $498,703. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $124,676. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $498,702. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $149,612. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $62,338. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $997,403. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $376,863. The investment in the repurchase agreement was through participation in a pooled account.

ADR	American Depositary Receipt

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,744
Aggregate gross unrealized depreciation	(11,653)
Net unrealized appreciation	$73,091
Federal income tax cost of investments	$6,625,309

See accompanying notes to schedules of portfolio investments.

Swap Agreements††

Ultra MSCI EAFE had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index	$4,605,893	$405,954

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index	6,899,011	(20,630)

		$385,324

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Ultra MSCI EAFE invested, as a percentage of net assets, in the following countries as of August 31, 2009:

Australia	2.8%
Belgium	0.4%
Denmark	0.4%
Finland	0.5%
France	4.1%
Germany	3.0%
Greece	0.2%
Hong Kong	0.8%
Ireland	0.1%
Italy	1.4%
Japan	8.4%
Luxembourg	0.1%
Netherlands	0.8%
New Zealand	0.0%
Norway	0.2%
Portugal	0.1%
Singapore	0.1%
Spain	1.8%
Sweden	1.0%
Switzerland	2.9%
United Kingdom	7.8%
United States	0.5%
Other (1)	62.6%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$2,608,948	$—	$2,608,948
Investment Companies	36,772	—	36,772
U.S. Government & Agency Security	—	24,446	24,446
Repurchase Agreements	—	4,028,234	4,028,234
Total Investment Securities	2,645,720	4,052,680	6,698,400
Other Financial Instruments*:
Swap Agreements	—	385,324	385,324
Total Other Financial Instruments	—	385,324	385,324
Total Investments	$2,645,720	$4,438,004	$7,083,724

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 59.3%
	Aerospace & Defense - 0.1%

592	Empresa Brasileira de Aeronautica S.A. (ADR)	$12,574

	Airlines - 0.3%

241	China Eastern Airlines Corp., Ltd. (ADR)*	7,399
530	China Southern Airlines Co., Ltd. (ADR)*	8,220
187	Gol Linhas Aereas Inteligentes S.A. (ADR)	1,745
1,354	Lan Airlines S.A. (ADR)	16,045
245	Tam S.A. (ADR)*	3,143
		36,552
	Beverages - 1.1%

132	Cia Cervecerias Unidas S.A. (ADR)	4,295
697	Cia de Bebidas das Americas (ADR)	50,634
222	Coca-Cola Femsa, S.A.B de C.V. (ADR)	9,897
94	Embotelladora Andina S.A., Class A (ADR)	1,365
123	Embotelladora Andina S.A., Class B (ADR)	2,108
1,777	Fomento Economico Mexicano, S.A.B de C.V. (ADR)	64,647
130	Vina Concha y Toro S.A. (ADR)	5,299
		138,245
	Biotechnology - 0.0%

169	3SBio, Inc. (ADR)*	1,700

	Capital Markets - 0.0%

32	Administradora de Fondos de Pensiones Provida S.A. (ADR)*	1,044

	Chemicals - 0.5%

366	Braskem S.A. (ADR)*	4,085
530	Sinopec Shanghai Petrochemical Co., Ltd. (ADR)*	22,498
898	Sociedad Quimica y Minera de Chile S.A. (ADR)	31,277
		57,860
	Commercial Banks - 6.9%

7,541	Banco Bradesco S.A. (ADR)	122,240
48	Banco de Chile (ADR)	2,054
177	Banco Santander Chile (ADR)	9,057
722	Bancolumbia S.A. (ADR)	25,660
56	CorpBanca S.A. (ADR)	1,596
1,055	HDFC Bank Ltd. (ADR)	103,928
4,123	ICICI Bank Ltd. (ADR)	125,834
9,415	Itau Unibanco Holding S.A. (ADR)	157,699
3,862	KB Financial Group, Inc. (ADR)*	157,454
2,256	Shinhan Financial Group Co., Ltd. (ADR)	147,362
740	Woori Finance Holdings Co., Ltd. (ADR)*	24,805
		877,689
	Communications Equipment - 0.0%

63	China Techfaith Wireless Communication Technology Ltd. (ADR)*	158

	Computers & Peripherals - 0.0%

127	China Digital TV Holding Co., Ltd. (ADR)	926

	Construction & Engineering - 0.0%

502	Empresas ICA, S.A.B de C.V. (ADR)*	4,272

	Construction Materials - 0.4%

4,299	Cemex, S.A.B de C.V. (ADR)*	57,091

	Diversified Consumer Services - 0.2%

134	ATA, Inc. (ADR)*	953
95	China Distance Education Holdings Ltd. (ADR)*	701
179	ChinaEdu Corp. (ADR)*	1,235
340	New Oriental Education & Technology Group, Inc. (ADR)*	24,021
211	Noah Education Holdings Ltd. (ADR)	937
		27,847
	Diversified Telecommunication Services - 5.1%

206	Brasil TeleCom Participacoes S.A. (ADR)	8,969
292	Brasil Telecom S.A. (ADR)	6,301
569	China Telecom Corp., Ltd. (ADR)	29,377
5,108	China Unicom Hong Kong Ltd. (ADR)	71,512
6,015	Chunghwa Telecom Co., Ltd. (ADR)	102,857
6,311	KT Corp. (ADR)	98,262
2,415	Magyar Telekom Telecommunications plc (ADR)	48,397
275	Mahanagar Telephone Nigam Ltd. (ADR)	1,062
49	Maxcom Telecomunicaciones, S.A.B. de C.V. (ADR)*	160
4,138	P.T. Telekomunikasi Indonesia, Tbk. Co. (ADR)	134,609
1,190	Rostelecom (ADR)	35,962
78	Tata Communications Ltd. (ADR)	1,590
1,698	Tele Norte Leste Participacoes S.A. (ADR)	27,066
1,113	Telefonos de Mexico, S.A.B de C.V. (ADR)	20,691
44	Telefonos de Mexico, S.A.B de C.V., Class A (ADR)	817
3,919	Vimpel-Communications (ADR)*	60,509
		648,141
	Electric Utilities - 1.0%

1,015	Centrais Eletricas Brasileiras S.A. (ADR)	14,606
549	Centrais Eletricas Brasileiras S.A., Class B (ADR)	7,093

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,488	Cia Energetica de Minas Gerais (ADR)	$21,740
423	Cia Paranaense de Energia (ADR)	6,518
152	CPFL Energia S.A. (ADR)	7,956
1,015	Enersis S.A. (ADR)	17,570
4,116	Korea Electric Power Corp. (ADR)*	50,832
		126,315
	Electrical Equipment - 0.5%

318	China Sunergy Co., Ltd. (ADR)*	1,358
1,966	JA Solar Holdings Co., Ltd. (ADR)*	6,999
280	Solarfun Power Holdings Co., Ltd. (ADR)*	1,439
1,845	Suntech Power Holdings Co., Ltd. (ADR)*	26,217
475	Trina Solar Ltd. (ADR)*	12,687
1,331	Yingli Green Energy Holding Co., Ltd. (ADR)*	14,362
		63,062
	Electronic Equipment, Instruments & Components - 1.9%

9,020	AU Optronics Corp. (ADR)	88,932
10,852	LG Display Co., Ltd. (ADR)	157,137
		246,069
	Energy Equipment & Services - 0.0%

77	WSP Holdings Ltd. (ADR)	323

	Food & Staples Retailing - 0.1%

38	Blue Square-Israel Ltd. (ADR)	353
345	China Nepstar Chain Drugstore Ltd. (ADR)	2,191
216	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A (ADR)	10,534
		13,078
	Food Products - 0.4%

483	BRF - Brasil Foods S.A. (ADR)*	21,339
210	Gruma, S.A.B de C.V. (ADR)*	1,270
49	Industrias Bachoco, S.A.B. de C.V. (ADR)	1,065
345	Sadia S.A. (ADR)*	3,036
473	Wimm-Bill-Dann Foods OJSC (ADR)*	29,946
		56,656
	Health Care Equipment & Supplies - 0.3%

337	China Medical Technologies, Inc. (ADR)*	5,190
1,029	Mindray Medical International Ltd. (ADR)	31,796
		36,986
	Health Care Providers & Services - 0.0%

22	Grupo Casa Saba, S.A.B de C.V. (ADR)	402

	Hotels, Restaurants & Leisure - 0.4%

796	Ctrip.com International Ltd. (ADR)*	38,956
259	Home Inns & Hotels Management, Inc. (ADR)*	6,234
		45,190
	Household Durables - 0.1%

206	Desarrolladora Homex, S.A.B de C.V. (ADR)*	7,321
172	Gafisa S.A. (ADR)	5,042
		12,363
	Independent Power Producers & Energy Traders - 0.2%

438	Empresa Nacional de Electricidad S.A. (ADR)	20,196
357	Huaneng Power International, Inc. (ADR)	9,989
		30,185
	Insurance - 4.1%

8,143	China Life Insurance Co., Ltd. (ADR)	515,941
186	CNinsure, Inc. (ADR)	3,076
		519,017
	Internet & Catalog Retail - 0.0%

161	Acorn International, Inc. (ADR)*	567

	Internet Software & Services - 0.1%

34	Baidu, Inc. (ADR)*	11,222
27	China Finance Online Co., Ltd. (ADR)*	258
166	Netease.com, Inc. (ADR)*	6,970
117	Sify Technologies Ltd. (ADR)*	238
		18,688
	IT Services - 1.1%

2,644	Infosys Technologies Ltd. (ADR)	114,300
111	Patni Computer Systems Ltd. (ADR)	1,906
1,274	Wipro Ltd. (ADR)	20,065
63	WNS Holdings Ltd. (ADR)	946
		137,217
	Life Sciences Tools & Services - 0.1%

864	WuXi PharmaTech Cayman, Inc. (ADR)*	10,143

	Machinery - 0.5%

5,000	Tata Motors Ltd. (ADR)	57,950

	Media - 0.6%

261	AirMedia Group, Inc. (ADR)*	1,913
1,092	Focus Media Holding Ltd. (ADR)*	9,784
29	Grupo Radio Centro, S.A.B de C.V. (ADR)	239
2,979	Grupo Televisa S.A. (ADR)	52,073
985	NET Servicos de Comunicacao S.A. (ADR)	10,401
509	VisionChina Media, Inc. (ADR)*	2,871
		77,281
	Metals & Mining - 12.2%

3,590	Aluminum Corp. of China Ltd. (ADR)	95,350
5,345	AngloGold Ashanti Ltd. (ADR)	205,355
1,909	Cia de Minas Buenaventura S.A. (ADR)	48,240

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,754	Cia Siderurgica Nacional S.A. (ADR)	$45,762
385	DRDGOLD Ltd. (ADR)	2,703
3,135	Gerdau S.A. (ADR)	36,836
10,056	Gold Fields Ltd. (ADR)	121,376
120	Grupo Simec, S.A.B de C.V. (ADR)*	983
5,222	Harmony Gold Mining Co., Ltd. (ADR)*	49,087
20,955	Mechel OAO (ADR)	255,861
3,519	POSCO (ADR)	321,848
792	Randgold Resources Ltd. (ADR)	46,577
7,182	Sterlite Industries India Ltd. (ADR)*	96,167
12,554	Vale S.A. (ADR)	228,342
		1,554,487
	Oil, Gas & Consumable Fuels - 6.3%

777	China Petroleum & Chemical Corp. (ADR)	65,229
702	CNOOC Ltd. (ADR)	91,716
1,058	Ecopetrol S.A. (ADR)	27,254
150	Gushan Environmental Energy Ltd. (ADR)	291
971	PetroChina Co., Ltd. (ADR)	106,567
8,902	Petroleo Brasileiro S.A. (ADR)	325,267
4,340	Sasol Ltd. (ADR)	164,009
360	Ultrapar Participacoes S.A. (ADR)	13,054
895	Yanzhou Coal Mining Co., Ltd. (ADR)	12,539
		805,926
	Paper & Forest Products - 0.3%

237	Aracruz Celulose S.A. (ADR)*	5,006
7,136	Sappi Ltd. (ADR)	28,187
650	Votorantim Celulose e Papel S.A. (ADR)	10,274
		43,467
	Pharmaceuticals - 2.1%

4,414	Dr. Reddys Laboratories Ltd. (ADR)	71,154
395	Simcere Pharmaceutical Group (ADR)*	2,978
3,687	Teva Pharmaceutical Industries Ltd. (ADR)	189,880
230	Tongjitang Chinese Medicines Co. (ADR)*	904
		264,916
	Professional Services - 0.0%

145	51job, Inc. (ADR)*	1,852

	Real Estate Management & Development - 0.1%

527	E-House China Holdings Ltd. (ADR)*	10,050
196	Xinyuan Real Estate Co., Ltd. (ADR)*	821
		10,871
	Road & Rail - 0.1%

666	Guangshen Railway Co., Ltd. (ADR)	14,645

	Semiconductors & Semiconductor Equipment - 5.7%

235	Actions Semiconductor Co., Ltd. (ADR)*	533
9,929	Advanced Semiconductor Engineering, Inc. (ADR)	34,752
942	Himax Technologies, Inc. (ADR)	3,288
102	LDK Solar Co., Ltd. (ADR)*	918
100	O2Micro International Ltd. (ADR)	516
110	Renesola Ltd. (ADR)*	619
887	Semiconductor Manufacturing International Corp. (ADR)*	2,218
257	Silicon Motion Technology Corp. (ADR)	899
7,213	Siliconware Precision Industries Co. (ADR)	45,442
81	Spreadtrum Communications, Inc. (ADR)*	252
50,881	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	544,427
29,649	United Microelectronics Corp. (ADR)*	96,359
65	Vimicro International Corp. (ADR)*	207
		730,430
	Software - 0.3%

24	Changyou.com Ltd. (ADR)*	906
286	Giant Interactive Group, Inc. (ADR)	2,159
61	KongZhong Corp. (ADR)*	702
46	Longtop Financial Technologies Ltd. (ADR)*	1,136
918	Nice Systems Ltd. (ADR)*	25,723
67	Perfect World Co., Ltd. (ADR)*	2,556
101	Shanda Interactive Entertainment Ltd. (ADR)*	4,945
33	The9 Ltd. (ADR)	248
57	VanceInfo Technologies, Inc. (ADR)*	779
320	Webzen, Inc. (ADR)*	931
		40,085
	Transportation Infrastructure - 0.1%

58	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (ADR)	661
239	Grupo Aeroportuario del Pacifico, S.A.B. de C.V. (ADR)	6,255
61	Grupo Aeroportuario del Sureste, S.A.B. de C.V. (ADR)	2,507
		9,423
	Water Utilities - 0.1%

223	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	8,162

	Wireless Telecommunication Services - 6.0%

3,159	America Movil, S.A.B. de C.V. (ADR)	142,603
3,345	China Mobile Ltd. (ADR)	164,641
2,419	Mobile Telesystems OJSC (ADR)	104,936
1,262	Partner Communications Co., Ltd. (ADR)	24,243
737	Philippine Long Distance Telephone Co. (ADR)	37,919
393	PT Indosat Tbk. (ADR)	10,175
7,793	SK Telecom Co., Ltd. (ADR)	121,259
36	Telemig Celular Participacoes S.A. (ADR)	2,231
388	Tim Participacoes S.A. (ADR)	8,249
7,974	Turkcell Iletisim Hizmet A.S. (ADR)	128,461

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
870	Vivo Participacoes S.A. (ADR)	$19,801
		764,518
	Total Common Stocks (Cost $7,711,274)	7,564,373

	Investment Companies (a) - 2.7%
	Mutual Funds - 2.7%

24,126	iShares MSCI Malaysia Index Fund	233,540
2,923	iShares MSCI Thailand Index Fund	108,618
	Total Investment Companies (Cost $344,585)	342,158

Principal Amount
	U.S. Government & Agency Security (a) - 0.4%
$45,402	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $45,402)	45,402

	Repurchase Agreements (a) - 58.7%
454,020	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $454,023(b)	454,020
422,832	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $422,834(c)	422,832
681,030	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $681,046(d)	681,030
681,030	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $681,049(e)	681,030
311,142	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $311,144(f)	311,142
908,039	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $908,065(g)	908,039
227,010	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $227,011(h)	227,010
908,039	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $908,044(i)	908,039
272,412	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $272,413(j)	272,412
113,505	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $113,506(k)	113,505
1,816,079	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $1,816,090(l)	1,816,079
686,193	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $686,197(m)	686,193
	Total Repurchase Agreements (Cost $7,481,331)	7,481,331
	Total Investment Securities (Cost $15,582,592) — 121.1%	15,433,264
	Liabilities in excess of other assets — (21.1%)	(2,687,294)
	Net Assets — 100.0%	$12,745,970

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $2,585,653.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $463,100. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $431,290. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $694,653. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $694,653. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $317,366. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $926,202. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $231,551. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $926,201. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $277,862. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $115,776. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $1,852,401. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $699,918. The investment in the repurchase agreement was through participation in a pooled account.

ADR	American Depositary Receipt

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,885
Aggregate gross unrealized depreciation	(237,195)
Net unrealized depreciation	$(168,310)
Federal income tax cost of investments	$15,601,574

See accompanying notes to schedules of portfolio investments.

Swap Agreements††

Ultra MSCI Emerging Markets had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse (Europe) Limited, based on the MSCI Emerging Markets Index	$4,479,226	$79,040

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index	13,102,519	(502,703)

		$(423,663)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Ultra MSCI Emerging Markets invested, as a percentage of net assets, in the following countries as of August 31, 2009:

Brazil	9.4%
Cayman Islands	0.0%
Chile	0.9%
China	9.0%
Colombia	0.4%
Hong Kong	2.6%
Hungary	0.4%
India	4.7%
Indonesia	1.1%
Israel	1.9%
Mexico	2.9%
Peru	0.4%
Philippines	0.3%
Russia	3.8%
South Africa	4.5%
South Korea	8.5%
Taiwan	7.2%
Turkey	1.0%
United States	3.0%
Other (1)	38.0%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$7,564,373	$—	$7,564,373
Investment Companies	342,158	—	342,158
U.S. Government & Agency Security	—	45,402	45,402
Repurchase Agreements	—	7,481,331	7,481,331
Total Investment Securities	7,906,531	7,526,733	15,433,264
Other Financial Instruments*:
Swap Agreements	—	(423,663)	(423,663)
Total Other Financial Instruments	—	(423,663)	(423,663)
Total Investments	$7,906,531	$7,103,070	$15,009,601

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE/Xinhua China 25

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$104,611	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $104,611)	$104,611

	Repurchase Agreements (a) - 111.2%
1,046,112	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,046,118(b)	1,046,112
974,251	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $974,257(c)	974,251
1,569,168	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,569,205(d)	1,569,168
1,569,168	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,569,211(e)	1,569,168
716,905	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $716,909(f)	716,905
2,092,224	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $2,092,285(g)	2,092,224
523,056	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $523,059(h)	523,056
2,092,224	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,092,236(i)	2,092,224
627,667	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $627,670(j)	627,667
261,528	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $261,529(k)	261,528
4,184,447	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $4,184,473(l)	4,184,447
1,581,067	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,581,076(m)	1,581,067
	Total Repurchase Agreements (Cost $17,237,817)	17,237,817
	Total Investment Securities (Cost $17,342,428)† — 111.9%	17,342,428
	Liabilities in excess of other assets — (11.9%)	(1,847,997)
	Net Assets — 100.0%	$15,494,431

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $6,930,328.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $1,067,034. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $993,739. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,600,557. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,600,556. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $731,246. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $2,134,074. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $533,518. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $2,134,072. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $640,224. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $266,760. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $4,268,137. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,612,691. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Ultra FTSE/Xinhua China 25 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index	$11,579,737	$(396,854)

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index	13,825,677	(1,064,821)

Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index	5,632,573	(364,677)

		$(1,826,352)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$104,611	$104,611
Repurchase Agreements	—	17,237,817	17,237,817
Total Investment Securities	—	17,342,428	17,342,428
Other Financial Instruments*:
Swap Agreements	—	(1,826,352)	(1,826,352)
Total Other Financial Instruments	—	(1,826,352)	(1,826,352)
Total Investments	$—	$15,516,076	$15,516,076

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$56,826	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $56,826)	$56,826

	Repurchase Agreements (a) - 90.4%
568,257	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $568,260(b)	568,257
529,222	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $529,225(c)	529,222
852,386	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $852,406(d)	852,386
852,386	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $852,409(e)	852,386
389,429	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $389,431(f)	389,429
1,136,514	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $1,136,547(g)	1,136,514
284,129	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $284,131(h)	284,129
1,136,514	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,136,521(i)	1,136,514
340,954	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $340,956(j)	340,954
142,064	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $142,065(k)	142,064
2,273,028	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $2,273,042(l)	2,273,028
858,850	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $858,855(m)	858,850
	Total Repurchase Agreements (Cost $9,363,733)	9,363,733
	Total Investment Securities (Cost $9,420,559)† — 91.0%	9,420,559
	Other assets less liabilities — 9.0%	927,561
	Net Assets — 100.0%	$10,348,120

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $2,485,573.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $579,622. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $539,808. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $869,437. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $869,436. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $397,219. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,159,247. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $289,812. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,159,246. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $347,775. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $144,906. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $2,318,489. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $876,028. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Japan had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on MSCI Japan Index	$12,948,276	$946,401

Equity Index Swap Agreement with Deutsche Bank AG, based on MSCI Japan Index	7,663,674	(656)

		$945,745

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$56,826	$56,826
Repurchase Agreements	—	9,363,733	9,363,733
Total Investment Securities	—	9,420,559	9,420,559
Other Financial Instruments*:
Swap Agreements	—	945,745	945,745
Total Other Financial Instruments	—	945,745	945,745
Total Investments	$—	$10,366,304	$10,366,304

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$1,197,599	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $1,197,599)	$1,197,599

	Repurchase Agreements (a) - 103.7%
11,976,017	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $11,976,084(b)	11,976,017
11,153,348	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $11,153,413(c)	11,153,348
17,964,026	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $17,964,445(d)	17,964,026
17,964,026	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $17,964,515(e)	17,964,026
8,207,220	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $8,207,263(f)	8,207,220
23,952,035	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $23,952,734(g)	23,952,035
5,988,009	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $5,988,042(h)	5,988,009
23,952,035	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $23,952,175(i)	23,952,035
7,185,610	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $7,185,648(j)	7,185,610
2,994,004	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,994,021(k)	2,994,004
47,904,070	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $47,904,363(l)	47,904,070
18,100,257	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $18,100,358(m)	18,100,257
	Total Repurchase Agreements (Cost $197,340,657)	197,340,657
	Total Investment Securities (Cost $198,538,256)† — 104.3%	198,538,256
	Liabilities in excess of other assets — (4.3%)	(8,257,661)
	Net Assets — 100.0%	$190,280,595

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $25,796,202.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $12,215,538. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $11,376,452. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $18,323,367. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $18,323,360. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $8,371,394. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $24,431,135. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $6,107,784. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $24,431,112. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $7,329,370. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $3,053,904. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $48,862,162. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $18,462,291. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	1,442	09/18/09	$46,893,840	$(2,287,698)

Cash collateral in the amount of $4,221,612 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short QQQ® had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	$(22,691,726)	$(796,339)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(21,039,811)	(889,738)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(5,372,317)	—

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(53,985,620)	(11,500,870)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(40,284,583)	(609,911)

		$(13,796,858)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$1,197,599	$1,197,599
Repurchase Agreements	—	197,340,657	197,340,657
Total Investment Securities	—	198,538,256	198,538,256
Other Financial Instruments*:
Futures Contracts	(2,287,698)	—	(2,287,698)
Swap Agreements	—	(13,796,858)	(13,796,858)
Total Other Financial Instruments	(2,287,698)	(13,796,858)	(16,084,556)
Total Investments	$(2,287,698)	$184,741,398	$182,453,700

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$1,638,788	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $1,638,788)	$1,638,788

	Repurchase Agreements (a) - 106.1%
16,387,915	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $16,388,006(b)	16,387,915
15,262,179	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $15,262,268(c)	15,262,179
24,581,872	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $24,582,446(d)	24,581,872
24,581,872	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $24,582,541(e)	24,581,872
11,230,714	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $11,230,773(f)	11,230,714
32,775,829	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $32,776,785(g)	32,775,829
8,193,957	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $8,194,003(h)	8,193,957
32,775,829	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $32,776,020(i)	32,775,829
9,832,749	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $9,832,801(j)	9,832,749
4,096,979	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $4,097,002(k)	4,096,979
65,551,658	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $65,552,059(l)	65,551,658
24,768,286	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $24,768,424(m)	24,768,286
	Total Repurchase Agreements (Cost $270,039,839)	270,039,839
	Total Investment Securities (Cost $271,678,627)† — 106.7%	271,678,627
	Liabilities in excess of other assets — (6.7%)	(17,172,625)
	Net Assets — 100.0%	$254,506,002

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $32,155,693.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $16,715,674. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $15,567,473. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $25,073,592. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $25,073,583. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $11,455,369. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $33,431,427. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $8,357,856. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $33,431,396. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $10,029,469. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $4,178,946. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $66,862,705. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $25,263,691. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	1,311	09/18/09	$62,233,170	$(4,673,792)

Cash collateral in the amount of $8,434,973 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

Short Dow30SM had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	$(18,679,860)	$(756,742)

Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	(21,217,442)	(930,624)

Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	(120,876,944)	(21,445,408)

Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	(31,502,297)	(1,217,469)

		$(24,350,243)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$1,638,788	$1,638,788
Repurchase Agreements	—	270,039,839	270,039,839
Total Investment Securities	—	271,678,627	271,678,627
Other Financial Instruments*:
Futures Contracts	(4,673,792)	—	(4,673,792)
Swap Agreements	—	(24,350,243)	(24,350,243)
Total Other Financial Instruments	(4,673,792)	(24,350,243)	(29,024,035)
Total Investments	$(4,673,792)	$247,328,384	$242,654,592

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$8,382,000	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $8,382,000)	$8,382,000

	Repurchase Agreements (a) - 101.3%
83,820,191	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $83,820,657(b)	83,820,191
78,062,327	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $78,062,782(c)	78,062,327
125,730,286	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $125,733,220(d)	125,730,286
125,730,286	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $125,733,709(e)	125,730,286
57,442,364	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $57,442,667(f)	57,442,364
167,640,381	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $167,645,271(g)	167,640,381
41,910,095	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $41,910,328(h)	41,910,095
167,640,381	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $167,641,359(i)	167,640,381
50,292,114	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $50,292,379(j)	50,292,114
20,955,048	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $20,955,164(k)	20,955,048
335,280,762	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $335,282,811(l)	335,280,762
126,683,758	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $126,684,462(m)	126,683,758
	Total Repurchase Agreements (Cost $1,381,187,993)	1,381,187,993
	Total Investment Securities (Cost $1,389,569,993)† — 101.9%	1,389,569,993
	Liabilities in excess of other assets — (1.9%)	(25,831,411)
	Net Assets — 100.0%	$1,363,738,582

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $194,074,328.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $85,496,600. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $79,623,834. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $128,245,313. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $128,245,268. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $58,591,419. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $170,993,603. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $42,748,400. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $170,993,444. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $51,298,289. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $21,374,289. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $341,986,450. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $129,217,634. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	6,553	09/18/09	$334,448,738	$(26,559,219)

Cash collateral in the amount of $31,828,665 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

Short S&P500® had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$(110,348,245)	$(2,305,481)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(170,390,283)	(12,727,749)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(34,237,820)	—

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(353,808,978)	(67,975,486)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(360,507,636)	(12,689,455)

		$(95,698,171)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$8,382,000	$8,382,000
Repurchase Agreements	—	1,381,187,993	1,381,187,993
Total Investment Securities	—	1,389,569,993	1,389,569,993
Other Financial Instruments*:
Futures Contracts	(26,559,219)	—	(26,559,219)
Swap Agreements	—	(95,698,171)	(95,698,171)
Total Other Financial Instruments	(26,559,219)	(95,698,171)	(122,257,390)
Total Investments	$(26,559,219)	$1,293,871,822	$1,267,312,603

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$297,546	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $297,546)	$297,546

	Repurchase Agreements (a) - 108.3%
2,975,468	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,975,485(b)	2,975,468
2,771,074	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,771,090(c)	2,771,074
4,463,202	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $4,463,306(d)	4,463,202
4,463,202	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $4,463,323(e)	4,463,202
2,039,102	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $2,039,113(f)	2,039,102
5,950,936	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $5,951,110(g)	5,950,936
1,487,734	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,487,742(h)	1,487,734
5,950,936	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $5,950,971(i)	5,950,936
1,785,281	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,785,290(j)	1,785,281
743,867	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $743,871(k)	743,867
11,901,872	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $11,901,945(l)	11,901,872
4,497,050	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $4,497,075(m)	4,497,050
	Total Repurchase Agreements (Cost $49,029,724)	49,029,724
	Total Investment Securities (Cost $49,327,270)† — 109.0%	49,327,270
	Liabilities in excess of other assets — (9.0%)	(4,060,911)
	Net Assets — 100.0%	$45,266,359

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $6,771,875.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $3,034,978. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $2,826,505. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $4,552,481. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $4,552,479. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $2,079,891. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $6,069,969. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,517,492. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $6,069,964. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,820,998. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $758,749. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $12,139,912. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $4,586,998. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	139	09/18/09	$9,076,700	$(250,901)

Cash collateral in the amount of $906,423 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

Short MidCap400 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	$(4,772,077)	$(210,502)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(6,731,318)	(239,136)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(19,488,154)	(4,379,994)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	(5,211,433)	(219,972)

		$(5,049,604)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$297,546	$297,546
Repurchase Agreements	—	49,029,724	49,029,724
Total Investment Securities	—	49,327,270	49,327,270
Other Financial Instruments*:
Futures Contracts	(250,901)	—	(250,901)
Swap Agreements	—	(5,049,604)	(5,049,604)
Total Other Financial Instruments	(250,901)	(5,049,604)	(5,300,505)
Total Investments	$(250,901)	$44,277,666	$44,026,765

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$278,900	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $278,900)	$278,900

	Repurchase Agreements (a) - 107.0%
2,789,003	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,789,018(b)	2,789,003
2,597,418	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,597,433(c)	2,597,418
4,183,505	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $4,183,603(d)	4,183,505
4,183,505	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $4,183,619(e)	4,183,505
1,911,317	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,911,327(f)	1,911,317
5,578,007	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $5,578,170(g)	5,578,007
1,394,502	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,394,510(h)	1,394,502
5,578,007	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $5,578,040(i)	5,578,007
1,673,402	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,673,411(j)	1,673,402
697,251	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $697,255(k)	697,251
11,156,014	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $11,156,082(l)	11,156,014
4,215,230	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $4,215,253(m)	4,215,230
	Total Repurchase Agreements (Cost $45,957,161)	45,957,161
	Total Investment Securities (Cost $46,236,061)† — 107.6%	46,236,061
	Liabilities in excess of other assets — (7.6%)	(3,274,787)
	Net Assets — 100.0%	$42,961,274

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $8,913,743.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $2,844,783. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $2,649,375. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $4,267,189. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $4,267,188. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $1,949,550. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $5,689,581. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,422,395. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $5,689,576. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,706,881. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $711,201. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $11,379,137. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $4,299,541. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	$(2,474,803)	$(641,471)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(14,756,546)	(630,144)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(6,930,088)	(1,220,379)

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600™ Index	(18,838,859)	(733,294)

		$(3,225,288)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$278,900	$278,900
Repurchase Agreements	—	45,957,161	45,957,161
Total Investment Securities	—	46,236,061	46,236,061
Other Financial Instruments*:
Swap Agreements	—	(3,225,288)	(3,225,288)
Total Other Financial Instruments	—	(3,225,288)	(3,225,288)
Total Investments	$—	$43,010,773	$43,010,773

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$649,090	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $649,090)	$649,090

	Repurchase Agreements (a) - 106.2%
6,490,916	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $6,490,952(b)	6,490,916
6,045,035	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $6,045,070(c)	6,045,035
9,736,374	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $9,736,601(d)	9,736,374
9,736,374	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $9,736,639(e)	9,736,374
4,448,255	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $4,448,278(f)	4,448,255
12,981,832	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $12,982,211(g)	12,981,832
3,245,458	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $3,245,476(h)	3,245,458
12,981,832	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $12,981,908(i)	12,981,832
3,894,550	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $3,894,571(j)	3,894,550
1,622,729	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,622,738(k)	1,622,729
25,963,663	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $25,963,822(l)	25,963,663
9,810,208	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $9,810,263(m)	9,810,208
	Total Repurchase Agreements (Cost $106,957,226)	106,957,226
	Total Investment Securities (Cost $107,606,316)† — 106.8%	107,606,316
	Liabilities in excess of other assets — (6.8%)	(6,898,279)
	Net Assets — 100.0%	$100,708,037

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $15,654,795.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $6,620,735. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $6,165,956. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $9,931,134. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $9,931,131. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $4,537,236. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $13,241,501. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $3,310,375. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $13,241,488. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $3,972,467. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $1,655,194. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $26,482,942. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $10,006,428. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	439	09/18/09	$25,058,120	$(1,107,801)

Cash collateral in the amount of $1,749,851 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

Short Russell2000 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$(13,843,699)	$(669,951)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(9,003,848)	(436,821)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(30,834,193)	(7,113,245)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(21,964,117)	(635,595)

		$(8,855,612)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$649,090	$649,090
Repurchase Agreements	—	106,957,226	106,957,226
Total Investment Securities	—	107,606,316	107,606,316
Other Financial Instruments*:
Futures Contracts	(1,107,801)	—	(1,107,801)
Swap Agreements	—	(8,855,612)	(8,855,612)
Total Other Financial Instruments	(1,107,801)	(8,855,612)	(9,963,413)
Total Investments	$(1,107,801)	$98,750,704	$97,642,903

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$7,306,634	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $7,306,634)	$7,306,634

	Repurchase Agreements (a) - 106.6%
73,066,503	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $73,066,909(b)	73,066,503
68,047,342	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $68,047,739(c)	68,047,342
109,599,754	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $109,602,311(d)	109,599,754
109,599,754	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $109,602,738(e)	109,599,754
50,072,812	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $50,073,076(f)	50,072,812
146,133,006	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $146,137,268(g)	146,133,006
36,533,251	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $36,533,454(h)	36,533,251
146,133,006	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $146,133,858(i)	146,133,006
43,839,902	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $43,840,133(j)	43,839,902
18,266,626	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $18,266,727(k)	18,266,626
292,266,011	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $292,267,797(l)	292,266,011
110,430,900	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $110,431,514(m)	110,430,900
	Total Repurchase Agreements (Cost $1,203,988,867)	1,203,988,867
	Total Investment Securities (Cost $1,211,295,501)† — 107.2%	1,211,295,501
	Liabilities in excess of other assets — (7.2%)	(81,840,018)
	Net Assets — 100.0%	$1,129,455,483

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $327,760,902.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $74,527,838. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $69,408,516. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $111,792,117. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $111,792,077. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $51,074,449. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $149,056,027. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $37,264,006. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $149,055,889. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $44,716,990. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $18,632,080. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $298,111,394. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $112,639,693. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	8,102	09/18/09	$263,477,040	$(3,235,308)

Cash collateral in the amount of $26,643,705 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	$(194,455,760)	$(3,519,105)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(353,764,384)	(19,151,139)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(231,065,512)	—

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(611,655,839)	(130,304,593)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(604,467,535)	(9,151,676)

		$(162,126,513)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$7,306,634	$7,306,634
Repurchase Agreements	—	1,203,988,867	1,203,988,867
Total Investment Securities	—	1,211,295,501	1,211,295,501
Other Financial Instruments*:
Futures Contracts	(3,235,308)	—	(3,235,308)
Swap Agreements	—	(162,126,513)	(162,126,513)
Total Other Financial Instruments	(3,235,308)	(162,126,513)	(165,361,821)
Total Investments	$(3,235,308)	$1,049,168,988	$1,045,933,680

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$3,863,327	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $3,863,327)	$3,863,327

	Repurchase Agreements (a) - 106.3%
38,633,355	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $38,633,570(b)	38,633,355
35,979,512	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $35,979,722(c)	35,979,512
57,950,032	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $57,951,384(d)	57,950,032
57,950,032	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $57,951,610(e)	57,950,032
26,475,617	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $26,475,757(f)	26,475,617
77,266,710	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $77,268,964(g)	77,266,710
19,316,677	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $19,316,784(h)	19,316,677
77,266,710	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $77,267,161(i)	77,266,710
23,180,013	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $23,180,135(j)	23,180,013
9,658,339	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $9,658,393(k)	9,658,339
154,533,419	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $154,534,363(l)	154,533,419
58,389,494	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $58,389,818(m)	58,389,494
	Total Repurchase Agreements (Cost $636,599,910)	636,599,910
	Total Investment Securities (Cost $640,463,237)† — 106.9%	640,463,237
	Liabilities in excess of other assets — (6.9%)	(41,248,891)
	Net Assets — 100.0%	$599,214,346

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $161,104,051.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $39,406,025. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $36,699,222. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $59,109,227. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $59,109,206. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $27,005,225. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $78,812,235. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $19,703,058. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $78,812,162. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $23,643,766. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $9,851,570. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $157,624,121. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $59,557,377. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	2,914	09/18/09	$138,327,580	$(5,024,766)

Cash collateral in the amount of $19,699,025 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	$(57,036,750)	$(2,253,615)

Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	(124,841,950)	(6,292,556)

Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageSM Index	(162,920,218)	—

Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	(426,063,542)	(75,590,154)

Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	(289,246,727)	(11,178,513)

		$(95,314,838)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$3,863,327	$3,863,327
Repurchase Agreements	—	636,599,910	636,599,910
Total Investment Securities	—	640,463,237	640,463,237
Other Financial Instruments*:
Futures Contracts	(5,024,766)	—	(5,024,766)
Swap Agreements	—	(95,314,838)	(95,314,838)
Total Other Financial Instruments	(5,024,766)	(95,314,838)	(100,339,604)
Total Investments	$(5,024,766)	$545,148,399	$540,123,633

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$24,133,005	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $24,133,005)	$24,133,005

	Repurchase Agreements (a) - 112.1%
241,330,586	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $241,331,927(b)	241,330,586
224,752,854	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $224,754,165(c)	224,752,854
361,995,879	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $362,004,326(d)	361,995,879
361,995,879	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $362,005,733(e)	361,995,879
165,384,966	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $165,385,839(f)	165,384,966
482,661,172	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $482,675,250(g)	482,661,172
120,665,293	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $120,665,963(h)	120,665,293
482,661,172	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $482,663,988(i)	482,661,172
144,798,352	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $144,799,116(j)	144,798,352
60,332,647	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $60,332,982(k)	60,332,647
965,322,344	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $965,328,243(l)	965,322,344
364,741,064	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $364,743,090(m)	364,741,064
	Total Repurchase Agreements (Cost $3,976,642,208)	3,976,642,208
	Total Investment Securities (Cost $4,000,775,213)† — 112.8%	4,000,775,213
	Liabilities in excess of other assets — (12.8%)	(454,016,608)
	Net Assets — 100.0%	$3,546,758,605

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $1,130,555,210.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $246,157,213. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $229,248,661. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $369,237,010. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $369,236,879. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $168,693,264. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $492,315,588. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $123,078,895. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $492,315,131. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $147,695,276. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $61,539,702. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $984,629,000. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $372,036,465. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	16,543	09/18/09	$844,313,363	$(32,457,666)

Cash collateral in the amount of $92,235,550 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$(811,622,469)	$(33,808,694)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(988,055,687)	(43,541,599)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(134,216,755)	—

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(2,358,044,040)	(453,038,786)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(1,957,257,689)	(68,893,225)

		$(599,282,304)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$24,133,005	$24,133,005
Repurchase Agreements	—	3,976,642,208	3,976,642,208
Total Investment Securities	—	4,000,775,213	4,000,775,213
Other Financial Instruments*:
Futures Contracts	(32,457,666)	—	(32,457,666)
Swap Agreements	—	(599,282,304)	(599,282,304)
Total Other Financial Instruments	(32,457,666)	(599,282,304)	(631,739,970)
Total Investments	$(32,457,666)	$3,401,492,909	$3,369,035,243

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$33,011	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $33,011)	$33,011

	Repurchase Agreements (a) - 115.4%
330,107	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $330,109(b)	330,107
307,431	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $307,433(c)	307,431
495,160	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $495,172(d)	495,160
495,160	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $495,173(e)	495,160
226,224	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $226,225(f)	226,224
660,213	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $660,232(g)	660,213
165,053	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $165,054(h)	165,053
660,213	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $660,217(i)	660,213
198,064	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $198,065(j)	198,064
82,527	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $82,527(k)	82,527
1,320,427	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $1,320,435(l)	1,320,427
498,915	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $498,918(m)	498,915
	Total Repurchase Agreements (Cost $5,439,494)	5,439,494
	Total Investment Securities (Cost $5,472,505)† — 116.1%	5,472,505
	Liabilities in excess of other assets — (16.1%)	(757,766)
	Net Assets — 100.0%	$4,714,739

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $790,132.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $336,709. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $313,581. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $505,065. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $505,065. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $230,749. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $673,419. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $168,354. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $673,418. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $202,027. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $84,178. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $1,346,836. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $508,894. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(6,007,603)	$(628,506)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(2,113,849)	(78,756)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,315,325)	(43,149)

		$(750,411)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$33,011	$33,011
Repurchase Agreements	—	5,439,494	5,439,494
Total Investment Securities	—	5,472,505	5,472,505
Other Financial Instruments*:
Swap Agreements	—	(750,411)	(750,411)
Total Other Financial Instruments	—	(750,411)	(750,411)
Total Investments	$—	$4,722,094	$4,722,094

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$392,608	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $392,608)	$392,608

	Repurchase Agreements (a) - 130.9%
3,926,085	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $3,926,107(b)	3,926,085
3,656,390	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $3,656,411(c)	3,656,390
5,889,127	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $5,889,264(d)	5,889,127
5,889,127	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $5,889,287(e)	5,889,127
2,690,564	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $2,690,578(f)	2,690,564
7,852,169	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $7,852,398(g)	7,852,169
1,963,042	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,963,053(h)	1,963,042
7,852,169	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $7,852,215(i)	7,852,169
2,355,651	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $2,355,663(j)	2,355,651
981,521	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $981,526(k)	981,521
15,704,338	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $15,704,434(l)	15,704,338
5,933,787	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $5,933,820(m)	5,933,787
	Total Repurchase Agreements (Cost $64,693,970)	64,693,970
	Total Investment Securities (Cost $65,086,578)† — 131.7%	65,086,578
	Liabilities in excess of other assets — (31.7%)	(15,656,292)
	Net Assets — 100.0%	$49,430,286

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $18,442,874.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $4,004,607. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $3,729,530. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $6,006,929. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $6,006,927. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $2,744,385. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $8,009,232. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $2,002,308. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $8,009,224. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $2,402,780. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $1,001,158. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $16,018,428. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $6,052,472. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	147	09/18/09	$9,599,100	$(56,032)

Cash collateral in the amount of $697,781 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	$(1,580,120)	$(158,676)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(8,541,039)	(621,049)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(64,176,062)	(14,423,672)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	(14,978,735)	(630,752)

		$(15,834,149)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$392,608	$392,608
Repurchase Agreements	—	64,693,970	64,693,970
Total Investment Securities	—	65,086,578	65,086,578
Other Financial Instruments*:
Futures Contracts	(56,032)	—	(56,032)
Swap Agreements	—	(15,834,149)	(15,834,149)
Total Other Financial Instruments	(56,032)	(15,834,149)	(15,890,181)
Total Investments	$(56,032)	$49,252,429	$49,196,397

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$212,103	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $212,103)	$212,103

	Repurchase Agreements (a) - 124.6%
2,121,036	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,121,048(b)	2,121,036
1,975,335	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,975,347(c)	1,975,335
3,181,554	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $3,181,628(d)	3,181,554
3,181,554	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $3,181,641(e)	3,181,554
1,453,556	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,453,564(f)	1,453,556
4,242,071	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $4,242,195(g)	4,242,071
1,060,518	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,060,524(h)	1,060,518
4,242,071	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $4,242,096(i)	4,242,071
1,272,621	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,272,628(j)	1,272,621
530,259	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $530,262(k)	530,259
8,484,143	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $8,484,195(l)	8,484,143
3,205,680	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $3,205,698(m)	3,205,680
	Total Repurchase Agreements (Cost $34,950,398)	34,950,398
	Total Investment Securities (Cost $35,162,501)† — 125.4%	35,162,501
	Liabilities in excess of other assets — (25.4%)	(7,115,664)
	Net Assets — 100.0%	$28,046,837

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $12,337,184.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $2,163,457. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $2,014,848. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $3,245,196. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $3,245,195. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $1,482,632. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $4,326,923. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,081,731. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $4,326,919. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,298,082. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $540,868. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $8,653,828. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $3,269,799. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	$(9,275,354)	$(2,052,748)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(15,862,211)	(484,201)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(16,824,937)	(3,971,752)

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600TM Index	(14,211,582)	(570,909)

		$(7,079,610)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$212,103	$212,103
Repurchase Agreements	—	34,950,398	34,950,398
Total Investment Securities	—	35,162,501	35,162,501
Other Financial Instruments*:
Swap Agreements	—	(7,079,610)	(7,079,610)
Total Other Financial Instruments	—	(7,079,610)	(7,079,610)
Total Investments	$—	$28,082,891	$28,082,891

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$3,184,754	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $3,184,754)	$3,184,754

	Repurchase Agreements (a) - 123.1%
31,847,615	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $31,847,792(b)	31,847,615
29,659,905	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $29,660,078(c)	29,659,905
47,771,422	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $47,772,537(d)	47,771,422
47,771,422	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $47,772,722(e)	47,771,422
21,825,318	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $21,825,433(f)	21,825,318
63,695,230	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $63,697,088(g)	63,695,230
15,923,807	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $15,923,895(h)	15,923,807
63,695,230	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $63,695,602(i)	63,695,230
19,108,569	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $19,108,670(j)	19,108,569
7,961,904	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $7,961,948(k)	7,961,904
127,390,459	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $127,391,237(l)	127,390,459
48,133,696	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $48,133,963(m)	48,133,696
	Total Repurchase Agreements (Cost $524,784,577)	524,784,577
	Total Investment Securities (Cost $527,969,331)† — 123.8%	527,969,331
	Liabilities in excess of other assets — (23.8%)	(101,536,402)
	Net Assets — 100.0%	$426,432,929

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $185,639,423.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $32,484,569. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $30,253,202. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $48,727,011. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $48,726,993. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $22,261,903. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $64,969,292. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $16,242,322. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $64,969,232. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $19,490,867. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $8,121,195. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $129,938,296. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $49,096,446. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	1,930	09/18/09	$110,164,400	$(1,469,485)

Cash collateral in the amount of $7,019,232 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$(106,220,964)	$(6,532,835)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(78,408,296)	(5,536,129)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(404,698,783)	(93,361,338)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(153,359,558)	(4,437,901)

		$(109,868,203)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$3,184,754	$3,184,754
Repurchase Agreements	—	524,784,577	524,784,577
Total Investment Securities	—	527,969,331	527,969,331
Other Financial Instruments*:
Futures Contracts	(1,469,485)	—	(1,469,485)
Swap Agreements	—	(109,868,203)	(109,868,203)
Total Other Financial Instruments	(1,469,485)	(109,868,203)	(111,337,688)
Total Investments	$(1,469,485)	$418,101,128	$416,631,643

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$746,668	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $746,668)	$746,668

	Repurchase Agreements (a) - 104.8%
7,466,699	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $7,466,740(b)	7,466,699
6,953,788	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $6,953,829(c)	6,953,788
11,200,048	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $11,200,309(d)	11,200,048
11,200,048	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $11,200,353(e)	11,200,048
5,116,963	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $5,116,990(f)	5,116,963
14,933,397	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $14,933,833(g)	14,933,397
3,733,349	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $3,733,370(h)	3,733,349
14,933,397	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $14,933,484(i)	14,933,397
4,480,019	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $4,480,043(j)	4,480,019
1,866,675	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,866,685(k)	1,866,675
29,866,795	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $29,866,978(l)	29,866,795
11,284,984	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $11,285,047(m)	11,284,984
	Total Repurchase Agreements (Cost $123,036,162)	123,036,162
	Total Investment Securities (Cost $123,782,830)† — 105.4%	123,782,830
	Liabilities in excess of other assets — (5.4%)	(6,328,983)
	Net Assets — 100.0%	$117,453,847

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $61,951,677.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $7,616,033. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $7,092,887. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $11,424,087. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $11,424,082. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $5,219,321. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $15,232,102. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $3,808,025. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $15,232,088. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $4,569,649. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $1,904,021. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $30,464,137. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $11,510,702. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	766	09/18/09	$39,094,725	$(530,258)

Cash collateral in the amount of $4,446,032 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$(79,470,070)	$(1,976,444)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(233,801,260)	(8,996,218)

		$(10,972,662)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$746,668	$746,668
Repurchase Agreements	—	123,036,162	123,036,162
Total Investment Securities	—	123,782,830	123,782,830
Other Financial Instruments*:
Futures Contracts	(530,258)	—	(530,258)
Swap Agreements	—	(10,972,662)	(10,972,662)
Total Other Financial Instruments	(530,258)	(10,972,662)	(11,502,920)
Total Investments	$(530,258)	$112,810,168	$112,279,910

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$65,861	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $65,861)	$65,861

	Repurchase Agreements (a) - 113.3%
658,611	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $658,615(b)	658,611
613,369	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $613,373(c)	613,369
987,916	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $987,939(d)	987,916
987,916	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $987,943(e)	987,916
451,349	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $451,351(f)	451,349
1,317,221	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $1,317,259(g)	1,317,221
329,305	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $329,307(h)	329,305
1,317,221	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,317,229(i)	1,317,221
395,166	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $395,168(j)	395,166
164,653	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $164,654(k)	164,653
2,634,442	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $2,634,458(l)	2,634,442
995,408	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $995,414(m)	995,408
	Total Repurchase Agreements (Cost $10,852,577)	10,852,577
	Total Investment Securities (Cost $10,918,438)† — 114.0%	10,918,438
	Liabilities in excess of other assets — (14.0%)	(1,344,063)
	Net Assets — 100.0%	$9,574,375

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $2,655,883.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $671,783. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $625,638. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,007,678. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,007,677. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $460,378. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,343,569. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $335,892. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,343,567. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $403,072. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $167,947. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $2,687,131. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,015,318. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(481,633)	$(51,768)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(1,224,448)	(106,172)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(16,492,645)	(1,110,516)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(977,421)	(54,517)

		$(1,322,973)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$65,861	$65,861
Repurchase Agreements	—	10,852,577	10,852,577
Total Investment Securities	—	10,918,438	10,918,438
Other Financial Instruments*:
Swap Agreements	—	(1,322,973)	(1,322,973)
Total Other Financial Instruments	—	(1,322,973)	(1,322,973)
Total Investments	$—	$9,595,465	$9,595,465

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$91,534	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $91,534)	$91,534

	Repurchase Agreements (a) - 110.0%
915,343	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $915,348(b)	915,343
852,465	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $852,470(c)	852,465
1,373,014	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,373,046(d)	1,373,014
1,373,014	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,373,051(e)	1,373,014
627,289	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $627,292(f)	627,289
1,830,686	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $1,830,739(g)	1,830,686
457,671	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $457,674(h)	457,671
1,830,686	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,830,697(i)	1,830,686
549,206	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $549,209(j)	549,206
228,836	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $228,837(k)	228,836
3,661,371	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $3,661,393(l)	3,661,371
1,383,427	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,383,435(m)	1,383,427
	Total Repurchase Agreements (Cost $15,083,008)	15,083,008
	Total Investment Securities (Cost $15,174,542)† — 110.7%	15,174,542
	Liabilities in excess of other assets — (10.7%)	(1,462,116)
	Net Assets — 100.0%	$13,712,426

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $3,696,974.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $933,650. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $869,517. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,400,479. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,400,478. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $639,837. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,867,304. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $466,826. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,867,303. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $560,194. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $233,414. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $3,734,599. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,411,098. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(3,905,486)	$(272,484)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(4,199,702)	(102,438)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(14,795,962)	(1,005,799)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(4,565,342)	(59,125)

		$(1,439,846)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$91,534	$91,534
Repurchase Agreements	—	15,083,008	15,083,008
Total Investment Securities	—	15,174,542	15,174,542
Other Financial Instruments*:
Swap Agreements	—	(1,439,846)	(1,439,846)
Total Other Financial Instruments	—	(1,439,846)	(1,439,846)
Total Investments	$—	$13,734,696	$13,734,696

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$44,305	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $44,305)	$44,305

	Repurchase Agreements (a) - 135.9%
443,052	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $443,054(b)	443,052
412,618	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $412,620(c)	412,618
664,578	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $664,594(d)	664,578
664,578	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $664,596(e)	664,578
303,626	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $303,628(f)	303,626
886,104	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $886,130(g)	886,104
221,526	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $221,527(h)	221,526
886,104	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $886,109(i)	886,104
265,831	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $265,832(j)	265,831
110,763	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $110,764(k)	110,763
1,772,209	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $1,772,220(l)	1,772,209
669,619	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $669,623(m)	669,619
	Total Repurchase Agreements (Cost $7,300,608)	7,300,608
	Total Investment Securities (Cost $7,344,913)† — 136.7%	7,344,913
	Liabilities in excess of other assets — (36.7%)	(1,971,248)
	Net Assets — 100.0%	$5,373,665

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $2,838,117.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $451,913. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $420,872. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $677,872. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $677,872. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $309,700. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $903,828. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $225,957. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $903,827. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $271,149. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $112,979. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $1,807,654. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $683,012. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(950,296)	$(139,606)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(2,404,684)	(141,963)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(6,012,782)	(1,592,899)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(1,396,415)	(80,391)

		$(1,954,859)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$44,305	$44,305
Repurchase Agreements	—	7,300,608	7,300,608
Total Investment Securities	—	7,344,913	7,344,913
Other Financial Instruments*:
Swap Agreements	—	(1,954,859)	(1,954,859)
Total Other Financial Instruments	—	(1,954,859)	(1,954,859)
Total Investments	$—	$5,390,054	$5,390,054

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$62,065	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $62,065)	$62,065

	Repurchase Agreements (a) - 130.4%
620,652	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $620,655(b)	620,652
578,018	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $578,021(c)	578,018
930,979	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $931,001(d)	930,979
930,979	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $931,004(e)	930,979
425,336	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $425,338(f)	425,336
1,241,305	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $1,241,341(g)	1,241,305
310,326	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $310,328(h)	310,326
1,241,305	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,241,312(i)	1,241,305
372,391	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $372,393(j)	372,391
155,163	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $155,164(k)	155,163
2,482,610	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $2,482,625(l)	2,482,610
938,040	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $938,045(m)	938,040
	Total Repurchase Agreements (Cost $10,227,104)	10,227,104
	Total Investment Securities (Cost $10,289,169)† — 131.2%	10,289,169
	Liabilities in excess of other assets — (31.2%)	(2,448,933)
	Net Assets — 100.0%	$7,840,236

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $3,771,910.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $633,065. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $589,580. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $949,602. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $949,601. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $433,844. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,266,134. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $316,533. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,266,133. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $379,841. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $158,267. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $2,532,263. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $956,802. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(2,685,186)	$(304,232)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(2,446,090)	(104,497)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(8,888,065)	(1,958,954)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(1,676,336)	(62,826)

		$(2,430,509)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$62,065	$62,065
Repurchase Agreements	—	10,227,104	10,227,104
Total Investment Securities	—	10,289,169	10,289,169
Other Financial Instruments*:
Swap Agreements	—	(2,430,509)	(2,430,509)
Total Other Financial Instruments	—	(2,430,509)	(2,430,509)
Total Investments	$—	$7,858,660	$7,858,660

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$101,682	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $101,682)	$101,682

	Repurchase Agreements (a) - 131.4%
1,016,822	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,016,828(b)	1,016,822
946,974	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $946,980(c)	946,974
1,525,233	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,525,269(d)	1,525,233
1,525,233	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,525,275(e)	1,525,233
696,833	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $696,837(f)	696,833
2,033,644	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $2,033,703(g)	2,033,644
508,411	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $508,414(h)	508,411
2,033,644	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,033,656(i)	2,033,644
610,093	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $610,096(j)	610,093
254,206	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $254,207(k)	254,206
4,067,289	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $4,067,314(l)	4,067,289
1,536,800	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,536,809(m)	1,536,800
	Total Repurchase Agreements (Cost $16,755,182)	16,755,182
	Total Investment Securities (Cost $16,856,864)† — 132.2%	16,856,864
	Liabilities in excess of other assets — (32.2%)	(4,109,208)
	Net Assets — 100.0%	$12,747,656

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $7,323,699.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $1,037,159. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $965,917. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,555,743. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,555,742. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $710,772. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $2,074,322. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $518,580. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $2,074,320. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $622,299. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $259,292. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $4,148,636. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,567,538. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(9,208,604)	$(1,722,347)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(5,796,151)	(359,478)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(7,763,560)	(1,858,710)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(2,751,497)	(144,743)

		$(4,085,278)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$101,682	$101,682
Repurchase Agreements	—	16,755,182	16,755,182
Total Investment Securities	—	16,856,864	16,856,864
Other Financial Instruments*:
Swap Agreements	—	(4,085,278)	(4,085,278)
Total Other Financial Instruments	—	(4,085,278)	(4,085,278)
Total Investments	$—	$12,771,586	$12,771,586

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$90,487	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $90,487)	$90,487

	Repurchase Agreements (a) - 123.4%
904,869	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $904,874(b)	904,869
842,711	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $842,716(c)	842,711
1,357,303	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,357,335(d)	1,357,303
1,357,303	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,357,340(e)	1,357,303
620,111	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $620,114(f)	620,111
1,809,738	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $1,809,791(g)	1,809,738
452,434	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $452,437(h)	452,434
1,809,738	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,809,749(i)	1,809,738
542,921	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $542,924(j)	542,921
226,217	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $226,218(k)	226,217
3,619,475	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $3,619,497(l)	3,619,475
1,367,596	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,367,604(m)	1,367,596
	Total Repurchase Agreements (Cost $14,910,416)	14,910,416
	Total Investment Securities (Cost $15,000,903)† — 124.1%	15,000,903
	Liabilities in excess of other assets — (24.1%)	(2,915,294)
	Net Assets — 100.0%	$12,085,609

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $5,694,361.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $922,966. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $859,568. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,384,454. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,384,453. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $632,515. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,845,937. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $461,484. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,845,936. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $553,783. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $230,743. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $3,691,865. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,394,950. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(6,640,822)	$(1,175,275)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(7,434,818)	(356,561)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(5,097,997)	(1,127,277)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(5,069,802)	(232,952)

		$(2,892,065)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$90,487	$90,487
Repurchase Agreements	—	14,910,416	14,910,416
Total Investment Securities	—	15,000,903	15,000,903
Other Financial Instruments*:
Swap Agreements	—	(2,892,065)	(2,892,065)
Total Other Financial Instruments	—	(2,892,065)	(2,892,065)
Total Investments	$—	$12,108,838	$12,108,838

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$656,082	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $656,082)	$656,082

	Repurchase Agreements (a) - 120.3%
6,560,836	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $6,560,872(b)	6,560,836
6,110,153	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $6,110,189(c)	6,110,153
9,841,254	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $9,841,484(d)	9,841,254
9,841,254	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $9,841,522(e)	9,841,254
4,496,171	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $4,496,195(f)	4,496,171
13,121,673	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $13,122,056(g)	13,121,673
3,280,418	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $3,280,436(h)	3,280,418
13,121,673	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $13,121,750(i)	13,121,673
3,936,502	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $3,936,523(j)	3,936,502
1,640,209	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,640,218(k)	1,640,209
26,243,345	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $26,243,505(l)	26,243,345
9,915,887	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $9,915,942(m)	9,915,887
	Total Repurchase Agreements (Cost $108,109,375)	108,109,375
	Total Investment Securities (Cost $108,765,457)† — 121.0%	108,765,457
	Liabilities in excess of other assets — (21.0%)	(18,908,463)
	Net Assets — 100.0%	$89,856,994

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $27,976,960.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $6,692,053. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $6,232,376. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $10,038,112. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $10,038,109. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $4,586,111. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $13,384,139. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $3,346,034. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $13,384,126. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $4,015,258. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $1,673,024. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $26,768,218. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $10,114,220. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(8,125,087)	$(336,698)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(16,007,786)	(1,320,275)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(7,648,881)	—

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(53,491,103)	(19,002,589)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(4,626,285)	(573,269)

		$(21,232,831)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$656,082	$656,082
Repurchase Agreements	—	108,109,375	108,109,375
Total Investment Securities	—	108,765,457	108,765,457
Other Financial Instruments*:
Swap Agreements	—	(21,232,831)	(21,232,831)
Total Other Financial Instruments	—	(21,232,831)	(21,232,831)
Total Investments	$—	$87,532,626	$87,532,626

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$101,559	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $101,559)	$101,559

	Repurchase Agreements (a) - 96.3%
1,015,596	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,015,602(b)	1,015,596
945,832	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $945,838(c)	945,832
1,523,395	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,523,431(d)	1,523,395
1,523,395	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,523,436(e)	1,523,395
695,993	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $695,997(f)	695,993
2,031,193	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $2,031,252(g)	2,031,193
507,798	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $507,801(h)	507,798
2,031,193	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,031,205(i)	2,031,193
609,358	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $609,361(j)	609,358
253,899	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $253,900(k)	253,899
4,062,386	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $4,062,411(l)	4,062,386
1,534,946	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,534,955(m)	1,534,946
	Total Repurchase Agreements (Cost $16,734,984)	16,734,984
	Total Investment Securities (Cost $16,836,543)† — 96.9%	16,836,543
	Other assets less liabilities — 3.1%	541,761
	Net Assets — 100.0%	$17,378,304

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $2,189,613.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $1,035,908. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $964,752. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,553,868. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,553,867. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $709,915. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $2,071,822. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $517,955. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $2,071,820. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $621,549. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $258,979. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $4,143,635. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,565,647. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(4,783,380)	$—

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,299,987)	(239,409)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(5,483,380)	—

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(2,259,239)	(276,938)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(3,333,428)	(173,806)

		$(690,153)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$101,559	$101,559
Repurchase Agreements	—	16,734,984	16,734,984
Total Investment Securities	—	16,836,543	16,836,543
Other Financial Instruments*:
Swap Agreements	—	(690,153)	(690,153)
Total Other Financial Instruments	—	(690,153)	(690,153)
Total Investments	$—	$16,146,390	$16,146,390

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$1,116,236	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $1,116,236)	$1,116,236

	Repurchase Agreements (a) - 131.0%
11,162,389	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $11,162,451(b)	11,162,389
10,395,610	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $10,395,671(c)	10,395,610
16,743,583	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $16,743,974(d)	16,743,583
16,743,583	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $16,744,039(e)	16,743,583
7,649,637	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $7,649,677(f)	7,649,637
22,324,778	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $22,325,429(g)	22,324,778
5,581,194	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $5,581,225(h)	5,581,194
22,324,778	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $22,324,908(i)	22,324,778
6,697,433	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $6,697,468(j)	6,697,433
2,790,597	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,790,613(k)	2,790,597
44,649,555	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $44,649,828(l)	44,649,555
16,870,558	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $16,870,652(m)	16,870,558
	Total Repurchase Agreements (Cost $183,933,695)	183,933,695
	Total Investment Securities (Cost $185,049,931)† — 131.8%	185,049,931
	Liabilities in excess of other assets — (31.8%)	(44,668,459)
	Net Assets — 100.0%	$140,381,472

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $85,183,237, including $5,980,071 related to Lehman. See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $11,385,637. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $10,603,557. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $17,078,511. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $17,078,505. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $7,802,657. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $22,771,329. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $5,692,832. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $22,771,308. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $6,831,426. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $2,846,428. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $45,542,556. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $17,207,996. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(39,042,678)	$(14,311,967)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(86,107,526)	(3,100,285)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(66,072,221)	(18,487,645)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(89,189,427)	(2,674,419)

		$(38,574,316)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$1,116,236	$1,116,236
Repurchase Agreements	—	183,933,695	183,933,695
Total Investment Securities	—	185,049,931	185,049,931
Other Financial Instruments*:
Swap Agreements	—	(38,574,316)	(38,574,316)
Total Other Financial Instruments	—	(38,574,316)	(38,574,316)
Total Investments	$—	$146,475,615	$146,475,615

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$187,332	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $187,332)	$187,332

	Repurchase Agreements (a) - 129.5%
1,873,324	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,873,334(b)	1,873,324
1,744,640	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,744,650(c)	1,744,640
2,809,986	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $2,810,052(d)	2,809,986
2,809,986	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $2,810,062(e)	2,809,986
1,283,798	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,283,805(f)	1,283,798
3,746,649	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $3,746,758(g)	3,746,649
936,662	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $936,667(h)	936,662
3,746,649	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $3,746,671(i)	3,746,649
1,123,995	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,124,001(j)	1,123,995
468,331	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $468,334(k)	468,331
7,493,297	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $7,493,343(l)	7,493,297
2,831,296	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,831,312(m)	2,831,296
	Total Repurchase Agreements (Cost $30,868,613)	30,868,613
	Total Investment Securities (Cost $31,055,945)† — 130.3%	31,055,945
	Liabilities in excess of other assets — (30.3%)	(7,221,586)
	Net Assets — 100.0%	$23,834,359

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $12,209,726.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $1,910,791. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $1,779,539. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $2,866,195. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $2,866,194. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $1,309,479. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $3,821,591. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $955,398. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $3,821,588. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,146,482. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $477,701. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $7,643,165. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $2,887,926. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(20,506,525)	$(4,747,165)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(9,716,288)	(340,326)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(10,811,681)	(1,955,361)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(6,677,387)	(198,805)

		$(7,241,657)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$187,332	$187,332
Repurchase Agreements	—	30,868,613	30,868,613
Total Investment Securities	—	31,055,945	31,055,945
Other Financial Instruments*:
Swap Agreements	—	(7,241,657)	(7,241,657)
Total Other Financial Instruments	—	(7,241,657)	(7,241,657)
Total Investments	$—	$23,814,288	$23,814,288

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.9%
$574,177	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $574,177)	$574,177

	Repurchase Agreements (a) - 143.3%
5,741,783	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $5,741,815(b)	5,741,783
5,347,362	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $5,347,393(c)	5,347,362
8,612,674	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $8,612,875(d)	8,612,674
8,612,674	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $8,612,908(e)	8,612,674
3,934,870	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $3,934,891(f)	3,934,870
11,483,565	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $11,483,900(g)	11,483,565
2,870,891	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,870,907(h)	2,870,891
11,483,565	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $11,483,632(i)	11,483,565
3,445,070	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $3,445,088(j)	3,445,070
1,435,446	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,435,454(k)	1,435,446
22,967,131	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $22,967,271(l)	22,967,131
8,677,988	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $8,678,036(m)	8,677,988
	Total Repurchase Agreements (Cost $94,613,019)	94,613,019
	Total Investment Securities (Cost $95,187,196)† — 144.2%	95,187,196
	Liabilities in excess of other assets — (44.2%)	(29,157,667)
	Net Assets — 100.0%	$66,029,529

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $40,294,367.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $5,856,619. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $5,454,327. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $8,784,956. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $8,784,953. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $4,013,582. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $11,713,265. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $2,928,316. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $11,713,254. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $3,513,994. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $1,464,164. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $23,426,479. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $8,851,562. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(55,379,904)	$(14,719,242)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(10,939,470)	(813,773)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(61,787,843)	(12,332,981)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(4,278,421)	(487,061)

		$(28,353,057)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$574,177	$574,177
Repurchase Agreements	—	94,613,019	94,613,019
Total Investment Securities	—	95,187,196	95,187,196
Other Financial Instruments*:
Swap Agreements	—	(28,353,057)	(28,353,057)
Total Other Financial Instruments	—	(28,353,057)	(28,353,057)
Total Investments	$—	$66,834,139	$66,834,139

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$4,776,267	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $4,776,267)	$4,776,267

	Repurchase Agreements (a) - 99.7%
47,762,778	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $47,763,043(b)	47,762,778
44,481,808	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $44,482,067(c)	44,481,808
71,644,168	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $71,645,840(d)	71,644,168
71,644,168	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $71,646,118(e)	71,644,168
32,732,053	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $32,732,226(f)	32,732,053
95,525,557	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $95,528,343(g)	95,525,557
23,881,389	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $23,881,522(h)	23,881,389
95,525,557	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $95,526,114(i)	95,525,557
28,657,667	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $28,657,818(j)	28,657,667
11,940,695	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $11,940,761(k)	11,940,695
191,051,114	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $191,052,282(l)	191,051,114
72,187,479	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $72,187,880(m)	72,187,479
	Total Repurchase Agreements (Cost $787,034,433)	787,034,433
	Total Investment Securities (Cost $791,810,700)† — 100.3%	791,810,700
	Liabilities in excess of other assets — (0.3%)	(2,194,370)
	Net Assets — 100.0%	$789,616,330

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $215,873,587.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $48,718,037. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $45,371,593. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $73,077,292. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $73,077,266. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $33,386,812. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $97,436,304. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $24,359,075. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $97,436,214. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $29,231,010. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $12,179,588. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $194,872,178. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $73,631,343. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(195,007,277)	$(16,385,501)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(197,523,100)	(16,258,004)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(151,618,060)	—

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(987,509,927)	(36,709,470)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(47,925,360)	(3,627,030)

		$(72,980,005)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$4,776,267	$4,776,267
Repurchase Agreements	—	787,034,433	787,034,433
Total Investment Securities	—	791,810,700	791,810,700
Other Financial Instruments*:
Swap Agreements	—	(72,980,005)	(72,980,005)
Total Other Financial Instruments	—	(72,980,005)	(72,980,005)
Total Investments	$—	$718,830,695	$718,830,695

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$69,839	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $69,839)	$69,839

	Repurchase Agreements (a) - 119.0%
698,388	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $698,392(b)	698,388
650,413	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $650,417(c)	650,413
1,047,581	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,047,605(d)	1,047,581
1,047,581	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,047,610(e)	1,047,581
478,608	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $478,611(f)	478,608
1,396,775	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $1,396,816(g)	1,396,775
349,194	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $349,196(h)	349,194
1,396,775	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,396,783(i)	1,396,775
419,033	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $419,035(j)	419,033
174,597	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $174,598(k)	174,597
2,793,550	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $2,793,567(l)	2,793,550
1,055,526	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,055,532(m)	1,055,526
	Total Repurchase Agreements (Cost $11,508,021)	11,508,021
	Total Investment Securities (Cost $11,577,860)† — 119.7%	11,577,860
	Liabilities in excess of other assets — (19.7%)	(1,903,444)
	Net Assets — 100.0%	$9,674,416

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $4,430,715.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $712,356. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $663,423. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,068,536. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,068,536. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $488,182. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,424,714. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $356,179. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,424,713. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $427,416. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $178,090. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $2,849,422. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,076,638. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(8,328,438)	$(1,396,411)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(1,161,134)	(85,327)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(7,816,041)	(306,355)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(2,068,156)	(96,990)

		$(1,885,083)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$69,839	$69,839
Repurchase Agreements	—	11,508,021	11,508,021
Total Investment Securities	—	11,577,860	11,577,860
Other Financial Instruments*:
Swap Agreements	—	(1,885,083)	(1,885,083)
Total Other Financial Instruments	—	(1,885,083)	(1,885,083)
Total Investments	$—	$9,692,777	$9,692,777

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 1.0%
$266,497	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $266,497)	$266,497

	Repurchase Agreements (a) - 164.7%
2,664,973	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,664,988(b)	2,664,973
2,481,908	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,481,922(c)	2,481,908
3,997,460	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $3,997,553(d)	3,997,460
3,997,460	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $3,997,569(e)	3,997,460
1,826,319	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,826,329(f)	1,826,319
5,329,947	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $5,330,102(g)	5,329,947
1,332,487	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,332,494(h)	1,332,487
5,329,947	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $5,329,978(i)	5,329,947
1,598,984	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,598,992(j)	1,598,984
666,243	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $666,247(k)	666,243
10,659,894	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $10,659,959(l)	10,659,894
4,027,775	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $4,027,797(m)	4,027,775
	Total Repurchase Agreements (Cost $43,913,397)	43,913,397
	Total Investment Securities (Cost $44,179,894)† — 165.7%	44,179,894
	Liabilities in excess of other assets — (65.7%)	(17,509,342)
	Net Assets — 100.0%	$26,670,552

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $19,265,931, including $967,066 related to Lehman. See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $2,718,273. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $2,531,554. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $4,077,423. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $4,077,421. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $1,862,852. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $5,436,559. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,359,140. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $5,436,554. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,630,974. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $679,572. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $10,873,094. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $4,108,337. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swaps Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(16,898,163)	$(5,439,558)

Equity Index Swaps Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(8,431,659)	(830,888)

Equity Index Swaps Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(19,693,487)	(4,890,729)

Equity Index Swaps Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(8,538,985)	(645,890)

		$(11,807,065)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$266,497	$266,497
Repurchase Agreements	—	43,913,397	43,913,397
Total Investment Securities	—	44,179,894	44,179,894
Other Financial Instruments*:
Swap Agreements	—	(11,807,065)	(11,807,065)
Total Other Financial Instruments	—	(11,807,065)	(11,807,065)
Total Investments	$—	$32,372,829	$32,372,829

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$2,178,066	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $2,178,066)	$2,178,066

	Repurchase Agreements (a) - 102.3%
21,780,705	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $21,780,826(b)	21,780,705
20,284,522	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $20,284,640(c)	20,284,522
32,671,057	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $32,671,819(d)	32,671,057
32,671,057	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $32,671,946(e)	32,671,057
14,926,418	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $14,926,497(f)	14,926,418
43,561,410	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $43,562,681(g)	43,561,410
10,890,352	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $10,890,413(h)	10,890,352
43,561,410	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $43,561,664(i)	43,561,410
13,068,423	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $13,068,492(j)	13,068,423
5,445,176	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $5,445,206(k)	5,445,176
87,122,820	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $87,123,352(l)	87,122,820
32,918,818	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $32,919,001(m)	32,918,818
	Total Repurchase Agreements (Cost $358,902,168)	358,902,168
	Total Investment Securities (Cost $361,080,234)† — 102.9%	361,080,234
	Liabilities in excess of other assets — (2.9%)	(10,165,091)
	Net Assets — 100.0%	$350,915,143

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $133,448,249.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $22,216,320. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $20,690,280. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $33,324,588. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $33,324,576. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $15,225,000. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $44,432,746. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $11,108,186. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $44,432,705. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $13,329,878. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $5,554,116. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $88,865,295. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $33,577,247. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(112,876,817)	$(8,122,590)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(101,760,523)	(18,740,498)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(223,388,599)	—

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(192,035,354)	(23,539,748)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(70,093,968)	(2,190,833)

		$(52,593,669)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$2,178,066	$2,178,066
Repurchase Agreements	—	358,902,168	358,902,168
Total Investment Securities	—	361,080,234	361,080,234
Other Financial Instruments*:
Swap Agreements	—	(52,593,669)	(52,593,669)
Total Other Financial Instruments	—	(52,593,669)	(52,593,669)
Total Investments	$—	$308,486,565	$308,486,565

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$4,834,796	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $4,834,796)	$4,834,796

	Repurchase Agreements (a) - 96.3%
48,348,064	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $48,348,333(b)	48,348,064
45,026,889	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $45,027,152(c)	45,026,889
72,522,097	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $72,523,789(d)	72,522,097
72,522,097	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $72,524,071(e)	72,522,097
33,133,152	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $33,133,327(f)	33,133,152
96,696,129	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $96,698,949(g)	96,696,129
24,174,032	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $24,174,166(h)	24,174,032
96,696,129	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $96,696,693(i)	96,696,129
29,008,839	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $29,008,992(j)	29,008,839
12,087,016	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $12,087,083(k)	12,087,016
193,392,257	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $193,393,439(l)	193,392,257
73,072,064	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $73,072,470(m)	73,072,064
	Total Repurchase Agreements (Cost $796,678,765)	796,678,765
	Total Investment Securities (Cost $801,513,561)† — 96.9%	801,513,561
	Other assets less liabilities — 3.1%	25,690,955
	Net Assets — 100.0%	$827,204,516

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $247,358,015.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $49,315,028. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $45,927,577. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $73,972,782. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $73,972,756. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $33,795,935. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $98,630,290. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $24,657,572. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $98,630,199. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $29,589,208. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $12,328,837. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $197,260,144. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $74,533,621. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(121,681,030)	$(9,445,481)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(248,800,488)	(26,471,286)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(213,254,030)	—

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(991,398,082)	25,404,802

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(68,390,815)	(11,947,202)

		$(22,459,167)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$4,834,796	$4,834,796
Repurchase Agreements	—	796,678,765	796,678,765
Total Investment Securities	—	801,513,561	801,513,561
Other Financial Instruments*:
Swap Agreements	—	(22,459,167)	(22,459,167)
Total Other Financial Instruments	—	(22,459,167)	(22,459,167)
Total Investments	$—	$779,054,394	$779,054,394

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.9%
$272,102	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $272,102)	$272,102

	Repurchase Agreements (a) - 140.7%
2,721,023	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,721,038(b)	2,721,023
2,534,108	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,534,123(c)	2,534,108
4,081,535	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $4,081,630(d)	4,081,535
4,081,535	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $4,081,646(e)	4,081,535
1,864,730	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,864,740(f)	1,864,730
5,442,046	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $5,442,205(g)	5,442,046
1,360,512	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,360,520(h)	1,360,512
5,442,046	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $5,442,078(i)	5,442,046
1,632,614	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,632,623(j)	1,632,614
680,256	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $680,260(k)	680,256
10,884,093	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $10,884,160(l)	10,884,093
4,112,486	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $4,112,509(m)	4,112,486
	Total Repurchase Agreements (Cost $44,836,984)	44,836,984
	Total Investment Securities (Cost $45,109,086)† — 141.6%	45,109,086
	Liabilities in excess of other assets — (41.6%)	(13,255,419)
	Net Assets — 100.0%	$31,853,667

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $19,985,668.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $2,775,444. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $2,584,799. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $4,163,179. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $4,163,178. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $1,902,031. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $5,550,900. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,387,726. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $5,550,895. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,665,277. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $693,866. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $11,101,777. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $4,194,742. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(15,416,144)	$(4,758,250)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(22,597,165)	(1,741,130)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(20,203,064)	(5,357,520)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(5,535,971)	(1,293,859)

		$(13,150,759)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$272,102	$272,102
Repurchase Agreements	—	44,836,984	44,836,984
Total Investment Securities	—	45,109,086	45,109,086
Other Financial Instruments*:
Swap Agreements	—	(13,150,759)	(13,150,759)
Total Other Financial Instruments	—	(13,150,759)	(13,150,759)
Total Investments	$—	$31,958,327	$31,958,327

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$222,751	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $222,751)	$222,751

	Repurchase Agreements (a) - 130.6%
2,227,513	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,227,525(b)	2,227,513
2,074,498	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,074,510(c)	2,074,498
3,341,269	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $3,341,347(d)	3,341,269
3,341,269	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $3,341,360(e)	3,341,269
1,526,525	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,526,533(f)	1,526,525
4,455,026	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $4,455,156(g)	4,455,026
1,113,756	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,113,762(h)	1,113,756
4,455,026	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $4,455,052(i)	4,455,026
1,336,508	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,336,515(j)	1,336,508
556,878	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $556,881(k)	556,878
8,910,052	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $8,910,106(l)	8,910,052
3,366,608	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $3,366,627(m)	3,366,608
	Total Repurchase Agreements (Cost $36,704,928)	36,704,928
	Total Investment Securities (Cost $36,927,679)† — 131.4%	36,927,679
	Liabilities in excess of other assets — (31.4%)	(8,815,293)
	Net Assets — 100.0%	$28,112,386

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $15,555,437, including $1,165,201 related to Lehman. See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $2,272,063. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $2,115,995. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $3,408,106. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $3,408,104. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $1,557,061. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $4,544,138. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,136,034. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $4,544,133. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,363,247. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $568,019. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $9,088,255. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $3,433,946. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(14,303,049)	$(105,722)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(2,757,775)	(277,440)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(26,521,372)	(6,608,620)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(12,712,610)	(623,033)

		$(7,614,815)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$222,751	$222,751
Repurchase Agreements	—	36,704,928	36,704,928
Total Investment Securities	—	36,927,679	36,927,679
Other Financial Instruments*:
Swap Agreements	—	(7,614,815)	(7,614,815)
Total Other Financial Instruments	—	(7,614,815)	(7,614,815)
Total Investments	$—	$29,312,864	$29,312,864

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$12,252	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $12,252)	$12,252

	Repurchase Agreements (a) - 105.6%
122,518	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $122,519(b)	122,518
114,101	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $114,102(c)	114,101
183,776	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $183,780(d)	183,776
183,776	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $183,781(e)	183,776
83,962	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $83,962(f)	83,962
245,035	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $245,042(g)	245,035
61,259	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $61,259(h)	61,259
245,035	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $245,036(i)	245,035
73,511	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $73,511(j)	73,511
30,629	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $30,629(k)	30,629
490,070	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $490,073(l)	490,070
185,171	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $185,172(m)	185,171
	Total Repurchase Agreements (Cost $2,018,843)	2,018,843
	Total Investment Securities (Cost $2,031,095)† — 106.2%	2,031,095
	Liabilities in excess of other assets — (6.2%)	(117,776)
	Net Assets — 100.0%	$1,913,319

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $578,763.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $124,968. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $116,383. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $187,452. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $187,452. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $85,642. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $249,936. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $62,484. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $249,936. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $74,982. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $31,242. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $499,872. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $188,875. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(425,062)	$9,911

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(587,113)	519

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(2,162,697)	(199,700)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(651,879)	(7,234)

		$(196,504)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$12,252	$12,252
Repurchase Agreements	—	2,018,843	2,018,843
Total Investment Securities	—	2,031,095	2,031,095
Other Financial Instruments*:
Swap Agreements	—	(196,504)	(196,504)
Total Other Financial Instruments	—	(196,504)	(196,504)
Total Investments	$—	$1,834,591	$1,834,591

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$79,346	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $79,346)	$79,346

	Repurchase Agreements (a) - 121.9%
793,464	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $793,468(b)	793,464
738,958	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $738,962(c)	738,958
1,190,196	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,190,224(d)	1,190,196
1,190,196	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,190,228(e)	1,190,196
543,764	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $543,767(f)	543,764
1,586,928	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $1,586,974(g)	1,586,928
396,732	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $396,734(h)	396,732
1,586,928	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,586,937(i)	1,586,928
476,078	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $476,081(j)	476,078
198,366	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $198,367(k)	198,366
3,173,855	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $3,173,874(l)	3,173,855
1,199,222	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,199,229(m)	1,199,222
	Total Repurchase Agreements (Cost $13,074,687)	13,074,687
	Total Investment Securities (Cost $13,154,033)† — 122.6%	13,154,033
	Liabilities in excess of other assets — (22.6%)	(2,425,191)
	Net Assets — 100.0%	$10,728,842

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $4,957,730, including $383,714 related to Lehman. See Note 5 to the schedule of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $809,333. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $753,740. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,214,004. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,214,003. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $554,641. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,618,670. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $404,668. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,618,669. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $485,603. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $202,335. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $3,237,333. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,223,208. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(3,754,208)	$(205,008)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(2,668,648)	(82,412)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(11,440,363)	(1,672,750)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(3,611,492)	(60,834)

		$(2,021,004)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$79,346	$79,346
Repurchase Agreements	—	13,074,687	13,074,687
Total Investment Securities	—	13,154,033	13,154,033
Other Financial Instruments*:
Swap Agreements	—	(2,021,004)	(2,021,004)
Total Other Financial Instruments	—	(2,021,004)	(2,021,004)
Total Investments	$—	$11,133,029	$11,133,029

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$428,070	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $428,070)	$428,070

	Repurchase Agreements (a) - 123.8%
4,280,711	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $4,280,735(b)	4,280,711
3,986,656	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $3,986,679(c)	3,986,656
6,421,066	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $6,421,216(d)	6,421,066
6,421,066	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $6,421,241(e)	6,421,066
2,933,591	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $2,933,606(f)	2,933,591
8,561,422	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $8,561,672(g)	8,561,422
2,140,355	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,140,367(h)	2,140,355
8,561,422	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $8,561,472(i)	8,561,422
2,568,426	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $2,568,440(j)	2,568,426
1,070,178	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,070,184(k)	1,070,178
17,122,843	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $17,122,948(l)	17,122,843
6,469,760	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $6,469,796(m)	6,469,760
	Total Repurchase Agreements (Cost $70,537,496)	70,537,496
	Total Investment Securities (Cost $70,965,566)† — 124.6%	70,965,566
	Liabilities in excess of other assets — (24.6%)	(14,011,261)
	Net Assets — 100.0%	$56,954,305

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $17,969,869.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $4,366,325. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $4,066,402. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $6,549,509. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $6,549,507. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $2,992,273. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $8,732,672. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $2,183,167. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $8,732,663. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $2,619,811. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $1,091,589. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $17,465,304. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $6,599,165. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI EAFE had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index	$(10,303,281)	$(677,987)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index	(4,145,533)	(453,408)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index	(42,438,805)	(12,797,342)

		$(13,928,737)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$428,070	$428,070
Repurchase Agreements	—	70,537,496	70,537,496
Total Investment Securities	—	70,965,566	70,965,566
Other Financial Instruments*:
Swap Agreements	—	(13,928,737)	(13,928,737)
Total Other Financial Instruments	—	(13,928,737)	(13,928,737)
Total Investments	$—	$57,036,829	$57,036,829

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$1,105,107	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $1,105,107)	$1,105,107

	Repurchase Agreements (a) - 106.9%
11,051,097	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $11,051,158(b)	11,051,097
10,291,964	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $10,292,024(c)	10,291,964
16,576,646	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $16,577,033(d)	16,576,646
16,576,646	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $16,577,097(e)	16,576,646
7,573,368	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $7,573,408(f)	7,573,368
22,102,195	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $22,102,840(g)	22,102,195
5,525,549	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $5,525,580(h)	5,525,549
22,102,195	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $22,102,324(i)	22,102,195
6,630,658	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $6,630,693(j)	6,630,658
2,762,774	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,762,789(k)	2,762,774
44,204,389	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $44,204,659(l)	44,204,389
16,702,355	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $16,702,448(m)	16,702,355
	Total Repurchase Agreements (Cost $182,099,836)	182,099,836
	Total Investment Securities (Cost $183,204,943)† — 107.6%	183,204,943
	Liabilities in excess of other assets — (7.6%)	(12,904,177)
	Net Assets — 100.0%	$170,300,766

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $40,806,869.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $11,272,120. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $10,497,838. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $16,908,235. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $16,908,229. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $7,724,863. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $22,544,293. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $5,636,074. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $22,544,273. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $6,763,315. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $2,818,048. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $45,088,486. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $17,036,429. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI Emerging Markets had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index	$(54,206,785)	$(1,738,630)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index	(41,300,950)	(1,357,226)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index	(34,766,519)	(10,076,634)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index	(39,542,829)	445,284

		$(12,727,206)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$1,105,107	$1,105,107
Repurchase Agreements	—	182,099,836	182,099,836
Total Investment Securities	—	183,204,943	183,204,943
Other Financial Instruments*:
Swap Agreements	—	(12,727,206)	(12,727,206)
Total Other Financial Instruments	—	(12,727,206)	(12,727,206)
Total Investments	$—	$170,477,737	$170,477,737

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$230,576	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $230,576)	$230,576

	Repurchase Agreements (a) - 110.2%
2,305,767	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $2,305,780(b)	2,305,767
2,147,377	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $2,147,390(c)	2,147,377
3,458,651	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $3,458,732(d)	3,458,651
3,458,651	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $3,458,745(e)	3,458,651
1,580,153	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,580,161(f)	1,580,153
4,611,534	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $4,611,669(g)	4,611,534
1,152,884	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,152,890(h)	1,152,884
4,611,534	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $4,611,561(i)	4,611,534
1,383,460	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $1,383,467(j)	1,383,460
576,442	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $576,445(k)	576,442
9,223,068	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $9,223,124(l)	9,223,068
3,484,879	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $3,484,898(m)	3,484,879
	Total Repurchase Agreements (Cost $37,994,400)	37,994,400
	Total Investment Securities (Cost $38,224,976)† — 110.9%	38,224,976
	Liabilities in excess of other assets — (10.9%)	(3,752,225)
	Net Assets — 100.0%	$34,472,751

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $7,924,529.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $2,351,882. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $2,190,332. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $3,527,836. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $3,527,834. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $1,611,762. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $4,703,776. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $1,175,945. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $4,703,772. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $1,411,138. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $587,975. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $9,407,531. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $3,554,582. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI EAFE had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index	$(12,579,304)	$(898,512)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index	(5,290,160)	(683,121)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index	(50,304,348)	(2,067,520)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(603,140)	(19,898)

		$(3,669,051)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$230,576	$230,576
Repurchase Agreements	—	37,994,400	37,994,400
Total Investment Securities	—	38,224,976	38,224,976
Other Financial Instruments*:
Swap Agreements	—	(3,669,051)	(3,669,051)
Total Other Financial Instruments	—	(3,669,051)	(3,669,051)
Total Investments	$—	$34,555,925	$34,555,925

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$1,782,779	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $1,782,779)	$1,782,779

	Repurchase Agreements (a) - 130.4%
17,827,827	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $17,827,926(b)	17,827,827
16,603,179	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $16,603,276(c)	16,603,179
26,741,740	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $26,742,364(d)	26,741,740
26,741,740	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $26,742,468(e)	26,741,740
12,217,492	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $12,217,556(f)	12,217,492
35,655,653	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $35,656,693(g)	35,655,653
8,913,913	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $8,913,963(h)	8,913,913
35,655,653	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $35,655,861(i)	35,655,653
10,696,696	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $10,696,752(j)	10,696,696
4,456,957	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $4,456,982(k)	4,456,957
71,311,307	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $71,311,743(l)	71,311,307
26,944,536	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $26,944,686(m)	26,944,536
	Total Repurchase Agreements (Cost $293,766,693)	293,766,693
	Total Investment Securities (Cost $295,549,472)† — 131.2%	295,549,472
	Liabilities in excess of other assets — (31.2%)	(70,343,430)
	Net Assets — 100.0%	$225,206,042

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $127,714,605.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $18,184,385. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $16,935,298. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $27,276,664. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $27,276,655. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $12,461,886. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $36,368,854. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $9,092,213. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $36,368,820. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $10,910,701. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $4,546,126. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $72,737,549. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $27,483,470. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Emerging Markets had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index	$(104,844,360)	$(4,685,968)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index	(58,441,780)	(1,696,180)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index	(18,098,504)	—

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index	(237,961,856)	(68,956,701)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index	(29,595,997)	334,471

		$(75,004,378)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$1,782,779	$1,782,779
Repurchase Agreements	—	293,766,693	293,766,693
Total Investment Securities	—	295,549,472	295,549,472
Other Financial Instruments*:
Swap Agreements	—	(75,004,378)	(75,004,378)
Total Other Financial Instruments	—	(75,004,378)	(75,004,378)
Total Investments	$—	$220,545,094	$220,545,094

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Europe

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$49,205	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $49,205)	$49,205

	Repurchase Agreements (a) - 119.7%
492,046	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $492,049(b)	492,046
458,246	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $458,249(c)	458,246
738,070	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $738,087(d)	738,070
738,070	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $738,090(e)	738,070
337,202	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $337,204(f)	337,202
984,093	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $984,122(g)	984,093
246,023	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $246,024(h)	246,023
984,093	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $984,099(i)	984,093
295,228	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $295,230(j)	295,228
123,012	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $123,013(k)	123,012
1,968,186	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $1,968,198(l)	1,968,186
743,665	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $743,669(m)	743,665
	Total Repurchase Agreements (Cost $8,107,934)	8,107,934
	Total Investment Securities (Cost $8,157,139)† — 120.4%	8,157,139
	Liabilities in excess of other assets — (20.4%)	(1,379,983)
	Net Assets — 100.0%	$6,777,156

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $3,685,768.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $501,887. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $467,412. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $752,834. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $752,834. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $343,947. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,003,777. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $250,944. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,003,776. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $301,135. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $125,473. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $2,007,550. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $758,539. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Europe had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index	$(9,268,922)	$(899,565)

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index	(4,336,029)	(456,953)

		$(1,356,518)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$49,205	$49,205
Repurchase Agreements	—	8,107,934	8,107,934
Total Investment Securities	—	8,157,139	8,157,139
Other Financial Instruments*:
Swap Agreements	—	(1,356,518)	(1,356,518)
Total Other Financial Instruments	—	(1,356,518)	(1,356,518)
Total Investments	$—	$6,800,621	$6,800,621

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$19,055	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $19,055)	$19,055

	Repurchase Agreements (a) - 116.6%
190,546	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $190,547(b)	190,546
177,456	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $177,457(c)	177,456
285,818	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $285,825(d)	285,818
285,818	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $285,826(e)	285,818
130,582	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $130,583(f)	130,582
381,091	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $381,102(g)	381,091
95,273	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $95,274(h)	95,273
381,091	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $381,093(i)	381,091
114,327	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $114,328(j)	114,327
47,636	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $47,636(k)	47,636
762,182	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $762,187(l)	762,182
287,987	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $287,989(m)	287,987
	Total Repurchase Agreements (Cost $3,139,807)	3,139,807
	Total Investment Securities (Cost $3,158,862)† — 117.3%	3,158,862
	Liabilities in excess of other assets — (17.3%)	(466,547)
	Net Assets — 100.0%	$2,692,315

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $1,375,391.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $194,357. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $181,006. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $291,535. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $291,535. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $133,194. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $388,714. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $97,179. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $388,713. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $116,614. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $48,589. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $777,426. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $293,747. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index	$(4,280,608)	$(382,664)

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index	(1,133,894)	(63,965)

		$(446,629)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$19,055	$19,055
Repurchase Agreements	—	3,139,807	3,139,807
Total Investment Securities	—	3,158,862	3,158,862
Other Financial Instruments*:
Swap Agreements	—	(446,629)	(446,629)
Total Other Financial Instruments	—	(446,629)	(446,629)
Total Investments	$—	$2,712,233	$2,712,233

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$44,223	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $44,223)	$44,223

	Repurchase Agreements (a) - 106.2%
442,232	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $442,234(b)	442,232
411,854	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $411,856(c)	411,854
663,348	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $663,363(d)	663,348
663,348	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $663,366(e)	663,348
303,064	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $303,066(f)	303,064
884,464	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $884,490(g)	884,464
221,116	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $221,117(h)	221,116
884,464	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $884,469(i)	884,464
265,339	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $265,340(j)	265,339
110,558	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $110,559(k)	110,558
1,768,929	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $1,768,940(l)	1,768,929
668,381	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $668,385(m)	668,381
	Total Repurchase Agreements (Cost $7,287,097)	7,287,097
	Total Investment Securities (Cost $7,331,320)† — 106.8%	7,331,320
	Liabilities in excess of other assets — (6.8%)	(468,722)
	Net Assets — 100.0%	$6,862,598

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $2,720,687.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $451,077. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $420,092. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $676,617. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $676,617. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $309,126. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $902,155. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $225,539. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $902,155. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $270,648. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $112,770. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $1,804,308. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $681,750. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Brazil had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index	$(8,345,249)	$(346,277)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index	(5,429,992)	(99,509)

		$(445,786)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$44,223	$44,223
Repurchase Agreements	—	7,287,097	7,287,097
Total Investment Securities	—	7,331,320	7,331,320
Other Financial Instruments*:
Swap Agreements	—	(445,786)	(445,786)
Total Other Financial Instruments	—	(445,786)	(445,786)
Total Investments	$—	$6,885,534	$6,885,534

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE/Xinhua China 25

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$2,429,541	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $2,429,541)	$2,429,541

	Repurchase Agreements (a) - 105.4%
24,295,460	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $24,295,595(b)	24,295,460
22,626,531	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $22,626,663(c)	22,626,531
36,443,190	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $36,444,040(d)	36,443,190
36,443,190	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $36,444,182(e)	36,443,190
16,649,791	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $16,649,879(f)	16,649,791
48,590,921	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $48,592,338(g)	48,590,921
12,147,730	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $12,147,797(h)	12,147,730
48,590,921	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $48,591,204(i)	48,590,921
14,577,276	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $14,577,353(j)	14,577,276
6,073,865	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $6,073,899(k)	6,073,865
97,181,841	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $97,182,435(l)	97,181,841
36,719,558	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $36,719,762(m)	36,719,558
	Total Repurchase Agreements (Cost $400,340,274)	400,340,274
	Total Investment Securities (Cost $402,769,815)† — 106.0%	402,769,815
	Liabilities in excess of other assets — (6.0%)	(22,696,767)
	Net Assets — 100.0%	$380,073,048

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $138,501,204.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $24,781,371. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $23,079,137. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $37,172,176. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $37,172,163. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $16,982,847. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $49,562,859. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $12,390,714. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $49,562,814. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $14,868,918. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $6,195,383. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $99,125,499. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $37,454,007. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index	$(228,751,225)	$(2,731,439)

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index	(192,199,394)	(820,330)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index	(63,671,603)	—

Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index	(171,852,325)	(45,906,670)

Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index	(98,144,154)	6,163,635

		$(43,294,804)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$2,429,541	$2,429,541
Repurchase Agreements	—	400,340,274	400,340,274
Total Investment Securities	—	402,769,815	402,769,815
Other Financial Instruments*:
Swap Agreements	—	(43,294,804)	(43,294,804)
Total Other Financial Instruments	—	(43,294,804)	(43,294,804)
Total Investments	$—	$359,475,011	$359,475,011

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.8%
$82,795	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $82,795)	$82,795

	Repurchase Agreements (a) - 127.7%
827,954	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $827,959(b)	827,954
771,080	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $771,084(c)	771,080
1,241,931	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,241,960(d)	1,241,931
1,241,931	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,241,965(e)	1,241,931
567,401	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $567,404(f)	567,401
1,655,909	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $1,655,957(g)	1,655,909
413,977	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $413,979(h)	413,977
1,655,909	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,655,919(i)	1,655,909
496,773	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $496,776(j)	496,773
206,989	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $206,990(k)	206,989
3,311,817	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $3,311,837(l)	3,311,817
1,251,350	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,251,357(m)	1,251,350
	Total Repurchase Agreements (Cost $13,643,021)	13,643,021
	Total Investment Securities (Cost $13,725,816)† — 128.5%	13,725,816
	Liabilities in excess of other assets — (28.5%)	(3,043,419)
	Net Assets — 100.0%	$10,682,397

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $4,880,102.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $844,513. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $786,504. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,266,774. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,266,773. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $578,751. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,689,031. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $422,258. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,689,030. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $506,712. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $211,130. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $3,378,054. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,276,379. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Japan had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index	$(3,099,879)	$(186,416)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index	(1,881,929)	(53,543)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index	(12,486,875)	(2,621,685)

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index	(4,142,353)	(143,058)

		$(3,004,702)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$82,795	$82,795
Repurchase Agreements	—	13,643,021	13,643,021
Total Investment Securities	—	13,725,816	13,725,816
Other Financial Instruments*:
Swap Agreements	—	(3,004,702)	(3,004,702)
Total Other Financial Instruments	—	(3,004,702)	(3,004,702)
Total Investments	$—	$10,721,114	$10,721,114

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Investable Market

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.7%
$89,870	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $89,870)	$89,870

	Repurchase Agreements (a) - 107.8%
898,700	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $898,705(b)	898,700
836,966	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $836,971(c)	836,966
1,348,050	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $1,348,081(d)	1,348,050
1,348,050	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $1,348,087(e)	1,348,050
615,883	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $615,886(f)	615,883
1,797,400	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $1,797,452(g)	1,797,400
449,350	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $449,352(h)	449,350
1,797,400	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $1,797,410(i)	1,797,400
539,220	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $539,223(j)	539,220
224,675	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $224,676(k)	224,675
3,594,800	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $3,594,822(l)	3,594,800
1,358,272	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $1,358,280(m)	1,358,272
	Total Repurchase Agreements (Cost $14,808,766)	14,808,766
	Total Investment Securities (Cost $14,898,636)† — 108.5%	14,898,636
	Liabilities in excess of other assets — (8.5%)	(1,170,682)
	Net Assets — 100.0%	$13,727,954

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $5,671,171.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $916,674. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $853,708. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $1,375,016. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $1,375,015. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $628,203. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $1,833,352. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $458,338. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $1,833,351. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $550,008. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $229,170. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $3,666,697. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $1,385,440. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index	$(8,729,589)	$(740,639)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index	(18,573,876)	(401,622)

		$(1,142,261)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$89,870	$89,870
Repurchase Agreements	—	14,808,766	14,808,766
Total Investment Securities	—	14,898,636	14,898,636
Other Financial Instruments*:
Swap Agreements	—	(1,142,261)	(1,142,261)
Total Other Financial Instruments	—	(1,142,261)	(1,142,261)
Total Investments	$—	$13,756,375	$13,756,375

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$30,084	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $30,084)	$30,084

	Repurchase Agreements (a) - 102.0%
300,842	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $300,844(b)	300,842
280,177	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $280,179(c)	280,177
451,264	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $451,275(d)	451,264
451,264	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $451,276(e)	451,264
206,169	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $206,170(f)	206,169
601,685	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $601,703(g)	601,685
150,421	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $150,422(h)	150,421
601,685	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $601,689(i)	601,685
180,505	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $180,506(j)	180,505
75,211	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $75,211(k)	75,211
1,203,370	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $1,203,377(l)	1,203,370
454,685	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $454,688(m)	454,685
	Total Repurchase Agreements (Cost $4,957,278)	4,957,278
	Total Investment Securities (Cost $4,987,362)† — 102.6%	4,987,362
	Liabilities in excess of other assets — (2.6%)	(125,706)
	Net Assets — 100.0%	$4,861,656

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $480,008.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $306,859. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $285,781. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $460,291. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $460,291. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $210,293. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $613,720. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $153,430. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $613,720. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $184,116. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $76,716. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $1,227,438. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $463,779. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	1	12/21/09	$119,750	$(181)

Cash collateral in the amount of $8,605 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(4,109,790)	$(113,003)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(674,206)	(14,719)

		$(127,722)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$30,084	$30,084
Repurchase Agreements	—	4,957,278	4,957,278
Total Investment Securities	—	4,987,362	4,987,362
Other Financial Instruments*:
Futures Contracts	(181)	—	(181)
Swap Agreements	—	(127,722)	(127,722)
Total Other Financial Instruments	(181)	(127,722)	(127,903)
Total Investments	$(181)	$4,859,640	$4,859,459

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$1,834,845	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $1,834,845)	$1,834,845

	Repurchase Agreements (a) - 91.2%
18,348,495	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $18,348,597(b)	18,348,495
17,088,081	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $17,088,181(c)	17,088,081
27,522,742	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $27,523,384(d)	27,522,742
27,522,742	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $27,523,491(e)	27,522,742
12,574,308	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $12,574,374(f)	12,574,308
36,696,990	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $36,698,060(g)	36,696,990
9,174,247	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $9,174,298(h)	9,174,247
36,696,990	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $36,697,204(i)	36,696,990
11,009,097	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $11,009,155(j)	11,009,097
4,587,124	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $4,587,149(k)	4,587,124
73,393,980	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $73,394,429(l)	73,393,980
27,731,462	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $27,731,616(m)	27,731,462
	Total Repurchase Agreements (Cost $302,346,258)	302,346,258
	Total Investment Securities (Cost $304,181,103)† — 91.8%	304,181,103
	Other assets less liabilities — 8.2%	27,249,080
	Net Assets — 100.0%	$331,430,183

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $16,050,718.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $18,715,466. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $17,429,900. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $28,073,289. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $28,073,279. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $12,825,840. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $37,431,020. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $9,357,754. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $37,430,986. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $11,229,352. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $4,678,897. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $74,861,875. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $28,286,135. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	82	12/21/09	$9,611,938	$(42,972)

Cash collateral in the amount of $304,318 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$(395,234,981)	$(6,380,943)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(14,909,795)	(558,904)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(114,316,229)	(3,759,944)

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(130,427,217)	(1,522,703)

		$(12,222,494)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$1,834,845	$1,834,845
Repurchase Agreements	—	302,346,258	302,346,258
Total Investment Securities	—	304,181,103	304,181,103
Other Financial Instruments*:
Futures Contracts	(42,972)	—	(42,972)
Swap Agreements	—	(12,222,494)	(12,222,494)
Total Other Financial Instruments	(42,972)	(12,222,494)	(12,265,466)
Total Investments	$(42,972)	$291,958,609	$291,915,637

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.6%
$21,643,044	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $21,643,044)	$21,643,044

	Repurchase Agreements (a) - 91.8%
216,430,921	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $216,432,123(b)	216,430,921
201,563,622	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $201,564,798(c)	201,563,622
324,646,381	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $324,653,956(d)	324,646,381
324,646,381	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $324,655,219(e)	324,646,381
148,321,110	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $148,321,893(f)	148,321,110
432,861,841	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $432,874,466(g)	432,861,841
108,215,460	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $108,216,061(h)	108,215,460
432,861,841	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $432,864,366(i)	432,861,841
129,858,552	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $129,859,237(j)	129,858,552
54,107,730	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $54,108,031(k)	54,107,730
865,723,682	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $865,728,973(l)	865,723,682
327,108,329	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $327,110,146(m)	327,108,329
	Total Repurchase Agreements (Cost $3,566,345,850)	3,566,345,850
	Total Investment Securities (Cost $3,587,988,894)† — 92.4%	3,587,988,894
	Other assets less liabilities — 7.6%	295,143,374
	Net Assets — 100.0%	$3,883,132,268

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $286,937,873.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $220,759,553. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $205,595,567. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $331,140,397. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $331,140,280. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $151,288,069. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $441,520,147. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $110,380,035. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $441,519,738. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $132,456,581. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $55,190,245. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $883,038,343. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $333,651,015. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	630	12/21/09	$75,442,500	$(114,067)

Cash collateral in the amount of $6,259,449 was pledged to cover margin requirements for open futures contracts as of August 31, 2009.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(4,303,026,876)	$(213,251,940)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(108,972,090)	(5,035,726)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(2,037,759,472)	(123,205,976)

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,283,835,762)	(33,909,195)

		$(375,402,837)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Government & Agency Security	$—	$21,643,044	$21,643,044
Repurchase Agreements	—	3,566,345,850	3,566,345,850
Total Investment Securities	—	3,587,988,894	3,587,988,894
Other Financial Instruments*:
Futures Contracts	(114,067)	—	(114,067)
Swap Agreements	—	(375,402,837)	(375,402,837)
Total Other Financial Instruments	(114,067)	(375,402,837)	(375,516,904)
Total Investments	$(114,067)	$3,212,586,057	$3,212,471,990

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Credit Suisse 130/30

Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 96.0%
	Consumer Discretionary - 11.4%

1,672	Amazon.com, Inc.*	$135,750
1,453	Apollo Group, Inc., Class A*	94,183
3,475	AutoNation, Inc.*	65,956
2,695	Best Buy Co., Inc.	97,775
681	Big Lots, Inc.*	17,311
3,475	Coach, Inc.	98,308
11,811	Comcast Corp., Class A	180,945
6,297	D.R. Horton, Inc.	84,443
2,871	Darden Restaurants, Inc.	94,542
1,669	DeVry, Inc.	85,286
2,565	Family Dollar Stores, Inc.	77,668
17,413	Ford Motor Co.*	132,339
1,999	GameStop Corp., Class A*	47,576
1,665	Gannett Co., Inc.	14,386
2,407	Genuine Parts Co.	89,155
5,405	H&R Block, Inc.	93,398
1,177	Home Depot, Inc.	32,120
9,072	Interpublic Group of Cos., Inc.*	57,063
4,199	Johnson Controls, Inc.	104,009
4,825	Leggett & Platt, Inc.	88,056
6,136	Lennar Corp., Class A	92,960
5,312	Limited Brands, Inc.	79,255
1,313	McDonald’s Corp.	73,843
1,927	McGraw-Hill Cos., Inc. (The)	64,766
6,289	Newell Rubbermaid, Inc.	87,543
15,542	Office Depot, Inc.*	81,129
2,417	O’Reilly Automotive, Inc.*	92,523
1,326	Polo Ralph Lauren Corp.	88,020
5,078	RadioShack Corp.	76,830
1,137	Sears Holdings Corp.*	72,143
5,241	Staples, Inc.	113,258
1,343	Starbucks Corp.*	25,504
2,470	Target Corp.	116,090
969	Time Warner Cable, Inc.	35,776
1,925	Time Warner, Inc.	53,727
1,872	TJX Cos., Inc.	67,298
3,753	Walt Disney Co. (The)	97,728
1,516	Whirlpool Corp.	97,342
		3,106,004
	Consumer Staples - 10.2%

8,150	Altria Group, Inc.	148,982
4,059	Archer-Daniels-Midland Co.	117,021
1,230	Avon Products, Inc.	39,200
2,776	Campbell Soup Co.	87,055
3,106	Coca-Cola Co. (The)	151,480
4,741	Coca-Cola Enterprises, Inc.	95,816
139	Colgate-Palmolive Co.	10,105
5,089	ConAgra Foods, Inc.	104,477
975	CVS Caremark Corp.	36,582
4,729	Dean Foods Co.*	85,784
2,696	H. J. Heinz Co.	103,796
1,505	Hershey Co. (The)	59,041
2,056	Hormel Foods Corp.	75,969
1,789	J.M. Smucker Co. (The)	93,511
1,608	Kellogg Co.	75,721
910	Kraft Foods, Inc., Class A	25,799
5,181	Kroger Co. (The)	111,858
1,284	McCormick & Co., Inc. (Non-Voting)	41,820
2,531	PepsiCo, Inc.	143,432
2,744	Philip Morris International, Inc.	125,428
7,619	Procter & Gamble Co. (The)	412,264
2,816	Safeway, Inc.	53,645
5,871	SUPERVALU, Inc.	84,249
7,883	Tyson Foods, Inc., Class A	94,517
4,275	Walgreen Co.	144,837
3,483	Wal-Mart Stores, Inc.	177,180
2,677	Whole Foods Market, Inc.*	77,847
		2,777,416
	Energy - 9.5%

2,183	Anadarko Petroleum Corp.	115,415
4,534	Chesapeake Energy Corp.	103,557
3,398	Chevron Corp.	237,656
1,510	ConocoPhillips	67,995
2,301	CONSOL Energy, Inc.	86,080
2,924	Denbury Resources, Inc.*	44,503
1,037	Diamond Offshore Drilling, Inc.	92,729
1,966	ENSCO International, Inc.	72,545
1,610	EOG Resources, Inc.	115,920
9,904	Exxon Mobil Corp.	684,862
1,794	Marathon Oil Corp.	55,381
720	Massey Energy Co.	19,498
2,979	National Oilwell Varco, Inc.*	108,287
672	Occidental Petroleum Corp.	49,123
2,726	Peabody Energy Corp.	89,086
1,985	Range Resources Corp.	96,014
3,923	Rowan Cos., Inc.	81,245
1,347	Schlumberger Ltd.	75,701
1,065	Smith International, Inc.	29,362
2,778	Southwestern Energy Co.*	102,397
150	Sunoco, Inc.	4,035
6,319	Tesoro Corp.	88,972
1,712	Williams Cos., Inc. (The)	28,145
3,230	XTO Energy, Inc.	124,678
		2,573,186
	Financials - 16.0%

2,906	Aflac, Inc.	118,042
3,912	Allstate Corp. (The)	114,974
756	American Express Co.	25,568
3,313	Ameriprise Financial, Inc.	99,489
5,208	Apartment Investment & Management Co., Class A (REIT)	63,381
23,414	Bank of America Corp.	411,852
133	Bank of New York Mellon Corp. (The)	3,938
1,666	Capital One Financial Corp.	62,125
3,531	Cincinnati Financial Corp.	90,817
7,544	Discover Financial Services	103,730
8,952	Fifth Third Bancorp	97,935
6,351	First Horizon National Corp.*	84,976
10,079	Genworth Financial, Inc., Class A	106,434
1,608	Goldman Sachs Group, Inc. (The)	266,060
4,768	Hartford Financial Services Group, Inc.	113,097
3,472	HCP, Inc. (REIT)	98,883
1,923	Health Care REIT, Inc. (REIT)	82,131
6,887	Hudson City Bancorp, Inc.	90,357
10,501	JPMorgan Chase & Co.	456,374
373	Lincoln National Corp.	9,415
4,515	Marsh & McLennan Cos., Inc.	106,283
1,806	Marshall & Ilsley Corp.	12,859
2,121	MetLife, Inc.	80,089
3,648	Moody’s Corp.	99,372
5,837	Morgan Stanley	169,040
4,012	NASDAQ OMX Group, Inc. (The)*	88,063
2,701	NYSE Euronext	76,546
2,842	Plum Creek Timber Co., Inc. (REIT)	86,084
2,948	PNC Financial Services Group, Inc.	125,555
2,728	Principal Financial Group, Inc.	77,475
5,155	Progressive Corp. (The)*	85,161
2,721	Prudential Financial, Inc.	137,628
1,399	Public Storage (REIT)	98,700

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,367	SunTrust Banks, Inc.	$31,947
457	T. Rowe Price Group, Inc.	20,711
7,926	U.S. Bancorp	179,286
13,636	Wells Fargo & Co.	375,263
		4,349,640
	Health Care - 10.8%

4,933	Abbott Laboratories	223,120
4,543	AmerisourceBergen Corp.	96,811
949	Amgen, Inc.*	56,693
32	Baxter International, Inc.	1,822
2,101	Biogen Idec, Inc.*	105,491
1,550	Bristol-Myers Squibb Co.	34,302
3,218	Cardinal Health, Inc.	111,278
993	Cephalon, Inc.*	56,532
3,751	Coventry Health Care, Inc.*	81,884
1,995	Eli Lilly & Co.	66,753
1,244	Express Scripts, Inc.*	89,842
3,146	Forest Laboratories, Inc.*	92,083
2,158	Genzyme Corp.*	120,222
3,823	Gilead Sciences, Inc.*	172,264
2,557	Humana, Inc.*	91,285
6,419	IMS Health, Inc.	88,967
196	Intuitive Surgical, Inc.*	43,651
4,818	Johnson & Johnson	291,200
308	Life Technologies Corp.*	13,715
2,017	McKesson Corp.	114,687
2,538	Medco Health Solutions, Inc.*	140,148
1,712	Medtronic, Inc.	65,570
2,023	Merck & Co., Inc.	65,606
11,262	Pfizer, Inc.	188,075
3,884	Schering-Plough Corp.	109,451
2,090	Stryker Corp.	86,651
2,258	UnitedHealth Group, Inc.	63,224
1,733	Varian Medical Systems, Inc.*	74,640
1,314	Waters Corp.*	66,068
1,657	Watson Pharmaceuticals, Inc.*	58,476
1,310	Wyeth	62,684
		2,933,195
	Industrials - 9.9%

466	3M Co.	33,599
1,671	C.H. Robinson Worldwide, Inc.	94,010
2,339	Cooper Industries Ltd., Class A	75,433
463	CSX Corp.	19,677
2,359	Dover Corp.	81,598
634	Dun & Bradstreet Corp.	46,307
1,809	Eaton Corp.	97,596
1,023	Expeditors International of Washington, Inc.	33,411
2,354	Fastenal Co.	85,215
493	Flowserve Corp.	42,521
1,844	Fluor Corp.	97,548
2,265	General Dynamics Corp.	134,065
22,719	General Electric Co.	315,794
1,817	ITT Corp.	90,995
2,057	Jacobs Engineering Group, Inc.*	90,467
1,328	L-3 Communications Holdings, Inc.	98,803
1,803	Lockheed Martin Corp.	135,189
858	Monster Worldwide, Inc.*	13,917
2,143	Northrop Grumman Corp.	104,600
2,522	Raytheon Co.	118,988
3,827	Republic Services, Inc.	98,009
2,111	Ryder System, Inc.	80,218
1,651	Stericycle, Inc.*	81,758
5,993	Textron, Inc.	92,052
1,501	Union Pacific Corp.	89,775
3,678	United Parcel Service, Inc., Class B	196,626
658	United Technologies Corp.	39,059
1,052	W.W. Grainger, Inc.	92,018
3,476	Waste Management, Inc.	104,037
		2,683,285
	Information Technology - 17.3%

1,646	Affiliated Computer Services, Inc., Class A*	73,741
4,795	Akamai Technologies, Inc.*	84,584
527	Altera Corp.	10,124
2,459	Amphenol Corp., Class A	85,967
2,442	Apple, Inc.*	410,769
3,774	Broadcom Corp., Class A*	107,370
4,373	CA, Inc.	97,474
9,638	Cisco Systems, Inc.*	208,181
2,952	Cognizant Technology Solutions Corp., Class A*	102,966
1,922	Computer Sciences Corp.*	93,890
5,767	Convergys Corp.*	62,514
6,138	Corning, Inc.	92,561
5,375	Dell, Inc.*	85,086
1,942	eBay, Inc.*	42,996
3,700	Fidelity National Information Services, Inc.	90,872
3,738	FLIR Systems, Inc.*	86,049
478	Google, Inc., Class A*	220,678
2,604	Harris Corp.	90,437
6,635	Hewlett-Packard Co.	297,845
9,444	Intel Corp.	191,902
2,292	International Business Machines Corp.	270,571
3,224	Intuit, Inc.*	89,530
8,392	Jabil Circuit, Inc.	91,892
2,758	Juniper Networks, Inc.*	63,627
3,443	Linear Technology Corp.	91,481
289	McAfee, Inc.*	11,496
57	MEMC Electronic Materials, Inc.*	909
13,224	Micron Technology, Inc.*	97,461
15,427	Microsoft Corp.	380,276
1,150	NetApp, Inc.*	26,162
6,979	Nvidia Corp.*	101,335
11,855	Oracle Corp.	259,269
2,248	QLogic Corp.*	35,541
3,097	QUALCOMM, Inc.	143,763
3,978	Red Hat, Inc.*	91,335
1,893	Salesforce.com, Inc.*	98,190
828	Teradata Corp.*	22,298
2,578	Teradyne, Inc.*	21,268
5,668	Total System Services, Inc.	86,494
3,860	VeriSign, Inc.*	81,793
2,990	Western Digital Corp.*	102,497
234	Western Union Co. (The)	4,221
		4,707,415
	Materials - 2.4%

1,234	AK Steel Holding Corp.	25,075
1,781	Alcoa, Inc.	21,461
1,652	Ball Corp.	80,056
922	Bemis Co., Inc.	24,516
2,365	Dow Chemical Co. (The)	50,351
1,612	Eastman Chemical Co.	84,082
2,128	Ecolab, Inc.	89,993
4,771	International Paper Co.	109,495
266	Monsanto Co.	22,312
1,186	Newmont Mining Corp.	47,665
3,313	Pactiv Corp.*	82,328
		637,334

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services - 2.7%

3,122	American Tower Corp., Class A*	$98,811
15,527	AT&T, Inc.	404,479
9,570	MetroPCS Communications, Inc.*	76,177
4,945	Verizon Communications, Inc.	153,493
		732,960
	Utilities - 5.8%

2,609	AES Corp. (The)*	35,665
2,187	Allegheny Energy, Inc.	57,759
3,506	Ameren Corp.	94,557
252	American Electric Power Co., Inc.	7,920
6,523	CMS Energy Corp.	87,473
3,694	Dominion Resources, Inc.	122,198
2,523	DTE Energy Co.	87,750
3,060	Edison International	102,235
1,314	Entergy Corp.	103,806
3,052	Exelon Corp.	152,661
2,501	FirstEnergy Corp.	112,870
1,453	FPL Group, Inc.	81,630
2,492	Integrys Energy Group, Inc.	85,550
6,641	NiSource, Inc.	87,728
3,775	Northeast Utilities	89,807
5,649	Pepco Holdings, Inc.	80,950
3,523	PPL Corp.	103,576
2,698	Questar Corp.	91,084
		1,585,219
	Total Common Stocks (Cost $24,373,437)	26,085,654

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%
$6,633	Federal Home Loan Bank, 0.08%, due 09/01/09 (Cost $6,633)	6,633

	Repurchase Agreements (a) - 4.0%
66,329	Bank of America Corp., 0.20%, dated 08/31/09, due 09/01/09, total to be received $66,329(b)	66,329
61,772	Bank of America Corp., 0.21%, dated 08/31/09, due 09/01/09, total to be received $61,772(c)	61,772
99,493	Credit Suisse (USA) LLC, 0.12%, dated 08/25/09, due 09/01/09, total to be received $99,495(d)	99,493
99,493	Credit Suisse (USA) LLC, 0.14%, dated 08/26/09, due 09/02/09, total to be received $99,496(e)	99,493
45,455	Credit Suisse (USA) LLC, 0.19%, dated 08/31/09, due 09/01/09, total to be received $45,455(f)	45,455
132,657	ING Financial Markets LLC, 0.15%, dated 08/27/09, due 09/03/09, total to be received $132,661(g)	132,657
33,164	ING Financial Markets LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $33,164(h)	33,164
132,657	ING Financial Markets LLC, 0.21%, dated 08/31/09, due 09/01/09, total to be received $132,658(i)	132,657
39,797	JPMorgan Chase & Co., 0.19%, dated 08/31/09, due 09/01/09, total to be received $39,797(j)	39,797
16,582	JPMorgan Chase & Co., 0.20%, dated 08/31/09, due 09/01/09, total to be received $16,582(k)	16,582
265,314	JPMorgan Chase & Co., 0.22%, dated 08/31/09, due 09/01/09, total to be received $265,316(l)	265,314
100,249	UBS Warburg LLC, 0.20%, dated 08/31/09, due 09/01/09, total to be received $100,250(m)	100,249
	Total Repurchase Agreements (Cost $1,092,962)	1,092,962
	Total Investment Securities (Cost $25,473,032) — 100.0%	27,185,249
	Other assets less liabilities — 0.0%	5,470
	Net Assets — 100.0%	$27,190,719

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 08/31/09, the aggregate amount held in a segregated account was $122,538.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00%, due 12/21/15; Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 02/22/10; Federal National Mortgage Association, 0%, due 05/27/11; U.S. Treasury Notes, 3.13%, due 08/31/13 to 09/30/13, which had a total value of $67,656. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 12/15/37 to 08/20/39, which had a total value of $63,008. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.13% to 2.75%, due 01/15/12 to 12/31/13, which had a total value of $101,483. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 07/20/30 to 08/20/39, which had a total value of $101,483. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.50%, due 12/31/10 to 12/31/13, which had a total value of $46,364. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.63% to 4.50%, due 06/30/10 to 08/15/19, which had a total value of $135,310. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 2.75% to 5.75%, due 10/15/09 to 08/15/19, which had a total value of $33,827. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 02/12/10; Federal Home Loan Bank, 0%, due 09/14/09 to 01/19/10; Federal National Mortgage Association, 0% to 5.55%, due 05/27/11 to 06/26/28; U.S. Treasury Notes, 1.88% to 5.13%, due 05/31/13 to 05/15/17, which had a total value of $135,310. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 09/15/09 to 03/29/10; Federal National Mortgage Association, 1.50% to 6.08%, due 09/16/10 to 03/04/11, which had a total value of $40,593. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 09/09/09 to 04/19/10; Federal Home Loan Mortgage Corp., 0%, due 03/01/10; Federal National Mortgage Association, 0%, due 09/01/09 to 04/08/10, which had a total value of $16,914. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 3.38%, due 12/30/09 to 04/13/12; Federal Home Loan Mortgage Corp., 1.50% to 5.75%, due 04/30/10 to 01/13/16; Federal National Mortgage Association, 0% to 7.13%, due 09/10/09 to 06/18/19, which had a total value of $270,620. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 01/05/10 to 02/14/11; Federal Home Loan Bank, 0% to 6.00%, due 09/03/09 to 09/15/21; Federal Home Loan Mortgage Corp., 0%, due 09/30/09 to 01/26/10; Federal National Mortgage Association, 0%, due 09/01/09 to 11/15/30, which had a value of $102,254. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,829,775
Aggregate gross unrealized depreciation	(117,558)
Net unrealized appreciation	$1,712,217
Federal income tax cost of investments	$25,473,032

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of August 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Credit Suisse 130/30 Large Cap Index	$(8,109,566)	$(293,889)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Credit Suisse 130/30 Large Cap Index	9,201,534	272,376

		$(21,513)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at August 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$26,085,654	$—	$26,085,654
U.S. Government & Agency Security	—	6,633	6,633
Repurchase Agreements	—	1,092,962	1,092,962
Total Investment Securities	26,085,654	1,099,595	27,185,249
Other Financial Instruments*:
Swap Agreements	—	(21,513)	(21,513)
Total Other Financial Instruments	—	(21,513)	(21,513)
Total Investments	$26,085,654	$1,078,082	$27,163,736

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

ProShares Trust Notes to Schedule of Portfolio Investments

August 31, 2009 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 78 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates value.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) and FASB Staff Position FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), effective June 1, 2008 and June 1, 2009, respectively. There was no impact to the Funds’ net assets or results of operations upon adoption; however, these accounting standards do require additional disclosures. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

ProShares Trust Notes to Schedule of Portfolio Investments (continued)

August 31, 2009 (Unaudited)

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of August 31, 2009, based upon the three levels defined above, is included in each Fund’s Schedule of Portfolio Investments.

American Depositary Receipts (“ADRs”)

Certain Funds may invest in ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a security—typically a debt security— and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivative Instruments

In seeking to achieve each Fund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund’s investment objective.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Investments and the volume of these open positions relative to the net assets of each respective Fund is generally representative of open positions throughout the reporting period for each respective Fund.

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell index futures contracts as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount

ProShares Trust Notes to Schedule of Portfolio Investments (continued)

August 31, 2009 (Unaudited)

multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks or bonds in the index are not physically delivered.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, each Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). In a “long” swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (equity price risk for all Funds except for the Short 20+, UltraShort 7-10 and 20+ Year Treasury Funds, which are primarily subject to interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a counterparty to a swap agreement is monitored by the Advisor. The Advisor may use various techniques to

ProShares Trust Notes to Schedule of Portfolio Investments (continued)

August 31, 2009 (Unaudited)

minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at August 31, 2009 contractually terminate within twelve months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount.

The Funds collateralize swap agreements with certain securities and cash equivalents as indicated on their Schedule of Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

The Funds remain subject to credit risk with respect to the amounts they expect to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net asset or another reasonable basis.

3. Risk

Refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the Funds, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation and Compounding Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective.  A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests.  A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Funds’ ability to meet its daily investment objective on that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objectives.

ProShares Trust Notes to Schedule of Portfolio Investments (continued)

August 31, 2009 (Unaudited)

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

At August 31, 2009, the Ultra QQQ, Ultra Dow30, Ultra S&P500, Ultra MidCap400, Ultra SmallCap600, Ultra Russell2000, Ultra Russell1000 Value, Ultra Russell1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Value, Ultra Russell2000 Growth, Ultra Basic Materials, Ultra Consumer Services, Ultra Financials, Ultra Health Care, Ultra Industrials, Ultra Oil & Gas, Ultra Real Estate, Ultra Semiconductors, Ultra Technology, Ultra Utilities, Ultra MSCI EAFE and Ultra MSCI Japan Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

Leverage Risk

The Funds use investment techniques that may be considered aggressive, including the use of futures contracts and swap agreements. The Funds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

4. Subsequent Event

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through October 27, 2009, the date the report was available to be issued.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg

Louis Mayberg
President
October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg

Louis Mayberg
President
October 27, 2009

By:	/s/ Charles Todd

Charles Todd
Treasurer
October 27, 2009